UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number  811-04347

                GMO Trust

           (Exact name of the registrant as specified in charter)

           53 State Street, 33rd Floor, Boston, MA       02109

          (Address of principal executive offices)   (Zip Code)

        Tara Pari, Chief Executive Officer, 53 State Street, 33rd Floor, Boston, MA 02109

              (Name and address of agent for services)

Registrant’s telephone number, including area code:  617-346-7646

Date of fiscal year end:   02/29/24

Date of reporting period: 08/31/23

Item 1. Reports to Stockholders.

The semi-annual reports for each series of the registrant for the period ended August 31, 2023 are filed herewith.

GMO Trust

Semiannual Report

August 31, 2023

Climate Change Fund

Emerging Markets ex-China Fund

Emerging Markets Fund

Emerging Markets Select Equity Fund

International Equity Fund

International Opportunistic Value Fund

(formerly Tax-Managed International Equities Fund)

Japan Value Creation Fund

Quality Cyclicals Fund

Quality Fund

Resource Transition Fund

Resources Fund

Small Cap Quality Fund

U.S. Equity Fund

U.S. Opportunistic Value Fund

U.S. Small Cap Value Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT, which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

Financial Highlights	83

Notes to Financial Statements	128

Board Review of Investment Management Agreements	168

Liquidity Risk Management Program	182

Fund Expenses	183

GMO Climate Change Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	98.1%
Mutual Funds	3.2
Preferred Stocks	1.5
Short-Term Investments	0.1
Other	(2.9)

100.0%

Country/Region Summary¤	% of Investments

United States	46.8%
Canada	9.7
France	8.7
South Korea	5.3
Japan	5.0
Other Developed	4.7	‡
Germany	3.6
Denmark	3.6
Brazil	2.7
Mexico	2.5
Spain	2.2
China	1.5
Chile	1.5
Argentina	1.1
Italy	1.0
Other Emerging	0.1	†

	100.0%

Industry Group Summary	% of Equity Investments#

Clean Energy	47.6%
Energy Efficiency	20.8
Agriculture	9.8
Copper	9.4
Electric Grid	6.6
Water	5.5
Cash/Other	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

2

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.1%

	Argentina — 1.1%
893,215	Adecoagro SA (a)	10,254,108

	Australia — 0.1%
320,055	Clean TeQ Water Ltd * (a)	76,540
1,399,037	Sunrise Energy Metals Ltd * (a)	862,462

	Total Australia	939,002

	Brazil — 2.8%
1,349,167	Sao Martinho SA	9,843,480
795,652	SLC Agricola SA	6,462,197
946,900	Suzano SA	9,589,369

	Total Brazil	25,895,046

	Canada — 10.0%
476,293	Anaergia Inc * (a)	132,186
597,735	Canadian Solar Inc * (a)	16,742,557
431,300	Capstone Copper Corp *	2,007,754
111,900	ERO Copper Corp *	2,314,687
655,464	First Quantum Minerals Ltd	17,609,046
1,925,700	Greenlane Renewables Inc * (a)	327,791
3,924,457	Ivanhoe Mines Ltd – Class A* (a)	34,911,170
1,008,392	Largo Inc * (a)	3,298,618
1,333,508	Li-Cycle Holdings Corp * (a)	5,920,776
237,900	Northland Power Inc	4,498,479
85,400	Nutrien Ltd	5,407,528

	Total Canada	93,170,592

	China — 1.6%
4,391,114	China High Speed Transmission Equipment Group Co Ltd *	1,426,351
761,152	Goldwind Science & Technology Co Ltd	399,263
225,792	Hollysys Automation Technologies Ltd *	4,253,921
1,526,045	Ming Yang Smart Energy Group Ltd – Class A	3,123,824
583,600	Tianjin Capital Environmental Protection Group Co Ltd – Class A	471,653
2,606,006	Tianneng Power International Ltd (a)	2,776,156
1,226,576	Yutong Bus Co Ltd – Class A	2,099,225

	Total China	14,550,393

	Denmark — 3.7%
11,113	Rockwool A/S – B Shares	2,836,258
1,374,362	Vestas Wind Systems A/S *	31,754,777

	Total Denmark	34,591,035

	Finland — 0.9%
333,129	Kemira Oyj	5,272,796
89,318	Neste Oyj	3,267,526

	Total Finland	8,540,322

Shares	Description	Value ($)

	France — 9.0%
29,268	Legrand SA	2,883,466
376,292	Nexans SA	30,952,296
271,457	STMicroelectronics NV	12,808,597
688,102	Valeo SE	13,375,522
652,332	Veolia Environnement SA	20,350,760
114,522	Waga Energy SA * (a)	3,477,826

	Total France	83,848,467

	Germany — 3.7%
363,210	E.ON SE	4,470,993
468,749	Infineon Technologies AG	16,751,064
138,506	Knorr-Bremse AG	9,460,032
28,682	Siemens AG (Registered)	4,308,919

	Total Germany	34,991,008

	Ireland — 0.3%
31,685	Kingspan Group Plc	2,677,207

	Isle of Man — 0.7%
460,000	Lifezone Holdings Ltd *	6,578,000

	Israel — 0.5%
823,464	ICL Group Ltd	4,920,861

	Italy — 1.1%
241,600	Prysmian SPA	9,870,925

	Japan — 5.1%
254,400	Ebara Corp	12,648,583
240,700	GS Yuasa Corp	4,561,051
140,600	Organo Corp	3,902,264
396,100	Panasonic Holdings Corp	4,559,131
942,500	Renesas Electronics Corp *	15,701,730
315,000	Yokogawa Electric Corp	6,237,296

	Total Japan	47,610,055

	Mexico — 2.6%
3,546,905	Grupo Mexico SAB de CV – Series B	16,953,917
3,308,000	Orbia Advance Corp SAB de CV	7,362,752

	Total Mexico	24,316,669

	Netherlands — 0.7%
149,373	Arcadis NV	6,991,548

	Norway — 0.7%
778,202	Austevoll Seafood ASA	5,630,030
77,880	Grieg Seafood ASA	549,936

	Total Norway	6,179,966

	Russia — 0.0%
72,215	MMC Norilsk Nickel PJSC * (b)	126,934
3	MMC Norilsk Nickel PJSC ADR * (b)	—
120,856	PhosAgro PJSC (b)	92,122

3	See accompanying notes to the financial statements.

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
2,335	PhosAgro PJSC GDR * (b) (c)	592
169,638	Ros Agro Plc GDR (Registered) * (b)	13,879

	Total Russia	233,527

	South Korea — 5.4%
99,070	LG Chem Ltd	43,621,294
15,892	Samsung SDI Co Ltd	7,370,729

	Total South Korea	50,992,023

	Spain — 2.3%
23,995	Acciona SA	3,429,331
217,225	Endesa SA	4,511,315
387,363	Iberdrola SA	4,595,184
226,200	Redeia Corp. SA	3,673,328
341,100	Solaria Energia y Medio Ambiente SA * (a)	5,068,675

	Total Spain	21,277,833

	Sweden — 0.3%
244,125	Munters Group AB	3,013,819

	Switzerland — 0.1%
17,328	Landis+Gyr Group AG	1,280,531

	Ukraine — 0.1%
219,994	Kernel Holding SA *	587,160

	United Kingdom — 0.4%
235,969	National Grid Plc	2,945,458
187,340	Renewi Plc *	1,139,987

	Total United Kingdom	4,085,445

	United States — 44.9%
342,762	Aemetis, Inc. * (a)	1,717,238
83,092	AGCO Corp.	10,762,907
331,800	Alcoa Corp.	9,980,544
909,754	Ameresco, Inc. – Class A*	39,565,201
345,361	BorgWarner, Inc.	14,073,461
3,789,473	Clean Energy Fuels Corp. *	16,143,155
43,338	Constellation Energy Corp.	4,514,086
125,824	Corteva, Inc.	6,355,370
772,863	Darling Ingredients, Inc. *	47,732,019
10,022	Deere & Co.	4,118,441
59,567	Edison International	4,101,188
52,691	EnerSys	5,531,501
44,122	Enphase Energy, Inc. *	5,582,757
69,739	Exelon Corp.	2,797,929
29,695	First Solar, Inc. *	5,615,918
336,622	Freeport-McMoRan, Inc.	13,434,584
1,171,395	Gevo, Inc. * (a)	1,534,527
6,330,708	GrafTech International Ltd.	22,410,706
1,038,631	Green Plains, Inc. *	32,239,106
47,200	Johnson Controls International Plc	2,787,632
7,800	Lennox International, Inc.	2,939,118

Shares	Description	Value ($)

	United States — continued
633,978	Livent Corp. * (a)	13,611,508
303,318	Mosaic Co. (The)	11,783,904
152,148	Mueller Water Products, Inc. – Class A	2,148,330
29,587	MYR Group, Inc. *	4,203,425
89,665	ON Semiconductor Corp. *	8,828,416
22,909	Owens Corning	3,296,834
91,872	Pentair Plc	6,454,927
99,381	PotlatchDeltic Corp. (REIT)	4,696,746
204,523	Sensata Technologies Holding Plc	7,694,155
281,511	SolarEdge Technologies, Inc. *	45,765,243
3,058,937	Sunrun, Inc. *	47,811,185
72,253	TE Connectivity Ltd.	9,565,575

	Total United States	419,797,636

	TOTAL COMMON STOCKS (COST $999,923,702)	917,193,178

	PREFERRED STOCKS (d) — 1.5%

	Chile — 1.5%
221,358	Sociedad Quimica y Minera de Chile SA Sponsored ADR	13,854,797

	TOTAL PREFERRED STOCKS (COST $12,485,769)	13,854,797

	MUTUAL FUNDS — 3.2%

	United States — 3.2%
	Affiliated Issuers — 3.2%
6,027,585	GMO U.S. Treasury Fund (e)	30,137,927

	Total United States	30,137,927

	TOTAL MUTUAL FUNDS (COST $30,102,832)	30,137,927

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
570,591	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (f)	570,591

	TOTAL SHORT-TERM INVESTMENTS (COST $570,591)	570,591

	TOTAL INVESTMENTS — 102.9%
	(Cost $1,043,082,894)	961,756,493
	Other Assets and Liabilities (net) — (2.9)%	(26,833,875)

	TOTAL NET ASSETS — 100.0%	$934,922,618

See accompanying notes to the financial statements.	4

GMO Climate Change Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2023
PhosAgro PJSC GDR	08/09/19	$36,037	0.0%	$592

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(f)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

5	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	90.4%
Preferred Stocks	7.5
Mutual Funds	2.5
Short-Term Investments	0.2
Rights/Warrants	0.0 ^
Other	(0.6)

100.0%

Country/Region Summary¤	% of Investments

Taiwan	27.8%
South Korea	14.1
South Africa	11.8
India	10.8
Brazil	10.1
Mexico	7.7
Indonesia	3.1
Vietnam	2.9
United States	2.5 *
Hungary	2.3
Poland	2.2
Thailand	1.8
Turkey	1.0
Egypt	0.7
Chile	0.5
Czech Republic	0.2
Russia	0.2
Malaysia	0.2
Greece	0.1

100.0%

Industry Group Summary	% of Equity Investments#

Technology Hardware & Equipment	18.9%
Banks	17.6
Materials	11.9
Energy	11.5
Semiconductors & Semiconductor Equipment	9.1
Food, Beverage & Tobacco	8.2
Financial Services	5.9
Transportation	5.1
Insurance	2.1
Consumer Discretionary Distribution & Retail	1.8
Consumer Staples Distribution & Retail	1.6
Capital Goods	1.3
Utilities	0.8
Pharmaceuticals, Biotechnology & Life Sciences	0.7
Software & Services	0.7
Media & Entertainment	0.7
Telecommunication Services	0.5
Health Care Equipment & Services	0.5
Commercial & Professional Services	0.4
Consumer Durables & Apparel	0.3
Consumer Services	0.2
Real Estate Management & Development	0.2
Household & Personal Products	0.0	^
Automobiles & Components	0.0	^

	100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that are economically tied to emerging markets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

6

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 90.4%

	Brazil — 2.6%
181,700	Ambev SA	507,816
203,500	Banco do Brasil SA	1,935,532
16,400	Banco Santander Brasil SA	89,782
152,300	BB Seguridade Participacoes SA	934,335
73,400	CPFL Energia SA	506,176
185,227	Enauta Participacoes SA	586,870
32,700	Engie Brasil Energia SA	278,132
34,900	Transmissora Alianca de Energia Eletrica SA	241,027
312,800	Ultrapar Participacoes SA	1,147,090
13,700	Vale SA	180,046

	Total Brazil	6,406,806

	Chile — 0.5%
20,727	CAP SA	145,868
4,100	Cia Cervecerias Unidas SA Sponsored ADR	60,393
2,552,363	Colbun SA	400,443
90,328	Inversiones La Construccion SA	570,851

	Total Chile	1,177,555

	Czech Republic — 0.2%
705	Philip Morris CR AS	552,457

	Egypt — 0.7%
80,922	Abou Kir Fertilizers & Chemical Industries	138,351
502,311	Commercial International Bank Egypt SAE	926,562
963,133	Eastern Co SAE	633,416

	Total Egypt	1,698,329

	Greece — 0.1%
15,956	Terna Energy SA	287,211

	Hungary — 2.4%
91,091	MOL Hungarian Oil & Gas Plc	688,833
105,998	OTP Bank Nyrt	4,322,316
30,826	Richter Gedeon Nyrt	771,865

	Total Hungary	5,783,014

	India — 10.9%
37,242	ACC Ltd	902,301
8,339	AU Small Finance Bank Ltd	72,638
10,593	Aurobindo Pharma Ltd	106,292
34,200	Azure Power Global Ltd *	17,100
22,625	Bandhan Bank Ltd	62,733
67,371	Castrol India Ltd	118,611
26,584	Cochin Shipyard Ltd	290,556
4,054	Colgate-Palmolive India Ltd	94,764
13,043	Coromandel International Ltd	171,940
4	Deepak Fertilisers & Petrochemicals Corp Ltd	29
7,502	Dr Reddy’s Laboratories Ltd	508,574

Shares	Description	Value ($)

	India — continued
6,234	EID Parry India Ltd	35,965
77,011	Engineers India Ltd	143,535
11,472	Federal Bank Ltd	19,949
18,413	GHCL Ltd	138,937
18,413	GHCL Textiles Ltd * (a)	16,948
15,033	Godawari Power and Ispat Ltd	112,151
22,607	Great Eastern Shipping Co Ltd (The)	208,527
10,615	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	78,045
165,981	Gujarat State Fertilizers & Chemicals Ltd	352,258
30,495	HCL Technologies Ltd	432,451
253,586	HDFC Bank Ltd	4,818,855
22,739	HDFC Bank Ltd ADR	1,416,867
32	Hindalco Industries Ltd	178
449,188	Indiabulls Housing Finance Ltd *	1,073,419
22,546	Infosys Ltd	390,989
39,300	Infosys Ltd Sponsored ADR	682,641
99,673	IRCON International Ltd	137,217
839,971	ITC Ltd	4,456,839
41,366	Jio Financial Services Ltd *	119,921
3,573	Mahanagar Gas Ltd	44,037
12,400	MakeMyTrip Ltd *	491,784
205,141	Manappuram Finance Ltd	382,032
10,906	Muthoot Finance Ltd	165,899
560,927	National Aluminium Co Ltd	637,027
170,102	NBCC India Ltd	105,800
53,653	NCC Ltd	111,700
1,889,560	Oil & Natural Gas Corp Ltd	3,967,598
97,481	Oil India Ltd	320,723
4,349	Oracle Financial Services Software Ltd	215,516
274,477	Petronet LNG Ltd	713,351
3,357	Piramal Enterprises Ltd	42,739
25,352	Power Grid Corp of India Ltd	75,012
9,609	Redington Ltd	18,240
41,366	Reliance Industries Ltd	1,202,224
29,827	RITES Ltd	180,045
888	Shriram Finance Ltd	20,633
58,393	Sun TV Network Ltd	435,598
41,424	Vedanta Ltd	116,022
9,240	Welspun Corp Ltd	36,480
6,400	WNS Holdings Ltd ADR *	418,240
2,069	Zensar Technologies Ltd	13,219

	Total India	26,695,149

	Indonesia — 3.2%
2,196,900	AKR Corporindo Tbk PT	201,843
5,950,100	Bank Central Asia Tbk PT	3,581,992
2,992,200	Bank Mandiri Persero Tbk PT	1,183,229
1,576,200	Bank Negara Indonesia Persero Tbk PT	949,197
4,693,700	Bank Rakyat Indonesia Persero Tbk PT	1,709,897
1,674,500	Medco Energi Internasional Tbk PT	117,665

	Total Indonesia	7,743,823

7	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.2%
154,100	Hartalega Holdings Bhd	64,904
284,300	Kossan Rubber Industries Bhd	79,054
1,655,500	Top Glove Corp Bhd *	273,109

	Total Malaysia	417,067

	Mexico — 7.7%
193,300	Arca Continental SAB de CV	1,887,596
178,700	Banco del Bajio SA	562,600
9,000	Coca-Cola Femsa SAB de CV Sponsored ADR	762,660
539,400	Credito Real SAB de CV SOFOM ER * (b)	—
4,400	Fomento Economico Mexicano SAB de CV Sponsored ADR	495,088
600	Grupo Aeroportuario del Centro Norte SAB de CV ADR	55,560
18,800	Grupo Aeroportuario del Centro Norte SAB de CV	218,040
30,425	Grupo Aeroportuario del Sureste SAB de CV – Class B	828,232
140	Grupo Aeroportuario del Sureste SAB de CV ADR	38,119
1,234,467	Grupo Financiero Banorte SAB de CV – Class O	10,478,544
261,200	Grupo Mexico SAB de CV – Series B	1,248,515
64,400	Qualitas Controladora SAB de CV	506,649
45,500	Regional SAB de CV	335,222
404,237	Wal-Mart de Mexico SAB de CV	1,593,666

	Total Mexico	19,010,491

	Poland — 2.2%
22,627	Bank Polska Kasa Opieki SA	590,701
579	Budimex SA	62,993
213,666	ORLEN SA	3,262,010
135,209	Powszechny Zaklad Ubezpieczen SA	1,354,098
3,138	XTB SA	25,184

	Total Poland	5,294,986

	Russia — 0.2%
4,036,000	Alrosa PJSC (b) (c)	34,271
434,347	Etalon Group Plc GDR (Registered) * (b)	4,056
131,280	Evraz Plc * (b)	3,404
236,860,000	Federal Grid Co Unified Energy System PJSC * (b)	3,256
102,255	Gazprom Neft PJSC (b)	6,954
897,812	Gazprom PJSC * (b)	16,680
6,151,400	Inter RAO UES PJSC (b)	2,688
122,088	LUKOIL PJSC (b)	86,974
4,327,340	Magnitogorsk Iron & Steel Works PJSC * (b) (c)	25,098
7,832	MMC Norilsk Nickel PJSC * (b)	13,766
5	MMC Norilsk Nickel PJSC ADR * (b)	1
172,200	Mobile TeleSystems PJSC ADR * (b)	10,191
88,090	Moscow Exchange MICEX-RTS PJSC (b)	1,582
93,370	Novatek PJSC (b)	16,431

Shares	Description	Value ($)

	Russia — continued
1,403,510	Novolipetsk Steel PJSC * (b)	29,597
4,917	PhosAgro PJSC (b)	3,748
95	PhosAgro PJSC GDR * (b) (c)	24
11,902	Polyus PJSC (b) (c)	14,489
1	Polyus PJSC GDR (Registered) * (b) (c)	1
4,917	Ros Agro Plc GDR (Registered) * (b)	402
50,074,400	RusHydro PJSC (b)	5,174
3,446,432	Sberbank of Russia PJSC (b) (c)	95,224
140,607	Severstal PJSC GDR (Registered) * (b) (c)	20,811
2,387,800	Surgutneftegas PJSC (b)	7,807
657,084	Tatneft PJSC (b)	40,429
9,408	TCS Group Holding Plc GDR (Registered) * (b)	3,605

	Total Russia	446,663

	South Africa — 11.8%
5	Absa Group Ltd	48
10,048	AECI Ltd	57,362
8,714	African Rainbow Minerals Ltd	82,292
110,775	Anglo American Platinum Ltd	3,863,199
34,946	Aspen Pharmacare Holdings Ltd	318,837
6,339	Astral Foods Ltd	57,387
142,216	AVI Ltd	544,134
8,655	Barloworld Ltd	38,821
1,732	Bid Corp Ltd	38,890
1,096	Capitec Bank Holdings Ltd	91,919
20,164	Clicks Group Ltd	291,928
39,371	Coronation Fund Managers Ltd	66,628
15,700	DRDGOLD Ltd Sponsored ADR	160,454
1,259,074	FirstRand Ltd	4,892,026
231,099	Foschini Group Ltd (The)	1,275,497
614,518	Impala Platinum Holdings Ltd	3,163,617
41,473	Investec Ltd	243,306
87,973	Kumba Iron Ore Ltd	1,926,455
60,078	Momentum Metropolitan Holdings	63,932
27,795	Motus Holdings Ltd	149,257
188,152	Mr Price Group Ltd	1,316,835
70,089	MTN Group Ltd	445,707
142,254	MultiChoice Group	591,048
64,195	Nedbank Group Ltd	734,815
159,573	Ninety One Ltd	337,488
866,313	Old Mutual Ltd	580,203
32,694	Omnia Holdings Ltd	94,077
71,307	OUTsurance Group Ltd	151,227
329,364	Pepkor Holdings Ltd	284,050
111,474	Pick n Pay Stores Ltd	205,812
8,984	Remgro Ltd	75,347
100,251	Sanlam Ltd	360,399
68,052	Sappi Ltd	144,259
36,807	Shoprite Holdings Ltd	513,688
911,603	Sibanye Stillwater Ltd	1,375,460
258,500	Sibanye Stillwater Ltd ADR	1,563,925
38,073	SPAR Group Ltd (The)	207,812
69,019	Tiger Brands Ltd	596,166

See accompanying notes to the financial statements.	8

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
221,831	Truworths International Ltd	851,347
155,342	Vodacom Group Ltd	886,054
98,253	Woolworths Holdings Ltd	386,135

	Total South Africa	29,027,843

	South Korea — 14.1%
2,388	BGF retail Co Ltd	282,359
269	BNK Financial Group Inc	1,387
28,177	Cheil Worldwide Inc	401,663
12,548	CJ Corp	667,391
2,529	Coway Co Ltd	82,579
35,641	Daou Data Corp	400,106
5,429	DB Insurance Co Ltd	335,281
135,863	Dongwon Development Co Ltd	354,441
11,750	E-MART Inc	655,251
255	Handsome Co Ltd	3,658
4,067	Hankook Tire & Technology Co Ltd	119,046
118,730	Humasis Co Ltd *	225,610
253	Hyundai Glovis Co Ltd	32,989
12,349	Hyundai Marine & Fire Insurance Co Ltd	282,364
1,557	Industrial Bank of Korea	12,667
6,507	INTOPS Co Ltd	145,300
13,436	JB Financial Group Co Ltd	98,604
75	KB Financial Group Inc	3,055
4,016	KCC Glass Corp	127,096
71,609	Korea Real Estate Investment & Trust Co Ltd	67,192
63,425	KT Skylife Co Ltd	304,602
97,487	KT&G Corp	6,405,019
9,501	Kumho Petrochemical Co Ltd	895,810
7,027	LOTTE Fine Chemical Co Ltd	320,779
1,071	MegaStudyEdu Co Ltd	41,693
10,331	Mirae Asset Securities Co Ltd	51,999
16,949	NH Investment & Securities Co Ltd	131,967
384	NongShim Co Ltd	133,090
8,281	Orion Corp	762,659
4,348	S-1 Corp	183,447
326,948	Samsung Electronics Co Ltd	16,535,803
8,890	Samsung Securities Co Ltd	250,911
36,865	SD Biosensor Inc	348,667
6,149	Seegene Inc	103,114
1,052	Soulbrain Co Ltd	180,821
13,389	Spigen Korea Co Ltd	328,023
8,842	TKG Huchems Co Ltd	148,020
1	Unid Co Ltd	44
357,003	Woori Financial Group Inc	3,211,790
138	Young Poong Corp	56,832

	Total South Korea	34,693,129

	Taiwan — 27.9%
559,000	Acer Inc	640,938
17,897	Advantech Co Ltd	192,595
553,850	AmTRAN Technology Co Ltd	211,918

Shares	Description	Value ($)

	Taiwan — continued
110,000	Asia Cement Corp	137,790
35,000	Asustek Computer Inc	440,965
68,000	Aten International Co Ltd	174,674
20,000	Aurora Corp	47,665
1,082,000	Catcher Technology Co Ltd	6,121,903
249,000	Chicony Electronics Co Ltd	807,387
322,000	China General Plastics Corp	243,894
326,000	Chipbond Technology Corp	713,628
65,000	ChipMOS Technologies Inc	78,176
2,000	Chroma ATE Inc	17,496
28,000	Delta Electronics Inc	302,593
1,403,600	Evergreen Marine Corp Taiwan Ltd	4,687,362
80,000	Everlight Electronics Co Ltd	115,149
40,000	Feng Hsin Steel Co Ltd	84,566
162,740	First Financial Holding Co Ltd	134,313
36,000	FLEXium Interconnect Inc	102,567
110,000	Formosa Advanced Technologies Co Ltd	135,722
522,000	Formosa Plastics Corp	1,303,127
466,897	Foxconn Technology Co Ltd	814,791
572,500	Fubon Financial Holding Co Ltd	1,141,658
4,000	Fusheng Precision Co Ltd	24,852
46,000	Getac Technology Corp	101,364
20,000	Global Mixed Mode Technology Inc	145,659
367,000	Grand Pacific Petrochemical	193,488
6,000	Grape King Bio Ltd	28,956
79,000	Greatek Electronics Inc	143,621
361,000	HannStar Display Corp *	138,634
17,000	Holtek Semiconductor Inc	33,567
781,000	Hon Hai Precision Industry Co Ltd	2,607,558
12,239	Innodisk Corp	107,411
2,000	King Slide Works Co Ltd	57,152
344,000	King’s Town Bank Co Ltd	398,739
104,000	Kung Long Batteries Industrial Co Ltd	434,103
94,000	Largan Precision Co Ltd	6,037,540
748,000	Lite-On Technology Corp ADR	3,197,747
11,000	Makalot Industrial Co Ltd	115,390
42,000	MediaTek Inc	926,245
596,000	Micro-Star International Co Ltd	2,980,332
320,000	Mitac Holdings Corp	405,676
194,000	Nan Ya Plastics Corp	402,625
233,528	Nantex Industry Co Ltd	266,595
7,000	Nien Made Enterprise Co Ltd	65,605
163,000	Novatek Microelectronics Corp	2,037,646
11,000	Powertech Technology Inc	34,358
220,000	Primax Electronics Ltd	456,899
227,000	Radiant Opto-Electronics Corp	850,739
9,000	Raydium Semiconductor Corp	90,716
53,744	Shanghai Commercial & Savings Bank Ltd (The)	71,882
79,000	Simplo Technology Co Ltd	761,880
15,750	Sporton International Inc	126,668
33,000	Synnex Technology International Corp	63,250
69,000	T3EX Global Holdings Corp	161,064
58,000	TaiDoc Technology Corp *	312,495

9	See accompanying notes to the financial statements.

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
60,200	Taita Chemical Co Ltd	33,030
73,000	Taiwan Glass Industry Corp *	45,107
45,000	Taiwan Hon Chuan Enterprise Co Ltd	147,284
259,000	Taiwan PCB Techvest Co Ltd	360,499
372,000	Taiwan Semiconductor Manufacturing Co Ltd	6,392,058
88,480	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	8,279,074
132,000	Taiwan Union Technology Corp	516,593
2,000	TCI Co Ltd	10,191
11,000	Topkey Corp	58,068
113,000	Tripod Technology Corp	669,264
58,000	Tung Ho Steel Enterprise Corp	109,010
19,000	TXC Corp	56,397
110,000	United Integrated Services Co Ltd	749,292
490,000	United Microelectronics Corp	699,597
24,200	United Microelectronics Corp Sponsored ADR	173,514
97,000	Universal Inc	69,066
448,000	USI Corp	298,740
1,012,250	Wan Hai Lines Ltd	1,436,845
220,000	Win Semiconductors Corp	939,507
15,000	Yageo Corp	227,869
3,479,000	Yang Ming Marine Transport Corp	4,608,076
391,363	Yuanta Financial Holding Co Ltd	299,460

	Total Taiwan	68,609,874

	Thailand — 1.8%
370,100	Carabao Group Pcl NVDR	908,934
533,800	PTT Exploration & Production Pcl NVDR	2,416,634
173,900	Regional Container Lines Pcl NVDR	107,205
150,600	Sri Trang Gloves Thailand Pcl NVDR	31,167
637,400	Srisawad Corp Pcl NVDR	928,319
289,600	Thai Union Group Pcl NVDR	118,232

	Total Thailand	4,510,491

	Turkey — 1.0%
178,829	Is Yatirim Menkul Degerler AS	284,113
3,300	Turk Traktor ve Ziraat Makineleri AS	112,355
3,642,261	Yapi ve Kredi Bankasi AS	2,163,231

	Total Turkey	2,559,699

	Vietnam — 2.9%
512,200	Duc Giang Chemicals JSC	1,856,849
22,000	IDICO Corp JSC	43,512
110,600	PetroVietnam Ca Mau Fertilizer JSC	142,065
51,500	PetroVietnam Fertilizer & Chemicals JSC	78,890
105,700	PetroVietnam Technical Services Corp	155,837
454,798	Saigon - Hanoi Commercial Joint Stock Bank *	234,609
346,000	Saigon Thuong Tin Commercial JSB *	468,326
457,500	SSI Securities Corp	632,962
228,900	Vietnam Dairy Products JSC	739,120

Shares	Description	Value ($)

	Vietnam — continued
94,700	Vietnam Joint Stock Commercial Bank for Industry and Trade *	127,423
2,625,500	VNDirect Securities Corp *	2,555,130

	Total Vietnam	7,034,723

	TOTAL COMMON STOCKS (COST $304,206,334)	221,949,310

	PREFERRED STOCKS (d) — 7.5%

	Brazil — 7.5%
245,700	Bradespar SA	1,116,356
8,600	Cia de Ferro Ligas da Bahia	80,372
15,000	Cia Energetica de Minas Gerais	37,348
435,960	Gerdau SA	2,275,737
91,665	Gerdau SA Sponsored ADR	477,575
759,100	Itausa SA	1,416,400
178,100	Metalurgica Gerdau SA	425,105
1,723,369	Petroleo Brasileiro SA	11,115,479
97,717	Petroleo Brasileiro SA Sponsored ADR	1,264,458
19,500	Unipar Carbocloro SA – Class B	304,389

	Total Brazil	18,513,219

	Russia — 0.0%
3,948,700	Surgutneftegas PJSC (b)	20,521
315	Transneft PJSC (b)	4,360

	Total Russia	24,881

	TOTAL PREFERRED STOCKS (COST $19,126,934)	18,538,100

	MUTUAL FUNDS — 2.5%

	United States — 2.5%
	Affiliated Issuers — 2.5%
1,235,127	GMO U.S. Treasury Fund	6,175,637

	Total United States	6,175,637

	TOTAL MUTUAL FUNDS (COST $6,175,637)	6,175,637

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
10,557	Itausa SA, expires 09/22/23*	5,841

	Total Brazil	5,841

	TOTAL RIGHTS/WARRANTS (COST $0)	5,841

See accompanying notes to the financial statements.	10

GMO Emerging Markets ex-China Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
436,009	State Street Institutional Treasury Money
	Market Fund – Premier Class, 5.22% (e)	436,009

	TOTAL SHORT-TERM INVESTMENTS (COST $436,009)	436,009

	TOTAL INVESTMENTS — 100.6% (Cost $329,944,914)	247,104,897
	Other Assets and Liabilities (net) — (0.6)%	(1,444,473)

	TOTAL NET ASSETS — 100.0%	$245,660,424

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2023
Alrosa PJSC	10/18/21	$7,054,956	0.0%	$34,271
Magnitogorsk Iron & Steel Works PJSC	10/18/21	4,011,995	0.0%	25,098
PhosAgro PJSC GDR	10/18/21	2,465	0.0%	24
Polyus PJSC	10/18/21	2,285,367	0.0%	14,489
Polyus PJSC GDR (Registered)	10/22/21	4	0.0%	1
Sberbank of Russia PJSC	10/18/21	16,614,391	0.0%	95,224
Severstal PJSC GDR (Registered)	10/18/21	3,190,235	0.0%	20,811

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	The security is restricted as to resale.

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

11	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	85.7%
Preferred Stocks	9.4
Mutual Funds	4.6
Short-Term Investments	0.3
Debt Obligations	0.2
Rights/Warrants	0.0 ^
Futures Contracts	(0.2)
Other	0.0 ^

100.0%

Country/Region Summary¤	% of Investments

China	25.5%
Taiwan	18.4
South Africa	9.9
South Korea	9.3
United States	8.7	*
Brazil	8.1
India	5.9
Mexico	5.1
Vietnam	2.5
Hungary	1.8
Thailand	0.9
Indonesia	0.7
Poland	0.6
Turkey	0.6
Russia	0.3
Egypt	0.3
Saudi Arabia	0.3
Malaysia	0.3
Czech Republic	0.3
Greece	0.1
Pakistan	0.1
Chile	0.1
Qatar	0.1
Kuwait	0.1
Philippines	0.0	^
Sri Lanka	0.0	^
Panama	0.0	^

	100.0%

Industry Group Summary	% of Equity Investments#

Banks	16.9%
Technology Hardware & Equipment	13.9
Materials	11.4
Energy	10.7
Food, Beverage & Tobacco	9.3
Semiconductors & Semiconductor Equipment	6.9
Transportation	6.8
Financial Services	5.1
Consumer Discretionary Distribution & Retail	4.2
Insurance	3.0
Capital Goods	2.2
Pharmaceuticals, Biotechnology & Life Sciences	1.7
Software & Services	1.5
Media & Entertainment	1.5
Real Estate Management & Development	1.3
Consumer Durables & Apparel	1.0
Consumer Staples Distribution & Retail	0.8
Automobiles & Components	0.6
Health Care Equipment & Services	0.4
Utilities	0.4
Telecommunication Services	0.2
Consumer Services	0.1
Household & Personal Products	0.1
Commercial & Professional Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that are economically tied to emerging markets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

12

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 85.7%

	Brazil — 2.0%
156,700	Ambev SA	437,945
605,900	Banco do Brasil SA	5,762,844
23,300	Banco Santander Brasil SA	127,556
485,100	BB Seguridade Participacoes SA	2,976,007
66,500	Cia Brasileira de Aluminio	57,475
12,700	CPFL Energia SA	87,581
482,786	Enauta Participacoes SA	1,529,652
110,000	Engie Brasil Energia SA	935,613
521,700	Ultrapar Participacoes SA	1,913,162
53,200	Vale SA	699,156

	Total Brazil	14,526,991

	Chile — 0.1%
3,698,520	Colbun SA	580,266

	China — 26.6%
2,319,000	361 Degrees International Ltd	1,220,242
257,000	3SBio Inc	214,922
14,832,500	Agricultural Bank of China Ltd – Class A	7,037,718
11,710,000	Agricultural Bank of China Ltd – Class H	4,013,656
778,372	Anhui Conch Cement Co Ltd – Class A	2,744,583
1,306,500	Anhui Conch Cement Co Ltd – Class H	3,637,890
354,000	Anhui Expressway Co Ltd – Class H	346,848
156,600	ANTA Sports Products Ltd	1,765,384
66,600	Autohome Inc – Class A (a)	479,483
25,460,000	Bank of China Ltd – Class H	8,628,828
252,000	Bosideng International Holdings Ltd	98,888
1,082,000	China BlueChemical Ltd – Class H	268,878
4,459,878	China Communications Services Corp Ltd – Class H	2,007,884
28,767,148	China Construction Bank Corp – Class H	15,391,887
5,000	China Education Group Holdings Ltd	4,249
23,141,000	China Feihe Ltd	13,912,830
5,382,000	China Lesso Group Holdings Ltd	2,959,891
834,000	China Medical System Holdings Ltd	1,201,177
639,800	China Merchants Bank Co Ltd – Class A	2,774,340
1,500,000	China Oriental Group Co Ltd	229,204
187,400	China Pacific Insurance Group Co Ltd – Class H	428,593
10,003,232	China Petroleum & Chemical Corp – Class A	8,327,495
1,322,000	China Petroleum & Chemical Corp – Class H	772,981
2,017,956	China Railway Signal & Communication Corp Ltd – Class A	1,553,921
21,000	China Shineway Pharmaceutical Group Ltd	20,739
177,481	China Tourism Group Duty Free Corp Ltd – Class A	2,656,242
27,000	Consun Pharmaceutical Group Ltd	17,807
5,180,480	COSCO Shipping Holdings Co Ltd – Class A	6,966,327
1,065,000	COSCO Shipping Holdings Co Ltd – Class H	1,092,141

Shares	Description	Value ($)

	China — continued
62,000	COSCO SHIPPING International Hong Kong Co Ltd	26,157
1,420,000	CSPC Pharmaceutical Group Ltd	1,067,283
39,000	Fufeng Group Ltd	20,716
3,032,000	Greentown Service Group Co Ltd	1,415,025
177,122	Hangzhou Robam Appliances Co Ltd – Class A	667,938
437,700	Hangzhou Tigermed Consulting Co Ltd – Class H	2,385,978
227,400	Hello Group Inc Sponsored ADR	1,962,462
10,248,000	Hua Han Health Industry Holdings Ltd * (b)	1
250,800	Huayu Automotive Systems Co Ltd – Class A	646,405
5,717,700	Industrial & Commercial Bank of China Ltd – Class A	3,623,213
14,807,000	Industrial & Commercial Bank of China Ltd – Class H	6,788,673
62,406	JOYY Inc ADR	2,141,774
187,000	Kingboard Laminates Holdings Ltd	155,412
25,749	Kweichow Moutai Co Ltd – Class A	6,534,234
2,198,000	Lenovo Group Ltd	2,484,456
1,529,000	Lonking Holdings Ltd	272,655
128,800	Midea Group Co Ltd – Class A	998,582
976,500	Orient Overseas International Ltd	13,096,123
12,770,900	PetroChina Co Ltd – Class A	13,589,107
1,036,800	Pharmaron Beijing Co Ltd Class H – Class H	2,419,357
1,273,000	PICC Property & Casualty Co Ltd – Class H	1,463,897
1,619,709	Ping An Insurance Group Co of China Ltd – Class A	10,856,042
812,100	Postal Savings Bank of China Co Ltd – Class A	541,587
4,020,400	Qingling Motors Co Ltd – Class H*	363,421
1,003,000	Shanghai Fudan Microelectronics Group Co Ltd – Class H	2,404,432
130,900	Shanghai Pharmaceuticals Holding Co Ltd – Class A	320,852
1,201,681	Shenzhen YUTO Packaging Technology Co Ltd – Class A	3,977,308
2,141,000	Sinopec Engineering Group Co Ltd – Class H	990,839
110,800	Sinopharm Group Co Ltd – Class H	321,533
142,000	Smoore International Holdings Ltd (a)	143,459
214,800	Sunny Optical Technology Group Co Ltd	1,753,882
32,900	Tencent Holdings Ltd	1,363,387
14,300	Tencent Holdings Ltd ADR	592,163
575,085	Vipshop Holdings Ltd ADR *	9,080,592
859,400	Xiaomi Corp – Class B*	1,354,773
52,000	Yadea Group Holdings Ltd	99,978
160,000	Yihai International Holding Ltd	299,846
1,166,000	Zhejiang Expressway Co Ltd – Class H	870,690
37,507	Zhejiang Supor Co Ltd – Class A	244,911

	Total China	188,114,171

13	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Czech Republic — 0.3%
336,499	Moneta Money Bank AS	1,253,425
736	Philip Morris CR AS	576,749

	Total Czech Republic	1,830,174

	Egypt — 0.3%
32,835	Abou Kir Fertilizers & Chemical Industries	56,137
1,274,736	Commercial International Bank Egypt SAE	2,351,375
2,055	Misr Fertilizers Production Co SAE	15,881

	Total Egypt	2,423,393

	Greece — 0.1%
4,032	Motor Oil Hellas Corinth Refineries SA	102,577
43,032	Terna Energy SA	774,585

	Total Greece	877,162

	Hungary — 1.9%
30,164	Magyar Telekom Telecommunications Plc	40,120
235,467	MOL Hungarian Oil & Gas Plc	1,780,608
234,194	OTP Bank Nyrt	9,549,807
80,655	Richter Gedeon Nyrt	2,019,554

	Total Hungary	13,390,089

	India — 6.1%
100,441	ACC Ltd	2,433,490
35	AU Small Finance Bank Ltd	305
27,565	Cochin Shipyard Ltd	301,278
16	Colgate-Palmolive India Ltd	374
21,550	Coromandel International Ltd	284,084
27	Deepak Fertilisers & Petrochemicals Corp Ltd	197
10,841	Dr Reddy’s Laboratories Ltd	734,931
52,081	GHCL Ltd	392,983
52,156	GHCL Textiles Ltd * (c)	48,007
71,023	Great Eastern Shipping Co Ltd (The)	655,116
447,558	Gujarat State Fertilizers & Chemicals Ltd	949,842
138,578	HCL Technologies Ltd	1,965,180
305,170	HDFC Bank Ltd	5,799,098
158,429	Hindustan Zinc Ltd	608,799
1,430,023	Indiabulls Housing Finance Ltd *	3,417,308
113,181	Infosys Ltd	1,962,766
273,300	Infosys Ltd Sponsored ADR	4,747,221
990,057	ITC Ltd	5,253,186
805,226	Manappuram Finance Ltd	1,499,565
25,440	Muthoot Finance Ltd	386,986
342,427	NCC Ltd	712,894
2,409,543	Oil & Natural Gas Corp Ltd	5,059,431
256,654	Oil India Ltd	844,419
8,765	Oracle Financial Services Software Ltd	434,351
733,262	Petronet LNG Ltd	1,905,709
2	Power Grid Corp of India Ltd	6
187,278	Redington Ltd	355,490
1	RITES Ltd	6
158,144	Sun TV Network Ltd	1,179,717

Shares	Description	Value ($)

	India — continued
31,426	Tata Consultancy Services Ltd	1,274,468

	Total India	43,207,207

	Indonesia — 0.8%
1,732,700	AKR Corporindo Tbk PT	159,194
1,415,800	Bank Central Asia Tbk PT	852,319
901,300	Bank Mandiri Persero Tbk PT	356,408
4,391,200	Bank Negara Indonesia Persero Tbk PT	2,644,407
10,721,100	Bank Pembangunan Daerah Jawa Timur Tbk PT	461,128
1,728,600	Bank Rakyat Indonesia Persero Tbk PT	629,722
12,570,800	Panin Financial Tbk PT *	240,903

	Total Indonesia	5,344,081

	Kuwait — 0.1%
47,385	Humansoft Holding Co KSC	496,021

	Malaysia — 0.3%
672,700	Hartalega Holdings Bhd	283,328
1,808,400	Hibiscus Petroleum Bhd	372,208
1,184,800	Kossan Rubber Industries Bhd	329,452
83,800	RHB Bank Bhd	101,298
4,464,700	Top Glove Corp Bhd *	736,545
2,200	United Plantations Bhd	7,514

	Total Malaysia	1,830,345

	Mexico — 5.3%
457,000	Arca Continental SAB de CV	4,462,655
245,000	Banco del Bajio SA	771,332
312,600	Cemex SAB de CV Sponsored ADR *	2,491,422
32,800	Coca-Cola Femsa SAB de CV Sponsored ADR	2,779,472
315,700	Credito Real SAB de CV SOFOM ER * (a) (b)	—
11,700	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,316,484
5,500	Grupo Aeroportuario del Centro Norte SAB de CV ADR	509,300
50,900	Grupo Aeroportuario del Centro Norte SAB de CV	590,333
21,735	Grupo Aeroportuario del Sureste SAB de CV – Class B	591,672
8,700	Grupo Aeroportuario del Sureste SAB de CV ADR	2,368,836
2,090,426	Grupo Financiero Banorte SAB de CV – Class O	17,744,193
781,400	Grupo Mexico SAB de CV – Series B	3,735,028
55,000	Regional SAB de CV	405,214

	Total Mexico	37,765,941

	Pakistan — 0.1%
2,016	Mari Petroleum Co Ltd	10,556
295,094	Oil & Gas Development Co Ltd	90,665
10,375	Pakistan Oilfields Ltd	14,870

See accompanying notes to the financial statements.	14

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Pakistan — continued
2,270,948	Pakistan Petroleum Ltd	491,969

	Total Pakistan	608,060

	Panama — 0.0%
1,591,142	BAC Holding International Corp	83,243

	Philippines — 0.0%
9,882,800	Megaworld Corp	347,256

	Poland — 0.7%
22,153	Budimex SA	2,410,148
142,661	ORLEN SA	2,177,986
1,373	Santander Bank Polska SA *	123,527

	Total Poland	4,711,661

	Qatar — 0.1%
527,916	Qatar National Cement Co QSC	507,281

	Russia — 0.3%
31,701,260	Alrosa PJSC (b) (d)	269,184
380,350	Detsky Mir PJSC * (b)	2,707
39,977	Evraz Plc * (b)	1,037
1,432,600,000	Federal Grid Co Unified Energy System PJSC * (b)	19,694
653,911	Fix Price Group Plc GDR * (b)	14,642
219,070	Gazprom Neft PJSC (b)	14,899
1,250,860	Gazprom PJSC * (b)	23,239
575,658	Globaltrans Investment Plc Sponsored GDR (Registered) * (b)	19,360
78,536,400	Inter RAO UES PJSC (b)	34,323
239,440	LSR Group PJSC (b)	18,686
3	LSR Group PJSC GDR (Registered) * (b)	—
285,469	LUKOIL PJSC (b)	203,364
17,490,987	Magnitogorsk Iron & Steel Works PJSC * (b) (d)	101,443
474,800	Mechel PJSC * (b)	10,224
37,212	MMC Norilsk Nickel PJSC * (b)	65,408
5	MMC Norilsk Nickel PJSC ADR * (b)	1
249,660	Mobile TeleSystems PJSC (b)	7,403
35,508	Mobile TeleSystems PJSC ADR * (b)	2,101
4,133,417	Moscow Exchange MICEX-RTS PJSC (b)	74,240
10,015,560	Novolipetsk Steel PJSC * (b)	211,207
11,924	PhosAgro PJSC (b)	9,089
230	PhosAgro PJSC GDR * (b) (d)	58
80,094	Polyus PJSC * (b) (d)	97,500
24,938,000	RusHydro PJSC (b)	2,577
13,125,612	Sberbank of Russia PJSC (b) (d)	362,657
706,464	Severstal PJSC GDR (Registered) * (b) (d)	104,563
68,353	SFI PJSC * (b)	3,881
63,500,900	Surgutneftegas PJSC (b)	207,607
2,860,038	Tatneft PJSC (b)	175,973
8,118,000	Unipro PJSC * (b)	2,022
556,430	United Co Rusal International PJSC (b)	2,438

Shares	Description	Value ($)

	Russia — continued
46,698	X5 Retail Group NV GDR (Registered) * (b)	4,854

	Total Russia	2,066,381

	Saudi Arabia — 0.3%
26,092	Co for Cooperative Insurance (The)	806,554
620,731	Emaar Economic City *	1,391,851

	Total Saudi Arabia	2,198,405

	South Africa — 10.3%
7,713	AECI Ltd	44,032
59,245	African Rainbow Minerals Ltd	559,487
7,274	Afrimat Ltd	21,553
272,563	Anglo American Platinum Ltd (a)	9,505,441
119,894	Aspen Pharmacare Holdings Ltd	1,093,878
12,561	Astral Foods Ltd	113,715
378,155	AVI Ltd	1,446,862
2	Barloworld Ltd	9
4,435	Capitec Bank Holdings Ltd	371,953
32,777	Clicks Group Ltd	474,535
140,999	Coronation Fund Managers Ltd	238,614
46,900	DRDGOLD Ltd Sponsored ADR	479,318
2,276,033	FirstRand Ltd	8,843,334
846,260	Foschini Group Ltd (The)	4,670,734
1,377,466	Impala Platinum Holdings Ltd	7,091,371
301,302	Investec Ltd (a)	1,767,619
2,318	JSE Ltd	11,810
395,476	Kumba Iron Ore Ltd	8,660,235
406,587	Lewis Group Ltd	801,390
140,633	Momentum Metropolitan Holdings	149,655
55,815	Motus Holdings Ltd	299,723
664,650	Mr Price Group Ltd	4,651,743
225,597	MTN Group Ltd	1,434,607
383,651	MultiChoice Group	1,594,022
127,703	Nedbank Group Ltd	1,461,767
521,650	Ninety One Ltd	1,103,260
806,907	Old Mutual Ltd	540,417
7,767	Omnia Holdings Ltd	22,349
63,724	OUTsurance Group Ltd	135,145
638,994	Pepkor Holdings Ltd	551,081
216,630	Pick n Pay Stores Ltd	399,960
1,376	Remgro Ltd	11,540
286	Reunert Ltd	908
106,542	Sanlam Ltd	383,015
122,436	Sappi Ltd	259,544
91,760	Shoprite Holdings Ltd	1,280,626
1,402,211	Sibanye Stillwater Ltd	2,115,708
331,400	Sibanye Stillwater Ltd ADR (a)	2,004,970
189,766	SPAR Group Ltd (The)	1,035,789
177,797	Tiger Brands Ltd	1,535,758
616,717	Truworths International Ltd	2,366,847
38,678	Vodacom Group Ltd	220,615

15	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
734,939	Woolworths Holdings Ltd	2,888,313

	Total South Africa	72,643,252

	South Korea — 6.8%
2,545	BGF retail Co Ltd	300,923
50,888	BNK Financial Group Inc	262,326
2,235	Caregen Co Ltd (a)	70,265
61,873	Cheil Worldwide Inc	881,999
33,841	CJ Corp	1,799,903
64,913	Daou Data Corp (a)	728,714
26,271	DB Insurance Co Ltd	1,622,429
2,832	Dongkuk Holdings Co Ltd (c)	25,563
453,487	Dongwon Development Co Ltd	1,183,061
31,689	E-MART Inc	1,767,170
65,107	HDC Hyundai Development Co-Engineering & Construction (a)	507,744
85,712	Humasis Co Ltd * (a)	162,870
1	Hyundai Marine & Fire Insurance Co Ltd	23
11,445	Hyundai Mobis Co Ltd	1,998,125
26,696	Industrial Bank of Korea	217,177
16,968	INTOPS Co Ltd (a)	378,891
142,400	JB Financial Group Co Ltd	1,045,041
6,590	Kia Corp	399,446
2,297	KIWOOM Securities Co Ltd	179,271
271,445	KT&G Corp	17,834,280
53,161	Kumho Petrochemical Co Ltd	5,012,329
8,842	LOTTE Fine Chemical Co Ltd (a)	403,633
36,140	NH Investment & Securities Co Ltd	281,391
13,519	Orion Corp	1,245,065
92,135	Samsung Electronics Co Ltd	4,659,843
32,182	Samsung Securities Co Ltd	908,302
682	Unid Co Ltd	29,948
365,201	Woori Financial Group Inc	3,285,544
227,473	Woori Technology Investment Co Ltd * (a)	601,798

	Total South Korea	47,793,074

	Sri Lanka — 0.0%
103,983,101	Anilana Hotels & Properties Ltd * (c) (e)	293,369

	Taiwan — 19.2%
10,392	Advantech Co Ltd	111,832
50,000	Allied Supreme Corp	438,628
216,000	Aten International Co Ltd	554,846
77,200	Aurora Corp	183,986
2,204,000	Catcher Technology Co Ltd	12,470,124
274,000	Chicony Electronics Co Ltd	888,450
211,000	Chipbond Technology Corp	461,888
6,000	ChipMOS Technologies Inc	7,216
15,000	Chlitina Holding Ltd	89,149
391,000	Chong Hong Construction Co Ltd	886,634
827,400	Coretronic Corp	2,049,614
367,000	Co-Tech Development Corp	790,866
16,000	Delta Electronics Inc	172,910

Shares	Description	Value ($)

	Taiwan — continued
3,000	Eclat Textile Co Ltd	47,795
6,000	Elan Microelectronics Corp	22,583
2,378,200	Evergreen Marine Corp Taiwan Ltd	7,942,066
707,000	Farglory Land Development Co Ltd	1,233,367
131,000	FLEXium Interconnect Inc	373,229
691,778	Foxconn Technology Co Ltd	1,207,236
94,489	Fubon Financial Holding Co Ltd	188,426
7,000	Globalwafers Co Ltd	100,528
1,308,000	Grand Pacific Petrochemical	689,599
42,000	Grape King Bio Ltd	202,692
69,000	Holtek Semiconductor Inc	136,244
224,000	Hon Hai Precision Industry Co Ltd	747,878
401,000	Huaku Development Co Ltd	1,126,807
203,000	Kung Long Batteries Industrial Co Ltd	847,336
197,000	Largan Precision Co Ltd	12,653,142
1,305,000	Lite-On Technology Corp ADR	5,578,958
190,000	MediaTek Inc	4,190,156
2,221,000	Micro-Star International Co Ltd	11,106,236
427,000	Nantex Industry Co Ltd	487,462
17,000	Nien Made Enterprise Co Ltd	159,327
535,810	Novatek Microelectronics Corp	6,698,104
219,000	Phison Electronics Corp	2,903,884
570,000	Primax Electronics Ltd	1,183,783
585,936	Radiant Opto-Electronics Corp	2,195,941
43,000	Raydium Semiconductor Corp	433,420
388,000	Shinkong Insurance Co Ltd	699,169
203,468	Simplo Technology Co Ltd	1,962,255
4,000	Sinbon Electronics Co Ltd	38,860
14,000	Sporton International Inc	112,594
611,250	Syncmold Enterprise Corp	1,154,583
194,000	T3EX Global Holdings Corp	452,846
83,024	Tah Hsin Industrial Corp	184,488
114,000	TaiDoc Technology Corp *	614,215
20,000	Taiwan Hon Chuan Enterprise Co Ltd	65,460
1,433,000	Taiwan Semiconductor Manufacturing Co Ltd	24,623,169
324,000	Taiwan Union Technology Corp	1,268,002
97,000	TCI Co Ltd	494,271
25,000	Topkey Corp	131,973
601,000	Transcend Information Inc	1,365,107
382,160	Tripod Technology Corp	2,263,415
73,000	TTY Biopharm Co Ltd	173,409
18,000	TXC Corp	53,429
283,224	United Integrated Services Co Ltd	1,929,249
492,000	Universal Inc	350,314
2,142,750	Wan Hai Lines Ltd	3,041,541
594,000	Win Semiconductors Corp	2,536,668
127,000	Yageo Corp	1,929,290
5,697,000	Yang Ming Marine Transport Corp	7,545,907
60,000	Yulon Nissan Motor Co Ltd	350,698
181,725	Zeng Hsing Industrial Co Ltd	573,041

	Total Taiwan	135,476,295

See accompanying notes to the financial statements.	16

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Thailand — 0.9%
998,200	Carabao Group Pcl NVDR	2,451,494
2,497,900	Pruksa Holding Pcl (Foreign Registered)	955,361
393,100	Regional Container Lines Pcl (Foreign Registered)	242,337
369,900	Sri Trang Gloves Thailand Pcl (Foreign Registered)	76,551
1,719,000	Srisawad Corp Pcl NVDR	2,503,577
37,100	Thai Union Group Pcl Class F	15,146

	Total Thailand	6,244,466

	Turkey — 0.6%
201,528	Is Yatirim Menkul Degerler AS	320,176
6,857,637	Yapi ve Kredi Bankasi AS	4,072,925

	Total Turkey	4,393,101

	Vietnam — 2.5%
761,300	Duc Giang Chemicals JSC	2,759,897
442,900	PetroVietnam Technical Services Corp	652,983
149,700	Pha Lai Thermal Power JSC	89,097
1,131,620	Saigon - Hanoi Commercial Joint Stock Bank *	583,750
769,200	Saigon Thuong Tin Commercial JSB *	1,041,145
1,126,800	SSI Securities Corp	1,558,955
609,800	Vietnam Dairy Products JSC	1,969,049
9,651,200	VNDirect Securities Corp *	9,392,525

	Total Vietnam	18,047,401

	TOTAL COMMON STOCKS (COST $1,059,194,339)	605,799,086

	PREFERRED STOCKS (f) — 9.4%

	Brazil — 6.4%
15,100	Banco do Estado do Rio Grande do Sul SA – Class B	37,323
860,400	Bradespar SA	3,909,290
5,400	Cia de Ferro Ligas da Bahia	50,466
52,400	Cia Energetica de Minas Gerais	130,470
329,595	Gerdau SA	1,720,506
820,260	Gerdau SA Sponsored ADR	4,273,554
1,629,400	Itausa SA	3,040,287
476,700	Metalurgica Gerdau SA	1,137,831
4,691,647	Petroleo Brasileiro SA	30,260,439
39,800	Unipar Carbocloro SA – Class B	621,266

	Total Brazil	45,181,432

	Russia — 0.1%
194,570	Nizhnekamskneftekhim PJSC (b)	1,777
79,676,700	Surgutneftegas PJSC (b)	414,069
869	Transneft PJSC (b)	12,028

	Total Russia	427,874

Shares / Par Value†	Description	Value ($)

	South Korea — 2.9%
508,242	Samsung Electronics Co Ltd	20,746,416

	TOTAL PREFERRED STOCKS (COST $107,442,208)	66,355,722

	DEBT OBLIGATIONS — 0.2%

	United States — 0.2%
1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61%, due 01/31/25 (g)	1,001,489

	TOTAL DEBT OBLIGATIONS (COST $1,000,673)	1,001,489

	MUTUAL FUNDS — 4.6%

	United States — 4.6%
	Affiliated Issuers — 4.6%
997,604	GMO Emerging Markets Select Equity Fund, Class V	18,395,818
2,808,503	GMO U.S. Treasury Fund	14,042,516

	Total United States	32,438,334

	TOTAL MUTUAL FUNDS (COST $32,101,294)	32,438,334

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
22,661	Itausa SA, expires 09/22/23*	12,538

	Total Brazil	12,538

	TOTAL RIGHTS/WARRANTS (COST $0)	12,538

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
2,366,391	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (h)	2,366,391

	TOTAL SHORT-TERM INVESTMENTS (COST $2,366,391)	2,366,391

	TOTAL INVESTMENTS — 100.2% (Cost $1,202,104,905)	707,973,560
	Other Assets and Liabilities (net) — (0.2)%	(1,402,926)

	TOTAL NET ASSETS — 100.0%	$706,570,634

17	See accompanying notes to the financial statements.

GMO Emerging Markets Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2023
Alrosa PJSC	09/14/17	$46,779,239	0.0%	$269,184
Magnitogorsk Iron & Steel Works PJSC	02/13/18	14,388,116	0.0%	101,443
PhosAgro PJSC GDR	02/09/22	5,151	0.0%	58
Polyus PJSC	07/23/20	17,665,998	0.0%	97,500
Sberbank of Russia PJSC	11/10/17	51,393,929	0.1%	362,657
Severstal PJSC GDR (Registered)	10/12/17	13,249,420	0.0%	104,563

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
631	Mini MSCI Emerging Markets	September 2023	$30,896,915	$(1,069,604)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Investment valued using significant unobservable inputs (Note 2). (d) The security is restricted as to resale.

(e)	Affiliated company (Note 10).

(f)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(g)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(h)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

See accompanying notes to the financial statements.	18

GMO Emerging Markets Select Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	89.7%
Preferred Stocks	1.5
Short-Term Investments	0.8
Mutual Funds	0.8
Investment Funds	0.0 ^
Futures Contracts	(0.1)
Other	7.3

100.0%

Country/Region Summary¤	% of Investments

China	23.3%
India	20.0
Taiwan	15.4
Brazil	7.4
South Korea	6.7
Indonesia	6.6
United States	6.2	*
Mexico	4.8
Vietnam	3.6
United Kingdom	1.6	*
Greece	1.3
Switzerland	1.1
France	1.0
Japan	0.6
Philippines	0.3
Russia	0.1

	100.0%

Industry Group Summary	% of Equity Investments#

Banks	15.3%
Technology Hardware & Equipment	12.2
Semiconductors & Semiconductor Equipment	11.3
Consumer Discretionary Distribution & Retail	11.0
Food, Beverage & Tobacco	7.2
Capital Goods	6.7
Media & Entertainment	5.7
Household & Personal Products	4.9
Consumer Services	4.6
Automobiles & Components	4.0
Consumer Durables & Apparel	3.3
Consumer Staples Distribution & Retail	3.0
Financial Services	2.8
Pharmaceuticals, Biotechnology & Life Sciences	2.5
Transportation	2.2
Software & Services	1.1
Health Care Equipment & Services	0.7
Materials	0.7
Real Estate Management & Development	0.5
Insurance	0.3
Telecommunication Services	0.0 ^

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

*	Includes companies that are economically tied to emerging markets.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

19

GMO Emerging Markets Select Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.7%

	Brazil — 5.5%
94,400	Ambev SA	263,829
367,900	B3 SA - Brasil Bolsa Balcao	960,602
73,938	Localiza Rent a Car SA	944,372
439	MercadoLibre Inc *	602,466
88,160	Raia Drogasil SA	489,219
60,000	WEG SA	434,729

	Total Brazil	3,695,217

	China — 22.2%
293,688	Alibaba Group Holding Ltd *	3,408,583
49,000	China Merchants Bank Co Ltd – Class H	194,031
68,000	China Resources Land Ltd	287,416
16,060	Contemporary Amperex Technology Co Ltd – Class A	520,780
9,543	H World Group Ltd ADR *	384,392
163,855	Haier Smart Home Co Ltd – Class A	528,284
35,300	Inner Mongolia Yili Industrial Group Co Ltd – Class A	125,999
46,276	Jiangsu Hengli Hydraulic Co Ltd – Class A	394,745
66,900	Kuaishou Technology *	547,638
4,686	Kweichow Moutai Co Ltd – Class A	1,189,150
15,457	Meituan – Class B*	255,800
85,062	NARI Technology Co Ltd – Class A	277,643
32,000	Ping An Insurance Group Co of China Ltd – Class H	191,589
38,740	Proya Cosmetics Co Ltd – Class A	593,633
47,972	Shenzhen Inovance Technology Co Ltd – Class A	449,646
14,000	Sungrow Power Supply Co Ltd – Class A	191,585
11,400	Sunny Optical Technology Group Co Ltd	93,083
61,484	Tencent Holdings Ltd	2,547,917
11,847	Trip.com Group Ltd ADR *	465,706
72,000	Tsingtao Brewery Co Ltd – Class H	598,726
23,185	Wuliangye Yibin Co Ltd – Class A	495,852
38,500	Wuxi Biologics Cayman Inc *	217,048
35,900	Wuxi Lead Intelligent Equipment Co Ltd – Class A	145,223
15,551	Yum China Holdings Inc	834,933

	Total China	14,939,402

	France — 0.9%
1,387	L’Oreal SA	609,215

	Greece — 1.2%
468,887	Eurobank Ergasias Services and Holdings SA – Class A*	812,854

	India — 19.1%
14,316	Bajaj Auto Ltd	796,508
50,827	Blue Star Ltd	450,395
10,495	Colgate-Palmolive India Ltd	245,326
32,827	Cyient Ltd	651,302
53,844	Dabur India Ltd	360,328

Shares	Description	Value ($)

	India — continued
8,918	Eicher Motors Ltd	359,712
50,681	Godrej Consumer Products Ltd *	615,985
33,046	HDFC Bank Ltd	627,968
106,065	ICICI Bank Ltd	1,225,812
130,289	Indian Hotels Co Ltd	662,766
31,827	IndusInd Bank Ltd	529,567
23,513	JB Chemicals & Pharmaceuticals Ltd	789,592
32,046	Kajaria Ceramics Ltd	570,089
115,468	Mahindra & Mahindra Financial Services Ltd	416,399
5,993	Maruti Suzuki India Ltd	723,449
66,357	Metro Brands Ltd	837,234
34,197	Narayana Hrudayalaya Ltd	430,324
11,337	PVR Ltd *	244,874
14,878	SRF Ltd	423,709
39,928	Sun Pharmaceutical Industries Ltd	536,040
35,510	Sundram Fasteners Ltd	541,100
14,622	Titan Co Ltd	549,236
186,725	Zomato Ltd *	221,971

	Total India	12,809,686

	Indonesia — 6.3%
8,170,100	Ace Hardware Indonesia Tbk PT	391,496
1,957,900	Bank Central Asia Tbk PT	1,178,666
3,260,500	Bank Mandiri Persero Tbk PT	1,289,325
2,260,600	Cisarua Mountain Dairy Tbk PT	596,586
6,060,500	Mitra Adiperkasa Tbk PT	770,230

	Total Indonesia	4,226,303

	Japan — 0.6%
2,300	Daikin Industries Ltd	397,575

	Mexico — 4.6%
23,575	Grupo Aeroportuario del Pacifico SAB de CV – Class B	431,085
87,265	Grupo Financiero Banorte SAB de CV – Class O	740,733
82,251	Regional SAB de CV	605,986
332,432	Wal-Mart de Mexico SAB de CV	1,310,582

	Total Mexico	3,088,386

	Philippines — 0.3%
94,522	Bank of the Philippine Islands	183,580

	Russia — 0.1%
34,988	Magnit PJSC (a)	22,164
546,960	Mobile TeleSystems PJSC (a)	16,219
530,016	Sberbank of Russia PJSC (a) (b)	14,644
69,200	Yandex NV – Class A* (a)	13,107

	Total Russia	66,134

	South Korea — 6.4%
687	LG Energy Solution Ltd *	282,361

See accompanying notes to the financial statements.	20

GMO Emerging Markets Select Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
839	NAVER Corp	135,811
74,015	Samsung Electronics Co Ltd	3,743,401
1,599	SK Hynix Inc	147,028

	Total South Korea	4,308,601

	Switzerland — 1.1%
5,960	Nestle SA (Registered)	716,627

	Taiwan — 14.6%
142,000	Delta Electronics Inc	1,534,579
87,000	E Ink Holdings Inc	497,276
13,000	eMemory Technology Inc	736,447
23,000	MediaTek Inc	507,229
103,000	Sinbon Electronics Co Ltd	1,000,642
322,800	Taiwan Semiconductor Manufacturing Co Ltd	5,546,656

	Total Taiwan	9,822,829

	United Kingdom — 1.5%
10,407	Diageo Plc	426,198
11,218	Unilever Plc	572,894

	Total United Kingdom	999,092

	United States — 1.9%
3,212	Apple, Inc.	603,438
102,000	Samsonite International SA *	341,452
1,392	Visa, Inc. – Class A	341,987

	Total United States	1,286,877

	Vietnam — 3.4%
248,364	Bank for Foreign Trade of Vietnam JSC *	917,795
341,900	Mobile World Investment Corp	762,266
186,433	Phu Nhuan Jewelry JSC	622,421

	Total Vietnam	2,302,482

	TOTAL COMMON STOCKS (COST $73,830,337)	60,264,860

	PREFERRED STOCKS (c) — 1.5%

	Brazil — 1.5%
187,700	Itau Unibanco Holding SA	1,039,693

	TOTAL PREFERRED STOCKS (COST $1,053,698)	1,039,693

	INVESTMENT FUNDS — 0.0%

	Russia — 0.0%
61,600	VanEck Russia ETF (a)	9,610

	TOTAL INVESTMENT FUNDS (COST $1,542,343)	9,610

Shares	Description	Value ($)

	MUTUAL FUNDS — 0.8%

	United States — 0.8%
	Affiliated Issuers — 0.8%
102,814	GMO U.S. Treasury Fund	514,068

	Total United States	514,068

	TOTAL MUTUAL FUNDS (COST $514,068)	514,068

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.8%
530,645	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (d)	530,645

	TOTAL SHORT-TERM INVESTMENTS (COST $530,645)	530,645

	TOTAL INVESTMENTS — 92.8% (Cost $77,471,091)	62,358,876
	Other Assets and Liabilities (net) — 7.2%	4,846,902

	TOTAL NET ASSETS — 100.0%	$67,205,778

21	See accompanying notes to the financial statements.

GMO Emerging Markets Select Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2023
Sberbank of Russia PJSC	03/03/21	$2,059,161	0.0%	$14,644

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
44	Mini MSCI Emerging Markets	September 2023	$2,154,460	$(99,871)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	The security is restricted as to resale.

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

See accompanying notes to the financial statements.	22

GMO International Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	96.4%
Mutual Funds	6.6
Preferred Stocks	1.7
Short-Term Investments	0.1
Debt Obligations	0.1
Futures Contracts	(0.0)^
Other	(4.9)

100.0%

Country/Region Summary¤	% of Investments

Japan	24.6%
France	14.6
United Kingdom	12.3
United States	7.3
Netherlands	6.9
Spain	6.1
Switzerland	5.6
Germany	4.3
Italy	4.0
Australia	3.5
Singapore	2.8
Norway	2.3
Belgium	2.0
Other Developed	1.4 ‡
Hong Kong	1.3
Ireland	1.0

100.0%

Industry Group Summary	% of Equity Investments#

Capital Goods	13.0%
Banks	12.7
Pharmaceuticals, Biotechnology & Life Sciences	9.5
Food, Beverage & Tobacco	8.3
Consumer Durables & Apparel	7.9
Energy	7.5
Semiconductors & Semiconductor Equipment	4.7
Materials	4.5
Consumer Discretionary Distribution & Retail	3.8
Automobiles & Components	3.8
Technology Hardware & Equipment	3.7
Financial Services	3.5
Commercial & Professional Services	3.5
Telecommunication Services	3.5
Consumer Staples Distribution & Retail	3.2
Media & Entertainment	2.7
Household & Personal Products	1.5
Insurance	1.5
Utilities	0.4
Real Estate Management & Development	0.2
Transportation	0.2
Consumer Services	0.2
Software & Services	0.1
Health Care Equipment & Services	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

23

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.4%

	Australia — 3.7%
1,173,411	Brambles Ltd	11,363,278
69,277	Fortescue Metals Group Ltd	953,763
173,489	GrainCorp Ltd – Class A	817,115
89,611	Pact Group Holdings Ltd *	42,229
328,113	Rio Tinto Ltd	23,764,046
220,487	Super Retail Group Ltd	1,845,929

	Total Australia	38,786,360

	Belgium — 2.1%
6,623	Ageas SA/NV	263,399
32,956	Bekaert SA	1,562,658
144,039	KBC Group NV	9,450,411
18,036	Melexis NV	1,700,816
40,962	Proximus SADP	309,591
79,754	Solvay SA	9,235,319

	Total Belgium	22,522,194

	Denmark — 0.1%
8,570	Per Aarsleff Holding A/S	414,084
1,474	Schouw & Co A/S	108,194

	Total Denmark	522,278

	Finland — 0.5%
1,352,160	Nokia Oyj	5,407,379

	France — 15.5%
195,302	AXA SA	5,867,827
410,301	Cie de Saint-Gobain SA	26,690,955
123,724	Coface SA	1,656,247
114,907	Derichebourg SA	627,277
6,145	Eiffage SA	607,329
93,943	Elis SA	1,792,904
47,534	Ipsen SA	6,157,760
38,947	IPSOS	1,949,040
42,369	Metropole Television SA	580,529
265,592	Publicis Groupe SA	20,723,604
256,347	Renault SA	10,343,410
47,561	Rexel SA	1,115,165
229,070	Sanofi	24,396,857
18,126	Societe BIC SA	1,158,535
2,602	Sopra Steria Group	572,329
530,501	STMicroelectronics NV	25,071,477
29,217	Technip Energies NV	676,188
140,477	Television Francaise 1	1,139,488
14,666	TotalEnergies SE (a)	924,867
507,092	TotalEnergies SE (a)	31,809,320

	Total France	163,861,108

	Germany — 2.9%
95,406	Bayerische Motoren Werke AG	10,034,718
51,677	Henkel AG & Co KGaA	3,571,305

Shares	Description	Value ($)

	Germany — continued
6,921	Hornbach Holding AG & Co KGaA	544,248
15,632	HUGO BOSS AG	1,176,783
5,326	Indus Holding AG	127,838
30,144	Infineon Technologies AG	1,077,216
67,865	Kloeckner & Co SE	579,305
2,517	Krones AG	272,552
151,522	ProSiebenSat.1 Media SE	1,201,031
17,194	RTL Group SA	635,181
38,944	Salzgitter AG	1,145,833
44,175	Siemens AG (Registered)	6,636,444
17,098	Suedzucker AG	275,820
55,393	Talanx AG	3,723,698

	Total Germany	31,001,972

	Hong Kong — 1.3%
404,500	ASMPT Ltd	4,047,793
113,500	CK Hutchison Holdings Ltd	618,574
202,800	Dah Sing Banking Group Ltd	138,625
26,869	Dah Sing Financial Holdings Ltd	59,043
1,107,707	Esprit Holdings Ltd *	59,279
286,000	HKT Trust & HKT Ltd – Class SS	304,780
1,617,585	IGG Inc *	758,573
286,401	Johnson Electric Holdings Ltd	383,515
246,140	Kerry Logistics Network Ltd	231,231
164,326	Luk Fook Holdings International Ltd	407,188
1,009,331	Pacific Textiles Holdings Ltd	214,765
1,161,023	Shun Tak Holdings Ltd *	162,548
258,026	SmarTone Telecommunications Holdings Ltd	143,787
287,500	Swire Pacific Ltd – Class A	2,370,548
313,588	Television Broadcasts Ltd *	153,675
832,000	VSTECS Holdings Ltd	432,540
81,800	VTech Holdings Ltd	499,349
6,062,515	WH Group Ltd	3,122,165

	Total Hong Kong	14,107,978

	Ireland — 1.0%
548,234	Bank of Ireland Group Plc	5,459,187
22,017	CRH Plc Sponsored ADR	1,267,519
47,492	Kingspan Group Plc	4,012,811

	Total Ireland	10,739,517

	Italy — 4.2%
67,555	Anima Holding SPA	277,727
19,079	Assicurazioni Generali SPA	395,183
56,294	Banca IFIS SPA	987,986
1,933,183	Banco BPM SPA	9,223,695
1,387,195	BPER Banca	4,177,227
1,159,405	Eni SPA	17,926,726
74,493	Esprinet SPA	468,585
607,084	Intesa Sanpaolo SPA	1,621,158
1,265,259	MFE-MediaForEurope NV – Class A	640,249
38,100	Prada SPA	248,660

See accompanying notes to the financial statements.	24

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
2,362	Sesa SPA	276,519
197,476	UniCredit SPA	4,811,129
33,183	Unieuro SPA	370,473
605,466	Unipol Gruppo SPA	3,371,325

	Total Italy	44,796,642

	Japan — 26.0%
85,500	Advantest Corp	10,702,085
63,520	AOKI Holdings Inc	455,136
401,100	Bandai Namco Holdings Inc	9,304,445
242,996	Brother Industries Ltd	4,112,359
135,500	Canon Inc	3,335,205
13,800	Canon Marketing Japan Inc	362,067
41,400	Citizen Watch Co Ltd	253,562
500	Credit Saison Co Ltd	7,815
20,400	Daido Steel Co Ltd	843,267
78,690	Daiwabo Holdings Co Ltd	1,595,042
53,448	Doutor Nichires Holdings Co Ltd	855,769
116,400	FUJIFILM Holdings Corp	6,878,826
14,906	Fuyo General Lease Co Ltd	1,231,902
17,453	Gunze Ltd	549,198
6,700	Haseko Corp	83,186
45,600	Hitachi Construction Machinery Co Ltd	1,417,893
26,300	Horiba Ltd	1,367,369
146,800	Inpex Corp	2,055,762
439,754	ITOCHU Corp	16,503,668
16,200	Japan Petroleum Exploration Co Ltd	532,773
1,161,504	Japan Tobacco Inc	25,432,612
26,000	Kaga Electronics Co Ltd	1,179,934
58,700	Kajima Corp	980,451
79,144	Kanematsu Corp	1,114,022
741,896	KDDI Corp	22,054,651
102,000	Komatsu Ltd	2,902,736
41,693	Komeri Co Ltd	880,345
898,600	Marubeni Corp	14,681,864
58,357	MCJ Co Ltd	476,818
2,036,600	Mitsubishi UFJ Financial Group Inc	16,247,339
334,138	Mitsui & Co Ltd	12,445,074
39,684	Modec Inc *	450,879
17,400	NEC Corp	917,169
53,926	Nichias Corp	1,127,870
4,432,575	Nippon Telegraph & Telephone Corp	5,118,009
26,100	Omron Corp	1,259,389
69,300	Otsuka Holdings Co Ltd	2,632,826
16,800	PAL GROUP Holdings Co Ltd	236,945
337,300	Panasonic Holdings Corp	3,882,340
82,324	Press Kogyo Co Ltd	378,123
37,219	Prima Meat Packers Ltd	646,830
181,700	Renesas Electronics Corp *	3,027,060
136,400	Ricoh Co Ltd	1,111,168
16,000	Rohm Co Ltd	1,334,523
5,983	San-A Co Ltd	201,817
27,100	Santen Pharmaceutical Co Ltd	251,509

Shares	Description	Value ($)

	Japan — continued
41,200	Sanwa Holdings Corp	626,917
7,100	SCREEN Holdings Co Ltd	722,863
22,000	Sega Sammy Holdings Inc	439,049
468,500	Seiko Epson Corp	7,335,958
50,795	Seiko Group Corp	936,499
309,012	Sekisui Chemical Co Ltd	4,739,430
944,600	Sekisui House Ltd	19,250,374
27,700	Shionogi & Co Ltd	1,216,565
335,481	Sojitz Corp	7,207,675
426,000	Sumitomo Forestry Co Ltd	11,988,129
122,500	Sumitomo Mitsui Financial Group Inc	5,600,267
7,700	Takeuchi Manufacturing Co Ltd	244,513
20,638	T-Gaia Corp	248,125
125,400	Tokyo Gas Co Ltd	2,901,826
101,975	Tokyu Construction Co Ltd	537,621
12,428	Towa Pharmaceutical Co Ltd	236,888
231,055	Toyota Tsusho Corp	13,754,384
24,269	TPR Co Ltd	304,560
35,669	Valor Holdings Co Ltd	531,968
20,256	Warabeya Nichiyo Holdings Co Ltd	378,647
496,300	Yamaha Motor Co Ltd	12,842,388
14,900	Yokogawa Electric Corp	295,034

	Total Japan	275,759,312

	Netherlands — 7.3%
1,333,328	ABN AMRO Bank NV CVA GDR	19,613,125
99,907	EXOR NV	8,841,468
262,582	ING Groep NV	3,720,527
728,968	Koninklijke Ahold Delhaize NV	23,844,546
360,563	Randstad NV	21,159,667

	Total Netherlands	77,179,333

	Norway — 2.5%
22,407	DNB Bank ASA	442,909
529,093	Elkem ASA	1,092,609
756,743	Equinor ASA	23,240,495
144,554	Europris ASA	822,619
72,420	Hoegh Autoliners ASA	504,705
38,577	Wallenius Wilhelmsen ASA	312,051

	Total Norway	26,415,388

	Portugal — 0.4%
167,770	CTT - Correios de Portugal SA	615,059
290,710	Navigator Co SA (The)	1,063,724
336,099	REN - Redes Energeticas Nacionais SGPS SA	918,515
1,216,244	Sonae SGPS SA	1,281,231

	Total Portugal	3,878,529

	Singapore — 2.9%
238,000	ComfortDelGro Corp Ltd	223,460
216,425	DBS Group Holdings Ltd	5,327,007
841,100	First Resources Ltd	963,444

25	See accompanying notes to the financial statements.

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Singapore — continued
1,524,000	Keppel Corp Ltd	7,818,389
114,700	Oversea-Chinese Banking Corp Ltd	1,064,222
428,300	Sheng Siong Group Ltd	481,582
72,100	United Overseas Bank Ltd	1,514,631
213,200	Venture Corp Ltd	2,066,452
576,139	Wilmar International Ltd	1,610,475
882,722	Yangzijiang Financial Holding Ltd	238,171
7,738,522	Yangzijiang Shipbuilding Holdings Ltd	9,671,271

	Total Singapore	30,979,104

	Spain — 6.4%
3,156,975	Banco Bilbao Vizcaya Argentaria SA	24,908,184
15,779,632	Banco de Sabadell SA	18,250,102
8,236	Ebro Foods SA	148,665
648,165	Industria de Diseno Textil SA	24,832,075

	Total Spain	68,139,026

	Sweden — 0.6%
134,654	Betsson AB – Class B*	1,506,675
821,452	SSAB AB – A Shares	4,712,157
21,405	SSAB AB – B Shares	118,469

	Total Sweden	6,337,301

	Switzerland — 6.0%
49,994	ABB Ltd (Registered)	1,901,183
36,168	Ascom Holding AG (Registered)	445,346
209	Forbo Holding AG (Registered)	282,275
2,099	Kuehne & Nagel International AG (Registered)	630,634
3,406	Logitech International SA (Registered)	235,636
50,911	Novartis AG (Registered)	5,123,770
301,980	Novartis AG Sponsored ADR	30,342,950
59,741	Roche Holding AG – Genusschein	17,533,279
8,949	Swisscom AG (Registered)	5,448,949
10,851	u-blox Holding AG	967,323
3,995	Zehnder Group AG – Class RG	264,193

	Total Switzerland	63,175,538

	United Kingdom — 13.0%
918,179	3i Group Plc	23,121,073
2,219,161	Barratt Developments Plc	12,721,279
139,705	Bellway Plc	3,775,321
21,602	BP Plc Sponsored ADR	803,162
759,263	British American Tobacco Plc	25,150,085
26,843	British American Tobacco Plc Sponsored ADR	891,188
1,365,960	BT Group Plc	1,998,278
340,261	Burberry Group Plc	9,394,479
417,570	Coca-Cola HBC AG	12,028,897
83,864	Crest Nicholson Holdings Plc	191,444
600,747	Ferrexpo Plc *	588,315
50,364	Galliford Try Holdings Plc	125,016
345,636	GSK Plc	6,054,137

Shares / Par Value†	Description	Value ($)

	United Kingdom — continued
122,946	GSK Plc Sponsored ADR	4,319,093
103,137	Halfords Group Plc	238,600
82,579	IG Group Holdings Plc	706,806
673,982	Imperial Brands Plc	15,260,018
126,559	Investec Plc	747,542
1,259,635	J Sainsbury Plc	4,307,640
71,714	Moneysupermarket.com Group plc	225,476
97,492	Next Plc	8,616,213
127,669	Persimmon Plc	1,721,141
11,174	Plus500 Ltd	202,086
276,050	Redrow Plc	1,659,353
359,028	Tesco Plc	1,207,871
154,045	Vesuvius Plc	859,193
64,313	Vodafone Group Plc Sponsored ADR	599,397
52,319	WPP Plc	507,149

	Total United Kingdom	138,020,252

	United States — 0.0%
77,100	Samsonite International SA *	258,098

	TOTAL COMMON STOCKS (COST $1,027,418,480)	1,021,887,309

	PREFERRED STOCKS (b) — 1.7%

	Germany — 1.7%
52,102	Bayerische Motoren Werke AG	5,006,041
4,226	Draegerwerk AG & Co KGaA	204,250
162,242	Henkel AG & Co KGaA	12,432,738

	Total Germany	17,643,029

	TOTAL PREFERRED STOCKS (COST $16,641,813)	17,643,029

	DEBT OBLIGATIONS — 0.1%

	United States — 0.1%
1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24 (c)	1,000,241

	TOTAL DEBT OBLIGATIONS (COST $999,585)	1,000,241

	MUTUAL FUNDS — 6.6%

	United States — 6.6%
	Affiliated Issuers — 6.6%
14,049,347	GMO U.S. Treasury Fund	70,246,735

	Total United States	70,246,735

	TOTAL MUTUAL FUNDS (COST $70,214,942)	70,246,735

See accompanying notes to the financial statements.	26

GMO International Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
1,168,664	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (d)	1,168,664

	TOTAL SHORT-TERM INVESTMENTS (COST $1,168,664)	1,168,664

	TOTAL INVESTMENTS — 104.9% (Cost $1,116,443,484)	1,111,945,978
	Other Assets and Liabilities (net) — (4.9)%	(52,198,196)

	TOTAL NET ASSETS — 100.0%	$1,059,747,782

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
101	MSCI EAFE	September 2023	$10,651,965	$(388,131)

+	Buys - Fund is long the futures contract.

Sales - Fund is short the futures contract.

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

27	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	98.7%
Mutual Funds	0.8
Preferred Stocks	0.6
Short-Term Investments	0.1
Other	(0.2)

100.0%

Country/Region Summary¤	% of Investments

Japan	22.4%
France	13.1
Canada	10.6
United Kingdom	10.1
Switzerland	6.2
Australia	4.9
Germany	4.9
Netherlands	4.7
Spain	4.6
Italy	4.4
Other Developed	3.2	‡
Finland	2.8
Sweden	2.5
Hong Kong	2.4
Denmark	1.8
Norway	1.4
Other Emerging	0.0	†^

	100.0%

Industry Group Summary	% of Equity Investments#

Banks	18.4%
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Materials	10.3
Energy	10.2
Capital Goods	8.7
Insurance	7.7
Automobiles & Components	7.7
Telecommunication Services	4.2
Food, Beverage & Tobacco	3.8
Technology Hardware & Equipment	2.7
Real Estate Management & Development	2.5
Consumer Durables & Apparel	2.3
Consumer Staples Distribution & Retail	1.9
Financial Services	1.8
Transportation	1.7
Commercial & Professional Services	1.3
Health Care Equipment & Services	1.3
Media & Entertainment	1.1
Household & Personal Products	0.7
Consumer Discretionary Distribution & Retail	0.2
Semiconductors & Semiconductor Equipment	0.1
Utilities	0.1
Software & Services	0.1
Equity Real Estate Investment Trusts (REITs)	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

28

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.7%

	Australia — 4.9%
73,218	ANZ Group Holdings Ltd	1,195,439
9,556	Aurizon Holdings Ltd	22,523
402,143	BHP Group Ltd	11,560,858
109,893	BlueScope Steel Ltd	1,485,702
31,296	CSR Ltd	118,938
49,765	Dexus (REIT)	248,681
49,572	Fortescue Metals Group Ltd	682,477
7,445	Rio Tinto Ltd	539,215

	Total Australia	15,853,833

	Austria — 0.7%
4,396	Erste Group Bank AG	156,822
43,253	OMV AG	2,002,958
11,138	Raiffeisen Bank International AG *	159,864

	Total Austria	2,319,644

	Belgium — 0.9%
52,746	Ageas SA/NV	2,097,723
3,118	KBC Group NV	204,572
8,249	Proximus SADP	62,346
6,666	UCB SA	597,921

	Total Belgium	2,962,562

	Canada — 10.7%
82,356	B2Gold Corp	254,480
28,573	Bank of Montreal	2,459,850
76,839	Bank of Nova Scotia (The)	3,645,242
98,486	Canadian Imperial Bank of Commerce	3,901,031
20,600	Canadian Western Bank	400,810
22,000	Celestica Inc *	512,877
52,400	Great-West Lifeco Inc	1,505,841
14,700	iA Financial Corp Inc	922,231
15,000	Imperial Oil Ltd	851,798
15,200	Magna International Inc	894,091
81,174	Manulife Financial Corp (a)	1,500,096
130,000	Manulife Financial Corp (a)	2,403,345
59,300	Nutrien Ltd	3,756,281
85,600	Parex Resources Inc	1,619,888
99,400	Power Corp of Canada	2,714,520
6,500	Russel Metals Inc	193,336
69,494	Sun Life Financial Inc	3,389,917
11,000	Teck Resources Ltd – Class B	454,914
9,431	Toronto-Dominion Bank (The)	575,385
16,700	Tourmaline Oil Corp	856,382
21,300	West Fraser Timber Co Ltd	1,610,111

	Total Canada	34,422,426

	Denmark — 1.8%
625	AP Moller – Maersk A/S – Class A	1,116,924
898	AP Moller – Maersk A/S – Class B	1,630,197
15,316	H Lundbeck A/S	77,586

Shares	Description	Value ($)

	Denmark — continued
17,383	ISS A/S	308,557
22,828	Pandora A/S	2,364,028
690	Rockwool A/S – B Shares	176,102

	Total Denmark	5,673,394

	Finland — 2.8%
710,236	Nokia Oyj	2,840,282
13,519	Nordea Bank Abp	148,767
188,667	Outokumpu Oyj	878,969
183,749	Stora Enso Oyj – R Shares	2,336,840
7,938	TietoEVRY Oyj	194,084
68,768	UPM-Kymmene Oyj	2,353,415
8,621	Valmet Oyj	219,219

	Total Finland	8,971,576

	France — 13.1%
30,047	APERAM SA	850,157
4,235	ArcelorMittal SA	112,501
4,936	Arkema SA	515,807
103,174	AXA SA	3,099,852
52,982	BNP Paribas SA	3,426,221
65,512	Cie de Saint-Gobain SA	4,261,695
85,503	Cie Generale des Etablissements Michelin SCA	2,675,044
27,886	Credit Agricole SA	351,511
5,193	Ipsen SA	672,724
220,203	Orange SA	2,472,144
52,039	Sanofi	5,542,358
119,187	Societe Generale SA	3,376,706
9,504	STMicroelectronics NV	449,159
194,133	TotalEnergies SE	12,177,748
27,190	Valeo SE	528,527
204,343	Vivendi SE	1,861,128

	Total France	42,373,282

	Germany — 4.2%
82,341	Bayer AG (Registered)	4,505,085
16,842	Bayerische Motoren Werke AG	1,771,427
45,985	Fresenius SE & Co KGaA	1,474,242
9,467	Henkel AG & Co KGaA	654,248
64,642	Mercedes-Benz Group AG	4,730,164
74,475	ProSiebenSat.1 Media SE	590,322

	Total Germany	13,725,488

	Hong Kong — 2.4%
333,000	CK Asset Holdings Ltd	1,837,416
393,500	CK Hutchison Holdings Ltd	2,144,573
66,000	Kerry Properties Ltd	121,952
164,000	Sun Hung Kai Properties Ltd	1,846,093
119,500	Swire Pacific Ltd – Class A	985,324
125,200	Swire Properties Ltd	261,639
1,800	VTech Holdings Ltd	10,988

29	See accompanying notes to the financial statements.

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
1,345,500	WH Group Ltd	692,926

	Total Hong Kong	7,900,911

	Ireland — 0.3%
15,000	CRH Plc Sponsored ADR	863,550

	Italy — 4.4%
76,390	Assicurazioni Generali SPA	1,582,265
194,764	Banco BPM SPA	929,267
275,635	Eni SPA	4,261,870
82,037	Intesa Sanpaolo SPA	219,072
94,394	Leonardo SPA	1,358,609
11,662	Poste Italiane SPA	129,459
234,342	Stellantis NV	4,350,149
12,691	Tenaris SA ADR	405,224
193,291	Unipol Gruppo SPA	1,076,273

	Total Italy	14,312,188

	Japan — 22.5%
33,300	Bridgestone Corp	1,292,898
37,200	Brother Industries Ltd	629,557
25,400	Credit Saison Co Ltd	396,998
99,000	Daiwa House Industry Co Ltd	2,749,801
153,268	Honda Motor Co Ltd Sponsored ADR	4,955,155
70,900	Idemitsu Kosan Co Ltd	1,509,200
202,500	Inpex Corp	2,835,775
63,600	Isuzu Motors Ltd	814,178
100,700	ITOCHU Corp	3,779,202
99,700	Japan Post Holdings Co Ltd	764,365
179,700	Japan Tobacco Inc	3,934,761
21,300	Kajima Corp	355,769
83,800	KDDI Corp	2,491,157
130,100	Kirin Holdings Co Ltd	1,826,506
51,700	Komatsu Ltd	1,471,289
3,000	Marubeni Corp	49,016
5,600	Mazda Motor Corp	58,346
77,900	Mitsubishi Corp	3,842,410
71,900	Mitsubishi Electric Corp	936,718
574,700	Mitsubishi UFJ Financial Group Inc	4,584,772
112,900	Mitsui & Co Ltd	4,204,996
9,000	Mitsui OSK Lines Ltd	249,218
179,900	Mizuho Financial Group Inc	2,964,576
16,200	Nippon Steel Corp	383,103
2,547,500	Nippon Telegraph & Telephone Corp	2,941,434
97,000	Nippon Yusen KK	2,580,626
4,600	Nitto Denko Corp	313,824
50,400	Ono Pharmaceutical Co Ltd	952,153
32,500	ORIX Corp	605,952
67,400	Otsuka Holdings Co Ltd	2,560,641
296,000	Panasonic Holdings Corp	3,406,975
75,500	Seiko Epson Corp	1,182,209
31,300	Shionogi & Co Ltd	1,374,675
24,600	Sojitz Corp	528,521

Shares	Description	Value ($)

	Japan — continued
260,800	Sumitomo Chemical Co Ltd	721,979
31,600	Sumitomo Corp	649,898
42,800	Sumitomo Forestry Co Ltd	1,204,441
3,400	Sumitomo Heavy Industries Ltd	85,099
21,700	Sumitomo Mitsui Financial Group Inc	992,047
17,700	Tokyo Gas Co Ltd	409,588
32,800	Tosoh Corp	424,425
42,000	Toyota Tsusho Corp	2,500,202
78,900	Yamaha Motor Co Ltd	2,041,637

	Total Japan	72,556,092

	Netherlands — 4.7%
198,625	Aegon NV	1,017,952
10,442	ASR Nederland NV	456,572
2,955	EXOR NV	261,508
122,999	ING Groep NV	1,742,774
107,671	Koninklijke Ahold Delhaize NV	3,521,919
117,171	Koninklijke Philips NV	2,633,018
47,895	NN Group NV	1,843,742
31,414	Randstad NV	1,843,533
63,982	Signify NV	1,808,599

	Total Netherlands	15,129,617

	Norway — 1.4%
19,984	DNB Bank ASA	395,015
130,443	Equinor ASA	4,006,062

	Total Norway	4,401,077

	Portugal — 0.0%
4,483	Sonae SGPS SA	4,723

	Russia — 0.0%
9,800	Surgutneftegas PJSC (b)	32

	Singapore — 0.5%
142,300	Oversea-Chinese Banking Corp Ltd	1,320,303
18,200	United Overseas Bank Ltd	382,334

	Total Singapore	1,702,637

	Spain — 4.6%
116,404	Acerinox SA	1,168,973
628,275	Banco Bilbao Vizcaya Argentaria SA	4,957,020
1,435,425	Banco de Sabadell SA	1,660,156
1,257,652	Banco Santander SA	4,909,380
7,304	Indra Sistemas SA	103,293
121,576	Repsol SA	1,879,091
15,888	Telefonica SA	65,835

	Total Spain	14,743,748

	Sweden — 2.5%
3,776	Boliden AB	100,406
39,623	Fabege AB	339,138

See accompanying notes to the financial statements.	30

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
95,793	Nordea Bank Abp	1,049,437
4,219	Skandinaviska Enskilda Banken AB – Class A	48,913
13,247	Skanska AB – B Shares	193,916
6,672	SSAB AB – A Shares	38,273
269,672	Svenska Handelsbanken AB – A Shares	2,250,158
539,438	Telefonaktiebolaget LM Ericsson – B Shares	2,768,388
5,033	Volvo AB – A Shares	102,944
64,528	Volvo AB – B Shares	1,300,472

	Total Sweden	8,192,045

	Switzerland — 6.2%
49,018	Adecco Group AG (Registered)	2,108,514
3,880	Holcim Ltd	256,585
5,425	Logitech International SA (Registered) (a)	375,315
6,204	Logitech International SA (Registered) (a)	426,959
1,484	Novartis AG (Registered)	149,352
51,636	Novartis AG Sponsored ADR	5,188,385
2,938	Roche Holding AG	915,653
31,921	Roche Holding AG – Genusschein	9,368,437
531	Swiss Life Holding AG (Registered)	332,547
32,801	UBS Group AG (Registered)	868,790

	Total Switzerland	19,990,537

	United Kingdom — 10.1%
143,074	3i Group Plc	3,602,810
439,386	Barclays Plc Sponsored ADR	3,299,789
63,359	Barratt Developments Plc	363,204
3,830	British American Tobacco Plc	126,866
164,035	British American Tobacco Plc Sponsored ADR	5,445,962
1,566,237	BT Group Plc	2,291,266
101,081	GSK Plc Sponsored ADR	3,550,976
135,976	HSBC Holdings Plc Sponsored ADR	5,074,624
1,179,930	ITV Plc	1,055,154
108,193	J Sainsbury Plc	369,993
270,202	Kingfisher Plc	800,741
2,811,939	Lloyds Banking Group Plc	1,502,314
18,709	Rio Tinto Plc Sponsored ADR	1,169,312
2,548	Shell Plc ADR	158,205
77,586	Standard Chartered Plc	698,096
319,843	Vodafone Group Plc Sponsored ADR	2,980,937

	Total United Kingdom	32,490,249

	TOTAL COMMON STOCKS (COST $313,968,341)	318,589,611

	PREFERRED STOCKS (c) — 0.6%

	Germany — 0.6%
4,681	Bayerische Motoren Werke AG	449,758

Shares	Description	Value ($)

	Germany — continued
20,190	Henkel AG & Co KGaA	1,547,176

	Total Germany	1,996,934

	TOTAL PREFERRED STOCKS (COST $2,061,248)	1,996,934

	MUTUAL FUNDS — 0.8%

	United States — 0.8%
	Affiliated Issuers — 0.8%
540,000	GMO U.S. Treasury Fund	2,700,000

	Total United States	2,700,000

	TOTAL MUTUAL FUNDS (COST $2,700,000)	2,700,000

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
324,672	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (d)	324,672

	TOTAL SHORT-TERM INVESTMENTS (COST $324,672)	324,672

	TOTAL INVESTMENTS — 100.2% (Cost $319,054,261)	323,611,217
	Other Assets and Liabilities (net) — (0.2)%	(618,205)

	TOTAL NET ASSETS — 100.0%	$322,993,012

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(d)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

31	See accompanying notes to the financial statements.

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	98.2%
Short-Term Investments	2.5
Other	(0.7)

100.0%

Industry Group Summary	% of Equity Investments#

Capital Goods	22.0%
Materials	10.8
Technology Hardware & Equipment	10.1
Food, Beverage & Tobacco	9.7
Semiconductors & Semiconductor Equipment	7.8
Insurance	7.3
Banks	6.9
Commercial & Professional Services	4.7
Financial Services	4.6
Software & Services	4.3
Health Care Equipment & Services	3.6
Automobiles & Components	2.7
Transportation	2.6
Consumer Discretionary Distribution & Retail	2.0
Consumer Durables & Apparel	0.9

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

32

GMO-Usonian Japan Value Creation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.2%

	Automobiles & Components — 2.7%
167,100	Stanley Electric Co Ltd	2,931,414

	Banks — 6.7%
95,300	Sumitomo Mitsui Financial Group Inc	4,356,779
81,700	Sumitomo Mitsui Trust Holdings Inc	3,060,384

	Total Banks	7,417,163

	Capital Goods — 21.6%
85,700	EXEO Group Inc	1,823,298
171,500	Fuji Corp	2,827,083
153,100	Kanematsu Corp	2,155,018
120,300	Kyudenko Corp	3,701,720
357,000	Mitsubishi Electric Corp	4,651,021
441,700	Penta-Ocean Construction Co Ltd	2,625,166
189,400	THK Co Ltd	3,458,867
35,400	Toyota Industries Corp	2,499,540

	Total Capital Goods	23,741,713

	Commercial & Professional Services — 4.7%
37,700	Secom Co Ltd	2,638,538
102,500	Toppan Inc	2,475,981

	Total Commercial & Professional Services	5,114,519

	Consumer Discretionary Distribution & Retail — 2.0%
239,900	K’s Holdings Corp	2,211,408

	Consumer Durables & Apparel — 0.8%
75,100	Haseko Corp	932,428

	Financial Services — 4.5%
157,800	Credit Saison Co Ltd	2,466,389
71,400	Zenkoku Hosho Co Ltd	2,473,721

	Total Financial Services	4,940,110

	Food, Beverage & Tobacco — 9.6%
229,100	Kirin Holdings Co Ltd	3,216,392
72,500	Morinaga & Co Ltd	2,634,827
149,600	NH Foods Ltd	4,641,151

	Total Food, Beverage & Tobacco	10,492,370

	Health Care Equipment & Services — 3.5%
213,300	H.U. Group Holdings Inc	3,857,385

	Insurance — 7.2%
66,000	MS&AD Insurance Group Holdings Inc	2,370,167
348,300	T&D Holdings Inc	5,520,353

	Total Insurance	7,890,520

	Materials — 10.6%
189,800	Denka Co Ltd	3,577,707

Shares	Description	Value ($)

	Materials — continued
96,000	Maruichi Steel Tube Ltd	2,494,763
227,400	Teijin Ltd	2,309,027
414,400	Tokai Carbon Co Ltd	3,273,031

	Total Materials	11,654,528

	Semiconductors & Semiconductor Equipment — 7.6%
325,800	SUMCO Corp	4,351,300
72,800	Tokyo Seimitsu Co Ltd	4,009,396

	Total Semiconductors & Semiconductor Equipment	8,360,696

	Software & Services — 4.2%
87,100	NEC Corp	4,591,117

	Technology Hardware & Equipment — 9.9%
123,000	Amano Corp	2,681,128
179,000	Daiwabo Holdings Co Ltd	3,628,320
77,100	FUJIFILM Holdings Corp	4,556,335

	Total Technology Hardware & Equipment	10,865,783

	Transportation — 2.6%
80,500	Sankyu Inc	2,806,680

	TOTAL COMMON STOCKS (COST $111,613,927)	107,807,834

	SHORT-TERM INVESTMENTS — 2.5%

	Money Market Funds — 2.5%
2,715,325	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	2,715,325

	TOTAL SHORT-TERM INVESTMENTS (COST $2,715,325)	2,715,325

	TOTAL INVESTMENTS — 100.7% (Cost $114,329,252)	110,523,159
	Other Assets and Liabilities (net) — (0.7)%	(744,998)

	TOTAL NET ASSETS — 100.0%	$109,778,161

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

33	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	97.7%
Preferred Stocks	1.5
Mutual Funds	0.9
Short-Term Investments	0.0 ^
Other	(0.1)

100.0%

Country/Region Summary¤	% of Investments

United States	52.5%
United Kingdom	8.8
France	8.4
Mexico	6.8
Spain	5.8
Canada	4.7
China	3.1
Ireland	3.0
Germany	2.3
Brazil	1.7
Finland	1.5
Hong Kong	1.4
Other Emerging	0.0 †^

100.0%

Industry Group Summary	% of Equity Investments#

Consumer Services	16.7%
Energy	10.7
Capital Goods	8.7
Financial Services	8.5
Consumer Durables & Apparel	7.2
Materials	6.9
Food, Beverage & Tobacco	6.7
Consumer Discretionary Distribution & Retail	6.5
Semiconductors & Semiconductor Equipment	6.5
Media & Entertainment	5.7
Banks	4.7
Transportation	3.0
Automobiles & Components	3.0
Insurance	2.8
Household & Personal Products	2.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

34

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Brazil — 0.2%
9,602	Vale SA	126,190

	Canada — 4.7%
9,933	Brookfield Asset Management Ltd – Class A	343,185
41,367	Brookfield Corp – Class A	1,411,028
27,015	Nutrien Ltd	1,710,590

	Total Canada	3,464,803

	China — 3.1%
138,407	Alibaba Group Holding Ltd *	1,606,370
15,327	Tencent Holdings Ltd	635,156

	Total China	2,241,526

	Finland — 1.5%
30,623	Neste Oyj	1,120,283

	France — 8.4%
2,066	Kering SA	1,104,752
2,564	LVMH Moet Hennessy Louis Vuitton SE	2,168,266
18,166	Safran SA	2,911,377

	Total France	6,184,395

	Germany — 2.3%
13,059	Beiersdorf AG	1,709,883

	Hong Kong — 1.4%
156,502	Galaxy Entertainment Group Ltd *	1,034,431

	Ireland — 3.0%
21,851	Ryanair Holdings Plc Sponsored ADR *	2,168,712

	Mexico — 6.8%
263,223	Fomento Economico Mexicano SAB de CV	2,947,085
433,845	Grupo Mexico SAB de CV – Series B	2,073,744

	Total Mexico	5,020,829

	Russia — 0.0%
33,541	LUKOIL PJSC (a)	23,894
72,920	Novatek PJSC (a)	12,832

	Total Russia	36,726

	Spain — 5.8%
30,477	Amadeus IT Group SA	2,091,132
55,696	Industria de Diseno Textil SA	2,133,789

	Total Spain	4,224,921

	United Kingdom — 8.8%
24,526	Berkeley Group Holdings Plc (The)	1,260,051
100,210	Compass Group Plc	2,526,967
54,466	Persimmon Plc	734,271

Shares	Description	Value ($)

	United Kingdom — continued
63,851	Shell Plc	1,952,261

	Total United Kingdom	6,473,550

	United States — 51.7%
13,909	Alphabet, Inc. – Class A*	1,893,989
13,272	American Express Co.	2,096,843
953	Booking Holdings, Inc. *	2,959,094
46,706	BorgWarner, Inc.	1,903,270
12,176	CarMax, Inc. *	994,536
10,239	Chevron Corp.	1,649,503
31,294	Darling Ingredients, Inc. *	1,932,717
18,582	EOG Resources, Inc.	2,390,017
6,894	General Electric Co.	789,087
21,337	Green Plains, Inc. *	662,301
12,219	Hilton Worldwide Holdings, Inc.	1,816,354
20,110	Intercontinental Exchange, Inc.	2,372,779
2,966	Lam Research Corp.	2,083,318
31,684	Las Vegas Sands Corp.	1,738,184
1,357	Markel Group, Inc. *	2,006,894
5,549	Meta Platforms, Inc. – Class A*	1,641,893
24,499	Micron Technology, Inc.	1,713,460
13,296	Otis Worldwide Corp.	1,137,473
9,341	Phinia, Inc. *	259,680
17,783	RTX Corp.	1,530,049
5,407	Texas Instruments, Inc.	908,700
39,475	US Bancorp	1,442,022
48,219	Wells Fargo & Co.	1,990,963

	Total United States	37,913,126

	TOTAL COMMON STOCKS (COST $56,648,729)	71,719,375

	PREFERRED STOCKS (b) — 1.5%

	Brazil — 1.5%
245,120	Bradespar SA	1,113,720

	TOTAL PREFERRED STOCKS (COST $1,090,501)	1,113,720

	MUTUAL FUNDS — 0.9%

	United States — 0.9%
	Affiliated Issuers — 0.9%
125,406	GMO U.S. Treasury Fund	627,028

	Total United States	627,028

	TOTAL MUTUAL FUNDS (COST $626,573)	627,028

35	See accompanying notes to the financial statements.

GMO Quality Cyclicals Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
13,893	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (c)	13,893

	TOTAL SHORT-TERM INVESTMENTS (COST $13,893)	13,893

	TOTAL INVESTMENTS — 100.1% (Cost $58,379,696)	73,474,016
	Other Assets and Liabilities (net) — (0.1)%	(70,896)

	TOTAL NET ASSETS — 100.0%	$73,403,120

Notes to Schedule of Investments:

*	Non-income producing security.

(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

See accompanying notes to the financial statements.	36

GMO Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	98.4%
Mutual Funds	1.7
Short-Term Investments	0.0 ^
Other	(0.1)

100.0%

Country/Region Summary¤	% of Investments

United States	79.2%
United Kingdom	5.7
France	4.4
Germany	3.2
Switzerland	3.1
Taiwan	2.6
China	1.1
Other Developed	0.7 ‡

100.0%

Industry Group Summary	% of Equity Investments#

Software & Services	20.4%
Health Care Equipment & Services	13.6
Pharmaceuticals, Biotechnology & Life Sciences	10.8
Semiconductors & Semiconductor Equipment	10.1
Consumer Discretionary Distribution & Retail	7.7
Media & Entertainment	6.5
Food, Beverage & Tobacco	6.3
Capital Goods	6.2
Banks	3.9
Technology Hardware & Equipment	3.7
Consumer Services	3.3
Household & Personal Products	3.2
Financial Services	3.0
Consumer Durables & Apparel	1.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

37

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Banks — 3.8%
4,116,853	US Bancorp	150,388,640
3,634,802	Wells Fargo & Co.	150,080,975

	Total Banks	300,469,615

	Capital Goods — 6.2%
531,262	General Electric Co.	60,808,249
480,068	Knorr-Bremse AG	32,788,895
1,698,730	Otis Worldwide Corp.	145,326,351
1,520,703	Safran SA	243,715,722

	Total Capital Goods	482,639,217

	Consumer Discretionary Distribution & Retail — 7.6%
7,678,765	Alibaba Group Holding Ltd*	89,120,786
2,050,778	Amazon.com, Inc.*	283,027,872
2,378,341	TJX Cos., Inc. (The)	219,948,976

	Total Consumer Discretionary Distribution & Retail	592,097,634

	Consumer Durables & Apparel — 1.3%
120,331	LVMH Moet Hennessy Louis Vuitton SE	101,758,796

	Consumer Services — 3.2%
817,054	Amadeus IT Group SA	56,060,888
7,878,697	Compass Group Plc	198,674,818

	Total Consumer Services	254,735,706

	Financial Services — 3.0%
425,118	American Express Co.	67,164,393
674,019	Visa, Inc. – Class A	165,592,988

	Total Financial Services	232,757,381

	Food, Beverage & Tobacco — 6.2%
3,307,331	Coca-Cola Co. (The)	197,877,614
413,060	Constellation Brands, Inc. – Class A	107,626,913
2,011,317	Diageo Plc	82,369,387
819,973	Nestle SA (Registered)	98,593,067

	Total Food, Beverage & Tobacco	486,466,981

	Health Care Equipment & Services — 13.3%
1,645,762	Abbott Laboratories	169,348,910
303,814	Cigna Group (The)	83,931,656
425,387	Elevance Health, Inc.	188,025,308
470,104	Intuitive Surgical, Inc.*	146,992,119
835,119	Quest Diagnostics, Inc.	109,818,148
731,171	UnitedHealth Group, Inc.	348,461,475

	Total Health Care Equipment & Services	1,046,577,616

	Household & Personal Products — 3.1%
3,418,115	Kenvue, Inc.	78,787,550

Shares	Description	Value ($)

	Household & Personal Products — continued
3,281,852	Unilever Plc	167,601,586

	Total Household & Personal Products	246,389,136

	Media & Entertainment — 6.4%
1,993,449	Alphabet, Inc. – Class A*	271,447,950
771,519	Meta Platforms, Inc. – Class A*	228,284,757

	Total Media & Entertainment	499,732,707

	Pharmaceuticals, Biotechnology & Life Sciences —10.6%
474,564	Eli Lilly & Co.	263,003,369
1,406,175	Johnson & Johnson	227,350,374
1,831,394	Merck & Co., Inc.	199,585,318
489,924	Roche Holding AG – Genusschein	143,786,919

	Total Pharmaceuticals, Biotechnology & Life Sciences	833,725,980

	Semiconductors & Semiconductor Equipment — 9.9%
267,238	KLA Corp.	134,118,735
365,706	Lam Research Corp.	256,871,894
11,667,790	Taiwan Semiconductor Manufacturing Co Ltd	200,487,064
1,111,281	Texas Instruments, Inc.	186,761,885

	Total Semiconductors & Semiconductor Equipment	778,239,578

	Software & Services — 20.1%
800,032	Accenture Plc – Class A	259,026,360
309,299	Adobe, Inc.*	173,003,303
1,482,600	Microsoft Corp.	485,936,976
2,255,489	Oracle Corp.	271,538,321
754,916	salesforce.com, Inc.*	167,183,697
1,575,352	SAP SE	219,768,607

	Total Software & Services	1,576,457,264

	Technology Hardware & Equipment — 3.7%
1,537,932	Apple, Inc.	288,931,285

	TOTAL COMMON STOCKS (COST $4,287,904,975)	7,720,978,896

	MUTUAL FUNDS — 1.7%

	Affiliated Issuers — 1.7%
25,703,810	GMO U.S. Treasury Fund	128,519,053

	TOTAL MUTUAL FUNDS (COST $128,469,235)	128,519,053

See accompanying notes to the financial statements.	38

GMO Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
1,964,501	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	1,964,501

	TOTAL SHORT-TERM INVESTMENTS (COST $1,964,501)	1,964,501

	TOTAL INVESTMENTS — 100.1% (Cost $4,418,338,711)	7,851,462,450
	Other Assets and Liabilities (net) — (0.1)%	(6,268,571)

	TOTAL NET ASSETS — 100.0%	$7,845,193,879

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

39	See accompanying notes to the financial statements.

GMO Resource Transition Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	89.7%
Preferred Stocks	8.1
Mutual Funds	1.4
Short-Term Investments	0.3
Other	0.5

100.0%

Country/Region Summary¤	% of Investments

United States	38.2%
United Kingdom	13.8
Canada	13.2
Brazil	11.7
South Africa	3.6
France	3.1
Mexico	2.7
Japan	2.3
Chile	2.1
Argentina	2.0
Denmark	1.9
Other Developed	1.6	‡
Finland	1.1
Israel	1.1
Norway	1.0
Other Emerging	0.6	†

	100.0%

Industry Group Summary	% of Equity Investments#

Industrial Metals	51.3%
Energy	33.5
Agriculture	11.9
Water	3.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

40

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.7%

	Argentina — 2.0%
695,400	Adecoagro SA	7,983,192

	Australia — 0.4%
1,992,788	Jupiter Mines Ltd	263,725
1,739,005	Perenti Ltd *	1,191,315
578,245	Sunrise Energy Metals Ltd *	356,470

	Total Australia	1,811,510

	Brazil — 5.5%
511,600	Sao Martinho SA	3,732,617
199,260	SLC Agricola SA	1,618,368
465,300	Suzano SA	4,712,149
961,300	Vale SA	12,633,435

	Total Brazil	22,696,569

	Canada — 13.1%
273,200	Anaergia Inc *	75,821
148,000	Canadian Solar Inc *	4,145,480
194,100	Enerflex Ltd	1,198,042
385,700	First Quantum Minerals Ltd	10,361,834
520,000	Greenlane Renewables Inc *	88,514
2,693,600	Ivanhoe Mines Ltd – Class A*	23,961,717
531,300	Largo Inc *	1,737,971
585,000	Li-Cycle Holdings Corp *	2,597,400
46,400	Nutrien Ltd	2,938,048
76,600	Teck Resources Ltd – Class B (a)	3,165,112
77,600	Teck Resources Ltd – Class B (a)	3,209,212

	Total Canada	53,479,151

	China — 0.6%
2,962,000	China High Speed Transmission Equipment Group Co Ltd *	962,137
1,500,000	China Water Affairs Group Ltd	1,150,055
964,200	Goldwind Science & Technology Co Ltd	505,772

	Total China	2,617,964

	Denmark — 1.9%
330,766	Vestas Wind Systems A/S *	7,642,383

	Finland — 1.1%
79,165	Kemira Oyj	1,253,031
90,118	Neste Oyj	3,296,792

	Total Finland	4,549,823

	France — 3.1%
28,207	Eramet SA	2,160,164
143,393	Technip Energies NV	3,318,638
227,766	Veolia Environnement SA	7,105,601

	Total France	12,584,403

Shares	Description	Value ($)

	Israel — 1.1%
760,025	ICL Group Ltd	4,541,762

	Italy — 0.3%
68,226	Tenaris SA	1,089,558

	Japan — 2.3%
55,300	Ebara Corp	2,749,476
158,500	Mitsubishi Materials Corp	2,660,598
25,500	Organo Corp	707,736
100,400	Sumitomo Metal Mining Co Ltd	3,115,775

	Total Japan	9,233,585

	Mexico — 2.7%
2,319,900	Grupo Mexico SAB de CV – Series B	11,088,933

	Norway — 1.0%
360,348	Austevoll Seafood ASA	2,606,996
42,902	Subsea 7 SA	558,994
61,042	TGS ASA	790,112

	Total Norway	3,956,102

	South Africa — 3.5%
285,926	African Rainbow Minerals Ltd	2,700,173
1,516,715	Impala Platinum Holdings Ltd	7,808,242
2,650,214	Sibanye Stillwater Ltd	3,998,741

	Total South Africa	14,507,156

	Spain — 0.2%
62,524	Solaria Energia y Medio Ambiente SA *	929,094

	Sweden — 0.7%
107,658	Boliden AB	2,862,680

	United Kingdom — 13.7%
1,140,070	Anglo American Plc	30,316,358
1,184,156	Ferrexpo Plc *	1,159,650
4,631,429	Glencore Plc	24,663,257

	Total United Kingdom	56,139,265

	United States — 36.5%
244,019	Aemetis, Inc. *	1,222,535
37,600	AGCO Corp.	4,870,328
107,200	Alcoa Corp.	3,224,576
378,046	Ameresco, Inc. – Class A*	16,441,220
953,720	Clean Energy Fuels Corp. *	4,062,847
47,300	Corteva, Inc.	2,389,123
451,500	Darling Ingredients, Inc. *	27,884,640
5,700	Deere & Co.	2,342,358
23,500	Enphase Energy, Inc. *	2,973,455
16,500	First Solar, Inc. *	3,120,480
204,600	Freeport-McMoRan, Inc.	8,165,586
1,326,966	GrafTech International Ltd.	4,697,460
553,200	Green Plains, Inc. *	17,171,328

41	See accompanying notes to the financial statements.

GMO Resource Transition Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
414,700	Livent Corp. *	8,903,609
207,600	Mosaic Co. (The)	8,065,260
40,600	PotlatchDeltic Corp. (REIT)	1,918,756
97,600	SolarEdge Technologies, Inc. *	15,866,832
1,044,346	Sunrun, Inc. *	16,323,128

	Total United States	149,643,521

	TOTAL COMMON STOCKS (COST $427,757,926)	367,356,651

	PREFERRED STOCKS (b) — 8.1%

	Brazil — 6.0%
5,458,465	Bradespar SA	24,800,933

	Chile — 2.1%
136,700	Sociedad Quimica y Minera de Chile SA Sponsored ADR	8,556,053

	TOTAL PREFERRED STOCKS (COST $39,587,665)	33,356,986

	MUTUAL FUNDS — 1.4%

	United States — 1.4%
	Affiliated Issuers — 1.4%
1,130,682	GMO U.S. Treasury Fund	5,653,412

	Total United States	5,653,412

	TOTAL MUTUAL FUNDS (COST $5,653,412)	5,653,412

	SHORT-TERM INVESTMENTS — 0.3%

	Money Market Funds — 0.3%
1,038,432	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (c)	1,038,432

	TOTAL SHORT-TERM INVESTMENTS (COST $1,038,432)	1,038,432

	TOTAL INVESTMENTS — 99.5% (Cost $474,037,435)	407,405,481
	Other Assets and Liabilities (net) — 0.5%	2,172,238

	TOTAL NET ASSETS — 100.0%	$409,577,719

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Securities are traded on separate exchanges for the same entity.

(b)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

See accompanying notes to the financial statements.	42

GMO Resources Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	89.3%
Preferred Stocks	9.1
Mutual Funds	0.8
Short-Term Investments	0.0 ^
Other	0.8

100.0%

Country/Region Summary¤	% of Investments

United States	33.8%
United Kingdom	14.7
Brazil	11.0
Canada	9.3
Portugal	4.7
Other Developed	2.8	‡
Norway	2.5
South Africa	2.3
Italy	2.1
Spain	2.0
France	2.0
Mexico	1.7
Japan	1.4
Chile	1.4
China	1.3
Denmark	1.2
India	1.2
Argentina	1.2
Other Emerging	1.2	†
Israel	1.1
Austria	1.1

	100.0%

Industry Group Summary	% of Equity Investments#

Energy	57.1%
Industrial Metals	33.5
Agriculture	7.4
Water	2.0

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table shows country exposure in the Fund. The table excludes short-term investments. The table excludes exposure through forward currency contracts and includes exposure through other derivative financial instruments, if any. The table takes into account the market value of securities and options and the notional amounts of swap contracts and other derivative financial instruments, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

43

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 89.3%

	Argentina — 1.2%
1,981,775	Adecoagro SA (a)	22,750,777

	Australia — 0.8%
10,480,466	Beach Energy Ltd	10,497,090
735,000	Clean TeQ Water Ltd *	175,774
4,776,947	Jupiter Mines Ltd	632,181
5,153,570	Perenti Ltd * (a)	3,530,481
1,938,657	Sunrise Energy Metals Ltd *	1,195,120

	Total Australia	16,030,646

	Austria — 1.1%
478,012	OMV AG (a)	22,135,764

	Brazil — 3.1%
651,300	Enauta Participacoes SA	2,063,569
356,500	PRIO SA *	3,341,794
1,522,328	Sao Martinho SA	11,106,857
591,382	SLC Agricola SA	4,803,139
1,386,200	Suzano SA	14,038,213
2,031,868	Vale SA	26,702,874

	Total Brazil	62,056,446

	Canada — 9.2%
654,900	Anaergia Inc * (a)	181,755
469,860	Canadian Solar Inc * (a)	13,160,779
575,852	Enerflex Ltd (a)	3,554,326
237,400	Enerplus Corp (a)	4,061,914
1,212,900	First Quantum Minerals Ltd	32,584,569
1,246,100	Greenlane Renewables Inc * (a)	212,110
8,468,000	Ivanhoe Mines Ltd – Class A* (a)	75,329,603
1,273,509	Largo Inc * (a)	4,165,860
1,740,100	Li-Cycle Holdings Corp * (a)	7,726,044
409,165	Logan Energy Corp *	314,929
137,700	Nutrien Ltd	8,719,164
170,765	Spartan Delta Corp (a)	533,325
227,800	Teck Resources Ltd – Class B (b)	9,412,696
230,700	Teck Resources Ltd – Class B (b)	9,540,790
620,900	Vermilion Energy Inc (a)	9,034,095
426,600	Whitecap Resources Inc (a)	3,488,699

	Total Canada	182,020,658

	China — 1.3%
8,006,000	China High Speed Transmission Equipment Group Co Ltd * (a)	2,600,562
4,454,000	China Water Affairs Group Ltd	3,414,897
2,813,000	Goldwind Science & Technology Co Ltd	1,475,562
2,516,300	Henan Shenhuo Coal & Power Co Ltd – Class A	5,476,535
6,891,945	Western Mining Co Ltd – Class A	12,046,855

	Total China	25,014,411

Shares	Description	Value ($)

	Denmark — 1.2%
1,048,809	Vestas Wind Systems A/S *	24,232,841

	Finland — 0.7%
235,342	Kemira Oyj	3,725,015
268,936	Neste Oyj	9,838,502

	Total Finland	13,563,517

	France — 2.0%
83,932	Eramet SA	6,427,726
426,467	Technip Energies NV	9,870,004
710,967	Veolia Environnement SA	22,179,992

	Total France	38,477,722

	Hungary — 0.8%
1,970,591	MOL Hungarian Oil & Gas Plc	14,901,665

	India — 1.2%
1,439,252	Oil India Ltd	4,735,290
6,721,812	Vedanta Ltd	18,826,665

	Total India	23,561,955

	Isle of Man — 0.9%
1,221,000	Lifezone Holdings Ltd *	17,460,300

	Israel — 1.1%
63,210	Delek Group Ltd	9,068,266
2,219,866	ICL Group Ltd	13,265,487

	Total Israel	22,333,753

	Italy — 2.1%
2,527,002	Eni SPA	39,072,517
201,723	Tenaris SA	3,221,483

	Total Italy	42,294,000

	Japan — 1.4%
164,000	Ebara Corp	8,153,961
478,900	Mitsubishi Materials Corp	8,038,866
72,800	Organo Corp	2,020,518
299,600	Sumitomo Metal Mining Co Ltd	9,297,671

	Total Japan	27,511,016

	Mexico — 1.7%
7,206,540	Grupo Mexico SAB de CV – Series B	34,446,674

	Norway — 2.5%
1,069,161	Austevoll Seafood ASA	7,735,020
4,898,521	DNO ASA	4,565,292
1,115,499	Equinor ASA	34,258,327
105,909	Subsea 7 SA	1,379,947
157,732	TGS ASA	2,041,642

	Total Norway	49,980,228

See accompanying notes to the financial statements.	44

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Pakistan — 0.0%
459,459	Pakistan Oilfields Ltd	658,537

	Portugal — 4.6%
6,665,385	Galp Energia SGPS SA (a)	91,996,799

	Russia — 0.1%
3,574,704	Gazprom Neft PJSC (c)	243,117
14,145,410	Gazprom PJSC * (c)	262,798
248,399	LUKOIL PJSC (c)	176,956
232,917	MMC Norilsk Nickel PJSC * (c)	409,399
9	MMC Norilsk Nickel PJSC ADR * (c)	2
338,098	PhosAgro PJSC (c)	257,713
6,533	PhosAgro PJSC GDR * (c) (d)	1,656
2	PhosAgro PJSC GDR (Registered) * (c)	1
601,778	Ros Agro Plc GDR (Registered) * (c)	49,236
3,476,399	Tatneft PJSC (c)	213,896

	Total Russia	1,614,774

	Singapore — 0.0%
2,725,600	Ezra Holdings Ltd * (a) (c)	—

	South Africa — 2.2%
850,472	African Rainbow Minerals Ltd	8,031,524
4,735,741	Impala Platinum Holdings Ltd	24,380,199
7,908,978	Sibanye Stillwater Ltd	11,933,359

	Total South Africa	44,345,082

	Spain — 2.0%
2,431,265	Repsol SA	37,577,876
183,344	Solaria Energia y Medio Ambiente SA *	2,724,454

	Total Spain	40,302,330

	Sweden — 0.4%
307,718	Boliden AB	8,182,375

	Turkey — 0.2%
1,916,313	Koza Anadolu Metal Madencilik Isletmeleri AS *	4,691,435

	Ukraine — 0.1%
501,341	Kernel Holding SA *	1,338,070

	United Kingdom — 14.6%
2,826,856	Anglo American Plc	75,170,804
10,148,065	BP Plc	62,707,773
3,520,763	Ferrexpo Plc *	3,447,903
13,676,479	Glencore Plc	72,829,900
2,497,974	Harbour Energy Plc	7,902,732
544,276	Serica Energy Plc	1,722,054
2,145,861	Shell Plc	65,610,258

	Total United Kingdom	289,391,424

	United States — 32.8%
687,620	Aemetis, Inc. * (a)	3,444,976

Shares	Description	Value ($)

	United States — continued
112,600	AGCO Corp.	14,585,078
151,100	Alcoa Corp.	4,545,088
925,575	Ameresco, Inc. – Class A*	40,253,257
187,400	California Resources Corp.	10,464,416
2,836,413	Clean Energy Fuels Corp. *	12,083,119
140,800	Corteva, Inc.	7,111,808
1,421,500	Darling Ingredients, Inc. *	87,791,840
16,800	Deere & Co.	6,903,792
74,400	Enphase Energy, Inc. *	9,413,832
52,000	First Solar, Inc. *	9,834,240
638,582	Freeport-McMoRan, Inc.	25,485,808
3,959,957	GrafTech International Ltd.	14,018,248
1,646,893	Green Plains, Inc. *	51,119,559
474,100	Hess Corp.	73,248,450
15,997,255	Kosmos Energy Ltd. *	116,460,016
1,294,846	Livent Corp. * (a)	27,800,343
647,421	Mosaic Co. (The)	25,152,306
120,200	PotlatchDeltic Corp. (REIT)	5,680,652
308,224	SolarEdge Technologies, Inc. *	50,107,976
3,304,217	Sunrun, Inc. * (a)	51,644,912
531,100	W&T Offshore, Inc. *	2,166,888

	Total United States	649,316,604

	TOTAL COMMON STOCKS (COST $1,859,171,972)	1,770,609,803

	PREFERRED STOCKS (e) — 9.1%

	Brazil — 7.8%
16,956,326	Bradespar SA	77,042,303
11,942,681	Petroleo Brasileiro SA	77,028,550

	Total Brazil	154,070,853

	Chile — 1.3%
426,795	Sociedad Quimica y Minera de Chile SA Sponsored ADR	26,713,099

	Russia — 0.0%
20,237,584	Surgutneftegas PJSC (c)	105,172
7,494,797	Tatneft PJSC (c)	457,153

	Total Russia	562,325

	TOTAL PREFERRED STOCKS (COST $222,648,084)	181,346,277

	MUTUAL FUNDS — 0.8%

	United States — 0.8%
	Affiliated Issuers — 0.8%
3,026,358	GMO U.S. Treasury Fund	15,131,789

	Total United States	15,131,789

	TOTAL MUTUAL FUNDS (COST $15,111,007)	15,131,789

45	See accompanying notes to the financial statements.

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
774,663	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (f)	774,663

	TOTAL SHORT-TERM INVESTMENTS (COST $774,663)	774,663

	TOTAL INVESTMENTS — 99.2% (Cost $2,097,705,726)	1,967,862,532
	Other Assets and Liabilities (net) — 0.8%	14,955,841

	TOTAL NET ASSETS — 100.0%	$1,982,818,373

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2023
PhosAgro PJSC GDR	08/26/16	$93,496	0.0%	$1,656

See accompanying notes to the financial statements.	46

GMO Resources Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	All or a portion of this security is out on loan (Note 2).

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	The security is restricted as to resale.
(e)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(f)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

47	See accompanying notes to the financial statements.

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	98.6%
Mutual Funds	2.0
Short-Term Investments	0.4
Other	(1.0)

100.0%

Industry Group Summary	% of Equity Investments#

Capital Goods	18.7%
Financial Services	11.4
Semiconductors & Semiconductor Equipment	10.2
Consumer Durables & Apparel	9.1
Automobiles & Components	7.3
Technology Hardware & Equipment	6.7
Commercial & Professional Services	6.2
Materials	5.7
Food, Beverage & Tobacco	4.4
Pharmaceuticals, Biotechnology & Life Sciences	4.2
Consumer Discretionary Distribution & Retail	3.8
Media & Entertainment	3.4
Transportation	3.1
Health Care Equipment & Services	2.3
Software & Services	2.0
Consumer Staples Distribution & Retail	1.5

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

48

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.6%

	Automobiles & Components — 7.2%
21,484	Fox Factory Holding Corp.*	2,380,642
72,703	Gentex Corp.	2,374,480
5,053	XPEL, Inc.*	420,915

	Total Automobiles & Components	5,176,037

	Capital Goods — 18.4%
22,258	AAON, Inc.	1,403,589
12,614	Allegion Plc	1,435,599
11,948	Curtiss-Wright Corp.	2,485,065
6,527	Kadant, Inc.	1,434,243
10,598	RBC Bearings, Inc.*	2,443,263
23,088	Trex Co., Inc.*	1,647,791
19,031	Woodward, Inc.	2,462,040

	Total Capital Goods	13,311,590

	Commercial & Professional Services — 6.1%
23,314	ASGN, Inc.*	1,915,478
2,813	Booz Allen Hamilton Holding Corp.	318,741
11,577	FTI Consulting, Inc.*	2,151,238

	Total Commercial & Professional Services	4,385,457

	Consumer Discretionary Distribution & Retail — 3.8%
29,600	Ollie’s Bargain Outlet Holdings, Inc.*	2,281,568
1,116	Winmark Corp.	424,671

	Total Consumer Discretionary Distribution & Retail	2,706,239

	Consumer Durables & Apparel — 8.9%
42,218	Acushnet Holdings Corp.	2,471,864
24,276	Malibu Boats, Inc. – Class A*	1,178,843
9,679	TopBuild Corp.*	2,807,684

	Total Consumer Durables & Apparel	6,458,391

	Consumer Staples Distribution & Retail — 1.5%
13,196	PriceSmart, Inc.	1,048,818

	Financial Services — 11.3%
17,030	Cohen & Steers, Inc.	1,110,015
54,445	Essent Group Ltd.	2,734,228
22,196	Houlihan Lokey, Inc.	2,338,127
63,867	StepStone Group, Inc. – Class A	1,971,574

	Total Financial Services	8,153,944

	Food, Beverage & Tobacco — 4.3%
8,949	J & J Snack Foods Corp.	1,450,901
10,142	Lancaster Colony Corp.	1,675,357

	Total Food, Beverage & Tobacco	3,126,258

	Health Care Equipment & Services — 2.3%
30,727	Globus Medical, Inc. – Class A*	1,662,331

Shares	Description	Value ($)

	Materials — 5.7%
17,843	AptarGroup, Inc.	2,365,268
12,336	Balchem Corp.	1,733,208

	Total Materials	4,098,476

	Media & Entertainment — 3.3%
54,266	New York Times Co. (The) – Class A	2,402,356

	Pharmaceuticals, Biotechnology & Life Sciences —4.2%
18,227	Bruker Corp.	1,195,691
6,658	Medpace Holdings, Inc.*	1,799,458

	Total Pharmaceuticals, Biotechnology & Life Sciences	2,995,149

	Semiconductors & Semiconductor Equipment — 10.0%
14,726	Axcelis Technologies, Inc.*	2,829,601
21,044	Cirrus Logic, Inc.*	1,726,450
23,605	Power Integrations, Inc.	1,983,292
4,366	Universal Display Corp.	709,737

	Total Semiconductors & Semiconductor Equipment	7,249,080

	Software & Services — 2.0%
17,312	Dolby Laboratories, Inc. – Class A	1,462,345

	Technology Hardware & Equipment — 6.6%
48,602	Ciena Corp.*	2,429,128
14,709	Fabrinet*	2,364,766

	Total Technology Hardware & Equipment	4,793,894

	Transportation — 3.0%
11,569	Landstar System, Inc.	2,195,912

	TOTAL COMMON STOCKS (COST $55,369,549)	71,226,277

	MUTUAL FUNDS — 2.0%

	Affiliated Issuers — 2.0%
289,499	GMO U.S. Treasury Fund	1,447,496

	TOTAL MUTUAL FUNDS (COST $1,447,054)	1,447,496

49	See accompanying notes to the financial statements.

GMO Small Cap Quality Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
320,708	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	320,708

	TOTAL SHORT-TERM INVESTMENTS (COST $320,708)	320,708

	TOTAL INVESTMENTS — 101.0% (Cost $57,137,311)	72,994,481
	Other Assets and Liabilities (net) — (1.0)%	(732,202)

	TOTAL NET ASSETS — 100.0%	$72,262,279

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

See accompanying notes to the financial statements.	50

GMO U.S. Equity Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	98.4%
Mutual Funds	1.4
Short-Term Investments	0.2
Debt Obligations	0.1
Futures Contracts	0.0 ^
Other	(0.1)

100.0%

Industry Group Summary	% of Equity Investments#

Technology Hardware & Equipment	12.5%
Capital Goods	10.3
Media & Entertainment	9.8
Consumer Discretionary Distribution & Retail	8.8
Semiconductors & Semiconductor Equipment	7.1
Software & Services	7.0
Energy	6.8
Financial Services	5.5
Pharmaceuticals, Biotechnology & Life Sciences	5.3
Consumer Durables & Apparel	4.9
Food, Beverage & Tobacco	4.3
Materials	4.0
Health Care Equipment & Services	3.9
Banks	3.3
Consumer Staples Distribution & Retail	2.0
Household & Personal Products	1.7
Commercial & Professional Services	1.2
Consumer Services	0.6
Insurance	0.6
Automobiles & Components	0.4

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

51

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Automobiles & Components — 0.4%
1,282	Aptiv Plc*	130,059
11,538	BorgWarner, Inc.	470,173
4,999	Dana, Inc.	80,534
9,469	Modine Manufacturing Co.*	450,630

	Total Automobiles & Components	1,131,396

	Banks — 3.3%
1,800	1st Source Corp.	80,442
900	Banner Corp.	39,195
1,900	Capital City Bank Group, Inc.	57,969
47,792	Citigroup, Inc.	1,973,332
2,000	Community Trust Bancorp, Inc.	71,000
1,800	Enterprise Financial Services Corp.	69,678
5,400	Farmers National Banc Corp.	68,580
1,500	First Financial Corp.	55,080
8,900	Hanmi Financial Corp.	154,148
4,100	Independent Bank Corp.	78,269
40,235	JPMorgan Chase & Co.	5,887,587
4,600	Trustmark Corp.	105,984

	Total Banks	8,641,264

	Capital Goods — 10.1%
542	AGCO Corp.	70,205
7,154	Allison Transmission Holdings, Inc.	432,459
2,000	Apogee Enterprises, Inc.	100,920
12,140	Builders FirstSource, Inc.*	1,760,786
30,039	Carrier Global Corp.	1,725,741
11,682	Cummins, Inc.	2,687,327
1,589	Dover Corp.	235,649
4,384	Ferguson Plc	708,279
33,068	Johnson Controls International Plc	1,952,996
1,062	Moog, Inc. – Class A	123,362
45,400	MRC Global, Inc.*	423,128
4,670	nVent Electric Plc	264,042
40,666	PACCAR, Inc.	3,346,405
1,053	Parker-Hannifin Corp.	438,996
4,952	Timken Co. (The)	378,432
30,248	Trane Technologies Plc	6,208,704
1,301	UFP Industries, Inc.	135,759
5,345	Westinghouse Air Brake Technologies Corp.	601,419
4,890	WW Grainger, Inc.	3,492,145
16,238	Xylem, Inc.	1,681,282

	Total Capital Goods	26,768,036

	Commercial & Professional Services — 1.1%
95,700	ACCO Brands Corp.	510,081
600	Barrett Business Services, Inc.	57,408
5,200	Brady Corp. – Class A	262,288
3,766	CBIZ, Inc.*	211,310
1,470	Cimpress Plc*	94,977

Shares	Description	Value ($)

	Commercial & Professional Services — continued
7,900	CSG Systems International, Inc.	429,049
9,600	Deluxe Corp.	194,112
2,700	Heidrick & Struggles International, Inc.	71,523
747	Huron Consulting Group, Inc.*	74,663
5,560	ICF International, Inc.	750,934
12,800	Resources Connection, Inc.	198,528
980	TriNet Group, Inc.*	108,711
3,000	TrueBlue, Inc.*	45,390

	Total Commercial & Professional Services	3,008,974

	Consumer Discretionary Distribution & Retail —8.6%
4,900	1-800-Flowers.com, Inc. – Class A*	36,897
8,400	Aaron’s Co., Inc. (The)	101,388
59,878	Amazon.com, Inc.*	8,263,763
29,480	American Eagle Outfitters, Inc.	499,981
527	AutoZone, Inc.*	1,334,011
36,497	Best Buy Co., Inc.	2,790,196
2,122	Caleres, Inc.	60,838
16,000	Container Store Group, Inc. (The)*	37,440
86,500	eBay, Inc.	3,873,470
27,114	Gap, Inc. (The)	313,980
6,425	Group 1 Automotive, Inc.	1,698,898
8,700	Haverty Furniture Cos., Inc.	272,310
13,563	ODP Corp. (The)*	668,927
905	O’Reilly Automotive, Inc.*	850,428
8,100	Shoe Carnival, Inc.	187,353
8,824	Signet Jewelers Ltd.	661,800
35,275	Urban Outfitters, Inc.*	1,171,483

	Total Consumer Discretionary Distribution & Retail	22,823,163

	Consumer Durables & Apparel — 4.8%
9,213	Acushnet Holdings Corp.	539,421
12	Carter’s, Inc.	859
19,642	Ethan Allen Interiors, Inc.	616,366
37,835	Garmin Ltd.	4,011,267
965	Johnson Outdoors, Inc. – Class A	53,953
2,563	Kontoor Brands, Inc.	117,360
34,674	La-Z-Boy, Inc.	1,069,693
1,400	M/I Homes, Inc.*	137,452
1,202	Malibu Boats, Inc. – Class A*	58,369
9,997	MasterCraft Boat Holdings, Inc.*	217,535
784	Meritage Homes Corp.	109,007
5,300	Movado Group, Inc.	144,955
5,037	Oxford Industries, Inc.	508,687
22,393	PVH Corp.	1,872,055
30,646	Taylor Morrison Home Corp.*	1,452,620
58,052	TRI Pointe Homes, Inc.*	1,805,417
8,356	Vera Bradley, Inc.*	59,912

	Total Consumer Durables & Apparel	12,774,928

See accompanying notes to the financial statements.	52

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Consumer Services — 0.6%
8,154	Adtalem Global Education, Inc.*	357,553
1,200	Graham Holdings Co. – Class B	703,596
26,375	Perdoceo Education Corp.	437,034

	Total Consumer Services	1,498,183

	Consumer Staples Distribution & Retail — 2.0%
111,945	Kroger Co. (The)	5,193,128

	Energy — 6.7%
37,309	Chevron Corp.	6,010,480
9,187	EOG Resources, Inc.	1,181,632
58,587	Exxon Mobil Corp.	6,514,289
14,125	Marathon Petroleum Corp.	2,016,626
4,122	Murphy Oil Corp.	187,139
10,527	Phillips 66	1,201,762
995	Weatherford International Plc*	88,077
27,385	World Kinect Corp.	599,732

	Total Energy	17,799,737

	Financial Services — 5.4%
31,047	American Express Co.	4,905,115
26,599	Bank of New York Mellon Corp. (The)	1,193,497
3,518	Berkshire Hathaway, Inc. – Class B*	1,267,184
2,096	Discover Financial Services	188,787
6,533	Donnelley Financial Solutions, Inc.*	321,881
25,043	Enova International, Inc.*	1,263,419
7,818	Intercontinental Exchange, Inc.	922,446
40,818	Janus Henderson Group Plc	1,121,270
2,605	LendingTree, Inc.*	49,261
31,200	MGIC Investment Corp.	548,496
20,587	Nasdaq, Inc.	1,080,406
30	Nelnet, Inc. – Class A	2,755
663	Oppenheimer Holdings, Inc. – Class A	25,260
7,783	PROG Holdings, Inc.*	266,957
46,172	Radian Group, Inc.	1,250,338

	Total Financial Services	14,407,072

	Food, Beverage & Tobacco — 4.2%
21,069	Coca-Cola Co. (The)	1,260,558
21,833	General Mills, Inc.	1,477,221
11,698	Kellogg Co.	713,812
19,822	Mondelez International, Inc. – Class A	1,412,516
11,618	PepsiCo, Inc.	2,067,074
35,764	Philip Morris International, Inc.	3,435,490
16,635	Universal Corp.	792,159

	Total Food, Beverage & Tobacco	11,158,830

	Health Care Equipment & Services — 3.9%
8,300	Cencora, Inc.	1,460,634
4,823	Cigna Group (The)	1,332,402
4,672	Elevance Health, Inc.	2,065,071
6,098	GE HealthCare Technologies, Inc.	429,604
3,823	Humana, Inc.	1,764,811

Shares	Description	Value ($)

	Health Care Equipment & Services — continued
20,056	Medtronic Plc	1,634,564
13,071	Zimmer Biomet Holdings, Inc.	1,557,018

	Total Health Care Equipment & Services	10,244,104

	Household & Personal Products — 1.7%
12,836	Colgate-Palmolive Co.	943,061
83,051	Coty, Inc. – Class A*	960,070
7,595	Edgewell Personal Care Co.	292,863
1,024	Inter Parfums, Inc.	143,084
37,639	Kenvue, Inc.	867,579
8,375	Procter & Gamble Co.	1,292,597

	Total Household & Personal Products	4,499,254

	Insurance — 0.5%
11,105	Arch Capital Group Ltd.*	853,530
11,215	CNO Financial Group, Inc.	262,431
5,748	Stewart Information Services Corp.	266,248
1,144	Unum Group	56,273

	Total Insurance	1,438,482

	Materials — 4.0%
7,171	Commercial Metals Co.	403,655
26,574	Ecolab, Inc.	4,884,567
2,973	NewMarket Corp.	1,396,240
41,622	O-I Glass, Inc.*	826,613
10,968	PPG Industries, Inc.	1,554,824
15,678	Ryerson Holding Corp.	488,213
2,200	Schnitzer Steel Industries, Inc. – Class A	73,040
2,829	Vulcan Materials Co.	617,429
6,400	Warrior Met Coal, Inc.	253,184

	Total Materials	10,497,765

	Media & Entertainment — 9.6%
45,597	Alphabet, Inc. – Class A*	6,208,943
41,770	Alphabet, Inc. – Class C*	5,737,110
3,709	AMC Networks, Inc. – Class A*	43,173
4,023	Cargurus, Inc.*	72,857
2,738	Cars.com, Inc.*	51,173
49,789	Comcast Corp. – Class A	2,328,134
22,842	Electronic Arts, Inc.	2,740,583
8,162	Match Group, Inc.*	382,553
25,314	Meta Platforms, Inc. – Class A*	7,490,159
29,092	Vimeo, Inc.*	115,786
8,105	Yelp, Inc.*	347,299

	Total Media & Entertainment	25,517,770

	Pharmaceuticals, Biotechnology & Life Sciences — 5.2%
1,949	Amphastar Pharmaceuticals, Inc.*	103,901
1,269	Biogen, Inc.*	339,280
77,991	Bristol-Myers Squibb Co.	4,808,145
15,485	Johnson & Johnson	2,503,615

53	See accompanying notes to the financial statements.

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals, Biotechnology & Life Sciences — continued
38,800	Merck & Co., Inc.	4,228,424
48,366	Pfizer, Inc.	1,711,189

	Total Pharmaceuticals, Biotechnology & Life Sciences	13,694,554

	Semiconductors & Semiconductor Equipment — 7.0%
183,425	Intel Corp.	6,445,554
10,870	Microchip Technology, Inc.	889,601
10,926	NVIDIA Corp.	5,392,527
1,758	NXP Semiconductors NV	361,656
986	ON Semiconductor Corp.*	97,082
41,160	QUALCOMM, Inc.	4,714,055
5,854	Skyworks Solutions, Inc.	636,564

	Total Semiconductors & Semiconductor Equipment	18,537,039

	Software & Services — 6.9%
525	ANSYS, Inc.*	167,407
11,052	Cadence Design Systems, Inc.*	2,657,343
29,819	Microsoft Corp.	9,773,475
739	Oracle Corp.	88,968
1,109	Roper Technologies, Inc.	553,458
10,474	Synopsys, Inc.*	4,806,414
1,826	Teradata Corp.*	84,489

	Total Software & Services	18,131,554

	Technology Hardware & Equipment — 12.4%
66,340	Apple, Inc.	12,463,296
9,448	Arista Networks, Inc.*	1,844,533
10,619	Avnet, Inc.	538,914
3,187	Bel Fuse, Inc. – Class B	166,680
14,116	Belden, Inc.	1,325,492
29,700	Dell Technologies, Inc. – Class C	1,670,328
196,127	Hewlett Packard Enterprise Co.	3,332,198
127,229	HP, Inc.	3,779,974
34,004	Juniper Networks, Inc.	990,196
11,463	Keysight Technologies, Inc.*	1,528,018
3,773	Motorola Solutions, Inc.	1,069,910

Shares / Par Value†	Description	Value ($)

	Technology Hardware & Equipment — continued
918	Sanmina Corp.*	51,133
16,016	TE Connectivity Ltd.	2,120,358
22,090	Vishay Intertechnology, Inc.	606,150
24,576	Vontier Corp.	771,932
26,895	Xerox Holdings Corp.	427,361

	Total Technology Hardware & Equipment	32,686,473

	TOTAL COMMON STOCKS (COST $241,966,008)	260,451,706

	DEBT OBLIGATIONS — 0.1%

	U.S. Government — 0.1%
350,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61, due 01/31/25 (a)	350,521

	TOTAL DEBT OBLIGATIONS (COST $350,039)	350,521

	MUTUAL FUNDS — 1.4%

	Affiliated Issuers — 1.4%
732,872	GMO U.S. Treasury Fund	3,664,361

	TOTAL MUTUAL FUNDS (COST $3,659,432)	3,664,361

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
513,141	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (b)	513,141

	TOTAL SHORT-TERM INVESTMENTS (COST $513,141)	513,141

	TOTAL INVESTMENTS — 100.1% (Cost $246,488,620)	264,979,729

	Other Assets and Liabilities (net) — (0.1)%	(286,898)

	TOTAL NET ASSETS — 100.0%	$264,692,831

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
14	S&P 500 E-Mini	September 2023	$3,161,200	$59,882

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

See accompanying notes to the financial statements.	54

GMO U.S. Equity Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

55	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	97.4%
Mutual Funds	2.2
Short-Term Investments	0.1
Other	0.3

100.0%

Industry Group Summary	% of Equity Investments#

Media & Entertainment	11.4%
Pharmaceuticals, Biotechnology & Life Sciences	11.3
Financial Services	10.0
Banks	9.6
Energy	8.9
Capital Goods	5.4
Health Care Equipment & Services	5.3
Technology Hardware & Equipment	5.3
Semiconductors & Semiconductor Equipment	4.7
Telecommunication Services	3.4
Software & Services	3.2
Consumer Discretionary Distribution & Retail	3.1
Insurance	2.9
Food, Beverage & Tobacco	2.9
Automobiles & Components	2.8
Consumer Durables & Apparel	2.8
Materials	2.3
Consumer Staples Distribution & Retail	1.6
Household & Personal Products	1.1
Consumer Services	0.7
Commercial & Professional Services	0.6
Real Estate Management & Development	0.6
Transportation	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

56

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.4%

	Automobiles & Components — 2.7%
60,416	BorgWarner, Inc.	2,461,952
341,820	Ford Motor Co.	4,146,277
77,034	General Motors Co.	2,581,409
13,018	Harley-Davidson, Inc.	439,357
13,686	Lear Corp.	1,972,016
1,400	Winnebago Industries, Inc.	90,790

	Total Automobiles & Components	11,691,801

	Banks — 9.3%
392,668	Bank of America Corp.	11,257,792
134,234	Citigroup, Inc.	5,542,522
113,368	JPMorgan Chase & Co.	16,589,139
6,700	M&T Bank Corp.	837,835
6,427	PNC Financial Services Group, Inc.	775,932
49,568	Regions Financial Corp.	909,077
104,007	US Bancorp	3,799,376
5,126	Wells Fargo & Co.	211,652

	Total Banks	39,923,325

	Capital Goods — 5.2%
52,010	3M Co.	5,547,907
695	Acuity Brands, Inc.	112,090
16,212	AGCO Corp.	2,099,940
5,421	Allison Transmission Holdings, Inc.	327,699
3,807	Atkore, Inc.*	586,164
4,105	Caterpillar, Inc.	1,154,039
15,353	Cummins, Inc.	3,531,804
5,509	Encore Wire Corp.	907,938
11,933	Ferguson Plc	1,927,895
18,905	Owens Corning	2,720,618
24,709	PACCAR, Inc.	2,033,304
7,710	Textron, Inc.	599,144
2,968	Timken Co. (The)	226,815
5,611	UFP Industries, Inc.	585,508

	Total Capital Goods	22,360,865

	Commercial & Professional Services — 0.6%
2,156	HNI Corp.	70,630
25,101	ManpowerGroup, Inc.	1,979,716
7,626	Robert Half, Inc.	564,019

	Total Commercial & Professional Services	2,614,365

	Consumer Discretionary Distribution & Retail — 3.0%
14,633	Academy Sports & Outdoors, Inc.	798,523
5,910	AutoNation, Inc.*	928,402
37,735	Best Buy Co., Inc.	2,884,841
2,734	Dick’s Sporting Goods, Inc.	318,074
81,278	eBay, Inc.	3,639,629
10,802	Foot Locker, Inc.	211,935
21,180	Gap, Inc. (The)	245,264

Shares	Description	Value ($)

	Consumer Discretionary Distribution & Retail — continued
4,049	Group 1 Automotive, Inc.	1,070,637
29,205	Kohl’s Corp.	778,021
84,766	Macy’s, Inc.	1,036,688
4,994	Nordstrom, Inc.	81,003
5,632	Williams-Sonoma, Inc.	795,238

	Total Consumer Discretionary Distribution & Retail	12,788,255

	Consumer Durables & Apparel — 2.7%
18,376	Brunswick Corp.	1,453,909
5,966	Carter’s, Inc.	426,987
3,433	DR Horton, Inc.	408,596
6,464	Garmin Ltd.	685,313
19,446	Hasbro, Inc.	1,400,112
8,526	La-Z-Boy, Inc.	263,027
10,202	Lennar Corp. – Class A	1,214,956
4,482	PulteGroup, Inc.	367,793
20,261	PVH Corp.	1,693,820
5,816	Tapestry, Inc.	193,789
4,396	Taylor Morrison Home Corp.*	208,370
4,410	TRI Pointe Homes, Inc.*	137,151
102,401	VF Corp.	2,023,444
7,768	Whirlpool Corp.	1,087,209

	Total Consumer Durables & Apparel	11,564,476

	Consumer Services — 0.7%
4,417	Adtalem Global Education, Inc.*	193,685
490	Graham Holdings Co. – Class B	287,302
59,098	H&R Block, Inc.	2,362,738

	Total Consumer Services	2,843,725

	Consumer Staples Distribution & Retail — 1.5%
73,604	Kroger Co. (The)	3,414,489
4,462	Target Corp.	564,666
104,106	Walgreens Boots Alliance, Inc.	2,634,923

	Total Consumer Staples Distribution & Retail	6,614,078

	Energy — 8.6%
5,267	Chesapeake Energy Corp.	464,602
48,857	Chevron Corp.	7,870,863
9,665	ConocoPhillips	1,150,425
15,470	Devon Energy Corp.	790,362
32,398	EOG Resources, Inc.	4,167,031
121,044	Exxon Mobil Corp.	13,458,882
22,573	Marathon Petroleum Corp.	3,222,747
19,136	Ovintiv, Inc.	898,627
39,762	Phillips 66	4,539,230
2,432	Valero Energy Corp.	315,917

	Total Energy	36,878,686

57	See accompanying notes to the financial statements.

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Financial Services — 9.8%
10,113	Affiliated Managers Group, Inc.	1,355,243
66,408	Ally Financial, Inc.	1,838,837
34,342	American Express Co.	5,425,693
85,664	Bank of New York Mellon Corp. (The)	3,843,744
35,893	Capital One Financial Corp.	3,675,084
32,419	Discover Financial Services	2,919,979
10,044	Franklin Resources, Inc.	268,577
22,774	Goldman Sachs Group, Inc. (The)	7,463,267
76,182	Invesco Ltd.	1,212,817
64,653	Janus Henderson Group Plc	1,776,018
94,605	MGIC Investment Corp.	1,663,156
3,821	Morgan Stanley	325,358
5,167	Northern Trust Corp.	393,054
7,127	OneMain Holdings, Inc.	295,842
88,522	Radian Group, Inc.	2,397,176
44,174	State Street Corp.	3,036,521
86,785	Synchrony Financial	2,801,420
2,574	T. Rowe Price Group, Inc.	288,880
55,414	Western Union Co. (The)	684,363

	Total Financial Services	41,665,029

	Food, Beverage & Tobacco — 2.8%
34,454	Archer-Daniels-Midland Co.	2,732,202
39,764	General Mills, Inc.	2,690,432
12,834	Kellogg Co.	783,131
88,340	Kraft Heinz Co. (The)	2,923,171
51,591	Tyson Foods, Inc. – Class A	2,748,252
4,474	Universal Corp.	213,052

	Total Food, Beverage & Tobacco	12,090,240

	Health Care Equipment & Services — 5.2%
4,552	Centene Corp.*	280,631
21,949	Cigna Group (The)	6,063,631
86,726	CVS Health Corp.	5,651,933
15,286	Elevance Health, Inc.	6,756,565
4,827	Humana, Inc.	2,228,288
2,588	UnitedHealth Group, Inc.	1,233,389

	Total Health Care Equipment & Services	22,214,437

	Household & Personal Products — 1.0%
65,889	Kenvue, Inc.	1,518,742
18,385	Procter & Gamble Co.	2,837,541
784	USANA Health Sciences, Inc.*	50,403

	Total Household & Personal Products	4,406,686

	Insurance — 2.9%
15,826	Aflac, Inc.	1,180,145
17,125	Fidelity National Financial, Inc.	708,975
34,779	Hartford Financial Services Group, Inc. (The)	2,497,828
63,184	MetLife, Inc.	4,002,075
14,551	Principal Financial Group, Inc.	1,130,758
181	Prudential Financial, Inc.	17,135

Shares	Description	Value ($)

	Insurance — continued
8,592	Stewart Information Services Corp.	397,981
47,596	Unum Group	2,341,247

	Total Insurance	12,276,144

	Materials — 2.2%
6,080	Commercial Metals Co.	342,243
7,899	FMC Corp.	681,131
15,196	Huntsman Corp.	423,513
15,311	LyondellBasell Industries NV – Class A	1,512,267
10,123	Nucor Corp.	1,742,168
6,205	Reliance Steel & Aluminum Co.	1,768,177
27,785	Steel Dynamics, Inc.	2,961,603

	Total Materials	9,431,102

	Media & Entertainment — 11.2%
83,438	Alphabet, Inc. – Class A*	11,361,752
65,340	Alphabet, Inc. – Class C*	8,974,449
253,868	Comcast Corp. – Class A	11,870,868
21,026	Fox Corp. – Class A	695,120
10,463	Fox Corp. – Class B	319,331
48,881	Meta Platforms, Inc. – Class A*	14,463,399

	Total Media & Entertainment	47,684,919

	Pharmaceuticals, Biotechnology & Life Sciences —11.1%
13,758	Biogen, Inc.*	3,678,339
130,016	Bristol-Myers Squibb Co.	8,015,486
63,741	Gilead Sciences, Inc.	4,874,912
27,108	Johnson & Johnson	4,382,821
106,370	Merck & Co., Inc.	11,592,203
297,514	Pfizer, Inc.	10,526,045
3,142	Regeneron Pharmaceuticals, Inc.*	2,596,832
149,675	Viatris, Inc.	1,609,006

	Total Pharmaceuticals, Biotechnology & Life Sciences	47,275,644

	Real Estate Management & Development — 0.6%
25,073	CBRE Group, Inc. – Class A*	2,132,459
1,344	Jones Lang LaSalle, Inc.*	232,243

	Total Real Estate Management & Development	2,364,702

	Semiconductors & Semiconductor Equipment — 4.6%
308,926	Intel Corp.	10,855,660
1,535	Kulicke & Soffa Industries, Inc.	79,406
69,801	QUALCOMM, Inc.	7,994,308
6,965	Skyworks Solutions, Inc.	757,374

	Total Semiconductors & Semiconductor Equipment	19,686,748

See accompanying notes to the financial statements.	58

GMO U.S. Opportunistic Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Software & Services — 3.1%
46,933	Cognizant Technology Solutions Corp. – Class A	3,360,872
57,524	International Business Machines Corp.	8,446,249
11,460	Oracle Corp.	1,379,669

	Total Software & Services	13,186,790

	Technology Hardware & Equipment — 5.2%
15,111	Arrow Electronics, Inc.*	2,016,261
22,596	Avnet, Inc.	1,146,747
176,402	Cisco Systems, Inc.	10,116,655
12,364	Crane NXT Co.	733,927
186,122	Hewlett Packard Enterprise Co.	3,162,213
145,602	HP, Inc.	4,325,835
3,816	NetApp, Inc.	292,687
5,666	Sensata Technologies Holding Plc	213,155
10,290	Xerox Holdings Corp.	163,508

	Total Technology Hardware & Equipment	22,170,988

	Telecommunication Services — 3.3%
330,428	AT&T, Inc.	4,887,030
264,818	Verizon Communications, Inc.	9,263,334

	Total Telecommunication Services	14,150,364

	Transportation — 0.1%
1,868	Matson, Inc.	164,160
5,762	Schneider National, Inc. – Class B	166,579

	Total Transportation	330,739

	TOTAL COMMON STOCKS (COST $411,325,889)	416,214,108

	MUTUAL FUNDS — 2.2%

	Affiliated Issuers — 2.2%
1,900,852	GMO U.S. Treasury Fund	9,504,260

	TOTAL MUTUAL FUNDS (COST $9,504,260)	9,504,260

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
317,511	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	317,511

	TOTAL SHORT-TERM INVESTMENTS (COST $317,511)	317,511

	TOTAL INVESTMENTS — 99.7% (Cost $421,147,660)	426,035,879
	Other Assets and Liabilities (net) — 0.3%	1,110,661

	TOTAL NET ASSETS — 100.0%	$427,146,540

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

59	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	99.1%
Mutual Funds	0.5
Short-Term Investments	0.4
Rights/Warrants	0.1
Other	(0.1)

100.0%

Industry Group Summary	% of Equity Investments#

Capital Goods	11.7%
Consumer Discretionary Distribution & Retail	11.0
Consumer Durables & Apparel	10.7
Technology Hardware & Equipment	9.2
Financial Services	8.7
Materials	8.2
Equity Real Estate Investment Trusts (REITs)	7.7
Commercial & Professional Services	5.1
Media & Entertainment	4.5
Banks	4.2
Energy	3.4
Insurance	2.7
Health Care Equipment & Services	2.7
Household & Personal Products	2.2
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Semiconductors & Semiconductor Equipment	1.9
Food, Beverage & Tobacco	1.4
Consumer Services	1.0
Automobiles & Components	0.7
Consumer Staples Distribution & Retail	0.4
Real Estate Management & Development	0.3
Telecommunication Services	0.3

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

60

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 99.1%

	Automobiles & Components — 0.7%
1,782	Dana, Inc.	28,708
2,699	Garrett Motion Inc*	20,944
3,488	Modine Manufacturing Co.*	165,994

	Total Automobiles & Components	215,646

	Banks — 4.2%
2,706	1st Source Corp.	120,931
7,025	Amalgamated Financial Corp.	125,888
1,327	Arrow Financial Corp.	23,368
12,749	Associated Banc-Corp.	220,940
500	BOK Financial Corp.	41,555
600	Capital City Bank Group, Inc.	18,306
900	Central Valley Community Bancorp	13,158
470	Civista Bancshares, Inc.	7,985
479	Comerica, Inc.	23,045
2,696	Community Trust Bancorp, Inc.	95,708
300	Enterprise Financial Services Corp.	11,613
1,004	Financial Institutions, Inc.	17,570
1,441	First Community Bankshares, Inc.	44,570
1,115	First Financial Bancorp	23,170
2,400	First Financial Corp.	88,128
400	Great Southern Bancorp, Inc.	20,188
8,589	Hanmi Financial Corp.	148,762
4,391	Independent Bank Corp.	83,824
3,400	Midland States Bancorp, Inc.	75,480
1,200	MidWestOne Financial Group, Inc.	25,632
613	Republic Bancorp, Inc. – Class A	27,242
2,089	Towne Bank	49,300

	Total Banks	1,306,363

	Capital Goods — 11.6%
8,528	Allison Transmission Holdings, Inc.	515,518
1,009	American Woodmark Corp.*	78,369
5,100	Apogee Enterprises, Inc.	257,346
350	Columbus McKinnon Corp.	13,184
2,256	Gates Industrial Corp. Plc*	27,704
807	Gibraltar Industries, Inc.*	60,549
5,097	Griffon Corp.	213,411
2,070	Hyster-Yale Materials Handling, Inc.	94,537
78	Insteel Industries, Inc.	2,711
6,527	JELD-WEN Holding, Inc.*	98,427
1,300	Manitowoc Co., Inc.*	21,996
1,468	Miller Industries, Inc.	58,720
4,281	Moog, Inc. – Class A	497,281
33,300	MRC Global, Inc.*	310,356
79	MYR Group, Inc.*	11,224
6,684	nVent Electric Plc	377,913
1,152	Park-Ohio Holdings Corp.	21,554
539	Preformed Line Products Co.	91,355
300	Rush Enterprises, Inc. – Class B	13,791
806	Tennant Co.	66,439

Shares	Description	Value ($)

	Capital Goods — continued
6,069	Terex Corp.	367,842
4,374	Timken Co. (The)	334,261
388	V2X, Inc.*	19,520
2,853	Wabash National Corp.	64,335

	Total Capital Goods	3,618,343

	Commercial & Professional Services — 5.1%
33,149	ACCO Brands Corp.	176,684
800	Barrett Business Services, Inc.	76,544
5,107	Brady Corp. – Class A	257,597
547	Cimpress Plc*	35,341
2,467	CSG Systems International, Inc.	133,983
10,995	Deluxe Corp.	222,319
4,971	Heidrick & Struggles International, Inc.	131,682
946	HNI Corp.	30,991
883	ICF International, Inc.	119,258
7,365	Kelly Services, Inc. – Class A	136,179
10,690	Resources Connection, Inc.	165,802
9,067	Steelcase, Inc. – Class A	82,238
1,726	Upwork, Inc.*	25,562

	Total Commercial & Professional Services	1,594,180

	Consumer Discretionary Distribution & Retail — 10.9%
12,500	Aaron’s Co., Inc. (The)	150,875
19,373	American Eagle Outfitters, Inc.	328,566
2,034	Caleres, Inc.	58,315
3,820	Cato Corp. (The) – Class A	29,605
9,942	Chico’s FAS, Inc.*	51,003
18,055	Container Store Group, Inc. (The)*	42,249
6,487	Genesco, Inc.*	222,374
3,235	Group 1 Automotive, Inc.	855,399
6,194	Haverty Furniture Cos., Inc.	193,872
5,910	Lands’ End, Inc.*	45,507
5,091	ODP Corp. (The)*	251,088
5,588	Sally Beauty Holdings, Inc.*	56,774
9,848	Shoe Carnival, Inc.	227,784
3,699	Signet Jewelers Ltd.	277,425
1,295	Sleep Number Corp.*	33,126
16,681	Urban Outfitters, Inc.*	553,976
494	Weyco Group, Inc.	12,622

	Total Consumer Discretionary Distribution & Retail	3,390,560

	Consumer Durables & Apparel — 10.6%
2,581	Acushnet Holdings Corp.	151,118
1,136	Bassett Furniture Industries, Inc.	17,324
10,689	Ethan Allen Interiors, Inc.	335,421
9,040	G-III Apparel Group Ltd.*	179,444
2,546	Hooker Furniture Corp.	54,815
1,622	Johnson Outdoors, Inc. – Class A	90,686
14,891	La-Z-Boy, Inc.	459,387
591	Malibu Boats, Inc. – Class A*	28,699

61	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Consumer Durables & Apparel — continued
3,200	MasterCraft Boat Holdings, Inc.*	69,632
7,335	Movado Group, Inc.	200,612
2,834	Oxford Industries, Inc.	286,206
5,645	PVH Corp.	471,922
9,800	Taylor Morrison Home Corp.*	464,520
11,892	TRI Pointe Homes, Inc.*	369,841
3,569	Universal Electronics, Inc.*	31,764
11,651	Vera Bradley, Inc.*	83,538
1,300	VOXX International Corp.*	11,232

	Total Consumer Durables & Apparel	3,306,161

	Consumer Services — 1.0%
686	Adtalem Global Education, Inc.*	30,081
17,549	Perdoceo Education Corp.	290,787

	Total Consumer Services	320,868

	Consumer Staples Distribution & Retail — 0.4%
4,515	SpartanNash Co.	98,246
1,140	Village Super Market, Inc. – Class A	25,707

	Total Consumer Staples Distribution & Retail	123,953

	Energy — 3.4%
893	California Resources Corp.	49,865
1,100	Dril-Quip, Inc.*	30,338
2,454	Evolution Petroleum Corp.	20,761
625	Gulfport Energy Corp.*	73,750
2,332	Murphy Oil Corp.	105,873
1,273	Oceaneering International, Inc.*	29,012
26,100	Oil States International, Inc.*	204,624
2,865	Overseas Shipholding Group, Inc. – Class A*	12,606
679	Valaris Ltd.*	51,142
22,197	World Kinect Corp.	486,114

	Total Energy	1,064,085

	Equity Real Estate Investment Trusts (REITs) — 7.7%
1,896	Alexander & Baldwin, Inc. (REIT)	34,147
45,558	Anywhere Real Estate, Inc.*	298,861
27,423	Apple Hospitality REIT, Inc.	411,894
4,632	Armada Hoffler Properties, Inc. (REIT)	52,759
1,928	Brixmor Property Group, Inc. (REIT)	42,377
3,414	Chatham Lodging Trust (REIT)	33,389
103,000	Diversified Healthcare Trust (REIT)	279,645
7,600	Hersha Hospitality Trust (REIT) – Class A	74,632
26,995	Industrial Logistics Properties Trust (REIT)	106,090
19,848	Park Hotels & Resorts, Inc. (REIT)	254,650
27,400	Piedmont Office Realty Trust, Inc. – Class A (REIT)	188,238
4,202	PotlatchDeltic Corp. (REIT)	198,587
277	Regency Centers Corp.	17,229
6,516	RPT Realty (REIT)	73,891

Shares	Description	Value ($)

	Equity Real Estate Investment Trusts (REITs) — continued
23,300	Service Properties Trust (REIT)	192,458
2,922	Summit Hotel Properties, Inc. (REIT)	16,977
9,158	Sunstone Hotel Investors, Inc. (REIT)	82,239
4,000	Whitestone REIT	40,000

	Total Equity Real Estate Investment Trusts (REITs)	2,398,063

	Financial Services — 8.6%
5,834	A-Mark Precious Metals, Inc.	199,056
8,971	Curo Group Holdings Corp.*	9,689
308	Diamond Hill Investment Group, Inc.	51,978
10,051	Donnelley Financial Solutions, Inc.*	495,213
9,509	Enova International, Inc.*	479,729
1,863	Federated Hermes, Inc.	64,758
1,008	Green Dot Corp. – Class A*	14,959
4,216	Janus Henderson Group Plc	115,813
5,411	LendingTree, Inc.*	102,322
4,146	MGIC Investment Corp.	72,886
2,539	Oppenheimer Holdings, Inc. – Class A	96,736
4,867	PROG Holdings, Inc.*	166,938
22,460	Radian Group, Inc.	608,217
1,900	Regional Management Corp.	52,212
3,178	Victory Capital Holdings, Inc. – Class A	109,387
2,367	Waterstone Financial, Inc.	29,374
914	Westwood Holdings Group, Inc.	9,323

	Total Financial Services	2,678,590

	Food, Beverage & Tobacco — 1.4%
2,444	Seneca Foods Corp. – Class A*	117,947
6,459	Universal Corp.	307,578

	Total Food, Beverage & Tobacco	425,525

	Health Care Equipment & Services — 2.7%
703	Eargo, Inc.*	1,940
4,900	HealthStream, Inc.	103,047
18,057	Patterson Cos., Inc.	542,432
923	Pediatrix Medical Group, Inc.*	13,042
4,067	Varex Imaging Corp.*	79,998
8,700	Zimvie, Inc.*	102,660

	Total Health Care Equipment & Services	843,119

	Household & Personal Products — 2.1%
39,963	Coty, Inc. – Class A*	461,972
5,347	Edgewell Personal Care Co.	206,181

	Total Household & Personal Products	668,153

	Insurance — 2.7%
17,797	CNO Financial Group, Inc.	416,450
2,080	GoHealth, Inc. – Class A*	33,051
4,600	Selectquote, Inc.*	5,612
8,054	Stewart Information Services Corp.	373,061

See accompanying notes to the financial statements.	62

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued
1,400	Universal Insurance Holdings, Inc.	17,724

	Total Insurance	845,898

	Materials — 8.1%
3,763	AdvanSix, Inc.	124,480
2,712	Carpenter Technology Corp.	169,853
1,540	Commercial Metals Co.	86,687
3,519	Koppers Holdings, Inc.	134,742
5,264	Mativ Holdings, Inc.	86,330
1,120	NewMarket Corp.	525,997
17,215	O-I Glass, Inc.*	341,890
675	Olympic Steel, Inc.	36,126
807	Pactiv Evergreen, Inc.	6,633
9,300	Ryerson Holding Corp.	289,602
2,356	Schnitzer Steel Industries, Inc. – Class A	78,219
796	Stepan Co.	69,467
3,493	Sylvamo Corp.	145,903
11,208	Warrior Met Coal, Inc.	443,388

	Total Materials	2,539,317

	Media & Entertainment — 4.4%
15,552	AMC Networks, Inc. – Class A*	181,025
1,016	Cars.com, Inc.*	18,989
700	Lee Enterprises, Inc.*	8,365
7,900	Scholastic Corp.	343,255
6,054	Shutterstock, Inc.	254,934
1,568	Thryv Holdings, Inc.*	31,971
26,169	Vimeo, Inc.*	104,153
10,400	Yelp, Inc.*	445,640

	Total Media & Entertainment	1,388,332

	Pharmaceuticals, Biotechnology & Life Sciences —1.9%
2,291	Perrigo Co. Plc	80,185
700	Phibro Animal Health Corp. – Class A	9,765
8,523	Prestige Consumer Healthcare, Inc.*	497,147

	Total Pharmaceuticals, Biotechnology & Life Sciences	587,097

	Real Estate Management & Development — 0.3%
12,743	Douglas Elliman, Inc.	31,985
496	Forestar Group, Inc.*	14,141
1,702	Marcus & Millichap, Inc.	56,677
11	RMR Group, Inc. (The) – Class A	278

	Total Real Estate Management & Development	103,081

	Semiconductors & Semiconductor Equipment — 1.9%
12,151	Amkor Technology, Inc.	339,742
4,600	Kulicke & Soffa Industries, Inc.	237,958

	Total Semiconductors & Semiconductor Equipment	577,700

Shares	Description	Value ($)

	Technology Hardware & Equipment — 9.1%
12,313	Avnet, Inc.	624,885
1,894	Bel Fuse, Inc. – Class B	99,056
4,175	Belden, Inc.	392,032
8,619	Benchmark Electronics, Inc.	221,853
5,355	Daktronics, Inc.*	44,768
226	ePlus, Inc.*	15,002
2,978	Kimball Electronics, Inc.*	89,906
7,382	Sanmina Corp.*	411,177
2,953	ScanSource, Inc.*	96,799
14,104	Vishay Intertechnology, Inc.	387,014
2,532	Vontier Corp.	79,530
23,922	Xerox Holdings Corp.	380,121

	Total Technology Hardware & Equipment	2,842,143

	Telecommunication Services — 0.3%
5,621	Spok Holdings, Inc.	80,043

	TOTAL COMMON STOCKS (COST $30,500,736)	30,917,220

	MUTUAL FUNDS — 0.5%

	Affiliated Issuers — 0.5%
30,765	GMO U.S. Treasury Fund	153,827

	TOTAL MUTUAL FUNDS (COST $153,827)	153,827

	RIGHTS/WARRANTS — 0.1%

	Pharmaceuticals, Biotechnology & Life Sciences —0.1%
72,700	Achillion Pharmaceuticals, Inc. CVR* (a)	36,350

	TOTAL RIGHTS/WARRANTS (COST $33,442)	36,350

	SHORT-TERM INVESTMENTS — 0.4%

	Money Market Funds — 0.4%
125,949	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (b)	125,949

	TOTAL SHORT-TERM INVESTMENTS (COST $125,949)	125,949

	TOTAL INVESTMENTS — 100.1% (Cost $30,813,954)	31,233,346
	Other Assets and Liabilities (net) — (0.1)%	(28,170)

	TOTAL NET ASSETS — 100.0%	$31,205,176

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Investment valued using significant unobservable inputs (Note 2).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2023.

63	See accompanying notes to the financial statements.

GMO U.S. Small Cap Value Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 65.

See accompanying notes to the financial statements.	64

GMO Trust Funds

August 31, 2023 (Unaudited)

Portfolio Abbreviations:

ADR - American Depositary Receipt

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

ETF - Exchange-Traded Fund

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

NVDR - Non-Voting Depositary Receipt

PJSC - Private Joint-Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at August 31, 2023, which are subject to change based on the terms of the security.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited)

				Emerging
		Emerging		Markets
		Markets		Select
	Climate	ex-China	Emerging	Equity	International
	Change Fund	Fund	Markets Fund	Fund	Equity Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$30,137,927	$6,175,637	$32,731,703	$514,068	$70,246,735
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	931,618,566	240,929,260	675,241,857	61,844,808	1,041,699,243
Foreign currency, at value (Note 2)(d)	153,948	611,750	4,211,473	16,427	935,429
Cash	6	22,303	1	3	32
Receivable for investments sold	—	6,004,139	24,747,124	73,189	2,165
Receivable for Fund shares sold	398,154	—	—	—	50,601
Dividends and interest receivable	532,941	1,582,107	4,517,181	53,186	3,722,904
Dividend withholding tax receivable	28,102	18,391	29,838	33,164	1,332,745
Foreign capital gains tax refund receivable (Note 2)	—	82,091	3,680,111	5,183,286	—
EU tax reclaims receivable (Note 2)	—	—	—	—	400,638
Due from broker (Note 2)	—	—	139,970	76,025	4,372
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	26,634	40,330	62,221	31,885	30,810

Total assets	962,896,278	255,466,008	745,361,479	67,826,041	1,118,425,674

Liabilities:
Payable for cash collateral from securities loaned (Note 2)	26,894,588	—	—	—	—
Payable for investments purchased	27,489	7,930,104	34,033,238	1,300	—
Payable for Fund shares repurchased	177,004	975,000	1,424,844	—	3,073,468
Accrued foreign capital gains tax payable (Note 2)	—	496,107	1,145,875	384,323	—
Payable for IRS closing agreement fees (Note 2)	—	—	—	—	54,736,742
Payable to affiliate for (Note 5):
Management fee	491,989	116,020	391,746	31,090	448,885
Shareholder service fee	122,998	14,063	63,033	8,816	98,713
Payable for variation margin on open futures contracts (Note 4)	—	—	413,305	28,820	53,025
Payable to Trustees and related expenses	1,942	1,016	8,854	2,008	8,172
Miscellaneous payable	—	—	793,610	—	—
Accrued expenses	257,650	273,274	516,340	163,906	258,887

Total liabilities	27,973,660	9,805,584	38,790,845	620,263	58,677,892

Net assets	$934,922,618	$245,660,424	$706,570,634	$67,205,778	$1,059,747,782

(a) Cost of investments – affiliated issuers:	$30,102,832	$6,175,637	$38,074,540	$514,068	$70,214,942
(b) Cost of investments – unaffiliated issuers:	$1,012,980,062	$323,769,277	$1,164,030,365	$76,957,023	$1,046,228,542
(c) Includes securities on loan at value (Note 2):	$32,557,850	$—	$14,622,460	$—	$—
(d) Cost of foreign currency:	$156,591	$614,954	$4,231,114	$16,562	$933,696

See accompanying notes to the financial statements.	66

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

				Emerging
		Emerging		Markets
		Markets		Select
	Climate	ex-China	Emerging	Equity	International
	Change Fund	Fund	Markets Fund	Fund	Equity Fund
Net assets consist of:
Paid-in capital	$1,044,989,253	$352,368,149	$2,564,646,778	$243,038,608	$2,004,162,703
Distributable earnings (accumulated loss)	(110,066,635)	(106,707,725)	(1,858,076,144)	(175,832,830)	(944,414,921)

	$934,922,618	$245,660,424	$706,570,634	$67,205,778	$1,059,747,782

Net assets attributable to:
Class II	$—	$—	$131,911,808	$35,087,572	$—

Class III	$352,384,301	$29,910,677	$74,215	$—	$345,616,315

Class IV	$—	$—	$—	$—	$711,124,772

Class V	$—	$—	$—	$25,384,686	$—

Class VI	$—	$215,749,747	$494,584,510	$—	$—

Class R6	$189,709,113	$—	$11,172,024	$—	$—

Class I	$392,829,204	$—	$68,828,077	$6,733,520	$3,006,695

Shares outstanding:
Class II	—	—	5,927,280	1,895,271	—

Class III	13,426,697	2,132,910	3,284	—	15,212,025

Class IV	—	—	—	—	31,350,888

Class V	—	—	—	1,376,971	—

Class VI	—	15,368,453	22,427,500	—	—

Class R6	7,243,882	—	501,960	—	—

Class I	15,016,434	—	3,099,358	364,537	131,917

Net asset value per share:
Class II	$—	$—	$22.26	$18.51	$—

Class III	$26.25	$14.02	$22.60	$—	$22.72

Class IV	$—	$—	$—	$—	$22.68

Class V	$—	$—	$—	$18.44	$—

Class VI	$—	$14.04	$22.05	$—	$—

Class R6	$26.19	$—	$22.26	$—	$—

Class I	$26.16	$—	$22.21	$18.47	$22.79

67	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	International
	Opportunistic
	Value
	Fund
	(formerly
	Tax-Managed
	International		Quality
	Equities	Japan Value	Cyclicals	Quality	Resource
	Fund	Creation Fund	Fund	Fund	Transition Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$2,700,000	$—	$627,028	$128,519,053	$5,653,412
Investments in unaffiliated issuers, at value (Note 2)(b)	320,911,217	110,523,159	72,846,988	7,722,943,397	401,752,069
Foreign currency, at value (Note 2)(c)	168,328	—	25,030	1,538,416	98,049
Cash	1	—	—	40	1
Receivable for investments sold	373	266,356	334	—	—
Receivable for Fund shares sold	—	—	—	3,185,791	—
Dividends and interest receivable	779,929	200,161	105,188	8,176,229	2,507,479
Dividend withholding tax receivable	26,404	2,762	—	2,512,074	34,339
Foreign capital gains tax refund receivable (Note 2)	24	—	—	—	—
Receivable for variation margin on open futures contracts (Note 4)	1,167	—	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	30,240	14,346	16,417	32,241	27,511

Total assets	324,617,683	111,006,784	73,620,985	7,866,907,241	410,072,860

Liabilities:
Due to broker (Note 2)	36	—	—	—	—
Payable for investments purchased	—	938	—	—	25,364
Payable for Fund shares repurchased	800,000	1,075,000	125,000	18,141,537	—
Payable for IRS closing agreement fees (Note 2)	548,104	—	—	—	—
Payable to affiliate for (Note 5):
Management fee	136,909	46,202	20,616	2,176,744	285,162
Shareholder service fee	41,073	7,534	3,441	757,480	19,605
Payable to Trustees and related expenses	61	531	473	24,645	1,027
Accrued expenses	98,488	98,418	68,335	612,956	163,983

Total liabilities	1,624,671	1,228,623	217,865	21,713,362	495,141

Net assets	$322,993,012	$109,778,161	$73,403,120	$7,845,193,879	$409,577,719

(a) Cost of investments – affiliated issuers:	$2,700,000	$—	$626,573	$128,469,235	$5,653,412
(b) Cost of investments – unaffiliated issuers:	$316,354,261	$114,329,252	$57,753,123	$4,289,869,476	$468,384,023
(c) Cost of foreign currency:	$170,608	$—	$25,400	$1,544,370	$99,771

See accompanying notes to the financial statements.	68

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	International
	Opportunistic
	Value
	Fund
	(formerly
	Tax-Managed
	International		Quality
	Equities	Japan Value	Cyclicals	Quality	Resource
	Fund	Creation Fund	Fund	Fund	Transition Fund
Net assets consist of:
Paid-in capital	$316,295,087	$122,712,632	$57,219,846	$4,242,043,255	$485,395,275
Distributable earnings (accumulated loss)	6,697,925	(12,934,471)	16,183,274	3,603,150,624	(75,817,556)

	$322,993,012	$109,778,161	$73,403,120	$7,845,193,879	$409,577,719

Net assets attributable to:
Class III	$322,942,362	$26,623,698	$—	$2,807,770,553	$—

Class IV	$—	$—	$—	$762,866,122	$—

Class VI	$—	$79,424,162	$73,333,379	$2,522,832,781	$409,577,719

Class R6	$—	$—	$—	$919,948,583	$—

Class I	$50,650	$3,730,301	$69,741	$831,775,840	$—

Shares outstanding:
Class III	23,238,728	1,443,785	—	99,668,558	—

Class IV	—	—	—	26,991,834	—

Class VI	—	4,305,747	3,323,555	89,528,739	24,271,635

Class R6	—	—	—	32,701,234	—

Class I	3,645	202,572	3,163	29,612,142	—

Net asset value per share:
Class III	$13.90	$18.44	$—	$28.17	$—

Class IV	$—	$—	$—	$28.26	$—

Class VI	$—	$18.45	$22.06	$28.18	$16.87

Class R6	$—	$—	$—	$28.13	$—

Class I	$13.90	$18.41	$22.05	$28.09	$—

69	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

				U.S.
		Small Cap		Opportunistic	U.S. Small
	Resources	Quality	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$15,131,789	$1,447,496	$3,664,361	$9,504,260	$153,827
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	1,952,730,743	71,546,985	261,315,368	416,531,619	31,079,519
Foreign currency, at value (Note 2)(d)	1,014,299	—	—	—	—
Cash	6,682,849	—	1	—	—
Receivable for investments sold	—	3,527,790	—	—	—
Receivable for Fund shares sold	5,769,615	—	—	103,665	—
Dividends and interest receivable	14,550,675	59,516	496,073	1,336,472	43,749
Dividend withholding tax receivable	212,715	—	—	—	—
Foreign capital gains tax refund receivable (Note 2)	209,639	—	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	25,202	14,534	9,080	13,030	3,931

Total assets	1,996,327,526	76,596,321	265,484,883	427,489,046	31,281,026

Liabilities:
Due to custodian	—	—	—	2,822	—
Due to broker (Note 2)	—	—	46	—	—
Payable for investments purchased	11,492,863	3,542,257	—	—	—
Payable for Fund shares repurchased	254,070	640,000	605,000	82,898	—
Accrued foreign capital gains tax payable (Note 2)	1,259	—	—	—	—
Payable to affiliate for (Note 5):
Management fee	815,749	36,323	69,315	108,592	8,237
Shareholder service fee	220,529	4,244	16,665	28,721	1,461
Payable for variation margin on open futures contracts (Note 4)	—	—	6,831	—	—
Payable to Trustees and related expenses	9,550	405	2,039	109	1,948
Accrued expenses	715,133	110,813	92,156	119,364	64,204

Total liabilities	13,509,153	4,334,042	792,052	342,506	75,850

Net assets	$1,982,818,373	$72,262,279	$264,692,831	$427,146,540	$31,205,176

(a) Cost of investments – affiliated issuers:	$15,111,007	$1,447,054	$3,659,432	$9,504,260	$153,827
(b) Cost of investments – unaffiliated issuers:	$2,082,594,719	$55,690,257	$242,829,188	$411,643,400	$30,660,127
(c) Includes securities on loan at value (Note 2):	$129,198,140	$—	$—	$—	$—
(d) Cost of foreign currency:	$1,021,368	$—	$—	$—	$—

See accompanying notes to the financial statements.	70

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

				U.S.
		Small Cap		Opportunistic	U.S. Small
	Resources	Quality	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$2,110,390,571	$51,667,690	$239,803,891	$418,754,573	$35,708,618
Distributable earnings (accumulated loss)	(127,572,198)	20,594,589	24,888,940	8,391,967	(4,503,442)

	$1,982,818,373	$72,262,279	$264,692,831	$427,146,540	$31,205,176

Net assets attributable to:
Class III	$224,790,378	$10,991,049	$53,841,873	$9,888	$—

Class IV	$484,263,155	$—	$—	$138,545,346	$—

Class VI	$58,465,878	$61,247,092	$210,850,958	$222,418,383	$31,205,176

Class R6	$345,864,072	$—	$—	$394	$—

Class I	$869,434,890	$24,138	$—	$66,172,529	$—

Shares outstanding:
Class III	9,523,901	444,029	4,179,189	484	—

Class IV	20,591,614	—	—	6,778,574	—

Class VI	2,485,542	2,472,362	16,597,310	10,880,389	1,778,972

Class R6	14,671,268	—	—	19	—

Class I	36,854,152	975	—	3,239,990	—

Net asset value per share:
Class III	$23.60	$24.75	$12.88	$20.43	$—

Class IV	$23.52	$—	$—	$20.44	$—

Class VI	$23.52	$24.77	$12.70	$20.44	$17.54

Class R6	$23.57	$—	$—	$20.42	$—

Class I	$23.59	$24.75	$—	$20.42	$—

71	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2023 (Unaudited)

				Emerging
		Emerging		Markets
		Markets		Select
	Climate	ex-China	Emerging	Equity	International
	Change Fund	Fund	Markets Fund	Fund	Equity Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$8,513,396	$11,199,726	$36,424,372	$860,386	$31,907,704
Dividends from affiliated issuers (Note 10)	513,600	141,050	270,490	11,560	1,685,795
Interest	6,586	—	61,842	9,928	19,878
Securities lending income from affiliated issuers (net)	317,767	—	—	—	—
Securities lending income (net)	208,132	—	131,520	—	—
Other income (Note 2)	563	—	56,966	—	69,143
Less: IRS closing agreement fees (Note 2)	—	—	—	—	(1,658,816)

Total investment income	9,560,044	11,340,776	36,945,190	881,874	32,023,704

Expenses:
Management fee (Note 5)	2,914,040	706,155	2,585,761	210,998	2,910,258
Shareholder service fee – Class II (Note 5)	—	—	153,250	57,861	2,593 *
Shareholder service fee – Class III (Note 5)	269,628	22,575	56	—	266,470
Shareholder service fee – Class IV (Note 5)	—	—	—	—	361,585
Shareholder service fee – Class V (Note 5)	—	—	—	7,485	—
Shareholder service fee – Class VI (Note 5)	—	62,338	154,559	—	—
Shareholder service fee – Class R6 (Note 5)	145,006	—	12,346	—	—
Shareholder service fee – Class I (Note 5)	313,876	— **	91,267	7,166	3,224
Audit and tax fees	47,464	53,803	90,456	81,685	73,687
Custodian, fund accounting agent and transfer agent fees	323,624	221,391	515,983	104,278	189,368
Legal fees	11,592	2,405	14,990	1,547	17,565
Registration fees	29,104	4,894	32,721	10,967	21,298
Trustees’ fees and related expenses (Note 5)	25,276	7,449	27,089	2,067	37,212
Miscellaneous	21,730	22,699	30,534	11,256	22,280

Total expenses	4,101,340	1,103,709	3,709,012	495,310	3,905,540
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(127,082)	(216,468)	(313,902)	(212,387)	(220,040)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(12,683)	(1,186)	(29,885)	(57)	(18,034)
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	—	—	(4,452)	—	—

Net expenses	3,961,575	886,055	3,360,773	282,866	3,667,466

Net investment income (loss)	5,598,469	10,454,721	33,584,417	599,008	28,356,238

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(6,016,799)	(8,741,775)	(57,800,672)	(12,057,468)	21,364,067
Investments in affiliated issuers	53,943	12,533	132	240	124,761
Futures contracts	—	—	217,940	(81,665)	366,338
Foreign currency and foreign currency related transactions	(101,664)	(135,949)	(1,003,476)	(92,584)	(585,087)

Net realized gain (loss)	(6,064,520)	(8,865,191)	(58,586,076)	(12,231,477)	21,270,079

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(90,488,248)	15,193,493	49,966,327	15,966,765	26,133,159
Investments in affiliated issuers	23,029	—	371,773	—	11,532
Futures contracts	—	—	(47,710)	(99,871)	(36,020)
Foreign currency and foreign currency related transactions	29,918	82,285	273,190	5,220	543,514

Net change in unrealized appreciation (depreciation)	(90,435,301)	15,275,778	50,563,580	15,872,114	26,652,185

Net realized and unrealized gain (loss)	(96,499,821)	6,410,587	(8,022,496)	3,640,637	47,922,264

Net increase (decrease) in net assets resulting from operations	$(90,901,352)	$16,865,308	$25,561,921	$4,239,645	$76,278,502

(a) Withholding tax:	$525,962	$1,969,901	$4,572,483	$167,046	$3,036,996
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—	$(14,921)	$1,516,688	$958	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—	$494,853	$(439,926)	$—	$—

* Class II liquidated on August 28, 2023.
** Class I liquidated on August 28, 2023.

See accompanying notes to the financial statements.	72

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2023 (Unaudited) — (Continued)

	International
	Opportunistic
	Value
	Fund
	(formerly
	Tax-Managed
	International		Quality
	Equities	Japan Value	Cyclicals	Quality	Resource
	Fund	Creation Fund	Fund	Fund	Transition Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$2,736,348	$1,850,154	$724,792	$59,231,091	$9,121,207
Dividends from affiliated issuers (Note 10)	64,059	—	16,650	2,718,608	140,759
Interest	17,630	26	—	13,212	—
Other income (Note 2)	356	—	29	12,357	29
Less: IRS closing agreement fees (Note 2)	(39,637)	—	—	—	—

Total investment income	2,778,756	1,850,180	741,471	61,975,268	9,261,995

Expenses:
Management fee (Note 5)	373,569	274,941	119,260	12,324,355	1,756,006
Shareholder service fee – Class III (Note 5)	112,067	19,917	—	2,188,841	—
Shareholder service fee – Class IV (Note 5)	—	—	—	311,616	—
Shareholder service fee – Class VI (Note 5)	—	22,171	19,857	674,567	120,726
Shareholder service fee – Class R6 (Note 5)	—	—	—	647,622	—
Shareholder service fee – Class I (Note 5)	4 *	2,099	53	480,622	—
Audit and tax fees	54,069	40,223	32,474	44,036	41,251
Custodian, fund accounting agent and transfer agent fees	37,418	35,789	19,774	874,384	72,249
Legal fees	760	1,351	1,494	74,525	8,364
Registration fees	24,125	22,124	17,662	87,494	26,387
Trustees’ fees and related expenses (Note 5)	2,042	3,196	2,219	198,811	12,306
Miscellaneous	12,748	6,921	4,690	44,039	3,411

Total expenses	616,802	428,732	217,483	17,950,912	2,040,700
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(107,592)	(97,131)	(68,902)	(371,088)	(151,610)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(623)	—	(193)	(34,433)	(1,649)

Net expenses	508,587	331,601	148,388	17,545,391	1,887,441

Net investment income (loss)	2,270,169	1,518,579	593,083	44,429,877	7,374,554

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	3,999,872	(3,559,176)	1,371,026	193,339,272	(16,354,241)
Investments in affiliated issuers	3,699	—	710	157,550	7,861
Futures contracts	15,210	—	—	—	—
Foreign currency and foreign currency related transactions	(89,838)	(162,108)	916	84,722	(148)

Net realized gain (loss)	3,928,943	(3,721,284)	1,372,652	193,581,544	(16,346,528)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	813,876	13,007,162	2,096,479	1,016,849,878	(41,657,671)
Investments in affiliated issuers	(1,574)	—	455	(36,832)	—
Futures contracts	(2,645)	—	—	—	—
Foreign currency and foreign currency related transactions	4,233	73,155	4,533	364,451	(1,389)

Net change in unrealized appreciation (depreciation)	813,890	13,080,317	2,101,467	1,017,177,497	(41,659,060)

Net realized and unrealized gain (loss)	4,742,833	9,359,033	3,474,119	1,210,759,041	(58,005,588)

Net increase (decrease) in net assets resulting from operations	$7,013,002	$10,877,612	$4,067,202	$1,255,188,918	$(50,631,034)

(a) Withholding tax:	$351,867	$199,588	$36,697	$2,233,085	$593,233
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$7,623	$—	$—	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(5,274)	$—	$—	$—	$—

*	Period from August 14, 2023 (commencement of operations) through August 31, 2023.

73	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2023 (Unaudited) — (Continued)

				U.S.
		Small Cap		Opportunistic	U.S. Small
	Resources	Quality	U.S. Equity	Value	Cap Value
	Fund	Fund	Fund	Fund	Fund
Investment Income:
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	$58,019,385	$312,994	$2,418,246	$5,337,357	$349,417
Dividends from affiliated issuers (Note 10)	977,046	31,781	91,445	158,819	9,929
Interest	14,457	41	9,818	10,819	702
Securities lending income (net)	748,453	—	—	—	—
Other income	295	—	—	—	—

Total investment income	59,759,636	344,816	2,519,509	5,506,995	360,048

Expenses:
Management fee (Note 5)	4,523,985	203,484	396,866	535,267	46,112
Shareholder service fee – Class III (Note 5)	201,450	9,792	39,303	7	—
Shareholder service fee – Class IV (Note 5)	204,968	—	—	61,430	—
Shareholder service fee – Class VI (Note 5)	16,836	15,056	56,001	58,148	8,181
Shareholder service fee – Class R6 (Note 5)	238,186	—	—	— *	—
Shareholder service fee – Class I (Note 5)	564,191	17	—	8,262	—
Audit and tax fees	70,084	30,198	31,109	33,394	29,327
Custodian, fund accounting agent and transfer agent fees	810,792	26,947	31,728	44,461	12,224
Legal fees	24,091	2,845	4,350	6,171	1,634
Registration fees	45,954	15,504	10,100	12,602	1,075
Trustees’ fees and related expenses (Note 5)	52,718	2,092	7,667	8,678	1,971
Miscellaneous	31,157	2,627	7,042	4,471	3,216

Total expenses	6,784,412	308,562	584,166	772,891	103,740
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(112,838)	(78,121)	(66,599)	(69,473)	(32,133)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(12,312)	(302)	(993)	(2,049)	(103)

Net expenses	6,659,262	230,139	516,574	701,369	71,504

Net investment income (loss)	53,100,374	114,677	2,002,935	4,805,626	288,544

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(22,542,637)	4,754,997	5,171,188	2,339,800	220,511
Investments in affiliated issuers	16,540	3,317	1,400	9,094	911
Futures contracts	—	—	372,756	—	43,230
Foreign currency and foreign currency related transactions	(22,906)	—	—	—	—

Net realized gain (loss)	(22,549,003)	4,758,314	5,545,344	2,348,894	264,652

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	(80,668,669)	5,186,146	13,774,160	5,678,743	230,108
Investments in affiliated issuers	5,722	25	4,929	—	—
Futures contracts	—	—	9,968	—	(14,011)
Foreign currency and foreign currency related transactions	(5,884)	—	—	—	—

Net change in unrealized appreciation (depreciation)	(80,668,831)	5,186,171	13,789,057	5,678,743	216,097

Net realized and unrealized gain (loss)	(103,217,834)	9,944,485	19,334,401	8,027,637	480,749

Net increase (decrease) in net assets resulting from operations	$(50,117,460)	$10,059,162	$21,337,336	$12,833,263	$769,293

(a) Withholding tax:	$2,923,179	$—	$4,595	$—	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$225,817	$—	$—	$—	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$(239,117)	$—	$—	$—	$—

* Period from August 28, 2023 (commencement of operations) through August 31, 2023.

See accompanying notes to the financial statements.	74

GMO Trust Funds

Statements of Changes in Net Assets

	Climate Change Fund		Emerging Markets ex-China Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,598,469	$6,951,323	$10,454,721	$15,332,899
Net realized gain (loss)	(6,064,520)	(20,296,199)	(8,865,191)	(23,213,927)
Change in net unrealized appreciation (depreciation)	(90,435,301)	(4,911,109)	15,275,778	(38,670,448)

Net increase (decrease) in net assets from operations	(90,901,352)	(18,255,985)	16,865,308	(46,551,476)

Distributions to shareholders:
Class III	—	(6,826,624)	(406,904)	(759,928)
Class VI	—	—	(3,033,044)	(13,701,355)
Class R6	—	(3,035,164)	—	—
Class I	—	(8,159,916)	(5)*	(15)

Total distributions	—	(18,021,704)	(3,439,953)	(14,461,298)

Net share transactions (Note 9):
Class III	54,797,701	34,383,090	(135,774)	17,239,928
Class VI	—	—	(22,422,899)	1,469,698
Class R6	24,702,099	71,379,478	—	—
Class I	13,464,997	133,221,424	(385)*	15

Increase (decrease) in net assets resulting from net share transactions	92,964,797	238,983,992	(22,559,058)	18,709,641

Total increase (decrease) in net assets	2,063,445	202,706,303	(9,133,703)	(42,303,133)
Net assets:
Beginning of period	932,859,173	730,152,870	254,794,127	297,097,260

End of period	$934,922,618	$932,859,173	$245,660,424	$254,794,127

*	Class I liquidated on August 28, 2023.

75	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Emerging Markets Fund		Emerging Markets Select Equity Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$33,584,417	$66,903,959	$599,008	$6,150,206
Net realized gain (loss)	(58,586,076)	(201,332,540)	(12,231,477)	(91,569,762)
Change in net unrealized appreciation (depreciation)	50,563,580	(265,750,295)	15,872,114	(39,057,366)

Net increase (decrease) in net assets from operations	25,561,921	(400,178,876)	4,239,645	(124,476,922)

Distributions to shareholders:
Class II	(1,530,242)	(13,357,178)	(53,616)	(3,229,489)
Class III	(34)	(10,406,493)	—	—
Class V	—	—	(81,285)	(3,512,029)
Class VI	(6,141,469)	(59,450,292)	—	—
Class R6	(129,398)	(1,501,438)	—	—
Class I	(951,768)	(7,549,670)	(15,271)	(181,455)

Total distributions	(8,752,911)	(92,265,071)	(150,172)	(6,922,973)

Net share transactions (Note 9):
Class II	(22,589,522)	(47,692,845)	(81,768,883)	(85,145,643)
Class III	34	(200,996,603)	—	—
Class V	—	—	18,013,621	(414,461,166)
Class VI	(115,345,002)	(325,897,850)	—	—
Class R6	(66,991)	(18,867,256)	—	—
Class I	(20,043,696)	(1,027,086)	683,440	(3,325,970)

Increase (decrease) in net assets resulting from net share transactions	(158,045,177)	(594,481,640)	(63,071,822)	(502,932,779)

Total increase (decrease) in net assets	(141,236,167)	(1,086,925,587)	(58,982,349)	(634,332,674)
Net assets:
Beginning of period	847,806,801	1,934,732,388	126,188,127	760,520,801

End of period	$706,570,634	$847,806,801	$67,205,778	$126,188,127

See accompanying notes to the financial statements.	76

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Fund		International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023		Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)		February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$28,356,238	$67,950,597	$2,270,169		$1,425,241
Net realized gain (loss)	21,270,079	(97,451,037)	3,928,943		(2,811,095)
Change in net unrealized appreciation (depreciation)	26,652,185	(13,198,531)	813,890		(650,535)

Net increase (decrease) in net assets from operations	76,278,502	(42,698,971)	7,013,002		(2,036,389)

Distributions to shareholders:
Class II	(4,872)*	(187,750)	—		—
Class III	(6,327,293)	(13,506,456)	(481,218)		(2,115,226)
Class IV	(13,321,569)	(51,620,967)	—		—
Class I	(51,532)	(105,835)	—	**	—

Total distributions	(19,705,266)	(65,421,008)	(481,218)		(2,115,226)

Net share transactions (Note 9):
Class II	(4,847,751)*	(636,611)	—		—
Class III	(38,484,940)	29,494,140	285,724,297		3,056,537
Class IV	(249,100,829)	(526,895,189)	—		—
Class I	64,516	(49,180)	50,735	**	—

Increase (decrease) in net assets resulting from net share transactions	(292,369,004)	(498,086,840)	285,775,032		3,056,537

Total increase (decrease) in net assets	(235,795,768)	(606,206,819)	292,306,816		(1,095,078)
Net assets:
Beginning of period	1,295,543,550	1,901,750,369	30,686,196		31,781,274

End of period	$1,059,747,782	$1,295,543,550	$322,993,012		$30,686,196

*	Class II liquidated on August 28, 2023.
**	Period from August 14, 2023 (commencement of operations) through August 31, 2023.

77	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Japan Value Creation Fund		Quality Cyclicals Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,518,579	$3,174,050	$593,083	$2,068,981
Net realized gain (loss)	(3,721,284)	(5,530,808)	1,372,652	10,476,743
Change in net unrealized appreciation (depreciation)	13,080,317	(11,654,366)	2,101,467	(17,682,823)

Net increase (decrease) in net assets from operations	10,877,612	(14,011,124)	4,067,202	(5,137,099)

Distributions to shareholders:
Class III	(312,295)	(1,377,552)	—	—
Class VI	(936,139)	(6,098,598)	(3,824,538)	(12,448,036)
Class I	(42,952)	(140,999)	(3,765)	(8,044)

Total distributions	(1,291,386)	(7,617,149)	(3,828,303)	(12,456,080)

Net share transactions (Note 9):
Class III	(502,705)	4,240,268	—	—
Class VI	(8,806,341)	(33,856,529)	3,490,162	(54,278,965)
Class I	1,995,207	(1,063,960)	—	—

Increase (decrease) in net assets resulting from net share transactions	(7,313,839)	(30,680,221)	3,490,162	(54,278,965)

Total increase (decrease) in net assets	2,272,387	(52,308,494)	3,729,061	(71,872,144)
Net assets:
Beginning of period	107,505,774	159,814,268	69,674,059	141,546,203

End of period	$109,778,161	$107,505,774	$73,403,120	$69,674,059

See accompanying notes to the financial statements.	78

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Quality Fund		Resource Transition Fund

				Period from
				February 15, 2023
				(commencement
				of operations)
	Six Months Ended		Six Months Ended	through
	August 31, 2023	Year Ended	August 31, 2023	February 28,
	(Unaudited)	February 28, 2023	(Unaudited)	2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$44,429,877	$84,852,243	$7,374,554	$231,914
Net realized gain (loss)	193,581,544	473,792,008	(16,346,528)	(48,994)
Change in net unrealized appreciation (depreciation)	1,017,177,497	(1,005,130,455)	(41,659,060)	(24,974,167)

Net increase (decrease) in net assets from operations	1,255,188,918	(446,486,204)	(50,631,034)	(24,791,247)

Distributions to shareholders:
Class III	(5,047,478)	(273,729,638)	—	—
Class IV	(1,123,416)	(87,058,631)	—	—
Class VI	(5,054,848)	(283,709,474)	(395,275)	—
Class R6	(1,573,465)	(61,977,061)	—	—
Class I	(1,152,471)	(52,650,146)	—	—

Total distributions	(13,951,678)	(759,124,950)	(395,275)	—

Net share transactions (Note 9):
Class III	(576,840,979)	320,666,228	—	—
Class IV	256,531,650	(353,772,936)	—	—
Class VI	(111,050,140)	(765,638,839)	395,275	485,000,000
Class R6	7,082,547	346,761,814	—	—
Class I	242,829,378	83,829,487	—	—

Increase (decrease) in net assets resulting from net share transactions	(181,447,544)	(368,154,246)	395,275	485,000,000

Total increase (decrease) in net assets	1,059,789,696	(1,573,765,400)	(50,631,034)	460,208,753
Net assets:
Beginning of period	6,785,404,183	8,359,169,583	460,208,753	—

End of period	$7,845,193,879	$6,785,404,183	$409,577,719	$460,208,753

79	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Resources Fund		Small Cap Quality Fund

				Period from
				September 20, 2022
				(commencement
				of operations)
	Six Months Ended		Six Months Ended	through
	August 31, 2023	Year Ended	August 31, 2023	February 28,
	(Unaudited)	February 28, 2023	(Unaudited)	2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$53,100,374	$94,755,628	$114,677	$106,100
Net realized gain (loss)	(22,549,003)	203,861,292	4,758,314	9,118,120
Change in net unrealized appreciation (depreciation)	(80,668,831)	(297,163,709)	5,186,171	10,670,999

Net increase (decrease) in net assets from operations	(50,117,460)	1,453,211	10,059,162	19,895,219

Distributions to shareholders:
Class III	(7,160,236)	(24,568,037)	(448,529)	(1,078,895)*
Class IV	(12,980,027)	(39,706,418)	—	—
Class VI	(1,657,703)	(78,893,459)	(1,759,969)	(6,070,048)
Class R6	(9,132,804)	(17,754,677)	—	—
Class I	(21,248,591)	(75,407,234)	(708)	(1,643)*

Total distributions	(52,179,361)	(236,329,825)	(2,209,206)	(7,150,586)

Net share transactions (Note 9):
Class III	(80,892,141)	110,861,393	(3,922,383)	14,292,658 *
Class IV	157,144,049	13,307,997	—	—
Class VI	(3,756,685)	(733,868,214)	3,356,063	37,919,001
Class R6	47,833,137	229,450,639	—	—
Class I	180,509,638	195,850,083	708	21,643 *

Increase (decrease) in net assets resulting from net share transactions	300,837,998	(184,398,102)	(565,612)	52,233,302

Total increase (decrease) in net assets	198,541,177	(419,274,716)	7,284,344	64,977,935
Net assets:
Beginning of period	1,784,277,196	2,203,551,912	64,977,935	—

End of period	$1,982,818,373	$1,784,277,196	$72,262,279	$64,977,935

*	Period from November 15, 2022 (commencement of operations) through February 28, 2023.

See accompanying notes to the financial statements.	80

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Equity Fund		U.S. Opportunistic Value Fund

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023	Six Months Ended August 31, 2023 (Unaudited)	Period from December 13, 2022 (commencement of operations) through February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,002,935	$5,597,458	$4,805,626	$1,629,733
Net realized gain (loss)	5,545,344	13,965,336	2,348,894	1,892,866
Change in net unrealized appreciation (depreciation)	13,789,057	(28,175,702)	5,678,743	(790,524)

Net increase (decrease) in net assets from operations	21,337,336	(8,612,908)	12,833,263	2,732,075

Distributions to shareholders:
Class III	(2,971,849)	(5,157,645)	(192)	—
Class IV	—	—	(2,654,395)	—
Class VI	(11,771,124)	(23,167,342)	(4,058,390)	(300,214)
Class R6	—	—	— *	—
Class I	—	—	(160,180)	—

Total distributions	(14,742,973)	(28,324,987)	(6,873,157)	(300,214)

Net share transactions (Note 9):
Class III	2,357,049	(24,293,425)	192	10,000	**
Class IV	—	—	71,154,395	65,500,000	**
Class VI	10,781,034	(159,286,298)	4,423,406	210,519,854
Class R6	—	—	390 *	—
Class I	—	—	67,141,336	5,000	**

Increase (decrease) in net assets resulting from net share transactions	13,138,083	(183,579,723)	142,719,719	276,034,854

Total increase (decrease) in net assets	19,732,446	(220,517,618)	148,679,825	278,466,715
Net assets:
Beginning of period	244,960,385	465,478,003	278,466,715	—

End of period	$264,692,831	$244,960,385	$427,146,540	$278,466,715

*	Period from August 28, 2023 (commencement of operations) through August 31, 2023.
**	Period from February 15, 2023 (commencement of operations) through February 28, 2023.

81	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	U.S. Small Cap Value Fund

	Six Months Ended August 31, 2023 (Unaudited)	Year Ended February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$288,544	$2,624,580
Net realized gain (loss)	264,652	(4,678,017)
Change in net unrealized appreciation (depreciation)	216,097	(23,582,842)

Net increase (decrease) in net assets from operations	769,293	(25,636,279)

Distributions to shareholders:
Class VI	(100,044)	(18,256,190)

Total distributions	(100,044)	(18,256,190)

Net share transactions (Note 9):
Class VI	1,108,412	(180,490,250)

Increase (decrease) in net assets resulting from net share transactions	1,108,412	(180,490,250)

Total increase (decrease) in net assets	1,777,661	(224,382,719)
Net assets:
Beginning of period	29,427,515	253,810,234

End of period	$31,205,176	$29,427,515

See accompanying notes to the financial statements.	82

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND

	Class III Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$28.91		$30.23	$34.39		$22.36		$22.04		$23.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.25	0.28		0.35		0.41		0.36
Net realized and unrealized gain (loss)	(2.83)		(0.93)	0.72		13.43		0.87		(1.61)

Total from investment operations	(2.66)		(0.68)	1.00		13.78		1.28		(1.25)

Less distributions to shareholders:
From net investment income	—		(0.16)	(0.57)		(0.30)		(0.45)		(0.26)
From net realized gains	—		(0.48)	(4.59)		(1.45)		(0.51)		(0.26)

Total distributions	—		(0.64)	(5.16)		(1.75)		(0.96)		(0.52)

Net asset value, end of period	$26.25		$28.91	$30.23		$34.39		$22.36		$22.04

Total Return(b)	(9.20	)%**	(1.92)%	2.91%		63.84%		5.66%		(5.22)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$352,384		$330,218	$306,996		$178,223		$121,062		$113,000
Net expenses to average daily net assets(c)	0.77	%*	0.77%	0.77%		0.77%		0.77%		0.75%
Net investment income (loss) to average daily net assets(a)	1.18	%*	0.90%	0.84%		1.39%		1.84%		1.61%
Portfolio turnover rate(d)	24	%**	57%	63%		84%		62%		29%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e) *	0.05%	0.04	%(e)	0.13	%(e)	0.16	%(e)	0.26%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	52%	124%	140%	145%	173%	121%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

83	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class R6 Shares

	Six Months Ended August 31,		Year Ended					Period from January 16, 2020 (commencement of operations) through
	2023		February 28,					February 29,
	(Unaudited)		2023	2022		2021		2020
Net asset value, beginning of period	$28.85		$30.17	$34.33		$22.36		$24.55

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.25	0.28		0.31		0.01
Net realized and unrealized gain (loss)	(2.83)		(0.92)	0.72		13.43		(2.20)

Total from investment operations	(2.66)		(0.67)	1.00		13.74		(2.19)

Less distributions to shareholders:
From net investment income	—		(0.17)	(0.57)		(0.32)		—
From net realized gains	—		(0.48)	(4.59)		(1.45)		—

Total distributions	—		(0.65)	(5.16)		(1.77)		—

Net asset value, end of period	$26.19		$28.85	$30.17		$34.33		$22.36

Total Return(b)	(9.22	)%**	(1.90)%	2.90%		63.71%		(8.92	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$189,709		$183,089	$115,014		$74,961		$1,129
Net expenses to average daily net assets(c)	0.77	%*	0.77%	0.77%		0.77%		0.77	%*
Net investment income (loss) to average daily net assets(a)	1.23	%*	0.90%	0.84%		1.04%		0.40	%*
Portfolio turnover rate(d)	24	%**	57%	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e) *	0.05%	0.04	%(e)	0.11	%(e)	0.23	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	52%	124%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	84

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CLIMATE CHANGE FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2023		Year Ended February 28,					Period from February 25, 2020 (commencement of operations) through February 29,
	(Unaudited)		2023	2022		2021		2020
Net asset value, beginning of period	$28.83		$30.16	$34.33		$22.36		$23.37

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.22	0.24		0.21		0.01
Net realized and unrealized gain (loss)	(2.82)		(0.93)	0.73		13.53		(1.02)

Total from investment operations	(2.67)		(0.71)	0.97		13.74		(1.01)

Less distributions to shareholders:
From net investment income	—		(0.14)	(0.55)		(0.32)		—
From net realized gains	—		(0.48)	(4.59)		(1.45)		—

Total distributions	—		(0.62)	(5.14)		(1.77)		—

Net asset value, end of period	$26.16		$28.83	$30.16		$34.33		$22.36

Total Return(b)	(9.26	)%**	(2.03)%	2.81%		63.67%		(4.32	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$392,829		$419,552	$308,143		$98,697		$962
Net expenses to average daily net assets(c)	0.87	%*	0.87%	0.87%		0.87%		0.87	%*
Net investment income (loss) to average daily net assets(a)	1.09	%*	0.79%	0.72%		0.66%		1.93	%*
Portfolio turnover rate(d)	24	%**	57%	63%		84%		62	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e) *	0.05%	0.04	%(e)	0.11	%(e)	0.43	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	52%	124%	140%	145%	173%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

85	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND

	Class III Shares

				Period from
				November 17, 2021
	Six Months			(commencement
	Ended			of operations)
	August 31,		Year Ended	through
	2023		February 28,	February 28,
	(Unaudited)		2023	2022

Net asset value, beginning of period	$13.33		$16.65	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.57		0.72	0.15

Net realized and unrealized gain (loss)	0.31		(3.42)		(3.37)

Total from investment operations	0.88		(2.70)		(3.22)

Less distributions to shareholders:

From net investment income	(0.19)		(0.56)		(0.13)

From net realized gains	—		(0.06)	—

Total distributions	(0.19)		(0.62)		(0.13)

Net asset value, end of period	$14.02		$13.33	$16.65

Total Return(b)	6.58	%**	(16.04)%	(16.20	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$29,911		$28,548	$14,810

Net expenses to average daily net assets(c)	0.80	%*	0.80%	0.80	%*

Net investment income (loss) to average daily net assets(a)	8.12	%*	5.26%	2.52	%*

Portfolio turnover rate(d)	43	%**	126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%(e) *	0.08%	0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 28,	February 28,
	2023	2023	2022
Portfolio turnover rate including transactions in USTF	66%	140%	43%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	86

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS EX-CHINA FUND (continued)

	Class VI Shares

				Period from
				October 18, 2021
	Six Months			(commencement
	Ended			of operations)
	August 31,		Year Ended	through
	2023		February 28,	February 28,
	(Unaudited)		2023	2022

Net asset value, beginning of period	$13.34		$16.66	$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.57		0.74	0.17

Net realized and unrealized gain (loss)	0.32		(3.43)	(3.38)

Total from investment operations	0.89		(2.69)	(3.21)

Less distributions to shareholders:

From net investment income	(0.19)		(0.57)	(0.13)

From net realized gains	—		(0.06)	—

Total distributions	(0.19)		(0.63)	(0.13)

Net asset value, end of period	$14.04		$13.34	$16.66

Total Return(b)	6.69	%**	(15.97)%	(16.15	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$215,750		$226,245	$282,287

Net expenses to average daily net assets(c)	0.67	%*	0.67%	0.67	%*

Net investment income (loss) to average daily net assets(a)	8.15	%*	5.39%	2.36	%*

Portfolio turnover rate(d)	43	%**	126%	43	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.17	%(e) *	0.12%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31,	February 28,	February 28,
	2023	2023	2022
Portfolio turnover rate including transactions in USTF	66%	140%	43%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

87	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND

	Class II Shares

	Six Months
	Ended
	August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023		2022	2021		2020		2019

Net asset value, beginning of period	$21.87		$29.81		$36.70	$30.75		$32.23		$36.42

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.94		1.04		1.21	0.86		1.13		1.01

Net realized and unrealized gain (loss)	(0.29)		(7.23)		(6.58)	6.36		(1.02)		(4.22)

Total from investment operations	0.65		(6.19)		(5.37)	7.22		0.11		(3.21)

Less distributions to shareholders:

From net investment income	(0.26)		(1.75)		(1.52)	(1.27)		(1.59)		(0.98)

Total distributions	(0.26)		(1.75)		(1.52)	(1.27)		(1.59)		(0.98)

Net asset value, end of period	$22.26		$21.87		$29.81	$36.70		$30.75		$32.23

Total Return(b)	2.96	%**	(20.78)%		(15.13)%	23.89%		(0.11)%		(8.57)%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$131,912		$151,666		$262,449	$291,833		$397,798		$451,720

Net expenses to average daily net assets(c)	0.97	%*	0.95%		0.92%	0.93%		0.93%		0.93%

Net investment income (loss) to average daily net assets(a)	8.32	%*	4.32%		3.34%	2.73%		3.44%		3.09%

Portfolio turnover rate	57	%(d) **	128	%(d)	102%	102%		100	%(d)	98	%(d)

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e) *	0.05%		0.03%	0.07	%(e)	0.13	%(e)	0.13%

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—	$—		$0.02		$0.08

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	71%	138%	N/A	N/A	123%	128%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	88

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class III Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023		2022	2021		2020		2019
Net asset value, beginning of period	$21.96		$29.91		$36.81	$30.84		$32.32		$36.51

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.98		1.22		1.27	0.76		1.21		1.01
Net realized and unrealized gain (loss)	(0.33)		(7.42)		(6.64)	6.51		(1.09)		(4.21)

Total from investment operations	0.65		(6.20)		(5.37)	7.27		0.12		(3.20)

Less distributions to shareholders:
From net investment income	(0.01)		(1.75)		(1.53)	(1.30)		(1.60)		(0.99)

Total distributions	(0.01)		(1.75)		(1.53)	(1.30)		(1.60)		(0.99)

Net asset value, end of period	$22.60		$21.96		$29.91	$36.81		$30.84		$32.32

Total Return(b)	2.96	%**	(20.73)%		(15.08)%	23.99%		(0.08)%		(8.51)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$74		$72		$267,177	$501,907		$333,779		$277,824
Net expenses to average daily net assets(c)	0.91	%*	0.90%		0.87%	0.88%		0.88%		0.88%
Net investment income (loss) to average daily net assets(a)	8.64	%*	5.01%		3.47%	2.36%		3.68%		3.08%
Portfolio turnover rate	57	%(d) **	128	%(d)	102%	102%		100	%(d)	98	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(e) *	0.02%		0.01%	0.04	%(e)	0.11	%(e)	0.11%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—	$—		$0.02		$0.08

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	71%	138%	N/A	N/A	123%	128%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

89	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class VI Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023		2022	2021		2020		2019
Net asset value, beginning of period	$21.67		$29.56		$36.41	$30.52		$32.00		$36.16

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.94		1.14		1.33	0.87		1.23		1.06
Net realized and unrealized gain (loss)	(0.28)		(7.24)		(6.59)	6.36		(1.07)		(4.19)

Total from investment operations	0.66		(6.10)		(5.26)	7.23		0.16		(3.13)

Less distributions to shareholders:
From net investment income	(0.28)		(1.79)		(1.59)	(1.34)		(1.64)		(1.03)

Total distributions	(0.28)		(1.79)		(1.59)	(1.34)		(1.64)		(1.03)

Net asset value, end of period	$22.05		$21.67		$29.56	$36.41		$30.52		$32.00

Total Return(b)	3.02	%**	(20.62)%		(14.98)%	24.11%		0.05%		(8.39)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$494,585		$598,337		$1,244,914	$1,787,607		$2,182,893		$2,685,798
Net expenses to average daily net assets(c)	0.79	%*	0.77%		0.74%	0.75%		0.75%		0.75%
Net investment income (loss) to average daily net assets(a)	8.46	%*	4.77%		3.69%	2.75%		3.76%		3.25%
Portfolio turnover rate	57	%(d) **	128	%(d)	102%	102%		100	%(d)	98	%(d)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%(e) *	0.06%		0.05%	0.08	%(e)	0.15	%(e)	0.14%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—	$—		$0.02		$0.08

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	71%	138%	N/A	N/A	123%	128%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	90

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2023		Year Ended February 28,			Period from March 31, 2020 (commencement of operations) through February 28,
	(Unaudited)		2023		2022	2021
Net asset value, beginning of period	$21.88		$29.78		$36.67	$26.05

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.97		1.14		1.15	0.72
Net realized and unrealized gain (loss)	(0.32)		(7.32)		(6.51)	11.20

Total from investment operations	0.65		(6.18)		(5.36)	11.92

Less distributions to shareholders:
From net investment income	(0.27)		(1.72)		(1.53)	(1.30)

Total distributions	(0.27)		(1.72)		(1.53)	(1.30)

Net asset value, end of period	$22.26		$21.88		$29.78	$36.67

Total Return(b)	2.94	%**	(20.76)%		(15.13)%	46.24	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$11,172		$11,042		$40,197	$43,664
Net expenses to average daily net assets(c)	0.96	%*	0.95%		0.93%	0.93	%*
Net investment income (loss) to average daily net assets(a)	8.59	%*	4.74%		3.18%	2.39	%*
Portfolio turnover rate	57	%(d) **	128	%(d)	102%	102	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e) *	0.04%		0.03%	0.05	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	71%	138%	N/A	N/A

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

91	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2023		Year Ended February 28,					Period from January 14, 2020 (commencement of operations) through February 29,
	(Unaudited)		2023		2022	2021		2020

Net asset value, beginning of period	$21.83		$29.75		$36.66	$30.75		$35.29

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.96		1.06		1.13	0.52		0.00	(b)
Net realized and unrealized gain (loss)	(0.32)		(7.24)		(6.52)	6.68		(4.54)

Total from investment operations	0.64		(6.18)		(5.39)	7.20		(4.54)

Less distributions to shareholders:
From net investment income	(0.26)		(1.74)		(1.52)	(1.29)		—

Total distributions	(0.26)		(1.74)		(1.52)	(1.29)		—

Net asset value, end of period	$22.21		$21.83		$29.75	$36.66		$30.75

Total Return(c)	2.92	%**	(20.80)%		(15.20)%	23.83%		(12.86	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$68,828		$86,689		$119,995	$79,824		$16,158
Net expenses to average daily net assets(d)	1.02	%*	1.00%		0.98%	0.98%		0.94	%*
Net investment income (loss) to average daily net assets(a)	8.50	%*	4.42%		3.14%	1.55%		(0.05	)%*
Portfolio turnover rate	57	%(e) **	128	%(e)	102%	102%		100	%(e) **
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%(f) *	0.12%		0.10%	0.10	%(f)	0.19	%(f) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	71%	138%	N/A	N/A	123%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	92

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS SELECT EQUITY FUND

	Class II Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$17.95		$21.96	$27.68		$21.14		$21.61		$28.86

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.22	0.15		0.17		0.40		0.24
Net realized and unrealized gain (loss)	0.46		(3.74)	(3.95)		6.53		0.18		(4.58)

Total from investment operations	0.59		(3.52)	(3.80)		6.70		0.58		(4.34)

Less distributions to shareholders:
From net investment income	(0.03)		(0.49)	(0.06)		(0.16)		(1.05)		(0.17)
From net realized gains	—		—	(1.86)		—		—		(2.74)

Total distributions	(0.03)		(0.49)	(1.92)		(0.16)		(1.05)		(2.91)

Net asset value, end of period	$18.51		$17.95	$21.96		$27.68		$21.14		$21.61

Total Return(b)	3.26	%**	(15.97)%	(14.13)%		31.76%		2.39%		(15.48)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$35,088		$113,488	$238,702		$309,966		$292,418		$467,336
Net expenses to average daily net assets(c)	0.76	%*	1.00%	1.06%		1.03%		1.03%		1.04%
Net investment income (loss) to average daily net assets(a)	1.39	%*	1.18%	0.56%		0.73%		1.81%		1.00%
Portfolio turnover rate(d)	50	%**	131%	190%		216%		186%		238%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.54	%(e) *	0.13%	0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$—		$0.05		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	57%	143%	215%	236%	235%	254%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

93	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS SELECT EQUITY FUND (continued)

	Class V Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$17.89		$21.97	$27.66		$21.12		$21.60		$28.85

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.20		0.45	0.18		0.20		0.43		0.28
Net realized and unrealized gain (loss)	0.41		(3.96)	(3.93)		6.53		0.17		(4.60)

Total from investment operations	0.61		(3.51)	(3.75)		6.73		0.60		(4.32)

Less distributions to shareholders:
From net investment income	(0.06)		(0.57)	(0.08)		(0.19)		(1.08)		(0.19)
From net realized gains	—		—	(1.86)		—		—		(2.74)

Total distributions	(0.06)		(0.57)	(1.94)		(0.19)		(1.08)		(2.93)

Net asset value, end of period	$18.44		$17.89	$21.97		$27.66		$21.12		$21.60

Total Return(b)	3.40	%**	(15.90)%	(13.98)%		31.95%		2.50%		(15.37)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$25,385		$6,830	$510,307		$697,864		$565,384		$755,613
Net expenses to average daily net assets(c)	0.64	%*	0.94%	0.92%		0.90%		0.89%		0.90%
Net investment income (loss) to average daily net assets(a)	2.10	%*	2.25%	0.70%		0.87%		1.94%		1.19%
Portfolio turnover rate(d)	50	%**	131%	190%		216%		186%		238%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.58	%(e) *	0.07%	0.02	%(e)	0.02	%(e)	0.02	%(e)	0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$—		$0.04		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	57%	143%	215%	236%	235%	254%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	94

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING MARKETS SELECT EQUITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2023		Year Ended February 28,			Period from January 22, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022		2021

Net asset value, beginning of period	$17.93		$21.95	$27.67		$28.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.13		0.22	0.15		0.02
Net realized and unrealized gain (loss)	0.45		(3.75)	(3.94)		(1.23)

Total from investment operations	0.58		(3.53)	(3.79)		(1.21)

Less distributions to shareholders:
From net investment income	(0.04)		(0.49)	(0.07)		—
From net realized gains	—		—	(1.86)		—

Total distributions	(0.04)		(0.49)	(1.93)		—

Net asset value, end of period	$18.47		$17.93	$21.95		$27.67

Total Return(b)	3.25	%**	(16.04)%	(14.12)%		(4.19	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,734		$5,870	$11,512		$18,476
Net expenses to average daily net assets(c)	0.85	%*	1.06%	1.09%		1.04	%*
Net investment income (loss) to average daily net assets(a)	1.46	%*	1.19%	0.57%		0.82	%*
Portfolio turnover rate(d)	50	%**	131%	190%		216	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.61	%(e) *	0.17%	0.09	%(e)	0.08	%(e) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	57%	143%	215%	236%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

95	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND

	Class III Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$21.64		$23.00	$23.32		$20.09		$20.33		$23.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.53		0.89	0.96	(b)	0.75	(b)	0.70		0.57
Net realized and unrealized gain (loss)	0.96		(1.36)	0.25		3.51		(0.17)		(3.47)

Total from investment operations	1.49		(0.47)	1.21		4.26		0.53		(2.90)

Less distributions to shareholders:
From net investment income	(0.41)		(0.89)	(1.53)		(1.03)		(0.77)		(0.69)

Total distributions	(0.41)		(0.89)	(1.53)		(1.03)		(0.77)		(0.69)

Net asset value, end of period	$22.72		$21.64	$23.00		$23.32		$20.09		$20.33

Total Return(c)	6.90	%**	(1.87)%	5.08	%(d)	21.60	%(e)	2.29%		(12.02)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345,616		$366,630	$358,775		$423,332		$452,165		$507,195
Net expenses to average daily net assets(f)	0.67	%*	0.66%	0.67%		0.66%		0.66%		0.66%
Net investment income (loss) to average daily net assets(a)	4.72	%*	4.28%	3.84	%(b)	3.70	%(b)	3.36%		2.64%
Portfolio turnover rate(g)	31	%**	51%	64%		48%		46%		41%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.03%		0.03%		0.03	%(h)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022	February 28, 2021
$861,919	$6,194,610
3.63%	2.30%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	42%	60%	N/A	N/A	65%	54%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	96

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class IV Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$21.60		$22.96	$23.28		$20.05		$20.29		$23.87

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.55		0.92	0.96	(b)	0.77	(b)	0.74		0.63
Net realized and unrealized gain (loss)	0.94		(1.38)	0.26		3.50		(0.20)		(3.51)

Total from investment operations	1.49		(0.46)	1.22		4.27		0.54		(2.88)

Less distributions to shareholders:
From net investment income	(0.41)		(0.90)	(1.54)		(1.04)		(0.78)		(0.70)

Total distributions	(0.41)		(0.90)	(1.54)		(1.04)		(0.78)		(0.70)

Net asset value, end of period	$22.68		$21.60	$22.96		$23.28		$20.05		$20.29

Total Return(c)	6.92	%**	(1.82)%	5.16	%(d)	21.71	%(e)	2.34%		(11.95)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$711,125		$921,486	$1,534,339		$1,765,686		$2,584,648		$3,156,760
Net expenses to average daily net assets(f)	0.61	%*	0.60%	0.61%		0.60%		0.60%		0.60%
Net investment income (loss) to average daily net assets(a)	4.94	%*	4.42%	3.88	%(b)	3.81	%(b)	3.53%		2.89%
Portfolio turnover rate(g)	31	%**	51%	64%		48%		46%		41%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.03%		0.03%		0.03	%(h)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022	February 28, 2021
$3,699,861	$27,980,578
3.67%	2.49%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.21%

(e)	EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees, had a positive impact to total return, adding 1.58% to each class’s total return (Note 2).
(f)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	42%	60%	N/A	N/A	65%	54%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

97	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2023		Year Ended February 28,	Period from May 24, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022

Net asset value, beginning of period	$21.72		$23.08	$25.79

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.51		0.85	0.44	(b)
Net realized and unrealized gain (loss)	0.96		(1.36)	(2.05)

Total from investment operations	1.47		(0.51)	(1.61)

Less distributions to shareholders:
From net investment income	(0.40)		(0.85)	(1.10)

Total distributions	(0.40)		(0.85)	(1.10)

Net asset value, end of period	$22.79		$21.72	$23.08

Total Return(c)	6.78	%**	(2.03)%	(6.27	)%(d) **
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,007		$2,804	$3,021
Net expenses to average daily net assets(e)	0.84	%*	0.83%	0.89	%*
Net investment income (loss) to average daily net assets(a)	4.49	%*	4.08%	2.35	%(b) *
Portfolio turnover rate(f)	31	%**	51%	64	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.04%	0.03	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$2,264
1.63%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the period, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding 0.16% to Class I’s total return (Note 2). Class I commenced operations on May 24, 2021.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	42%	60%	N/A

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	98

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (FORMERLY TAX-MANAGED INTERNATIONAL EQUITIES FUND)

	Class III Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$13.17		$14.30	$15.98		$13.57		$13.82		$17.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.21		0.52	0.63	(b)	0.34		0.46		0.37
Net realized and unrealized gain (loss)	0.55		(0.93)	0.14		2.42		(0.10)		(2.63)

Total from investment operations	0.76		(0.41)	0.77		2.76		0.36		(2.26)

Less distributions to shareholders:
From net investment income	(0.03)		(0.48)	(0.76)		(0.35)		(0.61)		(0.39)
From net realized gains	—		(0.24)	(1.69)		—		—		(0.53)

Total distributions	(0.03)		(0.72)	(2.45)		(0.35)		(0.61)		(0.92)

Net asset value, end of period	$13.90		$13.17	$14.30		$15.98		$13.57		$13.82

Total Return(c)	5.80	%**	(2.42)%	4.77	%(d)	20.53%		2.31%		(13.50)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$322,942		$30,686	$31,781		$38,960		$36,228		$48,739
Net expenses to average daily net assets(e)	0.68	%*	0.68%	0.84	%(f)	0.73%		0.80%		0.79%
Net investment income (loss) to average daily net assets(a)	3.04	%*	4.06%	3.78	%(b)	2.47%		3.28%		2.47%
Portfolio turnover rate(g)	31	% **	93%	86%		75%		52%		63%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%(h) *	0.70%	0.60	%(h)	0.54	%(h)	0.54	%(h)	0.54%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$61,519
3.62%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28,
2022
0.14%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Net expenses include non-recurring contingent legal fees attributed to EU tax reclaims. The net expense ratio excluding these legal fees is 0.73% (Note 2).
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	57%	134%	107%	77%	65%	117%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

99	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

INTERNATIONAL OPPORTUNISTIC VALUE FUND (FORMERLY TAX-MANAGED INTERNATIONAL EQUITIES FUND) (continued)

	Class I Shares
	Period from August 14, 2023 (commencement of operations) through August 31, 2023 (Unaudited)
Net asset value, beginning of period	$13.92

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.01
Net realized and unrealized gain (loss)	(0.03	)(b)

Total from investment operations	(0.02)

Net asset value, end of period	$13.90

Total Return(c)	(0.14	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$51
Net expenses to average daily net assets(d)	0.79	%*
Net investment income (loss) to average daily net assets(a)	0.93	%*
Portfolio turnover rate(e)	31	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.14	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

August 31, 2023
Portfolio turnover rate including transactions in USTF	57%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	100

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND

	Class III Shares
	Six Months Ended August 31, 2023		Year Ended February 28,	Period from December 30, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022

Net asset value, beginning of period	$16.86		$19.71	$19.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.23		0.39	(0.03)
Net realized and unrealized gain (loss)	1.56		(2.27)	(0.07)

Total from investment operations	1.79		(1.88)	(0.10)

Less distributions to shareholders:
From net investment income	(0.21)		(0.16)	—
From net realized gains	—		(0.81)	—

Total distributions	(0.21)		(0.97)	—

Net asset value, end of period	$18.44		$16.86	$19.71

Total Return(b)	10.63	%**	(9.21)%	(0.50	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$26,624		$24,808	$23,673
Net expenses to average daily net assets(c)	0.67	%*	0.67%	0.66	%*
Net investment income (loss) to average daily net assets(a)	2.59	%*	2.37%	(0.55	)%*
Portfolio turnover rate	15	%**	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18	%*	0.15%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2023		Year Ended February 28,		Period from September 14, 2020 (commencement of operations) through February 28,
	(Unaudited)		2023	2022	2021
Net asset value, beginning of period	$16.87		$19.71	$23.47	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.26		0.41	0.43	0.17
Net realized and unrealized gain (loss)	1.54		(2.27)	(0.71)	3.59

Total from investment operations	1.80		(1.86)	(0.28)	3.76

Less distributions to shareholders:
From net investment income	(0.22)		(0.17)	(1.50)	(0.28)
From net realized gains	—		(0.81)	(1.98)	(0.01)

Total distributions	(0.22)		(0.98)	(3.48)	(0.29)

Net asset value, end of period	$18.45		$16.87	$19.71	$23.47

Total Return(b)	10.65	%**	(9.11)%	(1.45)%	18.82	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$79,424		$81,148	$133,035	$163,872
Net expenses to average daily net assets(c)	0.58	%*	0.57%	0.57%	0.56	%*
Net investment income (loss) to average daily net assets(a)	2.86	%*	2.48%	1.90%	1.68	%*
Portfolio turnover rate	15	%**	39%	47%	28	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18	%*	0.14%	0.08%	0.23	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

JAPAN VALUE CREATION FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2023		Year Ended February 28,	Period from June 7, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022

Net asset value, beginning of period	$16.85		$19.69	$24.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.42	0.12
Net realized and unrealized gain (loss)	1.63		(2.32)	(1.91	)(b)

Total from investment operations	1.77		(1.90)	(1.79)

Less distributions to shareholders:
From net investment income	(0.21)		(0.13)	(1.49)
From net realized gains	—		(0.81)	(1.98)

Total distributions	(0.21)		(0.94)	(3.47)

Net asset value, end of period	$18.41		$16.85	$19.69

Total Return(c)	10.53	%**	(9.32)%	(7.43	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,730		$1,549	$3,107
Net expenses to average daily net assets(d)	0.77	%*	0.77%	0.77	%*
Net investment income (loss) to average daily net assets(a)	1.52	%*	2.54%	0.79	%*
Portfolio turnover rate	15	%**	39%	47	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.18	%*	0.19%	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND

	Class VI Shares
	Six Months Ended August 31, 2023		Year Ended February 28,		Period from May 12, 2020 (commencement of operations) through February 28,
	(Unaudited)		2023	2022	2021

Net asset value, beginning of period	$21.99		$25.77	$29.06	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.18		0.42	0.64	0.38
Net realized and unrealized gain (loss)	1.09		(1.61)	2.24	10.23

Total from investment operations	1.27		(1.19)	2.88	10.61

Less distributions to shareholders:
From net investment income	(0.16)		(0.59)	(0.84)	(0.60)
From net realized gains	(1.04)		(2.00)	(5.33)	(0.95)

Total distributions	(1.20)		(2.59)	(6.17)	(1.55)

Net asset value, end of period	$22.06		$21.99	$25.77	$29.06

Total Return(b)	5.79	%**	(3.67)%	10.22%	53.56	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$73,333		$69,605	$141,465	$141,989
Net expenses to average daily net assets(c)	0.41	%*	0.40%	0.40%	0.40	%*
Net investment income (loss) to average daily net assets(a)	1.64	%*	1.90%	2.20%	1.92	%*
Portfolio turnover rate(d)	8	%**	17%	22%	65	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.19	%(e) *	0.15%	0.08%	0.20	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	17%	29%	27%	70%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	104

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY CYCLICALS FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2023		Year Ended February 28,	Period from July 16, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022

Net asset value, beginning of period	$21.99		$25.76	$28.45

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.38	0.34
Net realized and unrealized gain (loss)	1.09		(1.60)	(0.05	)(b)

Total from investment operations	1.25		(1.22)	0.29

Less distributions to shareholders:
From net investment income	(0.15)		(0.55)	(0.47)
From net realized gains	(1.04)		(2.00)	(2.51)

Total distributions	(1.19)		(2.55)	(2.98)

Net asset value, end of period	$22.05		$21.99	$25.76

Total Return(c)	5.68	%**	(3.84)%	1.42	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$70		$70	$81
Net expenses to average daily net assets(d)	0.61	%*	0.60%	0.59	%*
Net investment income (loss) to average daily net assets(a)	1.45	%*	1.70%	1.92	%*
Portfolio turnover rate(e)	8	%**	17%	22	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.19	%(f) *	0.15%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	17%	29%	27%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

105	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND

	Class III Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$23.76		$28.05	$25.98		$22.77		$22.28		$25.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.15		0.29	0.33	(b)	0.32		0.35		0.35
Net realized and unrealized gain (loss)	4.31		(1.80)	3.56		6.37		2.15		1.21

Total from investment operations	4.46		(1.51)	3.89		6.69		2.50		1.56

Less distributions to shareholders:
From net investment income	(0.05)		(0.30)	(0.32)		(0.35)		(0.36)		(0.39)
From net realized gains	—		(2.48)	(1.50)		(3.13)		(1.65)		(4.02)

Total distributions	(0.05)		(2.78)	(1.82)		(3.48)		(2.01)		(4.41)

Net asset value, end of period	$28.17		$23.76	$28.05		$25.98		$22.77		$22.28

Total Return(c)	18.76	%**	(5.30)%	14.71	%(d)	30.83%		10.64%		6.86%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,807,771		$2,885,807	$2,996,330		$3,519,473		$3,195,240		$3,065,461
Net expenses to average daily net assets(e)	0.50	%*	0.49%	0.48%		0.48%		0.48%		0.48%
Net investment income (loss) to average daily net assets(a)	1.16	%*	1.14%	1.12	%(b)	1.33%		1.44%		1.42%
Portfolio turnover rate(f)	10	%**	15%	18%		28%		17%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%(g) *	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$6,233,641
0.94%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	17%	24%	18%	28%	17%	20%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	106

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class IV Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$23.84		$28.13	$26.04		$22.82		$22.32		$25.17

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.30	0.32	(b)	0.34		0.37		0.36
Net realized and unrealized gain (loss)	4.31		(1.80)	3.60		6.37		2.14		1.22

Total from investment operations	4.47		(1.50)	3.92		6.71		2.51		1.58

Less distributions to shareholders:
From net investment income	(0.05)		(0.31)	(0.33)		(0.36)		(0.36)		(0.41)
From net realized gains	—		(2.48)	(1.50)		(3.13)		(1.65)		(4.02)

Total distributions	(0.05)		(2.79)	(1.83)		(3.49)		(2.01)		(4.43)

Net asset value, end of period	$28.26		$23.84	$28.13		$26.04		$22.82		$22.32

Total Return(c)	18.75	%**	(5.23)%	14.79	%(d)	30.86%		10.70%		6.91%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$762,866		$418,403	$912,163		$750,632		$852,866		$1,139,024
Net expenses to average daily net assets(e)	0.45	%*	0.45%	0.44%		0.44%		0.44%		0.44%
Net investment income (loss) to average daily net assets(a)	1.20	%*	1.19%	1.08	%(b)	1.37%		1.52%		1.46%
Portfolio turnover rate(f)	10	%**	15%	18%		28%		17%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%(g) *	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$1,577,219
0.91%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	17%	24%	18%	28%	17%	20%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

107	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class VI Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019
Net asset value, beginning of period	$23.76		$28.06	$25.98		$22.77		$22.28		$25.13

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.17		0.32	0.34	(b)	0.35		0.37		0.38
Net realized and unrealized gain (loss)	4.30		(1.82)	3.60		6.37		2.15		1.21

Total from investment operations	4.47		(1.50)	3.94		6.72		2.52		1.59

Less distributions to shareholders:
From net investment income	(0.05)		(0.32)	(0.36)		(0.38)		(0.38)		(0.42)
From net realized gains	—		(2.48)	(1.50)		(3.13)		(1.65)		(4.02)

Total distributions	(0.05)		(2.80)	(1.86)		(3.51)		(2.03)		(4.44)

Net asset value, end of period	$28.18		$23.76	$28.06		$25.98		$22.77		$22.28

Total Return(c)	18.84	%**	(5.24)%	14.86	%(d)	30.95%		10.73%		6.96%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,522,833		$2,224,691	$3,461,580		$2,465,066		$2,077,277		$2,227,287
Net expenses to average daily net assets(e)	0.40	%*	0.40%	0.39%		0.39%		0.39%		0.39%
Net investment income (loss) to average daily net assets(a)	1.26	%*	1.24%	1.16	%(b)	1.41%		1.55%		1.54%
Portfolio turnover rate(f)	10	%**	15%	18%		28%		17%		18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.01	%(g) *	0.02%	0.02	%(g)	0.02	%(g)	0.02	%(g)	0.02%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$5,862,655
0.99%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	17%	24%	18%	28%	17%	20%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	108

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2023		Year Ended February 28,					Period from November 12, 2019 (commencement of operations) through February 29,
	(Unaudited)		2023	2022		2021		2020
Net asset value, beginning of period	$23.73		$28.02	$25.96		$22.76		$25.21

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.16		0.28	0.32	(b)	0.30		0.10
Net realized and unrealized gain (loss)	4.29		(1.79)	3.57		6.39		(0.83)

Total from investment operations	4.45		(1.51)	3.89		6.69		(0.73)

Less distributions to shareholders:
From net investment income	(0.05)		(0.30)	(0.33)		(0.36)		(0.32)
From net realized gains	—		(2.48)	(1.50)		(3.13)		(1.40)

Total distributions	(0.05)		(2.78)	(1.83)		(3.49)		(1.72)

Net asset value, end of period	$28.13		$23.73	$28.02		$25.96		$22.76

Total Return(c)	18.75	%**	(5.29)%	14.71	%(d)	30.81%		(3.39	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$919,949		$769,960	$507,232		$330,287		$77,375
Net expenses to average daily net assets(e)	0.49	%*	0.48%	0.48%		0.48%		0.49	%*
Net investment income (loss) to average daily net assets(a)	1.17	%*	1.12%	1.07	%(b)	1.22%		1.31	%*
Portfolio turnover rate(f)	10	%**	15%	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.02	%(g) *	0.03%	0.02	%(g)	0.02	%(g)	0.02	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$822,832
0.89%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	17%	24%	18%	28%	17%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

109	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

QUALITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2023		Year Ended February 28,					Period from September 26, 2019 (commencement of operations) through February 29,
	(Unaudited)		2023	2022		2021		2020
Net asset value, beginning of period	$23.70		$27.99	$25.93		$22.75		$23.95

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.14		0.26	0.28	(b)	0.28		0.12
Net realized and unrealized gain (loss)	4.29		(1.80)	3.58		6.37		0.39

Total from investment operations	4.43		(1.54)	3.86		6.65		0.51

Less distributions to shareholders:
From net investment income	(0.04)		(0.27)	(0.30)		(0.34)		(0.31)
From net realized gains	—		(2.48)	(1.50)		(3.13)		(1.40)

Total distributions	(0.04)		(2.75)	(1.80)		(3.47)		(1.71)

Net asset value, end of period	$28.09		$23.70	$27.99		$25.93		$22.75

Total Return(c)	18.71	%**	(5.40)%	14.62	%(d)	30.66%		1.62	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$831,776		$486,544	$481,865		$303,447		$80,110
Net expenses to average daily net assets(e)	0.59	%*	0.58%	0.58%		0.58%		0.57	%*
Net investment income (loss) to average daily net assets(a)	1.08	%*	1.04%	0.96	%(b)	1.12%		1.13	%*
Portfolio turnover rate(f)	10	%**	15%	18%		28%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(g) *	0.04%	0.04	%(g)	0.02	%(g)	0.02	%(g) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2022
$779,657
0.79%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding below respectively, to each class’s total return (Note 2):

February 28, 2022
0.20%

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	17%	24%	18%	28%	17%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	110

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCE TRANSITION FUND

	Class VI Shares
	Six Months Ended August 31, 2023		Period from February 15, 2023 (commencement of operations) through February 28,
	(Unaudited)		2023
Net asset value, beginning of period	$18.98		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.30		0.01
Net realized and unrealized gain (loss)	(2.39)		(1.03)

Total from investment operations	(2.09)		(1.02)

Less distributions to shareholders:
From net investment income	(0.02)		—

Total distributions	(0.02)		—

Net asset value, end of period	$16.87		$18.98

Total Return(b)	(11.04	)%**	(5.10	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$409,578		$460,209
Net expenses to average daily net assets(c)	0.86	%*	0.86	%*
Net investment income (loss) to average daily net assets(a)	3.36	%*	1.39	%*
Portfolio turnover rate(d)	39	%**	0	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%(e) *	0.73	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023
Portfolio turnover rate including transactions in USTF	44%	2%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

111	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND

	Class III Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021		2020		2019
Net asset value, beginning of period	$25.06		$28.39	$27.81	$18.11		$20.31		$20.88

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.67		1.13	1.54	0.48		0.65		0.54
Net realized and unrealized gain (loss)	(1.43)		(1.74)	2.00	10.13		(2.22)		(0.37)

Total from investment operations	(0.76)		(0.61)	3.54	10.61		(1.57)		0.17

Less distributions to shareholders:
From net investment income	(0.22)		(1.10)	(1.35)	(0.47)		(0.63)		(0.74)
From net realized gains	(0.48)		(1.62)	(1.61)	(0.44)		—		—

Total distributions	(0.70)		(2.72)	(2.96)	(0.91)		(0.63)		(0.74)

Net asset value, end of period	$23.60		$25.06	$28.39	$27.81		$18.11		$20.31

Total Return(b)	(3.08	)%**	(1.47)%	13.29%	59.36%		(8.14)%		0.99%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$224,790		$322,035	$239,225	$96,091		$201,320		$169,523
Net expenses to average daily net assets(c)	0.71	%*	0.72%	0.71%	0.72%		0.73%		0.74	%(d)
Net investment income (loss) to average daily net assets(a)	5.54	%*	4.26%	5.32%	2.44%		3.24%		2.68%
Portfolio turnover rate(e)	24	%**	65%	60%	86%		37%		35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f) (g) *	—	—	0.00	%(f) (g)	0.00	%(f) (g)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—		$0.01		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	46%	72%	60%	89%	101%	69%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	112

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class IV Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021		2020		2019
Net asset value, beginning of period	$24.98		$28.30	$27.73	$18.06		$20.24		$20.81

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		1.13	1.79	0.47		0.68		0.62
Net realized and unrealized gain (loss)	(1.47)		(1.72)	1.76	10.12		(2.22)		(0.46)

Total from investment operations	(0.75)		(0.59)	3.55	10.59		(1.54)		0.16

Less distributions to shareholders:
From net investment income	(0.23)		(1.11)	(1.37)	(0.48)		(0.64)		(0.73)
From net realized gains	(0.48)		(1.62)	(1.61)	(0.44)		—		—

Total distributions	(0.71)		(2.73)	(2.98)	(0.92)		(0.64)		(0.73)

Net asset value, end of period	$23.52		$24.98	$28.30	$27.73		$18.06		$20.24

Total Return(b)	(3.06	)%**	(1.40)%	13.34%	59.42%		(8.03)%		0.98%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$484,263		$344,000	$383,353	$531,006		$311,515		$336,954
Net expenses to average daily net assets(c)	0.66	%*	0.67%	0.65%	0.67%		0.68%		0.70	%(d)
Net investment income (loss) to average daily net assets(a)	5.96	%*	4.32%	6.21%	2.33%		3.40%		3.06%
Portfolio turnover rate(e)	24	%**	65%	60%	86%		37%		35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f) (g) *	—	—	0.00	%(f) (g)	0.00	%(f) (g)	—
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—		$0.01		$0.02

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	46%	72%	60%	89%	101%	69%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

113	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2023		Year Ended February 28,	Period from February 8, 2022 (commencement of operations) through February 28,
	(Unaudited)		2023	2022
Net asset value, beginning of period	$24.96		$28.30	$29.11

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		1.10	(0.57)
Net realized and unrealized gain (loss)	(1.47)		(1.69)	(0.24	)(b)

Total from investment operations	(0.75)		(0.59)	(0.81)

Less distributions to shareholders:
From net investment income	(0.21)		(1.13)	—
From net realized gains	(0.48)		(1.62)	—

Total distributions	(0.69)		(2.75)	—

Net asset value, end of period	$23.52		$24.96	$28.30

Total Return(c)	(3.06	)%**	(1.39)%	(2.78	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$58,466		$65,869	$842,698
Net expenses to average daily net assets(d)	0.61	%*	0.62%	0.74	%*
Net investment income (loss) to average daily net assets(a)	6.00	%*	4.21%	(35.65	)%*
Portfolio turnover rate(e)	24	%**	65%	60	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(f) (g) *	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	46%	72%	60%

(f)	Ratio includes indirect fees waived or borne by GMO.
(g)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	114

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2023		Year Ended February 28,		Period from January 22, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022	2021
Net asset value, beginning of period	$25.04		$28.37	$27.82	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.72		1.10	(0.06)	0.03
Net realized and unrealized gain (loss)	(1.49)		(1.71)	3.59	0.35

Total from investment operations	(0.77)		(0.61)	3.53	0.38

Less distributions to shareholders:
From net investment income	(0.22)		(1.10)	(1.37)	—
From net realized gains	(0.48)		(1.62)	(1.61)	—

Total distributions	(0.70)		(2.72)	(2.98)	—

Net asset value, end of period	$23.57		$25.04	$28.37	$27.82

Total Return(b)	(3.10	)%**	(1.43)%	13.25%	1.38	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$345,864		$315,904	$105,086	$2,617
Net expenses to average daily net assets(c)	0.71	%*	0.72%	0.74%	0.71	%*
Net investment income (loss) to average daily net assets(a)	5.93	%*	4.21%	(0.20)%	0.98	%*
Portfolio turnover rate(d)	24	%**	65%	60%	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (f)*	—	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	46%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

115	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

RESOURCES FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2023		Year Ended February 28,		Period from January 22, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022	2021
Net asset value, beginning of period	$25.06		$28.39	$27.81	$27.44

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.71		1.08	1.25	0.02
Net realized and unrealized gain (loss)	(1.49)		(1.72)	2.27	0.35

Total from investment operations	(0.78)		(0.64)	3.52	0.37

Less distributions to shareholders:
From net investment income	(0.21)		(1.07)	(1.33)	—
From net realized gains	(0.48)		(1.62)	(1.61)	—

Total distributions	(0.69)		(2.69)	(2.94)	—

Net asset value, end of period	$23.59		$25.06	$28.39	$27.81

Total Return(b)	(3.14	)%**	(1.55)%	13.19%	1.35	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$869,435		$736,470	$633,189	$369,102
Net expenses to average daily net assets(c)	0.81	%*	0.82%	0.81%	0.81	%*
Net investment income (loss) to average daily net assets(a)	5.90	%*	4.11%	4.32%	0.74	%*
Portfolio turnover rate(d)	24	%**	65%	60%	86	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(e) *	0.03%	—	—

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	46%	72%	60%	89%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	116

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND

	Class III Shares

	Six Months Ended August 31, 2023		Period from November 15, 2022 (commencement of operations) through February 28,
	(Unaudited)		2023

Net asset value, beginning of period	$22.12		$22.96

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.03		0.01
Net realized and unrealized gain (loss)	3.35		1.03

Total from investment operations	3.38		1.04

Less distributions to shareholders:
From net investment income	(0.01)		(0.01)
From net realized gains	(0.74)		(1.87)

Total distributions	(0.75)		(1.88)

Net asset value, end of period	$24.75		$22.12

Total Return(b)	15.46	%**	4.57	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$10,991		$13,391
Net expenses to average daily net assets(c)	0.76	%*	0.75	%*
Net investment income (loss) to average daily net assets(a)	0.25	%*	0.19	%*
Portfolio turnover rate(d)	19	%**	77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.23	%(e) *	0.85	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023
Portfolio turnover rate including transactions in USTF	23%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

117	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2023		Period from September 20, 2022 (commencement of operations) through February 28,
	(Unaudited)		2023
Net asset value, beginning of period	$22.13		$20.00

Income (loss) from investment operations:
Net investment income (loss)(a)†	0.04		0.02
Net realized and unrealized gain (loss)	3.35		4.00

Total from investment operations	3.39		4.02

Less distributions to shareholders:
From net investment income	(0.01)		(0.02)
From net realized gains	(0.74)		(1.87)

Total distributions	(0.75)		(1.89)

Net asset value, end of period	$24.77		$22.13

Total Return(b)	15.50	%**	20.10	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$61,247		$51,566
Net expenses to average daily net assets(c)	0.66	%*	0.66	%*
Net investment income (loss) to average daily net assets(a)	0.36	%*	0.25	%*
Portfolio turnover rate(d)	19	%**	77	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.23	%(e) *	0.39	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023
Portfolio turnover rate including transactions in USTF	23%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	118

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

SMALL CAP QUALITY FUND (continued)

	Class I Shares
	Six Months Ended August 31, 2023 (Unaudited)		Period from November 15, 2022 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$22.11		$22.96

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.03		0.01

Net realized and unrealized gain (loss)	3.36		1.02

Total from investment operations	3.39		1.03

Less distributions to shareholders:

From net investment income	(0.01)		(0.01)

From net realized gains	(0.74)		(1.87)

Total distributions	(0.75)		(1.88)

Net asset value, end of period	$24.75		$22.11

Total Return(b)	15.49	%**	4.51	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$24		$21

Net expenses to average daily net assets(c)	0.75	%*	0.75	%*

Net investment income (loss) to average daily net assets(a)	0.27	%*	0.09	%*

Portfolio turnover rate(d)	19	%**	77	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.33	%(e) *	0.61	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023

Portfolio turnover rate including transactions in USTF	23%	78%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

119	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND

	Class III Shares

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28/29,
			2023	2022		2021		2020		2019

Net asset value, beginning of period	$12.54		$13.69	$14.39		$11.89		$13.07		$15.41

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.10		0.17	0.21		0.18		0.22		0.23

Net realized and unrealized gain (loss)	0.98		(0.45)	2.13		3.56		0.21		(0.04	)(b)

Total from investment operations	1.08		(0.28)	2.34		3.74		0.43		0.19

Less distributions to shareholders:

From net investment income	(0.03)		(0.17)	(0.19)		(0.21)		(0.32)		(0.26)

From net realized gains	(0.71)		(0.70)	(2.85)		(1.03)		(1.29)		(2.27)

Total distributions	(0.74)		(0.87)	(3.04)		(1.24)		(1.61)		(2.53)

Net asset value, end of period	$12.88		$12.54	$13.69		$14.39		$11.89		$13.07

Total Return(c)	8.66	%**	(1.63)%	15.80%		33.74%		2.51%		1.94%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$53,842		$50,114	$80,646		$105,656		$83,738		$131,198

Net expenses to average daily net assets(d)	0.48	%*	0.47%	0.46%		0.47%		0.46%		0.46%

Net investment income (loss) to average daily net assets(a)	1.49	%*	1.38%	1.34%		1.47%		1.64%		1.62%

Portfolio turnover rate(e)	43	%**	81%	94%		66%		72%		89%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(f) *	0.05%	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	43%	91%	115%	81%	88%	105%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	120

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. EQUITY FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28/29,
			2023	2022		2021		2020		2019

Net asset value, beginning of period	$12.38		$13.52	$14.25		$11.78		$12.97		$15.31

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.10		0.18	0.22		0.19		0.23		0.24

Net realized and unrealized gain (loss)	0.97		(0.44)	2.11		3.53		0.20		(0.04	)(b)

Total from investment operations	1.07		(0.26)	2.33		3.72		0.43		0.20

Less distributions to shareholders:

From net investment income	(0.04)		(0.18)	(0.21)		(0.22)		(0.33)		(0.27)

From net realized gains	(0.71)		(0.70)	(2.85)		(1.03)		(1.29)		(2.27)

Total distributions	(0.75)		(0.88)	(3.06)		(1.25)		(1.62)		(2.54)

Net asset value, end of period	$12.70		$12.38	$13.52		$14.25		$11.78		$12.97

Total Return(c)	8.65	%**	(1.47)%	15.89%		33.92%		2.53%		2.05%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$210,851		$194,846	$384,832		$245,547		$365,693		$758,714

Net expenses to average daily net assets(d)	0.38	%*	0.38%	0.37%		0.37%		0.37%		0.37%

Net investment income (loss) to average daily net assets(a)	1.58	%*	1.47%	1.42%		1.56%		1.75%		1.68%

Portfolio turnover rate(e)	43	%**	81%	94%		66%		72%		89%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(f) *	0.05%	0.04	%(f)	0.04	%(f)	0.03	%(f)	0.03%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	43%	91%	115%	81%	88%	105%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

121	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND

	Class III Shares

	Six Months Ended August 31, 2023 (Unaudited)		Period from February 15, 2023 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.27		0.02

Net realized and unrealized gain (loss)	0.36		(0.89	)(b)

Total from investment operations	0.63		(0.87)

Less distributions to shareholders:

From net investment income	(0.09)		—

From net realized gains	(0.31)		—

Total distributions	(0.40)		—

Net asset value, end of period	$20.43		$20.20

Total Return(c)	3.16	%**	(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$10		$10

Net expenses to average daily net assets(d)	0.48	%*	0.47	%*

Net investment income (loss) to average daily net assets(a)	2.69	%*	2.30	%*

Portfolio turnover rate(e)	37	%**	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(f) *	0.48	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023
Portfolio turnover rate including transactions in USTF	62%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	122

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class IV Shares

	Six Months Ended August 31, 2023 (Unaudited)		Period from February 15, 2023 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.27		0.01

Net realized and unrealized gain (loss)	0.37		(0.88	)(b)

Total from investment operations	0.64		(0.87)

Less distributions to shareholders:

From net investment income	(0.09)		—

From net realized gains	(0.31)		—

Total distributions	(0.40)		—

Net asset value, end of period	$20.44		$20.20

Total Return(c)	3.18	%**	(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000's)	$138,545		$62,784

Net expenses to average daily net assets(d)	0.43	%*	0.42	%*

Net investment income (loss) to average daily net assets(a)	2.72	%*	1.94	%*

Portfolio turnover rate(e)	37	%**	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(f) *	0.49	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The Fund's portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023
Portfolio turnover rate including transactions in USTF	62%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

123	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class VI Shares

	Six Months Ended August 31, 2023 (Unaudited)		Period from December 13, 2022 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$20.19		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.28		0.12

Net realized and unrealized gain (loss)	0.37		0.10

Total from investment operations	0.65		0.22

Less distributions to shareholders:

From net investment income	(0.09)		(0.03)

From net realized gains	(0.31)		—

Total distributions	(0.40)		(0.03)

Net asset value, end of period	$20.44		$20.19

Total Return(b)	3.22	%**	1.10	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$222,418		$215,668

Net expenses to average daily net assets(c)	0.38	%*	0.38	%*

Net investment income (loss) to average daily net assets(a)	2.79	%*	2.79	%*

Portfolio turnover rate(d)	37	%**	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(e) *	0.28	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023

Portfolio turnover rate including transactions in USTF	62%	77%

(e)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	124

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

Class R6 Shares

Period from August 28, 2023 (commencement of operations) through August 31, 2023 (Unaudited)

Net asset value, beginning of period	$20.22

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.02

Net realized and unrealized gain (loss)	0.18

Total from investment operations	0.20

Net asset value, end of period	$20.42

Total Return(b)	0.99	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$0	(c)

Net expenses to average daily net assets(d)	0.46	%*

Net investment income (loss) to average daily net assets(a)	10.56	%*

Portfolio turnover rate(e)	37	%**

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Rounds to less than $1,000.
(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

August 31, 2023

Portfolio turnover rate including transactions in USTF	62%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

125	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. OPPORTUNISTIC VALUE FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2023 (Unaudited)		Period from February 15, 2023 (commencement of operations) through February 28, 2023

Net asset value, beginning of period	$20.20		$21.07

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.34		0.01

Net realized and unrealized gain (loss)	0.28		(0.88	)(b)

Total from investment operations	0.62		(0.87)

Less distributions to shareholders:

From net investment income	(0.09)		—

From net realized gains	(0.31)		—

Total distributions	(0.40)		—

Net asset value, end of period	$20.42		$20.20

Total Return(c)	3.10	%**	(4.13	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$66,173		$5

Net expenses to average daily net assets(d)	0.59	%*	0.57	%*

Net investment income (loss) to average daily net assets(a)	3.34	%*	1.73	%*

Portfolio turnover rate(e)	37	%**	47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%(f) *	0.47	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023

Portfolio turnover rate including transactions in USTF	62%	77%

(f)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	126

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. SMALL CAP VALUE FUND

	Class VI Shares

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28,					Period from July 2, 2019 (commencement of operations) through February 29, 2020
			2023	2022		2021

Net asset value, beginning of period	$17.19		$19.74	$24.99		$18.06		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.16		0.30	0.33		0.30		0.23

Net realized and unrealized gain (loss)	0.25		(1.08)	2.89		6.96		(1.99)

Total from investment operations	0.41		(0.78)	3.22		7.26		(1.76)

Less distributions to shareholders:

From net investment income	(0.06)		(0.45)	(0.39)		(0.33)		(0.18)

From net realized gains	—		(1.32)	(8.08)		—		—

Total distributions	(0.06)		(1.77)	(8.47)		(0.33)		(0.18)

Net asset value, end of period	$17.54		$17.19	$19.74		$24.99		$18.06

Total Return(b)	2.36	%**	(2.86)%	13.21%		40.64%		(8.95	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$31,205		$29,428	$253,810		$372,498		$415,508

Net expenses to average daily net assets(c)	0.48	%*	0.45%	0.42%		0.41%		0.44	%*

Net investment income (loss) to average daily net assets(a)	1.94	%*	1.71%	1.32%		1.67%		1.69	%*

Portfolio turnover rate(d)	29	%**	60%	62%		86%		56	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.22	%(e) *	—	0.00	%(e) (f)	0.00	%(e) (f)	0.00	%(e) (f) *

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	36%	69%	71%	98%	69%

(e)	Ratio includes indirect fees waived or borne by GMO.
(f)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

127	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2023 (Unaudited)

1.	Organization

Each of Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Fund, Emerging Markets Select Equity Fund, International Equity Fund, International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund), Japan Value Creation Fund, Quality Cyclicals Fund, Quality Fund, Resource Transition Fund, Resources Fund, Small Cap Quality Fund, U.S. Equity Fund, U.S. Opportunistic Value Fund and U.S. Small Cap Value Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO. The Funds may also invest in other GMO Funds (“underlying funds”). The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Climate Change Fund	Not Applicable	High total return
Emerging Markets ex-China Fund	MSCI Emerging Markets ex-China Index	Total return in excess of its benchmark
Emerging Markets Fund	MSCI Emerging Markets Index	Total return in excess of its benchmark
Emerging Markets Select Equity Fund	MSCI Emerging Markets Index	Total return above the benchmark
International Equity Fund	Not Applicable	High total return
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	Not Applicable	Total return
Japan Value Creation Fund	Not Applicable	Total return
Quality Cyclicals Fund	Not Applicable	Total return
Quality Fund	Not Applicable	Total return
Resource Transition Fund	Not Applicable	Total return
Resources Fund	Not Applicable	Total return
Small Cap Quality Fund	Not Applicable	Total return
U.S. Equity Fund	Not Applicable	High total return
U.S. Opportunistic Value Fund	Not Applicable	Total return
U.S. Small Cap Value Fund	S&P SmallCap 600 Value Index	Total return in excess of its benchmark

International Equity Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

128

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Portfolio valuation

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

129

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index and/or a security type conversion discount; certain equity securities valued off the last traded price with a discount for liquidity; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2023:

Description	Level 1	Level 2	Level 3	Total

Climate Change Fund

Asset Valuation Inputs

Common Stocks

Argentina	$10,254,108	$—	$—	$10,254,108

Australia	—	939,002	—	939,002

Brazil	—	25,895,046	—	25,895,046

Canada	93,170,592	—	—	93,170,592

China	4,253,921	10,296,472	—	14,550,393

Denmark	—	34,591,035	—	34,591,035

Finland	—	8,540,322	—	8,540,322

France	—	83,848,467	—	83,848,467

Germany	—	34,991,008	—	34,991,008

Ireland	—	2,677,207	—	2,677,207

Isle of Man	6,578,000	—	—	6,578,000

Israel	—	4,920,861	—	4,920,861

Italy	—	9,870,925	—	9,870,925

Japan	—	47,610,055	—	47,610,055

Mexico	24,316,669	—	—	24,316,669

Netherlands	—	6,991,548	—	6,991,548

Norway	—	6,179,966	—	6,179,966

Russia	—	—	233,527	233,527

South Korea	—	50,992,023	—	50,992,023

Spain	—	21,277,833	—	21,277,833

Sweden	—	3,013,819	—	3,013,819

130

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Climate Change Fund (continued)

Asset Valuation Inputs (continued)

Common Stocks (continued)

Switzerland	$—	$1,280,531	$—	$1,280,531

Ukraine	—	587,160	—	587,160

United Kingdom	—	4,085,445	—	4,085,445

United States	419,797,636	—	—	419,797,636

TOTAL COMMON STOCKS	558,370,926	358,588,725	233,527	917,193,178

Preferred Stocks

Chile	13,854,797	—	—	13,854,797

TOTAL PREFERRED STOCKS	13,854,797	—	—	13,854,797

Mutual Funds

United States	30,137,927	—	—	30,137,927

TOTAL MUTUAL FUNDS	30,137,927	—	—	30,137,927

Short-Term Investments	570,591	—	—	570,591

Total Investments	602,934,241	358,588,725	233,527	961,756,493

Total	$602,934,241	$358,588,725	$233,527	$961,756,493

Emerging Markets ex-China Fund

Asset Valuation Inputs

Common Stocks

Brazil	$—	$6,406,806	$—	$6,406,806

Chile	60,393	1,117,162	—	1,177,555

Czech Republic	—	552,457	—	552,457

Egypt	—	1,698,329	—	1,698,329

Greece	—	287,211	—	287,211

Hungary	—	5,783,014	—	5,783,014

India	3,026,632	23,651,569	16,948	26,695,149

Indonesia	—	7,743,823	—	7,743,823

Malaysia	—	417,067	—	417,067

Mexico	19,010,491	—	0§	19,010,491

Poland	—	5,294,986	—	5,294,986

Russia	—	—	446,663	446,663

South Africa	1,724,379	27,303,464	—	29,027,843

South Korea	—	34,693,129	—	34,693,129

Taiwan	8,452,588	60,157,286	—	68,609,874

Thailand	—	4,510,491	—	4,510,491

Turkey	—	2,559,699	—	2,559,699

Vietnam	—	7,034,723	—	7,034,723

TOTAL COMMON STOCKS	32,274,483	189,211,216	463,611	221,949,310

Preferred Stocks

Brazil	1,742,033	16,771,186	—	18,513,219

Russia	—	—	24,881	24,881

TOTAL PREFERRED STOCKS	1,742,033	16,771,186	24,881	18,538,100

131

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Emerging Markets ex-China Fund (continued)

Asset Valuation Inputs (continued)

Rights/Warrants

Brazil	$5,841	$—	$—	$5,841

TOTAL RIGHTS/WARRANTS	5,841	—	—	5,841

Mutual Funds

United States	6,175,637	—	—	6,175,637

TOTAL MUTUAL FUNDS	6,175,637	—	—	6,175,637

Short-Term Investments	436,009	—	—	436,009

Total Investments	40,634,003	205,982,402	488,492	247,104,897

Total	$40,634,003	$205,982,402	$488,492	$247,104,897

Emerging Markets Fund

Asset Valuation Inputs

Common Stocks

Brazil	$—	$14,526,991	$—	$14,526,991

Chile	—	580,266	—	580,266

China	13,776,991	174,337,179	1	188,114,171

Czech Republic	—	1,830,174	—	1,830,174

Egypt	—	2,423,393	—	2,423,393

Greece	—	877,162	—	877,162

Hungary	—	13,390,089	—	13,390,089

India	4,747,221	38,411,979	48,007	43,207,207

Indonesia	—	5,344,081	—	5,344,081

Kuwait	—	496,021	—	496,021

Malaysia	—	1,830,345	—	1,830,345

Mexico	37,765,941	—	0§	37,765,941

Pakistan	—	608,060	—	608,060

Panama	83,243	—	—	83,243

Philippines	—	347,256	—	347,256

Poland	—	4,711,661	—	4,711,661

Qatar	—	507,281	—	507,281

Russia	—	—	2,066,381	2,066,381

Saudi Arabia	—	2,198,405	—	2,198,405

South Africa	2,484,288	70,158,964	—	72,643,252

South Korea	—	47,767,511	25,563	47,793,074

Sri Lanka	—	—	293,369	293,369

Taiwan	—	135,476,295	—	135,476,295

Thailand	—	6,244,466	—	6,244,466

Turkey	—	4,393,101	—	4,393,101

Vietnam	—	18,047,401	—	18,047,401

TOTAL COMMON STOCKS	58,857,684	544,508,081	2,433,321	605,799,086

Preferred Stocks

Brazil	4,273,554	40,907,878	—	45,181,432

Russia	—	—	427,874	427,874

South Korea	—	20,746,416	—	20,746,416

TOTAL PREFERRED STOCKS	4,273,554	61,654,294	427,874	66,355,722

132

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Emerging Markets Fund (continued)

Asset Valuation Inputs (continued)

Rights/Warrants

Brazil	$12,538	$—	$—	$12,538

TOTAL RIGHTS/WARRANTS	12,538	—	—	12,538

Debt Obligations

United States	1,001,489	—	—	1,001,489

TOTAL DEBT OBLIGATIONS	1,001,489	—	—	1,001,489

Mutual Funds

United States	32,438,334	—	—	32,438,334

TOTAL MUTUAL FUNDS	32,438,334	—	—	32,438,334

Short-Term Investments	2,366,391	—	—	2,366,391

Total Investments	98,949,990	606,162,375	2,861,195	707,973,560

Total	$98,949,990	$606,162,375	$2,861,195	$707,973,560

Liability Valuation Inputs

Derivatives^

Futures Contracts

Equity Risk	$(1,069,604)	$—	$—	$(1,069,604)

Total	$(1,069,604)	$—	$—	$(1,069,604)

Emerging Markets Select Equity Fund

Asset Valuation Inputs

Common Stocks

Brazil	$602,466	$3,092,751	$—	$3,695,217

China	1,685,031	13,254,371	—	14,939,402

France	—	609,215	—	609,215

Greece	—	812,854	—	812,854

India	—	12,809,686	—	12,809,686

Indonesia	—	4,226,303	—	4,226,303

Japan	—	397,575	—	397,575

Mexico	3,088,386	—	—	3,088,386

Philippines	—	183,580	—	183,580

Russia	—	—	66,134	66,134

South Korea	—	4,308,601	—	4,308,601

Switzerland	—	716,627	—	716,627

Taiwan	—	9,822,829	—	9,822,829

United Kingdom	—	999,092	—	999,092

United States	945,425	341,452	—	1,286,877

Vietnam	—	2,302,482	—	2,302,482

TOTAL COMMON STOCKS	6,321,308	53,877,418	66,134	60,264,860

Preferred Stocks

Brazil	—	1,039,693	—	1,039,693

TOTAL PREFERRED STOCKS	—	1,039,693	—	1,039,693

133

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Emerging Markets Select Equity Fund (continued)

Asset Valuation Inputs (continued)

Investment Funds

Russia	$—	$—	$9,610	$9,610

TOTAL INVESTMENT FUNDS	—	—	9,610	9,610

Mutual Funds

United States	514,068	—	—	514,068

TOTAL MUTUAL FUNDS	514,068	—	—	514,068

Short-Term Investments	530,645	—	—	530,645

Total Investments	7,366,021	54,917,111	75,744	62,358,876

Total	$7,366,021	$54,917,111	$75,744	$62,358,876

Liability Valuation Inputs

Derivatives^

Futures Contracts

Equity Risk	$(99,871)	$—	$—	$(99,871)

Total	$(99,871)	$—	$—	$(99,871)

International Equity Fund

Asset Valuation Inputs

Common Stocks

Australia	$—	$38,786,360	$—	$38,786,360

Belgium	—	22,522,194	—	22,522,194

Denmark	—	522,278	—	522,278

Finland	—	5,407,379	—	5,407,379

France	25,071,477	138,789,631	—	163,861,108

Germany	—	31,001,972	—	31,001,972

Hong Kong	—	14,107,978	—	14,107,978

Ireland	1,267,519	9,471,998	—	10,739,517

Italy	—	44,796,642	—	44,796,642

Japan	—	275,759,312	—	275,759,312

Netherlands	—	77,179,333	—	77,179,333

Norway	—	26,415,388	—	26,415,388

Portugal	—	3,878,529	—	3,878,529

Singapore	—	30,979,104	—	30,979,104

Spain	—	68,139,026	—	68,139,026

Sweden	—	6,337,301	—	6,337,301

Switzerland	30,342,950	32,832,588	—	63,175,538

United Kingdom	6,612,840	131,407,412	—	138,020,252

United States	—	258,098	—	258,098

TOTAL COMMON STOCKS	63,294,786	958,592,523	—	1,021,887,309

Preferred Stocks

Germany	—	17,643,029	—	17,643,029

TOTAL PREFERRED STOCKS	—	17,643,029	—	17,643,029

Debt Obligations

United States	1,000,241	—	—	1,000,241

TOTAL DEBT OBLIGATIONS	1,000,241	—	—	1,000,241

134

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

International Equity Fund (continued)

Asset Valuation Inputs (continued)

Mutual Funds

United States	$70,246,735	$—	$—	$70,246,735

TOTAL MUTUAL FUNDS	70,246,735	—	—	70,246,735

Short-Term Investments	1,168,664	—	—	1,168,664

Total Investments	135,710,426	976,235,552	—	1,111,945,978

Total	$135,710,426	$976,235,552	$—	$1,111,945,978

Liability Valuation Inputs

Derivatives^

Futures Contracts

Equity Risk	$(388,131)	$—	$—	$(388,131)

Total	$(388,131)	$—	$—	$(388,131)

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)

Asset Valuation Inputs

Common Stocks

Australia	$—	$15,853,833	$—	$15,853,833

Austria	—	2,319,644	—	2,319,644

Belgium	—	2,962,562	—	2,962,562

Canada	34,422,426	—	—	34,422,426

Denmark	—	5,673,394	—	5,673,394

Finland	—	8,971,576	—	8,971,576

France	449,159	41,924,123	—	42,373,282

Germany	—	13,725,488	—	13,725,488

Hong Kong	—	7,900,911	—	7,900,911

Ireland	863,550	—	—	863,550

Italy	405,224	13,906,964	—	14,312,188

Japan	4,955,155	67,600,937	—	72,556,092

Netherlands	—	15,129,617	—	15,129,617

Norway	—	4,401,077	—	4,401,077

Portugal	—	4,723	—	4,723

Russia	—	—	32	32

Singapore	—	1,702,637	—	1,702,637

Spain	—	14,743,748	—	14,743,748

Sweden	—	8,192,045	—	8,192,045

Switzerland	5,615,344	14,375,193	—	19,990,537

United Kingdom	21,679,805	10,810,444	—	32,490,249

TOTAL COMMON STOCKS	68,390,663	250,198,916	32	318,589,611

Preferred Stocks

Germany	—	1,996,934	—	1,996,934

TOTAL PREFERRED STOCKS	—	1,996,934	—	1,996,934

Mutual Funds

United States	2,700,000	—	—	2,700,000

TOTAL MUTUAL FUNDS	2,700,000	—	—	2,700,000

135

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund) (continued)

Asset Valuation Inputs (continued)

Short-Term Investments	$324,672	$—	$—	$324,672

Total Investments	71,415,335	252,195,850	32	323,611,217

Total	$71,415,335	$252,195,850	$32	$323,611,217

Japan Value Creation Fund

Asset Valuation Inputs

Common Stocks	$—	$107,807,834	$—	$107,807,834

Short-Term Investments	2,715,325	—	—	2,715,325

Total Investments	2,715,325	107,807,834	—	110,523,159

Total	$2,715,325	$107,807,834	$—	$110,523,159

Quality Cyclicals Fund

Asset Valuation Inputs

Common Stocks

Brazil	$—	$126,190	$—	$126,190

Canada	3,464,803	—	—	3,464,803

China	—	2,241,526	—	2,241,526

Finland	—	1,120,283	—	1,120,283

France	—	6,184,395	—	6,184,395

Germany	—	1,709,883	—	1,709,883

Hong Kong	—	1,034,431	—	1,034,431

Ireland	2,168,712	—	—	2,168,712

Mexico	5,020,829	—	—	5,020,829

Russia	—	—	36,726	36,726

Spain	—	4,224,921	—	4,224,921

United Kingdom	—	6,473,550	—	6,473,550

United States	37,913,126	—	—	37,913,126

TOTAL COMMON STOCKS	48,567,470	23,115,179	36,726	71,719,375

Preferred Stocks

Brazil	—	1,113,720	—	1,113,720

TOTAL PREFERRED STOCKS	—	1,113,720	—	1,113,720

Mutual Funds

United States	627,028	—	—	627,028

TOTAL MUTUAL FUNDS	627,028	—	—	627,028

Short-Term Investments	13,893	—	—	13,893

Total Investments	49,208,391	24,228,899	36,726	73,474,016

Total	$49,208,391	$24,228,899	$36,726	$73,474,016

Quality Fund

Asset Valuation Inputs

Common Stocks

China	$—	$89,120,786	$—	$89,120,786

France	—	345,474,518	—	345,474,518

136

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Quality Fund (continued)

Asset Valuation Inputs (continued)

Common Stocks (continued)

Germany	$—	$252,557,502	$—	$252,557,502

Spain	—	56,060,888	—	56,060,888

Switzerland	—	242,379,986	—	242,379,986

Taiwan	—	200,487,064	—	200,487,064

United Kingdom	—	448,645,791	—	448,645,791

United States	6,086,252,361	—	—	6,086,252,361

TOTAL COMMON STOCKS	6,086,252,361	1,634,726,535	—	7,720,978,896

Mutual Funds

United States	128,519,053	—	—	128,519,053

TOTAL MUTUAL FUNDS	128,519,053	—	—	128,519,053

Short-Term Investments	1,964,501	—	—	1,964,501

Total Investments	6,216,735,915	1,634,726,535	—	7,851,462,450

Total	$6,216,735,915	$1,634,726,535	$—	$7,851,462,450

Resource Transition Fund

Asset Valuation Inputs

Common Stocks

Argentina	$7,983,192	$—	$—	$7,983,192

Australia	—	1,811,510	—	1,811,510

Brazil	—	22,696,569	—	22,696,569

Canada	53,479,151	—	—	53,479,151

China	—	2,617,964	—	2,617,964

Denmark	—	7,642,383	—	7,642,383

Finland	—	4,549,823	—	4,549,823

France	—	12,584,403	—	12,584,403

Israel	—	4,541,762	—	4,541,762

Italy	—	1,089,558	—	1,089,558

Japan	—	9,233,585	—	9,233,585

Mexico	11,088,933	—	—	11,088,933

Norway	—	3,956,102	—	3,956,102

South Africa	—	14,507,156	—	14,507,156

Spain	—	929,094	—	929,094

Sweden	—	2,862,680	—	2,862,680

United Kingdom	—	56,139,265	—	56,139,265

United States	149,643,521	—	—	149,643,521

TOTAL COMMON STOCKS	222,194,797	145,161,854	—	367,356,651

Preferred Stocks

Brazil	—	24,800,933	—	24,800,933

Chile	8,556,053	—	—	8,556,053

TOTAL PREFERRED STOCKS	8,556,053	24,800,933	—	33,356,986

Mutual Funds

United States	5,653,412	—	—	5,653,412

TOTAL MUTUAL FUNDS	5,653,412	—	—	5,653,412

137

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Resource Transition Fund (continued)

Asset Valuation Inputs (continued)

Short-Term Investments	$1,038,432	$—	$—	$1,038,432

Total Investments	237,442,694	169,962,787	—	407,405,481

Total	$237,442,694	$169,962,787	$—	$407,405,481

Resources Fund

Asset Valuation Inputs

Common Stocks

Argentina	$22,750,777	$—	$—	$22,750,777

Australia	—	16,030,646	—	16,030,646

Austria	—	22,135,764	—	22,135,764

Brazil	—	62,056,446	—	62,056,446

Canada	182,020,658	—	—	182,020,658

China	—	25,014,411	—	25,014,411

Denmark	—	24,232,841	—	24,232,841

Finland	—	13,563,517	—	13,563,517

France	—	38,477,722	—	38,477,722

Hungary	—	14,901,665	—	14,901,665

India	—	23,561,955	—	23,561,955

Isle of Man	17,460,300	—	—	17,460,300

Israel	—	22,333,753	—	22,333,753

Italy	—	42,294,000	—	42,294,000

Japan	—	27,511,016	—	27,511,016

Mexico	34,446,674	—	—	34,446,674

Norway	—	49,980,228	—	49,980,228

Pakistan	—	658,537	—	658,537

Portugal	—	91,996,799	—	91,996,799

Russia	—	—	1,614,774	1,614,774

Singapore	—	—	0§	0§

South Africa	—	44,345,082	—	44,345,082

Spain	—	40,302,330	—	40,302,330

Sweden	—	8,182,375	—	8,182,375

Turkey	—	4,691,435	—	4,691,435

Ukraine	—	1,338,070	—	1,338,070

United Kingdom	—	289,391,424	—	289,391,424

United States	649,316,604	—	—	649,316,604

TOTAL COMMON STOCKS	905,995,013	863,000,016	1,614,774	1,770,609,803

Preferred Stocks

Brazil	—	154,070,853	—	154,070,853

Chile	26,713,099	—	—	26,713,099

Russia	—	—	562,325	562,325

TOTAL PREFERRED STOCKS	26,713,099	154,070,853	562,325	181,346,277

Mutual Funds

United States	15,131,789	—	—	15,131,789

TOTAL MUTUAL FUNDS	15,131,789	—	—	15,131,789

138

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Resources Fund (continued)

Asset Valuation Inputs (continued)

Short-Term Investments	$774,663	$—	$—	$774,663

Total Investments	948,614,564	1,017,070,869	2,177,099	1,967,862,532

Total	$948,614,564	$1,017,070,869	$2,177,099	$1,967,862,532

Small Cap Quality Fund

Asset Valuation Inputs

Common Stocks	$71,226,277	$—	$—	$71,226,277

Mutual Funds	1,447,496	—	—	1,447,496

Short-Term Investments	320,708	—	—	320,708

Total Investments	72,994,481	—	—	72,994,481

Total	$72,994,481	$—	$—	$72,994,481

U.S. Equity Fund

Asset Valuation Inputs

Common Stocks	$260,451,706	$—	$—	$260,451,706

Mutual Funds	3,664,361	—	—	3,664,361

Debt Obligations	350,521	—	—	350,521

Short-Term Investments	513,141	—	—	513,141

Total Investments	264,979,729	—	—	264,979,729

Derivatives^

Futures Contracts

Equity Risk	59,882	—	—	59,882

Total	$265,039,611	$—	$—	$265,039,611

U.S. Opportunistic Value Fund

Asset Valuation Inputs

Common Stocks	$416,214,108	$—	$—	$416,214,108

Mutual Funds	9,504,260	—	—	9,504,260

Short-Term Investments	317,511	—	—	317,511

Total Investments	426,035,879	—	—	426,035,879

Total	$426,035,879	$—	$—	$426,035,879

U.S. Small Cap Value Fund

Asset Valuation Inputs

Common Stocks	$30,917,220	$—	$—	$30,917,220

Mutual Funds	153,827	—	—	153,827

Rights/Warrants	—	—	36,350	36,350

Short-Term Investments	125,949	—	—	125,949

Total Investments	31,196,996	—	36,350	31,233,346

Total	$31,196,996	$—	$36,350	$31,233,346

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2023.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

At August 31, 2023, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Climate Change Fund	32,557,850	26,894,588	7,804,463	34,699,051
Emerging Markets Fund	14,622,460	—	15,635,101	15,635,101
Resources Fund	129,198,140	—	136,562,073	136,562,073

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders.

As a result of court cases involving several countries across the European Union, certain Funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service (the “IRS”). Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders). Based on current guidance from the IRS, it is expected that International Equity Fund and International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund) will enter into a closing agreement with the IRS. Accordingly, estimated charges related to International Equity Fund and International Opportunistic Value Fund’s (formerly Tax-Managed International Equities Fund) closing agreement liabilities are presented as a reduction of Investment Income in the Statements of Operations and their estimated closing agreement liabilities are presented as Payable for IRS closing agreement fees in the Statements of Assets and Liabilities.

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2023, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2023, certain Funds elected to defer to March 1, 2023 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Climate Change Fund	—	—
Emerging Markets ex-China Fund	—	(1,600,297)
Emerging Markets Fund	—	(16,286,704)
Emerging Markets Select Equity Fund	—	(16,310,162)
International Equity Fund	—	(12,365,740)
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	—	—
Japan Value Creation Fund	—	(1,723,625)
Quality Cyclicals Fund	—	—
Quality Fund	—	(43,083,480)
Resource Transition Fund	—	—
Resources Fund	—	—
Small Cap Quality Fund	—	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	—	—

As of February 28, 2023, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2023, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Climate Change Fund	(503,543)	(2,314,527)
Emerging Markets ex-China Fund	(13,036,850)	—
Emerging Markets Fund	(185,574,143)	(1,112,275,280)
Emerging Markets Select Equity Fund	(97,432,541)	(27,140,854)

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Fund Name	Short-Term ($)	Long-Term ($)
International Equity Fund	(800,218,525)	(98,670,937)
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	(2,758,138)	—
Japan Value Creation Fund	(51,479)	(3,628,512)
Quality Cyclicals Fund	—	—
Quality Fund	—	—
Resource Transition Fund	—	—
Resources Fund	—	—
Small Cap Quality Fund	—	—
U.S. Equity Fund	—	—
U.S. Opportunistic Value Fund	—	—
U.S. Small Cap Value Fund	(5,302,487)	—

As of August 31, 2023, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Climate Change Fund	1,069,318,952	80,936,867	(188,499,326)	(107,562,459)	—
Emerging Markets ex-China Fund	338,955,788	16,863,437	(108,714,328)	(91,850,891)	—
Emerging Markets Fund	1,215,751,896	34,065,449	(541,843,785)	(507,778,336)	(1,069,604)
Emerging Markets Select Equity Fund	81,570,320	2,845,759	(22,057,203)	(19,211,444)	(99,871)
International Equity Fund	1,142,188,623	81,697,254	(111,939,899)	(30,242,645)	(388,131)
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	320,396,386	10,155,802	(6,940,971)	3,214,831	—
Japan Value Creation Fund	116,554,654	8,699,010	(14,730,505)	(6,031,495)	—
Quality Cyclicals Fund	59,015,483	19,242,172	(4,783,639)	14,458,533	—
Quality Fund	4,449,388,357	3,484,368,706	(82,294,613)	3,402,074,093	—
Resource Transition Fund	480,631,909	8,410,303	(81,636,731)	(73,226,428)	—
Resources Fund	2,124,989,071	316,793,313	(473,919,852)	(157,126,539)	—
Small Cap Quality Fund	57,194,417	16,179,790	(379,726)	15,800,064	—
U.S. Equity Fund	247,402,373	27,018,094	(9,440,738)	17,577,356	59,882
U.S. Opportunistic Value Fund	426,750,759	19,398,872	(20,113,752)	(714,880)	—
U.S. Small Cap Value Fund	30,920,244	4,192,304	(3,879,202)	313,102	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed

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and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2023, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the period ended August 31, 2023, the Funds did not recognize dividends or foreign withholding on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

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If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

As of August 31, 2023, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Emerging Markets Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Emerging Markets Select Equity Fund	For the period from December 1, 2018 to November 22, 2019, the premium on cash purchases and the fee on cash redemptions were each 0.40% of the amount invested or redeemed. Prior to December 1, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.80% of the amount invested or redeemed.
Resources Fund	Prior to March 9, 2020, the premium on cash purchases and the fee on cash redemptions were each 0.30% of the amount invested or redeemed.

Other matters — Emerging Markets Fund (“EMF”)

Indian regulators alleged in 2002 that EMF violated some conditions under which it was granted permission to operate in India and have restricted some of EMF’s locally held assets pending resolution of the dispute. Although these locally held assets remain the property of EMF, a portion of the assets are not permitted to be withdrawn from EMF’s local custodial account located in India. The amount of restricted assets is small relative to the size of EMF, representing approximately 0.45% of the Fund’s total net assets as of August 31, 2023, though in recognition of the potential liability, a portion of that amount is included as a Miscellaneous payable within the Statements of Assets and Liabilities. The effect of this claim on the value of the restricted assets, and all matters relating to EMF’s response to these allegations, are subject to the supervision and control of GMO Trust’s Board of Trustees. Any costs in respect of this matter will be borne by EMF.

Recently-issued accounting guidance

In June 2022, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2022-03, “Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). The amendments in ASU 2022-03 apply to all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify guidance for fair value measurement of an equity security subject to a contractual sale restriction and establish new disclosure requirements for such equity securities. The amendments in ASU 2022-03 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023 with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X	X	X	X		X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X		X	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X		X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X		X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X		X	X	X	X	X	X	X	X
Commodities Risk	X									X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X		X	X	X	X	X	X
Fund of Funds Risk		X	X	X
Event-Driven Risk	X							X	X	X	X	X
Non-Diversified Funds		X		X			X			X

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Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. Each Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many Funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Funds also run the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Funds or impair Fund operations.

• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated. A Fund that invests in the securities of a small number of issuers has greater exposure to a decline in the market price of a particular security held by the Fund than if the Fund invested in the securities of a larger number of issuers.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices.

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• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

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• NON-DIVERSIFIED FUNDS. The following Funds are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

•	Emerging Markets ex-China Fund
•	Emerging Markets Select Equity Fund
•	Japan Value Creation Fund
•	Resource Transition Fund

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

A Fund also may use currency derivatives in an attempt to reduce some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of stocks of companies in a particular sector and GMO believes that stocks of companies in another sector will outperform those stocks, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which its equities are traded.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds may have investment exposures in excess of its net assets (i.e. the Fund may be leveraged).

A Fund’s foreign currency exposure may differ significantly from the currencies in which its equities are traded.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2023, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Emerging Markets Fund	Emerging Markets Select Equity Fund	International Equity Fund	International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund	U.S. Equity Fund	U.S. Small Cap Value Fund
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X	X

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

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The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023 and the Statements of Operations for the period ended August 31, 2023^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

Equity Contracts

Emerging Markets Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(1,069,604)

Total	$(1,069,604)

Net Realized Gain (Loss) on
Futures Contracts	$217,940

Total	$217,940

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(47,710)

Total	$(47,710)

Emerging Markets Select Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(99,871)

Total	$(99,871)

Net Realized Gain (Loss) on
Futures Contracts	$(81,665)

Total	$(81,665)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(99,871)

Total	$(99,871)

International Equity Fund
Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$(388,131)

Total	$(388,131)

Net Realized Gain (Loss) on
Futures Contracts	$366,338

Total	$366,338

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(36,020)

Total	$(36,020)

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)
Net Realized Gain (Loss) on
Futures Contracts	$15,210

Total	$15,210

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(2,645)

Total	$(2,645)

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Equity Contracts

U.S. Equity Fund
Asset Derivatives
Unrealized Appreciation on Futures Contracts¤	$59,882

Total	$59,882

Net Realized Gain (Loss) on
Futures Contracts	$372,756

Total	$372,756

Change in Net Appreciation (Depreciation) on
Futures Contracts	$9,968

Total	$9,968

U.S. Small Cap Value Fund
Net Realized Gain (Loss) on
Futures Contracts	$43,230

Total	$43,230

Change in Net Appreciation (Depreciation) on
Futures Contracts	$(14,011)

Total	$(14,011)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2023, if any.

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The average derivative activity of notional amounts (futures contracts), based on absolute values, at each month-end, was as follows for the period ended August 31, 2023:

Fund Name	Futures Contracts ($)
Emerging Markets Fund	39,168,553
Emerging Markets Select Equity Fund	2,304,940
International Equity Fund	9,613,219
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	70,768
U.S. Equity Fund	3,386,058
U.S. Small Cap Value Fund	186,018

5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Climate Change Fund	Emerging Markets ex-China Fund	Emerging Markets Fund	Emerging Markets Select Equity Fund	International Equity Fund	International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	Japan Value Creation Fund	Quality Cyclicals Fund	Quality Fund	Resource Transition Fund	Resources Fund	Small Cap Quality Fund	U.S. Equity Fund	U.S. Opportunistic Value Fund	U.S. Small Cap Value Fund
Management Fee	0.60%(a)	0.55%	0.65%(b)	0.55%(c)	0.50%	0.50%	0.50%	0.33%	0.33%	0.80%	0.50%	0.60%	0.31%	0.31%	0.31%

(a)	Prior to December 31, 2018, GMO voluntarily agreed to reduce its annual management fee by 0.15%.
(b)	Prior to June 30, 2020, GMO contractually agreed to reduce its annual management fee from 0.75% to 0.65%.
(c)	Prior to October 26, 2022, Emerging Markets Select Equity Fund’s management fee was 0.75%.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related

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information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class R6	Class I
Climate Change Fund		0.15%	0.10%*	0.085%*	0.055%*	0.15%	0.15%
Emerging Markets ex-China Fund	0.22%*	0.15%	0.105%*	0.085%*	0.055%	0.22%*	0.22%*
Emerging Markets Fund	0.22%	0.15%	0.105%*	0.085%*	0.055%	0.22%	0.22%
Emerging Markets Select Equity Fund	0.22%	0.15%*	0.105%*	0.085%	0.055%*	0.22%*	0.22%
International Equity Fund	0.22%*	0.15%	0.09%			0.22%*	0.22%
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)		0.15%				0.15%*	0.15%
Japan Value Creation Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Quality Cyclicals Fund		0.15%*	0.105%*	0.085%*	0.055%	0.15%*	0.15%
Quality Fund		0.15%	0.105%	0.085%*	0.055%	0.15%	0.15%
Resource Transition Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
Resources Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
Small Cap Quality Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%
U.S. Equity Fund		0.15%	0.10%*	0.085%*	0.055%	0.15%*	0.15%*
U.S. Opportunistic Value Fund		0.15%	0.10%	0.085%*	0.055%	0.15%	0.15%
U.S. Small Cap Value Fund		0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%*

*	Class is offered but has no shareholders as of August 31, 2023.

GMO has contractually agreed to reimburse Emerging Markets Fund for “Specified Operating Expenses” (as defined below). For U.S. Opportunistic Value Fund, International Equity Fund, International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund), Japan Value Creation Fund, Quality Cyclicals Fund, and U.S. Equity Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. For Resources Fund and U.S. Small Cap Value Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.10% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Emerging Markets Fund, “Specified Operating Expenses” does not include custody expenses.

With respect to Climate Change Fund, Emerging Markets ex-China Fund, Quality Fund, Emerging Markets Select Equity Fund, Resource Transition Fund and Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse each Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares (each, an “Expense Cap”). The Expense Cap for Climate Change Fund is 0.77% for Class III shares; 0.72% for Class IV shares; 0.705% for Class V shares; 0.675% for Class VI shares; 0.77% for Class R6 shares; and 0.77% for Class I shares. The Expense Cap for Emerging Markets ex-China Fund is 0.85% for Class II shares; 0.80% for Class III shares; 0.75%for Class IV shares; 0.70% for Class V shares; 0.67% for Class VI shares; 0.85% for Class R6 shares; and 0.85% for Class I shares. The Expense Cap for Quality Fund is 0.50% for Class III shares; 0.455% for Class IV shares; 0.435% for Class V shares; 0.405% for Class VI shares; 0.49% for Class R6 shares; and 0.49% for Class I shares. The Expense Cap for Emerging Markets Select Equity Fund is 0.75% for Class II shares; 0.70% for Class III shares; 0.65% for Class IV shares; 0.635% for Class V shares; 0.605% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. The Expense Cap for Resource Transition Fund is 0.95% for Class III shares; 0.90% for Class IV shares; 0.885% for Class V shares; 0.855% for Class VI shares;

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0.95% for Class R6 shares; and 0.95% for Class I shares. The Expense Cap for Small Cap Quality Fund is 0.75% for Class III shares; 0.70% for Class IV shares; 0.685% for Class V shares; 0.655% for Class VI shares; 0.75% for Class R6 shares; and 0.75% for Class I shares. Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded Expenses”), are excluded from the Expense Cap.

GMO is permitted to recover from Climate Change Fund, Emerging Markets ex-China Fund, Emerging Markets Select Equity Fund, Resources Fund and U.S. Small Cap Value Fund on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2023, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2023, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027
Climate Change Fund, Class III	$168,599	$105,427	$138,441	$46,841
Climate Change Fund, Class R6	$31,954	$37,789	$65,464	$25,310
Climate Change Fund, Class I	$23,165	$84,286	$172,425	$54,931
Emerging Markets ex-China Fund, Class III	—	$1,152	$12,927	$20,782
Emerging Markets ex-China Fund, Class VI	—	$240,690	$312,667	$195,686
Emerging Markets Select Equity Fund, Class II	—	—	$107,572	$141,417
Emerging Markets Select Equity Fund, Class V	—	—	$5,863	$51,125
Emerging Markets Select Equity Fund, Class I	—	—	$5,659	$19,845
U.S. Small Cap Value Fund, Class VI	—	—	—	$32,133

For each Fund that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fee and shareholder service fee, to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

In addition, for Emerging Markets Fund, GMO has contractually agreed to waive the shareholder service fees charged to each class of shares of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class’s average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, 0.02% for Class VI shares, 0.20% for Class R6 shares and 0.20% for Class I shares.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares of each Fund, except Small Cap Quality Fund and Emerging Markets Fund, to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I shares.

For Emerging Markets Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I assets to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.05% of the average daily net assets attributable to Class I shares.

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For Small Cap Quality Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares for the amounts paid by the Fund out of the net assets attributable to Class I shares to financial intermediaries for sub-transfer agency, recordkeeping and other administrative services provided with respect to Class I shareholders.

These contractual waivers and reimbursements will continue through at least June 30, 2024 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2023 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Climate Change Fund	25,276
Emerging Markets ex-China Fund	7,449
Emerging Markets Fund	27,089
Emerging Markets Select Equity Fund	2,067
International Equity Fund	37,212
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	2,042
Japan Value Creation Fund	3,196
Quality Cyclicals Fund	2,219
Quality Fund	198,811
Resource Transition Fund	12,306
Resources Fund	52,718
Small Cap Quality Fund	2,092
U.S. Equity Fund	7,667
U.S. Opportunistic Value Fund	8,678
U.S. Small Cap Value Fund	1,971

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2023, none of the Funds had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

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Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2023, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2023 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Climate Change Fund	—	633,117,135	—	511,761,307
Emerging Markets ex-China Fund	—	166,232,158	—	188,226,572
Emerging Markets Fund	2,001,684	548,142,908	3,801,491	683,007,764
Emerging Markets Select Equity Fund	—	40,705,637	—	102,887,890
International Equity Fund	—	510,118,758	2,997,771	788,664,240
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	—	381,724,626	—	94,363,063
Japan Value Creation Fund	—	16,088,420	—	23,547,499
Quality Cyclicals Fund	—	12,410,187	—	12,959,607
Quality Fund	—	1,249,042,157	—	1,388,704,490
Resource Transition Fund	—	197,042,232	—	192,260,146
Resources Fund	—	1,094,768,215	—	823,017,048
Small Cap Quality Fund	—	15,439,044	—	16,989,203
U.S. Equity Fund	350,050	113,051,043	—	110,786,649
U.S. Opportunistic Value Fund	—	351,085,563	—	212,851,475
U.S. Small Cap Value Fund	—	12,029,166	—	10,766,916

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

8.	Principal shareholders as of August 31, 2023

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Climate Change Fund	2	24.16%
Emerging Markets ex-China Fund	3#	58.59%

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Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Emerging Markets Fund	3#	57.72%
Emerging Markets Select Equity Fund*	3‡	72.80%
International Equity Fund	5§	85.35%
International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)	4§	62.63%
Japan Value Creation Fund	5§	73.56%
Quality Cyclicals Fund	3#	79.91%
Quality Fund	—	—
Resource Transition Fund	1	100.00%
Resources Fund	1	17.19%
Small Cap Quality Fund	4§	84.17%
U.S. Equity Fund	3‡	78.95%
U.S. Opportunistic Value Fund	4‡	70.85%
U.S. Small Cap Value Fund	3#	93.79%

#	Two of the shareholders are other funds of the Trust.
*	The Fund’s outstanding shares were owned by 10 or more shareholders as of August 31, 2023.
‡	One of the shareholders is another fund of the Trust.
§	Three of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Climate Change Fund

Class III:

Shares sold	2,710,579	$74,213,424	2,293,579	$63,698,181

Shares issued to shareholders in reinvestment of distributions	—	—	270,003	6,770,829

Shares repurchased	(705,930)	(19,415,723)	(1,296,895)	(36,085,920)

Net increase (decrease)	2,004,649	$54,797,701	1,266,687	$34,383,090

Class R6:

Shares sold	915,423	$25,219,118	2,750,968	$77,763,896

Shares issued to shareholders in reinvestment of distributions	—	—	119,945	3,035,164

Shares repurchased	(18,223)	(517,019)	(335,884)	(9,419,582)

Net increase (decrease)	897,200	$24,702,099	2,535,029	$71,379,478

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	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Climate Change Fund (continued)

Class I:

Shares sold	2,436,171	$67,762,036	8,677,070	$250,563,272

Shares issued to shareholders in reinvestment of distributions	—	—	306,421	7,654,596

Shares repurchased	(1,971,807)	(54,297,039)	(4,649,309)	(124,996,444)

Net increase (decrease)	464,364	$13,464,997	4,334,182	$133,221,424

Emerging Markets ex-China Fund

Class III:

Shares sold	20,250	$275,000	1,226,028	$16,900,000

Shares issued to shareholders in reinvestment of distributions	19,209	271,226	58,596	759,928

Shares repurchased	(48,993)	(682,000)	(31,508)	(420,000)

Net increase (decrease)	(9,534)	$(135,774)	1,253,116	$17,239,928

Class VI:

Shares sold	206,750	$2,793,666	7,082,596	$99,117,301

Shares issued to shareholders in reinvestment of distributions	208,730	2,949,357	1,038,893	13,467,979

Shares repurchased	(2,013,107)	(28,165,922)	(8,104,086)	(111,115,582)

Net increase (decrease)	(1,597,627)	$(22,422,899)	17,403	$1,469,698

Class I:(a)

Shares issued to shareholders in reinvestment of distributions	—	$5	1	$15

Shares repurchased	(27)	(390)	—	—

Net increase (decrease)	(27)	$(385)	1	$15

Emerging Markets Fund

Class II:

Shares sold	—	$—	1,277,650	$30,440,000

Shares issued to shareholders in reinvestment of distributions	41,733	935,645	291,417	6,477,785

Shares repurchased	(1,049,710)	(23,525,167)	(3,438,032)	(84,610,630)

Net increase (decrease)	(1,007,977)	$(22,589,522)	(1,868,965)	$(47,692,845)

Class III:

Shares sold	—	$—	390,168	$10,000,000

Shares issued to shareholders in reinvestment of distributions	1	34	162,785	3,655,845

Shares repurchased	—	—	(9,483,449)	(214,652,448)

Net increase (decrease)	1	$34	(8,930,496)	$(200,996,603)

Class VI:

Shares sold	363,652	$8,027,755	5,482,286	$139,068,333

Shares issued to shareholders in reinvestment of distributions	273,811	6,081,350	2,643,339	58,261,285

Shares repurchased	(5,824,264)	(129,454,107)	(22,625,062)	(523,227,468)

Net increase (decrease)	(5,186,801)	$(115,345,002)	(14,499,437)	$(325,897,850)

159

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	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Emerging Markets Fund (continued)

Class R6:

Shares sold	36,162	$807,566	330,449	$8,182,854

Shares issued to shareholders in reinvestment of distributions	5,772	129,398	67,172	1,501,438

Shares repurchased	(44,739)	(1,003,955)	(1,242,779)	(28,551,548)

Net increase (decrease)	(2,805)	$(66,991)	(845,158)	$(18,867,256)

Class I:

Shares sold	472,383	$10,422,109	4,488,230	$101,205,649

Shares issued to shareholders in reinvestment of distributions	38,022	850,544	305,559	6,768,479

Shares repurchased	(1,382,790)	(31,316,349)	(4,854,907)	(109,001,214)

Net increase (decrease)	(872,385)	$(20,043,696)	(61,118)	$(1,027,086)

Emerging Markets Select Equity Fund

Class II:

Shares sold	—	$—	70,922	$1,500,000

Shares issued to shareholders in reinvestment of distributions	2,855	53,616	160,512	2,821,893

Shares repurchased	(4,431,179)	(81,822,499)	(4,777,771)	(89,467,536)

Net increase (decrease)	(4,428,324)	$(81,768,883)	(4,546,337)	$(85,145,643)

Class V:

Shares sold	994,460	$18,000,004	1,879,699	$40,000,000

Shares issued to shareholders in reinvestment of distributions	4,347	81,285	193,914	3,512,029

Shares repurchased	(3,588)	(67,668)	(24,921,887)	(457,973,195)

Net increase (decrease)	995,219	$18,013,621	(22,848,274)	$(414,461,166)

Class I:

Shares sold	36,819	$677,000	50,310	$943,106

Shares issued to shareholders in reinvestment of distributions	815	15,271	10,306	181,455

Shares repurchased	(463)	(8,831)	(257,747)	(4,450,531)

Net increase (decrease)	37,171	$683,440	(197,131)	$(3,325,970)

International Equity Fund

Class II:(b)

Shares issued to shareholders in reinvestment of distributions	218	$4,872	3,425	$69,812

Shares repurchased	(216,797)	(4,852,623)	(34,224)	(706,423)

Net increase (decrease)	(216,579)	$(4,847,751)	(30,799)	$(636,611)

Class III:

Shares sold	480,261	$10,726,927	2,704,405	$57,352,993

Shares issued to shareholders in reinvestment of distributions	280,465	6,327,293	652,563	13,506,456

Shares repurchased	(2,487,735)	(55,539,160)	(2,014,765)	(41,365,309)

Net increase (decrease)	(1,727,009)	$(38,484,940)	1,342,203	$29,494,140

160

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

International Equity Fund (continued)

Class IV:

Shares sold	488,698	$11,083,242	2,432,877	$47,902,468

Shares issued to shareholders in reinvestment of distributions	591,544	13,321,570	2,465,511	50,894,941

Shares repurchased	(12,384,739)	(273,505,641)	(29,069,183)	(625,692,598)

Net increase (decrease)	(11,304,497)	$(249,100,829)	(24,170,795)	$(526,895,189)

Class I:

Shares sold	554	$12,985	—	$—

Shares issued to shareholders in reinvestment of distributions	2,276	51,531	5,087	105,835

Shares repurchased	—	—	(6,920)	(155,015)

Net increase (decrease)	2,830	$64,516	(1,833)	$(49,180)

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)

Class III:

Shares sold	21,441,146	$293,064,992	1,278,438	$17,610,421

Shares issued to shareholders in reinvestment of distributions	30,153	414,307	19,213	234,924

Shares repurchased	(562,951)	(7,755,002)	(1,189,473)	(14,788,808)

Net increase (decrease)	20,908,348	$285,724,297	108,178	$3,056,537

Class I:(c)

Shares sold	3,645	$50,735	—	$—

Net increase (decrease)	3,645	$50,735	—	$—

Japan Value Creation Fund

Class III:

Shares sold	—	$—	619,507	$11,000,000

Shares issued to shareholders in reinvestment of distributions	16,972	312,295	86,864	1,377,552

Shares repurchased	(44,197)	(815,000)	(436,366)	(8,137,284)

Net increase (decrease)	(27,225)	$(502,705)	270,005	$4,240,268

Class VI:

Shares sold	50,997	$873,972	959,693	$15,667,481

Shares issued to shareholders in reinvestment of distributions	50,849	936,139	384,538	6,098,598

Shares repurchased	(607,371)	(10,616,452)	(3,282,287)	(55,622,608)

Net increase (decrease)	(505,525)	$(8,806,341)	(1,938,056)	$(33,856,529)

Class I:

Shares sold	112,057	$2,020,696	50,299	$859,951

Shares issued to shareholders in reinvestment of distributions	2,092	38,446	7,979	126,318

Shares repurchased	(3,505)	(63,935)	(124,158)	(2,050,229)

Net increase (decrease)	110,644	$1,995,207	(65,880)	$(1,063,960)

161

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares		Amount

Quality Cyclicals Fund

Class VI:

Shares sold	17,530	$386,205	67,181		$1,423,995

Shares issued to shareholders in reinvestment of distributions	173,291	3,824,538	603,708		12,448,036

Shares repurchased	(32,025)	(720,581)	(2,996,166)		(68,150,996)

Net increase (decrease)	158,796	$3,490,162	(2,325,277)		$(54,278,965)

Class I:

Shares issued to shareholders in reinvestment of distributions	171	$3,765	390		$8,044

Shares repurchased	(170)	(3,765)	(390)		(8,044)

Net increase (decrease)	1	$—	—		$—

Quality Fund

Class III:

Shares sold	3,420,552	$90,357,928	29,027,931		$707,656,996

Shares issued to shareholders in reinvestment of distributions	142,357	3,927,643	10,035,515		241,386,991

Shares repurchased	(25,338,299)	(671,126,550)	(24,430,061)		(628,377,759)

Net increase (decrease)	(21,775,390)	$(576,840,979)	14,633,385		$320,666,228

Class IV:

Shares sold	10,006,887	$271,676,750	8,731,142		$219,481,613

Shares issued to shareholders in reinvestment of distributions	30,896	854,900	3,610,473		87,058,631

Shares repurchased	(598,567)	(16,000,000)	(27,218,142)		(660,313,180)

Net increase (decrease)	9,439,216	$256,531,650	(14,876,527)		$(353,772,936)

Class VI:

Shares sold	888,845	$23,126,853	16,844,643		$424,865,852

Shares issued to shareholders in reinvestment of distributions	179,834	4,961,626	11,765,228		282,951,395

Shares repurchased	(5,153,621)	(139,138,619)	(58,380,318	)(d)	(1,473,456,086) (d)

Net increase (decrease)	(4,084,942)	$(111,050,140)	(29,770,447)		$(765,638,839)

Class R6:

Shares sold	2,398,787	$64,226,642	17,754,787		$434,999,443

Shares issued to shareholders in reinvestment of distributions	50,188	1,382,676	2,148,260		51,549,418

Shares repurchased	(2,195,111)	(58,526,771)	(5,557,361)		(139,787,047)

Net increase (decrease)	253,864	$7,082,547	14,345,686		$346,761,814

Class I:

Shares sold	12,919,573	$342,104,392	7,697,744		$194,255,441

Shares issued to shareholders in reinvestment of distributions	35,896	987,512	1,845,669		44,276,266

Shares repurchased	(3,870,392)	(100,262,526)	(6,232,234)		(154,702,220)

Net increase (decrease)	9,085,077	$242,829,378	3,311,179		$83,829,487

162

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares		Amount

Resource Transition Fund

Class VI:(e)

Shares sold	—	$—	24,250,000	(f)	$485,000,000	(f)

Shares issued to shareholders in reinvestment of distributions	21,635	395,275	—		—

Net increase (decrease)	21,635	$395,275	24,250,000		$485,000,000

Resources Fund

Class III:

Shares sold	747,072	$17,995,874	5,838,113		$150,228,136

Shares issued to shareholders in reinvestment of distributions	285,711	6,845,640	977,612		23,410,659

Shares repurchased	(4,357,460)	(105,733,655)	(2,393,374)		(62,777,402)

Net increase (decrease)	(3,324,677)	$(80,892,141)	4,422,351		$110,861,393

Class IV:

Shares sold	6,932,625	$159,995,429	4,970,697		$138,669,163

Shares issued to shareholders in reinvestment of distributions	488,003	11,648,620	1,402,172		33,474,027

Shares repurchased	(600,991)	(14,500,000)	(6,146,566)		(158,835,193)

Net increase (decrease)	6,819,637	$157,144,049	226,303		$13,307,997

Class VI:

Shares sold	—	$(792)	5,144,338		$137,190,816

Shares issued to shareholders in reinvestment of distributions	69,418	1,657,703	3,298,787		78,893,459

Shares repurchased	(223,277)	(5,413,596)	(35,579,492	)(g)	(949,952,489	)(g)

Net increase (decrease)	(153,859)	$(3,756,685)	(27,136,367)		$(733,868,214)

Class R6:

Shares sold	3,068,426	$72,114,391	10,952,827		$284,224,101

Shares issued to shareholders in reinvestment of distributions	332,624	7,959,701	525,919		12,572,025

Shares repurchased	(1,345,843)	(32,240,955)	(2,566,399)		(67,345,487)

Net increase (decrease)	2,055,207	$47,833,137	8,912,347		$229,450,639

Class I:

Shares sold	11,401,907	$274,723,275	14,656,338		$394,486,306

Shares issued to shareholders in reinvestment of distributions	437,028	10,466,825	1,436,534		34,315,888

Shares repurchased	(4,373,988)	(104,680,462)	(9,009,983)		(232,952,111)

Net increase (decrease)	7,464,947	$180,509,638	7,082,889		$195,850,083

Small Cap Quality Fund

Class III:(h)

Shares sold	—	$—	579,284		$13,713,763

Shares issued to shareholders in reinvestment of distributions	19,022	448,529	48,771		1,078,895

Shares repurchased	(180,444)	(4,370,912)	(22,604)		(500,000)

Net increase (decrease)	(161,422)	$(3,922,383)	605,451		$14,292,658

163

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Small Cap Quality Fund (continued)

Class VI:(i)

Shares sold	163,356	$3,917,532	4,834,315	$95,350,175

Shares issued to shareholders in reinvestment of distributions	74,607	1,759,969	274,277	6,070,048

Shares repurchased	(96,158)	(2,321,438)	(2,778,035)	(63,501,222)

Net increase (decrease)	141,805	$3,356,063	2,330,557	$37,919,001

Class I:(h)

Shares sold	—	$—	871	$20,000

Shares issued to shareholders in reinvestment of distributions	30	708	74	1,643

Net increase (decrease)	30	$708	945	$21,643

U.S. Equity Fund

Class III:

Shares sold	9,345	$120,000	780,199	$9,542,163

Shares issued to shareholders in reinvestment of distributions	231,204	2,968,654	434,605	5,152,616

Shares repurchased	(57,080)	(731,605)	(3,111,887)	(38,988,204)

Net increase (decrease)	183,469	$2,357,049	(1,897,083)	$(24,293,425)

Class VI:

Shares sold	20,210	$250,000	3,361,946	$42,023,521

Shares issued to shareholders in reinvestment of distributions	929,324	11,765,242	1,952,253	22,833,817

Shares repurchased	(97,074)	(1,234,208)	(18,043,098)	(224,143,636)

Net increase (decrease)	852,460	$10,781,034	(12,728,899)	$(159,286,298)

U.S. Opportunistic Value Fund

Class III:(j)

Shares sold	—	$—	475	$10,000

Shares issued to shareholders in reinvestment of distributions	9	192	—	—

Net increase (decrease)	9	$192	475	$10,000

Class IV:(j)

Shares sold	3,538,937	$68,500,000	3,108,685	$65,500,000

Shares issued to shareholders in reinvestment of distributions	130,952	2,654,395	—	—

Net increase (decrease)	3,669,889	$71,154,395	3,108,685	$65,500,000

Class VI:(k)

Shares sold	614,682	$12,647,016	15,518,520	$308,964,640

Shares issued to shareholders in reinvestment of distributions	200,217	4,058,390	15,792	300,214

Shares repurchased	(613,962)	(12,282,000)	(4,854,860)	(98,745,000)

Net increase (decrease)	200,937	$4,423,406	10,679,452	$210,519,854

Class R6:(l)

Shares sold	19	$390	—	$—

Net increase (decrease)	19	$390	—	$—

164

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

U.S. Opportunistic Value Fund (continued)

Class I:(j)

Shares sold	3,255,479	$67,461,805	237	$5,000

Shares issued to shareholders in reinvestment of distributions	7,910	160,180	—	—

Shares repurchased	(23,636)	(480,649)	—	—

Net increase (decrease)	3,239,753	$67,141,336	237	$5,000

U.S. Small Cap Value Fund

Class VI:

Shares sold	94,705	$1,564,183	434,736	$7,112,560

Shares issued to shareholders in reinvestment of distributions	5,710	100,044	1,174,542	18,256,190

Shares repurchased	(32,954)	(555,815)	(12,753,368)	(205,859,000)

Net increase (decrease)	67,461	$1,108,412	(11,144,090)	$(180,490,250)

(a)	Class I liquidated on August 28, 2023.
(b)	Class II liquidated on August 28, 2023.
(c)	The period under the heading “Six Months Ended August 31, 2023” represents the period from August 14, 2023 (commencement of operations) through August 31, 2023.
(d)	4,031,474 shares and $97,279,466 were redeemed in-kind by an affiliate.
(e)	The period under the heading “Year Ended February 28, 2023” represents the period from February 15, 2023 (commencement of operations) through February 28, 2023.
(f)	13,124,792 shares and $262,495,845 were purchased in-kind by an affiliate.
(g)	9,969,459 shares and $262,495,845 were redeemed in-kind by an affiliate.
(h)	The period under the heading “Year Ended February 28, 2023” represents the period from November 15, 2022 (commencement of operations) through February 28, 2023.
(i)	The period under the heading “Year Ended February 28, 2023” represents the period from September 20, 2022 (commencement of operations) through February 28, 2023.
(j)	The period under the heading “Year Ended February 28, 2023” represents the period from February 15, 2023 (commencement of operations) through February 28, 2023.
(k)	The period under the heading “Year Ended February 28, 2023” represents the period from December 13, 2022 (commencement of operations) through February 28, 2023.
(l)	The period under the heading “Six Months Ended August 31, 2023” represents the period from August 28, 2023 (commencement of operations) through August 31, 2023.

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Climate Change Fund
GMO U.S. Treasury Fund	$27,154,401	$290,965,735	$288,059,181	$513,600	**	$—	$53,943	$23,029	$30,137,927

165

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Emerging Markets ex-China Fund
GMO U.S. Treasury Fund	$319,023	$59,894,081	$54,050,000	$141,050	$—	$12,533	$—	$6,175,637

Emerging Markets Fund
Anilana Hotels & Properties Ltd	$258,636	$—	$—	$—	$—	$—	$34,733	$293,369
GMO Emerging Markets Select Equity Fund, Class V	—	18,058,778	—	58,773	—	—	337,040	18,395,818
GMO U.S. Treasury Fund	15,345,992	116,706,997	118,010,605	211,717	—	132	—	14,042,516

Totals	$15,604,628	$134,765,775	$118,010,605	$270,490	$—	$132	$371,773	$32,731,703

Emerging Markets Select Equity Fund
GMO U.S. Treasury Fund	$712,446	$4,961,382	$5,160,000	$11,560	$—	$240	$—	$514,068

International Equity Fund
GMO U.S. Treasury Fund	$72,610,442	$154,350,000	$156,850,000	$1,685,795	$—	$124,761	$11,532	$70,246,735

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)
GMO U.S. Treasury Fund	$1,160,296	$47,470,000	$45,932,421	$64,059	$—	$3,699	$(1,574)	$2,700,000

Quality Cyclicals Fund
GMO U.S. Treasury Fund	$680,863	$6,600,000	$6,655,000	$16,650	$—	$710	$455	$627,028

Quality Fund
GMO U.S. Treasury Fund	$116,238,335	$527,260,000	$515,100,000	$2,718,608	$—	$157,550	$(36,832)	$128,519,053

Resource Transition Fund
GMO U.S. Treasury Fund	$3,512,040	$25,533,511	$23,400,000	$140,759	$—	$7,861	$—	$5,653,412

Resources Fund
GMO U.S. Treasury Fund	$39,264,526	$368,050,001	$392,205,000	$977,046	$—	$16,540	$5,722	$15,131,789

Small Cap Quality Fund
GMO U.S. Treasury Fund	$611,750	$2,582,404	$1,750,000	$31,781	$—	$3,317	$25	$1,447,496

U.S. Equity Fund
GMO U.S. Treasury Fund	$3,058,032	$3,400,000	$2,800,000	$91,445	$—	$1,400	$4,929	$3,664,361

U.S. Opportunistic Value Fund
GMO U.S. Treasury Fund	$5,821,730	$92,678,436	$89,005,000	$158,819	$—	$9,094	$—	$9,504,260

166

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

U.S. Small Cap Value Fund
GMO U.S. Treasury Fund	$344,916	$1,950,000	$2,142,000	$9,929	$—	$911	$—	$153,827

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through August 31, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $317,767 in Climate Change Fund during the period.

11.	Subsequent events

In October 2023, the Board of Trustees of GMO Trust approved the liquidation of GMO Emerging Markets Select Equity Fund. The Fund is expected to liquidate on or about November 15, 2023.

Subsequent to August 31, 2023, GMO Emerging Markets Fund received notification from a shareholder of its intent to redeem approximately 31% of the Fund. The redemption is expected to occur in two tranches with the first at the end of October and the second in November.

Subsequent to August 31, 2023, GMO U.S. Equity Fund received notification from a shareholder of its intent to redeem approximately 51% of the Fund. The redemption is expected to occur in two tranches with the first at the end of October and the second in November.

167

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2023 (Unaudited)

GMO Climate Change Fund

Approval of renewal of management agreement for GMO Climate Change Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other vehicles and that other account. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund

168

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets ex-China Fund

Approval of renewal of management agreement for GMO Emerging Markets ex-China Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

169

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets Fund

Approval of renewal of management agreement for GMO Emerging Markets Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

170

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Markets Select Equity Fund

Approval of renewal of management agreement and sub-advisory agreement for GMO Emerging Markets Select Equity Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”), and the sub-advisory agreement among GMO, GMO Singapore Pte. Limited (“GMO Singapore”) and the Trust, on behalf of the Fund.

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement and sub-advisory agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

171

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO. In addition, the Trustees reviewed the fee payable by GMO to GMO Singapore under the Fund’s sub-advisory agreement and considered the services that GMO Singapore provided the Fund. The Trustees noted that GMO Singapore’s sub-advisory fee was paid by GMO out of GMO’s management fee and not directly by the Fund.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management and sub-advisory agreements and that the fees charged under those agreements were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement and sub-advisory agreement for another year.

GMO International Equity Fund

Approval of renewal of management agreement for GMO International Equity Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

172

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund)

Approval of renewal of management agreement for GMO International Opportunistic Value Fund (the “Fund”) (formerly known as “GMO Tax-Managed International Equities Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

173

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO-Usonian Japan Value Creation Fund

Approval of renewal of management agreement for GMO-Usonian Japan Value Creation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

174

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

175

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

GMO Quality Cyclicals Fund

Approval of renewal of management agreement for GMO Quality Cyclicals Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

176

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Quality Fund

Approval of renewal of management agreement for GMO Quality Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service, to fees GMO anticipated receiving for providing management and other services to a potential new exchange-traded fund with an investment strategy expected to be similar to that of the Fund, to fees received by GMO for providing sub-investment advisory services to a third-party managed fund with an investment strategy similar to that of the Fund, and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund , to that third-party managed fund, and to those other vehicles and those other accounts and the services to be provided to the potential new exchange-traded fund, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in providing sub-investment advisory services to that third-party managed fund and managing those other vehicles and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

177

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Resources Fund

Approval of renewal of management agreement for GMO Resources Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicle and separately managed accounts with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other vehicle and those other accounts, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other vehicle and those other accounts. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

178

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Equity Fund

Approval of renewal of management agreement for GMO U.S. Equity Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

179

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Small Cap Value Fund

Approval of renewal of management agreement for GMO U.S. Small Cap Value Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

180

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund. The Trustees also reviewed information regarding average brokerage commissions paid by the Funds and by certain other pooled investment vehicles and separately managed accounts advised by GMO.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

181

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2023 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

•	Monitoring of factors material to liquidity risk for each Fund;
•	Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;
•	Oversight of third parties providing services in support of the Program;
•	Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;
•	A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;
•	Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 15, 2023 addressing the Program’s operation, adequacy and effectiveness.

182

GMO Trust Funds

Fund Expenses

August 31, 2023 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2023.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction cost, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2023 through August 31, 2023.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Climate Change Fund

Class III	$1,000.00	$908.00	$3.69	$1,000.00	$1,021.27	$3.91	0.77%

Class R6	$1,000.00	$907.80	$3.69	$1,000.00	$1,021.27	$3.91	0.77%

Class I	$1,000.00	$907.40	$4.17	$1,000.00	$1,020.76	$4.42	0.87%

Emerging Markets ex-China Fund

Class III	$1,000.00	$1,065.80	$4.15	$1,000.00	$1,021.12	$4.06	0.80%

Class VI	$1,000.00	$1,066.90	$3.48	$1,000.00	$1,021.77	$3.40	0.67%

Emerging Markets Fund

Class II	$1,000.00	$1,029.60	$4.95	$1,000.00	$1,020.26	$4.93	0.97%

Class III	$1,000.00	$1,029.60	$4.64	$1,000.00	$1,020.56	$4.62	0.91%

Class VI	$1,000.00	$1,030.20	$4.03	$1,000.00	$1,021.17	$4.01	0.79%

Class R6	$1,000.00	$1,029.40	$4.90	$1,000.00	$1,020.31	$4.88	0.96%

Class I	$1,000.00	$1,029.20	$5.20	$1,000.00	$1,020.01	$5.18	1.02%

Emerging Markets Select Equity Fund

Class II	$1,000.00	$1,032.60	$3.88	$1,000.00	$1,021.32	$3.86	0.76%

Class V	$1,000.00	$1,034.00	$3.27	$1,000.00	$1,021.92	$3.25	0.64%

Class I	$1,000.00	$1,032.50	$4.34	$1,000.00	$1,020.86	$4.32	0.85%

International Equity Fund

Class III	$1,000.00	$1,069.00	$3.48	$1,000.00	$1,021.77	$3.40	0.67%

Class IV	$1,000.00	$1,069.20	$3.17	$1,000.00	$1,022.07	$3.10	0.61%

Class I	$1,000.00	$1,067.80	$4.37	$1,000.00	$1,020.91	$4.27	0.84%

183

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2023 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio

International Opportunistic Value Fund (formerly Tax-Managed International Equities Fund)

Class III	$1,000.00	$1,058.00	$3.52	$1,000.00	$1,021.72	$3.46	0.68%

Class I(a)	$1,000.00	$998.60	$0.37	$1,000.00	$1,021.17	$4.01	0.79%

Japan Value Creation Fund

Class III	$1,000.00	$1,106.30	$3.55	$1,000.00	$1,021.77	$3.40	0.67%

Class VI	$1,000.00	$1,106.50	$3.07	$1,000.00	$1,022.22	$2.95	0.58%

Class I	$1,000.00	$1,105.30	$4.07	$1,000.00	$1,021.27	$3.91	0.77%

Quality Cyclicals Fund

Class VI	$1,000.00	$1,057.90	$2.12	$1,000.00	$1,023.08	$2.08	0.41%

Class I	$1,000.00	$1,056.80	$3.15	$1,000.00	$1,022.07	$3.10	0.61%

Quality Fund

Class III	$1,000.00	$1,187.60	$2.75	$1,000.00	$1,022.62	$2.54	0.50%

Class IV	$1,000.00	$1,187.50	$2.47	$1,000.00	$1,022.87	$2.29	0.45%

Class VI	$1,000.00	$1,188.40	$2.20	$1,000.00	$1,023.13	$2.03	0.40%

Class R6	$1,000.00	$1,187.50	$2.69	$1,000.00	$1,022.67	$2.49	0.49%

Class I	$1,000.00	$1,187.10	$3.24	$1,000.00	$1,022.17	$3.00	0.59%

Resource Transition Fund

Class VI	$1,000.00	$889.60	$4.08	$1,000.00	$1,020.81	$4.37	0.86%

Resources Fund

Class III	$1,000.00	$969.20	$3.51	$1,000.00	$1,021.57	$3.61	0.71%

Class IV	$1,000.00	$969.40	$3.27	$1,000.00	$1,021.82	$3.35	0.66%

Class VI	$1,000.00	$969.40	$3.02	$1,000.00	$1,022.07	$3.10	0.61%

Class R6	$1,000.00	$969.00	$3.51	$1,000.00	$1,021.57	$3.61	0.71%

Class I	$1,000.00	$968.60	$4.01	$1,000.00	$1,021.06	$4.12	0.81%

Small Cap Quality Fund

Class III	$1,000.00	$1,154.60	$4.12	$1,000.00	$1,021.32	$3.86	0.76%

Class VI	$1,000.00	$1,155.00	$3.58	$1,000.00	$1,021.82	$3.35	0.66%

Class I	$1,000.00	$1,154.90	$4.06	$1,000.00	$1,021.37	$3.81	0.75%

U.S. Equity Fund

Class III	$1,000.00	$1,086.60	$2.52	$1,000.00	$1,022.72	$2.44	0.48%

Class VI	$1,000.00	$1,086.50	$1.99	$1,000.00	$1,023.23	$1.93	0.38%

U.S. Opportunistic Value Fund

Class III	$1,000.00	$1,031.60	$2.45	$1,000.00	$1,022.72	$2.44	0.48%

Class IV	$1,000.00	$1,031.80	$2.20	$1,000.00	$1,022.98	$2.19	0.43%

Class VI	$1,000.00	$1,032.20	$1.94	$1,000.00	$1,023.23	$1.93	0.38%

Class R6(b)	$1,000.00	$1,009.90	$0.04	$1,000.00	$1,022.82	$2.34	0.46%

Class I	$1,000.00	$1,031.00	$3.01	$1,000.00	$1,022.17	$3.00	0.59%

U.S. Small Cap Value Fund

Class VI	$1,000.00	$1,023.60	$2.44	$1,000.00	$1,022.72	$2.44	0.48%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2023, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(a)

For the period August 14, 2023 (commencement of operations) through August 31, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2023, multiplied by the average account value over the period, multiplied by 18 days in the period, divided by 366 days in the year.

(b)

For the period August 28, 2023 (commencement of operations) through August 31, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2023, multiplied by the average account value over the period, multiplied by 3 days in the period, divided by 366 days in the year.

184

SR-083123-EQ

GMO Trust

Semiannual Report

August 31, 2023

Asset Allocation Bond Fund

Emerging Country Debt Fund

High Yield Fund

Multi-Sector Fixed Income Fund

Opportunistic Income Fund

U.S. Treasury Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-fixed income investments, management and operational risk, market risk-asset backed securities, credit risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Short-Term Investments	73.8%
Debt Obligations	25.3
Futures Contracts	2.2
Forward Currency Contracts	0.6
Other	(1.9)

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

1

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 25.4%

		U.S. Government — 25.4%
	5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61%, due 01/31/25 (a)	5,007,444

		TOTAL DEBT OBLIGATIONS (COST $5,001,618)	5,007,444

		SHORT-TERM INVESTMENTS — 73.8%

		Sovereign and Sovereign Agency Issuers — 9.4%
JPY	270,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/04/23	1,855,747

		Repurchase Agreements — 60.7%
	12,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 08/31/23 maturing on 09/01/23 with a maturity value of $12,001,757 and an effective yield of 5.27%, collateralized by a U.S. Treasury Note with maturity date 08/15/26 and a market value of $12,221,370.	12,000,000

Shares	Description	Value ($)

	Money Market Funds — 3.7%
734,638	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (b)	734,638

	TOTAL SHORT-TERM INVESTMENTS (COST $14,663,599)	14,590,385

	TOTAL INVESTMENTS — 99.2% (Cost $19,665,217)	19,597,829

	Other Assets and Liabilities (net) — 0.8%	161,281

	TOTAL NET ASSETS — 100.0%	$19,759,110

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold	Currency Purchased	Net Unrealized Appreciation (Depreciation)($)

09/05/2023	CITI	JPY 270,000,000	USD 1,970,952	$115,218

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
55	U.S. Long Bond (CBT)	December 2023	6,692,812	88,812
57	U.S. Treasury Note 10 Yr. (CBT)	December 2023	6,328,781	67,476
43	U.S. Treasury Note 2 Yr. (CBT)	December 2023	8,763,602	22,185
129	U.S. Treasury Note 5 Yr. (CBT)	December 2023	13,792,922	94,113
47	U.S. Treasury Ultra 10 Yr. (CBT)	December 2023	5,457,141	66,464
37	U.S. Ultra Bond (CBT)	December 2023	4,790,344	91,578

			$45,825,602	$430,628

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	2

GMO Asset Allocation Bond Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 48.

3	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	93.7%
Short-Term Investments	1.8
Loan Assignments	1.0
Rights/Warrants	0.7
Investment Funds	0.5
Loan Participations	0.4
Swap Contracts	0.4
Forward Currency Contracts	0.2
Written Options/Credit Linked Options	0.0 ^
Reverse Repurchase Agreements	(1.2)
Other	2.5

100.0%

Country/Region Summary¤	% of Investments

Mexico	6.6%
Saudi Arabia	6.2
Turkey	6.2
Bahrain	5.6
Oman	5.6
Dominican Republic	5.4
Colombia	5.1
South Africa	4.7
Argentina	4.4
Indonesia	4.4
Jordan	3.5
Panama	3.5
Egypt	3.1
Ecuador	2.7
United Arab Emirates	2.7
Romania	2.6
Peru	2.5
Chile	2.4
Kenya	2.3
Kazakhstan	2.1
Vietnam	2.1
Philippines	2.0
Nigeria	1.9
Israel	1.8
Ghana	1.7
Brazil	1.4
India	1.4
Sri Lanka	1.4
Ukraine	1.3
Costa Rica	1.2
Other Emerging	1.2 †
Tunisia	1.0

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

4

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		DEBT OBLIGATIONS — 93.6%

		Albania — 1.7%
		Sovereign and Sovereign Agency Issuers — 1.7%
	40,349,849	Republic of Albania Par Bond, Zero Coupon, due 08/31/25 (a) (b)	35,700,458
EUR	9,200,000	Republic of Albania Par Bond, Reg S, 3.50%, due 11/23/31	8,275,212

		Total Albania	43,975,670

		Angola — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	18,900,000	Angolan Government International Bond, Reg S, 9.38%, due 05/08/48	14,399,532

		Argentina — 3.3%
		Sovereign and Sovereign Agency Issuers — 3.3%
	21,690,713	Republic of Argentina, 1.00%, due 07/09/29	6,967,025
	26,333,493	Republic of Argentina, Step Up, 0.75%, due 07/09/30	8,796,967
JPY	330,767,207	Republic of Argentina, Variable Rate, 4.33%, due 12/31/33 (c)	494,463
	42,247,942	Republic of Argentina, Step Up, 3.63%, due 07/09/35	12,409,911
EUR	25,230,000	Republic of Argentina, Step Up, 3.75%, due 01/09/38	8,025,517
	42,198,994	Republic of Argentina, Step Up, 4.25%, due 01/09/38	14,413,789
JPY	271,173,000	Republic of Argentina, 0.67%, due 12/31/38 (c)	294,480
EUR	6,660,000	Republic of Argentina, Step Up, 3.00%, due 07/09/41	1,910,737
	64,101,240	Republic of Argentina, Step Up, 3.50%, due 07/09/41	19,720,746
	42,447,000	Republic of Argentina, Step Up, 3.63%, due 07/09/46	12,626,709

		Total Argentina	85,660,344

		Azerbaijan — 0.5%
		Sovereign and Sovereign Agency Issuers — 0.5%
	13,100,000	Republic of Azerbaijan International Bond, Reg S, 5.13%, due 09/01/29	12,359,850

		Bahamas — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	8,840,000	Bahamas Government International Bond, Reg S, 6.00%, due 11/21/28	7,227,849
	4,400,000	Bahamas Government International Bond, Reg S, 9.00%, due 06/16/29	3,910,236
	15,200,000	Bahamas Government International Bond, Reg S, 8.95%, due 10/15/32	12,978,672
	900,000	Bahamas Government International Bond, Reg S, 7.13%, due 04/02/38	704,061

		Total Bahamas	24,820,818

Par Value†		Description	Value ($)

		Bahrain — 2.6%
		Sovereign and Sovereign Agency Issuers — 2.6%
	5,000,000	Bahrain Government International Bond, 144A, 7.75%, due 04/18/35	5,110,400
	68,190,000	Bahrain Government International Bond, Reg S, 7.50%, due 09/20/47	62,727,299
	500,000	Bahrain Government International Bond, Reg S, 6.25%, due 01/25/51	398,680

		Total Bahrain	68,236,379

		Barbados — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	16,520,000	Barbados Government International Bond, Reg S, 6.50%, due 10/01/29	15,379,624

		Belarus — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	8,304,000	Development Bank of the Republic of Belarus JSC, Reg S, 6.75%, due 05/02/24 (c) (d)	3,197,040
	20,300,000	Republic of Belarus International Bond, Reg S, 6.20%, due 02/28/30 (c) (d)	7,815,500

		Total Belarus	11,012,540

		Benin — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	3,650,000	Benin Government International Bond, Reg S, 6.88%, due 01/19/52	2,717,520

		Bermuda — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	5,690,000	Bermuda Government International Bond, Reg S, 4.75%, due 02/15/29	5,490,281

		Bolivia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	6,900,000	Bolivian Government International Bond, Reg S, 4.50%, due 03/20/28	4,300,425

		Brazil — 1.8%
		Corporate Debt — 0.8%
	22,897,672	MV24 Capital BV, Reg S, 6.75%, due 06/01/34	20,590,502

		Sovereign and Sovereign Agency Issuers — 1.0%
	7,400,000	Petrobras Global Finance BV, 6.85%, due 06/05/2115	6,470,375
	11,600,000	Republic of Brazil, 4.75%, due 01/14/50	8,514,052
BRL	60,119,770	Rio Smart Lighting Sarl, Reg S, 12.25%, due 09/20/32 (e)	12,489,052

			27,473,479

		Total Brazil	48,063,981

5	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Bulgaria — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
EUR	2,800,000	Bulgarian Energy Holding EAD, Reg S, 2.45%, due 07/22/28	2,556,738

		Cameroon — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
EUR	9,900,000	Republic of Cameroon International Bond, Reg S, 5.95%, due 07/07/32	7,308,436

		Chile — 2.4%
		Corporate Debt — 0.9%
	16,611,000	Enel Generacion Chile SA, 8.13%, due 02/01/97 (a)	15,549,557
	23,601,659	Inversiones Latin America Power Ltda, Reg S, 5.13%, due 06/15/33	9,785,956

			25,335,513

		Sovereign and Sovereign Agency Issuers — 1.5%
	4,400,000	Chile Electricity Lux MPC Sarl, 144A, 6.01%, due 01/20/33	4,443,120
	5,600,000	Chile Government International Bond, 3.10%, due 05/07/41	4,076,016
	4,000,000	Corp Nacional del Cobre de Chile, Reg S, 5.13%, due 02/02/33	3,833,600
	6,100,000	Empresa Nacional del Petroleo, Reg S, 5.25%, due 11/06/29	5,800,917
	3,900,000	Empresa Nacional del Petroleo, Reg S, 3.45%, due 09/16/31	3,210,870
	22,950,000	Empresa Nacional del Petroleo, Reg S, 4.50%, due 09/14/47	17,032,343

			38,396,866

		Total Chile	63,732,379

		China — 0.3%
		Corporate Debt — 0.3%
	11,200,000	China Evergrande Group, Reg S, 11.50%, due 01/22/23 (d)	448,000
	14,300,000	China Evergrande Group, Reg S, 12.00%, due 01/22/24 (d)	629,200
	7,500,000	China Evergrande Group, Reg S, 10.50%, due 04/11/24 (d)	300,000
	7,300,000	Huarong Finance Co Ltd, Reg S, 4.75%, due 04/27/27	5,704,804
	6,100,000	Scenery Journey Ltd, Reg S, 11.50%, due 10/24/22 (d)	244,000
	2,100,000	Scenery Journey Ltd, Reg S, 13.00%, due 11/06/22 (d)	84,000
	3,600,000	Scenery Journey Ltd, Reg S, 12.00%, due 10/24/23 (d)	144,000
	4,100,000	Scenery Journey Ltd, Reg S, 13.75%, due 11/06/23 (d)	164,000

		Total China	7,718,004

Par Value†		Description	Value ($)

		Colombia — 4.4%
		Corporate Debt — 0.2%
COP	26,927,998,398	PA Autopista Rio Magdalena, Reg S, 6.05%, due 06/15/36	5,249,989

		Sovereign and Sovereign Agency Issuers — 4.2%
	1,092,000	Colombia Government International Bond, 8.38%, due 02/15/27 (a)	1,111,445
	3,100,000	Colombia Government International Bond, 11.85%, due 03/09/28 (a)	3,560,515
	4,700,000	Colombia Government International Bond, 7.50%, due 02/02/34	4,658,546
	77,100,000	Colombia Government International Bond, 5.63%, due 02/26/44	58,406,334
	12,900,000	Colombia Government International Bond, 5.20%, due 05/15/49	9,064,314
	10,600,000	Ecopetrol SA, 8.88%, due 01/13/33	10,716,865
	20,900,000	Ecopetrol SA, 5.88%, due 11/02/51	14,015,122
COP	41,560,000,000	Empresas Publicas de Medellin ESP, Reg S, 8.38%, due 11/08/27	8,224,826

			109,757,967

		Total Colombia	115,007,956

		Congo Republic (Brazzaville) — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	38,164,654	Republic of Congo, Reg S, Step Up, 6.00%, due 06/30/29 (c)	31,728,948

		Costa Rica — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	4,100,000	Costa Rica Government International Bond, 144A, 6.55%, due 04/03/34	4,123,657
	11,231,000	Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45 (f)	11,270,982
	8,298,000	Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43 (f)	6,905,596

		Total Costa Rica	22,300,235

		Czech Republic — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,458,000	CEZ AS, Reg S, 5.63%, due 04/03/42	4,002,550

		Dominican Republic — 2.9%
		Sovereign and Sovereign Agency Issuers — 2.9%
	7,600,000	Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48 (f)	6,491,844
	4,410,000	Dominican Republic International Bond, Reg S, 6.40%, due 06/05/49	3,688,656
	84,929,000	Dominican Republic International Bond, Reg S, 5.88%, due 01/30/60	65,013,150

		Total Dominican Republic	75,193,650

		Ecuador — 2.4%
		Sovereign and Sovereign Agency Issuers — 2.4%
	1,300,000	Ecuador Government International Bond, 5.00%, due 02/28/25 (c)	1,196,000

See accompanying notes to the financial statements.	6

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Ecuador — continued
	Sovereign and Sovereign Agency Issuers — continued
6,146,892	Ecuador Government International Bond, Reg S, Zero Coupon, due 07/31/30 (f)	1,688,797
19,676,250	Ecuador Government International Bond, Reg S, Step Up, 6.00%, due 07/31/30	9,567,774
97,987,125	Ecuador Government International Bond, Reg S, Step Up, 3.50%, due 07/31/35	35,661,434
27,303,750	Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/40 (f)	8,876,722
5,766,763	Ecuador Social Bond Sarl, Reg S, Zero Coupon, due 01/30/35	4,428,701

	Total Ecuador	61,419,428

	Egypt — 2.0%
	Sovereign and Sovereign Agency Issuers — 2.0%
24,000,000	Egypt Government International Bond, Reg S, 8.70%, due 03/01/49	12,643,680
46,800,000	Egypt Government International Bond, Reg S, 8.88%, due 05/29/50	24,956,568
27,264,000	Egypt Government International Bond, Reg S, 8.15%, due 11/20/59	13,897,279

	Total Egypt	51,497,527

	El Salvador — 0.9%
	Sovereign and Sovereign Agency Issuers — 0.9%
6,200,000	El Salvador Government International Bond, Reg S, 8.25%, due 04/10/32	4,714,604
2,375,000	El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35 (f)	1,673,639
24,500,000	El Salvador Government International Bond, Reg S, 7.12%, due 01/20/50	16,241,295

	Total El Salvador	22,629,538

	Ethiopia — 0.1%
	Sovereign and Sovereign Agency Issuers — 0.1%
2,990,000	Ethiopia International Bond, Reg S, 6.63%, due 12/11/24	1,944,995

	Gabon — 0.7%
	Sovereign and Sovereign Agency Issuers — 0.7%
8,100,000	Gabon Blue Bond Master Trust, 144A, 6.10%, due 08/01/38	7,972,833
4,100,000	Gabon Government International Bond, Reg S, 6.63%, due 02/06/31	2,965,735
10,600,000	Gabon Government International Bond, Reg S, 7.00%, due 11/24/31	7,643,554

	Total Gabon	18,582,122

	Ghana — 1.5%
	Sovereign and Sovereign Agency Issuers — 1.5%
9,000,000	Republic of Ghana, Reg S, 8.88%, due 05/07/42 (d)	3,706,200
12,900,000	Republic of Ghana, Reg S, 8.63%, due 06/16/49 (d)	5,328,603

Par Value†	Description	Value ($)

	Ghana — continued
	Sovereign and Sovereign Agency Issuers — continued
28,500,000	Republic of Ghana, Reg S, 8.95%, due 03/26/51 (d)	11,800,425
36,600,000	Republic of Ghana, Reg S, 8.75%, due 03/11/61 (d)	15,053,214
7,121,144	Saderea DAC, Reg S, 12.50%, due 11/30/26 (d)	2,995,367

	Total Ghana	38,883,809

	Grenada — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
6,538,875	Grenada Government International Bond, Reg S, 7.00%, due 05/12/30	5,541,697

	Guatemala — 0.8%
	Sovereign and Sovereign Agency Issuers — 0.8%
3,915,000	Republic of Guatemala, Reg S, 8.13%, due 10/06/34	4,247,188
5,100,000	Republic of Guatemala, Reg S, 4.65%, due 10/07/41	3,997,788
14,600,000	Republic of Guatemala, Reg S, 6.13%, due 06/01/50	13,285,854

	Total Guatemala	21,530,830

	Honduras — 0.2%
	Sovereign and Sovereign Agency Issuers — 0.2%
6,150,000	Honduras Government International Bond, Reg S, 5.63%, due 06/24/30	5,266,676

	Hungary — 2.0%
	Sovereign and Sovereign Agency Issuers — 2.0%
9,400,000	Hungary Government International Bond, Reg S, 6.25%, due 09/22/32	9,467,210
21,900,000	Hungary Government International Bond, 144A, 5.50%, due 06/16/34	20,758,791
15,100,000	Hungary Government International Bond, Reg S, 3.13%, due 09/21/51	9,100,921
9,500,000	Hungary Government International Bond, Reg S, 6.75%, due 09/25/52	9,631,670
3,900,000	MVM Energetika Zrt, Reg S, 7.50%, due 06/09/28	3,958,500

	Total Hungary	52,917,092

	India — 1.6%
	Corporate Debt — 1.6%
2,848,000	Adani Renewable Energy RJ Ltd / Kodangal Solar Parks Pvt Ltd / Wardha Solar Maharash, Reg S, 4.63%, due 10/15/39	2,082,059
24,100,000	Delhi International Airport Ltd, Reg S, 6.45%, due 06/04/29	22,603,872
12,740,000	GMR Hyderabad International Airport Ltd, Reg S, 4.25%, due 10/27/27	11,329,555

7	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		India — continued
		Corporate Debt — continued
	6,331,000	India Airport Infra, Reg S, 6.25%, due 10/25/25	6,176,017

		Total India	42,191,503

		Indonesia — 3.3%
		Sovereign and Sovereign Agency Issuers — 3.3%
	3,950,000	Freeport Indonesia PT, Reg S, 6.20%, due 04/14/52	3,510,562
	5,500,000	Hutama Karya Persero PT, Reg S, 3.75%, due 05/11/30	4,952,365
	15,600,000	Indonesia Asahan Aluminium Persero PT, Reg S, 5.80%, due 05/15/50	13,324,740
	3,100,000	Indonesia Government International Bond, 4.85%, due 01/11/33	3,036,171
	10,191,000	Indonesia Government International Bond, 5.45%, due 09/20/52	10,040,785
	1,500,000	Indonesia Government International Bond, 5.65%, due 01/11/53	1,529,460
	2,333,340	LLPL Capital Pte Ltd, Reg S, 6.88%, due 02/04/39	2,059,966
	23,400,000	Minejesa Capital BV, Reg S, 5.63%, due 08/10/37	18,360,576
	4,100,000	Pertamina Persero PT, Reg S, 6.50%, due 05/27/41	4,153,915
	2,600,000	Pertamina Persero PT, Reg S, 4.15%, due 02/25/60	1,872,286
	14,800,000	Perusahaan Listrik Negara PT, Reg S, 6.25%, due 01/25/49	14,095,520
	5,400,000	Perusahaan Penerbit SBSN Indonesia III, Reg S, 4.70%, due 06/06/32	5,247,882
	4,595,000	Saka Energi Indonesia PT, Reg S, 4.45%, due 05/05/24	4,506,271

		Total Indonesia	86,690,499

		Israel — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	15,783,000	Israel Electric Corp Ltd, Reg S, 8.10%, due 12/15/96	18,939,284

		Ivory Coast — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
EUR	1,500,000	Ivory Coast Government International Bond, Reg S, 6.88%, due 10/17/40	1,220,464
EUR	27,000,000	Ivory Coast Government International Bond, Reg S, 6.63%, due 03/22/48	20,444,746

		Total Ivory Coast	21,665,210

		Jamaica — 0.8%
		Corporate Debt — 0.2%
	7,290,179	TransJamaican Highway Ltd, Reg S, 5.75%, due 10/10/36	6,033,352

		Sovereign and Sovereign Agency Issuers — 0.6%
	3,975,000	Jamaica Government International Bond, 7.88%, due 07/28/45	4,506,696

Par Value†		Description	Value ($)

		Jamaica — continued
		Sovereign and Sovereign Agency Issuers — continued
	9,300,000	National Road Operating & Constructing Co Ltd, Reg S, 9.38%, due 11/10/24 (c)	9,509,250

			14,015,946

		Total Jamaica	20,049,298

		Jordan — 1.4%
		Sovereign and Sovereign Agency Issuers — 1.4%
	41,095,000	Jordan Government International Bond, Reg S, 7.38%, due 10/10/47	35,843,470

		Kazakhstan — 0.8%
		Sovereign and Sovereign Agency Issuers — 0.8%
	1,600,000	KazMunayGas National Co JSC, Reg S, 5.75%, due 04/19/47	1,285,488
	23,800,000	KazMunayGas National Co JSC, Reg S, 6.38%, due 10/24/48	19,885,376

		Total Kazakhstan	21,170,864

		Kenya — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	31,594,000	Kenya Government International Bond, Reg S, 8.25%, due 02/28/48	23,488,559

		Lebanon — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	6,800,000	Lebanon Government International Bond, Reg S, 6.85%, due 03/23/27 (d)	517,140
	5,547,000	Lebanon Government International Bond, Reg S, 7.00%, due 03/20/28 (d)	410,866
	60,605,000	Lebanon Government International Bond, Reg S, 7.15%, due 11/20/31 (d)	4,532,042
	21,000,000	Lebanon Government International Bond, 8.20%, due 05/17/33 (d)	1,522,080
	56,914,000	Lebanon Government International Bond, 8.25%, due 05/17/34 (d)	4,163,259

		Total Lebanon	11,145,387

		Malaysia — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	4,900,000	Dua Capital Ltd, Reg S, 2.78%, due 05/11/31	4,131,435

		Mexico — 6.2%
		Sovereign and Sovereign Agency Issuers — 6.2%
	5,720,000	Comision Federal de Electricidad, Reg S, 5.00%, due 07/30/49	4,633,200
	142,700,000	Petroleos Mexicanos, 7.69%, due 01/23/50	95,166,630
	5,200,000	Petroleos Mexicanos, Reg S, 6.63%, due 12/28/2170	3,019,250
GBP	64,506,000	United Mexican States, 5.63%, due 03/19/2114	59,388,035

		Total Mexico	162,207,115

See accompanying notes to the financial statements.	8

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Mongolia — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	3,000,000	Mongolia Government International Bond, Reg S, 4.45%, due 07/07/31	2,318,700

		Montenegro — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
EUR	7,300,000	Montenegro Government International Bond, Reg S, 2.88%, due 12/16/27	6,799,241

		Morocco — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	11,100,000	Morocco Government International Bond, 144A, 6.50%, due 09/08/33	11,125,641
	4,100,000	OCP SA, Reg S, 5.13%, due 06/23/51	2,884,863
	9,200,000	Office Cherifien des Phosphates SA, Reg S, 6.88%, due 04/25/44	8,228,940

		Total Morocco	22,239,444

		Mozambique — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	7,576,000	Mozambique International Bond, Reg S, Step Up, 5.00%, due 09/15/31	5,715,940

		Nigeria — 1.1%
		Sovereign and Sovereign Agency Issuers — 1.1%
	39,550,000	Nigeria Government International Bond, Reg S, 8.25%, due 09/28/51	28,171,069

		Oman — 2.7%
		Sovereign and Sovereign Agency Issuers — 2.7%
	9,400,000	Lamar Funding Ltd, Reg S, 3.96%, due 05/07/25	8,969,950
	59,300,000	Oman Government International Bond, Reg S, 6.75%, due 01/17/48	57,239,918
	4,300,000	Oryx Funding Ltd, Reg S, 5.80%, due 02/03/31	4,136,170

		Total Oman	70,346,038

		Pakistan — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	14,700,000	Islamic Republic of Pakistan, Reg S, 7.88%, due 03/31/36	6,722,898
	4,826,000	Pakistan Water & Power Development Authority, Reg S, 7.50%, due 06/04/31	2,075,711

		Total Pakistan	8,798,609

		Panama — 2.8%
		Sovereign and Sovereign Agency Issuers — 2.8%
	9,061,000	Aeropuerto Internacional de Tocumen SA, Reg S, 5.13%, due 08/11/61	6,788,320
	2,874,038	AES Panama Generation Holdings SRL, Reg S, 4.38%, due 05/31/30	2,486,617
	22,800,000	Panama Bonos del Tesoro, Reg S, 6.38%, due 07/25/33	22,331,004

Par Value†		Description	Value ($)

		Panama — continued
		Sovereign and Sovereign Agency Issuers — continued
	9,837,000	Panama Government International Bond, 8.13%, due 04/28/34	11,169,914
	2,600,000	Panama Government International Bond, 6.40%, due 02/14/35	2,663,414
	2,600,000	Panama Government International Bond, 6.85%, due 03/28/54	2,652,338
	24,400,000	Panama Government International Bond, 4.50%, due 04/01/56	17,612,652
	11,000,000	Panama Government International Bond, 4.50%, due 01/19/63	7,837,170

		Total Panama	73,541,429

		Papua New Guinea — 0.0%
		Sovereign and Sovereign Agency Issuers — 0.0%
	1,100,000	Papua New Guinea Government International Bond, Reg S, 8.38%, due 10/04/28	1,014,871

		Peru — 1.8%
		Sovereign and Sovereign Agency Issuers — 1.8%
	21,900,000	Peruvian Government International Bond, 3.60%, due 01/15/72 (f)	14,358,516
	49,595,000	Petroleos del Peru SA, Reg S, 5.63%, due 06/19/47	31,801,802

		Total Peru	46,160,318

		Philippines — 2.1%
		Sovereign and Sovereign Agency Issuers — 2.1%
	3,800,000	Bangko Sentral ng Pilipinas Bond, 8.60%, due 06/15/97 (c)	5,700,000
	8,700,000	Philippine Government International Bond, 5.95%, due 10/13/47	9,199,380
	2,300,000	Philippine Government International Bond, 5.50%, due 01/17/48	2,310,810
	32,512,000	Power Sector Assets & Liabilities Management Corp, 9.63%, due 05/15/28	36,932,982

		Total Philippines	54,143,172

		Poland — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	4,600,000	Bank Gospodarstwa Krajowego, 144A, 5.38%, due 05/22/33	4,496,500
	10,500,000	Republic of Poland Government International Bond, 5.75%, due 11/16/32	10,907,715
	8,300,000	Republic of Poland Government International Bond, 4.88%, due 10/04/33	8,045,439
	6,700,000	Republic of Poland Government International Bond, 5.50%, due 04/04/53	6,508,648

		Total Poland	29,958,302

		Republic of North Macedonia — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
EUR	10,200,000	North Macedonia Government International Bond, Reg S, 1.63%, due 03/10/28	9,102,468

9	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Romania — 2.0%
		Sovereign and Sovereign Agency Issuers — 2.0%
EUR	14,900,000	Romanian Government International Bond, Reg S, 6.63%, due 09/27/29	16,810,851
	10,000,000	Romanian Government International Bond, Reg S, 6.00%, due 05/25/34	9,731,900
EUR	5,000,000	Romanian Government International Bond, Reg S, 2.88%, due 04/13/42	3,330,854
EUR	5,600,000	Romanian Government International Bond, Reg S, 4.63%, due 04/03/49	4,790,730
EUR	14,900,000	Romanian Government International Bond, Reg S, 3.38%, due 01/28/50	10,110,940
	7,300,000	Romanian Government International Bond, Reg S, 7.63%, due 01/17/53	7,837,280

		Total Romania	52,612,555

		Russia — 0.6%
		Sovereign and Sovereign Agency Issuers — 0.6%
	6,870,000	GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27 (a) (d) (g)	3,435
	5,200,000	GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28 (a) (d) (g)	2,600
	6,800,000	GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29 (a) (d) (g)	3,400
	6,400,000	Russian Foreign Bond, Reg S, 5.10%, due 03/28/35 (c) (d)	2,544,000
	34,000,000	Russian Foreign Bond, 144A, 5.10%, due 03/28/35 (c) (d)	13,515,000

		Total Russia	16,068,435

		Rwanda — 0.1%
		Sovereign and Sovereign Agency Issuers — 0.1%
	4,500,000	Rwanda International Government Bond, Reg S, 5.50%, due 08/09/31	3,460,725

		Saudi Arabia — 3.5%
		Corporate Debt — 1.3%
	27,287,368	ACWA Power Management & Investments One Ltd, Reg S, 5.95%, due 12/15/39	26,328,217
	10,800,000	EIG Pearl Holdings Sarl, 144A, 4.39%, due 11/30/46	8,134,560

			34,462,777

		Sovereign and Sovereign Agency Issuers — 2.2%
	14,900,000	Saudi Government International Bond, Reg S, 4.63%, due 10/04/47	12,625,366
	12,300,000	Saudi Government International Bond, Reg S, 5.00%, due 01/18/53	10,913,298
	49,500,000	Saudi Government International Bond, Reg S, 3.45%, due 02/02/61	32,741,280

			56,279,944

		Total Saudi Arabia	90,742,721

Par Value†		Description	Value ($)

		Senegal — 0.2%
		Sovereign and Sovereign Agency Issuers — 0.2%
	6,500,000	Senegal Government International Bond, Reg S, 6.75%, due 03/13/48	4,513,730

		Serbia — 0.7%
		Sovereign and Sovereign Agency Issuers — 0.7%
	8,900,000	Serbia International Bond, Reg S, 6.50%, due 09/26/33	8,767,123
EUR	12,500,000	Serbia International Bond, Reg S, 2.05%, due 09/23/36	8,414,425

		Total Serbia	17,181,548

		South Africa — 4.5%
		Sovereign and Sovereign Agency Issuers — 4.5%
	19,700,000	Eskom Holdings SOC Ltd, Reg S, 8.45%, due 08/10/28	19,079,450
ZAR	165,550,000	Eskom Holdings SOC Ltd, Zero Coupon, due 12/31/32	1,866,678
ZAR	977,200,000	Republic of South Africa Government International Bond, 6.50%, due 02/28/41	30,494,596
	53,600,000	Republic of South Africa Government International Bond, 5.75%, due 09/30/49	37,877,512
	21,200,000	Republic of South Africa Government International Bond, 7.30%, due 04/20/52	17,865,028
	9,100,000	Transnet SOC Ltd, Reg S, 8.25%, due 02/06/28	8,834,189
ZAR	22,200,000	Transnet SOC Ltd, 13.50%, due 04/18/28	1,260,339

		Total South Africa	117,277,792

		Sri Lanka — 1.3%
		Sovereign and Sovereign Agency Issuers — 1.3%
	5,380,000	Sri Lanka Government International Bond, Reg S, 6.83%, due 07/18/26 (d)	2,519,077
	9,444,000	Sri Lanka Government International Bond, Reg S, 6.20%, due 05/11/27 (d)	4,241,017
	24,900,000	Sri Lanka Government International Bond, Reg S, 6.75%, due 04/18/28 (d)	11,148,975
	8,500,000	Sri Lanka Government International Bond, Reg S, 7.85%, due 03/14/29 (d)	3,813,525
	26,200,000	Sri Lanka Government International Bond, Reg S, 7.55%, due 03/28/30 (d)	11,767,992

		Total Sri Lanka	33,490,586

		Suriname — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
	13,600,000	Republic of Suriname, Reg S, 12.88%, due 12/30/23 (d)	11,562,992
	14,259,000	Republic of Suriname, Reg S, 9.25%, due 10/26/26 (d) (f)	11,770,662

		Total Suriname	23,333,654

		Tajikistan — 0.3%
		Sovereign and Sovereign Agency Issuers — 0.3%
	9,274,000	Republic of Tajikistan International Bond, Reg S, 7.13%, due 09/14/27	7,465,570

See accompanying notes to the financial statements.	10

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Trinidad And Tobago — 1.2%
		Sovereign and Sovereign Agency Issuers — 1.2%
	21,100,000	Heritage Petroleum Co Ltd, Reg S, 9.00%, due 08/12/29 (f)	21,876,058
	10,200,000	Telecommunications Services of Trinidad & Tobago Ltd, Reg S, 8.88%, due 10/18/29	8,308,104

		Total Trinidad And Tobago	30,184,162

		Tunisia — 0.9%
		Sovereign and Sovereign Agency Issuers — 0.9%
JPY	5,960,000,000	Banque Centrale de Tunisie SA, 4.30%, due 08/02/30 (c)	16,795,079
JPY	2,030,000,000	Banque Centrale de Tunisie SA, 4.20%, due 03/17/31 (c)	5,441,424
JPY	730,000,000	Banque Centrale de Tunisie SA, 3.50%, due 02/03/33	1,705,901

		Total Tunisia	23,942,404

		Turkey — 3.0%
		Sovereign and Sovereign Agency Issuers — 3.0%
	11,644,000	Istanbul Metropolitan Municipality, Reg S, 6.38%, due 12/09/25	10,872,119
	17,202,000	Republic of Turkey, 6.00%, due 01/14/41	13,216,297
	77,313,000	Republic of Turkey, 5.75%, due 05/11/47	54,830,379

		Total Turkey	78,918,795

		Ukraine — 1.0%
		Sovereign and Sovereign Agency Issuers — 1.0%
	5,500,000	NPC Ukrenergo, Reg S, 6.88%, due 11/09/28 (c) (d)	1,498,750
	13,900,000	State Agency of Roads of Ukraine, Reg S, 6.25%, due 06/24/30 (c) (d)	3,627,761
	7,319,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/28 (c) (d)	2,085,915
	4,369,000	Ukraine Government International Bond, Reg S, 7.75%, due 09/01/29 (c) (d)	1,245,165
	17,800,000	Ukraine Government International Bond, Reg S, 9.75%, due 11/01/30 (c) (d)	5,206,500
	28,000,000	Ukraine Government International Bond, Reg S, 7.38%, due 09/25/34 (c) (d)	7,350,000
	22,300,000	Ukraine Government International Bond, Reg S, 7.25%, due 03/15/35 (c) (d)	5,908,162
	200,000	Ukraine Railways Via Rail Capital Markets PLC, Reg S, 7.88%, due 07/15/28 (c) (d)	75,794

		Total Ukraine	26,998,047

		United Arab Emirates — 1.5%
		Sovereign and Sovereign Agency Issuers — 1.5%
	3,100,000	Abu Dhabi Crude Oil Pipeline LLC, Reg S, 4.60%, due 11/02/47	2,749,514
	6,200,000	Abu Dhabi Government International Bond, Reg S, 3.13%, due 09/30/49	4,324,252
	6,800,000	Abu Dhabi Government International Bond, Reg S, 2.70%, due 09/02/70	3,985,956
	6,200,000	DAE Funding LLC, Reg S, 3.38%, due 03/20/28	5,504,236

Par Value†		Description	Value ($)

		United Arab Emirates — continued
		Sovereign and Sovereign Agency Issuers — continued
	14,600,000	Finance Department Government of Sharjah, Reg S, 4.00%, due 07/28/50	8,967,612
	21,100,000	Finance Department Government of Sharjah, Reg S, 4.38%, due 03/10/51	13,778,089

		Total United Arab Emirates	39,309,659

		United States — 0.6%
		Asset-Backed Securities — 0.3%
	704,703	CWHEQ Revolving Home Equity Loan Trust, Series 05-F, Class 2A, AMBAC, Variable Rate, 1 mo. SOFR + 0.35%, 5.67%, due 12/15/35	676,014
	211,203	CWHEQ Revolving Home Equity Loan Trust, Series 05-H, Class 2A, FGIC, Variable Rate, 1 mo. SOFR + 0.35%, 5.67%, due 12/15/35	207,891
	524,292	CWHEQ Revolving Home Equity Loan Trust, Series 06-D, Class 2A, XLCA, Variable Rate, 1 mo. SOFR + 0.31%, 5.63%, due 05/15/36	493,690
	6,531,250	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A3, Variable Rate, 1 mo. SOFR + 0.26%, 5.58%, due 11/25/36	2,260,890
	6,584,785	Morgan Stanley IXIS Real Estate Capital Trust, Series 06-2, Class A4, Variable Rate, 1 mo. SOFR + 0.33%, 5.65%, due 11/25/36	2,279,346
	3,394,852	Wamu Asset-Backed Certificates, Series 07-HE2, Class 2A4, Variable Rate, 1 mo. SOFR + 0.47%, 5.79%, due 04/25/37	1,267,170

			7,185,001

		U.S. Government — 0.3%
	9,100,000	U.S. Treasury Note, 3.88%, due 11/30/27 (h)	8,932,930

		Total United States	16,117,931

		Uruguay — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
UYU	81,100,000	Uruguay Government International Bond, 9.75%, due 07/20/33	2,224,313
	9,418,000	Uruguay Government International Bond, 5.10%, due 06/18/50	9,079,988

		Total Uruguay	11,304,301

		Uzbekistan — 0.4%
		Sovereign and Sovereign Agency Issuers — 0.4%
	5,700,000	Republic of Uzbekistan International Bond, Reg S, 3.70%, due 11/25/30	4,578,069
	1,037,000	Uzbek Industrial & Construction Bank ATB, Reg S, 5.75%, due 12/02/24	985,378
	7,400,000	Uzbekneftegaz JSC, Reg S, 4.75%, due 11/16/28	6,046,540

		Total Uzbekistan	11,609,987

11	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Venezuela — 1.8%
	Sovereign and Sovereign Agency Issuers — 1.8%
111,465,000	Electricidad de Caracas Finance BV, Reg S, 8.50%, due 04/10/18 (c) (d)	557,325
176,000,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 05/16/24 (c) (d)	11,264,000
61,967,000	Petroleos de Venezuela SA, Reg S, 6.00%, due 11/15/26 (c) (d)	3,872,937
19,028,000	Venezuela Government International Bond, Reg S, 7.75%, due 10/13/19 (c) (d)	1,379,530
36,600,000	Venezuela Government International Bond, Reg S, 6.00%, due 12/09/20 (c) (d)	2,653,500
23,750,000	Venezuela Government International Bond, Reg S, 12.75%, due 08/23/22 (c) (d)	2,434,375
172,793,000	Venezuela Government International Bond, Reg S, 9.00%, due 05/07/23 (c) (d)	16,415,335
68,700,000	Venezuela Government International Bond, Reg S, 11.95%, due 08/05/31 (c) (d)	6,526,500
7,000,000	Venezuela Government International Bond, 9.38%, due 01/13/34 (c) (d)	665,000

	Total Venezuela	45,768,502

	Vietnam — 0.8%
	Sovereign and Sovereign Agency Issuers — 0.8%
14,458,000	Debt & Asset Trading Corp, Reg S, 1.00%, due 10/10/25	12,139,081
8,018,000	Socialist Republic of Vietnam, Series 30 Yr, Variable Rate, 6 mo. LIBOR + 0.81%, 6.31%, due 03/13/28 (c)	7,376,560

	Total Vietnam	19,515,641

	Zambia — 0.5%
	Sovereign and Sovereign Agency Issuers — 0.5%
2,900,000	Zambia Government International Bond, Reg S, 5.38%, due 09/20/22 (d)	1,380,545
24,572,000	Zambia Government International Bond, Reg S, 8.97%, due 07/30/27 (d)	12,745,742

	Total Zambia	14,126,287

	TOTAL DEBT OBLIGATIONS (COST $3,443,640,473)	2,435,954,831

	LOAN ASSIGNMENTS — 1.0%

	Chad — 0.3%
1,362,050	Glencore UK (Chad) Loan Agreement, Tranche A, Variable Rate, 3 mo. LIBOR + 2.00%, 7.66%, due 09/30/25 (c)	1,115,519
11,913,032	Glencore UK (Chad) Loan Agreement, Tranche B, Variable Rate, 3 mo. LIBOR + 2.25%, 7.91%, due 12/31/27 (c)	8,029,383

	Total Chad	9,144,902

	Kenya — 0.1%
1,966,667	Republic of Kenya Loan Agreement, Variable Rate, 6 mo. LIBOR + 6.70%, 12.58%, due 04/10/25 (a)	1,832,158

Par Value† / Shares		Description	Value ($)

		Turkey — 0.6%
	14,785,714	Meridiam Eastern Europe Investment S.à.r.l. Loan Agreement, 8.85%, due 06/23/28 (a)	14,910,595

		TOTAL LOAN ASSIGNMENTS (COST $28,855,237)	25,887,655

		LOAN PARTICIPATIONS — 0.4%

		Angola — 0.4%
	97,000	Republic of Angola Loan Agreement (Participation via Avenir II BV), Variable Rate, Reg S, 6 mo. LIBOR + 4.50%, 10.38%, due 12/07/23 (c)	96,515
	6,800,000	Republic of Angola Loan Agreement (Participation via Avenir Issuer II Ireland DAC), Reg S, 6.93%, due 02/19/27 (c)	6,358,000
	3,850,000	Republic of Angola Loan Agreement (Participation with GE Capital EFS Financing, Inc), 7.50%, due 08/30/24 (c)	3,657,500

		Total Angola	10,112,015

		Egypt — 0.0%
CHF	120	Paris Club Loan Agreement (Participation with Standard Chartered Bank), Zero Coupon, due 01/03/24 (a)	110

		Iraq — 0.0%
EUR	503,982	Republic of Iraq Paris Club Loan Agreement (Participation with Credit Suisse), 4.50%, due 12/30/27 (c)	452,906

		Russia — 0.0%
EUR	76,893,500	Russian Foreign Trade Obligations (Participation with GML International Ltd.) (c) (d)	2

		Sudan — 0.0%
CHF	11,833,578	Republic of Sudan Loan Agreement, Tranche A (Participation via Abu Dhabi Investment Company) (c) (d)	669,813
CHF	5,155,077	Republic of Sudan Loan Agreement, Tranche B (Participation via Abu Dhabi Investment Company) (c) (d)	291,791

		Total Sudan	961,604

		TOTAL LOAN PARTICIPATIONS (COST $31,392,796)	11,526,637

		INVESTMENT FUNDS — 0.5%

		Colombia — 0.5%
	9,300,000	Bona Fide Investment Holdings II LLC (a) (i) (j)	9,284,087

See accompanying notes to the financial statements.	12

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares		Description	Value ($)

		Colombia — continued
	3,083,695	Bona Fide Investments Feeder LLC (a) (i) (j)	4,225,165

		Total Colombia	13,509,252

		TOTAL INVESTMENT FUNDS (COST $12,383,695)	13,509,252

		MUTUAL FUNDS — 1.1%

		United States — 1.1%
		Affiliated Issuers — 1.1%
	5,516,891	GMO U.S. Treasury Fund	27,584,457

		TOTAL MUTUAL FUNDS (COST $27,623,760)	27,584,457

		RIGHTS/WARRANTS — 0.7%

		Argentina — 0.5%
EUR	271,989,675	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (k)	11,726,503
JPY	1,898,045,000	Republic of Argentina GDP Linked, Variable Rate, Expires 12/15/35 (a) (k)	259,343

		Total Argentina	11,985,846

		Ukraine — 0.2%
	11,746,000	Government of Ukraine GDP Linked, Variable Rate, Reg S, Expires 08/01/41 (c) (d) (k)	5,344,430

		TOTAL RIGHTS/WARRANTS (COST $44,862,382)	17,330,276

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 0.8%

	Money Market Funds — 0.0%
735,393	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (l)	735,393

	Repurchase Agreements — 0.8%
20,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 08/31/23 maturing on 09/01/23 with a maturity value of $20,002,928 and an effective yield of 5.27%, collateralized by a U.S. Treasury Note with maturity date 08/15/26 and a market value of $20,370,277.	20,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $20,735,393)	20,735,393

	TOTAL INVESTMENTS — 98.1% (Cost $3,609,493,736)	2,552,528,501
	Other Assets and Liabilities (net) — 1.9%	48,878,827

	TOTAL NET ASSETS — 100.0%	$2,601,407,328

Additional information on each restricted security is as follows:

			Value as a
			Percentage	Value as of
Issuer	Acquisition	Acquisition	of Fund’s	August 31,
Description	Date	Cost	Net Assets	2023
Bona Fide Investment Holdings II LLC	06/07/23	$9,300,000	0.3%	$9,284,087
Bona Fide Investments Feeder LLC	12/31/21	3,083,695	0.2%	4,225,165
GTLK Europe Capital DAC, Reg S, 4.65%, due 03/10/27	04/30/20	6,704,029	0.0%	3,435
GTLK Europe Capital DAC, Reg S, 4.80%, due 02/26/28	03/12/21	5,318,965	0.0%	2,600
GTLK Europe Capital DAC, Reg S, 4.35%, due 02/27/29	01/26/22	5,953,950	0.0%	3,400

				$13,518,687

13	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/03/2023	JPM	BRL	26,500,000	USD	5,538,950	211,735
10/02/2023	JPM	COP	112,820,000,000	USD	27,376,850	53,161
09/21/2023	MSCI	EUR	132,700,000	USD	144,829,908	826,995
10/18/2023	MSCI	GBP	48,600,000	USD	63,561,328	1,985,617
10/11/2023	MSCI	HKD	851,300,000	USD	109,239,061	504,647
09/21/2023	BCLY	JPY	3,695,100,000	USD	25,464,440	3,017

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/29/2023	MSCI	ZAR	666,400,000	USD	35,671,415	458,453
09/05/2023	MSCI	COP	112,820,000,000	USD	27,537,222	(43,758)
09/05/2023	JPM	USD	27,604,600	COP	112,820,000,000	(23,620)
10/11/2023	MSCI	USD	5,276,842	HKD	41,200,000	(14,469)

						$3,961,778

Reverse Repurchase Agreements(m)

Face Value		Description	Value ($)
USD	(5,961,442)	Nomura International Plc, 4.50%, dated 05/23/23, (collateral: Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45), to be repurchased on demand at face value plus accrued interest.	(5,961,442)
USD	(4,810,747)	Nomura International Plc, 4.50%, dated 06/01/23, (collateral: Costa Rica Government International Bond, Reg S, 7.16%, due 03/12/45), to be repurchased on demand at face value plus accrued interest.	(4,810,747)
USD	(4,911,270)	Nomura International Plc, 4.50%, dated 06/01/23, (collateral: Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48), to be repurchased on demand at face value plus accrued interest.	(4,911,270)
USD	(1,135,706)	Nomura International Plc, 4.50%, dated 06/09/23, (collateral: Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48), to be repurchased on demand at face value plus accrued interest.	(1,135,706)
USD	(1,361,318)	Nomura International Plc, 3.00%, dated 06/21/23, (collateral: El Salvador Government International Bond, Reg S, 7.65%, due 06/15/35), to be repurchased on demand at face value plus accrued interest.	(1,361,318)
USD	(217,233)	Nomura International Plc, 4.50%, dated 07/03/23, (collateral: Dominican Republic International Bond, Reg S, 6.50%, due 02/15/48), to be repurchased on demand at face value plus accrued interest.	(217,233)
USD	(647,776)	Nomura International Plc, 4.50%, dated 07/11/23, (collateral: Republic of Suriname, Reg S, 9.25%, due 10/26/26), to be repurchased on demand at face value plus accrued interest.	(647,776)
USD	(694,486)	Nomura International Plc, 4.50%, dated 07/21/23, (collateral: Republic of Suriname, Reg S, 9.25%, due 10/26/26), to be repurchased on demand at face value plus accrued interest.	(694,486)
USD	(10,109,539)	Barclays Bank PLC, 4.50%, dated 07/26/23, (collateral: Peruvian Government International Bond, 3.60%, due 01/15/72), to be repurchased on demand at face value plus accrued interest.	(10,109,539)
USD	(514,963)	Nomura International Plc, 4.75%, dated 08/02/23, (collateral: Heritage Petroleum Co Ltd, Reg S, 9.00%, due 08/12/29), to be repurchased on demand at face value plus accrued interest.	(514,963)
USD	(146,418)	Nomura International Plc, 3.50%, dated 08/04/23, (collateral: Ecuador Government International Bond, Reg S, Step Up, 2.50%, due 07/31/40), to be repurchased on demand at face value plus accrued interest.	(146,418)
USD	(217,411)	Nomura International Plc, 4.00%, dated 08/22/23, (collateral: Ecuador Government International Bond, Reg S, Zero Coupon, due 07/31/30), to be repurchased on demand at face value plus accrued interest.	(217,411)
USD	(989,964)	Nomura International Plc, 4.75%, dated 08/30/23, (collateral: Instituto Costarricense de Electricidad, Reg S, 6.38%, due 05/15/43), to be repurchased on demand at face value plus accrued interest.	(989,964)

			$(31,718,273)

Average balance outstanding			$(23,589,133)
Average interest rate (net)			(3.39)%
Maximum balance outstanding			$(36,200,890)

See accompanying notes to the financial statements.	14

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Average balance outstanding was calculated based on daily face value balances outstanding during the period that the Fund had entered into reverse repurchase agreements. Average interest rate was calculated based on interest received and/or paid during the period that the Fund had entered into the reverse repurchase agreements.

Credit Linked Options

Principal / Notional Amount	Expiration Date	Description	Premiums Paid/ (Received) ($)	Value ($)
Put Sold USD 7,946,000	01/24/2024	Republic of Philippines Credit Linked Put Option, Fund receives premium of 0.25% (OTC) (CP-DB) (a)	(167,408)	9,946
Put Sold USD 41,197,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.30% (OTC) (CP-DB) (a)	(1,512,147)	110,848
Put Sold USD 81,200,000	04/15/2024	Banco do Brasil Credit Linked Put Option, Fund receives premium of 0.44% (OTC) (CP-DB) (a)	(4,688,082)	158,506

			$(6,367,637)	$279,300

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
CDX.EM.38.V1	USD	116,100,000	1.00%	1.95%	N/A	12/20/2027	Quarterly	$11,377,800	$4,146,395	$(7,231,405)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Buy Protection^:
Republic of Nigeria	JPM	USD	9,100,000	5.00%	4.68%	N/A	12/20/2023	Quarterly	182,831	(8,584)	(191,415)
Petrobras Global Finance BV	CITI	USD	40,600,000	1.00%	0.54%	N/A	12/20/2024	Quarterly	644,565	(235,273)	(879,838)
Republic of Turkey	BCLY	USD	14,000,000	1.00%	2.22%	N/A	12/20/2024	Quarterly	1,744,254	214,306	(1,529,948)
Republic of Turkey	CITI	USD	19,700,000	1.00%	2.22%	N/A	12/20/2024	Quarterly	1,335,735	301,560	(1,034,175)
Commonwealth of Bahamas	DB	EUR	14,536,906	1.00%	6.42%	N/A	06/20/2025	Quarterly	1,805,109	1,030,024	(775,085)
Republic of Brazil	MORD	USD	14,000,000	1.00%	0.54%	N/A	06/20/2025	Quarterly	110,957	(111,220)	(222,177)
Republic of Colombia	CITI	USD	4,900,000	1.00%	0.76%	N/A	06/20/2025	Quarterly	66,492	(20,676)	(87,168)
Republic of Colombia	CITI	USD	45,000,000	1.00%	0.76%	N/A	06/20/2025	Quarterly	913,315	(189,878)	(1,103,193)
Republic of South Africa	BCLY	USD	37,800,000	1.00%	1.24%	N/A	06/20/2025	Quarterly	561,569	155,312	(406,257)
Republic of Egypt	CITI	USD	2,500,000	1.00%	15.88%	N/A	12/20/2027	Quarterly	712,500	967,244	254,744
Republic of Egypt	JPM	USD	2,800,000	1.00%	15.88%	N/A	12/20/2027	Quarterly	772,800	1,083,313	310,513
Republic of Egypt	JPM	USD	2,800,000	1.00%	15.88%	N/A	12/20/2027	Quarterly	812,000	1,083,313	271,313

15	See accompanying notes to the financial statements.

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Kingdom of Bahrain	MORD	USD	6,000,000	1.00%	2.14%	N/A	06/20/2028	Quarterly	446,557	284,046	(162,511)
Republic of South Africa	MORD	USD	41,600,000	1.00%	2.45%	N/A	06/20/2028	Quarterly	3,441,730	2,490,088	(951,642)
Republic of Turkey	MORD	USD	1,800,000	1.00%	3.76%	N/A	06/20/2028	Quarterly	394,493	196,785	(197,708)
United States of Mexico	BCLY	USD	16,200,000	1.00%	1.00%	N/A	06/20/2028	Quarterly	269,613	(3,123)	(272,736)
United States of Mexico	GS	USD	16,200,000	1.00%	1.25%	N/A	06/20/2029	Quarterly	1,287,609	207,371	(1,080,238)
United States of Mexico	GS	USD	16,200,000	1.00%	1.61%	N/A	09/20/2031	Quarterly	2,138,930	650,677	(1,488,253)
Sell Protection^:
Commonwealth of Bahamas	DB	USD	19,426,321	1.00%	6.41%	19,426,321 USD	06/20/2025	Quarterly	(2,080,154)	(1,252,318)	827,836

									$15,560,905	$6,842,967	$(8,717,938)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

0.30%	JPY - TONA - OIS - COMPOUND	JPY	8,570,000,000	12/21/2027	Annually	(62,493)	259,002	321,495
USD - SOFR - COMPOUND	4.01%	USD	50,200,000	12/21/2027	Annually	1,257,670	(205,233)	(1,462,903)
0.58%	JPY - TONA - OIS - COMPOUND	JPY	4,360,000,000	12/21/2032	Annually	(100,289)	668,211	768,500
3.00%	6 Month EURIBOR	EUR	21,400,000	09/20/2033	Semi-Annually	8,825	68,738	59,913
USD - SOFR - COMPOUND	3.45%	USD	54,000,000	09/20/2033	Annually	(1,200)	(1,539,203)	(1,538,003)
2.65%	6 Month EURIBOR	EUR	28,400,000	09/20/2053	Semi-Annually	17,189	289,889	272,700
4.00%	GBP - SONIA - COMPOUND	GBP	26,500,000	09/20/2053	Annually	(311,447)	(171,790)	139,657

						$808,255	$(630,386)	$(1,438,641)

See accompanying notes to the financial statements.	16

GMO Emerging Country Debt Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(b)	Security is backed by U.S. Treasury Bonds.
(c)	Investment valued using significant unobservable inputs (Note 2).
(d)	Security is in default.
(e)	Security is backed by the United States International Development Finance Corporation.
(f)	All or a portion of this security has been pledged to cover collateral requirements on reverse repurchase agreements (Note 2).
(g)	The security is restricted as to resale.
(h)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(i)	Affiliated company (Note 10).
(j)	Private placement security; restricted as to resale. Represents investment in a pool of constitutional obligations of the Colombian government owed to individuals.
(k)	Indexed security in which price and/or coupon is linked to the price of a specific instrument or financial statistic.
(l)	The rate disclosed is the 7 day net yield as of August 31, 2023.
(m)	Reverse repurchase agreements have an open maturity date and can be closed by either party on demand.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 48.

17	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Short-Term Investments	49.7%
Debt Obligations	48.3
Swap Contracts	1.7
Forward Currency Contracts	0.9
Futures Contracts	0.1
Written Options	(0.1)
Other	(0.6)

100.0%

Industry Group Summary¤	% of Investments

Consumer Cyclical	22.6%
Communications	14.1
Consumer Non-Cyclical	11.8
Energy	10.9
Capital Goods	10.1
Technology	7.4
Electric	4.3
Transportation	3.8
Basic Industry	3.3
Finance Companies	2.8
REITS	2.3
Insurance	1.8
Other Financial	1.4
Cash/Cash Equivalents	1.1
Brokerage/Asset Managers/Exchanges	0.6
Other Industrial	0.6
Government Owned No Guarantee	0.6
Banking	0.5

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments and mutual funds, if any. The table includes exposure through the use of certain derivative financial instruments and excludes exposures through certain currency linked derivatives such as forward currency contracts. The table takes in account the market values of securities and the notional amounts of swaps. The table is not normalized, thus the table may not total to 100%.

18

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 48.3%

	Corporate Debt — 18.2%
	Canada — 2.8%
1,090,000	Air Canada, 144A, 3.88%, due 08/15/26	1,006,529
450,000	GFL Environmental Inc, 144A, 3.50%, due 09/01/28	397,530
500,000	Open Text Corp, 144A, 3.88%, due 12/01/29	424,011
450,000	Parkland Corp, 144A, 4.50%, due 10/01/29	396,503
450,000	Superior Plus LP / Superior General Partner Inc, 144A, 4.50%, due 03/15/29	395,991
1,150,000	TransAlta Corp, 7.75%, due 11/15/29	1,190,733
1,200,000	Videotron Ltd, 144A, 3.63%, due 06/15/29	1,030,512

	Total Canada	4,841,809

	Japan — 0.2%
400,000	Rakuten Group Inc, 144A, 10.25%, due 11/30/24	401,000

	Macau — 0.5%
981,000	Sands China Ltd, 5.65%, due 08/08/28	926,006

	Spain — 0.2%
550,000	Cellnex Finance Co. SA, 144A, 3.88%, due 07/07/41	391,006

	United Kingdom — 0.8%
1,400,000	Rolls-Royce Plc, 144A, 5.75%, due 10/15/27	1,359,141

	United States — 13.7%
300,000	Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A, 5.38%, due 06/15/29	281,114
450,000	Builders FirstSource, Inc., 144A, 4.25%, due 02/01/32	382,576
500,000	Carnival Corp., 144A, 4.00%, due 08/01/28	447,404
250,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144A, 4.75%, due 03/01/30	214,948
400,000	CNX Resources Corp., 144A, 7.38%, due 01/15/31	399,256
450,000	Cogent Communications Group, Inc., 144A, 3.50%, due 05/01/26	416,608
550,000	Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige International U.S. LLC, 144A, 4.75%, due 01/15/29	503,937
450,000	Delek Logistics Partners L.P. / Delek Logistics Finance, 144A, 7.13%, due 06/01/28	418,311
750,000	Directv Financing LLC / Directv Financing Co., Inc., 144A, 5.88%, due 08/15/27	664,664
300,000	EQM Midstream Partners L.P., 144A, 6.50%, due 07/01/27	298,102
400,000	Fair Isaac Corp., 144A, 5.25%, due 05/15/26	388,000
100,000	Ford Motor Credit Co. LLC, 7.20%, due 06/10/30	101,570

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
750,000	Fortress Transportation and Infrastructure Investors LLC, 144A, 5.50%, due 05/01/28	696,686
450,000	Gartner, Inc., 144A, 3.63%, due 06/15/29	395,258
200,000	Genting New York LLC / GENNY Capital, Inc., 144A, 3.30%, due 02/15/26	178,265
350,000	Hess Midstream Operations LP, 144A, 5.50%, due 10/15/30	327,659
450,000	Hilton Domestic Operating Co, Inc., 144A, 3.75%, due 05/01/29	396,448
1,100,000	Howard Hughes Corp. (The), 144A, 5.38%, due 08/01/28	990,377
300,000	Howard Hughes Corp. (The), 144A, 4.38%, due 02/01/31	239,085
450,000	Howmet Aerospace, Inc., 3.00%, due 01/15/29	388,098
400,000	International Game Technology Plc, 144A, 6.25%, due 01/15/27	396,062
1,525,000	Iron Mountain Information Management Services, Inc., 144A, 5.00%, due 07/15/32	1,316,782
500,000	Jefferies Finance LLC / JFIN Co.-Issuer Corp., 144A, 5.00%, due 08/15/28	426,936
500,000	KB Home, 4.80%, due 11/15/29	451,000
625,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A, 4.25%, due 02/01/27	565,217
450,000	Lamb Weston Holdings, Inc., 144A, 4.13%, due 01/31/30	395,747
400,000	Las Vegas Sands Corp., 3.50%, due 08/18/26	370,912
500,000	Las Vegas Sands Corp., 3.90%, due 08/08/29	440,183
450,000	Live Nation Entertainment Inc., 144A, 3.75%, due 01/15/28	400,707
400,000	M/I Homes, Inc., 4.95%, due 02/01/28	371,142
500,000	Match Group Holdings II LLC, 144A, 4.13%, due 08/01/30	428,810
500,000	Meritage Homes Corp., 144A, 3.88%, due 04/15/29	436,355
450,000	Mueller Water Products, Inc., 144A, 4.00%, due 06/15/29	398,551
625,000	Murphy Oil USA, Inc., 144A, 3.75%, due 02/15/31	525,750
450,000	News Corp., 144A, 3.88%, due 05/15/29	395,185
550,000	NRG Energy, Inc., 144A, 3.88%, due 02/15/32	425,548
400,000	NuStar Logistics L.P., 6.00%, due 06/01/26	392,032
400,000	OneMain Finance Corp., 7.13%, due 03/15/26	393,497
450,000	PG&E Corp., 5.25%, due 07/01/30	399,790
300,000	Range Resources Corp., 144A, 4.75%, due 02/15/30	270,891
126,000	Royal Caribbean Cruises Ltd., 144A, 11.50%, due 06/01/25	133,068
450,000	Sunoco LP/Sunoco Finance Corp., 4.50%, due 05/15/29	406,957
400,000	Talen Energy Supply LLC, 144A, 8.63%, due 06/01/30	416,484

19	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Corporate Debt — continued
	United States — continued
400,000	Taylor Morrison Communities, Inc., 144A, 5.75%, due 01/15/28	387,704
450,000	Tempur Sealy International, Inc., 144A, 4.00%, due 04/15/29	386,542
450,000	Tenet Healthcare Corp., 4.38%, due 01/15/30	399,752
228,359	Topaz Solar Farms LLC, 144A, 5.75%, due 09/30/39	215,929
450,000	TopBuild Corp., 144A, 4.13%, due 02/15/32	374,625
500,000	TriNet Group, Inc., 144A, 3.50%, due 03/01/29	430,490
450,000	Twilio, Inc., 3.63%, due 03/15/29	386,070
225,000	U.S. Cellular Corp., 6.70%, due 12/15/33	219,240
450,000	United Airlines, Inc., 144A, 4.63%, due 04/15/29	400,118
500,000	Vector Group Ltd., 144A, 5.75%, due 02/01/29	435,272
400,000	Vistra Operations Co. LLC, 144A, 4.38%, due 05/01/29	352,680
500,000	Xerox Holdings Corp., 144A, 5.50%, due 08/15/28	434,981
400,000	XPO, Inc., 144A, 7.13%, due 06/01/31	402,126
800,000	Yum! Brands, Inc., 4.63%, due 01/31/32	715,792

	Total United States	23,827,293

	Total Corporate Debt	31,746,255

	U.S. Government — 30.1%
29,169,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.34%, due 04/30/24 (a)	29,160,738
5,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24	5,501,326
8,025,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61%, due 01/31/25 (a)	8,036,948
9,780,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.13%, 5.54%, due 07/31/25 (a)	9,771,466

	Total U.S. Government	52,470,478

	TOTAL DEBT OBLIGATIONS (COST $84,802,175)	84,216,733

	SHORT-TERM INVESTMENTS — 49.7%

	Repurchase Agreements — 25.8%
45,000,000	Nomura Securities International, Inc. Repurchase Ageement, dated 08/31/23, maturing on 09/01/23 with a maturity value of $45,006,587 and an effective yield of 5.27%, collateralized by a U.S. Treasury Note with maturity date 08/15/26 and a market value of $45,839,345.	45,000,000

Par Value† / Shares		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — 22.6%
JPY	4,200,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/25/23	28,869,125
JPY	1,530,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/11/23	10,516,100

		Total Sovereign and Sovereign Agency Issuers	39,385,225

		Money Market Funds — 1.3%
	2,336,842	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (b)	2,336,842

		TOTAL SHORT-TERM INVESTMENTS (COST $87,519,349)	86,722,067

		TOTAL INVESTMENTS — 98.0% (Cost $172,321,524)	170,938,800
		Other Assets and Liabilities (net) — 2.0%	3,525,067

		TOTAL NET ASSETS — 100.0%	$174,463,867

See accompanying notes to the financial statements.	20

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

						Net Unrealized
Settlement	Counter-	Currency		Currency		Appreciation
Date	party	Sold		Purchased		(Depreciation)($)
09/11/2023	BBH	JPY	1,830,000,000	USD	13,307,252	717,719

09/25/2023	BBH	JPY	4,200,000,000	USD	29,733,145	773,975

09/11/2023	BBH	USD	2,059,434	JPY	300,000,000	4,424

						$1,496,118

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
47	U.S. Treasury Note 10 Yr. (CBT)	December 2023	5,218,469	55,638
37	U.S. Treasury Note 2 Yr. (CBT)	December 2023	7,540,773	19,133
168	U.S. Treasury Note 5 Yr. (CBT)	December 2023	17,962,875	122,565

			$30,722,117	$197,336

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
4	U.S. Long Bond (CBT)	December 2023	486,750	(7,704)
1	U.S. Ultra Bond (CBT)	December 2023	129,469	(2,274)

			$616,219	$(9,978)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.40	JPM	102.00%	09/20/23	USD (24,248,000)	Fixed Spread	Pay	(78,346)
CDX.NA.HYS.40	JPM	101.00%	10/18/23	USD (10,392,000)	Fixed Spread	Pay	(50,213)

				Total Written Options On Credit Default Swaps — Puts			(128,559)

					TOTAL WRITTEN OPTIONS
					(Premiums $294,509)		$(128,559)

21	See accompanying notes to the financial statements.

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount	Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Sell Protection^:
CDX.NA.HYS.40.V1	USD 29,707,000	5.00%	4.26%	29,707,000 USD	06/20/2028	Quarterly	$809,979	$840,916	$30,937

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
SOFR	Total Return on iBoxx USD Liquid High Yield Index	BCLY	USD	1,460,000	09/20/2023	Quarterly	(18)	56,594	56,612
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	2,010,000	09/20/2023	Quarterly	(25)	74,350	74,375
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	26,176,000	09/20/2023	Quarterly	(294)	651,315	651,609
SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	27,819,000	09/20/2023	Quarterly	(24)	642,349	642,373
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	26,078,000	09/20/2023	Quarterly	(283)	474,912	475,195
SOFR	Total Return on iBoxx USD Liquid High Yield Index	MSCI	USD	11,140,000	09/20/2023	Quarterly	(120)	195,203	195,323

							$(764)	$2,094,723	$2,095,487

See accompanying notes to the financial statements.	22

GMO High Yield Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 48.

23	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	94.2%
Short-Term Investments	25.6
Futures Contracts	0.4
Swap Contracts	0.3
Loan Assignments	0.1
Rights/Warrants	0.0	^
Investment Funds	0.0	^
Loan Participations	0.0	^
Purchased Options	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Forward Currency Contracts	(0.2)
Other	(20.4)

	100.0%

Country/Region Summary¤	% of Investments

United States	105.5%
Australia	12.9
New Zealand	(1.4)
Other Developed	(1.4)‡
Euro Region	(5.4)§
Sweden	(10.2)

100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration adjusted exposure using a reference security and applying the same methodology to that security. The table is normalized to 100%, therefore the absolute exposure presented for each country may not be representative of the true exposure of the Fund.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

24

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 74.4%

	Bermuda — 0.1%
	Corporate Debt — 0.1%
200,000	Triton Container International Ltd / TAL International Container Corp, 3.25%, due 03/15/32	155,403

	Canada — 0.8%
	Corporate Debt — 0.8%
300,000	CI Financial Corp, 3.20%, due 12/17/30	231,413
350,000	CI Financial Corp, 4.10%, due 06/15/51	211,792
150,000	Fairfax Financial Holdings Ltd, 5.63%, due 08/16/32	144,772
150,000	Rogers Communications Inc, 4.50%, due 03/15/42	121,280
150,000	Rogers Communications Inc, 5.00%, due 03/15/44	127,799
150,000	Rogers Communications Inc, 4.55%, due 03/15/52	116,228

	Total Canada	953,284

	Chile — 0.2%
	Corporate Debt — 0.2%
200,000	Enel Chile SA, 4.88%, due 06/12/28	190,200

	Japan — 1.4%
	Corporate Debt — 1.4%
250,000	Mitsubishi UFJ Financial Group Inc, 3.85%, due 03/01/26	240,083
200,000	Mitsubishi UFJ Financial Group Inc, Variable Rate, 5.48%, due 02/22/31	198,385
200,000	Mitsubishi UFJ Financial Group, Inc., Variable Rate, 4.32%, due 04/19/33	184,215
200,000	Mizuho Financial Group, Inc., 4.02%, due 03/05/28	188,495
250,000	Mizuho Financial Group, Inc., Variable Rate, 4.25%, due 09/11/29	233,599
200,000	Mizuho Financial Group, Inc., Variable Rate, 5.75%, due 05/27/34	198,927
200,000	Sumitomo Mitsui Financial Group, Inc., 5.46%, due 01/13/26	199,361
200,000	Sumitomo Mitsui Financial Group, Inc., 5.77%, due 01/13/33	202,863

	Total Japan	1,645,928

	Mexico — 0.2%
	Corporate Debt — 0.2%
200,000	Southern Copper Corp, 5.88%, due 04/23/45	195,596

	Netherlands — 0.1%
	Corporate Debt — 0.1%
200,000	ING Groep NV, Variable Rate, 4.02%, due 03/28/28	188,176

Par Value†	Description	Value ($)

	Spain — 0.5%
	Corporate Debt — 0.5%
200,000	Banco Bilbao Vizcaya Argentaria SA, 1.13%, due 09/18/25	182,454
200,000	Banco Bilbao Vizcaya Argentaria SA, Variable Rate, 5.86%, due 09/14/26	198,348
200,000	Banco Bilbao Vizcaya Argentaria SA, Variable Rate, 6.14%, due 09/14/28	200,855

	Total Spain	581,657

	United Kingdom — 0.9%
	Corporate Debt — 0.9%
200,000	HSBC Holdings Plc, Variable Rate, 4.58%, due 06/19/29	188,816
500,000	HSBC Holdings Plc, Variable Rate, 3.97%, due 05/22/30	450,104
250,000	Mead Johnson Nutrition Co., 4.13%, due 11/15/25	243,367
200,000	Natwest Group Plc, Variable Rate, 4.89%, due 05/18/29	190,600

	Total United Kingdom	1,072,887

	United States — 70.2%
	Corporate Debt — 18.2%
250,000	Aircastle Ltd., 4.13%, due 05/01/24	245,674
200,000	Aircastle Ltd., 4.25%, due 06/15/26	189,793
250,000	Altria Group, Inc., 5.80%, due 02/14/39	243,587
150,000	Altria Group, Inc., 5.95%, due 02/14/49	139,667
350,000	Altria Group, Inc., 4.00%, due 02/04/61	236,829
150,000	Amazon.com, Inc., 3.15%, due 08/22/27	141,051
150,000	Amcor Finance USA, Inc., 3.63%, due 04/28/26	142,187
150,000	Arch Capital Group US, Inc., 5.14%, due 11/01/43	133,383
250,000	Athene Holding Ltd., 4.13%, due 01/12/28	233,511
200,000	Athene Holding Ltd., 6.15%, due 04/03/30	201,959
150,000	AutoZone, Inc., 4.00%, due 04/15/30	138,795
200,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, due 12/15/27	185,470
250,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 3.14%, due 11/07/29	222,451
150,000	Berry Global, Inc., 144A, 5.50%, due 04/15/28	147,467
50,000	Biogen, Inc., 4.05%, due 09/15/25	48,492
200,000	Boeing Co. (The), 5.71%, due 05/01/40	194,437
50,000	Boeing Co. (The), 5.81%, due 05/01/50	48,644
250,000	Boeing Co. (The), 5.93%, due 05/01/60	241,319
250,000	Booking Holdings, Inc., 3.65%, due 03/15/25	243,644
150,000	Booking Holdings, Inc., 3.60%, due 06/01/26	144,309
200,000	Booking Holdings, Inc., 4.63%, due 04/13/30	195,558
300,000	Broadcom, Inc., 144A, 3.42%, due 04/15/33	248,588

25	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
300,000	Broadcom, Inc., 144A, 3.19%, due 11/15/36	225,461
150,000	Broadcom, Inc., 144A, 4.93%, due 05/15/37	135,124
250,000	Capital One Financial Corp., Variable Rate, 6.31%, due 06/08/29	249,863
250,000	Capital One Financial Corp., Variable Rate, 6.38%, due 06/08/34	246,944
200,000	Cardinal Health, Inc., 3.08%, due 06/15/24	195,620
300,000	Cardinal Health, Inc., 4.37%, due 06/15/47	240,238
400,000	Carrier Global Corp., 2.72%, due 02/15/30	342,974
200,000	CBRE Services, Inc., 5.95%, due 08/15/34	197,826
150,000	CDW LLC / CDW Finance Corp., 4.25%, due 04/01/28	138,646
250,000	Cencora, Inc., 3.25%, due 03/01/25	241,833
200,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, due 04/01/38	169,369
100,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.83%, due 10/23/55	92,611
200,000	DCP Midstream Operating LP, 5.38%, due 07/15/25	198,003
200,000	DCP Midstream Operating LP, 5.63%, due 07/15/27	200,213
150,000	Dell International LLC / EMC Corp., 8.10%, due 07/15/36	172,333
150,000	Dell International LLC / EMC Corp., 8.35%, due 07/15/46	183,969
250,000	DENTSPLY SIRONA, Inc., 3.25%, due 06/01/30	214,767
50,000	Dick’s Sporting Goods, Inc., 3.15%, due 01/15/32	39,857
200,000	Dick’s Sporting Goods, Inc., 4.10%, due 01/15/52	129,898
100,000	Dow Chemical Co., 6.90%, due 05/15/53	111,319
250,000	Eagle Materials, Inc., 2.50%, due 07/01/31	201,846
200,000	Ecolab, Inc., 5.25%, due 01/15/28	202,817
200,000	Ecolab, Inc., 4.80%, due 03/24/30	198,834
150,000	Eli Lilly & Co., 4.15%, due 03/15/59	126,957
200,000	Enstar Group Ltd., 4.95%, due 06/01/29	187,381
150,000	EQT Corp., 7.00%, due 02/01/30	156,944
200,000	Equinix Inc., 1.00%, due 09/15/25	182,379
150,000	FedEx Corp., 4.75%, due 11/15/45	129,328
200,000	FedEx Corp., 4.55%, due 04/01/46	167,650
250,000	Fortune Brands Innovations Inc., 3.25%, due 09/15/29	220,480
200,000	Fortune Brands Innovations, Inc., 5.88%, due 06/01/33	199,205
150,000	FS KKR Capital Corp., 3.40%, due 01/15/26	137,544
300,000	FS KKR Capital Corp., 3.13%, due 10/12/28	245,032
250,000	GE Capital International Funding Co. Unlimited Co., 4.42%, due 11/15/35	231,523
150,000	GLP Capital LP / GLP Financing II, Inc., 5.75%, due 06/01/28	145,765

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
250,000	GLP Capital LP / GLP Financing II, Inc., 4.00%, due 01/15/31	214,442
150,000	Hasbro, Inc., 3.55%, due 11/19/26	140,884
150,000	Hasbro, Inc., 3.90%, due 11/19/29	136,017
150,000	HCA, Inc., 5.38%, due 02/01/25	149,027
150,000	HCA, Inc., 5.50%, due 06/15/47	136,562
200,000	HCA, Inc., 5.25%, due 06/15/49	174,557
150,000	HEICO Corp., 5.35%, due 08/01/33	148,660
150,000	JPMorgan Chase & Co., Variable Rate, 3.54%, due 05/01/28	139,983
150,000	JPMorgan Chase & Co., Variable Rate, 4.91%, due 07/25/33	144,261
150,000	JPMorgan Chase & Co., Variable Rate, 5.30%, due 07/24/29	149,143
150,000	Kirby Corp., 4.20%, due 03/01/28	140,797
250,000	Kyndryl Holdings, Inc., 2.05%, due 10/15/26	220,047
300,000	Kyndryl Holdings, Inc., 3.15%, due 10/15/31	233,027
150,000	Linde, Inc., 4.70%, due 12/05/25	148,787
250,000	Lowe’s Cos, Inc., 5.85%, due 04/01/63	244,485
250,000	Lowe’s Cos., Inc., 5.80%, due 09/15/62	241,663
150,000	Marvell Technology, Inc., 2.45%, due 04/15/28	131,552
150,000	McDonald’s Corp., (MTN), 4.70%, due 12/09/35	143,321
150,000	McDonald’s Corp., (MTN), 4.45%, due 03/01/47	129,513
200,000	Meta Platforms, Inc., 3.50%, due 08/15/27	190,609
150,000	Meta Platforms, Inc., 3.85%, due 08/15/32	137,715
250,000	Meta Platforms, Inc., 4.65%, due 08/15/62	212,663
150,000	Morgan Stanley, Variable Rate, 3.62%, due 04/01/31	133,294
150,000	Motorola Solutions, Inc., 2.30%, due 11/15/30	119,534
150,000	Motorola Solutions, Inc., 2.75%, due 05/24/31	121,675
150,000	Motorola Solutions, Inc., 5.60%, due 06/01/32	148,059
250,000	MPLX LP, 5.50%, due 02/15/49	222,754
300,000	Mylan, Inc., 5.20%, due 04/15/48	233,467
250,000	NVIDIA Corp., 2.85%, due 04/01/30	224,373
250,000	NVIDIA Corp., 3.50%, due 04/01/40	208,100
200,000	NVIDIA Corp., 3.50%, due 04/01/50	157,498
250,000	Omega Healthcare Investors, Inc., 5.25%, due 01/15/26	245,805
200,000	Omega Healthcare Investors, Inc., 3.38%, due 02/01/31	161,542
150,000	Omega Healthcare Investors, Inc., 3.25%, due 04/15/33	111,955
300,000	Oracle Corp., 4.13%, due 05/15/45	231,890
200,000	Oracle Corp., 6.90%, due 11/09/52	217,818
300,000	Oracle Corp., 3.85%, due 04/01/60	203,887
250,000	O’Reilly Automotive, Inc., 4.20%, due 04/01/30	234,412

See accompanying notes to the financial statements.	26

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	United States — continued
	Corporate Debt — continued
200,000	O’Reilly Automotive, Inc., 4.70%, due 06/15/32	191,228
200,000	Otis Worldwide Corp., 2.06%, due 04/05/25	189,514
250,000	Pacific Gas & Electric Co., 3.75%, due 07/01/28	224,826
250,000	Pacific Gas & Electric Co., 5.90%, due 06/15/32	239,299
150,000	Pacific Gas & Electric Co., 4.75%, due 02/15/44	114,692
200,000	Philip Morris International, Inc., 4.13%, due 03/04/43	158,873
250,000	Philip Morris International, Inc., 4.88%, due 11/15/43	219,780
150,000	Philip Morris International, Inc., 4.25%, due 11/10/44	121,699
150,000	Santander Holdings USA, Inc., Variable Rate, 4.26%, due 06/09/25	147,040
250,000	Santander Holdings USA, Inc., 3.24%, due 10/05/26	228,909
150,000	Santander Holdings USA, Inc., Variable Rate, 6.50%, due 03/09/29	149,141
250,000	T-Mobile USA, Inc., 5.80%, due 09/15/62	243,011
150,000	Trane Technologies Luxembourg Finance SA, 3.80%, due 03/21/29	139,983
350,000	Union Pacific Corp., 4.10%, due 09/15/67	277,718
350,000	Union Pacific Corp., 3.80%, due 04/06/71	257,040
300,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	237,041
150,000	VeriSign, Inc., 2.70%, due 06/15/31	122,806
150,000	Verisk Analytics, Inc., 5.75%, due 04/01/33	153,218
300,000	Vontier Corp., 2.95%, due 04/01/31	237,747
300,000	Walmart, Inc., 2.50%, due 09/22/41	214,118
150,000	Willis North America, Inc., 4.50%, due 09/15/28	142,969
150,000	Workday, Inc., 3.80%, due 04/01/32	133,151
150,000	Zimmer Biomet Holdings, Inc., 3.55%, due 04/01/25	145,082

		21,400,031

	Defeased Securities – Asset-Backed (a) — 28.3%
15,310,000	Citigroup Commercial Mortgage Trust, 144A, 3.34%, due 05/10/36	15,184,388
14,655,000	Citigroup Commercial Mortgage Trust, 144A, 4.15%, due 01/10/36	14,605,465
3,380,000	Citigroup Commercial Mortgage Trust, 144A, 3.90%, due 05/10/36	3,356,901

		33,146,754

	U.S. Government — 3.7%
3,900,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.34%, due 04/30/24 (b)	3,898,895

Par Value† / Shares	Description	Value ($)

	United States — continued
	U.S. Government — continued
450,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24 (b)	450,109

		4,349,004

	U.S. Government Agency — 20.0%
300,000	Federal National Mortgage Association, TBA, 2.00%, due 09/01/53	238,863
5,300,000	Federal National Mortgage Association, TBA, 2.50%, due 09/01/38	4,766,067
1,600,000	Federal National Mortgage Association, TBA, 2.50%, due 09/01/53	1,325,375
4,000,000	Federal National Mortgage Association, TBA, 3.00%, due 09/01/53	3,446,094
9,100,000	Federal National Mortgage Association, TBA, 5.00%, due 09/14/53	8,823,623
3,000,000	Federal National Mortgage Association, TBA, 5.50%, due 09/14/53	2,962,031
2,200,000	Government National Mortgage Association, TBA, 3.00%, due 09/20/53	1,934,195

		23,496,248

	Total United States	82,392,037

	TOTAL DEBT OBLIGATIONS (COST $88,392,770)	87,375,168

	MUTUAL FUNDS — 24.3%

	United States — 24.3%
	Affiliated Issuers — 24.3%
247,731	GMO Emerging Country Debt Fund, Class VI	4,592,932
974,867	GMO Opportunistic Income Fund, Class VI	23,913,496

	TOTAL MUTUAL FUNDS (COST $32,367,720)	28,506,428

	SHORT-TERM INVESTMENTS — 20.4%

	Repurchase Agreements — 8.5%
10,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated, 08/31/23 maturing on 09/01/23 with a maturity value of $10,001,464 and an effective yield of 5.27%, collateralized by a U.S. Treasury Note with maturity date 08/15/26 and a market value of $10,185,636.	10,000,000

	Money Market Funds — 0.7%
782,388	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (c)	782,388

27	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†		Description	Value ($)

		Sovereign and Sovereign Agency Issuers — 11.2%
JPY	1,920,000,001	Japan Treasury Discount Bill, Zero Coupon, due 09/25/23	13,197,315

		TOTAL SHORT-TERM INVESTMENTS (COST $24,135,800)	23,979,703

		TOTAL INVESTMENTS — 119.1% (Cost $144,896,290)	139,861,299
		Other Assets and Liabilities (net) — (19.1%)	(22,454,239)

		TOTAL NET ASSETS — 100.0%	$117,407,060

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
11/08/2023	MSCI	AUD	5,660,000	USD	3,715,532	39,645
09/29/2023	CITI	CAD	780,000	USD	589,146	11,649
10/12/2023	JPM	CHF	1,080,000	USD	1,230,897	3,392
10/02/2023	MSCI	CLP	280,000,000	USD	328,446	1,032
09/05/2023	JPM	COP	1,773,658,000	USD	433,976	371
09/05/2023	MSCI	COP	280,000,000	USD	69,721	1,270
10/17/2023	MSCI	CZK	5,242,868	USD	245,622	9,800
10/31/2023	CITI	EUR	620,000	USD	678,893	4,788
10/31/2023	GS	EUR	640,000	USD	706,258	10,407
10/31/2023	JPM	EUR	950,000	USD	1,033,031	128
10/31/2023	SSB	EUR	1,860,000	USD	2,048,653	26,337
09/14/2023	CITI	HUF	80,000,000	USD	228,168	1,109
09/14/2023	DB	HUF	100,000,000	USD	287,757	3,934
11/02/2023	MSCI	IDR	2,705,959,000	USD	178,733	1,211
11/29/2023	DB	ILS	836,203	USD	221,600	915
11/15/2023	MSCI	INR	7,000,000	USD	84,467	8
09/25/2023	BBH	JPY	1,920,000,000	USD	13,592,295	353,817
11/02/2023	GS	KRW	200,000,000	USD	151,856	444
10/17/2023	BCLY	NOK	6,100,000	USD	609,646	35,166
11/22/2023	DB	PLN	2,400,000	USD	584,417	4,765
11/22/2023	GS	PLN	400,000	USD	96,941	332
11/22/2023	MSCI	PLN	250,000	USD	60,684	303
09/27/2023	BCLY	RON	200,000	USD	44,125	251
10/10/2023	BCLY	SEK	16,897,350	USD	1,592,397	46,430
10/10/2023	CITI	SEK	5,700,000	USD	550,656	29,153
09/22/2023	BCLY	THB	6,000,000	USD	171,704	70
11/28/2023	MSCI	TWD	29,745,600	USD	944,305	5,144
09/29/2023	BCLY	USD	302,217	CAD	410,000	1,339
09/05/2023	JPM	USD	128,827	CLP	110,000,000	196
10/02/2023	MSCI	USD	291,339	CLP	250,271,500	1,313
09/05/2023	MSCI	USD	644,452	CLP	550,271,500	979
09/05/2023	JPM	USD	432,684	COP	1,773,658,000	920
09/05/2023	MSCI	USD	569,565	COP	2,333,658,000	941
10/17/2023	GS	USD	89,392	CZK	2,000,000	567

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/18/2023	DB	USD	390,209	GBP	310,000	2,558
11/02/2023	GS	USD	78,069	IDR	1,200,000,000	656
11/02/2023	SSB	USD	104,465	IDR	1,600,000,000	501
11/15/2023	MSCI	USD	246,283	INR	20,420,556	102
11/15/2023	SSB	USD	132,626	INR	11,000,000	95
10/17/2023	BCLY	USD	760,492	NOK	8,100,000	2,343
09/22/2023	BCLY	USD	176,473	PHP	10,000,000	198
10/10/2023	GS	USD	173,162	SEK	1,900,000	672
09/22/2023	MSCI	USD	194,480	THB	6,877,700	2,261
09/29/2023	GS	ZAR	1,600,000	USD	85,506	961
09/29/2023	MSCI	ZAR	8,400,000	USD	449,640	5,779
11/08/2023	BOA	AUD	710,000	USD	454,249	(6,861)
11/08/2023	SSB	AUD	950,000	USD	616,624	(353)
10/12/2023	SSB	CHF	5,803,976	USD	6,583,159	(13,518)
09/05/2023	JPM	CLP	190,000,000	USD	221,673	(1,183)
09/05/2023	MSCI	CLP	1,130,543,000	USD	1,319,424	(6,625)
10/02/2023	MSCI	COP	1,160,000,000	USD	280,532	(406)
09/05/2023	MSCI	COP	2,053,658,000	USD	500,990	(1,066)
10/31/2023	CITI	EUR	830,000	USD	899,745	(2,686)
09/14/2023	DB	HUF	60,000,000	USD	168,897	(1,397)
11/15/2023	SSB	INR	5,000,000	USD	59,965	(363)
11/02/2023	BCLY	KRW	90,000,000	USD	67,323	(812)
11/02/2023	GS	KRW	140,000,000	USD	105,013	(975)
11/02/2023	JPM	KRW	140,000,000	USD	105,936	(52)
11/02/2023	SSB	KRW	280,000,000	USD	210,094	(1,882)
11/29/2023	CITI	NZD	750,000	USD	443,613	(3,691)
11/29/2023	JPM	NZD	5,590,000	USD	3,312,478	(21,428)
11/28/2023	MSCI	PEN	120,000	USD	32,271	(37)
09/22/2023	MSCI	PHP	7,500,000	USD	132,441	(62)
11/22/2023	CITI	PLN	600,000	USD	144,485	(428)
09/27/2023	MSCI	RON	3,081,041	USD	675,756	(131)
11/22/2023	JPM	SGD	820,686	USD	607,510	(1,899)
11/22/2023	SSB	SGD	190,000	USD	140,606	(480)
09/22/2023	BCLY	THB	5,700,000	USD	161,358	(1,693)

See accompanying notes to the financial statements.	28

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/22/2023	CITI	THB	3,300,000	USD	93,696	(703)
10/03/2023	JPM	USD	1,006,138	BRL	4,813,667	(38,461)
09/29/2023	BCLY	USD	734,357	CAD	980,000	(8,783)
09/29/2023	JPM	USD	5,373,583	CAD	7,107,182	(111,561)
09/05/2023	JPM	USD	99,502	CLP	80,000,000	(5,668)
09/05/2023	MSCI	USD	709,195	CLP	580,271,500	(28,577)
10/02/2023	JPM	USD	430,395	COP	1,773,658,000	(836)
10/17/2023	GS	USD	207,510	CZK	4,600,000	(603)
10/18/2023	JPM	USD	647,488	GBP	510,000	(1,324)
10/18/2023	MSCI	USD	5,900,159	GBP	4,500,000	(198,704)
09/14/2023	MSCI	USD	397,831	HUF	139,769,900	(1,131)
11/02/2023	SSB	USD	170,713	IDR	2,600,000,000	(143)
11/29/2023	CITI	USD	184,837	ILS	700,000	(98)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
09/21/2023	BCLY	USD	3,658,663	JPY	530,902,084	(433)
09/21/2023	SSB	USD	710,430	JPY	103,000,000	(700)
11/02/2023	MSCI	USD	382,255	KRW	485,778,325	(14,493)
11/02/2023	SSB	USD	116,138	KRW	150,000,000	(2,579)
10/18/2023	MSCI	USD	909,727	MXN	15,619,101	(666)
10/17/2023	BCLY	USD	5,034,616	NOK	50,385,429	(289,461)
10/17/2023	DB	USD	237,841	NOK	2,500,000	(2,398)
09/27/2023	BCLY	USD	87,862	RON	400,000	(114)
09/27/2023	CITI	USD	123,172	RON	550,000	(2,519)
10/10/2023	BCLY	USD	1,943,897	SEK	20,300,000	(86,616)
09/29/2023	BCLY	USD	148,913	ZAR	2,800,000	(959)

						$(251,306)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
58	U.S. Long Bond (CBT)	December 2023	7,057,875	93,656
58	U.S. Treasury Note 10 Yr. (CBT)	December 2023	6,439,812	68,660
30	U.S. Treasury Note 2 Yr. (CBT)	December 2023	6,114,141	15,478
135	U.S. Treasury Note 5 Yr. (CBT)	December 2023	14,434,453	98,648
31	U.S. Treasury Ultra 10 Yr. (CBT)	December 2023	3,599,391	43,838
44	U.S. Ultra Bond (CBT)	December 2023	5,696,625	108,904

			$43,342,297	$429,184

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

4.30%	3 Month AUD BBSW	AUD	7,000,000	09/20/2025	Quarterly	—	(18,527)	(18,527)
4.26%	3 Month AUD BBSW	AUD	31,544,000	09/20/2025	Quarterly	(541)	(68,083)	(67,542)
CAD - CORRA - OIS - COMPOUND	4.18%	CAD	11,690,000	09/20/2025	Annually	(9,911)	(99,459)	(89,548)
4.52%	CAD - CORRA - OIS - COMPOUND	CAD	3,000,000	09/20/2025	Annually	—	11,246	11,246
CHF - SARON - OIS - COMPOUND	1.80%	CHF	6,030,000	09/20/2025	Annually	(6,959)	6,381	13,340
CHF - SARON - OIS - COMPOUND	1.85%	CHF	2,000,000	09/20/2025	Annually	—	4,511	4,511

29	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
CHF - SARON - OIS - COMPOUND	1.87%	CHF	4,500,000	09/20/2025	Annually	—	12,167	12,167
CHF - SARON - OIS - COMPOUND	1.92%	CHF	3,500,000	09/20/2025	Annually	—	13,426	13,426
3.19%	EUR - EuroSTR - COMPOUND	EUR	10,014,000	09/20/2025	Annually	(2,186)	31,757	33,943
3.44%	EUR - EuroSTR - COMPOUND	EUR	2,500,000	09/20/2025	Annually	(124)	(5,090)	(4,966)
3.37%	EUR - EuroSTR - COMPOUND	EUR	3,000,000	09/20/2025	Annually	—	(1,639)	(1,639)
GBP - SONIA - COMPOUND	5.09%	GBP	4,463,000	09/20/2025	Annually	242	(40,551)	(40,793)
GBP - SONIA - COMPOUND	5.13%	GBP	2,500,000	09/20/2025	Annually	—	(20,242)	(20,242)
GBP - SONIA - COMPOUND	5.86%	GBP	3,500,000	09/20/2025	Annually	—	31,182	31,182
GBP - SONIA - COMPOUND	5.87%	GBP	3,000,000	09/20/2025	Annually	—	27,745	27,745
3.59%	3 Month SEK STIBOR	SEK	60,000,000	09/20/2025	Quarterly	—	36,056	36,056
3.82%	3 Month SEK STIBOR	SEK	50,000,000	09/20/2025	Quarterly	—	9,879	9,879
3.81%	3 Month SEK STIBOR	SEK	45,000,000	09/20/2025	Quarterly	—	9,787	9,787
3 Month SEK STIBOR	3.55%	SEK	179,859,000	09/20/2025	Quarterly	(4,614)	(121,099)	(116,485)
3 Month SEK STIBOR	3.92%	SEK	60,000,000	09/20/2025	Quarterly	2,435	(2,132)	(4,567)
USD - SOFR - COMPOUND	4.67%	USD	3,500,000	09/20/2025	Annually	—	(3,264)	(3,264)
USD - SOFR - COMPOUND	4.76%	USD	2,500,000	09/20/2025	Annually	—	1,514	1,514
4.12%	USD - SOFR - COMPOUND	USD	10,026,000	09/20/2025	Annually	(17,106)	115,024	132,130
4.03%	USD - SOFR - COMPOUND	USD	3,500,000	09/20/2025	Annually	—	45,769	45,769
4.47%	USD - SOFR - COMPOUND	USD	2,500,000	09/20/2025	Annually	—	12,216	12,216
6 Month AUD BBSW	4.29%	AUD	1,600,000	09/20/2033	Semi-Annually	—	(6,846)	(6,846)
6 Month AUD BBSW	4.42%	AUD	7,011,000	09/20/2033	Semi-Annually	(6,019)	17,605	23,624
6 Month AUD BBSW	4.55%	AUD	20,220,000	09/20/2033	Semi-Annually	(10,175)	197,272	207,447
6 Month AUD BBSW	4.60%	AUD	2,400,000	09/20/2033	Semi-Annually	—	29,274	29,274
CAD - CORRA - OIS - COMPOUND	3.40%	CAD	700,000	09/20/2033	Annually	—	(14,409)	(14,409)
CAD - CORRA - OIS - COMPOUND	3.73%	CAD	1,900,000	09/20/2033	Annually	—	(1,167)	(1,167)
3.38%	CAD - CORRA - OIS - COMPOUND	CAD	2,568,000	09/20/2033	Annually	(2,453)	55,147	57,600
3.58%	CAD - CORRA - OIS - COMPOUND	CAD	1,100,000	09/20/2033	Annually	—	10,709	10,709
3.61%	CAD - CORRA - OIS - COMPOUND	CAD	1,900,000	09/20/2033	Annually	—	14,755	14,755
CHF - SARON - OIS - COMPOUND	1.83%	CHF	7,448,000	09/20/2033	Annually	(26,790)	102,989	129,779
1.84%	CHF - SARON - OIS - COMPOUND	CHF	1,309,000	09/20/2033	Annually	3,705	(19,141)	(22,846)
1.88%	CHF - SARON - OIS - COMPOUND	CHF	1,400,000	09/20/2033	Annually	—	(26,478)	(26,478)
1.92%	CHF - SARON - OIS - COMPOUND	CHF	1,400,000	09/20/2033	Annually	—	(32,044)	(32,044)
1.73%	CHF - SARON - OIS - COMPOUND	CHF	1,100,000	09/20/2033	Annually	—	(3,310)	(3,310)
1.72%	CHF - SARON - OIS - COMPOUND	CHF	800,000	09/20/2033	Annually	—	(1,529)	(1,529)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	500,000	09/20/2033	Annually	—	(3,545)	(3,545)
1.79%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	09/20/2033	Annually	—	(9,758)	(9,758)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	900,000	09/20/2033	Annually	—	(10,901)	(10,901)

See accompanying notes to the financial statements.	30

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)
1.83%	CHF - SARON - OIS - COMPOUND	CHF	1,300,000	09/20/2033	Annually	—	(16,969)	(16,969)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	1,100,000	09/20/2033	Annually	—	(16,833)	(16,833)
EUR - EuroSTR - COMPOUND	2.77%	EUR	2,116,000	09/20/2033	Annually	6,026	(13,416)	(19,442)
EUR - EuroSTR - COMPOUND	2.79%	EUR	700,000	09/20/2033	Annually	582	(2,892)	(3,474)
EUR - EuroSTR - COMPOUND	2.88%	EUR	700,000	09/20/2033	Annually	—	2,965	2,965
EUR - EuroSTR - COMPOUND	2.88%	EUR	700,000	09/20/2033	Annually	—	2,603	2,603
EUR - EuroSTR - COMPOUND	3.06%	EUR	1,300,000	09/20/2033	Annually	—	26,833	26,833
2.77%	EUR - EuroSTR - COMPOUND	EUR	5,044,000	09/20/2033	Annually	(12,105)	34,209	46,314
2.81%	EUR - EuroSTR - COMPOUND	EUR	1,000,000	09/20/2033	Annually	—	2,674	2,674
3.04%	EUR - EuroSTR - COMPOUND	EUR	1,400,000	09/20/2033	Annually	—	(26,067)	(26,067)
GBP - SONIA - COMPOUND	4.10%	GBP	2,907,000	09/20/2033	Annually	7,151	(57,303)	(64,454)
GBP - SONIA - COMPOUND	4.45%	GBP	1,200,000	09/20/2033	Annually	—	17,983	17,983
4.11%	GBP - SONIA - COMPOUND	GBP	969,000	09/20/2033	Annually	(3,226)	18,280	21,506
4.12%	GBP - SONIA - COMPOUND	GBP	500,000	09/20/2033	Annually	—	9,158	9,158
4.33%	GBP - SONIA - COMPOUND	GBP	1,300,000	09/20/2033	Annually	—	(3,992)	(3,992)
4.34%	GBP - SONIA - COMPOUND	GBP	1,100,000	09/20/2033	Annually	—	(4,310)	(4,310)
4.23%	GBP - SONIA - COMPOUND	GBP	800,000	09/20/2033	Annually	—	5,480	5,480
4.19%	GBP - SONIA - COMPOUND	GBP	1,100,000	09/20/2033	Annually	—	12,196	12,196
4.24%	GBP - SONIA - COMPOUND	GBP	1,600,000	09/20/2033	Annually	—	10,162	10,162
4.26%	GBP - SONIA - COMPOUND	GBP	700,000	09/20/2033	Annually	—	2,666	2,666
4.50%	3 Month NZD Bank Bill Rate	NZD	7,982,000	09/20/2033	Quarterly	(1,561)	77,981	79,542
3 Month NZD Bank Bill Rate	4.41%	NZD	1,500,000	09/20/2033	Quarterly	—	(21,111)	(21,111)
3 Month NZD Bank Bill Rate	4.49%	NZD	4,100,000	09/20/2033	Quarterly	—	(42,189)	(42,189)
3 Month SEK STIBOR	2.99%	SEK	13,000,000	09/20/2033	Quarterly	—	(19,302)	(19,302)
2.93%	3 Month SEK STIBOR	SEK	41,547,000	09/20/2033	Quarterly	4,377	78,434	74,057
3.02%	3 Month SEK STIBOR	SEK	12,000,000	09/20/2033	Quarterly	(348)	14,427	14,775
3.31%	3 Month SEK STIBOR	SEK	114,000,000	09/20/2033	Quarterly	12,914	(112,219)	(125,133)
3.34%	3 Month SEK STIBOR	SEK	6,000,000	09/20/2033	Quarterly	—	(7,514)	(7,514)
3 Month SEK STIBOR	3.01%	SEK	11,000,000	09/20/2033	Quarterly	—	(14,209)	(14,209)
3 Month SEK STIBOR	3.06%	SEK	10,000,000	09/20/2033	Quarterly	—	(9,405)	(9,405)
USD - SOFR - COMPOUND	3.35%	USD	800,000	09/20/2033	Annually	—	(29,103)	(29,103)
USD - SOFR - COMPOUND	3.43%	USD	600,000	09/20/2033	Annually	—	(18,062)	(18,062)
USD - SOFR - COMPOUND	3.45%	USD	2,296,000	09/20/2033	Annually	14,335	(66,387)	(80,722)
3.84%	USD - SOFR - COMPOUND	USD	800,000	09/20/2033	Annually	—	(2,692)	(2,692)
3.99%	USD - SOFR - COMPOUND	USD	600,000	09/20/2033	Annually	—	(9,353)	(9,353)

						$(52,351)	$109,920	$162,271

31	See accompanying notes to the financial statements.

GMO Multi-Sector Fixed Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)

As of August 31, 2023, the asset-backed securities held are defeased and as such the issuer intends to meet payments of principal and interest to maturity through alternative sources other than asset-backed securities (e.g., U.S. Treasuries).

(b)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(c)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 48.

See accompanying notes to the financial statements.	32

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Debt Obligations	79.1%
Short-Term Investments	24.3
Swap Contracts	1.2
Mutual Funds	0.9
Futures Contracts	0.1
Purchased Options	0.0 ^
Forward Currency Contracts	0.0 ^
Written Options	(0.0)^
Other	(5.6)

100.0%

Industry Sector Summary	% of Debt Obligations

Commercial Mortgage-Backed Securities	24.7%
Collateralized Loan Obligations	18.5
Student Loans - Private	13.5
U.S. Government Agency	9.5
Residential Mortgage-Backed Securities — Other	8.7
Small Balance Commercial Mortgages	5.7
U.S. Government	4.8
Residential Mortgage-Backed Securities — Alt-A	3.9
Residential Mortgage-Backed Securities — Prime	3.2
Student Loans - Federal Family Education Loan Program	2.5
Residential Mortgage-Backed Securities — Subprime	2.1
Residential Mortgage-Backed Securities — Performing Loans	1.2
Auto Retail Subprime	0.9
Residential Mortgage-Backed Securities — Agency	0.4
Corporate Debt	0.3
CMBS Collateralized Debt Obligations	0.1

100.0%

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

^	Rounds to 0.0%.

33

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 79.1%

	Asset-Backed Securities — 67.5%
	Auto Retail Subprime — 0.7%
5,000,000	Bank of America Auto Trust, Series 23-1A, Class A3, 144A, 5.53%, due 02/15/28	5,017,664
4,250,000	GM Financial Consumer Automobile Receivables Trust, Series 23-3, Class A3, 5.45%, due 06/16/28	4,273,557

	Total Auto Retail Subprime	9,291,221

	CMBS Collateralized Debt Obligations — 0.1%
8,586,000	ARCap Resecuritization Trust, Series 05-1A, Class B, 144A, 5.55%, due 12/21/42	1,013,148
258,043	GS Mortgage Securities Corp. Trust, Series 06-CC1, Class A, 144A, Variable Rate, 5.33%, due 03/21/46	190,952

	Total CMBS Collateralized Debt Obligations	1,204,100

	Collateralized Loan Obligations — 14.6%
5,375,441	Crestline Denali CLO XVI Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.38%, 6.71%, due 01/20/30	5,360,293
4,075,000	Crown City CLO III, Series 21-1A, Class A1A, 144A, Variable Rate, 3 mo. SOFR + 1.43%, 6.76%, due 07/20/34	4,035,085
4,550,000	Fort Washington CLO Ltd., Series 21-2A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.48%, 6.81%, due 10/20/34	4,521,412
2,477,104	Gallatin CLO IX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.31%, 6.65%, due 01/21/28	2,474,639
210,204	Halcyon Loan Advisors Funding CLO Ltd., Series 14-2A, Class C, 144A, Variable Rate, 3 mo. SOFR + 3.76%, 9.13%, due 04/28/25	207,229
9,965,126	Hayfin US CLO XII Ltd., Series 18-8A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.38%, 6.71%, due 04/20/31	9,911,972
5,718,682	JFIN CLO Ltd., Series 15-2A, Class DR, 144A, Variable Rate, 3 mo. SOFR + 3.46%, 8.77%, due 10/17/26	5,677,936
4,320,000	JFIN CLO Ltd., Series 12-1A, Class BR, 144A, Variable Rate, 3 mo. SOFR + 2.61%, 7.94%, due 07/20/28	4,275,880
3,000,000	JFIN CLO Ltd., Series 16-1A, Class DR, 144A, Variable Rate, 3 mo. SOFR + 3.66%, 9.02%, due 10/27/28	2,980,785
98,367	JMP Credit Advisors CLO IV Ltd., Series 17-1A, Class AR, 144A, Variable Rate, 3 mo. SOFR + 1.54%, 6.85%, due 07/17/29	98,308
13,655,604	Man GLG US CLO, Series 18-1A, Class A1R, 144A, Variable Rate, 3 mo. SOFR + 1.40%, 6.73%, due 04/22/30	13,523,936
4,000,000	Mountain View CLO Ltd., Series 13-1A, Class BRR , 144A, Variable Rate, 3 mo. SOFR + 1.93%, 7.23%, due 10/12/30	3,949,812

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
6,011,523	Northwoods Capital CLO XVII Ltd., Series 18-17A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.32%, 6.67%, due 04/22/31	5,944,261
10,000,000	Ocean Trails CLO 8, Series 20-8A, Class A1R, Variable Rate, 3 mo. SOFR + 1.48%, 6.79%, due 07/15/34	9,875,220
9,800,000	OFSI BSL CLO VIII Ltd., Series 17-1A, Class BR, 144A, Variable Rate, 3 mo. SOFR + 1.76%, 7.07%, due 08/16/29	9,734,859
1,083,456	OZLM CLO VII Ltd., Series 14-7A, Class SUB, 144A, Variable Rate, 0.00, due 07/17/26	24,597
4,135,462	OZLM CLO VII Ltd., Series 14-7RA, Class A1R, 144A, Variable Rate, 3 mo. SOFR + 1.27%, 6.58%, due 07/17/29	4,121,368
12,996,373	OZLM CLO XVIII Ltd., Series 18-18A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.28%, 6.59%, due 04/15/31	12,925,296
2,190,000	OZLM CLO XXII Ltd., Series 18-22A, Class A2, 144A, Variable Rate, 3 mo. SOFR + 1.76%, 7.07%, due 01/17/31	2,153,736
1,385,363	Saranac CLO III Ltd., Series 14-3A, Class ALR, 144A, Variable Rate, 3 mo. LIBOR + 1.60%, 7.12%, due 06/22/30	1,383,773
3,973,833	Shackleton CLO Ltd., Series 14-5RA, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.36%, 6.73%, due 05/07/31	3,946,426
1,262,000	Signal Peak CLO 2 LLC, Series 15-1A, Class BR2, 144A, Variable Rate, 3 mo. SOFR + 1.76%, 7.09%, due 04/20/29	1,257,371
1,439,500	Sound Point CLO IV-R Ltd., Series 13-3RA, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.41%, 6.72%, due 04/18/31	1,430,952
3,417,000	Sound Point CLO XIX Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.26%, 6.57%, due 04/15/31	3,395,531
3,595,000	Sound Point CLO XXVIII Ltd., Series 20-3A, Class A1, 144A, Variable Rate, 3 mo. SOFR + 1.54%, 6.89%, due 01/25/32	3,586,304
8,688,000	Steele Creek CLO Ltd., Series 16-1A, Class AR, 144A, Variable Rate, 3 mo. LIBOR + 1.12%, 6.67%, due 06/15/31	8,622,744
923,349	Telos CLO Ltd., Series 13-3A, Class CR, 144A, Variable Rate, 3 mo. SOFR + 2.86%, 8.17%, due 07/17/26	923,432
5,935,333	Telos CLO Ltd., Series 14-5A, Class BR, 144A, Variable Rate, 3 mo. SOFR + 1.74%, 7.05%, due 04/17/28	5,907,657
4,335,500	Telos CLO Ltd., Series 14-5A, Class CR, 144A, Variable Rate, 3 mo. SOFR + 2.41%, 7.72%, due 04/17/28	4,272,505
4,993,200	Venture 32 CLO Ltd., Series 18-32A, Class A1, 144A, Variable Rate, 3 mo. SOFR + 1.36%, 6.67%, due 07/18/31	4,953,634
5,431,200	Venture 34 CLO Ltd., Series 18-34A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.49%, 6.80%, due 10/15/31	5,383,623
2,300,366	Venture XVIII CLO Ltd., Series 14-18A, Class AR, 144A, Variable Rate, 3 mo. SOFR + 1.48%, 6.79%, due 10/15/29	2,297,394

See accompanying notes to the financial statements.	34

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Collateralized Loan Obligations — continued
9,000,000	Venture XXIV CLO Ltd., Series 16-24A, Class BRR, 144A, Variable Rate, 3 mo. SOFR + 1.76%, 7.09%, due 10/20/28	8,815,590
6,756,875	Wellfleet CLO Ltd., Series 17-2A, Class A1R, 144A, Variable Rate, 3 mo. SOFR + 1.32%, 6.65%, due 10/20/29	6,722,848
1,360,000	Whitebox CLO II Ltd., Series 20-2A, Class A1R, 144A, Variable Rate, 3 mo. SOFR + 1.48%, 6.83%, due 10/24/34	1,351,020
59,108	WhiteHorse CLO X Ltd., Series 15-10A, Class DR, 144A, Variable Rate, 3 mo. SOFR + 3.26%, 8.57%, due 04/17/27	59,110
7,253,900	Whitehorse CLO XII Ltd., Series 18-12A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.51%, 6.82%, due 10/15/31	7,211,073
10,000,000	Zais CLO Ltd., Series 22-18A, Class A1A, 144A, Variable Rate, 3 mo. SOFR + 1.52%, 6.87%, due 01/25/35	9,842,830
3,201,771	Zais CLO 7 Ltd., Series 17-2A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.55%, 6.86%, due 04/15/30	3,186,927
325,288	Zais CLO 8 Ltd., Series 18-1A, Class A, 144A, Variable Rate, 3 mo. SOFR + 1.21%, 6.52%, due 04/15/29	324,371
4,470,500	Zais CLO 8 Ltd., Series 18-1A, Class B, 144A, Variable Rate, 3 mo. SOFR + 1.71%, 7.02%, due 04/15/29	4,437,780

	Total Collateralized Loan Obligations	191,109,519

	Commercial Mortgage-Backed Securities — 19.6%
5,600,000	BAMLL Commercial Mortgage Securities Trust, Series 19-BPR, Class ANM, 144A, 3.11%, due 11/05/32	5,100,722
11,857,600	Barclays Commercial Mortgage Trust, Series 18-TALL, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.92%, 6.23%, due 03/15/37	10,887,323
11,037,000	Barclays Commercial Mortgage Trust, Series 18-CHRS, Class E, 144A, Variable Rate, 4.41%, due 08/05/38	7,426,281
5,724,139	Bear Stearns Mortgage Funding Trust, Series 06-AR1, Class 1A1, Variable Rate, 1 mo. SOFR + 0.53%, 5.85%, due 07/25/36	5,060,984
7,760,120	Benchmark Mortgage Trust, Series 18-B8, Class A5, 4.23%, due 01/15/52	7,134,467
6,240,722	Benchmark Mortgage Trust, Series 19-B11, Class A5, 3.54%, due 05/15/52	5,490,224
17,000,000	Benchmark Mortgage Trust, Series 19-B12, Class A5, 3.12%, due 08/15/52	14,816,821
3,244,000	Benchmark Mortgage Trust, Series 18-B7, Class A4, Variable Rate, 4.51%, due 05/15/53	3,059,065
7,400,000	Benchmark Mortgage Trust, Series 19-B10, Class A4, 3.72%, due 03/15/62	6,701,931
4,693,256	Benchmark Mortgage Trust, Series 19-B14, Class A5, 3.05%, due 12/15/62	4,040,588
19,000,000	Benchmark Mortgage Trust, Series 19-B15, Class A5, 2.93%, due 12/15/72	15,967,691

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
5,500,000	BMW Vehicle Owner Trust, Series 23-A, Class A3, 5.47%, due 02/25/28	5,518,848
4,950,676	BX Commercial Mortgage Trust, Series 21-VINO, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.77%, 6.08%, due 05/15/38	4,854,312
6,400,000	BX Commercial Mortgage Trust, Series 21-ACNT, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.96%, 6.27%, due 11/15/38	6,281,603
8,000,000	BX Commercial Mortgage Trust, Series 20-VIV4, Class A, 144A, 2.84%, due 03/09/44	6,641,213
8,000,000	BX Commercial Mortgage Trust, Series 20-VIVA, Class D, 144A, Variable Rate, 3.67%, due 03/11/44	6,444,140
8,000,000	BX Trust, Series 19-OC11, Class A, 144A, 3.20%, due 12/09/41	6,868,730
4,895,000	BX Trust, Series 19-OC11, Class C, 144A, 3.86%, due 12/09/41	4,175,132
9,000,000	BX Trust, Series 19-OC11, Class E, 144A, Variable Rate, 4.08%, due 12/09/41	7,324,947
4,446,000	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class B, Variable Rate, 4.18%, due 07/10/47	4,176,381
9,352,535	Citigroup Commercial Mortgage Trust, Series 14-GC23, Class C, Variable Rate, 4.57%, due 07/10/47	8,656,759
3,031,837	Commercial Mortgage Trust, Series 15-PC1, Class B, Variable Rate, 4.42%, due 07/10/50	2,762,048
13,570,667	Commercial Mortgage Trust, Series 18-COR3, Class A3, 4.23%, due 05/10/51	12,736,399
58,447	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFX, 4.88%, due 04/15/37	58,319
73,066	Credit Suisse First Boston Mortgage Securities Corp., Series 05-C2, Class AMFL, Variable Rate, 1 mo. SOFR + 0.36%, 5.68%, due 04/15/37	73,077
5,570,000	ELP Commercial Mortgage Trust, Series 21-ELP, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.82%, 6.13%, due 11/15/38	5,451,185
2,000,000	Grace Trust, Series 20-GRCE, Class A, 144A, 2.35%, due 12/10/40	1,562,669
5,000,000	GS Mortgage Securities Corp. II, Series 23-SHIP, Class A, 144A, Variable Rate, 4.47%, due 09/15/38	4,809,278
5,500,000	ILPT Commercial Mortgage Trust, Series 22-LPFX, Class A, 144A, 3.38%, due 03/15/32	4,530,532
4,108,246	MHC Commercial Mortgage Trust, Series 21-MHC, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.92%, 6.23%, due 04/15/38	4,046,833
4,400,000	MHC Trust, Series 21-MHC2, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.96%, 6.27%, due 05/15/38	4,323,167
10,000,000	MKT Mortgage Trust, Series 20-525M, Class A, 144A, 2.69%, due 02/12/40	7,105,650

35	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Commercial Mortgage-Backed Securities — continued
5,000,000	MKT Mortgage Trust, Series 20-525M, Class E, 144A, Variable Rate, 3.04%, due 02/12/40 (a)	1,724,580
3,006,000	Morgan Stanley Capital I Trust, Series 19-H6, Class A4, 3.42%, due 06/15/52	2,669,423
3,000,000	Morgan Stanley Capital I Trust, Series 20-L4, Class A3, 2.70%, due 02/15/53	2,514,315
11,545,000	SMRT Commercial Mortgage Trust, Series 22-MINI, Class A, 144A, Variable Rate, 1 mo. SOFR + 1.00%, 6.31%, due 01/15/39	11,291,545
7,130,000	Taubman Centers Commercial Mortgage Trust, Series 22-DPM, Class A, 144A, Variable Rate, 1 mo. SOFR + 2.19%, 7.50%, due 05/15/37	6,960,126
5,268,100	UBS Commercial Mortgage Trust, Series 18-C9, Class A4, Variable Rate, 4.12%, due 03/15/51	4,880,740
7,933,000	UBS Commercial Mortgage Trust, Series 18-C12, Class A5, 4.30%, due 08/15/51	7,318,045
1,732,793	Velocity Commercial Capital Loan Trust, Series 22-1, Class A, 144A, Variable Rate, 3.38%, due 02/25/52	1,492,584
4,550,000	WaMu Commercial Mortgage Securities Trust, Series 06-SL1, Class E, 144A, Variable Rate, 4.09%, due 11/23/43	4,509,236
295,724	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class G, 144A, Variable Rate, 4.96%, due 03/23/45	294,728
11,594,960	WaMu Commercial Mortgage Securities Trust, Series 07-SL3, Class J, 144A, Variable Rate, 4.96%, due 03/23/45	9,940,244
1,180,000	Wells Fargo Commercial Mortgage Trust, Series 18-C46, Class A4, 4.15%, due 08/15/51	1,102,227
2,704,000	Wells Fargo Commercial Mortgage Trust, Series 19-C50, Class C, 4.35%, due 05/15/52	2,144,785
2,030,000	Wells Fargo Commercial Mortgage Trust, Series 19-C51, Class A4, 3.31%, due 06/15/52	1,768,331
2,750,000	Wells Fargo Commercial Mortgage Trust, Series 21-C59, Class A5, 2.63%, due 04/15/54	2,227,984
1,395,022	Wells Fargo Commercial Mortgage Trust, Series 18-C47, Class A4, 4.44%, due 09/15/61	1,318,976

	Total Commercial Mortgage-Backed Securities	256,245,188

	Residential Mortgage-Backed Securities — Agency — 0.3%
5,230,687	Federal National Mortgage Association, Series 20-5, Class PC, 2.50%, due 01/25/50	4,308,545

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other —6.9%
793,334	ACE Securities Corp. Home Equity Loan Trust, Series 06-ASL1, Class A, Variable Rate, 1 mo. SOFR + 0.39%, 5.71%, due 02/25/36	96,396
17,663,707	American Home Mortgage Investment Trust, Series 06-2, Class 4A, Variable Rate, 1 mo. SOFR + 0.47%, 5.79%, due 02/25/36	397,889
6,000,000	AMSR Trust, Series 20-SFR5, Class A, 144A, 1.38%, due 11/17/37	5,462,666
13,743,281	BankAmerica Manufactured Housing Contract Trust, Series 98-1, Class B2, Variable Rate, 8.00%, due 08/10/25	3,027,822
4,232,286	BCMSC Trust, Series 99-A, Class M1, Variable Rate, 6.79%, due 03/15/29	3,957,061
8,834,023	BCMSC Trust, Series 99-B, Class A4, Variable Rate, 7.30%, due 12/15/29	1,054,928
2,928,137	BCMSC Trust, Series 00-A, Class A4, Variable Rate, 8.29%, due 06/15/30	396,037
130,774	Bear Stearns Mortgage Funding Trust, Series 07-SL2, Class 1A, Variable Rate, 1 mo. SOFR + 0.43%, 5.75%, due 02/25/37	133,527
2,394,563	Conseco Finance Corp., Series 97-6, Class M1, Variable Rate, 7.21%, due 01/15/29	2,292,357
1,822,032	Conseco Finance Corp., Series 98-6, Class M1, Variable Rate, 6.63%, due 06/01/30	1,741,363
5,587,638	Conseco Finance Securitizations Corp., Series 02-2, Class M2, Variable Rate, 9.16%, due 03/01/33	5,302,583
5,565,602	Conseco Finance Securitizations Corp., Series 01-3, Class M1, Variable Rate, 7.15%, due 05/01/33	5,199,887
5,485,939	Conseco Finance Securitizations Corp., Series 02-1, Class M2, Variable Rate, 9.55%, due 12/01/33	5,300,356
908,433	Corevest American Finance Trust, Series 21-1, Class A, 144A, 1.57%, due 04/15/53	812,358
11,436,914	FirstKey Homes Trust, Series 21-SFR3, Class A, 144A, 2.14%, due 12/17/38	10,186,140
551,048	GMACM Home Equity Loan Trust, Series 04-HE3, Class A3, FSA, Variable Rate, 1 mo. SOFR + 0.61%, 5.93%, due 10/25/34	526,608
2,027,284	GMACM Home Equity Loan Trust, Series 07-HE3, Class 2A1, Variable Rate, 7.00%, due 09/25/37	1,775,076
4,328,989	Home Equity Loan Trust, Series 05-HS1, Class AI4, Step Up, 5.55%, due 09/25/35	113,350
28,480,361	Home Equity Mortgage Loan Asset-Backed Trust, Series 06-A, Class A, Variable Rate, 1 mo. SOFR + 0.37%, 5.69%, due 06/25/36	539,048
8,640,702	Home Loan Trust, Series 06-HI4, Class A4, Step Up, 6.22%, due 09/25/36	2,819,135
9,061,884	Home Loan Trust, Series 07-HI1, Class A4, Step Up, 6.43%, due 03/25/37	1,523,948
3,612,723	Lehman ABS Manufactured Housing Contract Trust, Series 01-B, Class M2, Variable Rate, 7.17%, due 04/15/40	3,034,653

See accompanying notes to the financial statements.	36

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
3,594,586	Master Second Lien Trust, Series 06-1, Class A, Variable Rate, 1 mo. SOFR + 0.43%, 5.75%, due 03/25/36	247,923
182,161	Mellon Re-REMIC Pass-Through Trust, Series 04-TBC1, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.36%, 5.68%, due 02/26/34	160,699
1,095,065	New Century Home Equity Loan Trust, Series 03-B, Class M1, Variable Rate, 1 mo. SOFR + 1.09%, 6.40%, due 10/25/33	1,054,546
13,593,351	New Century Home Equity Loan Trust, Series 06-S1, Class A2A, Variable Rate, 1 mo. SOFR + 0.31%, 5.63%, due 03/25/36	389,738
7,753,926	New Century Home Equity Loan Trust, Series 06-S1, Class A1, Variable Rate, 1 mo. SOFR + 0.45%, 5.77%, due 03/25/36	222,134
20,672,821	New Century Home Equity Loan Trust, Series 06-S1, Class A2B, Variable Rate, 1 mo. SOFR + 0.51%, 5.83%, due 03/25/36	592,026
21,181	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 05-S3, Class M1, Variable Rate, 1 mo. SOFR + 1.01%, 6.33%, due 08/25/35	284,791
749,740	Oakwood Mortgage Investors, Inc., Series 98-A, Class B1, Variable Rate, 7.50%, due 05/15/28	700,080
938,498	Oakwood Mortgage Investors, Inc., Series 98-D, Class M1, 144A, 7.42%, due 01/15/29	886,957
3,238,843	Oakwood Mortgage Investors, Inc., Series 99-E, Class A1, Variable Rate, 7.61%, due 03/15/30	1,894,104
11,752,084	Oakwood Mortgage Investors, Inc., Series 00-D, Class A4, Variable Rate, 7.40%, due 07/15/30	2,550,853
855,862	Oakwood Mortgage Investors, Inc., Series 01-D, Class A4, Variable Rate, 6.93%, due 09/15/31	451,786
440,599	Oakwood Mortgage Investors, Inc., Series 01-E, Class A3, 5.69%, due 12/15/31	423,439
1,539,558	Progress Residential Trust, Series 21-SFR10, Class A, 144A, 2.39%, due 12/17/40	1,312,284
1,957,434	Towd Point Mortgage Trust, Series 17-5, Class A1, 144A, Variable Rate, 1 mo. SOFR + 0.71%, 5.12%, due 02/25/57	1,961,731
6,972,000	Towd Point Mortgage Trust, Series 17-5, Class A2, Variable Rate, 1 mo. SOFR + 1.01%, 5.12%, due 02/25/57	6,921,811
4,585,091	Tricon American Homes Trust, Series 19-SFR1, Class A, 144A, 2.75%, due 03/17/38	4,275,341
5,982,672	Tricon American Homes Trust, Series 20-SFR2, Class A, 144A, 1.48%, due 11/17/39	5,091,829

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Other — continued
5,476,032	Verus Securitization Trust, Series 22-5, Class A1, 144A, Step Up, 3.80%, due 04/25/67	5,036,071

	Total Residential Mortgage-Backed Securities — Other	90,151,331

	Residential Mortgage-Backed Securities — Performing Loans — 1.0%
2,657,569	Ajax Mortgage Loan Trust, Series 21-A, Class A1, 144A, Variable Rate, 1.07%, due 09/25/65	2,274,601
6,782,811	CSMC Trust, Series 22-NQM1, Class A1, 144A, Variable Rate, 2.27%, due 11/25/66	5,744,911
5,413,717	Verus Securitization Trust, Series 21-8, Class A1, 144A, Variable Rate, 1.82%, due 11/25/66	4,534,578

	Total Residential Mortgage-Backed Securities — Performing Loans	12,554,090

	Residential Mortgage-Backed Securities — Prime —2.5%
7,137,641	American Home Mortgage Assets Trust, Series 06-4, Class 1A12, Variable Rate, 1 mo. SOFR + 0.32%, 5.64%, due 10/25/46	3,826,071
465,854	Bear Stearns ARM Trust, Series 05-9, Class A1, Variable Rate, U.S. Treasury Yield 1 Year CMT + 2.30%, 7.67%, due 10/25/35	436,431
3,711,282	CSMC Mortgage-Backed Trust, Series 07-4, Class 2A1, 6.00%, due 06/25/37	2,113,754
1,219,054	IndyMac INDA Mortgage Loan Trust, Series 06-AR3, Class 1A1, Variable Rate, 3.73%, due 12/25/36	1,049,055
865,074	IndyMac INDA Mortgage Loan Trust, Series 07-AR1, Class 1A1, Variable Rate, 3.55%, due 03/25/37	728,942
7,269,818	IndyMac INDX Mortgage Loan Trust, Series 06-AR2, Class 1A1A, Variable Rate, 1 mo. SOFR + 0.55%, 5.65%, due 04/25/46	6,441,048
1,611,395	Morgan Stanley Mortgage Loan Trust, Series 06-2, Class 6A, 6.50%, due 02/25/36	732,136
4,504,173	Structured Adjustable Rate Mortgage Loan Trust, Series 05-9, Class 2A2A, Variable Rate, 12 MTA + 1.40%, 5.83%, due 05/25/35	3,483,658
694,546	WaMu Mortgage Pass-Through Certificates Trust, Series 05-AR10, Class 1A3, Variable Rate, 4.76%, due 09/25/35	638,745
889,070	WaMu Mortgage Pass-Through Certificates Trust, Series 06-AR19, Class 2A, Variable Rate, 12 MTA + 1.25%, 5.68%, due 01/25/47	786,281
2,033,583	Washington Mutual Mortgage Pass-Through Certificates, Series 05-4, Class CB3, Variable Rate, 1 mo. SOFR + 0.56%, 5.50%, due 06/25/35	1,681,429

37	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Prime — continued
2,137,796	Washington Mutual Mortgage Pass-Through Certificates, Series 05-10, Class 4CB3, Variable Rate, 1 mo. SOFR + 0.71%, 5.75%, due 12/25/35	1,838,760
4,124,879	Washington Mutual Mortgage Pass-Through Certificates, Series 06-8, Class A5, Step Up, 4.16%, due 10/25/36	1,486,407
8,674,178	Washington Mutual Mortgage Pass-Through Certificates, Series 07-5, Class A6, 6.00%, due 06/25/37	7,502,172

	Total Residential Mortgage-Backed Securities — Prime	32,744,889

	Residential Mortgage-Backed Securities — Subprime — 1.6%
1,078,258	Asset Backed Funding Certificates Trust, Series 05-AQ1, Class A5, Step Up, 4.29%, due 06/25/35	1,011,057
1,023,680	BCAP LLC, Series 14-RR2, Class 11A3, 144A, Variable Rate, 3.14%, due 05/26/37	984,994
11,928,239	Bravo Mortgage Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. SOFR + 0.71%, 6.03%, due 07/25/36	10,234,730
522,668	Carrington Mortgage Loan Trust, Series 07-RFC1, Class A3, Variable Rate, 1 mo. SOFR + 0.25%, 5.57%, due 12/25/36	497,151
997,030	CHL Mortgage Pass-Through Trust, Series 04-HYB6, Class A2, Variable Rate, 4.41%, due 11/20/34	939,981
2,585,751	First Franklin Mortgage Loan Trust, Series 06-FF12, Class A1, Variable Rate, 1 mo. SOFR + 0.22%, 5.53%, due 09/25/36	2,339,092
2,318,335	Home Equity Asset Trust, Series 06-2, Class M1, Variable Rate, 1 mo. SOFR + 0.68%, 6.00%, due 05/25/36	2,231,377
757,731	Lehman XS Trust, Series 07-15N, Class 2A1, Variable Rate, 1 mo. SOFR + 0.61%, 5.93%, due 08/25/37	688,114
3,027,546	Residential Asset Mortgage Products Trust, Series 05-RS1, Class MII2, Variable Rate, 1 mo. SOFR + 0.91%, 6.63%, due 01/25/35	2,768,921

	Total Residential Mortgage-Backed Securities — Subprime	21,695,417

	Residential Mortgage-Backed Securities — Alt-A —3.0%
272,768	Alternative Loan Trust, Series 04-J11, Class 1CB1, 5.50%, due 11/25/34	263,197
2,378,092	Alternative Loan Trust, Series 05-18CB, Class A8, 5.50%, due 05/25/35	2,218,856
1,531,859	Alternative Loan Trust, Series 06-7CB, Class 1A1, Variable Rate, 1 mo. SOFR + 0.81%, 6.00%, due 05/25/36	673,037
1,596,212	Alternative Loan Trust, Series 06-28CB, Class A1, Variable Rate, 1 mo. SOFR + 0.81%, 6.13%, due 10/25/36	609,262

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Residential Mortgage-Backed Securities — Alt-A — continued
1,012,686	Bear Stearns ALT-A Trust, Series 04-11, Class 1M1, Variable Rate, 1 mo. SOFR + 1.01%, 6.33%, due 11/25/34	989,340
2,088,212	Bear Stearns ALT-A Trust, Series 07-1, Class 1A1, Variable Rate, 1 mo. SOFR + 0.43%, 5.75%, due 01/25/47	1,702,642
1,722,156	Bear Stearns Asset Backed Securities I Trust, Series 04-AC5, Class A1, Step Up, 5.75%, due 10/25/34	1,577,477
3,723,212	Citigroup Mortgage Loan Trust, Inc., Series 06-AR5, Class 2A2A, Variable Rate, 4.43%, due 07/25/36	2,130,060
4,519,640	Fieldstone Mortgage Investment Trust, Series 04-4, Class M4, Variable Rate, 1 mo. SOFR + 2.66%, 7.98%, due 10/25/35	2,900,038
10,860,132	GSAA Home Equity Trust, Series 06-9, Class A3, Variable Rate, 1 mo. SOFR + 0.43%, 5.75%, due 06/25/36	2,361,742
12,110,758	GSR Mortgage Loan Trust, Series 07-OA2, Class 1A1, Variable Rate, 3.40%, due 06/25/47	7,639,617
6,571,215	HarborView Mortgage Loan Trust, Series 07-4, Class 2A1, Variable Rate, 1 mo. SOFR + 0.55%, 5.65%, due 07/19/47	6,179,886
124,817	JP Morgan Resecuritization Trust, Series 09-10, Class 7A1, 144A, Variable Rate, 5.02%, due 02/26/37	122,527
1,353,003	Merrill Lynch First Franklin Mortgage Loan Trust, Series 07-H1, Class 2A1, Variable Rate, 1 mo. SOFR + 3.11%, 8.43%, due 10/25/37	1,259,602
2,735,738	Residential Asset Securitization Trust, Series 25-A8CB, Class A6, 5.00%, due 07/25/35	1,623,363
15,269,563	Residential Asset Securitization Trust, Series 06-A7CB, Class 3A1, 6.50%, due 07/25/36	4,337,093
8,097,697	Terwin Mortgage Trust, Series 06-7, Class 2A3, 144A, Variable Rate, 1 mo. SOFR + 0.65%, 5.97%, due 08/25/37	3,401,926

	Total Residential Mortgage-Backed Securities — Alt-A	39,989,665

	Small Balance Commercial Mortgages — 4.5%
2,722,272	Bayview Commercial Asset Trust, Series 05-2A, Class A1, 144A, Variable Rate, 1 mo. SOFR + 0.58%, 5.89%, due 08/25/35	2,467,382
1,397,492	Bayview Commercial Asset Trust, Series 05-4A, Class A2, 144A, Variable Rate, 1 mo. SOFR + 0.70%, 6.01%, due 01/25/36	1,276,550
1,882,612	Bayview Commercial Asset Trust, Series 06-1A, Class A2, 144A, Variable Rate, 1 mo. SOFR + 0.65%, 5.97%, due 04/25/36	1,692,601
756,768	Bayview Commercial Asset Trust, Series 06-1A, Class M1, 144A, Variable Rate, 1 mo. SOFR + 0.68%, 6.00%, due 04/25/36	677,822

See accompanying notes to the financial statements.	38

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
1,057,619	Bayview Commercial Asset Trust, Series 06-2A, Class A1, 144A, Variable Rate, 1 mo. SOFR + 0.46%, 5.77%, due 07/25/36	952,342
2,163,373	Bayview Commercial Asset Trust, Series 06-2A, Class A2, 144A, Variable Rate, 1 mo. SOFR + 0.53%, 5.85%, due 07/25/36	1,953,219
2,740,119	Bayview Commercial Asset Trust, Series 06-3A, Class A1, 144A, Variable Rate, 1 mo. SOFR + 0.49%, 5.68%, due 10/25/36	2,519,505
8,073,247	Bayview Commercial Asset Trust, Series 06-SP2, Class A, 144A, Variable Rate, 1 mo. SOFR + 0.53%, 5.85%, due 01/25/37	7,382,023
1,583,654	Bayview Commercial Asset Trust, Series 07-1, Class A1, 144A, Variable Rate, 1 mo. SOFR + 0.44%, 5.76%, due 03/25/37	1,416,912
5,056,054	Bayview Commercial Asset Trust, Series 07-2A, Class A1, 144A, Variable Rate, 1 mo. SOFR + 0.38%, 5.70%, due 07/25/37	4,461,395
2,388,620	Bayview Commercial Asset Trust, Series 07-3, Class A1, 144A, Variable Rate, 1 mo. SOFR + 0.47%, 5.79%, due 07/25/37	2,101,967
1,615,230	Bayview Commercial Asset Trust, Series 08-1, Class A4, 144A, Variable Rate, 1 mo. SOFR + 1.61%, 6.93%, due 01/25/38	1,540,221
86,610,722	FRESB Mortgage Trust, Series 20-SB76, Class X1, IO, Variable Rate, 1.29%, due 05/25/30	2,806,092
19,247,484	FRESB Mortgage Trust, Series 20-SB74, Class X1, Variable Rate, 1.22%, due 03/25/40	596,260
69,399,412	FRESB Mortgage Trust, Series 20-SB77, Class X1, IO, Variable Rate, 0.99%, due 06/25/40	1,794,787
3,500,000	Harvest Commercial Capital Loan Trust, Series 19-1, Class M5, Variable Rate, 5.73%, due 09/25/46	3,018,168
462,703	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 06-1A, Class B, 144A, Variable Rate, 1 mo. SOFR + 1.11%, 6.43%, due 04/25/31	460,655
3,150,000	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-1A, Class M1, Variable Rate, 1 mo. SOFR + 0.61%, 5.93%, due 03/25/37	2,864,248
2,574,544	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-2A, Class M1, 144A, Variable Rate, 1 mo. SOFR + 0.51%, 5.83%, due 06/25/37	2,508,773
9,411,750	Lehman Brothers Small Balance Commercial Mortgage Trust, Series 07-3A, Class M1, 144A, Variable Rate, 5.45%, due 10/25/37	9,084,424
6,071,282	Velocity Commercial Capital Loan Trust, Series 21-4, Class A, 144A, Variable Rate, 2.52%, due 12/26/51	4,578,802
1,695,886	Velocity Commercial Capital Loan Trust, Series 21-4, Class M3, 144A, Variable Rate, 3.81%, due 12/26/51	1,230,305

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Small Balance Commercial Mortgages — continued
1,696,495	WaMu Commercial Mortgage Securities Trust, Series 07-SL2, Class E, 144A, Variable Rate, 5.30%, due 12/27/49	1,666,135

	Total Small Balance Commercial Mortgages	59,050,588

	Student Loans - Federal Family Education Loan Program — 2.0%
4,563,557	AccessLex Institute, Series 04-2, Class B, Variable Rate, 90-Day Average SOFR + 0.96%, 6.02%, due 01/25/43	4,203,579
2,701,926	Collegiate Funding Services Education Loan Trust, Series 05-B, Class B, Variable Rate, 3 mo. LIBOR + 0.32%, 5.84%, due 03/28/35	2,386,231
6,315,725	SLC Student Loan Trust, Series 08-2, Class A4, Variable Rate, 3 mo. LIBOR + 0.90%, 6.45%, due 06/15/21	6,203,920
7,363,143	SLM Student Loan Trust, Series 08-4, Class A4, Variable Rate, 90-Day Average SOFR + 1.91%, 6.97%, due 07/25/22	7,363,012
5,654,362	SLM Student Loan Trust, Series 08-5, Class A4, Variable Rate, 90-Day Average SOFR + 1.96%, 7.02%, due 07/25/23	5,658,784

	Total Student Loans - Federal Family Education Loan Program	25,815,526

	Student Loans - Private — 10.7%
1,340,979	Access Group, Inc., Series 05-A, Class B, Variable Rate, 3 mo. SOFR + 1.06%, 6.41%, due 07/25/34	1,303,591
5,985,704	KeyCorp Student Loan Trust, Series 05-A, Class 2C, Variable Rate, 3 mo. LIBOR + 1.30%, 6.84%, due 12/27/38	5,708,302
1,410,601	KeyCorp Student Loan Trust, Series 06-A, Class 2B, Variable Rate, 3 mo. LIBOR + 0.48%, 6.02%, due 12/27/41	1,405,966
5,398,736	KeyCorp Student Loan Trust, Series 04-A, Class 2D, Variable Rate, 3 mo. LIBOR + 1.25%, 6.87%, due 07/28/42	5,039,914
8,775,000	National Collegiate Commutation Trust, Series 07-3, Class A3R4, 144A, Variable Rate, 7-DayAuct + 0.00%, 8.64%, due 03/31/38 (b)	2,281,500
7,625,000	National Collegiate II Commutation Trust, Series 07-4, Class A3R7, Variable Rate, 28-DayAuct + 0.00%, 8.07%, due 03/25/38 (b)	1,925,312
3,777,752	National Collegiate Student Loan Trust, Series 06-4, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 5.74%, due 05/25/32	3,590,707
2,632,456	National Collegiate Student Loan Trust, Series 07-2, Class A4, Variable Rate, 1 mo. LIBOR + 0.29%, 5.72%, due 01/25/33	2,434,368
8,672,828	National Collegiate Student Loan Trust, Series 06-1, Class A5, Variable Rate, 1 mo. LIBOR + 0.35%, 5.78%, due 03/25/33	8,142,241

39	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
3,273,544	National Collegiate Student Loan Trust, Series 05-2, Class A51, Variable Rate, 1 mo. LIBOR + 0.37%, 5.80%, due 06/25/33	3,102,072
12,255,361	National Collegiate Student Loan Trust, Series 07-1, Class A4, Variable Rate, 1 mo. LIBOR + 0.31%, 5.73%, due 10/25/33	11,470,579
3,470,051	National Collegiate Student Loan Trust, Series 04-2, Class B, Variable Rate, 1 mo. LIBOR + 0.54%, 5.97%, due 12/26/33	3,339,265
25,000	National Collegiate Student Loan Trust, Series 07-3, Class A3A4, Variable Rate, 8.93%, due 03/25/38 (a)	19,750
75,000	National Collegiate Student Loan Trust, Series 07-4, Class A3A7, Variable Rate, 8.93%, due 03/25/38 (a)	59,250
3,803,326	Navient Student Loan Trust, Series 22-A, Class A, 144A, 2.23%, due 07/15/70	3,320,731
2,834,455	Nelnet Student Loan Trust, Series 21-A, Class APT1, 144A, 1.36%, due 04/20/62	2,537,125
3,175,000	SLM Private Credit Student Loan Trust, Series 03-A, Class A3, Variable Rate, 8.93%, due 06/15/32 (b)	3,159,125
5,400,349	SLM Private Credit Student Loan Trust, Series 03-C, Class C, Variable Rate, 3 mo. LIBOR + 1.60%, 7.15%, due 09/15/32	1,552,607
1,550,000	SLM Private Credit Student Loan Trust, Series 03-C, Class A3, Variable Rate, 8.07%, due 09/15/32 (b)	1,542,250
4,326,520	SLM Private Credit Student Loan Trust, Series 04-A, Class A3, Variable Rate, 3 mo. LIBOR + 0.40%, 5.95%, due 06/15/33	4,268,754
9,440,000	SLM Private Credit Student Loan Trust, Series 04-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.43%, 5.98%, due 09/15/33	9,216,435
6,235,984	SLM Private Credit Student Loan Trust, Series 05-A, Class A4, Variable Rate, 3 mo. LIBOR + 0.31%, 5.86%, due 12/15/38	6,042,828
18,947,623	SLM Private Credit Student Loan Trust, Series 06-A, Class A5, Variable Rate, 3 mo. LIBOR + 0.29%, 5.84%, due 06/15/39	18,184,643
11,444,980	SLM Private Credit Student Loan Trust, Series 05-B, Class A4, Variable Rate, 3 mo. LIBOR + 0.33%, 5.88%, due 06/15/39	11,086,292
1,633,486	SLM Private Credit Student Loan Trust, Series 06-BW, Class A5, Variable Rate, 3 mo. LIBOR + 0.20%, 5.75%, due 12/15/39	1,566,541
9,184,181	SLM Private Credit Student Loan Trust, Series 06-B, Class A5, Variable Rate, 3 mo. LIBOR + 0.27%, 5.82%, due 12/15/39	8,819,776
2,672,291	SLM Private Credit Student Loan Trust, Series 06-C, Class C, Variable Rate, 3 mo. LIBOR + 0.39%, 5.94%, due 12/15/39	2,449,607
6,149,816	SLM Private Credit Student Loan Trust, Series 07-A, Class A4A, Variable Rate, 3 mo. LIBOR + 0.24%, 5.79%, due 12/16/41	5,950,370
1,000	SMB Private Education Loan Trust, Series 23-B, Class R, 144A, 0.00, due 10/16/56 (a)	1,063,500
1,572,404	South Carolina Student Loan Corp., Series 15-A, Class A, Variable Rate, 1 mo. SOFR + 1.61%, 6.93%, due 01/25/36	1,569,193

Par Value†	Description	Value ($)

	Asset-Backed Securities — continued
	Student Loans - Private — continued
8,300,400	Towd Point Asset Trust, Series 18-SL1, Class B, 144A, Variable Rate, 1 mo. SOFR + 1.16%, 6.48%, due 01/25/46	8,052,861

	Total Student Loans - Private	140,205,455

	Total Asset-Backed Securities	884,365,534

	Corporate Debt — 0.2%
	Residential REITs — 0.2%
4,000,000	Hudson Pacific Properties LP, 3.25%, due 01/15/30	2,709,532

	Total Corporate Debt	2,709,532

	U.S. Government — 3.8%
1,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 10/31/23	1,000,099
1,900,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.34%, due 04/30/24	1,899,462
47,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24 (c)	47,011,334

	Total U.S. Government	49,910,895

	U.S. Government Agency — 7.6%
1,481,250	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR - 0.02%, 5.88%, due 02/01/25 (b)	1,466,437
2,625,000	Agency for International Development Floater (Support of Morocco), Variable Rate, 6 mo. LIBOR + 0.15%, 6.01%, due 10/29/26 (b)	2,588,897
7,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 09/04/24	7,501,061
330,000	Federal National Mortgage Association, TBA, 4.00%, due 09/01/38	316,826
330,000	Federal National Mortgage Association, TBA, 4.50%, due 09/01/38	321,466
1,030,000	Federal National Mortgage Association, TBA, 3.00%, due 09/01/53	887,369
1,460,000	Federal National Mortgage Association, TBA, 3.50%, due 09/01/53	1,304,932
1,220,000	Federal National Mortgage Association, TBA, 4.00%, due 09/01/53	1,126,022
2,720,000	Federal National Mortgage Association, TBA, 4.50%, due 09/01/53	2,578,900
45,070,000	Federal National Mortgage Association, TBA, 5.00%, due 09/14/53	43,701,175
34,140,000	Federal National Mortgage Association, TBA, 5.50%, due 09/14/53	33,707,916
380,000	Government National Mortgage Association, TBA, 3.00%, due 09/20/53	334,088
600,000	Government National Mortgage Association, TBA, 3.50%, due 09/20/53	544,805
400,000	Government National Mortgage Association, TBA, 4.00%, due 09/20/53	372,687

See accompanying notes to the financial statements.	40

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value† / Shares	Description	Value ($)

	U.S. Government Agency — continued
760,000	Government National Mortgage Association, TBA, 4.50%, due 09/20/53	724,256
720,000	Government National Mortgage Association, TBA, 5.00%, due 09/20/53	700,608
610,000	Government National Mortgage Association, TBA, 5.50%, due 09/20/53	603,805

	Total U.S. Government Agency	98,781,250

	TOTAL DEBT OBLIGATIONS (COST $1,137,882,177)	1,035,767,211

	MUTUAL FUNDS — 0.9%

	United States — 0.9%
	Affiliated Issuers — 0.9%
2,183,242	GMO U.S. Treasury Fund	10,916,211

	TOTAL MUTUAL FUNDS (COST $11,003,541)	10,916,211

Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 24.3%

	Repurchase Agreements — 24.0%
314,159,825	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 08/31/23 maturing on 09/01/23 with a maturity value of $314,206,076 and an effective yield of 5.30%, collateralized by a U.S. Treasury Bill with maturity date 08/08/24 and a market value of $320,642,468.	314,159,825

	Money Market Funds — 0.3%
4,319,255	State Street Institutional Treasury Money
	Market Fund – Premier Class, 5.22% (d)	4,319,255

	TOTAL SHORT-TERM INVESTMENTS (COST $318,479,080)	318,479,080

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.IGS.40	MSCI	70.00%	09/20/23	USD 51,992,000	Fixed Spread	Pay	17,511
CDX.NA.IGS.40	GS	65.00%	10/18/23	USD 77,500,000	Fixed Spread	Pay	131,540

Total Options on Credit Default Swaps - Puts							149,051

TOTAL PURCHASED OPTIONS (COST $232,247)							149,051

TOTAL INVESTMENTS — 104.3% (Cost $1,467,597,045)							1,365,311,553

Other Assets and Liabilities (net) — (4.3)%							(55,707,294)

TOTAL NET ASSETS — 100.0%							$1,309,604,259

41	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)
10/17/2023	BOA	EUR	95,000	USD	105,509	2,288
10/17/2023	MSCI	EUR	3,773,200	USD	4,231,911	132,178
10/17/2023	MSCI	USD	102,993	EUR	94,000	(858)

						$133,608

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Buys
42	U.S. Long Bond (CBT)	December 2023	5,110,875	67,820
1,077	U.S. Treasury Note 2 Yr. (CBT)	December 2023	219,497,649	555,661
715	U.S. Treasury Note 5 Yr. (CBT)	December 2023	76,449,141	521,631
154	U.S. Treasury Ultra 10 Yr. (CBT)	December 2023	17,880,844	217,775
6	U.S. Ultra Bond (CBT)	December 2023	776,812	14,850

			$319,715,321	$ 1,377,737

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)
Sales
242	U.S. Treasury Note 10 Yr. (CBT)	December 2023	$26,869,563	$(252,635)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

				Principal/
		Exercise	Expiration	Notional		Floating	Pay/Receive	Value
Description	Counterparty	Rate	Date	Amount		Rate Index	Floating Rate	($)

Written Options on Credit Default Swaps - Puts
CDX.NA.IGS.40	MSCI	85.00%	09/20/23	USD	(51,992,000)	Fixed Spread	Pay	(4,593)
CDX.NA.IGS.40	GS	95.00%	11/15/23	USD	(47,706,000)	Fixed Spread	Pay	(18,057)
CDX.NA.IGS.40	GS	85.00%	10/18/23	USD	(116,250,000)	Fixed Spread	Pay	(34,024)

			Total Written Options On Credit Default Swaps — Puts					(56,674)

			TOTAL WRITTEN OPTIONS
					(Premiums $127,722)			$(56,674)

See accompanying notes to the financial statements.	42

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Credit Default Swaps

Reference Entity	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
ITRAXX.XO.38.V1	EUR	14,400,000	5.00%	3.65%	N/A	12/20/2027	Quarterly	(294,353)	(754,281)	(459,928)
CDX.NA.IGS.40.V1	USD	103,486,000	1.00%	0.64%	N/A	06/20/2028	Quarterly	(1,126,005)	(1,610,139)	(484,134)
CDX.NA.HYS.39.V2	USD	15,335,100	5.00%	4.09%	N/A	12/20/2027	Quarterly	(291,477)	(486,721)	(195,244)

								$(1,711,835)	$(2,851,141)	$(1,139,306)

OTC Credit Default Swaps

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Buy Protection^:
CDX.NA.HYS.31	CITI	USD	3,941,000	5.00%	0.38%	N/A	12/20/2023	Quarterly	(15,370)	(55,191)	(39,821)
CDX.NA.HYS.31	CITI	USD	4,025,000	5.00%	0.38%	N/A	12/20/2023	Quarterly	41,458	(56,368)	(97,826)
CDX.NA.HYS.31	CITI	USD	7,055,000	5.00%	0.38%	N/A	12/20/2023	Quarterly	44,878	(98,801)	(143,679)
CDX.NA.HYS.33	GS	USD	5,355,000	5.00%	4.27%	N/A	12/20/2024	Quarterly	121,559	(48,799)	(170,358)
CMBX.NA.A.7	CGMI	USD	1,420,000	2.00%	41.12%	N/A	01/17/2047	Monthly	89,177	82,355	(6,822)
CMBX.NA.A.7	CGMI	USD	10,000,000	2.00%	41.12%	N/A	01/17/2047	Monthly	593,750	579,965	(13,785)
CMBX.NA.A.7	GS	USD	2,840,000	2.00%	41.12%	N/A	01/17/2047	Monthly	156,358	164,710	8,352
CMBX.NA.AS.7	BOA	USD	4,505,000	1.00%	2.44%	N/A	01/17/2047	Monthly	47,352	6,119	(41,233)
CMBX.NA.AS.7	DB	USD	7,608,000	1.00%	2.44%	N/A	01/17/2047	Monthly	(119,899)	10,334	130,233
CMBX.NA.AS.7	DB	USD	16,677,794	1.00%	2.44%	N/A	01/17/2047	Monthly	197,705	22,654	(175,051)
CMBX.NA.AS.7	GS	USD	4,400,000	1.00%	2.44%	N/A	01/17/2047	Monthly	112,812	5,977	(106,835)
CMBX.NA.AS.7	MORD	USD	13,270,000	1.00%	2.44%	N/A	01/17/2047	Monthly	205,782	18,025	(187,757)
CMBX.NA.AA.11	CGMI	USD	4,000,000	1.50%	2.42%	N/A	11/18/2054	Monthly	(6,041)	131,250	137,291
CMBX.NA.AA.11	CGMI	USD	4,626,000	1.50%	2.42%	N/A	11/18/2054	Monthly	(63,740)	151,790	215,530
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.42%	N/A	11/18/2054	Monthly	(67,279)	151,741	219,020
CMBX.NA.AA.11	MORD	USD	4,624,500	1.50%	2.42%	N/A	11/18/2054	Monthly	(61,371)	151,741	213,112
CMBX.NA.BBB-.11	CGMI	USD	5,752,000	3.00%	9.66%	N/A	11/18/2054	Monthly	1,213,313	1,189,945	(23,368)
CMBX.NA.A.8	GS	USD	8,892,000	2.00%	5.86%	N/A	10/17/2057	Monthly	150,185	346,797	196,612
CMBX.NA.AS.8	CGMI	USD	8,892,000	1.00%	1.17%	N/A	10/17/2057	Monthly	73,095	15,676	(57,419)
CMBX.NA.AS.8	MORD	USD	3,384,000	1.00%	1.17%	N/A	10/17/2057	Monthly	140,432	5,966	(134,466)
CMBX.NA.BBB-.8	GS	USD	1,444,000	3.00%	23.52%	N/A	10/17/2057	Monthly	216,864	275,714	58,850
CMBX.NA.BBB-.8	GS	USD	4,224,000	3.00%	23.52%	N/A	10/17/2057	Monthly	400,908	806,520	405,612
CMBX.NA.BBB-.8	MSCI	USD	2,366,000	3.00%	23.52%	N/A	10/17/2057	Monthly	458,413	451,758	(6,655)
CMBX.NA.BBB-.8	MSCI	USD	3,153,000	3.00%	23.52%	N/A	10/17/2057	Monthly	665,756	602,026	(63,730)
CMBX.NA.BBB-.9	DB	USD	1,184,200	3.00%	15.54%	N/A	09/17/2058	Monthly	143,660	251,457	107,797
CMBX.NA.BBB-.9	GS	USD	1,752,000	3.00%	15.54%	N/A	09/17/2058	Monthly	402,960	372,026	(30,934)
CMBX.NA.BBB-.9	MORD	USD	5,116,800	3.00%	15.54%	N/A	09/17/2058	Monthly	584,727	1,086,521	501,794
CMBX.NA.AA.12	GS	USD	6,974,000	1.50%	2.43%	N/A	08/17/2061	Monthly	(61,732)	274,638	336,370
CMBX.NA.A.6	CGMI	USD	5,263,276	2.00%	66.09%	N/A	05/11/2063	Monthly	743,438	835,545	92,107

43	See accompanying notes to the financial statements.

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps — continued

Reference Entity	Counter- party	Notional Amount		Annual Premium	Implied Credit Spread (1)	Maximum Potential Amount of Future Payments by the Fund Under the Contract (2)	Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CMBX.NA.AA.6	GS	USD	4,703,648	1.50%	45.37%	N/A	05/11/2063	Monthly	34,885	83,690	48,805
CMBX.NA.BBB-.6	CGMI	USD	4,274,000	3.00%	39.98%	N/A	05/11/2063	Monthly	1,357,351	300,542	(1,056,809)
CMBX.NA.A.14	GS	USD	2,682,000	2.00%	4.04%	N/A	12/16/2072	Monthly	349,769	285,595	(64,174)
CMBX.NA.AA.13	CGMI	USD	2,000,000	1.50%	2.54%	N/A	12/16/2072	Monthly	147,237	103,329	(43,908)
CMBX.NA.AA.13	CGMI	USD	3,000,000	1.50%	2.54%	N/A	12/16/2072	Monthly	138,948	154,994	16,046
CMBX.NA.BB.14	GS	USD	1,360,000	5.00%	15.75%	N/A	12/16/2072	Monthly	75,915	543,042	467,127
CMBX.NA.BBB-.13	CGMI	USD	2,000,000	3.00%	9.52%	N/A	12/16/2072	Monthly	286,083	535,585	249,502
CMBX.NA.BBB-.13	GS	USD	273,500	3.00%	9.52%	N/A	12/16/2072	Monthly	16,840	73,241	56,401
CMBX.NA.BBB-.13	GS	USD	1,800,000	3.00%	9.52%	N/A	12/16/2072	Monthly	66,662	482,026	415,364
CMBX.NA.BBB-.13	GS	USD	1,860,000	3.00%	9.52%	N/A	12/16/2072	Monthly	360,375	498,094	137,719
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	2,866,000	5.00%	0.05%	2,866,000 USD	12/20/2023	Quarterly	293,765	43,008	(250,757)
CDX.NA.HYS.31.V14-5Y	CITI	USD	8,050,000	5.00%	0.05%	8,050,000 USD	12/20/2023	Quarterly	539,350	120,800	(418,550)
CDX.NA.HYS.31.V15-5Y	CITI	USD	4,657,000	5.00%	0.05%	4,657,000 USD	12/20/2023	Quarterly	492,478	69,884	(422,594)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,201,343	5.00%	0.13%	4,201,343 USD	12/20/2024	Quarterly	444,572	257,191	(187,381)
CDX.NA.HYS.33.V12-5Y	CITI	USD	10,598,036	5.00%	0.13%	10,598,036 USD	12/20/2024	Quarterly	1,827,631	648,773	(1,178,858)
CDX.NA.HYS.33.V12-5Y	GS	USD	25,937,869	5.00%	0.13%	25,937,869 USD	12/20/2024	Quarterly	5,736,853	1,587,821	(4,149,032)
CDX.NA.HYS.33.V12-5Y	JPM	USD	10,394,872	5.00%	0.13%	10,394,872 USD	12/20/2024	Quarterly	1,704,759	636,336	(1,068,423)
CDX.NA.HYS.33.V12-5Y	MORD	USD	2,800,896	5.00%	0.13%	2,800,896 USD	12/20/2024	Quarterly	482,034	171,460	(310,574)
ITRAXX.XO.38 35	JPM	EUR	25,920,000	5.00%	0.66%	25,920,000 EUR	12/20/2027	Quarterly	4,389,586	4,895,241	505,655
CMBX.NA.AA.7	CGMI	USD	5,000,000	1.50%	34.71%	5,000,000 USD	01/17/2047	Monthly	(125,000)	(197,384)	(72,384)
CMBX.NA.A.9	CGMI	USD	2,500,000	2.00%	6.98%	2,500,000 USD	09/17/2058	Monthly	(74,374)	(229,438)	(155,064)
CMBX.NA.A.9	GS	USD	4,158,800	2.00%	6.98%	4,158,800 USD	09/17/2058	Monthly	54,550	(381,674)	(436,224)
CMBX.NA.AAA.10	GS	USD	7,540,000	0.50%	0.71%	7,540,000 USD	11/17/2059	Monthly	68,960	(43,366)	(112,326)
CMBX.NA.AAA.15	GS	USD	2,825,000	0.50%	0.94%	2,825,000 USD	11/18/2064	Monthly	(43,465)	(78,785)	(35,320)
CMBX.NA.AAA.14	MORD	USD	10,000,000	0.50%	0.90%	10,000,000 USD	12/16/2072	Monthly	(301,880)	(228,585)	73,295

									$24,733,034	$18,063,511	$(6,669,523)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

See accompanying notes to the financial statements.	44

GMO Opportunistic Income Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on iBoxx USD Liquid High Yield Index	SOFR	JPM	USD	14,312,000	09/20/2023	Quarterly	(28)	(128,347)	(128,319)
Total Return on iBoxx USD Liquid High Yield Index	SOFR	MSCI	USD	12,478,000	09/20/2023	Quarterly	(135)	(106)	29

							$(163)	$(128,453)	$(128,290)

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	Investment valued using significant unobservable inputs (Note 2).
(b)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(c)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(d)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 48.

45	See accompanying notes to the financial statements.

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary	% of Total Net Assets

Short-Term Investments	95.0%
Debt Obligations	4.6
Other	0.4

100.0%

46

GMO U.S. Treasury Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value†	Description	Value ($)

	DEBT OBLIGATIONS — 4.6%

	U.S. Government — 4.6%
20,396,844	U.S. Treasury Inflation-Indexed Notes, 0.63%, due 01/15/24	20,124,621

	TOTAL DEBT OBLIGATIONS (COST $20,138,564)	20,124,621

	SHORT-TERM INVESTMENTS — 95.0%

	U.S. Government — 62.4%
45,000,000	U.S. Treasury Bills, 5.45%, due 02/01/24 (a)	43,991,634
50,500,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.17%, 5.58%, due 04/30/25	50,518,058
70,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.13%, 5.54%, due 07/31/25	69,938,919
20,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24	20,004,823
90,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61%, due 01/31/25	90,133,994

	Total U.S. Government	274,587,428

	U.S. Government Agency — 11.1%
15,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.06%, 5.36%, due 09/19/23	15,000,162
10,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	9,972,746
20,000,000	Federal Home Loan Banks, 5.55%, due 08/12/24	19,939,314
4,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 09/04/24	4,000,566

	Total U.S. Government Agency	48,912,788

	Repurchase Agreements — 21.4%
70,010,098	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 08/31/23 maturing on 09/01/23 with a maturity value of $70,020,405 and an effective yield of 5.30%, collateralized by a U.S. Treasury Bill with maturity date 08/08/24 and a market value of $71,454,746.	70,010,098
23,987,460	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated, 08/31/23 maturing on 09/01/23 with a maturity value of $23,990,991 and an effective yield of 5.30%, collateralized by a U.S. Treasury Note with maturity date 12/31/24 and a market value of $24,299,227.	23,987,460

	Total Repurchase Agreements	93,997,558

Shares	Description	Value ($)

	Money Market Funds — 0.1%
418,008	State Street Institutional Treasury Plus Money Market Fund – Premier Class, 5.22% (b)	418,008

	TOTAL SHORT-TERM INVESTMENTS (COST $417,905,079)	417,915,782

	TOTAL INVESTMENTS — 99.6% (Cost $438,043,643)	438,040,403

	Other Assets and Liabilities (net) — 0.4%	1,935,142

	TOTAL NET ASSETS — 100.0%	$439,975,545

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
(a)	The rate shown represents yield-to-maturity.
(b)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 48.

47	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2023 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

AMBAC - Insured as to the payment of principal and interest by AMBAC Assurance Corporation.

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage Backed Security

CMT - Constant Maturity Treasury

CORRA - Canadian Overnight Repo Rate Average

EURIBOR - Euro Interbank Offered Rate

EuroSTR - Euro Short-Term Rate

FGIC - Insured as to the payment of principal and interest by Financial Guaranty Insurance Corporation.

FSA - Insured as to the payment of principal and interest by Financial Security Assurance.

GDP - Gross Domestic Product

IO - Interest Only

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

MTA - Monthly Treasury Average Index

MTN - Medium Term Note

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

OTC - Over-the-Counter

Reg S - Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

TONA - Tokyo Overnight Average Rate

USBM - U.S. Treasury 3 Month Bill Money Market Yield

XLCA - Insured as to the payment of principal and interest by XL Capital Assurance.

The rates shown on variable rate notes are the current interest rates at August 31, 2023, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co	JPM - JPMorgan Chase Bank, N.A.

BCLY - Barclays Bank PLC	MORD - Morgan Stanley Capital

BOA - Bank of America, N.A.	Services LLC

CGMI - Citigroup Global Markets Inc.	MSCI - Morgan Stanley & Co.

CITI - Citibank N.A.	International PLC

DB - Deutsche Bank AG	SSB - State Street Bank and Trust Company
GS - Goldman Sachs International

Currency Abbreviations:

AUD - Australian Dollar	KRW - South Korean Won

BRL - Brazilian Real	MXN - Mexican Peso

CAD - Canadian Dollar	NOK - Norwegian Krone

CHF - Swiss Franc	NZD - New Zealand Dollar

CLP - Chilean Peso	PEN - Peruvian Sol

COP - Colombian Peso	PHP - Philippines Peso

CZK - Czech Republic Koruna	PLN - Polish Zloty

EUR - Euro	RON - Romanian New Leu

GBP - British Pound	SEK - Swedish Krona

HKD - Hong Kong Dollar	SGD - Singapore Dollar

HUF - Hungarian Forint	THB - Thai Baht

IDR - Indonesian Rupiah	TWD - Taiwan New Dollar

ILS - Israeli Shekel	USD - United States Dollar

INR - Indian Rupee	UYU - Uruguay Peso

JPY - Japanese Yen	ZAR - South African Rand

See accompanying notes to the financial statements.	48

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$—	$41,093,709	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	7,597,829	2,491,434,792	125,938,800

Repurchase agreements, at value (Note 2)(c)	12,000,000	20,000,000	45,000,000

Foreign currency, at value (Note 2)(d)	—	1,685,895	—

Cash	4	792,694	—

Receivable for investments sold	—	971,429	550,357

Receivable for Fund shares sold	—	4,963	—

Dividends and interest receivable	28,836	45,746,415	650,612

Unrealized appreciation on open forward currency contracts (Note 4)	115,218	4,043,625	1,496,118

Due from broker (Note 2)	—	23,497,572	318

Receivable for variation margin on open futures contracts (Note 4)	84,782	—	28,211

Receivable for open OTC swap contracts (Note 4)	—	8,664,039	2,094,723

Interest receivable for open OTC swap contracts (Note 4)	—	39,769	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	9,498	1,868	1,708

Receivable for options (Note 4)(e)	—	279,300	—

Miscellaneous receivable	—	3,291	—

Total assets	19,836,167	2,638,259,361	175,760,847

Liabilities:

Due to custodian	—	—	612

Payable for investments purchased	—	991,490	—

Accrued foreign capital gains tax payable (Note 2)	—	104,485	—

Payable to affiliate for (Note 5):

Management fee	4,128	766,162	51,259

Shareholder service fee	910	260,184	8,056

Payable for variation margin on open cleared swap contracts (Note 4)	—	138,553	48,779

Unrealized depreciation on open forward currency contracts (Note 4)	—	81,847	—

Interest payable for open OTC swap contracts (Note 4)	—	696,641	998,720

Payable for open OTC swap contracts (Note 4)	—	1,821,072	—

Payable for reverse repurchase agreements (Note 2)	—	31,718,273	—

Payable to Trustees and related expenses	112	15,508	787

Written options outstanding, at value (Note 4)(e)	—	—	128,559

Accrued expenses	71,907	257,818	60,208

Total liabilities	77,057	36,852,033	1,296,980

Net assets	$19,759,110	$2,601,407,328	$174,463,867

(a) Cost of investments – affiliated issuers:	$—	$40,007,455	$—
(b) Cost of investments – unaffiliated issuers:	$7,665,217	$3,549,486,281	$127,321,524
(c) Cost of investments – repurchase agreements:	$12,000,000	$20,000,000	$45,000,000
(d) Cost of foreign currency:	$—	$1,707,089	$—
(e) Premiums on options:	$—	$6,367,637	$294,509

49	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Net assets consist of:

Paid-in capital	$71,105,157	$4,210,461,933	$182,240,822

Distributable earnings (accumulated loss)	(51,346,047)	(1,609,054,605)	(7,776,955)

	$19,759,110	$2,601,407,328	$174,463,867

Net assets attributable to:

Class III	$—	$1,275,465,956	$—

Class IV	$—	$1,006,583,121	$—

Class VI	$19,759,110	$319,358,251	$174,457,463

Class I	$—	$—	$6,404

Shares outstanding:

Class III	—	68,628,860	—

Class IV	—	54,252,263	—

Class VI	988,949	17,222,313	9,988,147

Class I	—	—	367

Net asset value per share:

Class III	$—	$18.58	$—

Class IV	$—	$18.55	$—

Class VI	$19.98	$18.54	$17.47

Class I	$—	$—	$17.46

See accompanying notes to the financial statements.	50

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Assets:

Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$28,506,428	$10,916,211	$—

Investments in unaffiliated issuers, at value (Note 2)(b)	101,354,871	1,040,235,517	344,042,845

Repurchase agreements, at value (Note 2)(c)	10,000,000	314,159,825	93,997,558

Foreign currency, at value (Note 2)(d)	15,710	75,486	—

Cash	17	422,594	—

Receivable for investments sold	—	207,667	—

Receivable for Fund shares sold	—	1,130,684	2,000,000

Receivable for closed swap contracts (Note 4)	258,054	—	—

Dividends and interest receivable	503,125	6,113,423	1,553,627

Unrealized appreciation on open forward currency contracts (Note 4)	614,252	134,466	—

Receivable for variation margin on open cleared swap contracts (Note 4)	—	96,778	—

Due from broker (Note 2)	741,891	5,299,929	—

Receivable for variation margin on open futures contracts (Note 4)	86,211	157,567	—

Receivable for open OTC swap contracts (Note 4)	—	19,481,902	—

Interest receivable for open OTC swap contracts (Note 4)	—	1,277,884	—

Receivable for expenses reimbursed and/or waived by GMO (Note 5)	26,432	47,116	10,988

Total assets	142,106,991	1,399,757,049	441,605,018

Liabilities:

Payable for investments purchased	23,576,555	87,517,491	—

Payable for Fund shares repurchased	—	17,427	5,000

Distributions payable	—	—	2

Payable to affiliate for (Note 5):

Management fee	24,697	434,054	30,486

Shareholder service fee	10,685	134,687	—

Payable for variation margin on open cleared swap contracts (Note 4)	46,930	—	—

Payable for closed swap contracts (Note 4)	83,838	—	—

Dividends payable	—	—	1,543,931

Unrealized depreciation on open forward currency contracts (Note 4)	865,558	858	—

Interest payable for open OTC swap contracts (Note 4)	—	262,038	—

Payable for open OTC swap contracts (Note 4)	—	1,546,844	—

Payable to Trustees and related expenses	419	2,805	687

Written options outstanding, at value (Note 4)(e)	—	56,674	—

Accrued expenses	91,249	179,912	49,367

Total liabilities	24,699,931	90,152,790	1,629,473

Net assets	$117,407,060	$1,309,604,259	$439,975,545

(a) Cost of investments – affiliated issuers:	$32,367,720	$11,003,541	$—

(b) Cost of investments – unaffiliated issuers:	$102,528,570	$1,142,433,679	$344,046,085

(c) Cost of investments – repurchase agreements:	$10,000,000	$314,159,825	$93,997,558

(d) Cost of foreign currency:	$2,112	$58,970	$—

(e) Premiums on written options:	$—	$127,722	$—

51	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund

Net assets consist of:

Paid-in capital	$164,744,473	$1,450,069,457	$442,183,832

Distributable earnings (accumulated loss)	(47,337,413)	(140,465,198)	(2,208,287)

	$117,407,060	$1,309,604,259	$439,975,545

Net assets attributable to:

Core Class	$—	$—	$439,975,545

Class III	$19,107,968	$66,449,448	$—

Class IV	$98,299,092	$—	$—

Class VI	$—	$350,629,669	$—

Class R6	$—	$185,664,219	$—

Class I	$—	$706,860,923	$—

Shares outstanding:

Core Class	—	—	88,064,183

Class III	1,137,435	2,709,212	—

Class IV	5,822,327	—	—

Class VI	—	14,293,361	—

Class R6	—	7,596,821	—

Class I	—	28,884,195	—

Net asset value per share:

Core Class	$—	$—	$5.00

Class III	$16.80	$24.53	$—

Class IV	$16.88	$—	$—

Class VI	$—	$24.53	$—

Class R6	$—	$24.44	$—

Class I	$—	$24.47	$—

See accompanying notes to the financial statements.	52

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2023 (Unaudited)

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund
Investment Income:
Dividends from unaffiliated issuers	$299,589	$61,372	$59,919
Dividends from affiliated issuers (Note 10)	—	912,341	—
Interest	174,249	105,488,679	3,835,483
Other income	—	17,678	—

Total investment income	473,838	106,480,070	3,895,402

Expenses:
Management fee (Note 5)	25,587	4,699,897	338,554
Shareholder service fee – Class III (Note 5)	15 *	935,291	—
Shareholder service fee – Class IV (Note 5)	—	552,840	—
Shareholder service fee – Class VI (Note 5)	5,624	91,553	53,200
Shareholder service fee – Class I (Note 5)	—	—	4 **
Audit and tax fees	44,747	79,542	37,436
Custodian, fund accounting agent and transfer agent fees	10,971	244,681	30,757
Legal fees	665	77,152	3,644
Registration fees	1,591	6,762	16,542
Trustees’ fees and related expenses (Note 5)	575	79,071	6,217
Interest expense (Note 2)	—	244,695	—
Miscellaneous	3,292	33,620	4,015

Total expenses	93,067	7,045,104	490,369
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(59,399)	—	(44,008)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—	(7,355)	—

Net expenses	33,668	7,037,749	446,361

Net investment income (loss)	440,170	99,442,321	3,449,041

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(46,053)	(87,927,812)	(4,571,810)
Investments in affiliated issuers	—	331,379	—
Bond forward contracts	—	4,269,578	—
Futures contracts	(853,119)	—	20,336
Options	—	(251,703)	130,852
Swap contracts	—	14,664,976	5,427,630
Forward currency contracts	89,156	(6,073,034)	2,879,614
Foreign currency and foreign currency related transactions	(18,726)	(42,360)	386,363

Net realized gain (loss)	(828,742)	(75,028,976)	4,272,985

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(73,896)	136,693,796	1,128,583
Investments in affiliated issuers	—	1,317,993	—
Bond forward contracts	—	861,107	—
Futures contracts	445,777	—	189,127
Options	—	229,328	(382,733)
Swap contracts	—	(15,223,270)	(1,199,932)
Forward currency contracts	107,528	1,744,541	1,496,118
Foreign currency and foreign currency related transactions	—	85,620	—

Net change in unrealized appreciation (depreciation)	479,409	125,709,115	1,231,163

Net realized and unrealized gain (loss)	(349,333)	50,680,139	5,504,148

Net increase (decrease) in net assets resulting from operations	$90,837	$150,122,460	$8,953,189

*	Class III liquidated on August 28, 2023.
**	Period from April 13, 2023 (commencement of operations) through August 31, 2023.

53	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations —Six Months Ended August 31, 2023 (Unaudited) — (Continued)

	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Investment Income:
Interest	$1,614,594	$40,377,935	$10,823,361
Dividends from affiliated issuers (Note 10)	303,781	278,624	—
Dividends from unaffiliated issuers	19,672	255,461	8,364

Total investment income	1,938,047	40,912,020	10,831,725

Expenses:
Management fee (Note 5)	144,498	2,450,506	167,334
Shareholder service fee – Class III (Note 5)	13,911	38,997	—
Shareholder service fee – Class IV (Note 5)	48,525	—	—
Shareholder service fee – Class VI (Note 5)	—	98,135	—
Shareholder service fee – Class R6 (Note 5)	—	140,764	—
Shareholder service fee – Class I (Note 5)	—	471,537	—
Audit and tax fees	46,636	62,945	17,287
Custodian, fund accounting agent and transfer agent fees	51,196	418,192	33,179
Legal fees	2,084	16,343	4,650
Registration fees	2,712	52,166	1,386
Trustees’ fees and related expenses (Note 5)	3,134	32,048	11,024
Interest expense (Note 2)	—	22,153	—
Miscellaneous	3,127	25,048	3,174

Total expenses	315,823	3,828,834	238,034
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(97,309)	(206,416)	(108,738)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(55,682)	(2,911)	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(7,810)	—	—

Net expenses	155,022	3,619,507	129,296

Net investment income (loss)	1,783,025	37,292,513	10,702,429

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	(3,339,302)	(2,682,767)	(410,030)
Futures contracts	(1,946,494)	(23,154)	—
Written options	—	659,174	—
Swap contracts	72,466	1,439,357	—
Forward currency contracts	1,906,746	(178,709)	—
Foreign currency and foreign currency related transactions	133,218	27,123	—

Net realized gain (loss)	(3,173,366)	(758,976)	(410,030)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	2,336,406	(2,440,106)	688,505
Investments in affiliated issuers	637,196	21,833	—
Futures contracts	460,686	1,611,427	—
Written options	—	(27,844)	—
Swap contracts	195,369	(1,628,848)	—
Forward currency contracts	(666,132)	(5,790)	—
Foreign currency and foreign currency related transactions	38,372	(10,199)	—

Net change in unrealized appreciation (depreciation)	3,001,897	(2,479,527)	688,505

Net realized and unrealized gain (loss)	(171,469)	(3,238,503)	278,475

Net increase (decrease) in net assets resulting from operations	$1,611,556	$34,054,010	$10,980,904

See accompanying notes to the financial statements.	54

GMO Trust Funds

Statements of Changes in Net Assets

	Asset Allocation Bond Fund		Emerging Country Debt Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$440,170	$441,165	$99,442,321	$210,206,407

Net realized gain (loss)	(828,742)	(4,991,505)	(75,028,976)	(240,628,308)

Change in net unrealized appreciation (depreciation)	479,409	631,261	125,709,115	(253,280,536)

Net increase (decrease) in net assets from operations	90,837	(3,919,079)	150,122,460	(283,702,437)

Distributions to shareholders:

Class III	(408)*	—	(11,233,269)	(99,791,566)

Class IV	—	—	(8,898,177)	(167,952,272)

Class VI	(437,796)	(157,978)	(2,963,992)	(94,556,130)

Total distributions	(438,204)	(157,978)	(23,095,438)	(362,299,968)

Net share transactions (Note 9):

Class III	(18,436)*	—	(8,092,463)	433,276,064

Class IV	—	—	(216,719,484)	(104,836,068)

Class VI	(25,519)	(13,791,287)	(89,764,389)	(628,940,069)

Increase (decrease) in net assets resulting from net share transactions	(43,955)	(13,791,287)	(314,576,336)	(300,500,073)

Purchase premiums and redemption fees (Notes 2 and 9):

Class III	—	—	1,244,875	1,008,898

Class IV	—	—	1,031,674	1,719,233

Class VI	—	—	318,754	919,077

Increase (decrease) in net assets resulting from purchase premiums and redemption fees	—	—	2,595,303	3,647,208

Total increase (decrease) in net assets resulting from net share transactions, purchase premiums and redemption fees	(43,955)	(13,791,287)	(311,981,033)	(296,852,865)

Total increase (decrease) in net assets	(391,322)	(17,868,344)	(184,954,011)	(942,855,270)

Net assets:

Beginning of period	20,150,432	38,018,776	2,786,361,339	3,729,216,609

End of period	$19,759,110	$20,150,432	$2,601,407,328	$2,786,361,339

*	Class III liquidated on August 28, 2023.

55	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

			Multi-Sector
	High Yield		Fixed Income
	Fund		Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$3,449,041	$4,756,870	$1,783,025	$2,971,439

Net realized gain (loss)	4,272,985	(4,357,771)	(3,173,366)	(13,470,824)

Change in net unrealized appreciation (depreciation)	1,231,163	3,490,664	3,001,897	(2,317,510)

Net increase (decrease) in net assets from operations	8,953,189	3,889,763	1,611,556	(12,816,895)

Distributions to shareholders:

Class III	—	—	—	(149,319)

Class IV	—	—	—	(1,851,259)

Class VI	—	(18,971,313)	—	—

Class I	— *	—	—	—

Total distributions	—	(18,971,313)	—	(2,000,578)

Net share transactions (Note 9):

Class III	—	—	4,147,824	7,014,922

Class IV	—	—	7,778,369	(13,308,297)

Class VI	(91,710,694)	187,710,400	—	—

Class I	6,301 *	—	—	—

Increase (decrease) in net assets resulting from net share transactions	(91,704,393)	187,710,400	11,926,193	(6,293,375)

Total increase (decrease) in net assets	(82,751,204)	172,628,850	13,537,749	(21,110,848)

Net assets:

Beginning of period	257,215,071	84,586,221	103,869,311	124,980,159

End of period	$174,463,867	$257,215,071	$117,407,060	$103,869,311

*	Period from April 13, 2023 (commencement of operations) through August 31, 2023.

See accompanying notes to the financial statements.	56

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Opportunistic Income		U.S. Treasury
	Fund		Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023

Increase (decrease) in net assets:

Operations:

Net investment income (loss)	$37,292,513	$43,573,629	$10,702,429	$8,732,456

Net realized gain (loss)	(758,976)	(2,342,156)	(410,030)	(1,062,384)

Change in net unrealized appreciation (depreciation)	(2,479,527)	(47,249,469)	688,505	(298,759)

Net increase (decrease) in net assets from operations	34,054,010	(6,017,996)	10,980,904	7,371,313

Distributions to shareholders:

Core Class	—	—	(10,702,437)	(8,732,859)

Class III	(531,489)	(353,815)	—	—

Class VI	(3,820,161)	(19,571,131)	—	—

Class R6	(2,010,295)	(9,882,307)	—	—

Class I	(6,773,062)	(20,733,424)	—	—

Total distributions	(13,135,007)	(50,540,677)	(10,702,437)	(8,732,859)

Net share transactions (Note 9):

Core Class	—	—	31,239,964	152,052,342

Class III	17,416,183	36,408,292	—	—

Class VI	(45,155,667)	35,260,297	—	—

Class R6	(3,815,360)	44,469,462	—	—

Class I	193,083,596	83,699,966	—	—

Increase (decrease) in net assets resulting from net share transactions	161,528,752	199,838,017	31,239,964	152,052,342

Total increase (decrease) in net assets	182,447,755	143,279,344	31,518,431	150,690,796

Net assets:

Beginning of period	1,127,156,504	983,877,160	408,457,114	257,766,318

End of period	$1,309,604,259	$1,127,156,504	$439,975,545	$408,457,114

57	See accompanying notes to the financial statements.

GMO Trust Funds

Statement of Cash Flows —Six Months Ended August 31, 2023

Emerging
Country
Debt Fund
(Unaudited)
Cash flows from operating activities:

Net increase (decrease) in net assets resulting from operations	$150,122,460

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:

Net change in unrealized (appreciation) depreciation	(125,709,115)

Net realized (gain) loss	75,028,976

Cost of purchase of investments held long	(378,041,669)

Proceeds from sale of investments held long	561,685,185

Net accretion of discount and amortization of premium	(10,336,176)

Short-term investments, net	20,573,099

Cash flows related to derivative transactions:

Bond forward contracts	4,269,578

Swap contracts	4,047,348

Forward currency contracts	(6,073,034)

Foreign currency and foreign currency related transactions	43,260

Change in assets and liabilities:

(Increase) decrease in due from broker	7,807,410

(Increase) decrease in dividends and interest receivable	2,297,671

(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	(1,868)

(Increase) decrease in interest receivable for open OTC swap contracts	141,019

(Increase) decrease in miscellaneous receivable	(1,317)

Increase (decrease) in payable to affiliate for:

Management fee	10,537

Shareholder service fee	33,091

Increase (decrease) in due to custodian	(38,848)

Increase (decrease) in payable for closed swap contracts	(806,556)

Increase (decrease) in payable to Trustees and related expenses	3,809

Increase (decrease) in interest payable for OTC swap contracts	(16,098)

Increase (decrease) in accrued foreign capital gains tax payable	104,485

Increase (decrease) in accrued expenses	(63,113)

Net cash provided by (used in) operating activities	305,080,134

Cash flows from financing activities:

Proceeds from shares sold	13,805,223

Shares repurchased	(348,557,305)

Cash distributions paid	(2,953,133)

Purchase premiums and redemption fees	2,595,303

Increase (decrease) in payable for reverse repurchase agreements	31,718,273

Net cash provided by (used in) financing activities	(303,391,639)

Net increase (decrease) in cash	1,688,495

Cash, beginning of period	790,094

Cash, end of period	$2,478,589

See accompanying notes to the financial statements.	58

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

ASSET ALLOCATION BOND FUND

	Class VI Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$20.37		$23.52		$23.88		$22.72		$21.67		$22.02

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.45		0.40		0.39		0.27		0.56		0.57

Net realized and unrealized gain (loss)	(0.39)		(3.40)		(0.31)		1.18		1.53		0.18

Total from investment operations	0.06		(3.00)		0.08		1.45		2.09		0.75

Less distributions to shareholders:

From net investment income	(0.45)		(0.15)		(0.44)		(0.29)		(1.04)		(1.10)

Total distributions	(0.45)		(0.15)		(0.44)		(0.29)		(1.04)		(1.10)

Net asset value, end of period	$19.98		$20.37		$23.52		$23.88		$22.72		$21.67

Total Return(b)	0.32	%**	(12.81)%		0.26%		6.39%		9.83%		3.48%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$19,759		$20,131		$37,997		$58,621		$192,410		$305,842

Net operating expenses to average daily net assets	0.33	%(c) *	0.32	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	—		—		—		—		0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets	0.33	%(c) *	0.32	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)	0.31	%(c)

Net investment income (loss) to average daily net assets(a)	4.30	%*	1.88%		1.60%		1.15%		2.49%		2.57%

Portfolio turnover rate(f)	0%		95%		209%		30%		16%		59%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.58	%*	0.61%		0.17	%(g)	0.08	%(g)	0.06	%(g)	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	N/A	96%	206%	39%	37%	88%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

59	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND

	Class III Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$17.71		$21.34		$25.54		$27.38		$26.82		$28.62

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		1.28		1.42		1.56		1.44		1.36

Net realized and unrealized gain (loss)	0.36		(2.52)		(3.16)		(0.85)		0.91		(1.19)

Total from investment operations	1.03		(1.24)		(1.74)		0.71		2.35		0.17

Less distributions to shareholders:

From net investment income	(0.16)		(2.39)		(1.82)		(1.93)		(1.79)		(1.97)

From net realized gains	—		—		(0.64)		(0.62)		—		—

Total distributions	(0.16)		(2.39)		(2.46)		(2.55)		(1.79)		(1.97)

Net asset value, end of period	$18.58		$17.71		$21.34		$25.54		$27.38		$26.82

Total Return(b)	5.87	%**	(5.52)%		(7.83)%		2.67%		8.97%		0.97%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,275,466		$1,222,989		$942,565		$1,010,106		$1,133,945		$1,294,577

Net operating expenses to average daily net assets(c)	0.54	%*	0.54%		0.53%		0.54%		0.53%		0.52%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.02	%*	0.00	%(e)	—		0.00	%(e)	0.01%		0.02%

Total net expenses to average daily net assets(c)	0.56	%*	0.54%		0.53%		0.54%		0.54%		0.54%

Net investment income (loss) to average daily net assets(a)	7.37	%*	6.75%		5.62%		6.02%		5.23%		4.99%

Portfolio turnover rate(f)	10	%**	32%		34%		56%		41%		15%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (g) *	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.02		$0.02		$0.03		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	10%	32%	33%	55%	40%	15%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	60

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class IV Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$17.67		$21.30		$25.50		$27.34		$26.77		$28.57

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		1.28		1.41		1.39		1.43		1.37

Net realized and unrealized gain (loss)	0.37		(2.51)		(3.14)		(0.66)		0.94		(1.19)

Total from investment operations	1.04		(1.23)		(1.73)		0.73		2.37		0.18

Less distributions to shareholders:

From net investment income	(0.16)		(2.40)		(1.83)		(1.95)		(1.80)		(1.98)

From net realized gains	—		—		(0.64)		(0.62)		—		—

Total distributions	(0.16)		(2.40)		(2.47)		(2.57)		(1.80)		(1.98)

Net asset value, end of period	$18.55		$17.67		$21.30		$25.50		$27.34		$26.77

Total Return(b)	5.94	%**	(5.48)%		(7.82)%		2.73%		9.08%		1.02%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$1,006,583		$1,170,559		$1,531,528		$3,218,116		$3,219,098		$2,849,316

Net operating expenses to average daily net assets(c)	0.49	%*	0.49%		0.48%		0.49%		0.48%		0.47%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.02	%*	0.00	%(e)	—		0.00	%(e)	0.01%		0.02%

Total net expenses to average daily net assets(c)	0.51	%*	0.49%		0.48%		0.49%		0.49%		0.49%

Net investment income (loss) to average daily net assets(a)	7.42	%*	6.78%		5.56%		5.38%		5.22%		5.04%

Portfolio turnover rate(f)	10	%**	32%		34%		56%		41%		15%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (g) *	—		0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)	0.00	%(e) (g)

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.02		$0.02		$0.03		$0.03		$0.03

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	10%	32%	33%	55%	40%	15%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

61	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

EMERGING COUNTRY DEBT FUND (continued)

	Class VI Shares

	Six Months Ended August 31,		Year Ended		Period from July 29, 2021 (commencement of operations) through
	2023		February 28,		February 28,
	(Unaudited)		2023		2022
Net asset value, beginning of period	$17.66		$21.30		$25.89

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.67		1.27		0.77

Net realized and unrealized gain (loss)	0.38		(2.51)		(3.60)

Total from investment operations	1.05		(1.24)		(2.83)

Less distributions to shareholders:

From net investment income	(0.17)		(2.40)		(1.55)

From net realized gains	—		—		(0.21)

Total distributions	(0.17)		(2.40)		(1.76)

Net asset value, end of period	$18.54		$17.66		$21.30

Total Return(b)	5.95	%**	(5.49)%		(11.63	)%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$319,358		$392,813		$1,255,123

Net operating expenses to average daily net assets(c)	0.44	%*	0.44%		0.43	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.02	%*	0.00	%(e)	—

Total net expenses to average daily net assets(c)	0.46	%*	0.44%		0.43	%*

Net investment income (loss) to average daily net assets(a)	7.46	%*	6.68%		5.35	%*

Portfolio turnover rate(f)	10	%**	32%		34	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.00	%(e) (g) *	—		0.00	%(e) (g) *

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$0.02		$0.02		$0.01

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022

Portfolio turnover rate including transactions in USTF	10%	32%	33%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	62

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

HIGH YIELD FUND

	Class VI Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,								Period from June 25, 2018 (commencement of operations) through February 28,
	(Unaudited)		2023		2022		2021		2020		2019
Net asset value, beginning of period	$16.73		$18.61		$20.90		$19.94		$20.21		$20.00

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.31		0.32		0.21		0.64		0.48		0.27

Net realized and unrealized gain (loss)	0.43		(0.87)		0.13		0.77		0.82		0.71

Total from investment operations	0.74		(0.55)		0.34		1.41		1.30		0.98

Less distributions to shareholders:

From net investment income	—		(1.30)		(0.68)		(0.40)		(1.57)		(0.61)

From net realized gains	—		(0.03)		(1.95)		(0.05)		—		(0.16)

Total distributions	—		(1.33)		(2.63)		(0.45)		(1.57)		(0.77)

Net asset value, end of period	$17.47		$16.73		$18.61		$20.90		$19.94		$20.21

Total Return(b)	4.42	%**	(2.90)%		1.35%		7.21%		6.40%		5.07	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$174,457		$257,215		$84,586		$94,545		$161,449		$212,762

Net operating expenses to average daily net assets(c)	0.46	%*	0.46%		0.51%		0.52	%(d)	0.52	%(d)	0.51	%(d)*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		0.00	%(f)	0.00	%(f)	0.00	%(f)	0.03%		0.04	%*

Total net expenses to average daily net assets(c)	0.46	%*	0.46%		0.51%		0.52	%(d)	0.55	%(d)	0.55	%(d)*

Net investment income (loss) to average daily net assets(a)	3.57	%*	1.86%		1.05%		3.23%		2.34%		2.00	%*

Portfolio turnover rate(g)	42	%**	31%		98%		288%		105%		81	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.01%		0.03%		0.00	%(f)(h)	0.00	%(f)(h)	0.12	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Includes recoupment of past reimbursed and/or waived fees (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	42%	N/A	N/A	317%	214%	159%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

63	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout the period)

HIGH YIELD FUND (continued)

	Class I Shares

	Period from April 13, 2023 (commencement of operations) through August 31, 2023
	(Unaudited)

Net asset value, beginning of period	$17.15

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.22

Net realized and unrealized gain (loss)	0.09

Total from investment operations	0.31

Net asset value, end of period	$17.46

Total Return(b)	1.81	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$6

Net expenses to average daily net assets(c)	0.59	%*

Net investment income (loss) to average daily net assets(a)	3.36	%*

Portfolio turnover rate(d)	42	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	2.33	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

August 31, 2023
Portfolio turnover rate including transactions in USTF	42%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	64

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$16.54		$18.84		$20.13		$22.19		$20.88		$20.93

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		0.47		0.27		0.43		0.53		0.51

Net realized and unrealized gain (loss)	0.00	(b)	(2.45)		(0.99)		(0.24	)(c)	2.01		0.49

Total from investment operations	0.26		(1.98)		(0.72)		0.19		2.54		1.00

Less distributions to shareholders:

From net investment income	—		(0.32)		—		(0.93)		(0.64)		(1.05)

From net realized gains	—		—		(0.57)		(1.32)		(0.59)		—

Total distributions	—		(0.32)		(0.57)		(2.25)		(1.23)		(1.05)

Net asset value, end of period	$16.80		$16.54		$18.84		$20.13		$22.19		$20.88

Total Return(d)	1.57	%**	(10.54)%		(3.74)%		0.59%		12.38%		4.88%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$19,108		$14,757		$8,803		$31,602		$80,639		$84,163

Net operating expenses to average daily net assets(e)	0.31	%*	0.29%		0.31%		0.30%		0.29%		0.29%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	—		0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)	0.00	%(g)

Total net expenses to average daily net assets(e)	0.31	%*	0.29%		0.31%		0.30%		0.29%		0.29%

Net investment income (loss) to average daily net assets(a)	3.06	%*	2.70%		1.33%		1.98%		2.43%		2.41%

Portfolio turnover rate(h)	183	%**	326%		256%		262%		215%		201%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(i)	0.28	%*	0.33%		0.24%		0.19%		0.16%		0.16%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)	Rounds to less than 0.01%.
(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019

Portfolio turnover rate including transactions in USTF	183%	329%	263%	335%	285%	250%

(i)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

65	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

MULTI-SECTOR FIXED INCOME FUND (continued)

	Class IV Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$16.61		$18.93		$20.20		$22.26		$20.94		$20.98

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.26		0.47		0.28		0.35		0.54		0.48

Net realized and unrealized gain (loss)	0.01	(b)	(2.46)		(0.98)		(0.16	)(b)	2.02		0.53

Total from investment operations	0.27		(1.99)		(0.70)		0.19		2.56		1.01

Less distributions to shareholders:

From net investment income	—		(0.33)		—		(0.93)		(0.65)		(1.05)

From net realized gains	—		—		(0.57)		(1.32)		(0.59)		—

Total distributions	—		(0.33)		(0.57)		(2.25)		(1.24)		(1.05)

Net asset value, end of period	$16.88		$16.61		$18.93		$20.20		$22.26		$20.94

Total Return(c)	1.63	%**	(10.56)%		(3.63)%		0.59%		12.44%		4.93%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$98,299		$89,113		$116,178		$133,862		$449,655		$580,456

Net operating expenses to average daily net assets(d)	0.26	%*	0.24%		0.25%		0.24%		0.24%		0.24%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	—		0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)	0.00	%(f)

Total net expenses to average daily net assets(d)	0.26	%*	0.24%		0.25%		0.24%		0.24%		0.24%

Net investment income (loss) to average daily net assets(a)	3.09	%*	2.70%		1.39%		1.57%		2.47%		2.29%

Portfolio turnover rate(g)	183	%**	326%		256%		262%		215%		201%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.28	%*	0.33%		0.25%		0.19%		0.16%		0.15%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest expense incurred as a result of entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)	Rounds to less than 0.01%.
(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	183%	329%	263%	335%	285%	250%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	66

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND

	Class III Shares
	Six Months Ended August 31, 2023		Year Ended February 28,		Period from February 1, 2022 (commencement of operations through February 28,		Period from July 21, 2021 (commencement of operations) through December 28,
	(Unaudited)		2023		2022		2021
Net asset value, beginning of period	$24.11		$25.56		$25.66		$25.88

Income (loss) from investment operations:

Net investment income (loss)(a)†	0.76		1.05		0.07		0.44

Net realized and unrealized gain (loss)	(0.07)		(1.23)		(0.17)		(0.33)

Total from investment operations	0.69		(0.18)		(0.10)		0.11

Less distributions to shareholders:

From net investment income	(0.27)		(0.90)		—		(0.42)

From net realized gains	—		(0.37)		—		—

Total distributions	(0.27)		(1.27)		—		(0.42)

Net asset value, end of period	$24.53		$24.11		$25.56		$25.57

Total Return(b)	2.86	%**	(0.66)%		(0.39	)%**	0.43	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$66,449		$48,101		$12,281		$13,847

Net operating expenses to average daily net assets(c)	0.57	%*	0.56%		0.70	%*	0.56	%*

Interest and/or dividend expenses to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)*	0.00	%(e)*

Total net expenses to average daily net assets(c)	0.57	%*	0.56%		0.70	%*	0.56	%*

Net investment income (loss) to average daily net assets(a)	6.13	%*	4.19%		3.92	%*	3.84	%*

Portfolio turnover rate(f)	55	%**	73%		95	%**	95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g)*	0.06%		0.08	%*	0.04	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021
Portfolio turnover rate including transactions in USTF	55%	72%	94%	45%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

67	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class VI Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019
Net asset value, beginning of period	$24.10		$25.56		$25.84		$26.15		$26.21		$26.41

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.76		1.11		0.81		1.06		1.46		1.32

Net realized and unrealized gain (loss)	(0.06)		(1.27)		(0.55)		(0.31)		(0.06)		(0.38)

Total from investment operations	0.70		(0.16)		0.26		0.75		1.40		0.94

Less distributions to shareholders:

From net investment income	(0.27)		(0.93)		(0.54)		(1.06)		(1.46)		(1.14)

From net realized gains	—		(0.37)		—		—		—		—

Total distributions	(0.27)		(1.30)		(0.54)		(1.06)		(1.46)		(1.14)

Net asset value, end of period	$24.53		$24.10		$25.56		$25.84		$26.15		$26.21

Total Return(b)	2.92	%**	(0.58)%		1.00%		2.95%		5.45%		3.58%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$350,630		$389,295		$375,117		$477,457		$825,876		$1,001,146

Net operating expenses to average daily net assets(c)	0.48	%*	0.47%		0.47%		0.47%		0.47%		0.49%

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)

Total net expenses to average daily net assets(c)	0.48	%*	0.47%		0.47%		0.47%		0.47%		0.49%

Net investment income (loss) to average daily net assets(a)	6.19	%*	4.52%		3.13%		4.12%		5.50%		4.99%

Portfolio turnover rate(f)	55	%**	73%		95%		43%		47%		75%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g)*	0.05%		0.05	%(g)	0.05	%(g)	0.04	%(g)	0.04%

Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$0.01		$0.05

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	55%	72%	94%	45%	48%	83%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	68

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023		Period from May 19, 2021 (commencement of operations) through February 28, 2022
Net asset value, beginning of period	$24.02		$25.48		$25.86

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.75		1.08		0.67

Net realized and unrealized gain (loss)	(0.07)		(1.27)		(0.51)

Total from investment operations	0.68		(0.19)		0.16

Less distributions to shareholders:

From net investment income	(0.26)		(0.90)		(0.54)

From net realized gains	—		(0.37)		—

Total distributions	(0.26)		(1.27)		(0.54)

Net asset value, end of period	$24.44		$24.02		$25.48

Total Return(b)	2.86	%**	(0.68)%		0.62	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$185,664		$186,230		$152,877

Net operating expenses to average daily net assets(c)	0.57	%*	0.56%		0.58	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)*

Total net expenses to average daily net assets(c)	0.57	%*	0.56%		0.58	%*

Net investment income (loss) to average daily net assets(a)	6.10	%*	4.42%		3.29	%*

Portfolio turnover rate(f)	55	%**	73%		95	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g)*	0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022
Portfolio turnover rate including transactions in USTF	55%	72%	94%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

69	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

OPPORTUNISTIC INCOME FUND (continued)

	Class I Shares
	Six Months Ended								Period from November 5, 2019 (commencement of operations)
	August 31,		Year Ended						through
	2023		February 28,						February 29,
	(Unaudited)		2023		2022		2021		2020
Net asset value, beginning of period	$24.06		$25.51		$25.80		$26.12		$26.85

Income (loss) from investment operations:

Net investment income (loss)(a) †	0.74		1.06		0.77		0.89		0.54

Net realized and unrealized gain (loss)	(0.07)		(1.26)		(0.57)		(0.18)		(0.08)

Total from investment operations	0.67		(0.20)		0.20		0.71		0.46

Less distributions to shareholders:

From net investment income	(0.26)		(0.88)		(0.49)		(1.03)		(1.19)

From net realized gains	—		(0.37)		—		—		—

Total distributions	(0.26)		(1.25)		(0.49)		(1.03)		(1.19)

Net asset value, end of period	$24.47		$24.06		$25.51		$25.80		$26.12

Total Return(b)	2.78	%**	(0.73)%		0.77%		2.79%		1.80	%**

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$706,861		$503,531		$443,602		$417,150		$22,684

Net operating expenses to average daily net assets(c)	0.66	%*	0.66%		0.67%		0.68%		0.66	%*

Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.00	%(e)*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)*

Total net expenses to average daily net assets(c)	0.66	%*	0.66%		0.67%		0.68%		0.66	%*

Net investment income (loss) to average daily net assets(a)	6.02	%*	4.33%		2.97%		3.47%		6.55	%*

Portfolio turnover rate(f)	55	%**	73%		95%		43%		47	%**

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%(g)*	0.05%		0.05	%(g)	0.07	%(g)	0.07	%(g)*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)	Rounds to less than 0.01%.
(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020
Portfolio turnover rate including transactions in USTF	55%	72%	94%	45%	48%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	70

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

U.S. TREASURY FUND

	Core Shares
	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020	2019(a)
Net asset value, beginning of period	$4.99		$5.01	$5.04		$5.02		$5.00	$5.00

Income (loss) from investment operations:

Net investment income (loss)†	0.13		0.13	0.01		0.01		0.10	0.10

Net realized and unrealized gain (loss)	0.01		(0.03)	(0.04)		0.02		0.02	0.01

Total from investment operations	0.14		0.10	(0.03)		0.03		0.12	0.11

Less distributions to shareholders:

From net investment income	(0.13)		(0.12)	(0.00	)(b)	(0.01)		(0.10)	(0.11)

From net realized gains	—		—	(0.00	)(b)	(0.00	)(b)	—	—

Total distributions	(0.13)		(0.12)	(0.00	)(b)	(0.01)		(0.10)	(0.11)

Net asset value, end of period	$5.00		$4.99	$5.01		$5.04		$5.02	$5.00

Total Return(c)	2.79	%**	2.00%	(0.37)%		0.63%		2.47%	2.16%

Ratios/Supplemental Data:

Net assets, end of period (000’s)	$439,976		$408,457	$257,766		$382,455		$222,762	$635,777

Net expenses to average daily net assets	0.06	%*	0.01%	0.02%		0.08%		0.06%	0.00	%(d)

Net investment income (loss) to average daily net assets	5.12	%*	2.60%	0.13%		0.20%		2.03%	1.97%

Portfolio turnover rate(e)	0	%**	0%	0%		0%		0%	0%

Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.12%	0.10%		0.03%		0.05%	0.10%

(a)	Per share amounts were adjusted to reflect an approximate 5 for 1 stock split effective December 6, 2018.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Rounds to less than 0.01%.
(e)	Portfolio turnover rate calculation excludes short-term investments.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

71	See accompanying notes to the financial statements.

GMO Trust Funds

Notes to Financial Statements

August 31, 2023 (Unaudited)

1.	Organization

Each of Asset Allocation Bond Fund, Emerging Country Debt Fund, High Yield Fund, Multi-Sector Fixed Income Fund, Opportunistic Income Fund and U.S. Treasury Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest without limitation in other GMO Funds (“underlying funds”). In particular, pursuant to an exemptive order granted by the Securities and Exchange Commission (“SEC”), some of the Funds may invest in Emerging Country Debt Fund, Opportunistic Income Fund and U.S. Treasury Fund. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Asset Allocation Bond Fund	FTSE 3-Month Treasury Bill Index	Total return in excess of its benchmark
Emerging Country Debt Fund	J.P. Morgan EMBI Global Diversified	Total return in excess of its benchmark
High Yield Fund	Markit iBoxx USD Liquid High Yield Index	Total return in excess of its benchmark
Multi-Sector Fixed Income Fund	Bloomberg U.S. Aggregate Index	Total return in excess of its benchmark
Opportunistic Income Fund	Not Applicable	Capital appreciation and current income
U.S. Treasury Fund	Not Applicable	Liquidity and safety of principal with current income as a secondary objective

Asset Allocation Bond Fund currently limits subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

Portfolio valuation

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates

72

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price. Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below).

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity

73

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; certain sovereign debt securities valued using comparable securities issued by the sovereign adjusted by a specified spread; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; certain investment funds whose valuations are based on monthly net asset value statements; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price and potential litigation recoveries and interests related to bankruptcy proceedings.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Asset Allocation Bond Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$5,007,444	$—	$—	$5,007,444

TOTAL DEBT OBLIGATIONS	5,007,444	—	—	5,007,444

Short-Term Investments	734,638	13,855,747	—	14,590,385

Total Investments	5,742,082	13,855,747	—	19,597,829

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	115,218	—	115,218
Futures Contracts
Interest Rate Risk	430,628	—	—	430,628

Total	$6,172,710	$13,970,965	$—	$20,143,675

Emerging Country Debt Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$7,185,001	$—	$7,185,001
Corporate Debt	—	126,032,083	15,549,557	141,581,640
Sovereign and Sovereign Agency Issuers	—	2,059,499,114	218,756,146	2,278,255,260
U.S. Government	8,932,930	—	—	8,932,930

TOTAL DEBT OBLIGATIONS	8,932,930	2,192,716,198	234,305,703	2,435,954,831

Loan Assignments	—	—	25,887,655	25,887,655
Loan Participations	—	—	11,526,637	11,526,637
Investment Funds	—	—	13,509,252	13,509,252
Mutual Funds	27,584,457	—	—	27,584,457
Rights/Warrants	—	11,726,503	5,603,773	17,330,276
Short-Term Investments	735,393	20,000,000	—	20,735,393

Total Investments	37,252,780	2,224,442,701	290,833,020	2,552,528,501

74

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Emerging Country Debt Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$4,043,625	$—	$4,043,625
Options
Credit Risk	—	—	279,300	279,300
Swap Contracts
Credit Risk	—	12,810,434	—	12,810,434
Interest Rate Risk	—	1,285,840	—	1,285,840

Total	$37,252,780	$2,242,582,600	$291,112,320	$2,570,947,700

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(81,847)	$—	$(81,847)
Swap Contracts
Credit Risk	—	(1,821,072)	—	(1,821,072)
Interest Rate Risk	—	(1,916,226)	—	(1,916,226)

Total	$—	$(3,819,145)	$—	$(3,819,145)

High Yield Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$31,746,255	$—	$31,746,255
U.S. Government	52,470,478	—	—	52,470,478

TOTAL DEBT OBLIGATIONS	52,470,478	31,746,255	—	84,216,733

Short-Term Investments	2,336,842	84,385,225	—	86,722,067

Total Investments	54,807,320	116,131,480	—	170,938,800

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	1,496,118	—	1,496,118
Futures Contracts
Interest Rate Risk	197,336	—	—	197,336
Swap Contracts
Credit Risk	—	840,916	—	840,916
Interest Rate Risk	—	2,094,723	—	2,094,723

Total	$55,004,656	$120,563,237	$—	$175,567,893

Liability Valuation Inputs
Derivatives^
Futures Contracts
Interest Rate Risk	$(9,978)	$—	$—	$(9,978)
Written Options
Credit Risk	—	(128,559)	—	(128,559)

Total	$(9,978)	$(128,559)	$—	$(138,537)

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Description	Level 1	Level 2	Level 3	Total
Multi-Sector Fixed Income Fund
Asset Valuation Inputs
Debt Obligations
Corporate Debt	$—	$26,383,162	$—	$26,383,162
Defeased Securities – Asset-Backed	—	33,146,754	—	33,146,754
U.S. Government	4,349,004	—	—	4,349,004
U.S. Government Agency	—	23,496,248	—	23,496,248

TOTAL DEBT OBLIGATIONS	4,349,004	83,026,164	—	87,375,168

Mutual Funds	28,506,428	—	—	28,506,428
Short-Term Investments	782,388	23,197,315	—	23,979,703

Total Investments	33,637,820	106,223,479	—	139,861,299

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	614,252	—	614,252
Futures Contracts
Interest Rate Risk	429,184	—	—	429,184
Swap Contracts
Interest Rate Risk	—	1,112,462	—	1,112,462

Total	$34,067,004	$107,950,193	$—	$142,017,197

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(865,558)	$—	$(865,558)
Swap Contracts
Interest Rate Risk	—	(1,002,542)	—	(1,002,542)

Total	$—	$(1,868,100)	$—	$(1,868,100)

Opportunistic Income Fund
Asset Valuation Inputs
Debt Obligations
Asset-Backed Securities	$—	$872,590,267	$11,775,267	$884,365,534
Corporate Debt	—	2,709,532	—	2,709,532
U.S. Government	49,910,895	—	—	49,910,895
U.S. Government Agency	7,501,061	87,224,855	4,055,334	98,781,250

TOTAL DEBT OBLIGATIONS	57,411,956	962,524,654	15,830,601	1,035,767,211

Mutual Funds	10,916,211	—	—	10,916,211
Short-Term Investments	4,319,255	314,159,825	—	318,479,080
Purchased Options	—	149,051	—	149,051

Total Investments	72,647,422	1,276,833,530	15,830,601	1,365,311,553

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	134,466	—	134,466
Futures Contracts
Interest Rate Risk	1,377,737	—	—	1,377,737

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Description	Level 1	Level 2	Level 3	Total
Opportunistic Income Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^ (continued)
Swap Contracts
Credit Risk	$—	$19,481,902	$—	$19,481,902

Total	$74,025,159	$1,296,449,898	$15,830,601	$1,386,305,658

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(858)	$—	$(858)
Futures Contracts
Interest Rate Risk	(252,635)	—	—	(252,635)
Written Options
Credit Risk	—	(56,674)	—	(56,674)
Swap Contracts
Credit Risk	—	(4,269,532)	—	(4,269,532)
Interest Rate Risk	—	(128,453)	—	(128,453)

Total	$(252,635)	$(4,455,517)	$—	$(4,708,152)

U.S. Treasury Fund
Asset Valuation Inputs
Debt Obligations
U.S. Government	$—	$20,124,621	$—	$20,124,621

TOTAL DEBT OBLIGATIONS	—	20,124,621	—	20,124,621

Short-Term Investments	323,918,224	93,997,558	—	417,915,782

Total Investments	323,918,224	114,122,179	—	438,040,403

Total	$323,918,224	$114,122,179	$—	$438,040,403

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2023, under U.S. GAAP the following Funds require additional disclosures about fair value measurements for Level 3 securities and derivatives, if any (determined by each category or asset or liability as compared to a Fund’s net assets). Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendor). Emerging Country Debt Fund’s Level 3 holdings also include the Republic of Albania Par Bond, due 8/31/25, which is valued by applying a 140 basis point spread to the yield of the U.S. Treasury Strip Principal, due 8/15/25, Empresa Nacional de Electricidad SA, due 2/01/97 which is valued based on the average of a selection of comparable bonds and applying a 200 basis point discount for liquidity considerations and Meridiam Eastern Europe Investment S.à.r.1. Loan Agreement, due 6/23/28, which is valued based on a more liquid loan participation’s price discounted by 2 points. Opportunistic Income Fund’s Level 3 holdings also consists of one asset-backed security that was priced based on market trades.

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The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2023	Purchases	Sales	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2023
Emerging Country Debt Fund
Debt Obligations
Corporate Debt	$15,471,486	$—	$—	$(863)	$—	$78,934	$—	$—	$15,549,557	$78,934
Sovereign and Sovereign Agency Issuers	197,198,523	—	(4,080,577)	2,543,019	(3,860,496)	26,955,677	—	—	218,756,146	26,955,677
Investment Funds	7,035,403	9,300,000	(3,756,797)	—	468,646	462,000	—	—	13,509,252	462,000
Loan Assignments	32,811,159	—	(8,181,887)	423,071	(438,005)	1,273,317	—	—	25,887,655	1,273,317
Loan Participations	21,513,110	3,374,918	(9,411,221)	(3,135,659)	(1,494,612)	680,101	—	—	11,526,637	(1,154,527)
Rights/Warrants	3,216,316	50,928	—	10,910	—	2,325,619	—	—	5,603,773	2,325,619

Total Investments	277,245,997	12,725,846	(25,430,482)	(159,522)	(5,324,467)	31,775,648	—	—	290,833,020	29,941,020

Derivatives
Options	301,675	—	—	—	(251,703)	229,328	—	—	279,300	229,328

Total	$277,547,672	$12,725,846	$(25,430,482)#	$(159,522)	$(5,576,170)	$32,004,976	$—	$—	$291,112,320	$30,170,348

Opportunistic Income Fund
Debt Obligations
Asset-Backed Securities	$10,846,895	$2,648,281	$(1,570,750)	$99,547	$(290,212)	$41,506	$—	$—	$11,775,267	$(290,833)
U.S. Government Agency	5,263,033	—	(1,221,250)	—	16,405	(2,854)	—	—	4,055,334	1,749

Total	$16,109,928	$2,648,281	$(2,792,000)##	$99,547	$(273,807)	$38,652	$—	$—	$15,830,601	$(289,084)

#	Includes $14,461,922 of proceeds received from partial calls and/or principal paydowns as applicable.
##	Includes $1,221,250 of proceeds received from partial calls and/or principal paydowns as applicable.

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The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2023.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Emerging Country Debt Fund
Sovereign and Sovereign Agency Issuers	40,372,418	Fair Value	Discount for lack of liquidity/marketability	1.40% - 1.60% (1.42%)
Sovereign and Sovereign Agency Issuers	9,435	Fair Value	Discount for lack of liquidity/marketability	99% (N/A)
Corporate Debt	15,549,557	Fair Value	Discount for lack of liquidity/marketability	2.00% (N/A)
Loan Assignments and Participations	1,832,268	Fair Value	Discount for lack of liquidity/marketability	5.00%-6.00% (5.00%)
Loan Assignments and Participations	14,910,595	Fair Value	Discount for lack of liquidity/marketability	$2.00 (N/A)
Warrants	259,343	Fair Value	Discount for lack of liquidity/marketability	50% (N/A)
Options	279,300	Fair Value	Probability of CDS threshold event	<5% (N/A)
Investment Funds	13,509,252	Fair Value	Net asset value statement	(N/A)
Opportunistic Income Fund
Asset-Backed Securities	8,908,187	Fair Value	Broker mark of comparable bond	N/A
Government Agency	4,055,334	Fair Value	Discount for lack of liquidity/marketability	1.25% (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2023, the value of these securities and/or derivatives for Emerging Country Debt Fund and Opportunistic Income Fund was $204,390,152 and $2,867,080, respectively. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Indexed investments

Each Fund may invest in various transactions and instruments that are designed to track the performance of an index (including, but not limited to, securities indices and credit default indices). Indexed securities are securities the redemption values and/or coupons of which are indexed to a specific instrument, group of instruments, index, or other statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities or inflation indices, currencies, precious metals or other commodities, or other financial indicators. For example, the maturity value of gold-indexed securities depends on the price of gold and, therefore, their price tends to rise and fall with gold prices.

Loan assignments and participations

The Funds (except U.S. Treasury Fund) may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other

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receivables. A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities.

As of August 31, 2023, the Funds listed below had entered into repurchase agreements. The value of related collateral for each broker listed below exceeds the value of the repurchase agreements at period end. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Asset Allocation Bond Fund	Nomura Securities International, Inc.	12,000,000	12,221,370	1.0
Emerging Country Debt Fund	Nomura Securities International, Inc.	20,000,000	20,370,277	1.0
High Yield Fund	Nomura Securities International, Inc.	45,000,000	45,839,345	1.0
Multi-Sector Fixed Income Fund	Nomura Securities International, Inc.	10,000,000	10,185,636	1.0
Opportunistic Income Fund	Daiwa Capital Markets America, Inc.	314,159,825	320,642,468	1.0
U.S. Treasury Fund	Daiwa Capital Markets America, Inc.	93,997,558	95,753,973	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. As of August 31, 2023, the Funds listed below had entered into reverse repurchase agreements.

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Fund Name	Received from reverse repurchase agreements ($)	Market value of securities plus accrued interest ($)
Emerging Country Debt Fund	31,718,273	32,657,056

As of August 31, 2023, Emerging Country Debt Fund had investments in reverse repurchase agreements with Barclays Bank Plc and Nomura International Plc with a gross value of $31,718,273. The value of related collateral on reverse repurchase agreements exceeded the value at period end. As of August 31, 2023, the reverse repurchase agreements held by Emerging Country Debt Fund had open maturity dates.

Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The following is a summary of the gross value of reverse repurchase agreements categorized by class of collateral pledged and maturity date:

	August 31, 2023
	Remaining Contractual Maturity of the Agreements
	Overnight and Continuous	Up to 30 days	Between 30-90 days	Greater Than 90 days	On Demand	Total
Emerging Country Debt Fund
Reverse Repurchase Agreements
Sovereign and Sovereign Agency Issuers	$—	$—	$—	$—	$31,718,273	$31,718,273

Total borrowings	$—	$—	$—	$—	$31,718,273	$31,718,273

Inflation-indexed bonds

The Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Delayed delivery commitments and when-issued securities

The Funds (except U.S. Treasury Fund) may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The purchase of when-issued or delayed delivery securities can cause a Fund’s portfolio to be leveraged. Investments in when-issued securities also present the risk that the security will not be issued or delivered. Delayed delivery commitments outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

With the exception of U.S. Treasury Fund, the policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. The policy of U.S. Treasury Fund is to declare dividends daily, to the extent net investment income is available. U.S. Treasury Fund will generally pay dividends on the first business day following the end of each month in which dividends were declared. Accrued dividends in respect of a shareholder’s partial redemption of U.S. Treasury Fund shares redeemed between monthly payment dates will be paid on the first business day following the end of the month in which redemptions are made. Accrued dividends in respect of a shareholder’s complete redemption of U.S. Treasury Fund shares between monthly payment dates will be paid with the redemption proceeds. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders. Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2023, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2023, certain Funds elected to defer to March 1, 2023 late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Asset Allocation Bond Fund	—	(3,419,578)
Emerging Country Debt Fund	—	(29,465,764)

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Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
High Yield Fund	(1,676,312)	—
Multi-Sector Fixed Income Fund	(3,435,086)	(873,980)
Opportunistic Income Fund	—	—
U.S. Treasury Fund	—	(207,004)

As of February 28, 2023, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2023, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Asset Allocation Bond Fund	(27,614,560)	(20,399,239)
Emerging Country Debt Fund	(14,075,236)	(74,261,802)
High Yield Fund	(6,436,296)	(2,580,749)
Multi-Sector Fixed Income Fund	(5,818,749)	(29,543,362)
Opportunistic Income Fund	—	(55,222,241)
U.S. Treasury Fund	(1,588,005)	—

As of August 31, 2023, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments, for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Asset Allocation Bond Fund	19,665,217	5,827	(73,215)	(67,388)	545,846
Emerging Country Debt Fund	3,912,330,609	23,527,366	(1,383,329,474)	(1,359,802,108)	(11,366,617)
High Yield Fund	174,920,471	121,435	(4,103,106)	(3,981,671)	3,941,252
Multi-Sector Fixed Income Fund	146,453,940	277,679	(6,870,320)	(6,592,641)	340,149
Opportunistic Income Fund	1,475,014,137	8,720,064	(118,422,648)	(109,702,584)	(6,607,361)
U.S. Treasury Fund	438,043,643	109,968	(113,208)	(3,240)	—

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings

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may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2023, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund directly or indirectly (e.g., through investments in underlying funds) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

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As of August 31, 2023, the premium on cash purchases and the fee on cash redemptions were as follows:

	Asset Allocation Bond Fund	Emerging Country Debt Fund(1)	High Yield Fund	Multi- Sector Fixed Income Fund(2)	Opportunistic Income Fund(1)	U.S. Treasury Fund
Purchase Premium	—	0.75%	—	—	—	—
Redemption Fee	—	0.75%	—	—	—	—

(1)

For the periods from July 31, 2020 to May 18, 2021, May 8, 2020 to July 31, 2020, March 25, 2020 to May 8, 2020, March 16, 2020 to March 25, 2020, February 1, 2016 to March 16, 2020 the premiums on purchases and the fee on redemptions were each 1.00%, 1.50%, 2.00%, 1.15% and 0.75%, respectively, of the amount invested or redeemed.

(2)	Prior to June 30, 2019, the premiums on purchases and the fee on redemptions were each 0.40% of the amount invested or redeemed.

Recently-issued accounting guidance

In June 2022, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2022-03, “Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). The amendments in ASU 2022-03 apply to all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify guidance for fair value measurement of an equity security subject to a contractual sale restriction and establish new disclosure requirements for such equity securities. The amendments in ASU 2022-03 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023 with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Credit Risk	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X
Illiquidity Risk	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X
Market Risk – Asset-Backed Securities	X			X	X
Focused Investment Risk	X	X	X	X	X

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	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Currency Risk	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X
Leveraging Risk	X	X	X	X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X
Large Shareholder Risk	X	X	X	X	X	X
Futures Contracts Risk			X	X	X
Fund of Funds Risk	X		X	X
Commodities Risk	X
Smaller Company Risk	X			X	X
Market Risk – Equities	X
Non-Diversified Funds			X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds or other investment companies (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such a failure. Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of a Fund’s investments and increase the volatility of a Fund’s portfolio. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which

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the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

• MARKET RISK — FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments). In addition, the market prices of emerging country sovereign and quasi-sovereign debt investments can decline due to uncertainty about their credit quality and the reliability of their payment streams.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size, or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure by selling securities short or taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. For many funds, GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

• MARKET RISK— ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including investor uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, for asset-backed securities whose underlying assets consist of loans, sales contracts, receivables and other obligations.

• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

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• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of a Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g. nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, a Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by a Fund and the time the Fund liquidates assets to meet that request.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Funds’ investments.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those underlying funds will not perform as expected.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the value of a Fund’s shares to decline or fluctuate significantly.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• MARKET RISK—EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will

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not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• NON-DIVERSIFIED FUNDS. High Yield Fund and Multi-Sector Fixed Income Fund are non-diversified investment companies under the 1940 Act and therefore a decline in the market price of a particular security held by the Funds may affect the Funds’ performance more than if the Funds were a diversified investment company.

4.	Derivative financial instruments

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

The Funds may use derivatives to gain long investment exposure to securities or other assets. In particular, the Funds may use swaps, options, or other derivatives on an index, an ETF, a single security, or a basket of securities to gain investment exposures (e.g., by selling protection under a credit default swap). The Funds also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Funds may use derivatives in an attempt to reduce their investment exposures (which may result in a reduction below zero). For example, a Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer or may use a bond futures contract to short the bond market of a particular country. A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. The Funds may use derivatives in an attempt to adjust elements of their investment exposures to various securities, sectors, markets, indices, ETFs, and currencies without actually having to sell existing investments or make new direct investments. For instance, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposures, a Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio investments.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, a Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s (other than U.S. Treasury Fund) performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

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For Funds that held derivatives during the period ended August 31, 2023, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund
Bond forward contracts
Substitute for direct investment in securities		X
Forward currency contracts
Adjust currency exchange rate risk		X	X	X	X
Adjust exposure to foreign currencies	X	X		X
Futures contracts
Adjust interest rate exposure	X		X	X	X
Maintain the diversity and liquidity of the portfolio			X	X	X
Options (Purchased)
Achieve exposure to a reference entity’s credit					X
Adjust exposure to foreign currencies				X
Provide a measure of protection against default loss					X
Options (Written)
Achieve exposure to a reference entity’s credit			X		X
Provide a measure of protection against default loss					X
Adjust exposure to foreign currencies				X
Options (Credit linked)
Achieve exposure to a reference entity’s credit		X
Swap contracts
Achieve exposure to a reference entity’s credit		X	X		X
Adjust exposure to certain markets		X			X
Adjust interest rate exposure		X		X
Adjust portfolio beta		X
Generate long risk exposure to an index			X
Provide a measure of protection against default loss		X	X		X
Provide exposure to the Fund’s benchmark			X	X

Bond forward contracts

The Funds may enter into bond forward contracts. A bond forward may be a contractual agreement between the Fund and another party to cash settle the difference between the final price of an underlying asset and the forward price, calculated at inception of the contract. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time the Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward. Bond forward contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Forward currency contracts

The Funds (except U.S. Treasury Fund) may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

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Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

****

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023 and the Statements of Operations for the period ended August 31, 2023^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
Asset Allocation Bond Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$115,218	$—	$115,218
Unrealized Appreciation on Futures Contracts¤	—	—	430,628	430,628

Total	$—	$115,218	$430,628	$545,846

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(853,119)	$(853,119)
Forward Currency Contracts	—	89,156	—	89,156

Total	$—	$89,156	$(853,119)	$(763,963)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$445,777	$445,777
Forward Currency Contracts	—	107,528	—	107,528

Total	$—	$107,528	$445,777	$553,305

Emerging Country Debt Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$4,043,625	$—	$4,043,625
Options, at value	279,300	—	—	279,300
Swap Contracts, at value¤	12,810,434	—	1,285,840	14,096,274

Total	$13,089,734	$4,043,625	$1,285,840	$18,419,199

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(81,847)	$—	$(81,847)
Swap Contracts, at value¤	(1,821,072)	—	(1,916,226)	(3,737,298)

Total	$(1,821,072)	$(81,847)	$(1,916,226)	$(3,819,145)

Net Realized Gain (Loss) on
Bond forward contracts	$—	$—	$4,269,578	$4,269,578
Options	(251,703)	—	—	(251,703)
Swap Contracts	(2,588,512)	—	17,253,488	14,664,976
Forward Currency Contracts	—	(6,073,034)	—	(6,073,034)

Total	$(2,840,215)	$(6,073,034)	$21,523,066	$12,609,817

Change in Net Appreciation (Depreciation) on
Bond forward contracts	$—	$—	$861,107	$861,107
Options	229,328	—	—	229,328
Swap Contracts	(6,127,196)	—	(9,096,074)	(15,223,270)
Forward Currency Contracts	—	1,744,541	—	1,744,541

Total	$(5,897,868)	$1,744,541	$(8,234,967)	$(12,388,294)

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total
High Yield Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$1,496,118	$—	$1,496,118
Unrealized Appreciation on Futures Contracts¤	—	—	197,336	197,336
Swap Contracts, at value¤	840,916	—	2,094,723	2,935,639

Total	$840,916	$1,496,118	$2,292,059	$4,629,093

Liability Derivatives
Unrealized Depreciation on Futures Contracts¤	$—	$—	$(9,978)	$(9,978)
Written Options, at value	(128,559)	—	—	(128,559)

Total	$(128,559)	$—	$(9,978)	$(138,537)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$20,336	$20,336
Written Options	130,852	—	—	130,852
Swap Contracts	1,293,695	—	4,133,935	5,427,630
Forward Currency Contracts	—	2,879,614	—	2,879,614

Total	$1,424,547	$2,879,614	$4,154,271	$8,458,432

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$189,127	$189,127
Written Options	(382,733)	—	—	(382,733)
Swap Contracts	284,134	—	(1,484,066)	(1,199,932)
Forward Currency Contracts	—	1,496,118	—	1,496,118

Total	$(98,599)	$1,496,118	$(1,294,939)	$102,580

Multi-Sector Fixed Income Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$614,252	$—	$614,252
Unrealized Appreciation on Futures Contracts¤	—	—	429,184	429,184
Swap Contracts, at value¤	—	—	1,112,462	1,112,462

Total	$—	$614,252	$1,541,646	$2,155,898

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(865,558)	$—	$(865,558)
Swap Contracts, at value¤	—	—	(1,002,542)	(1,002,542)

Total	$—	$(865,558)	$(1,002,542)	$(1,868,100)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$(1,946,494)	$(1,946,494)
Swap Contracts	—	—	72,466	72,466
Forward Currency Contracts	—	1,906,746	—	1,906,746

Total	$—	$1,906,746	$(1,874,028)	$32,718

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$460,686	$460,686
Swap Contracts	—	—	195,369	195,369
Forward Currency Contracts	—	(666,132)	—	(666,132)

Total	$—	$(666,132)	$656,055	$(10,077)

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	Credit Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Opportunistic Income Fund
Asset Derivatives
Investments, at value (purchased options)	$149,051	$—	$—	$149,051
Unrealized Appreciation on Forward Currency Contracts	—	134,466	—	134,466
Unrealized Appreciation on Futures Contracts¤	—	—	1,377,737	1,377,737
Swap Contracts, at value¤	19,481,902	—	—	19,481,902

Total	$19,630,953	$134,466	$1,377,737	$21,143,156

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$(858)	$—	$(858)
Unrealized Depreciation on Futures Contracts¤	—	—	(252,635)	(252,635)
Written Options, at value	(56,674)	—	—	(56,674)
Swap Contracts, at value¤	(4,269,532)	—	(128,453)	(4,397,985)

Total	$(4,326,206)	$(858)	$(381,088)	$(4,708,152)

Net Realized Gain (Loss) on
Investments (purchased options)	$757,337	$—	$—	$757,337
Futures Contracts	—	—	(23,154)	(23,154)
Written Options	659,174	—	—	659,174
Swap Contracts	1,221,404	—	217,953	1,439,357
Forward Currency Contracts	—	(178,709)	—	(178,709)

Total	$2,637,915	$(178,709)	$194,799	$2,654,005

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(229,406)	$—	$—	$(229,406)
Futures Contracts	—	—	1,611,427	1,611,427
Written Options	(27,844)	—	—	(27,844)
Swap Contracts	(1,408,985)	—	(219,863)	(1,628,848)
Forward Currency Contracts	—	(5,790)	—	(5,790)

Total	$(1,666,235)	$(5,790)	$1,391,564	$(280,461)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements and reverse repurchase agreements. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

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For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements and reverse repurchase agreements held by the Funds at August 31, 2023, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2023:

Asset Allocation Bond Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Citibank N.A.	$115,218	$—	$—	$115,218

Total	$115,218	$—	$—	$115,218

Emerging Country Debt Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$372,635	$(369,512)	$(3,123)	$—	*
Citibank N.A.	1,268,804	(710,000)	(445,827)	112,977
Deutsche Bank AG	1,309,324	—	(1,252,318)	57,006
Goldman Sachs International	858,048	(829,231)	—	28,817
JPMorgan Chase Bank, N.A.	2,431,522	(2,098,573)	(32,204)	300,745
Morgan Stanley & Co. International PLC	3,775,712	(1,467,000)	(58,227)	2,250,485
Morgan Stanley Capital Services LLC	2,970,919	(2,660,000)	(111,220)	199,699

Total	$12,986,964	$(8,134,316)	$(1,902,919)	$2,949,729

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Barclays Bank PLC	$(3,123)	$—	$3,123	$—
Citibank N.A.	(445,827)	—	445,827	—
Deutsche Bank AG	(1,252,318)	—	1,252,318	—
JPMorgan Chase Bank, N.A.	(32,204)	—	32,204	—
Morgan Stanley & Co. International PLC	(58,227)	—	58,227	—
Morgan Stanley Capital Services LLC	(111,220)	—	111,220	—

Total	$(1,902,919)	$—	$1,902,919	$—

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High Yield Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$56,594	$(56,594)	$—	$—	*
Brown Brothers Harriman & Co.	1,496,118	—	—	1,496,118
JPMorgan Chase Bank, N.A.	1,293,664	(679,420)	(128,559)	485,685
Morgan Stanley & Co. International PLC	744,465	(321,000)	—	423,465

Total	$3,590,841	$(1,057,014)	$(128,559)	$2,405,268

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
JPMorgan Chase Bank, N.A.	$(128,559)	$—	$128,559	$—

Total	$(128,559)	$—	$128,559	$—

Multi-Sector Fixed Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Barclays Bank PLC	$85,797	$—	$(85,797)	$—
Brown Brothers Harriman & Co.	353,817	—	—	353,817
Citibank N.A.	46,699	—	(10,125)	36,574
Deutsche Bank AG	12,172	—	(3,795)	8,377
Goldman Sachs International	14,039	(12,461)	(1,578)	—	*
JPMorgan Chase Bank, N.A.	5,007	—	(5,007)	—
Morgan Stanley & Co. International PLC	69,788	—	(69,788)	—
State Street Bank and Trust Company	26,933	—	(20,018)	6,915

Total	$614,252	$(12,461)	$(196,108)	$405,683

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/ Liabilities Available for Offset	Net Amount of Derivative Liabilities
Bank of America, N.A.	$(6,861)	$—	$—	$(6,861)
Barclays Bank PLC	(388,871)	303,074	85,797	—	*
Citibank N.A.	(10,125)	—	10,125	—
Deutsche Bank AG	(3,795)	—	3,795	—
Goldman Sachs International	(1,578)	—	1,578	—
JPMorgan Chase Bank, N.A.	(182,412)	—	5,007	(177,405)
Morgan Stanley & Co. International PLC	(251,898)	182,110	69,788	—	*
State Street Bank and Trust Company	(20,018)	—	20,018	—

Total	$(865,558)	$485,184	$196,108	$(184,266)

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Opportunistic Income Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets
Bank of America, N.A.	$8,407	$(8,407)	$—	$—	*
Citibank N.A.	1,139,656	(929,296)	(210,360)	—	*
Citigroup Global Markets Inc.	4,080,976	(3,580,000)	(426,822)	74,154
Deutsche Bank AG	284,445	(284,445)	—	—	*
Goldman Sachs International	5,931,431	(5,326,726)	(604,705)	—	*
JPMorgan Chase Bank, N.A.	5,531,577	(5,403,230)	(128,347)	—	*
Morgan Stanley & Co. International PLC	1,203,473	(1,197,916)	(5,557)	—	*
Morgan Stanley Capital Services LLC	1,585,454	(1,356,869)	(228,585)	—	*

Total	$19,765,419	$(18,086,889)	$(1,604,376)	$74,154

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities
Citibank N.A.	$(210,360)	$—	$210,360	$—
Citigroup Global Markets Inc.	(426,822)	—	426,822	—
Goldman Sachs International	(604,705)	—	604,705	—
JPMorgan Chase Bank, N.A.	(128,347)	—	128,347	—
Morgan Stanley & Co. International PLC	(5,557)	—	5,557	—
Morgan Stanley Capital Services LLC	(228,585)	—	228,585	—

Total	$(1,604,376)	$—	$1,604,376	$—

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (bond forward contracts, forward currency contracts, futures contracts and swap contracts) and principal amounts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2023:

Fund Name	Bond Forward Contracts ($)	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Swap Contracts ($)
Asset Allocation Bond Fund	—	1,939,199	34,070,913	—	—
Emerging Country Debt Fund	17,944,625	432,826,086	—	130,343,000	934,265,509
High Yield Fund	—	55,636,207	27,920,630	24,058,333	143,945,404
Multi-Sector Fixed Income Fund	—	90,595,060	46,285,116	4,360,000	220,452,344
Opportunistic Income Fund	—	8,713,077	797,877,492	312,515,138	551,123,008

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to each Fund. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Asset Allocation Bond Fund	Emerging Country Debt Fund	High Yield Fund	Multi-Sector Fixed Income Fund	Opportunistic Income Fund	U.S. Treasury Fund
Management Fee	0.25%	0.35%	0.35%	0.25%	0.40%	0.08%(a)

(a)	From April 9, 2021 to May 1, 2023 and prior to June 30, 2019, GMO voluntarily waived the Fund’s entire management fee.

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service fee for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Shareholder service fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class III	Class IV	Class V	Class VI	Class R6	Class I
Asset Allocation Bond Fund	0.15%*			0.055%
Emerging Country Debt Fund	0.15%	0.10%		0.055%
High Yield Fund	0.15%*	0.10%*	0.085%*	0.055%	0.15%*	0.15%
Multi-Sector Fixed Income Fund	0.15%	0.10%			0.15%*	0.15%*
Opportunistic Income Fund	0.15%			0.055%	0.15%	0.15%

*	Class is offered but has no shareholders as of August 31, 2023.

For Asset Allocation Bond Fund, Multi-Sector Fixed Income Fund and Opportunistic Income Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. Any such reimbursements are paid to a Fund concurrently with the Fund’s payment of management fees to GMO.

“Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses.

With respect to High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.55% for Class III shares; 0.50% for Class IV shares; 0.485% for Class V shares; 0.455% for Class VI shares; 0.55% for Class R6 shares; and 0.55% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (“Excluded

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August 31, 2023 (Unaudited)

Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2023, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2023, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027
High Yield Fund, Class VI	—	—	$30,232	$43,944
High Yield Fund, Class I	—	—	—	$ 1

GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

For Opportunistic Income Fund and Multi-Setor Fixed Income Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the Fund’s average daily net assets attributable to Class I shares.

For High Yield Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent amounts paid out of net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.04% of the Fund’s average daily net assets attributable to Class I shares.

These contractual waivers and reimbursements will continue through at least June 30, 2024 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class III, IV, V, VI, and R6 shares are not subject to payments to third parties for sub-transfer agent, recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class III, IV, V, VI, or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

101

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2023 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Asset Allocation Bond Fund	575
Emerging Country Debt Fund	79,071
High Yield Fund	6,217
Multi-Sector Fixed Income Fund	3,134
Opportunistic Income Fund	32,048
U.S. Treasury Fund	11,024

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2023, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expense
Multi-Sector Fixed Income Fund	0.117%

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2023, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2023 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)
Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Asset Allocation Bond Fund	—	—	—	—
Emerging Country Debt Fund	—	265,067,913	13,214,141	435,819,297
High Yield Fund	11,106,894	28,753,942	28,780,494	47,247,088
Multi-Sector Fixed Income Fund	176,481,086	42,406,642	175,506,586	12,198,189
Opportunistic Income Fund	459,076,233	218,992,089	367,712,723	179,351,787
U.S. Treasury Fund	—	—	—	—

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

102

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Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

8.	Principal shareholders as of August 31, 2023

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Asset Allocation Bond Fund	1‡	99.82%
Emerging Country Debt Fund	1	10.05%
High Yield Fund	3#	95.42%
Multi-Sector Fixed Income Fund	4#	83.52%
Opportunistic Income Fund	4‡	63.70%
U.S. Treasury Fund	3#	56.02%

‡	One of the shareholders is another fund of the Trust.
#	Two of the shareholders are other funds of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount

Asset Allocation Bond Fund
Class III:(a)
Shares issued to shareholders in reinvestment of distributions	20	$408	—	$—
Shares repurchased	(957)	(18,844)	—	—

Net increase (decrease)	(937)	$(18,436)	—	$—

Class VI:
Shares sold	962	$18,844	155,762	$3,316,859
Shares issued to shareholders in reinvestment of distributions	21,978	437,795	7,321	157,978
Shares repurchased	(22,335)	(482,158)	(790,590)	(17,266,124)

Net increase (decrease)	605	$(25,519)	(627,507)	$(13,791,287)

Emerging Country Debt Fund
Class III:
Shares sold	324,427	$5,758,000	27,396,992	$489,332,221
Shares issued to shareholders in reinvestment of distributions	548,783	9,943,950	5,278,003	92,976,565
Shares repurchased	(1,303,377)	(23,794,413)	(7,788,631)	(149,032,722)
Purchase premiums	—	19,080	—	197,867
Redemption fees	—	1,225,795	—	811,031

Net increase (decrease)	(430,167)	$(6,847,588)	24,886,364	$434,284,962

103

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Amount	Shares		Amount

Emerging Country Debt Fund (continued)
Class IV:
Shares sold	377,156	$7,000,000	18,090,621		$327,661,582
Shares issued to shareholders in reinvestment of distributions	408,730	7,393,930	7,663,996		134,759,630
Shares repurchased	(12,762,664)	(231,113,414)	(31,422,672)		(567,257,280)
Purchase premiums	—	17,928	—		329,215
Redemption fees	—	1,013,746	—		1,390,018

Net increase (decrease)	(11,976,778)	$(215,687,810)	(5,668,055)		$(103,116,835)

Class VI:
Shares sold	59,475	$1,052,186	7,804,106		$150,598,679
Shares issued to shareholders in reinvestment of distributions	155,112	2,804,425	5,224,631		92,257,553
Shares repurchased	(5,230,147)	(93,621,000)	(49,730,237	)(b)	(871,796,301	)(b)
Purchase premiums	—	4,992	—		145,763
Redemption fees	—	313,762	—		773,314

Net increase (decrease)	(5,015,560)	$(89,445,635)	(36,701,500)		$(628,020,992)

High Yield Fund
Class VI:
Shares sold	295,577	$5,030,460	15,284,882		$267,516,111
Shares issued to shareholders in reinvestment of distributions	—	—	1,134,916		18,886,074
Shares repurchased	(5,685,914)	(96,741,154)	(5,586,053)		(98,691,785)

Net increase (decrease)	(5,390,337)	$(91,710,694)	10,833,745		$187,710,400

Class I:(c)
Shares sold	455	$7,800	—		$—
Shares repurchased	(88)	(1,499)	—		—

Net increase (decrease)	367	$6,301	—		$—

Multi-Sector Fixed Income Fund
Class III:
Shares sold	245,127	$4,150,000	416,640		$6,870,403
Shares issued to shareholders in reinvestment of distributions	—	—	8,883		149,319
Shares repurchased	(128)	(2,176)	(280)		(4,800)

Net increase (decrease)	244,999	$4,147,824	425,243		$7,014,922

Class IV:
Shares sold	483,530	$8,200,001	1,483,036		$26,065,009
Shares issued to shareholders in reinvestment of distributions	—	—	92,314		1,559,194
Shares repurchased	(24,675)	(421,632)	(2,350,022)		(40,932,500)

Net increase (decrease)	458,855	$7,778,369	(774,672)		$(13,308,297)

104

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023
	Shares	Amount	Shares	Amount

Opportunistic Income Fund
Class III:
Shares sold	894,022	$21,800,000	1,794,231	$43,302,785
Shares issued to shareholders in reinvestment of distributions	13,415	324,922	14,595	353,815
Shares repurchased	(193,616)	(4,708,739)	(293,945)	(7,248,308)

Net increase (decrease)	713,821	$17,416,183	1,514,881	$36,408,292

Class VI:
Shares sold	561,749	$13,684,404	5,356,095	$131,084,685
Shares issued to shareholders in reinvestment of distributions	100,747	2,440,089	621,773	15,001,411
Shares repurchased	(2,520,939)	(61,280,160)	(4,501,883)	(110,825,799)

Net increase (decrease)	(1,858,443)	$(45,155,667)	1,475,985	$35,260,297

Class R6:
Shares sold	435,736	$10,595,146	3,049,542	$76,297,993
Shares issued to shareholders in reinvestment of distributions	29,827	719,737	171,371	4,129,997
Shares repurchased	(622,263)	(15,130,243)	(1,468,340)	(35,958,528)

Net increase (decrease)	(156,700)	$(3,815,360)	1,752,573	$44,469,462

Class I:
Shares sold	9,501,866	$230,824,023	8,137,722	$196,826,521
Shares issued to shareholders in reinvestment of distributions	226,748	5,480,503	628,046	15,108,991
Shares repurchased	(1,776,879)	(43,220,930)	(5,221,139)	(128,235,546)

Net increase (decrease)	7,951,735	$193,083,596	3,544,629	$83,699,966

U.S. Treasury Fund
Core Class:
Shares sold	413,164,978	$2,064,346,281	498,976,199	$2,489,337,437
Shares issued to shareholders in reinvestment of distributions	523,231	2,615,270	426,512	2,126,219
Shares repurchased	(407,482,227)	(2,035,721,587)	(468,958,957)	(2,339,411,314)

Net increase (decrease)	6,205,982	$31,239,964	30,443,754	$152,052,342

(a)	Class III liquidated on August 28, 2023.
(b)	29,602,866 shares and $515,977,959 were redeemed in-kind by an affiliate.
(c)	The period under the heading “Six Months Ended August 31, 2023” represents the period from April 13, 2023 (commencement of operations) through August 31, 2023.

105

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2023 is set forth below:

Affiliate	Value, beginning of period		Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period
Emerging Country Debt Fund
Bona Fide Investment Holdings II LLC	$—		$9,300,000	$—	$—	$—	$—	$(15,913)	$9,284,087
Bona Fide Investments Feeder LLC	—	#	—	3,756,796	—	—	468,646	1,141,470	4,225,165
GMO U.S. Treasury Fund	67,529,288		—	40,000,000	912,341	—	(137,267)	192,436	27,584,457

Totals	$67,529,288		$9,300,000	$43,756,796	$912,341	$—	$331,379	$1,317,993	$41,093,709

Multi-Sector Fixed Income Fund
GMO Emerging Country Debt Fund, Class VI	$4,374,928		$—	$—	$41,346	$—	$—	$218,004	$4,592,932
GMO Opportunistic Income Fund, Class VI	23,494,304		—	—	262,435	—	—	419,192	23,913,496

Totals	$27,869,232		$—	$—	$303,781	$—	$—	$637,196	$28,506,428

Opportunistic Income Fund
GMO U.S. Treasury Fund	$10,894,378		$—	$—	$278,624	$—	$—	$21,833	$10,916,211

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through August 31, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

#	Security was not an affiliate at the beginning of the period.

106

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2023 (Unaudited)

GMO Asset Allocation Bond Fund

Approval of renewal of management agreement for GMO Asset Allocation Bond Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

107

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Emerging Country Debt Fund

Approval of renewal of management agreement for GMO Emerging Country Debt Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service and to the fees shown on GMO’s fee schedule for its other pooled investment vehicles and separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to those other vehicles and that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing those other vehicles and that other account. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

108

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO High Yield Fund

Approval of renewal of management agreement for GMO High Yield Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

109

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Multi-Sector Fixed Income Fund

Approval of renewal of management agreement for GMO Multi-Sector Fixed Income Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

110

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Opportunistic Income Fund

Approval of renewal of management agreement for GMO Opportunistic Income Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting

111

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO U.S. Treasury Fund

Approval of renewal of management agreement for GMO U.S. Treasury Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

112

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management agreement. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

113

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2023 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

• Monitoring of factors material to liquidity risk for each Fund;

• Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

• Oversight of third parties providing services in support of the Program;

• Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

• A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;

• Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 15, 2023 addressing the Program’s operation, adequacy and effectiveness.

114

GMO Trust Funds

Fund Expenses

August 31, 2023 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2023.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including purchase premium and redemption fees, if applicable; and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2023 through August 31, 2023.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as purchase premium and redemption fees. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Asset Allocation Bond Fund
Class VI	$1,000.00	$1,003.20	$1.66	$1,000.00	$1,023.48	$1.68	0.33%
Emerging Country Debt Fund
Class III	$1,000.00	$1,058.70	$2.90	$1,000.00	$1,022.32	$2.85	0.56%
Class IV	$1,000.00	$1,059.40	$2.64	$1,000.00	$1,022.57	$2.59	0.51%
Class VI	$1,000.00	$1,059.50	$2.38	$1,000.00	$1,022.82	$2.34	0.46%
High Yield Fund
Class VI	$1,000.00	$1,044.20	$2.36	$1,000.00	$1,022.82	$2.34	0.46%
Class I(a)	$1,000.00	$1,018.10	$2.29	$1,000.00	$1,022.17	$3.00	0.59%
Multi-Sector Fixed Income Fund
Class III	$1,000.00	$1,015.70	$2.18	$1,000.00	$1,022.98	$2.19	0.43%
Class IV	$1,000.00	$1,016.30	$1.93	$1,000.00	$1,023.23	$1.93	0.38%
Opportunistic Income Fund
Class III	$1,000.00	$1,028.60	$2.91	$1,000.00	$1,022.27	$2.90	0.57%
Class VI	$1,000.00	$1,029.20	$2.45	$1,000.00	$1,022.72	$2.44	0.48%
Class R6	$1,000.00	$1,028.60	$2.91	$1,000.00	$1,022.27	$2.90	0.57%
Class I	$1,000.00	$1,027.80	$3.36	$1,000.00	$1,021.82	$3.35	0.66%

115

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2023 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
U.S. Treasury Fund
Core Class	$1,000.00	$1,027.90	$0.31	$1,000.00	$1,024.84	$0.31	0.06%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2023, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

(a)

For the period April 13, 2023 (commencement of operations) through August 31, 2023, expenses were calculated using the class’s annualized net expense ratio (including indirect expenses incurred) for the period ended August 31, 2023, multiplied by the average account value over the period, multiplied by 140 days in the period, divided by 366 days in the year.

116

SR-083123-FI

GMO Trust

Semiannual Report

August 31, 2023

Alternative Allocation Fund

Benchmark-Free Allocation Fund

Benchmark-Free Fund

Global Asset Allocation Fund

Global Developed Equity Allocation Fund

Global Equity Allocation Fund

Implementation Fund

International Developed Equity Allocation Fund

International Equity Allocation Fund

SGM Major Markets Fund

Strategic Opportunities Allocation Fund

For a free copy of the Funds’ proxy voting guidelines, shareholders may call 1-617-346-7646 (collect), visit GMO’s website at www.gmo.com or visit the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on GMO’s website at www.gmo.com and on the Securities and Exchange Commission’s website at www.sec.gov no later than August 31 of each year.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarter of each fiscal year on Form N-PORT which is available on the Commission’s website at www.sec.gov. The Funds have a policy with respect to disclosure of portfolio holdings under which they may also make a complete schedule of portfolio holdings available on GMO’s website at www.gmo.com.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus for the GMO Trust, which contains a complete discussion of the risks associated with an investment in these Funds and other important information. The GMO Trust prospectus can be obtained at www.gmo.com. The GMO Trust Statement of Additional Information includes additional information about the Trustees of GMO Trust and is available without charge, upon request, by calling 1-617-346-7646 (collect).

An investment in the Funds is subject to risk, including the possible loss of principal amount invested. There can be no assurance that the Funds will achieve their stated investment objectives. Please see the Funds’ prospectus regarding specific principal risks for each Fund. General risks may include: market risk-equities, management and operational risk, market risk-asset backed securities, credit risk, non-U.S. investment risk, small company risk and derivatives risk.

The Funds are distributed by Funds Distributor LLC. Funds Distributor LLC is not affiliated with GMO.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	69.6%
Debt Obligations	55.2
Short-Term Investments	25.1
Investment Funds	1.2
Preferred Stocks	0.6
Rights/Warrants	0.3
Swap Contracts	0.1
Purchased Options	0.0 ^
Forward Currency Contracts	0.0 ^
Written Options	(0.3)
Futures Contracts	(0.6)
Securities Sold Short	(33.9)
Other	(17.3)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

Australia	5.7%
Germany	(1.4)
Other Developed	(1.7)‡
Euro Region	(2.1)§
United States	(2.2)
Sweden	(4.4)

(6.1)%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

United States	22.1%
Japan	7.5
United Kingdom	4.5
France	4.1
Germany	2.8
Other Developed	2.6 ‡
Sweden	2.6
Other Emerging	1.4 †
Italy	1.2
Israel	1.1
Hong Kong	(1.1)
Switzerland	(3.7)
Canada	(3.8)

41.3%

(a)

GMO Alternative Allocation SPC Ltd. is a 100% owned subsidiary of GMO Alternative Allocation Fund. As such, the holdings of GMO Alternative Allocation SPC Ltd. have been included with GMO Alternative Allocation Fund.

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
^	Rounds to 0.0%.

1

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 67.0%

	Australia — 3.8%
4,143	Aurizon Holdings Ltd (a)	9,765
681	BHP Group Ltd (a)	19,578
22,701	BlueScope Steel Ltd (a)	306,907
32,748	Brambles Ltd (a)	317,131
15,970	Fortescue Metals Group Ltd (a)	219,865
47,960	GPT Group (The) (REIT) (a)	129,857
128,580	Mirvac Group (REIT) (a)	200,470
97,427	Newcrest Mining Ltd (a)	1,623,781
732,254	Origin Energy Ltd (a)	4,117,873
71,129	Scentre Group (REIT) (a)	126,080
64,932	Stockland (REIT) (a)	177,339

	Total Australia	7,248,646

	Belgium — 0.4%
8,168	Ageas SA/NV (a)	324,844
592	Sofina SA (a)	133,003
4,348	UCB SA	390,003

	Total Belgium	847,850

	Brazil — 0.1%
7,100	Banco do Brasil SA	67,530
9,628	Petroleo Brasileiro SA Sponsored ADR (a)	135,273
3,000	Telefonica Brasil SA ADR (a)	25,320

	Total Brazil	228,123

	Canada — 2.3%
4,300	Alimentation Couche-Tard Inc (a)	224,865
285,891	Canaccord Genuity Group Inc (a)	1,800,572
2,700	Canadian Tire Corp Ltd – Class A (a)	320,315
900	iA Financial Corp Inc	56,463
3,700	Magna International Inc	217,641
12,100	Manulife Financial Corp (a) (b)	223,608
10,600	Manulife Financial Corp (a) (b)	195,965
3,200	Onex Corp (a)	197,727
9,800	Quebecor Inc – Class B (a)	224,039
176,256	Resolute Forest Products Inc * (c)	352,512
6,700	Teck Resources Ltd – Class B (a) (b)	277,084
1,742	Teck Resources Ltd – Class B (a) (b)	71,979
3,900	West Fraser Timber Co Ltd (a) (b)	294,809
900	West Fraser Timber Co Ltd (a) (b)	68,040

	Total Canada	4,525,619

	China — 0.4%
111,000	Bank of Communications Co Ltd – Class H	63,531
21,500	Beijing Enterprises Holdings Ltd	80,550
22,500	China Conch Venture Holdings Ltd	22,107
266,000	China Construction Bank Corp – Class H	142,324
60,500	China Overseas Land & Investment Ltd	127,539
212,000	China Railway Group Ltd – Class H	112,154
308,000	China Zhongwang Holdings Ltd * (d)	—
146,000	CITIC Ltd	144,890

Shares	Description	Value ($)

	China — continued
48,000	COSCO Shipping Holdings Co Ltd – Class H	49,223
80,000	Dongfeng Motor Group Co Ltd – Class H	29,346
13,000	Kingboard Holdings Ltd	29,500
8,500	Shanghai Pharmaceuticals Holding Co Ltd – Class H	13,975
6,000	Sinopharm Group Co Ltd – Class H	17,412

	Total China	832,551

	Denmark — 0.7%
64	AP Moller – Maersk A/S – Class A (a)	114,373
143	AP Moller – Maersk A/S – Class B (a)	259,597
16,439	Danske Bank A/S	368,995
4,205	Pandora A/S (a)	435,463
268	Rockwool A/S – B Shares (a)	68,399

	Total Denmark	1,246,827

	Finland — 0.3%
93,344	Nokia Oyj (a)	373,289
8,951	Stora Enso Oyj – R Shares (a)	113,835

	Total Finland	487,124

	France — 0.8%
13,281	ArcelorMittal SA	352,805
4,396	BNP Paribas SA (a)	284,279
496	Cie de Saint-Gobain SA (a)	32,266
2,480	Publicis Groupe SA (a)	193,509
5,392	Renault SA	217,563
13,520	Societe Generale SA	383,037
11,885	Vivendi SE (a)	108,247

	Total France	1,571,706

	Germany — 0.3%
468	Bayerische Motoren Werke AG (a)	49,224
1,380	Continental AG	102,366
3,106	Fresenius SE & Co KGaA (a)	99,576
982	Heidelberg Materials AG (a)	78,959
3,425	Mercedes-Benz Group AG (a)	250,624

	Total Germany	580,749

	Hong Kong — 0.0%
6,000	Orient Overseas International Ltd (a)	80,468

	India — 0.5%
98,843	GAIL India Ltd	137,625
5,934	Hindalco Industries Ltd	32,991
12,965	Hindustan Petroleum Corp Ltd *	38,832
34,683	Indian Oil Corp Ltd	37,262
60,215	NTPC Ltd	159,365
163,159	Oil & Natural Gas Corp Ltd	342,593
176,426	Tata Steel Ltd	263,132

	Total India	1,011,800

See accompanying notes to the financial statements.	2

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Israel — 1.7%
340	Check Point Software Technologies Ltd *	45,761
4,074	Teva Pharmaceutical Industries Ltd *	39,631
41,190	Teva Pharmaceutical Industries Ltd
	Sponsored ADR *	402,014
96,525	Tower Semiconductor Ltd * (e)	2,866,792

	Total Israel	3,354,198

	Italy — 0.4%
23,538	Stellantis NV (a)	436,942
788,777	Telecom Italia SPA * (a)	244,703

	Total Italy	681,645

	Japan — 9.9%
10,500	Amano Corp	228,877
13,700	Credit Saison Co Ltd (a)	214,129
16,400	Daiwabo Holdings Co Ltd	332,427
16,400	Denka Co Ltd	309,138
7,300	EXEO Group Inc	155,310
14,800	Fuji Corp	243,970
7,600	FUJIFILM Holdings Corp (a)	449,133
200	Fujitsu Ltd (a)	24,998
19,300	H.U. Group Holdings Inc (a)	349,027
6,300	Haseko Corp	78,220
14,000	Honda Motor Co Ltd (a)	452,429
851	Honda Motor Co Ltd Sponsored ADR (a)	27,513
32,900	Inpex Corp (a)	460,726
11,800	ITOCHU Corp (a)	442,846
92,604	JSR Corp (a)	2,584,673
13,700	Kanematsu Corp	192,840
9,400	Kawasaki Kisen Kaisha Ltd (a)	315,005
21,500	Kirin Holdings Co Ltd (a)	301,844
21,500	K’s Holdings Corp (a)	198,188
10,100	Kyudenko Corp	310,784
8,500	Maruichi Steel Tube Ltd	220,890
2,800	Mitsubishi Corp (a)	138,110
30,600	Mitsubishi Electric Corp (a)	398,659
14,000	Mitsui OSK Lines Ltd (a)	387,673
6,100	Morinaga & Co Ltd (a)	221,689
5,300	MS&AD Insurance Group Holdings Inc (a)	190,332
9,400	NEC Corp (a)	495,482
12,900	NH Foods Ltd (a)	400,206
15,200	Nippon Yusen KK (a)	404,387
27,200	Obayashi Corp (a)	246,343
36,500	Penta-Ocean Construction Co Ltd	216,931
800	Renesas Electronics Corp * (a)	13,328
7,300	Sankyu Inc (a)	254,519
3,300	Secom Co Ltd	230,960
20,000	Sekisui House Ltd (a)	407,588
16,700	Shimizu Corp (a)	112,357
3,600	Shionogi & Co Ltd	158,109
16,700	Stanley Electric Co Ltd	292,966
9,500	Subaru Corp (a)	182,622
29,500	SUMCO Corp (a)	393,994

Shares	Description	Value ($)

	Japan — continued
20,600	Sumitomo Corp (a)	423,668
8,200	Sumitomo Mitsui Financial Group Inc (a)	374,875
7,200	Sumitomo Mitsui Trust Holdings Inc	269,703
31,600	T&D Holdings Inc (a)	500,842
5,800	Taisei Corp (a)	195,205
3,900	TDK Corp (a)	141,949
18,900	Teijin Ltd	191,911
17,200	THK Co Ltd	314,110
36,000	Tokai Carbon Co Ltd	284,337
5,900	Tokyo Seimitsu Co Ltd (a)	324,937
9,000	Toppan Inc (a)	217,403
66,988	Toshiba Corp (a)	2,117,024
12,700	Tosoh Corp (a)	164,335
3,100	Toyota Industries Corp (a)	218,886
800	Toyota Tsusho Corp (a)	47,623
6,200	Yamaha Motor Co Ltd	160,433
6,500	Zenkoku Hosho Co Ltd (a)	225,199

	Total Japan	19,211,662

	Netherlands — 1.1%
68,269	Aegon NV (a)	349,878
1,494	AerCap Holdings NV *	91,911
3,938	EXOR NV (a)	348,501
4,045	ING Groep NV (a)	57,314
7,699	JDE Peet’s NV (a)	214,297
8,155	Koninklijke Ahold Delhaize NV (a)	266,750
19,392	Koninklijke Philips NV * (a)	435,769
7,850	NN Group NV (a)	302,190

	Total Netherlands	2,066,610

	New Zealand — 0.0%
18,129	Meridian Energy Ltd (a)	57,991

	Norway — 0.1%
8,511	Equinor ASA (a)	261,383

	Poland — 0.1%
13,780	ORLEN SA	210,377

	Portugal — 0.1%
28,250	EDP – Energias de Portugal SA	128,710

	South Africa — 0.1%
10,709	Bidvest Group Ltd (The)	161,573

	South Korea — 0.7%
1,311	E-MART Inc	73,109
1,471	GS Holdings Corp	41,751
120	Hyundai Mobis Co Ltd	20,950
305	Hyundai Motor Co	43,580
5,957	Kia Corp	361,078
1,661	LG Corp	103,046
2,076	LG Electronics Inc	154,499

3	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued
3,561	POSCO Holdings Inc Sponsored ADR (a)	390,855
4,827	SK Square Co Ltd *	164,455

	Total South Korea	1,353,323

	Spain — 0.5%
58,028	Banco Bilbao Vizcaya Argentaria SA (a)	457,834
116,598	Banco Santander SA (a)	455,153

	Total Spain	912,987

	Sweden — 0.4%
44,077	Fastighets AB Balder – B Shares* (a)	210,671
6,731	Investor AB – B Shares (a)	129,557
14,880	Kinnevik AB – Class B* (a)	174,725
5,073	Skanska AB – B Shares (a)	74,261
3,739	Svenska Cellulosa AB SCA – Class B (a)	49,774
3,867	Telefonaktiebolaget LM Ericsson – B Shares (a)	19,845
5,685	Volvo Car AB – Class B* (a)	21,584

	Total Sweden	680,417

	Switzerland — 0.6%
9,748	Adecco Group AG (Registered) (a)	419,311
6,071	Logitech International SA (Registered) (a)	420,007
1,316	Roche Holding AG – Genusschein (a)	386,231

	Total Switzerland	1,225,549

	Taiwan — 0.4%
15,800	Silicon Motion Technology Corp ADR * (a) (e)	858,098

	Thailand — 0.2%
43,900	Kasikornbank Pcl NVDR	163,533
397,000	Krung Thai Bank Pcl NVDR	218,698
7,600	Thai Oil Pcl NVDR	11,178

	Total Thailand	393,409

	Turkey — 0.2%
23,280	Aselsan Elektronik Sanayi Ve Ticaret AS	33,464
70,001	Haci Omer Sabanci Holding AS	156,515
343,812	Yapi ve Kredi Bankasi AS	204,199

	Total Turkey	394,178

	United Kingdom — 1.1%
8,224	3i Group Plc (a)	207,092
18,998	Abcam Plc ADR Sponsored ADR*	429,735
4,506	Berkeley Group Holdings Plc (The)	231,501
239,284	BT Group Plc (a)	350,051
3,664	Coca-Cola HBC AG (a)	105,549
77,864	Kingfisher Plc (a)	230,749
95,202	Taylor Wimpey Plc	137,586
38,063	Vodafone Group Plc Sponsored ADR (a)	354,747

	Total United Kingdom	2,047,010

Shares	Description	Value ($)

	United States — 39.8%
3,093	3M Co. (a)	329,930
80,942	Activision Blizzard, Inc. (a)	7,445,855
344	Akamai Technologies, Inc. * (a)	36,151
119,452	Albertsons Cos., Inc. – Class A (a) (e)	2,675,725
12,900	Ally Financial, Inc. (a)	357,201
1,273	Alphabet, Inc. – Class A* (a)	173,344
1,554	Alphabet, Inc. – Class C* (a)	213,442
27,989	Amedisys, Inc. * (a)	2,623,969
32,434	American Equity Investment Life Holding Co. *	1,741,057
3,000	Arrow Electronics, Inc. *	400,290
200	Aspen Technology, Inc. * (a)	38,800
2,356	AT&T, Inc. (a)	34,845
2,628	Best Buy Co., Inc. (a)	200,911
916	Bio-Rad Laboratories, Inc. – Class A*	366,583
8,287	BorgWarner, Inc.	337,695
2,699	Builders FirstSource, Inc. * (a)	391,463
4,000	Capital One Financial Corp. (a)	409,560
24,921	Capri Holdings Ltd. * (a)	1,308,103
5,639	Carrier Global Corp. (a)	323,961
3,076	CBRE Group, Inc. – Class A* (a)	261,614
4,968	Centene Corp. * (a)	306,277
4,218	Chesapeake Energy Corp. (a)	372,070
9,120	Citigroup, Inc. (a)	376,565
22,066	Cleveland-Cliffs, Inc. * (a)	337,389
6,300	Cognizant Technology Solutions Corp. – Class A (a)	451,143
10,200	Comcast Corp. – Class A (a)	476,952
208	Cummins, Inc. (a)	47,848
5,634	CVS Health Corp. (a)	367,168
2,939	Dell Technologies, Inc. – Class C (a)	165,289
29,048	Denbury, Inc. * (a)	2,660,216
3,625	Discover Financial Services (a)	326,504
139,774	DISH Network Corp. – Class A* (a)	838,644
1,972	DR Horton, Inc. (a)	234,707
8,100	eBay, Inc. (a)	362,718
3,380	Expedia Group, Inc. * (a)	366,358
119	FedEx Corp. (a)	31,061
10,000	Fidelity National Financial, Inc. (a)	414,000
32,700	Ford Motor Co. (a)	396,651
2,750	Fortune Brands Innovations, Inc. (a)	189,805
12,900	Fox Corp. – Class B (a)	393,708
12,300	Franklin Resources, Inc. (a)	328,902
95,635	GCI Liberty, Inc. * (c) (f)	—
800	Generac Holdings, Inc. * (a)	95,048
11,300	General Motors Co. (a)	378,663
30,600	Globus Medical, Inc. – Class A* (e)	1,655,460
634	Goldman Sachs Group, Inc. (The) (a)	207,768
7,008	HEICO Corp. – Class A (a)	949,093
5,417	Hewlett Packard Enterprise Co. (a)	92,035
12,436	Horizon Therapeutics Plc * (a)	1,402,035
13,100	HP, Inc. (a)	389,201
5,071	Incyte Corp. *	327,232
13,489	Intel Corp. (a)	474,004

See accompanying notes to the financial statements.	4

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
3,000	International Business Machines Corp. (a)	440,490
8,500	Invesco Ltd. (a)	135,320
2,056	Jazz Pharmaceuticals Plc *	294,748
22,000	Kinder Morgan, Inc. (a)	378,840
10,562	Kraft Heinz Co. (The) (a)	349,497
2,519	Kroger Co. (The) (a)	116,856
1,500	Laboratory Corp. of America Holdings (a)	312,150
1,937	Lennar Corp. – Class A (a)	230,677
45,762	Liberty Broadband Corp. – Class C* (a)	4,281,493
147,869	Liberty Global Plc – Class A* (a)	2,726,704
3,342	Liberty Global Plc – Class C*	66,305
7,919	Liberty Media Corp.-Liberty Formula One – Class A* (a)	480,287
338	Liberty Media Corp.-Liberty Live – Class A* (a)	11,259
3,800	LyondellBasell Industries NV – Class A (a)	375,326
631	Marathon Petroleum Corp. (a)	90,088
7,871	Match Group, Inc. * (a)	368,914
1,493	Meta Platforms, Inc. – Class A* (a)	441,764
6,663	Micron Technology, Inc. (a)	466,010
3,497	Moderna, Inc. *	395,406
2,800	Mohawk Industries, Inc. * (a)	283,892
2,231	Molson Coors Brewing Co. – Class B (a)	141,646
7,100	Mosaic Co. (The) (a)	275,835
4,620	National Instruments Corp.	275,352
25,725	New Relic, Inc. * (a)	2,189,455
2,840	NRG Energy, Inc. (a)	106,642
2,600	Nucor Corp. (a)	447,460
8,903	Ovintiv, Inc. (a)	418,085
2,107	PACCAR, Inc. (a)	173,385
21,894	Paramount Global – Class B (a)	330,381
5,948	PayPal Holdings, Inc. * (a)	371,810
153,945	Pershing Square Tontine Holdings Ltd. * (c)	15,395
11,012	Pfizer, Inc. (a)	389,605
1,125	Pinterest, Inc. – Class A* (a)	30,926
108,356	PNM Resources, Inc. (a)	4,801,254
3,091	PulteGroup, Inc. (a)	253,647
3,195	QUALCOMM, Inc. (a)	365,923
565	Regeneron Pharmaceuticals, Inc. * (a)	466,967
33,427	RPT Realty (REIT)	379,062
17,818	Seagen, Inc. * (a)	3,671,755
2,521	Skyworks Solutions, Inc. (a)	274,134
120,900	Spirit Airlines, Inc. (a) (e)	1,994,850
24,198	Sportsman’s Warehouse Holdings, Inc. *	116,392
3,500	Steel Dynamics, Inc. (a)	373,065
12,200	Synchrony Financial (a)	393,816
39,865	Syneos Health, Inc. *	1,703,431
3,400	Textron, Inc. (a)	264,214
40,451	Triton International Ltd	3,394,243
6,893	Tyson Foods, Inc. – Class A (a)	367,190
132	United Rentals, Inc. (a)	62,903
1,464	Universal Health Services, Inc. – Class B (a)	197,201
319	Valero Energy Corp. (a)	41,438
12,170	Verizon Communications, Inc. (a)	425,707

Shares / Par Value†	Description	Value ($)

	United States — continued
2,802	VF Corp. (a)	55,368
36,500	Viatris, Inc.	392,375
16,759	VMware, Inc. – Class A* (a)	2,828,584
10,037	Walgreens Boots Alliance, Inc. (a)	254,037
7,634	Western Digital Corp. *	343,530
2,900	Westlake Corp. (a)	379,842
1,215	Whirlpool Corp. (a)	170,051
5,400	Zoom Video Communications, Inc. – Class A* (a)	383,562

	Total United States	76,851,557

	TOTAL COMMON STOCKS (COST $129,658,453)	129,512,140

	PREFERRED STOCKS (g) — 0.4%

	Brazil — 0.1%
19,700	Petroleo Brasileiro SA Sponsored ADR (a)	254,918

	Germany — 0.3%
1,763	Bayerische Motoren Werke AG (a)	169,392
1,186	Porsche Automobil Holding SE (a)	63,613
2,638	Volkswagen AG (a)	322,845

	Total Germany	555,850

	TOTAL PREFERRED STOCKS (COST $766,055)	810,768

	RIGHTS/WARRANTS — 0.2%

	United States — 0.2%
195,149	Bristol-Myers Squibb Co. CVR * (c)	439,086
13,635	Contra Abiomed, Inc. * (c)	23,861

	TOTAL RIGHTS/WARRANTS (COST $298,336)	462,947

	INVESTMENT FUNDS — 1.2%

	United States — 1.2%
1,000,824	Altaba, Inc.* (c)	2,301,895

	TOTAL INVESTMENT FUNDS (COST $1,660,089)	2,301,895

	DEBT OBLIGATIONS — 55.2%

	United States — 55.2%
	Asset-Backed Securities — 2.7%
5,134,242	OZLM VI Ltd, Series 14-6A, Class A1S, 144A, Variable Rate, 3 mo. SOFR + 1.34%, 6.65%, due 04/17/31	5,102,943

	U.S. Government — 24.1%
5,700,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.17%, 5.58%, due 04/30/25 (a) (h)	5,702,038

5	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued
	U.S. Government — continued
3,500,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 10/31/23	3,500,347
10,650,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24 (a)	10,652,568
26,750,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61%, due 01/31/25 (a) (h)	26,789,826

	Total U.S. Government	46,644,779

	U.S. Government Agency — 28.4%
3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 10/06/23	3,000,191
5,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.07%, 5.37%, due 12/14/23	5,000,123
3,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.42%, due 03/06/24	3,001,791
5,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	4,986,373
37,500,000	Federal National Mortgage Association, TBA, 5.00%, due 09/14/53	36,361,084
2,500,000	Federal National Mortgage Association, TBA, 5.50%, due 09/14/53	2,468,360

	Total U.S. Government Agency	54,817,922

	Total United States	106,565,644

	TOTAL DEBT OBLIGATIONS (COST $106,510,966)	106,565,644

	MUTUAL FUNDS — 2.9%

	United States — 2.9%
	Affiliated Issuers — 2.9%
396,920	GMO Emerging Markets ex-China Fund, Class VI	5,572,761

	TOTAL MUTUAL FUNDS (COST $5,576,730)	5,572,761

Par Value† / Shares	Description	Value ($)

	SHORT-TERM INVESTMENTS — 25.0%

	Sovereign and Sovereign Agency Issuers — 7.1%
JPY 2,000,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/02/23	13,747,574

	Money Market Funds — 0.8%
1,462,014	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (i)	1,462,014

	Repurchase Agreements — 17.1%
33,093,988	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/23, maturing on 09/01/23 with a maturity value of $33,098,860 and an effective yield of 5.30%, collateralized by a U.S. Treasury Bill with maturity date 08/08/24 and a market value of $33,776,877.	33,093,988

	U.S. Government Agency — 0.0%
25,000	U.S. Treasury Bill, 5.36%, due 11/21/23 (h) (j)	24,703

	TOTAL SHORT-TERM INVESTMENTS (COST $48,442,757)	48,328,279

PURCHASED OPTIONS — 0.0%

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount	Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Options on Credit Default Swaps - Puts — 0.0%
CDX.NA.IGS.40	MSCI	70.00%	09/20/23	USD 14,685,000	Fixed Spread	Pay	4,946
CDX.NA.IGS.40	GS	65.00%	10/18/23	USD 22,275,000	Fixed Spread	Pay	37,807

Total Options on Credit Default Swaps - Puts							42,753

TOTAL PURCHASED OPTIONS (COST $66,235)							42,753

TOTAL INVESTMENTS — 151.9% (Cost $292,979,621)							293,597,187

See accompanying notes to the financial statements.	6

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	SECURITIES SOLD SHORT — (33.9)%

	Common Stocks — (33.7)%

	Australia — (0.6)%
(5,304)	ASX Ltd	(197,390)
(944)	Cochlear Ltd	(165,695)
(12,178)	IDP Education Ltd	(193,677)
(119,007)	Pilbara Minerals Ltd	(356,785)
(5,511)	Ramsay Health Care Ltd	(182,877)
(1,505)	WiseTech Global Ltd	(67,513)

	Total Australia	(1,163,937)

	Austria — (0.1)%
(3,462)	Verbund AG	(283,328)

	Belgium — (0.2)%
(6,860)	Anheuser-Busch InBev SA/NV	(389,387)

	Canada — (1.6)%
(6,189)	Agnico Eagle Mines Ltd	(300,228)
(8,700)	Algonquin Power & Utilities Corp	(65,772)
(18,300)	AltaGas Ltd	(357,820)
(501)	Brookfield Asset Management Ltd – Class A	(17,310)
(8,832)	Brookfield Infrastructure Corp – Class A	(343,123)
(713)	Brookfield Renewable Corp – Class A	(19,928)
(2,280)	Cameco Corp	(84,360)
(10,800)	Enbridge Inc	(378,864)
(2,900)	Franco-Nevada Corp	(417,484)
(8,737)	GFL Environmental Inc	(283,079)
(11,896)	Pembina Pipeline Corp	(369,728)
(5,600)	Restaurant Brands International Inc	(388,920)

	Total Canada	(3,026,616)

	Denmark — (0.2)%
(1,619)	Coloplast A/S – Class B	(184,397)
(8,336)	Tryg A/S	(159,045)

	Total Denmark	(343,442)

	Finland — (0.1)%
(2,457)	Elisa Oyj	(120,617)
(361)	Kone Oyj – Class B	(16,421)

	Total Finland	(137,038)

	France — (0.8)%
(10,681)	Accor SA	(381,988)
(1,851)	Aeroports de Paris	(243,606)
(52)	Euronext NV	(3,754)
(20,306)	Getlink SE	(339,869)
(207)	Hermes International SCA	(425,734)
(248)	Sartorius Stedim Biotech	(70,335)

	Total France	(1,465,286)

Shares	Description	Value ($)

	Germany — (0.9)%
(392)	adidas AG	(78,232)
(9,195)	Delivery Hero SE*	(335,412)
(1,323)	Deutsche Boerse AG	(234,864)
(1,385)	MTU Aero Engines AG	(323,287)
(1,248)	Puma SE	(83,639)
(265)	Rational AG	(201,864)
(2,851)	Symrise AG	(297,202)
(98,860)	Telefonica Deutschland Holding AG	(187,948)
(2,716)	Zalando SE*	(84,428)

	Total Germany	(1,826,876)

	Ireland — (0.0)%
(433)	Flutter Entertainment Plc*	(78,847)

	Israel — (0.2)%
(2,500)	CyberArk Software Ltd*	(415,100)

	Italy — (0.7)%
(9,432)	Amplifon SPA	(306,289)
(1,278)	Ferrari NV (b)	(405,205)
(85)	Ferrari NV (b)	(27,008)
(25,221)	FinecoBank Banca Fineco SPA	(344,706)
(26,970)	Infrastrutture Wireless Italiane SPA	(333,683)

	Total Italy	(1,416,891)

	Japan — (2.6)%
(16,900)	Aeon Co Ltd	(350,239)
(14,700)	ANA Holdings Inc*	(331,854)
(11,000)	Asahi Intecc Co Ltd	(223,141)
(3,500)	GMO Payment Gateway Inc	(221,631)
(17,200)	Japan Airlines Co Ltd	(354,212)
(9,600)	Japan Exchange Group Inc	(167,498)
(4,900)	Keio Corp	(169,543)
(3,700)	Keisei Electric Railway Co Ltd	(141,680)
(1,300)	Kintetsu Group Holdings Co Ltd	(41,148)
(2,900)	Kobe Bussan Co Ltd	(72,251)
(2,600)	Lasertec Corp	(404,143)
(11,500)	M3 Inc	(229,227)
(20,300)	MonotaRO Co Ltd	(239,749)
(1,000)	Nidec Corp	(52,035)
(13,900)	Nippon Paint Holdings Co Ltd	(107,399)
(14,100)	Odakyu Electric Railway Co Ltd	(209,661)
(11,500)	Oriental Land Co Ltd	(414,244)
(81,900)	Rakuten Group Inc	(318,676)
(3,600)	Shiseido Co Ltd	(146,085)
(32,400)	SoftBank Corp	(371,586)
(5,000)	Tobu Railway Co Ltd	(137,071)
(17,500)	Tokyu Corp	(221,141)

	Total Japan	(4,924,214)

	Netherlands — (0.5)%
(381)	Adyen NV*	(318,143)
(1,023)	IMCD NV	(140,900)

7	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Netherlands — continued
(8,366)	Just Eat Takeaway.com NV*	(117,509)
(16,608)	Universal Music Group NV	(411,765)

	Total Netherlands	(988,317)

	New Zealand — (0.2)%
(4,977)	Xero Ltd*	(402,856)

	Peru — (0.2)%
(4,900)	Southern Copper Corp	(395,234)

	Singapore — (0.4)%
(88,584)	Grab Holdings Ltd – Class A*	(333,962)
(2,900,600)	Sembcorp Marine Ltd*	(310,932)
(28,300)	Singapore Exchange Ltd	(201,465)

	Total Singapore	(846,359)

	Spain — (0.4)%
(10,930)	Cellnex Telecom SA*	(418,023)
(13,142)	Ferrovial SE	(416,828)

	Total Spain	(834,851)

	Sweden — (0.2)%
(3,408)	Beijer Ref AB	(39,063)
(3,961)	EQT AB	(79,621)
(1,987)	Evolution AB	(214,908)
(4,819)	H & M Hennes & Mauritz AB – Class B	(73,577)

	Total Sweden	(407,169)

	Switzerland — (0.3)%
(6)	Chocoladefabriken Lindt & Spruengli AG	(71,716)
(156)	Partners Group Holding AG	(168,153)
(1,629)	Straumann Holding AG (Registered)	(246,288)

	Total Switzerland	(486,157)

	United Kingdom — (1.4)%
(2,364)	Admiral Group Plc	(74,475)
(36,828)	Auto Trader Group Plc	(282,414)
(18,955)	Hargreaves Lansdown Plc	(182,408)
(44,111)	Informa Plc	(407,563)
(5,268)	InterContinental Hotels Group Plc	(396,234)
(4,140)	London Stock Exchange Group Plc	(428,300)
(49,048)	M&G Plc	(118,468)
(1,284)	Prudential Plc	(15,638)
(168,517)	Rolls-Royce Holdings Plc*	(472,744)
(1,054)	Severn Trent Plc	(32,008)
(793)	Spirax-Sarco Engineering Plc	(101,620)
(14,611)	Wise Plc – Class A*	(118,268)

	Total United Kingdom	(2,630,140)

	United States — (22.1)%
(199)	AECOM	(17,462)
(19,660)	AES Corp. (The)	(352,504)

Shares	Description	Value ($)

	United States — continued
(2,000)	Alnylam Pharmaceuticals, Inc.*	(395,640)
(8,500)	Altria Group, Inc.	(375,870)
(1,000)	American Tower Corp. (REIT)	(181,320)
(4,259)	Ares Management Corp. – Class A	(440,551)
(2,100)	Arthur J Gallagher & Co.	(484,008)
(1,772)	Axon Enterprise, Inc.*	(377,277)
(3,251)	Bills Holdings, Inc.*	(374,840)
(383)	BioMarin Pharmaceutical, Inc.*	(34,999)
(4,200)	Bio-Techne Corp.	(329,280)
(2,100)	Boeing Co. (The)*	(470,463)
(2,567)	Broadcom, Inc.	(2,369,059)
(2,207)	Burlington Stores, Inc.*	(358,108)
(7,700)	Caesars Entertainment, Inc.*	(425,502)
(1,412)	Catalent, Inc.*	(70,558)
(5,500)	Ceridian HCM Holding, Inc.*	(398,860)
(10,914)	Charter Communications, Inc. – Class A*	(4,781,642)
(216)	Chipotle Mexican Grill, Inc.*	(416,154)
(9,786)	Clarivate Plc*	(72,710)
(6,113)	Cloudflare, Inc. – Class A*	(397,528)
(152)	CoStar Group, Inc.*	(12,462)
(800)	Crown Castle, Inc. (REIT)	(80,400)
(3,350)	Dexcom, Inc.*	(338,283)
(47,975)	EchoStar Corp. – Class A*	(833,805)
(503)	Ecolab, Inc.	(92,456)
(2,500)	Equity LifeStyle Properties, Inc. (REIT)	(167,400)
(100)	Erie Indemnity Co. – Class A	(27,873)
(3,993)	Essential Utilities, Inc.	(147,342)
(4,429)	Exact Sciences Corp.*	(370,574)
(24,404)	Exxon Mobil Corp.	(2,713,481)
(194)	Fair Isaac Corp.*	(175,490)
(1,625)	Fastenal Co.	(93,567)
(4,067)	Fortinet, Inc.*	(244,874)
(1,102)	Gartner, Inc.*	(385,347)
(1)	Globus Medical, Inc. – Class A* (e)	(54)
(5,649)	HEICO Corp.	(953,043)
(26)	Hershey Co. (The)	(5,586)
(2,857)	Hess Corp.	(441,406)
(816)	HubSpot, Inc.*	(445,960)
(541)	IDEXX Laboratories, Inc.*	(276,673)
(1,739)	Insulet Corp.*	(333,384)
(1,900)	IQVIA Holdings, Inc.*	(422,997)
(3,700)	Iron Mountain, Inc. (REIT)	(235,098)
(20,219)	Kimco Realty Corp.	(382,948)
(3,700)	Lamb Weston Holdings, Inc.	(360,417)
(1,349)	Lattice Semiconductor Corp.*	(131,204)
(136,383)	Liberty Global Plc – Class C*	(2,705,839)
(12,840)	Liberty Media Corp.-Liberty Formula One – Class C*	(883,264)
(303)	Liberty Media Corp.-Liberty Live – Class C*	(10,196)
(1,200)	Linde Plc	(464,448)
(4,544)	Live Nation Entertainment, Inc.*	(384,104)
(1,200)	MarketAxess Holdings, Inc.	(289,116)
(1,100)	Mastercard, Inc. – Class A	(453,904)

See accompanying notes to the financial statements.	8

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(171)	McKesson Corp.	(70,507)
(143)	MercadoLibre, Inc.*	(196,247)
(1,100)	MongoDB, Inc.*	(419,430)
(31)	Monolithic Power Systems, Inc.	(16,158)
(856)	Moody’s Corp.	(288,301)
(74)	Motorola Solutions, Inc.	(20,984)
(800)	MSCI, Inc.	(434,896)
(48,372)	Newmont Corp.	(1,906,824)
(13,100)	NiSource, Inc.	(350,556)
(11,091)	Novocure Ltd.*	(244,667)
(5,200)	Okta, Inc.*	(434,252)
(5,900)	ONEOK, Inc.	(384,680)
(23,699)	Palantir Technologies, Inc. – Class A*	(355,011)
(3,700)	Paychex, Inc.	(452,251)
(424)	Paylocity Holding Corp.*	(85,012)
(3,900)	Philip Morris International, Inc.	(374,634)
(961)	PTC, Inc.*	(141,430)
(1,603)	Repligen Corp.*	(278,778)
(8,216)	Rivian Automotive, Inc. – Class A*	(186,750)
(12,768)	ROBLOX Corp. – Class A*	(361,207)
(5,070)	Roku, Inc.*	(411,684)
(9,211)	Rollins, Inc.	(364,479)
(4,407)	Royal Caribbean Cruises Ltd.*	(436,029)
(486)	RPM International, Inc.	(48,474)
(417)	ServiceNow, Inc.*	(245,542)
(1,317)	Sherwin-Williams Co. (The)	(357,855)
(1,600)	Simon Property Group, Inc. (REIT)	(181,584)
(2,569)	Snowflake, Inc. – Class A*	(402,948)
(57,637)	Sovos Brands, Inc.*	(1,291,069)
(4,077)	Starbucks Corp.	(397,263)
(81)	Sysco Corp.	(5,642)

Shares	Description	Value ($)

	United States — continued
(1,802)	Tesla, Inc.*	(465,060)
(15,931)	Toast, Inc. – Class A*	(353,190)
(949)	Trade Desk, Inc. (The) – Class A*	(75,948)
(500)	TransDigm Group, Inc.*	(451,925)
(1,284)	Twilio, Inc. – Class A*	(81,804)
(13)	Uber Technologies, Inc.*	(614)
(4,200)	UDR, Inc. (REIT)	(167,580)
(1,500)	Vail Resorts, Inc.	(339,480)
(783)	Watsco, Inc.	(285,443)
(13,500)	Williams Cos., Inc. (The)	(466,155)
(7,660)	Wolfspeed, Inc.*	(366,301)
(918)	Zillow Group, Inc. – Class C*	(47,883)
(2,714)	Zscaler, Inc.*	(423,520)

	Total United States	(42,657,377)

	TOTAL COMMON STOCKS (PROCEEDS $64,481,127)	(65,119,422)

	PREFERRED STOCKS (g) — (0.2)%
	Germany — (0.2)%
(977)	Sartorius AG	(399,521)

	TOTAL PREFERRED STOCKS (PROCEEDS $429,279)	(399,521)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $64,910,406)	(65,518,943)

	Other Assets and Liabilities (net) — (18.0%)	(34,842,062)

	TOTAL NET ASSETS — 100.0%	$193,236,182

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/25/2023	BCLY	AUD	8,424,174	USD	5,760,998	298,527
11/08/2023	MSCI	AUD	6,182,772	USD	4,057,010	41,609
09/29/2023	CITI	CAD	560,000	USD	422,976	8,363
11/06/2023	JPM	CAD	3,100,376	USD	2,324,196	27,556
10/31/2023	BCLY	CHF	140,851	USD	161,864	1,454
10/31/2023	JPM	CHF	9,890,315	USD	11,613,306	349,605
10/12/2023	JPM	CHF	970,000	USD	1,105,528	3,046
09/29/2023	SSB	CHF	9,465,087	USD	11,073,386	330,577
10/31/2023	SSB	CHF	269,738	USD	308,950	1,756
10/02/2023	MSCI	CLP	220,000,000	USD	258,065	811
09/05/2023	JPM	COP	1,375,101,500	USD	336,457	288
09/05/2023	MSCI	COP	240,000,000	USD	59,761	1,088
10/17/2023	MSCI	CZK	4,170,976	USD	195,405	7,796
10/17/2023	BOA	EUR	29,000	USD	32,208	698

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/29/2023	BCLY	EUR	148,900	USD	166,076	4,431
10/31/2023	CITI	EUR	490,000	USD	536,544	3,784
10/31/2023	GS	EUR	520,000	USD	573,835	8,456
10/31/2023	JPM	EUR	720,000	USD	782,929	97
09/29/2023	JPM	EUR	372,701	USD	407,110	2,505
10/17/2023	MSCI	EUR	1,165,800	USD	1,307,527	40,839
10/31/2023	SSB	EUR	1,440,000	USD	1,585,853	20,189
09/29/2023	SSB	EUR	216,536	USD	236,059	987
09/14/2023	CITI	HUF	60,000,000	USD	171,126	832
09/14/2023	DB	HUF	80,000,000	USD	230,206	3,147
11/02/2023	MSCI	IDR	1,985,857,000	USD	131,169	889
11/29/2023	DB	ILS	667,605	USD	176,920	730
11/15/2023	MSCI	INR	6,000,000	USD	72,400	7
09/07/2023	BOA	JPY	627,000	USD	4,409	98

9	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/07/2023	CITI	JPY	478,640,010	USD	3,448,575	157,814
10/02/2023	MSCI	JPY	2,000,000,000	USD	14,018,054	212,372
09/07/2023	MSCI	JPY	248,084,850	USD	1,736,062	30,421
10/23/2023	MSCI	JPY	82,986,440	USD	574,848	93
11/02/2023	GS	KRW	150,000,000	USD	113,892	333
09/18/2023	UBSA	KRW	124,101,894	USD	98,420	4,705
10/03/2023	JPM	MXN	1,861,078	USD	110,710	2,097
09/25/2023	BOA	NOK	106,902	USD	10,413	351
10/17/2023	BCLY	NOK	4,500,000	USD	449,739	25,942
09/25/2023	BCLY	NOK	8,746,546	USD	870,173	46,951
09/25/2023	GS	NOK	3,412,771	USD	341,978	20,769
09/25/2023	JPM	NOK	1,774,035	USD	175,012	8,040
09/25/2023	MSCI	NOK	5,272,233	USD	523,596	27,376
09/29/2023	UBSA	NZD	88,653	USD	55,456	2,589
11/22/2023	DB	PLN	1,850,000	USD	450,517	3,703
11/22/2023	GS	PLN	300,000	USD	72,705	249
11/22/2023	MSCI	PLN	250,000	USD	60,684	303
09/27/2023	BCLY	RON	200,000	USD	44,125	251
10/10/2023	BCLY	SEK	12,944,479	USD	1,219,906	35,593
10/10/2023	CITI	SEK	4,300,000	USD	415,407	21,993
10/16/2023	JPM	SEK	1,585,907	USD	146,347	1,212
10/16/2023	SSB	SEK	6,587,261	USD	619,402	16,565
09/22/2023	BCLY	THB	4,800,000	USD	137,367	60
11/28/2023	MSCI	TWD	23,143,349	USD	734,709	4,002
09/25/2023	DB	USD	359,168	AUD	559,525	3,643
09/29/2023	BCLY	USD	243,248	CAD	330,000	1,078
09/18/2023	BCLY	USD	481,745	CAD	652,208	1,061
09/05/2023	JPM	USD	105,404	CLP	90,000,000	160
10/02/2023	MSCI	USD	225,946	CLP	194,096,500	1,018
09/05/2023	MSCI	USD	484,971	CLP	414,096,500	736
09/05/2023	JPM	USD	335,456	COP	1,375,101,500	713
09/05/2023	MSCI	USD	452,764	COP	1,855,101,500	751
10/17/2023	GS	USD	71,514	CZK	1,600,000	454
10/18/2023	DB	USD	289,510	GBP	230,000	1,898
11/02/2023	GS	USD	52,046	IDR	800,000,000	437
11/02/2023	SSB	USD	78,349	IDR	1,200,000,000	376
11/15/2023	MSCI	USD	193,850	INR	16,073,064	80
11/15/2023	SSB	USD	108,512	INR	9,000,000	78
10/17/2023	BCLY	USD	600,883	NOK	6,400,000	1,851
09/29/2023	BCLY	USD	455,392	NZD	764,562	541
09/29/2023	MSCI	USD	337,865	NZD	570,117	2,114
09/22/2023	BCLY	USD	132,355	PHP	7,500,000	148
10/10/2023	GS	USD	136,707	SEK	1,500,000	531
09/22/2023	MSCI	USD	151,218	THB	5,347,749	1,758
09/29/2023	GS	ZAR	1,200,000	USD	64,130	721
09/29/2023	MSCI	ZAR	6,600,000	USD	353,288	4,541
11/08/2023	BOA	AUD	590,000	USD	377,474	(5,701)
11/08/2023	MSCI	AUD	376,247	USD	243,637	(717)
11/08/2023	SSB	AUD	1,422,599	USD	920,553	(3,354)
10/03/2023	MSCI	BRL	170,858	USD	34,103	(244)
10/12/2023	SSB	CHF	4,437,275	USD	5,032,978	(10,335)
09/05/2023	JPM	CLP	160,000,000	USD	186,693	(977)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/05/2023	MSCI	CLP	848,193,000	USD	990,007	(4,864)
10/02/2023	MSCI	COP	880,000,000	USD	212,817	(308)
09/05/2023	MSCI	COP	1,615,101,500	USD	394,004	(838)
10/31/2023	CITI	EUR	660,000	USD	715,460	(2,136)
09/14/2023	DB	HUF	45,000,000	USD	126,694	(1,027)
11/15/2023	SSB	INR	4,000,000	USD	47,972	(290)
10/23/2023	DB	JPY	1,062,969,431	USD	7,337,956	(24,049)
10/23/2023	MSCI	JPY	325,347,892	USD	2,246,278	(7,045)
11/02/2023	BCLY	KRW	70,000,000	USD	52,363	(631)
11/02/2023	GS	KRW	100,000,000	USD	75,009	(697)
11/02/2023	JPM	KRW	110,000,000	USD	83,235	(41)
11/02/2023	SSB	KRW	220,000,000	USD	165,073	(1,479)
11/29/2023	CITI	NZD	610,000	USD	360,805	(3,002)
09/29/2023	DB	NZD	24,588	USD	14,642	(20)
11/29/2023	JPM	NZD	4,350,000	USD	2,577,688	(16,675)
11/28/2023	MSCI	PEN	80,000	USD	21,514	(24)
09/22/2023	MSCI	PHP	6,000,000	USD	105,953	(49)
11/22/2023	CITI	PLN	450,000	USD	108,364	(321)
09/27/2023	MSCI	RON	2,341,896	USD	513,641	(99)
11/22/2023	JPM	SGD	635,848	USD	470,684	(1,471)
11/22/2023	SSB	SGD	150,000	USD	111,004	(380)
09/22/2023	BCLY	THB	4,500,000	USD	127,388	(1,337)
09/22/2023	CITI	THB	2,400,000	USD	68,143	(511)
09/25/2023	JPM	USD	1,419,345	AUD	2,151,122	(24,497)
09/25/2023	MSCI	USD	1,134,745	AUD	1,660,283	(58,171)
09/25/2023	SSB	USD	212,244	AUD	324,661	(1,725)
10/03/2023	JPM	USD	2,166,320	BRL	10,364,324	(82,811)
10/03/2023	MSCI	USD	1,408,331	BRL	6,725,204	(56,384)
09/18/2023	BOA	USD	157,896	CAD	208,462	(3,579)
09/29/2023	BCLY	USD	681,060	CAD	910,000	(7,314)
09/18/2023	BCLY	USD	1,633,200	CAD	2,154,627	(38,207)
09/29/2023	JPM	USD	4,069,427	CAD	5,382,285	(84,486)
09/18/2023	JPM	USD	1,540,422	CAD	2,041,027	(29,526)
09/18/2023	MSCI	USD	882,782	CAD	1,162,270	(22,396)
10/31/2023	SSB	USD	20,119	CHF	17,524	(161)
10/31/2023	UBSA	USD	5,262	CHF	4,594	(30)
09/05/2023	JPM	USD	87,065	CLP	70,000,000	(4,959)
09/05/2023	MSCI	USD	530,629	CLP	434,096,500	(21,464)
10/02/2023	JPM	USD	333,682	COP	1,375,101,500	(648)
10/17/2023	GS	USD	162,378	CZK	3,600,000	(451)
09/29/2023	BCLY	USD	238,870	EUR	218,053	(2,151)
09/29/2023	DB	USD	279,775	EUR	254,150	(3,869)
10/17/2023	MSCI	USD	29,583	EUR	27,000	(247)
09/25/2023	JPM	USD	1,191,075	GBP	923,077	(21,610)
10/18/2023	JPM	USD	609,401	GBP	480,000	(1,246)
10/18/2023	MSCI	USD	4,523,455	GBP	3,450,000	(152,340)
09/25/2023	SSB	USD	5,251,041	GBP	4,065,737	(100,080)
09/14/2023	MSCI	USD	311,731	HUF	109,520,539	(886)
11/02/2023	SSB	USD	131,318	IDR	2,000,000,000	(110)
11/29/2023	CITI	USD	145,229	ILS	550,000	(77)
09/07/2023	BOA	USD	105,921	JPY	15,039,900	(2,518)
09/21/2023	BCLY	USD	2,859,349	JPY	414,915,155	(339)

See accompanying notes to the financial statements.	10

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Forward Currency Contracts — continued

						Net Unrealized
Settlement	Counter-	Currency		Currency		Appreciation
Date	party	Sold		Purchased		(Depreciation)($)

09/21/2023	SSB	USD	572,483	JPY	83,000,000	(564)
09/18/2023	MSCI	USD	277,199	KRW	356,197,056	(8,219)
11/02/2023	MSCI	USD	290,229	KRW	368,830,175	(11,004)
11/02/2023	SSB	USD	92,910	KRW	120,000,000	(2,063)
10/03/2023	BCLY	USD	1,451,849	MXN	24,515,929	(21,087)
10/18/2023	MSCI	USD	711,674	MXN	12,218,725	(521)
10/03/2023	MSCI	USD	1,453,787	MXN	24,515,929	(23,024)
10/17/2023	BCLY	USD	3,809,805	NOK	38,127,768	(219,041)
09/25/2023	BCLY	USD	1,513,481	NOK	15,892,041	(17,728)
10/24/2023	BCLY	USD	454,351	NOK	4,815,827	(728)
10/17/2023	DB	USD	294,923	NOK	3,100,000	(2,974)
10/24/2023	GS	USD	438,286	NOK	4,626,806	(2,467)
10/24/2023	SSB	USD	1,173,381	NOK	12,408,273	(4,593)

						Net Unrealized
Settlement	Counter-	Currency		Currency		Appreciation
Date	party	Sold		Purchased		(Depreciation)($)

09/25/2023	UBSA	USD	8,114,566	NOK	80,916,427	(498,742)
10/24/2023	UBSA	USD	7,664,863	NOK	80,916,427	(42,996)
09/29/2023	SSB	USD	110,600	NZD	181,556	(2,332)
09/27/2023	BCLY	USD	65,896	RON	300,000	(86)
09/27/2023	CITI	USD	89,580	RON	400,000	(1,832)
10/10/2023	BCLY	USD	1,484,029	SEK	15,500,000	(65,908)
10/16/2023	BCLY	USD	231,362	SEK	2,517,194	(999)
10/16/2023	SSB	USD	191,539	SEK	2,088,103	(445)
10/16/2023	UBSA	USD	260,188	SEK	2,835,752	(673)
09/29/2023	BCLY	USD	117,003	ZAR	2,200,000	(754)
09/29/2023	GS	USD	730,815	ZAR	12,888,921	(49,757)

						$19,196

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
97	CAC40 10 Euro	September 2023	7,688,210	(4,060)
11	CBOE Volatility Index(h)	September 2023	165,482	(26,631)
12	Coffee(h)	December 2023	695,250	6,928
407	Corn(h)	December 2023	9,732,387	(874,621)
19	Cotton(h)	December 2023	834,290	61,216
15	DAX Index	September 2023	6,495,794	(126,820)
11	E-mini Russell 2000 Index	September 2023	1,045,880	(29,332)
99	FTSE 100 Index	September 2023	9,338,867	(179,341)
19	FTSE MIB Index	September 2023	2,966,918	122,211
108	Iron Ore(h)	October 2023	1,232,928	104,304
6	Live Cattle Futures(h)	October 2023	433,980	(869)
76	MSCI Singapore	September 2023	1,596,367	29,339
10	NYMEX Platinum Futures(h)	October 2023	487,200	15,816
237	OMX Stockholm 30 Index	September 2023	4,729,504	(2,165)
27	RBOB Gasoline(h)	September 2023	2,909,731	(47,680)
92	Soybean(h)	November 2023	6,296,250	633,940
1	TOPIX Index	September 2023	159,762	(727)
13	U.S. Long Bond (CBT)	December 2023	1,581,937	20,992
1	U.S. Ultra Bond (CBT)	December 2023	129,469	2,477

			$58,520,206	$(295,023)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
8	Canadian Government Bond 10 Yr.	December 2023	706,394	(2,876)
53	Cocoa(h)	December 2023	1,928,140	(117,690)
29	Copper(h)	December 2023	2,770,950	(6,515)
62	Eurex Swiss Market New Index	September 2023	7,783,431	10,940
12	Euro Bund	September 2023	1,733,096	436
8	Euro Bund	December 2023	1,150,539	(4,592)
54	FTSE Taiwan Index	September 2023	3,086,534	(19,797)
19	Gold 100 OZ(h)	December 2023	3,735,210	58,837
19	Hang Seng Index	September 2023	2,214,164	(44,005)
63	IFSC NIFTY 50 Index	September 2023	2,450,574	(3,979)
20	KOSPI 200 Index	September 2023	1,265,290	26,282
8	Lean Hogs(h)	October 2023	264,160	(3,881)
50	Natural Gas(h)	September 2023	1,384,000	39,522
16	NY Harbor ULSD Futures(h)	September 2023	2,092,003	(20,982)
24	S&P 500 E-Mini	September 2023	5,419,200	(113,279)
49	S&P/TSX 60	September 2023	8,820,145	25,505
38	Silver(h)	December 2023	4,714,280	(309,658)
215	Soybean Oil(h)	December 2023	8,059,920	(161,342)
38	SPI 200 Futures	September 2023	4,452,563	(28,858)
37	Sugar(h)	September 2023	1,038,486	(1,833)
45	U.S. Treasury Note 10 Yr. (CBT)	December 2023	4,996,406	(35,285)
116	U.S. Treasury Note 2 Yr. (CBT)	December 2023	23,641,344	(65,493)
142	U.S. Treasury Note 5 Yr. (CBT)	December 2023	15,182,906	(103,189)
53	U.S. Treasury Ultra 10 Yr. (CBT)	December 2023	6,153,797	(82,105)
35	WCE Canola Futures(h)	November 2023	418,954	(15,183)
84	Wheat(h)	December 2023	2,528,400	264,903
44	WTI Crude(h)	September 2023	3,679,720	(141,982)

			$121,670,606	$(856,099)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

11	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount		Value ($)

Equity Options – Calls
Globus Medical, Inc.(e)	62.50	09/15/23	(142)	USD	(768,220)	(28,400)
Globus Medical, Inc.(e)	60.00	09/15/23	(84)	USD	(454,440)	(2,940)
Globus Medical, Inc.(e)	55.00	09/15/23	(80)	USD	(432,800)	(9,600)
Spirit Airlines, Inc.(e)	17.50	09/15/23	(679)	USD	(1,120,350)	(15,617)
Albertsons Cos., Inc.(e)	22.00	01/19/24	(72)	USD	(161,280)	(10,656)
Spirit Airlines, Inc.(e)	17.50	01/19/24	(530)	USD	(1,120,350)	(139,390)
Tower Semiconductor Ltd.(e)	32.00	01/19/24	(250)	USD	(742,500)	(50,000)
Silicon Motion Technology Corp.(e)	60.00	03/15/24	(158)	USD	(858,098)	(80,580)

			Total Equity Options – Calls			(337,183)

Index Options – Puts
S&P 500 Index	4,475.00	09/01/23	(8)	USD	(3,606,128)	(1,944)
S&P 500 Index	4,465.00	09/08/23	(8)	USD	(3,606,128)	(8,000)
S&P 500 Index	4,365.00	09/15/23	(8)	USD	(3,606,128)	(5,280)
S&P 500 Index	4,405.00	09/22/23	(8)	USD	(3,606,128)	(14,040)

			Total Index Options – Puts			(29,264)

Description	Counterparty	Exercise Rate	Expiration Date	Principal/ Notional Amount		Floating Rate Index	Pay/Receive Floating Rate	Value ($)

Written Options on Credit Default Swaps – Puts
CDX.NA.HYS.40	JPM	102.00%	09/20/23	USD	(26,915,000)	Fixed Spread	Pay	(86,963)
CDX.NA.HYS.40	JPM	101.00%	10/18/23	USD	(11,535,000)	Fixed Spread	Pay	(55,736)
CDX.NA.IGS.40	MSCI	85.00%	09/20/23	USD	(14,685,000)	Fixed Spread	Pay	(1,297)
CDX.NA.IGS.40	GS	95.00%	11/15/23	USD	(15,618,000)	Fixed Spread	Pay	(5,912)
CDX.NA.IGS.40	GS	85.00%	10/18/23	USD	(33,412,000)	Fixed Spread	Pay	(9,779)

				Total Written Options On Credit Default Swaps — Puts				(159,687)

						TOTAL WRITTEN OPTIONS
						(Premiums $1,091,889)		$(526,134)

Swap Contracts

Centrally Cleared Credit Default Swaps

					Maximum
					Potential
					Amount of
					Future
					Payments by
				Implied	the Fund		Periodic	Premiums		Net Unrealized
	Notional		Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	Amount		Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

Buy Protection^:
ITRAXX.XO.38.V1	EUR	4,455,000	5.00%	3.65%	N/A	12/20/2027	Quarterly	(91,065)	(233,356)	(142,291)
CDX.NA.HYS.40.V1	USD	9,761,000	5.00%	4.26%	N/A	06/20/2028	Quarterly	(193,239)	(276,305)	(83,066)
CDX.NA.IGS.40.V1	USD	75,681,000	1.00%	0.64%	N/A	06/20/2028	Quarterly	(802,192)	(1,177,521)	(375,329)
CDX.NA.HYS.39.V2	USD	4,410,450	5.00%	4.09%	N/A	12/20/2027	Quarterly	(88,179)	(139,983)	(51,804)

								$(1,174,675)	$(1,827,165)	$(652,490)

See accompanying notes to the financial statements.	12

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Credit Default Swaps

						Maximum
						Potential
						Amount of
						Future
						Payments by
					Implied	the Fund		Periodic	Premiums		Net Unrealized
	Counter-	Notional		Annual	Credit	Under the	Expiration	Payment	Paid/		Appreciation/
Reference Entity	party	Amount		Premium	Spread (1)	Contract (2)	Date	Frequency	(Received) ($)	Value ($)	(Depreciation) ($)

Buy Protection^:
CDX.NA.HYS.31	CITI	USD	1,631,000	5.00%	0.38%	N/A	12/20/2023	Quarterly	(6,361)	(22,841)	(16,480)
CDX.NA.HYS.31	CITI	USD	1,780,000	5.00%	0.38%	N/A	12/20/2023	Quarterly	18,334	(24,928)	(43,262)
CMBX.NA.BBB-.11	CGMI	USD	1,886,000	3.00%	9.66%	N/A	11/18/2054	Monthly	397,828	390,166	(7,662)
CMBX.NA.BBB-.9	MLCS	USD	2,640,000	3.00%	15.54%	N/A	09/17/2058	Monthly	212,244	560,588	348,344
CMBX.NA.BBB-.13	GS	USD	576,500	3.00%	9.52%	N/A	12/16/2072	Monthly	35,496	154,382	118,886
Sell Protection^:
CDX.NA.HYS.31.V14-5Y	CITI	USD	1,187,000	5.00%	0.05%	1,187,000 USD	12/20/2023	Quarterly	121,668	17,812	(103,856)
CDX.NA.HYS.31.V14-5Y	CITI	USD	3,560,000	5.00%	0.05%	3,560,000 USD	12/20/2023	Quarterly	238,520	53,422	(185,098)
CDX.NA.HYS.31.V15-5Y	CITI	USD	1,928,000	5.00%	0.05%	1,928,000 USD	12/20/2023	Quarterly	203,886	28,932	(174,954)
CDX.NA.HYS.33.V12-5Y	CITI	USD	4,388,727	5.00%	0.13%	4,388,727 USD	12/20/2024	Quarterly	756,836	268,662	(488,174)
ITRAXX.XO.38 35	JPM	EUR	8,019,000	5.00%	0.66%	8,019,000 EUR	12/20/2027	Quarterly	1,357,928	1,434,985	77,057
CMBX.NA.A.9	CGMI	USD	1,112,500	2.00%	6.98%	1,112,500 USD	09/17/2058	Monthly	(33,096)	(102,100)	(69,004)
CMBX.NA.A.9	CGMI	USD	1,780,000	2.00%	6.98%	1,780,000 USD	09/17/2058	Monthly	(44,602)	(163,360)	(118,758)
CMBX.NA.A.9	MLCS	USD	4,750,000	2.00%	6.98%	4,750,000 USD	09/17/2058	Monthly	9,294	(435,931)	(445,225)
CMBX.NA.AAA.10	GS	USD	4,610,000	0.50%	0.71%	4,610,000 USD	11/17/2059	Monthly	42,163	(26,514)	(68,677)
CMBX.NA.AAA.15	GS	USD	1,730,000	0.50%	0.94%	1,730,000 USD	11/18/2064	Monthly	(26,617)	(48,247)	(21,630)
CMBX.NA.AAA.14	CGMI	USD 11,125,000		0.50%	0.90%	11,125,000 USD	12/16/2072	Monthly	(218,419)	(132,272)	86,147

									$3,065,102	$1,952,756	$(1,112,346)

^

Buy Protection - Fund pays a premium and buys credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell Protection - Fund receives a premium and sells credit protection. If a credit event occurs the Fund will, depending on the terms of the particular swap contract, either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)

As of August 31, 2023, implied credit spreads in absolute terms, calculated using a model, and utilized in determining the market value of credit default swap contracts on the reference security, serve as an indicator of the current status of the payment/performance risk and reflect the likelihood or risk of default for the reference entity. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection. Wider (i.e. higher) credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

4.30%	3 Month AUD BBSW	AUD	5,000,000	09/20/2025	Quarterly	—	(13,233)	(13,233)
4.26%	3 Month AUD BBSW	AUD	22,466,000	09/20/2025	Quarterly	(386)	(48,489)	(48,103)
CAD - CORRA - OIS - COMPOUND	4.18%	CAD	8,445,000	09/20/2025	Annually	(7,160)	(71,850)	(64,690)
4.52%	CAD -CORRA -OIS - COMPOUND	CAD	2,500,000	09/20/2025	Annually	—	9,371	9,371

13	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

CHF - SARON - OIS - COMPOUND	1.80%	CHF	4,020,000	09/20/2025	Annually	(4,639)	4,254	8,893
CHF - SARON - OIS - COMPOUND	1.85%	CHF	2,000,000	09/20/2025	Annually	—	4,511	4,511
CHF - SARON - OIS - COMPOUND	1.87%	CHF	3,500,000	09/20/2025	Annually	—	9,463	9,463
CHF - SARON - OIS - COMPOUND	1.92%	CHF	2,500,000	09/20/2025	Annually	—	9,590	9,590
3.19%	EUR - EuroSTR -COMPOUND	EUR	7,005,000	09/20/2025	Annually	(1,529)	22,215	23,744
3.44%	EUR - EuroSTR -COMPOUND	EUR	2,500,000	09/20/2025	Annually	(124)	(5,090)	(4,966)
3.37%	EUR - EuroSTR - COMPOUND	EUR	2,500,000	09/20/2025	Annually	—	(1,366)	(1,366)
GBP - SONIA - COMPOUND	5.09%	GBP	3,477,000	09/20/2025	Annually	189	(31,592)	(31,781)
GBP - SONIA - COMPOUND	5.13%	GBP	2,000,000	09/20/2025	Annually	—	(16,193)	(16,193)
GBP - SONIA - COMPOUND	5.86%	GBP	2,500,000	09/20/2025	Annually	—	22,273	22,273
GBP - SONIA - COMPOUND	5.87%	GBP	2,000,000	09/20/2025	Annually	—	18,497	18,497
3.59%	3 Month SEK STIBOR	SEK	45,000,000	09/20/2025	Quarterly	—	27,042	27,042
3.82%	3 Month SEK STIBOR	SEK	35,000,000	09/20/2025	Quarterly	—	6,915	6,915
3.81%	3 Month SEK STIBOR	SEK	35,000,000	09/20/2025	Quarterly	—	7,612	7,612
3 Month SEK STIBOR	3.55%	SEK	147,131,000	09/20/2025	Quarterly	(3,774)	(99,063)	(95,289)
3 Month SEK STIBOR	3.92%	SEK	35,000,000	09/20/2025	Quarterly	1,421	(1,244)	(2,665)
USD - SOFR - COMPOUND	4.67%	USD	2,500,000	09/20/2025	Annually	—	(2,332)	(2,332)
USD - SOFR - COMPOUND	4.76%	USD	1,500,000	09/20/2025	Annually	—	908	908
4.12%	USD - SOFR - COMPOUND	USD	7,518,000	09/20/2025	Annually	(12,827)	86,251	99,078
4.03%	USD - SOFR - COMPOUND	USD	3,000,000	09/20/2025	Annually	—	39,230	39,230
4.47%	USD - SOFR - COMPOUND	USD	2,000,000	09/20/2025	Annually	—	9,773	9,773
6 Month AUD BBSW	4.29%	AUD	1,100,000	09/20/2033	Semi-Annually	—	(4,706)	(4,706)
6 Month AUD BBSW	4.42%	AUD	5,350,000	09/20/2033	Semi-Annually	(4,593)	13,434	18,027
6 Month AUD BBSW	4.55%	AUD	15,690,000	09/20/2033	Semi-Annually	(7,895)	153,076	160,971
6 Month AUD BBSW	4.60%	AUD	2,100,000	09/20/2033	Semi-Annually	—	25,615	25,615
CAD - CORRA - OIS - COMPOUND	3.40%	CAD	500,000	09/20/2033	Annually	—	(10,292)	(10,292)
CAD - CORRA - OIS - COMPOUND	3.73%	CAD	1,400,000	09/20/2033	Annually	—	(860)	(860)
3.38%	CAD - CORRA - OIS - COMPOUND	CAD	1,956,000	09/20/2033	Annually	(1,868)	42,005	43,873
3.58%	CAD - CORRA - OIS - COMPOUND	CAD	800,000	09/20/2033	Annually	—	7,788	7,788
3.61%	CAD - CORRA - OIS - COMPOUND	CAD	1,500,000	09/20/2033	Annually	—	11,648	11,648
CHF - SARON - OIS - COMPOUND	1.83%	CHF	5,651,000	09/20/2033	Annually	(20,326)	78,140	98,466
1.84%	CHF - SARON - OIS - COMPOUND	CHF	1,007,000	09/20/2033	Annually	2,850	(14,725)	(17,575)
1.88%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	09/20/2033	Annually	—	(18,913)	(18,913)
1.92%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	09/20/2033	Annually	—	(22,888)	(22,888)
1.73%	CHF - SARON - OIS - COMPOUND	CHF	900,000	09/20/2033	Annually	—	(2,708)	(2,708)
1.72%	CHF - SARON - OIS - COMPOUND	CHF	600,000	09/20/2033	Annually	—	(1,146)	(1,146)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	400,000	09/20/2033	Annually	—	(2,836)	(2,836)

See accompanying notes to the financial statements.	14

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

1.79%	CHF - SARON - OIS - COMPOUND	CHF	800,000	09/20/2033	Annually	—	(7,806)	(7,806)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	700,000	09/20/2033	Annually	—	(8,478)	(8,478)
1.83%	CHF - SARON - OIS - COMPOUND	CHF	1,000,000	09/20/2033	Annually	—	(13,053)	(13,053)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	900,000	09/20/2033	Annually	—	(13,773)	(13,773)
EUR - EuroSTR - COMPOUND	2.77%	EUR	1,614,000	09/20/2033	Annually	4,597	(10,233)	(14,830)
EUR - EuroSTR - COMPOUND	2.79%	EUR	500,000	09/20/2033	Annually	415	(2,065)	(2,480)
EUR - EuroSTR - COMPOUND	2.88%	EUR	600,000	09/20/2033	Annually	—	2,542	2,542
EUR - EuroSTR - COMPOUND	2.88%	EUR	600,000	09/20/2033	Annually	—	2,231	2,231
EUR - EuroSTR - COMPOUND	3.06%	EUR	900,000	09/20/2033	Annually	—	18,577	18,577
2.77%	EUR - EuroSTR - COMPOUND	EUR	3,818,000	09/20/2033	Annually	(9,162)	25,894	35,056
2.81%	EUR - EuroSTR - COMPOUND	EUR	800,000	09/20/2033	Annually	—	2,139	2,139
3.04%	EUR - EuroSTR - COMPOUND	EUR	1,100,000	09/20/2033	Annually	—	(20,482)	(20,482)
GBP - SONIA - COMPOUND	4.10%	GBP	2,205,000	09/20/2033	Annually	5,424	(43,465)	(48,889)
GBP - SONIA - COMPOUND	4.45%	GBP	900,000	09/20/2033	Annually	—	13,487	13,487
4.11%	GBP - SONIA - COMPOUND	GBP	676,000	09/20/2033	Annually	(2,250)	12,752	15,002
4.12%	GBP - SONIA - COMPOUND	GBP	500,000	09/20/2033	Annually	—	9,158	9,158
4.33%	GBP - SONIA - COMPOUND	GBP	1,000,000	09/20/2033	Annually	—	(3,071)	(3,071)
4.34%	GBP - SONIA - COMPOUND	GBP	800,000	09/20/2033	Annually	—	(3,135)	(3,135)
4.23%	GBP - SONIA - COMPOUND	GBP	600,000	09/20/2033	Annually	—	4,110	4,110
4.19%	GBP - SONIA - COMPOUND	GBP	900,000	09/20/2033	Annually	—	9,979	9,979
4.24%	GBP - SONIA - COMPOUND	GBP	1,200,000	09/20/2033	Annually	—	7,622	7,622
4.26%	GBP - SONIA - COMPOUND	GBP	500,000	09/20/2033	Annually	—	1,904	1,904
4.50%	3 Month NZD Bank Bill Rate	NZD	6,255,000	09/20/2033	Quarterly	(1,224)	61,109	62,333
3 Month NZD Bank Bill Rate	4.41%	NZD	1,400,000	09/20/2033	Quarterly	—	(19,704)	(19,704)
3 Month NZD Bank Bill Rate	4.49%	NZD	3,000,000	09/20/2033	Quarterly	—	(30,870)	(30,870)
3 Month SEK STIBOR	2.99%	SEK	10,000,000	09/20/2033	Quarterly	—	(14,848)	(14,848)
2.93%	3 Month SEK STIBOR	SEK	31,653,000	09/20/2033	Quarterly	3,335	59,756	56,421
3.02%	3 Month SEK STIBOR	SEK	9,000,000	09/20/2033	Quarterly	(261)	10,820	11,081
3.31%	3 Month SEK STIBOR	SEK	88,000,000	09/20/2033	Quarterly	9,968	(86,625)	(96,593)
3.34%	3 Month SEK STIBOR	SEK	6,000,000	09/20/2033	Quarterly	—	(7,514)	(7,514)
3 Month SEK STIBOR	3.01%	SEK	8,000,000	09/20/2033	Quarterly	—	(10,334)	(10,334)
3 Month SEK STIBOR	3.06%	SEK	7,000,000	09/20/2033	Quarterly	—	(6,583)	(6,583)
USD - SOFR - COMPOUND	3.35%	USD	600,000	09/20/2033	Annually	—	(21,827)	(21,827)
USD - SOFR - COMPOUND	3.43%	USD	500,000	09/20/2033	Annually	—	(15,052)	(15,052)
USD - SOFR - COMPOUND	3.45%	USD	1,695,000	09/20/2033	Annually	10,582	(49,009)	(59,591)
3.84%	USD - SOFR - COMPOUND	USD	600,000	09/20/2033	Annually	—	(2,019)	(2,019)
3.99%	USD - SOFR - COMPOUND	USD	400,000	09/20/2033	Annually	—	(6,235)	(6,235)

						$(39,237)	$85,984	$125,221

15	See accompanying notes to the financial statements.

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

SOFR	Total Return on iBoxx USD Liquid High Yield Index	JPM	USD	3,800,000	09/20/2023	Quarterly	(43)	94,552	94,595
Total Return on iBoxx USD Liquid High Yield Index	SOFR	JPM	USD	4,685,000	09/20/2023	Quarterly	(9)	(42,014)	(42,005)
Total Return on iBoxx USD Liquid High Yield Index	SOFR	MSCI	USD	3,560,000	09/20/2023	Quarterly	(39)	(30)	9
1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	1,324,194	12/15/2023	Monthly	—	11,410	11,410
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	1,556,955	12/15/2023	Monthly	—	(2,840)	(2,840)
1 Month Federal Funds Rate plus 0.03%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	3,441,439	04/30/2024	Monthly	—	(5,490)	(5,490)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	3,365,568	04/30/2024	Monthly	—	(18,242)	(18,242)
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	2,945,101	05/13/2024	Monthly	—	16,924	16,924
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	2,906,301	05/13/2024	Monthly	—	(15,026)	(15,026)
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	1,055,384	05/22/2024	Monthly	—	23,332	23,332
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	859,455	05/22/2024	Monthly	—	17,137	17,137
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	GS	USD	1,649,398	06/18/2024	Monthly	—	(4,138)	(4,138)
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	2,646,093	06/24/2024	Monthly	—	(57,585)	(57,585)

							$(91)	$17,990	$18,081

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	16

GMO Alternative Allocation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.
(c)	Investment valued using significant unobservable inputs (Note 2).
(d)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(e)	All or a portion of this investment is held in connection with one or more holdings within the Fund.
(f)	All or a portion of this security is out on loan (Note 2).
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	All or a portion of this security or derivative is owned by GMO Alternative Allocation SPC Ltd., which is a 100% owned subsidiary of GMO Alternative Allocation Fund.
(i)	The rate disclosed is the 7 day net yield as of August 31, 2023.
(j)	The rate shown represents yield-to-maturity.
(k)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(l)	The following table represents the individual long and/or short positions within the custom equity basket swap as of August 31, 2023:

Shares	Description	% of Equity Basket	Value ($)

(164,000)	Air China Ltd – Class H	4.5%	(121,396)
(95,600)	Airports Of Thailand PC NVDR	7.3%	(197,849)
(46,000)	Alibaba Health Information Technology Ltd	1.0%	(27,158)
(78,000)	China Molybdenum Co Ltd – Class H	1.7%	(46,532)
(36,000)	China Southern Airlines Co Ltd – Class H	0.7%	(19,124)
(100,000)	Genscript Biotech Corp	8.6%	(233,414)
(206,700)	Gulf Energy Development Pcl NVDR	10.5%	(283,221)
(376)	Hanmi Pharm Co Ltd	3.1%	(83,734)
(3,653)	Hotel Shilla Co Ltd	9.0%	(243,342)
(2,341)	Kakao Corp	3.1%	(84,960)
(139,000)	Kingdee International Software Group Co Ltd	7.9%	(214,771)
(7,405)	Korea Aerospace Industries Ltd	10.4%	(282,823)
(9,200)	Nongfu Spring Co Lttd – Class H	1.9%	(51,671)
(460)	POSCO Chemical Co Ltd	5.8%	(156,126)
(571)	Samsung Biologics Co Ltd	11.8%	(318,117)
(40,355)	Samsung Heavy Industries Co Ltd	9.9%	(268,724)
(350)	SK IE Technology Co Ltd	0.9%	(23,865)
(32,000)	Zijin Mining Group Co Ltd – Class H	1.9%	(50,123)

	TOTAL COMMON STOCKS		$(2,706,950)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

17	See accompanying notes to the financial statements.

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	74.9%
Debt Obligations	35.6
Short-Term Investments	5.6
Preferred Stocks	1.8
Investment Funds	0.3
Swap Contracts	0.1
Rights/Warrants	0.1
Loan Assignments	0.0	^
Loan Participations	0.0	^
Purchased Options	0.0	^
Forward Currency Contracts	(0.0	)^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.1)
Futures Contracts	(0.1)
Securities Sold Short	(19.5)
Other	1.3

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

United States	7.8%
Other Emerging	3.4	†
Australia	1.2
Euro Region	(0.7	)§
Other Developed	(1.8	)‡

	9.9%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

Japan	11.0%
United States	10.5
Other Developed	4.5	‡
United Kingdom	4.3
France	3.9
Other Emerging	2.8	†
China	2.6
South Korea	2.3
Taiwan	2.3
Brazil	2.0
India	1.9
Netherlands	1.5
Germany	1.4
South Africa	1.4
Spain	1.3
Italy	1.2
Sweden	1.1
Mexico	1.0

	57.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
^	Rounds to 0.0%.

18

GMO Benchmark-Free Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
9,912,780	GMO Emerging Country Debt Fund, Class VI	183,782,941
2,603,966	GMO High Yield Fund, Class VI	45,491,295
288,043,583	GMO Implementation Fund	3,649,512,196
8,534,102	GMO Opportunistic Income Fund, Class VI	209,341,516
1,201,196	GMO SGM Major Markets Fund, Class VI	28,180,047

	TOTAL MUTUAL FUNDS (COST $4,214,178,396)	4,116,307,995

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
3,855,113	State Street Institutional Treasury Money
	Market Fund – Premier Class, 5.22% (a)	3,855,113

	TOTAL SHORT-TERM INVESTMENTS (COST $3,855,113)	3,855,113

	TOTAL INVESTMENTS — 100.1% (Cost $4,218,033,509)	4,120,163,108
	Other Assets and Liabilities (net) — (0.1%)	(2,948,754)

	TOTAL NET ASSETS — 100.0%	$4,117,214,354

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

19	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	81.7%
Debt Obligations	30.8
Short-Term Investments	7.1
Preferred Stocks	2.2
Swap Contracts	0.1
Loan Assignments	0.1
Futures Contracts	0.1
Rights/Warrants	0.0	^
Investment Funds	0.0	^
Loan Participations	0.0	^
Forward Currency Contracts	0.0	^
Purchased Options	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.1)
Securities Sold Short	(18.8)
Other	(3.2)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

United States	10.6%
Other Emerging	4.1	†
Other Developed	(0.1	)‡
Euro Region	(0.2	)§

	14.4%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

Japan	12.9%
United States	9.6
Other Developed	5.1	‡
United Kingdom	3.7
Other Emerging	3.6	†
France	3.3
Taiwan	3.3
China	3.2
South Korea	3.0
India	2.7
Brazil	2.4
Canada	2.1
Netherlands	1.7
South Africa	1.7
Spain	1.6
Mexico	1.2
Switzerland	1.2
Italy	1.1
Australia	1.0

	64.4%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

20

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 78.4%

	Australia — 1.4%
61,183	Accent Group Ltd	80,931
4,848	Ampol Ltd	110,433
42,107	ANZ Group Holdings Ltd	687,486
17,872	Aurizon Holdings Ltd (a)	42,123
7,380	Austal Ltd	9,310
104,607	BHP Group Ltd (a)	3,007,255
134,385	BlueScope Steel Ltd	1,816,823
189,258	Brambles Ltd (a)	1,832,769
4,868	Brickworks Ltd	85,935
33,209	CSR Ltd	126,209
23,740	Dexus (REIT) (a)	118,631
135,202	Fortescue Metals Group Ltd (a)	1,861,378
285,264	GPT Group (The) (REIT) (a)	772,383
79,976	GrainCorp Ltd – Class A	376,678
95,164	Grange Resources Ltd	27,927
92,272	Helia Group Ltd	231,337
43,009	HomeCo Daily Needs (REIT) (a)	33,982
8,993	JB Hi-Fi Ltd	265,267
15,471	Lendlease Corp Ltd	77,905
8,334	McMillan Shakespeare Ltd	95,935
520,893	Mirvac Group (REIT) (a)	812,128
26,151	Nufarm Ltd	87,440
59,370	Perenti Ltd * (b)	40,672
21,540	Rio Tinto Ltd (a)	1,560,065
304,181	Scentre Group (REIT) (a)	539,179
24,820	Southern Cross Media Group Ltd	12,423
252,565	Stockland (REIT) (a)	689,792
32,339	Super Retail Group Ltd	270,744
4,621	Westpac Banking Corp	65,375

	Total Australia	15,738,515

	Austria — 0.1%
8,851	Erste Group Bank AG	315,749
15,576	OMV AG (b)	721,293
2,102	Raiffeisen Bank International AG *	30,170
737	Strabag SE	31,425

	Total Austria	1,098,637

	Belgium — 0.8%
62,758	Ageas SA/NV	2,495,903
7,968	Bekaert SA	377,815
722	Cie d’Entreprises CFE	6,314
12,432	KBC Group NV	815,665
452	Melexis NV (b)	42,624
963	Orange Belgium SA *	14,105
106,777	Proximus SADP	807,022
2,307	Sofina SA	518,308
15,038	Solvay SA	1,741,364
22,096	UCB SA	1,981,946

	Total Belgium	8,801,066

Shares	Description	Value ($)

	Brazil — 0.8%
1,872	Alupar Investimento SA	10,694
33,800	Ambev SA	94,464
188,583	Banco do Brasil SA	1,793,653
3,300	Banco Santander Brasil SA	18,066
63,187	BB Seguridade Participacoes SA	387,642
7,700	Cia Energetica de Minas Gerais	30,616
16,117	CPFL Energia SA	111,145
37,700	EDP - Energias do Brasil SA *	183,321
70,027	Enauta Participacoes SA	221,873
10,800	Engie Brasil Energia SA	91,860
32,402	Itau Unibanco Holding SA	152,521
112,440	JBS SA	417,786
29,400	Lojas Renner SA	95,169
1,500	Odontoprev SA	3,132
146,300	Petroleo Brasileiro SA Sponsored ADR	2,055,515
43,100	Ser Educacional SA *	53,787
7,467	Telefonica Brasil SA ADR (a)	63,022
697,733	TIM SA	2,030,338
10,100	TIM SA ADR	148,066
3,538	Transmissora Alianca de Energia Eletrica SA	24,434
137,490	Ultrapar Participacoes SA	504,199
7,852	Vale SA	103,191

	Total Brazil	8,594,494

	Canada — 2.9%
2,600	Algoma Steel Group Inc	19,896
24,900	Alimentation Couche-Tard Inc (a)	1,302,127
14,500	ARC Resources Ltd	221,170
47,324	B2Gold Corp	146,231
6,094	Bank of Montreal	524,632
17,259	Bank of Nova Scotia (The)	818,767
7,426	Brookfield Asset Management Ltd –Class A (a)	256,568
30,833	Brookfield Corp – Class A (a)	1,051,714
306	BRP Inc	23,354
6,700	Canaccord Genuity Group Inc	42,197
13,524	Canadian Imperial Bank of Commerce	535,686
4,807	Canadian Solar Inc *	134,644
14,000	Canadian Tire Corp Ltd – Class A (b)	1,660,894
6,700	Canfor Corp *	103,039
3,700	Cascades Inc (b)	34,804
45,300	Celestica Inc * (b) (c)	1,056,061
13,897	Celestica Inc * (c)	323,939
743	CGI Inc * (a)	77,376
15,700	China Gold International Resources Corp Ltd	65,710
2,903	Cogeco Inc (b)	107,423
2,900	DREAM Unlimited Corp – Class A	45,608
34,600	Dundee Precious Metals Inc	223,292
3,500	Empire Co Ltd – Class A (b)	91,178
3,900	Enerflex Ltd (b)	24,072
600	EQB Inc	34,543
300	Fairfax Financial Holdings Ltd (b)	247,396

21	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
25,800	Finning International Inc (b)	810,164
1,600	George Weston Ltd	177,442
3,142	Gildan Activewear Inc	93,694
18,700	Great-West Lifeco Inc (a)	537,390
900	Hydro One Ltd (a)	23,392
8,700	iA Financial Corp Inc	545,810
7,900	Imperial Oil Ltd (b) (c)	448,614
5,707	Imperial Oil Ltd (c)	325,071
9,700	Interfor Corp * (b)	163,677
6,585	International Petroleum Corp *	62,031
1,100	Linamar Corp (b)	57,727
22,500	Magna International Inc (b)	1,323,490
108,200	Manulife Financial Corp (a) (c)	2,000,323
80,083	Manulife Financial Corp (a) (c)	1,479,934
10,300	Martinrea International Inc	104,128
1,227	Methanex Corp	52,209
20,146	Nutrien Ltd (a) (c)	1,275,645
19,400	Nutrien Ltd (a) (c)	1,228,868
12,300	OceanaGold Corp	26,581
16,800	Onex Corp	1,038,064
2,393	Open Text Corp (a)	96,342
16,500	Parex Resources Inc	312,245
35,900	Power Corp of Canada	980,395
48,200	Quebecor Inc – Class B (b)	1,101,908
7,900	Resolute Forest Products Inc * (d)	15,800
4,600	Rogers Sugar Inc	19,575
13,700	Russel Metals Inc (b)	407,492
5,900	Sleep Country Canada Holdings Inc (b)	108,027
2,300	Spin Master Corp (b)	61,194
10,800	Stella-Jones Inc	524,254
13,832	Sun Life Financial Inc (a)	674,725
12,300	Suncor Energy Inc (b)	416,645
52,100	Teck Resources Ltd – Class B (c)	2,154,639
23,442	Teck Resources Ltd – Class B (a) (c)	968,623
4,495	Teekay Tankers Ltd – Class A	182,857
13,172	Toronto-Dominion Bank (The)	803,624
7,000	Tourmaline Oil Corp (b)	358,962
1,200	Wajax Corp	24,973
22,200	West Fraser Timber Co Ltd (b) (c)	1,678,144
4,227	West Fraser Timber Co Ltd (c)	319,561

	Total Canada	32,156,560

	Chile — 0.1%
242,540	Cencosud SA	519,181
37,376	Cencosud Shopping SA	62,690
1,696,576	Colbun SA	266,178
28,340	Empresas CMPC SA	51,457
7,664	Enel Chile SA ADR	25,291
142,381	Falabella SA	350,723
28,643	Inversiones La Construccion SA	181,017

	Total Chile	1,456,537

Shares	Description	Value ($)

	China — 3.1%
116,000	361 Degrees International Ltd	61,038
449,500	3SBio Inc	375,904
6,932,000	Agricultural Bank of China Ltd – Class H	2,375,974
103,169	Alibaba Group Holding Ltd *	1,197,393
449,000	BAIC Motor Corp Ltd – Class H	124,146
810,000	Bank of China Ltd – Class H	274,523
426,091	Bank of Communications Co Ltd – Class H	243,873
87,000	Beijing Enterprises Holdings Ltd	325,945
214,000	China BlueChemical Ltd – Class H	53,179
2,561,000	China Cinda Asset Management Co Ltd – Class H	251,143
404,000	China Communications Services Corp Ltd – Class H	181,885
168,500	China Conch Venture Holdings Ltd	165,557
6,704,000	China Construction Bank Corp – Class H	3,586,981
116,000	China Dongxiang Group Co Ltd	3,987
780,000	China Energy Engineering Corp Ltd – Class H	90,377
601,000	China Everbright Environment Group Ltd	218,922
1,058,000	China Greenfresh Group Co Ltd * (e)	—
206,500	China Hongqiao Group Ltd (b)	205,555
294,000	China Lesso Group Holdings Ltd	161,689
233,645	China Medical System Holdings Ltd	336,510
236,000	China Overseas Grand Oceans Group Ltd	92,462
299,500	China Overseas Land & Investment Ltd	631,372
4,432,000	China Petroleum & Chemical Corp – Class H	2,591,417
2,237,042	China Railway Group Ltd – Class H	1,183,463
693,000	China Reinsurance Group Corp – Class H	45,011
654,500	China Resources Pharmaceutical Group Ltd	436,908
24,000	China Shineway Pharmaceutical Group Ltd	23,701
322,000	China State Construction International Holdings Ltd	358,142
72,000	China Traditional Chinese Medicine Holdings Co Ltd	28,145
1,776,400	China Zhongwang Holdings Ltd * (e)	—
1,181,000	CITIC Ltd	1,172,024
358,000	COSCO Shipping Holdings Co Ltd – Class H	367,123
630,000	CRRC Corp Ltd – Class H	310,194
1,444,000	CSPC Pharmaceutical Group Ltd	1,085,322
846,000	Dongfeng Motor Group Co Ltd – Class H	310,330
116,000	Dongyue Group Ltd	99,539
5,200	ENN Energy Holdings Ltd	40,797
35,000	Fosun International Ltd	21,878
219,000	Fufeng Group Ltd	116,330
46,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	129,015
409,000	Haier Smart Home Co Ltd – Class H	1,266,787
7,000	Hisense Home Appliances Group Co Ltd – Class H	18,475
99,750	Kingboard Holdings Ltd	226,357
93,800	Legend Holdings Corp – Class H	83,847
2,364,000	Lenovo Group Ltd	2,672,090

See accompanying notes to the financial statements.	22

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	China — continued
30,281	Livzon Pharmaceutical Group Inc – Class H	96,121
249,000	Lonking Holdings Ltd	44,402
147,500	Luye Pharma Group Ltd * (b)	54,164
593,000	Metallurgical Corp of China Ltd – Class H	129,253
23,500	NetDragon Websoft Holdings Ltd	45,547
141,000	Nexteer Automotive Group Ltd	90,740
2,974,000	PetroChina Co Ltd – Class H	2,145,342
1,978,000	PICC Property & Casualty Co Ltd – Class H	2,274,618
177,000	Ping An Insurance Group Co of China Ltd – Class H	1,059,725
245,000	Poly Property Group Co Ltd	56,891
248,300	Shanghai Pharmaceuticals Holding Co Ltd – Class H	408,240
124,000	Shougang Fushan Resources Group Ltd	35,734
616,000	Sino-Ocean Group Holding Ltd *	28,651
147,500	Sinopec Engineering Group Co Ltd – Class H	68,262
400,000	Sinopharm Group Co Ltd – Class H	1,160,769
300,000	Sinotruk Hong Kong Ltd	556,739
350,000	Skyworth Group Ltd	128,063
58,000	SSY Group Ltd	30,874
151,000	TCL Electronics Holdings Ltd * (b)	59,040
44,670	Tencent Holdings Ltd	1,851,140
28,000	Tianjin Port Development Holdings Ltd	1,960
164,000	Tianneng Power International Ltd (b)	174,708
42,400	Tongcheng-Elong Holdings Ltd *	95,021
148,000	Yadea Group Holdings Ltd	284,552

	Total China	34,425,866

	Colombia — 0.0%
13,360	Ecopetrol SA Sponsored ADR	156,045

	Czech Republic — 0.0%
55,773	Moneta Money Bank AS	207,749
212	Philip Morris CR AS	166,129

	Total Czech Republic	373,878

	Denmark — 0.7%
433	AP Moller – Maersk A/S – Class A (a)	773,805
1,014	AP Moller – Maersk A/S – Class B (a)	1,840,779
69,525	Danske Bank A/S	1,560,581
44,805	H Lundbeck A/S	226,968
7,240	ISS A/S	128,514
857	Matas A/S	13,255
24,191	Pandora A/S	2,505,178
1,288	Rockwool A/S – B Shares	328,723
2,359	Scandinavian Tobacco Group A/S	35,831

	Total Denmark	7,413,634

	Egypt — 0.1%
19,325	Abou Kir Fertilizers & Chemical Industries	33,039
172,573	Commercial International Bank Egypt SAE	318,328

Shares	Description	Value ($)

	Egypt — continued
249,818	Eastern Co SAE	164,296
24,934	Misr Fertilizers Production Co SAE	192,686

	Total Egypt	708,349

	Finland — 0.5%
10,767	Kemira Oyj	170,421
22,816	Neste Oyj	834,679
629,358	Nokia Oyj	2,516,845
116,766	Outokumpu Oyj	543,994
75,711	Stora Enso Oyj – R Shares	962,860
980	TietoEVRY Oyj (a)	23,961
27,206	UPM-Kymmene Oyj	931,058
1,264	Valmet Oyj	32,142

	Total Finland	6,015,960

	France — 3.9%
20,586	ALD SA (a)	199,004
8,819	APERAM SA	249,527
59,802	ArcelorMittal SA	1,588,616
5,688	Arkema SA	594,391
47,942	AXA SA (a)	1,440,412
470	Axway Software SA (a)	12,077
1,768	Beneteau SA	26,881
40,591	BNP Paribas SA	2,624,924
599	Boiron SA	33,713
52,380	Cie de Saint-Gobain SA	3,407,431
39,624	Cie Generale des Etablissements Michelin SCA	1,239,675
32,381	Coface SA	433,472
7,661	Credit Agricole SA	96,569
4,187	Derichebourg SA	22,857
24,505	Elis SA	467,678
5,667	Etablissements Maurel et Prom SA	27,105
52	HEXAOM *	862
12,898	Ipsen SA	1,670,863
7,970	IPSOS	398,846
1,716	Kering SA (a)	917,597
1,915	LVMH Moet Hennessy Louis Vuitton SE (a)	1,619,434
890	Mersen SA	40,448
3,149	Metropole Television SA	43,147
80,692	Orange SA (a)	905,902
31,096	Publicis Groupe SA	2,426,358
7,323	Quadient SA	150,793
31,970	Renault SA	1,289,966
27,886	Rexel SA	653,844
1,304	Rothschild & Co	54,624
13,560	Safran SA (a)	2,173,196
33,399	Sanofi	3,557,125
3,971	SMCP SA *	25,822
3,386	Societe BIC SA	216,418
112,277	Societe Generale SA	3,180,938
34,732	STMicroelectronics NV	1,641,434

23	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	France — continued
30,971	Technip Energies NV	716,782
43,773	Television Francaise 1	355,068
108,702	TotalEnergies SE (a)	6,818,756
12,681	Valeo SE	246,497
124,668	Vivendi SE	1,135,459

	Total France	42,704,511

	Germany — 1.2%
4,034	1&1 AG	59,932
109	Amadeus Fire AG	13,300
1,599	Aurubis AG	132,219
25,017	Bayer AG (Registered)	1,368,744
15,657	Bayerische Motoren Werke AG	1,646,789
9,737	Beiersdorf AG (a)	1,274,916
5,814	Continental AG	431,272
20,198	Deutz AG	94,767
141	Draegerwerk AG & Co KGaA	5,809
1,126	Elmos Semiconductor SE	81,394
31,244	Fresenius SE & Co KGaA (a)	1,001,658
1,621	Hamburger Hafen und Logistik AG	17,819
4,590	Heidelberg Materials AG	369,066
6,744	Henkel AG & Co KGaA (a)	466,066
427	Hornbach Holding AG & Co KGaA	33,578
1,847	HUGO BOSS AG	139,043
25,970	Kloeckner & Co SE	221,684
942	Krones AG	102,004
46,634	Mercedes-Benz Group AG (a)	3,412,433
56,212	ProSiebenSat.1 Media SE	445,561
1,106	RTL Group SA *	40,858
3,875	SAF-Holland SE	48,250
3,939	Salzgitter AG	115,896
1,641	Siemens AG (Registered) (a)	246,529
1,585	Siltronic AG	126,365
9,605	Suedzucker AG	154,945
8,362	Talanx AG *	562,121
686	Volkswagen AG	98,033

	Total Germany	12,711,051

	Greece — 0.1%
12,055	FF Group * (e)	—
14,100	Jumbo SA	435,540
15,172	Mytilineos SA	615,303
3,294	OPAP SA	55,621
5,900	Terna Energy SA	106,201

	Total Greece	1,212,665

	Hong Kong — 0.7%
104,400	ASMPT Ltd	1,044,721
26,600	Bank of East Asia Ltd (The)	37,883
95,500	BOC Hong Kong Holdings Ltd	265,327
29,000	Chow Sang Sang Holdings International Ltd	34,700
272,000	CITIC Telecom International Holdings Ltd	105,726

Shares	Description	Value ($)

	Hong Kong — continued
43,500	CK Asset Holdings Ltd	240,023
68,000	CK Hutchison Holdings Ltd	370,600
22,400	Dah Sing Financial Holdings Ltd	49,223
108,000	E-Commodities Holdings Ltd	19,380
214,000	First Pacific Co Ltd	91,106
116,573	Galaxy Entertainment Group Ltd *	770,513
104,000	Giordano International Ltd	39,905
34,500	Health & Happiness H&H International Holdings Ltd	44,951
14,000	Henderson Land Development Co Ltd	38,446
212,000	HKT Trust & HKT Ltd – Class SS	225,921
206,000	IGG Inc *	96,604
66,500	Johnson Electric Holdings Ltd	89,049
50,000	K Wah International Holdings Ltd	15,043
9,500	Kerry Logistics Network Ltd	8,925
68,500	Kerry Properties Ltd	126,572
31,800	Luk Fook Holdings International Ltd	78,798
38,000	New World Development Co Ltd	80,688
64,000	NWS Holdings Ltd	72,873
26,500	Orient Overseas International Ltd (a)	355,399
140,000	Pacific Basin Shipping Ltd	37,913
160,000	Pacific Textiles Holdings Ltd	34,045
234,000	Shun Tak Holdings Ltd *	32,761
98,000	SITC International Holdings Co Ltd	182,781
42,000	SmarTone Telecommunications Holdings Ltd	23,405
32,000	Sun Hung Kai Properties Ltd (a)	360,213
110,000	Swire Pacific Ltd – Class A	906,992
13,800	Swire Properties Ltd	28,839
28,000	Techtronic Industries Co Ltd	276,155
49,500	Texhong International Group Ltd	26,487
46,000	Texwinca Holdings Ltd	6,908
200,000	VSTECS Holdings Ltd	103,976
29,800	VTech Holdings Ltd	181,914
1,664,500	WH Group Ltd	857,209
36,000	Xinyi Glass Holdings Ltd	53,107
71,000	Yue Yuen Industrial Holdings Ltd	88,980

	Total Hong Kong	7,504,061

	Hungary — 0.3%
34,909	MOL Hungarian Oil & Gas Plc	263,983
53,491	OTP Bank Nyrt	2,181,221
18,704	Richter Gedeon Nyrt	468,337

	Total Hungary	2,913,541

	India — 2.7%
13,771	ACC Ltd	333,645
22,203	Apollo Tyres Ltd	104,044
42,762	Arvind Ltd	90,585
122	AU Small Finance Bank Ltd	1,063
24,692	Aurobindo Pharma Ltd	247,765
385	Bajaj Auto Ltd	21,420
7,274	Bandhan Bank Ltd	20,169

See accompanying notes to the financial statements.	24

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued
9,617	Cochin Shipyard Ltd	105,111
2,218	Colgate-Palmolive India Ltd	51,847
3,518	Coromandel International Ltd	46,376
191	Cummins India Ltd	3,922
2,077	Deepak Fertilisers & Petrochemicals Corp Ltd	15,191
9,928	Dhampur Bio Organics Ltd	19,746
2,992	Dr Reddy’s Laboratories Ltd	202,833
8,714	Dr Reddy’s Laboratories Ltd ADR	592,378
25,437	Engineers India Ltd	47,410
94,060	Exide Industries Ltd	303,993
1,326,421	GAIL India Ltd	1,846,856
4,013	GHCL Ltd	30,281
4,013	GHCL Textiles Ltd * (d)	3,694
36,752	Glenmark Pharmaceuticals Ltd	340,968
4,212	Great Eastern Shipping Co Ltd (The)	38,851
718	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	5,279
166,029	Gujarat State Fertilizers & Chemicals Ltd	352,360
64,369	HCL Technologies Ltd	912,820
38,112	HDFC Bank Ltd	724,236
15,538	HDFC Bank Ltd ADR	968,173
206,394	Hindalco Industries Ltd	1,147,477
1	Hindustan Aeronautics Ltd	47
34,735	Hindustan Petroleum Corp Ltd *	104,036
17,007	Hindustan Zinc Ltd	65,353
191,710	Indiabulls Housing Finance Ltd *	458,127
151,367	Indian Oil Corp Ltd	162,622
37,696	Infosys Ltd	653,718
17,800	Infosys Ltd Sponsored ADR (a)	309,186
84,119	IRCON International Ltd	115,804
809,759	ITC Ltd	4,296,535
14,776	Jio Financial Services Ltd *	42,836
83,713	Karnataka Bank Ltd (The)	224,181
4,676	L&T Finance Holdings Ltd	7,054
39,139	Mahindra & Mahindra Ltd	745,262
81,506	Manappuram Finance Ltd	151,788
4,122	Muthoot Finance Ltd	62,703
182,203	National Aluminium Co Ltd	206,922
61,090	NBCC India Ltd	37,997
26,883	NCC Ltd	55,967
476,705	NMDC Ltd	708,794
129,776	NMDC Steel Ltd *	88,669
244,971	NTPC Ltd	648,339
2,095,746	Oil & Natural Gas Corp Ltd	4,400,536
26,420	Oil India Ltd	86,925
869	Oracle Financial Services Software Ltd	43,063
108,799	Petronet LNG Ltd	282,763
423,629	Power Finance Corp Ltd	1,320,446
2,286	Rajesh Exports Ltd	13,798
24,064	Rashtriya Chemicals & Fertilizers Ltd	35,350
600,014	REC Ltd	1,723,550
41,191	Redington Ltd	78,188
14,776	Reliance Industries Ltd	429,436

Shares	Description	Value ($)

	India — continued
6,490	RITES Ltd	39,176
410	Shriram Finance Ltd	9,527
60,511	Sun Pharmaceutical Industries Ltd	812,370
21,574	Sun TV Network Ltd	160,937
4,576	Tata Consultancy Services Ltd	185,578
781,636	Tata Steel Ltd	1,165,779
19,615	Vardhman Textiles Ltd *	92,577
110,645	Vedanta Ltd	309,898
8,866	Welspun Corp Ltd	35,004
8,613	Wipro Ltd	42,587
54,109	Zydus Lifesciences Ltd	408,436

	Total India	29,400,357

	Indonesia — 0.4%
984,400	AKR Corporindo Tbk PT	90,443
411,700	Aneka Tambang Tbk	53,711
1,603,700	Astra International Tbk PT	678,533
2,659,400	Bank Central Asia Tbk PT	1,600,973
1,201,192	Bank Mandiri Persero Tbk PT	474,997
548,400	Bank Negara Indonesia Persero Tbk PT	330,250
2,588,500	Bank Pembangunan Daerah Jawa Timur Tbk PT	111,335
2,310,000	Bank Rakyat Indonesia Persero Tbk PT	841,524
492,700	Global Mediacom Tbk PT *	9,896
530,200	Indofood Sukses Makmur Tbk PT	247,033
2,482,700	Kalbe Farma Tbk PT	295,370
2,116,700	Media Nusantara Citra Tbk PT	72,961
1,026,800	Perusahaan Gas Negara Tbk PT	92,633

	Total Indonesia	4,899,659

	Ireland — 0.4%
9,210	AIB Group Plc	41,920
152,358	Bank of Ireland Group Plc	1,517,146
7,337	CRH Plc	422,124
12,774	Glanbia Plc	212,335
1,187	Kingspan Group Plc	100,295
15,644	Origin Enterprises Plc	55,634
9,611	Permanent TSB Group Holdings Plc *	21,798
16,307	Ryanair Holdings Plc Sponsored ADR * (a)	1,618,470
19,169	Smurfit Kappa Group Plc	804,149

	Total Ireland	4,793,871

	Israel — 0.2%
1,265	Check Point Software Technologies Ltd *	170,256
87,044	Oil Refineries Ltd	28,348
14,260	Teva Pharmaceutical Industries Ltd *	138,718
180,580	Teva Pharmaceutical Industries Ltd Sponsored ADR *	1,762,461

	Total Israel	2,099,783

	Italy — 1.6%
13,898	Anima Holding SPA	57,136
37,768	Assicurazioni Generali SPA (a)	782,288

25	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Italy — continued
17,128	Banca IFIS SPA	300,604
491,192	Banco BPM SPA	2,343,599
244,278	BPER Banca	735,588
15,729	CIR SPA-Compagnie Industriali *	6,733
22,116	Credito Emiliano SPA	184,726
200,699	Eni SPA	3,103,209
900	Eni SPA Sponsored ADR	27,864
6,234	Esprinet SPA	39,214
100,299	Intesa Sanpaolo SPA	267,839
125,299	Leonardo SPA	1,803,424
17,431	Mediobanca Banca di Credito Finanziario SPA	227,554
72,418	MFE-MediaForEurope NV – Class A	36,645
23,573	OVS SPA	58,932
28,928	Piaggio & C SPA	110,397
11,533	Poste Italiane SPA	128,027
204,648	Stellantis NV	3,798,932
3,613,805	Telecom Italia SPA * (b)	1,121,117
4,075	Tenaris SA ADR	130,115
27,887	UniCredit SPA	679,414
2,017	Unieuro SPA (b)	22,519
225,749	Unipol Gruppo SPA	1,257,004

	Total Italy	17,222,880

	Japan — 14.9%
5,100	Aichi Corp	33,384
1,000	Amada Co Ltd (b)	10,583
59,100	Amano Corp	1,288,249
3,400	AOKI Holdings Inc	24,362
1,900	Asahi Group Holdings Ltd (a)	73,920
2,700	Asahi Kasei Corp	17,428
22,900	Astellas Pharma Inc	346,485
6,800	Bandai Namco Holdings Inc	157,742
3,600	Bando Chemical Industries Ltd	37,943
11,700	Bridgestone Corp (a)	454,261
24,800	Brother Industries Ltd	419,704
32,000	Canon Inc (a)	787,650
4,400	Canon Marketing Japan Inc	115,442
2,900	Central Glass Co Ltd	58,363
1,600	Chiyoda Integre Co Ltd	30,727
26,400	Chugoku Marine Paints Ltd	258,404
69,400	Citizen Watch Co Ltd (b)	425,054
152,100	Credit Saison Co Ltd	2,377,299
1,100	Dai Nippon Toryo Co Ltd	7,307
42,800	Daicel Corp	357,288
1,500	Dai-Dan Co Ltd	30,743
5,400	Daido Steel Co Ltd (b)	223,218
1,300	Daiichi Jitsugyo Co Ltd	47,662
1,100	Daito Trust Construction Co Ltd	121,313
17,500	Daiwa House Industry Co Ltd	486,076
155,000	Daiwabo Holdings Co Ltd	3,141,842
154,800	Denka Co Ltd (b)	2,917,961
1,600	DTS Corp (a)	35,426
62,900	EXEO Group Inc	1,338,220

Shares	Description	Value ($)

	Japan — continued
115,200	Fuji Corp	1,899,009
12,600	Fuji Media Holdings Inc	131,540
50,200	FUJIFILM Holdings Corp	2,966,641
2,200	Fujitsu Ltd (a)	274,982
142,200	H.U. Group Holdings Inc	2,571,590
4,200	Hanwa Co Ltd	133,601
94,100	Haseko Corp (b)	1,168,329
24,500	Hitachi Construction Machinery Co Ltd	761,807
9,600	Hitachi Ltd (a)	638,037
52,100	Hogy Medical Co Ltd	1,143,143
63,900	Honda Motor Co Ltd (a)	2,065,016
10,838	Honda Motor Co Ltd Sponsored ADR (a)	350,392
4,200	Horiba Ltd	218,363
9,000	Hosiden Corp	111,931
30,200	Idemitsu Kosan Co Ltd	642,847
12,300	Inabata & Co Ltd	267,389
300,200	Inpex Corp	4,203,949
21,200	Isuzu Motors Ltd	271,393
107,000	ITOCHU Corp (a) (b)	4,015,637
500	Itochu-Shokuhin Co Ltd	21,037
8,000	Itoki Corp	76,034
17,200	J Front Retailing Co Ltd (b)	181,140
4,500	Jaccs Co Ltd	156,506
1,200	Japan Aviation Electronics Industry Ltd	25,263
15,300	Japan Petroleum Exploration Co Ltd	503,174
20,400	Japan Post Holdings Co Ltd (a)	156,400
129,800	Japan Tobacco Inc (a)	2,842,137
6,300	Kaga Electronics Co Ltd	285,907
59,300	Kajima Corp	990,473
3,500	Kamei Corp	35,305
10,500	Kandenko Co Ltd	96,193
200,100	Kanematsu Corp	2,816,584
7,700	Kao Corp	297,433
34,600	Kawasaki Kisen Kaisha Ltd (a)	1,159,486
74,800	KDDI Corp (a)	2,223,611
164,500	Kirin Holdings Co Ltd	2,309,456
22,900	Komatsu Ltd (a)	651,693
521	Komeri Co Ltd	11,001
61,000	Konoike Transport Co Ltd	854,055
117,100	K’s Holdings Corp	1,079,432
3,000	Kyokuto Kaihatsu Kogyo Co Ltd	37,317
51,300	Kyudenko Corp	1,578,539
1,400	Lawson Inc (b)	66,823
1,600	Life Corp	39,893
7,900	Macnica Holdings Inc	369,630
207,600	Macromill Inc	1,047,532
170,000	Mandom Corp	1,676,396
95,600	Marubeni Corp (a)	1,561,970
87,600	Maruichi Steel Tube Ltd	2,276,472
1,000	Maruzen Showa Unyu Co Ltd	27,170
1,300	Matsuda Sangyo Co Ltd	20,055
95,200	Maxell Ltd	1,031,768
93,000	Mazda Motor Corp	968,959
1,100	Melco Holdings Inc	24,261

See accompanying notes to the financial statements.	26

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
25,400	Mirarth Holdings Inc	81,582
42,900	Mitsubishi Corp (a)	2,116,039
246,800	Mitsubishi Electric Corp (a)	3,215,328
42,500	Mitsubishi Motors Corp	166,240
1,800	Mitsubishi Research Institute Inc (a)	62,007
490,200	Mitsubishi UFJ Financial Group Inc	3,910,658
46,300	Mitsui & Co Ltd (a)	1,724,458
3,100	Mitsui DM Sugar Holdings Co Ltd	63,584
67,000	Mitsui OSK Lines Ltd (a)	1,855,293
3,800	Mitsui-Soko Holdings Co Ltd	108,301
11,100	MIXI Inc	185,269
69,000	Mizuho Financial Group Inc	1,137,052
45,900	Morinaga & Co Ltd	1,668,118
28,900	MS&AD Insurance Group Holdings Inc	1,037,846
49,300	NEC Corp (a)	2,598,646
96,900	NH Foods Ltd	3,006,200
6,900	Nichias Corp	144,314
2,200	Nichiha Corp	47,143
5,200	Nichireki Co Ltd	74,370
2,000	Nippon Densetsu Kogyo Co Ltd	29,290
6,100	Nippon Soda Co Ltd	225,609
17,900	Nippon Steel Corp (a)	423,305
916,500	Nippon Telegraph & Telephone Corp (a)	1,058,223
14,500	Nippon Television Holdings Inc	135,093
108,200	Nippon Yusen KK (a)	2,878,595
92,900	Nissan Motor Co Ltd	395,031
900	Nisshin Oillio Group Ltd (The)	25,817
1,500	Nissin Corp	26,558
5,800	Niterra Co Ltd	134,598
600	Nittetsu Mining Co Ltd	21,019
3,600	Nitto Denko Corp (a) (b)	245,601
9,100	Nojima Corp	79,876
4,100	Nomura Real Estate Holdings Inc	103,170
1,600	Noritake Co Ltd	66,195
109,500	Obayashi Corp	991,714
3,800	Okamura Corp	56,647
400	Omron Corp (b)	19,301
17,200	Ono Pharmaceutical Co Ltd	324,941
18,100	ORIX Corp (a)	337,469
2,400	Osaka Soda Co Ltd	114,981
19,400	Otsuka Holdings Co Ltd	737,039
136,200	Pacific Industrial Co Ltd	1,332,871
14,400	PAL GROUP Holdings Co Ltd	203,096
107,700	Panasonic Holdings Corp (a)	1,239,632
197,700	Penta-Ocean Construction Co Ltd	1,174,995
2,200	Prima Meat Packers Ltd	38,234
6,900	Renesas Electronics Corp * (a)	114,952
500	Restar Holdings Corp	8,287
10,000	Ricoh Co Ltd	81,464
700	Rohm Co Ltd	58,385
800	Roland DG Corp	18,997
1,800	Ryobi Ltd (b)	35,002
15,600	San-A Co Ltd	526,215
2,900	Sangetsu Corp	60,109

Shares	Description	Value ($)

	Japan — continued
8,800	Sanki Engineering Co Ltd	97,371
3,200	Sankyo Co Ltd	139,353
69,100	Sankyu Inc	2,409,212
3,800	Santen Pharmaceutical Co Ltd	35,267
22,300	Sanwa Holdings Corp	339,326
25,500	Secom Co Ltd (a)	1,784,688
72,500	Seiko Epson Corp	1,135,234
25,500	Sekisui Chemical Co Ltd	391,103
143,500	Sekisui House Ltd	2,924,443
2,900	Sekisui Jushi Corp	50,063
5,800	Shimamura Co Ltd	597,828
74,800	Shimizu Corp	503,250
24,500	Shionogi & Co Ltd	1,076,023
2,100	Shizuoka Gas Co Ltd (a)	14,743
800	Sinanen Holdings Co Ltd	22,026
1,500	Sinko Industries Ltd	20,744
13,600	SKY Perfect JSAT Holdings Inc	61,826
104,960	Sojitz Corp (b)	2,255,024
3,300	Sompo Holdings Inc	143,608
136,800	Stanley Electric Co Ltd	2,399,865
1,200	Star Micronics Co Ltd	15,484
57,500	Subaru Corp	1,105,344
190,000	SUMCO Corp	2,537,591
52,600	Sumitomo Chemical Co Ltd	145,614
109,200	Sumitomo Corp	2,245,851
13,800	Sumitomo Electric Industries Ltd	168,944
78,900	Sumitomo Forestry Co Ltd	2,220,337
2,800	Sumitomo Heavy Industries Ltd	70,082
74,000	Sumitomo Mitsui Financial Group Inc	3,383,018
67,700	Sumitomo Mitsui Trust Holdings Inc	2,535,961
800	Sumitomo Seika Chemicals Co Ltd	24,830
5,100	Suzuki Motor Corp	200,391
205,300	T&D Holdings Inc	3,253,886
25,400	Taisei Corp	854,862
200	Takasago Thermal Engineering Co Ltd	4,023
2,000	Tamron Co Ltd	61,750
2,900	TBS Holdings Inc	51,264
26,200	TDK Corp	953,604
144,600	Teijin Ltd	1,468,273
136,000	THK Co Ltd	2,483,664
5,500	Toho Holdings Co Ltd (b)	110,062
215,300	Tokai Carbon Co Ltd	1,700,491
94,000	Tokyo Gas Co Ltd (a)	2,175,212
43,800	Tokyo Seimitsu Co Ltd	2,412,246
68,300	Toppan Inc (a)	1,649,848
152,400	Tosei Corp	1,917,479
64,300	Tosoh Corp	832,029
5,300	Toyo Construction Co Ltd	40,351
1,600	Toyo Ink SC Holdings Co Ltd	24,922
18,000	Toyota Industries Corp	1,270,952
28,300	Toyota Tsusho Corp	1,684,660
3,700	TV Asahi Holdings Corp	42,079
4,100	Wacoal Holdings Corp	90,170
9,100	YAMABIKO Corp	91,972

27	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
123,400	Yamaha Motor Co Ltd	3,193,131
5,300	Yamazen Corp	41,539
2,800	Yellow Hat Ltd	36,277
57,600	Yokogawa Bridge Holdings Corp	1,091,360
2,900	Yuasa Trading Co Ltd	85,115
49,400	Zenkoku Hosho Co Ltd	1,711,510

	Total Japan	163,870,691

	Kuwait — 0.0%
12,821	Humansoft Holding Co KSC	134,209

	Malaysia — 0.1%
74,400	AMMB Holdings Bhd	59,853
40,100	Hartalega Holdings Bhd	16,889
39,400	IOI Corp Bhd	34,232
116,300	Kossan Rubber Industries Bhd	32,339
93,700	KPJ Healthcare Bhd	23,457
54,600	MISC Bhd	84,641
140,900	Petronas Chemicals Group Bhd	216,230
28,800	PPB Group Bhd	97,562
107,700	Telekom Malaysia Bhd	118,460
612,100	Top Glove Corp Bhd *	100,979

	Total Malaysia	784,642

	Mexico — 1.2%
124,453	Arca Continental SAB de CV	1,215,297
63,400	Banco del Bajio SA	199,602
7,021	Cemex SAB de CV Sponsored ADR*	55,957
4,845	Coca-Cola Femsa SAB de CV Sponsored ADR	410,565
495,200	Credito Real SAB de CV SOFOM ER * (e)	—
28,310	El Puerto de Liverpool SAB de CV – Class C1	176,065
196,524	Fomento Economico Mexicano SAB de CV	2,200,313
2,461	Fomento Economico Mexicano SAB de CV Sponsored ADR	276,912
35,200	Gentera SAB de CV	42,879
5,339	Grupo Aeroportuario del Centro Norte SAB de CV	61,921
400	Grupo Aeroportuario del Centro Norte SAB de CV ADR	37,040
10,788	Grupo Aeroportuario del Sureste SAB de CV – Class B	293,672
524	Grupo Aeroportuario del Sureste SAB de CV ADR	142,675
14,700	Grupo Bimbo SAB de CV – Series A	72,325
470,436	Grupo Financiero Banorte SAB de CV – Class O	3,993,208
403,388	Grupo Mexico SAB de CV – Series B	1,928,162
36,600	Qualitas Controladora SAB de CV	287,940
16,500	Regional SAB de CV	121,564
8,151	Unifin Financiera SAB de CV * (e)	—
301,423	Wal-Mart de Mexico SAB de CV	1,188,332

	Total Mexico	12,704,429

Shares	Description	Value ($)

	Netherlands — 2.1%
155,421	ABN AMRO Bank NV CVA GDR	2,286,228
337,063	Aegon NV (b)	1,727,445
5,333	AerCap Holdings NV *	328,086
2,034	Akzo Nobel NV (a)	165,127
4,117	ASR Nederland NV	180,014
52,207	EXOR NV	4,620,162
9,049	ForFarmers NV (b)	24,015
41,188	ING Groep NV	583,593
35,666	JDE Peet’s NV (b)	992,744
122,447	Koninklijke Ahold Delhaize NV (a)	4,005,242
124,283	Koninklijke Philips NV * (a)	2,792,835
14,347	Koninklijke Vopak NV	517,263
49,699	NN Group NV (b)	1,913,188
25,544	Randstad NV (a)	1,499,052
23,035	Signify NV	651,138
11,652	TomTom NV * (a)	92,468
4,376	Van Lanschot Kempen NV	129,583

	Total Netherlands	22,508,183

	New Zealand — 0.0%
83,962	Meridian Energy Ltd (a)	268,579

	Norway — 0.5%
18,759	BW LPG Ltd	227,272
11,602	DNB Bank ASA	229,331
168,264	Elkem ASA	347,475
124,698	Equinor ASA (a)	3,829,627
47,115	Europris ASA	268,119
23,601	Hoegh Autoliners ASA	164,479
18,539	Odfjell Drilling Ltd *	62,982
3,159	Selvaag Bolig ASA	8,830
4,613	Stolt-Nielsen Ltd	114,708
24,753	Wallenius Wilhelmsen ASA	200,228

	Total Norway	5,453,051

	Pakistan — 0.0%
48,525	Oil & Gas Development Co Ltd	14,909
108,203	Pakistan Petroleum Ltd	23,441

	Total Pakistan	38,350

	Panama — 0.0%
297,879	BAC Holding International Corp	15,584

	Philippines — 0.0%
233,080	Megaworld Corp	8,190

	Poland — 0.4%
5,274	Asseco Poland SA	93,687
37,173	Bank Polska Kasa Opieki SA	970,440
2,969	Budimex SA	323,014
30,033	Cyfrowy Polsat SA	98,697
15,419	Orange Polska SA	26,743
140,540	ORLEN SA	2,145,605

See accompanying notes to the financial statements.	28

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Poland — continued
21,746	PGE Polska Grupa Energetyczna SA *	44,638
35,043	Powszechny Zaklad Ubezpieczen SA	350,950
613	Santander Bank Polska SA *	55,151

	Total Poland	4,108,925

	Portugal — 0.1%
120,207	EDP – Energias de Portugal SA	547,675
43,766	Navigator Co SA (The)	160,142
521,625	Sonae SGPS SA	549,497

	Total Portugal	1,257,314

	Qatar — 0.0%
70,560	Ooredoo QPSC	209,363
3,634	Qatar Gas Transport Co Ltd	3,699
14,520	Qatar National Cement Co QSC	13,952

	Total Qatar	227,014

	Russia — 0.0%
3,038,020	Alrosa PJSC * (e) (f)	25,797
10,190	Detsky Mir PJSC * (e)	73
160,792,062	Federal Grid Co Unified Energy System PJSC * (e)	2,210
68,395	Fix Price Group Plc GDR* (e)	1,531
180,610	Gazprom Neft PJSC (e)	12,283
2,050,858	Gazprom PJSC * (e)	38,102
7,736	Globaltrans Investment Plc Sponsored GDR (Registered) * (e)	260
6,310,100	Inter RAO UES PJSC (e)	2,758
19,776	LSR Group PJSC (e)	1,543
1	LSR Group PJSC GDR (Registered) * (e)	—
74,944	LUKOIL PJSC (e)	53,389
423	Magnit PJSC (e)	268
1,863,335	Magnitogorsk Iron & Steel Works PJSC * (e) (f)	10,807
25,400	Mechel PJSC * (e)	547
4,554	MMC Norilsk Nickel PJSC * (e)	8,005
1	MMC Norilsk Nickel PJSC ADR * (e)	—
16,770	Mobile TeleSystems PJSC (e)	497
20,400	Mobile TeleSystems PJSC ADR* (e)	1,207
361,420	Moscow Exchange MICEX-RTS PJSC (e)	6,491
3,294,000	Mosenergo PJSC (e)	1,046
75,720	Novatek PJSC (e)	13,325
1,212,010	Novolipetsk Steel PJSC * (e)	25,559
3,466	PhosAgro PJSC (e)	2,642
67	PhosAgro PJSC GDR * (e) (f)	17
10,215	Polyus PJSC * (e) (f)	12,435
1	Polyus PJSC GDR (Registered) * (e) (f)	1
5,248	Ros Agro Plc GDR (Registered) * (e)	678
24,471,200	RusHydro PJSC (e)	2,529
3,677,652	Sberbank of Russia PJSC (e) (f)	101,613
425	Severstal PAO * (e) (f)	63
91,185	Severstal PJSC GDR (Registered) * (e) (f)	13,496
11,580	SFI PJSC * (e)	658

Shares	Description	Value ($)

	Russia — continued
5,940,620	Surgutneftegas PJSC (e)	19,422
332,388	Tatneft PJSC (e)	20,451
1,300,440	Unipro PJSC * (e)	324
50,950	United Co Rusal International PJSC * (e)	223
8,456	X5 Retail Group NV GDR (Registered) * (e)	879

	Total Russia	381,129

	Saudi Arabia — 0.2%
20,844	Almarai Co JSC	352,026
3,465	Co for Cooperative Insurance (The)	107,110
85,105	Emaar Economic City *	190,829
4,013	Etihad Etisalat Co	48,277
23,344	Jarir Marketing Co	91,852
4,026	Saudi Basic Industries Corp	94,817
82,481	Saudi Telecom Co	875,238

	Total Saudi Arabia	1,760,149

	Singapore — 0.6%
26,700	AIMS APAC (REIT)	24,889
39,000	Bumitama Agri Ltd	15,861
265,400	ComfortDelGro Corp Ltd	249,186
20,735	DBS Group Holdings Ltd	510,364
35,500	First Real Estate Investment Trust (b)	6,696
84,500	First Resources Ltd	96,791
1,013,400	Golden Agri-Resources Ltd	187,291
159,400	Japfa Ltd	27,706
281,000	Keppel Corp Ltd	1,441,580
73,300	Oversea-Chinese Banking Corp Ltd	680,100
40,900	Sasseur Real Estate Investment Trust	21,172
41,100	Sembcorp Industries Ltd	162,628
37,700	Sheng Siong Group Ltd	42,390
74,700	StarHub Ltd	56,355
22,500	United Overseas Bank Ltd	472,666
6,200	UOL Group Ltd	30,439
17,200	Venture Corp Ltd	166,712
37,700	Wilmar International Ltd	105,382
110,999	Yangzijiang Financial Holding Ltd (b)	29,949
1,622,599	Yangzijiang Shipbuilding Holdings Ltd	2,027,854
134,400	Yanlord Land Group Ltd *	67,089

	Total Singapore	6,423,100

	South Africa — 1.6%
222,717	Absa Group Ltd	2,147,331
9,322	African Rainbow Minerals Ltd	88,033
43,268	Anglo American Platinum Ltd	1,508,941
16,389	AngloGold Ashanti Ltd Sponsored ADR	278,613
29,816	Aspen Pharmacare Holdings Ltd	272,033
9,346	Astral Foods Ltd	84,610
46,951	AVI Ltd	179,640
26,342	Barloworld Ltd	118,152
1,582	Bid Corp Ltd	35,522
47,683	Bidvest Group Ltd (The)	719,423

29	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
466	Capitec Bank Holdings Ltd	39,082
8,620	Clicks Group Ltd	124,798
7,300	DRDGOLD Ltd Sponsored ADR	74,606
499,471	FirstRand Ltd	1,940,652
83,822	Foschini Group Ltd (The)	462,636
34,466	Gold Fields Ltd Sponsored ADR	435,306
234,115	Impala Platinum Holdings Ltd	1,205,254
37,005	Investec Ltd	217,094
60,507	Kumba Iron Ore Ltd	1,324,998
17,129	Lewis Group Ltd	33,762
10,032	Metair Investments Ltd *	9,839
32,649	Motus Holdings Ltd	175,323
71,980	Mr Price Group Ltd	503,773
22,078	MTN Group Ltd	140,397
52,600	MultiChoice Group	218,546
2,138	Naspers Ltd – N Shares	362,892
45,212	Nedbank Group Ltd	517,524
14,456	Ninety One Ltd	30,574
291,452	Old Mutual Ltd	195,197
76,723	Pepkor Holdings Ltd	66,167
25,065	Pick n Pay Stores Ltd	46,277
8,062	Raubex Group Ltd	11,035
3,872	Remgro Ltd	32,474
20,426	Reunert Ltd	64,869
257,788	RMB Holdings Ltd	6,546
47,894	Sanlam Ltd	172,178
183,803	Sappi Ltd	389,631
16,274	Shoprite Holdings Ltd	227,124
311,146	Sibanye Stillwater Ltd	469,469
110,273	Sibanye Stillwater Ltd ADR	667,152
15,815	SPAR Group Ltd (The)	86,322
35,859	Tiger Brands Ltd	309,739
209,332	Truworths International Ltd	803,378
43,815	Vodacom Group Ltd	249,916
199,764	Woolworths Holdings Ltd	785,073
37,545	Zeda Ltd *	23,614

	Total South Africa	17,855,515

	South Korea — 2.8%
407	BGF retail Co Ltd	48,124
69,146	BNK Financial Group Inc	356,446
11,193	Cheil Worldwide Inc	159,556
4,640	CJ Corp	246,788
9,260	Coway Co Ltd	302,367
10,450	Daou Data Corp	117,312
3,404	DB Insurance Co Ltd	210,222
49,509	Dongwon Development Co Ltd	129,159
13,998	E-MART Inc	780,613
2,329	Fila Holdings Corp	66,687
17,177	GS Holdings Corp	487,533
1,832	GS Retail Co Ltd	32,760
28,506	Hana Financial Group Inc	851,834
1,994	Handsome Co Ltd	28,601

Shares	Description	Value ($)

	South Korea — continued
22,521	Hankook Tire & Technology Co Ltd	659,215
25,723	HDC Hyundai Development Co-Engineering & Construction	200,604
53,144	Humasis Co Ltd *	100,984
183	Hyundai Department Store Co Ltd	9,600
4,986	Hyundai Glovis Co Ltd	650,132
874	Hyundai Home Shopping Network Corp	28,833
9,849	Hyundai Mobis Co Ltd	1,719,487
619	Hyundai Motor Co	88,445
3,096	Industrial Bank of Korea	25,187
1,388	INTOPS Co Ltd	30,994
25,673	JB Financial Group Co Ltd	188,408
1,733	KB Financial Group Inc ADR	69,961
2,746	KC Co Ltd	36,440
75	KCC Corp	12,381
1,095	KCC Glass Corp	34,654
70,100	Kia Corp	4,249,043
564	KIWOOM Securities Co Ltd	44,018
187	Korea Investment Holdings Co Ltd	7,346
20,967	KT Skylife Co Ltd	100,695
67,749	KT&G Corp	4,451,195
4,274	Kumho Petrochemical Co Ltd	402,978
2,360	LF Corp	26,014
7,326	LG Corp	454,492
33,268	LG Electronics Inc	2,475,855
6,660	LOTTE Fine Chemical Co Ltd	304,026
9,056	LX International Corp	207,643
7,480	Mirae Asset Securities Co Ltd	37,649
687	NH Investment & Securities Co Ltd	5,349
80	NongShim Co Ltd	27,727
1,972	Orion Corp	181,616
1,287	POSCO Holdings Inc	562,732
27,109	POSCO Holdings Inc Sponsored ADR (a)	2,975,484
2,741	PSK Inc	38,793
62,034	Samsung Electronics Co Ltd	3,137,447
560	Samsung Electronics Co Ltd GDR (Registered) (a)	705,817
49	Samyang Foods Co Ltd	7,199
7,823	SD Biosensor Inc	73,990
10,771	SK Networks Co Ltd	58,716
23,447	SK Square Co Ltd *	798,836
1,986	SL Corp	53,704
115,886	Woori Financial Group Inc	1,042,572
12,429	Woori Technology Investment Co Ltd *	32,882
4,938	Youngone Corp	200,412

	Total South Korea	30,337,557

	Spain — 1.9%
130,509	Acerinox SA	1,310,620
22,724	Amadeus IT Group SA (a)	1,559,172
17,671	Atresmedia Corp de Medios de Comunicacion SA	70,197
709,871	Banco Bilbao Vizcaya Argentaria SA	5,600,804
2,496,139	Banco de Sabadell SA	2,886,936

See accompanying notes to the financial statements.	30

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Spain — continued
1,002,086	Banco Santander SA	3,911,751
18,156	Cia de Distribucion Integral Logista Holdings SA	492,030
596	Grupo Catalana Occidente SA	19,765
68,337	Industria de Diseno Textil SA (a)	2,618,083
13,089	Prosegur Cia de Seguridad SA	22,842
131,445	Repsol SA	2,031,627

	Total Spain	20,523,827

	Sweden — 0.7%
19,484	Betsson AB – Class B* (a)	218,011
36,684	Fabege AB (b)	313,983
193,706	Fastighets AB Balder – B Shares* (b)	925,841
19,479	Investor AB – B Shares (a)	374,928
3,854	JM AB	50,738
61,439	Kinnevik AB – Class B* (b)	721,432
48,529	Nordea Bank Abp	531,648
1,476	Peab AB – Class B	5,990
11,683	Skandinaviska Enskilda Banken AB –Class A	135,448
25,714	Skanska AB – B Shares	376,414
190,166	SSAB AB – A Shares	1,090,864
38,967	SSAB AB – B Shares	215,667
13,784	Svenska Cellulosa AB SCA – Class B	183,492
98,017	Svenska Handelsbanken AB – A Shares	817,859
246,870	Telefonaktiebolaget LM Ericsson – B Shares	1,266,933
4,640	Volvo AB – A Shares	94,906
20,405	Volvo AB – B Shares (a)	411,234
24,175	Volvo Car AB – Class B*	91,784

	Total Sweden	7,827,172

	Switzerland — 1.4%
2,320	ABB Ltd (Registered) (a)	88,225
56,182	Adecco Group AG (Registered) (a)	2,416,674
393	Bobst Group SA (Registered)	31,588
314	Cembra Money Bank AG	22,862
556	Galenica AG	44,124
1,751	Holcim Ltd (a)	115,794
33,603	Logitech International SA (Registered) (c)	2,324,740
911	Logitech International SA (Registered) (c)	62,695
2,157	Mobilezone Holding AG (Registered)	33,650
13,239	Novartis AG (Registered) (a)	1,332,396
24,609	Novartis AG Sponsored ADR	2,472,712
1,009	Roche Holding AG	314,463
18,105	Roche Holding AG – Genusschein (a)	5,313,604
260	Swiss Life Holding AG (Registered)	162,829
284	Swisscom AG (Registered) (a)	172,924
1,974	u-blox Holding AG	175,974
5,147	UBS Group AG (Registered) (a)	136,327
134	Zurich Insurance Group AG (a)	62,832

	Total Switzerland	15,284,413

Shares	Description	Value ($)

	Taiwan — 3.4%
114,560	Acer Inc	131,352
3,414	Acter Group Corp Ltd	16,754
328,650	AmTRAN Technology Co Ltd	125,751
68,475	ASE Technology Holding Co Ltd ADR	562,865
101,035	Asustek Computer Inc	1,272,939
19,000	Aten International Co Ltd	48,806
8,400	Aurora Corp	20,019
434,000	Catcher Technology Co Ltd	2,455,551
177,000	Chicony Electronics Co Ltd	573,926
231,000	Chipbond Technology Corp	505,669
25,000	ChipMOS Technologies Inc	30,068
1,000	Chlitina Holding Ltd	5,943
9,280	Chong Hong Construction Co Ltd	21,043
307,000	Compal Electronics Inc	306,523
41,440	Coretronic Corp	102,654
87,000	Delta Electronics Inc	940,200
13,640	Elan Microelectronics Corp	51,338
559,200	Evergreen Marine Corp Taiwan Ltd	1,867,464
91,000	Farglory Land Development Co Ltd	158,750
174,960	First Financial Holding Co Ltd	144,398
42,701	FLEXium Interconnect Inc	121,659
80,000	Formosa Plastics Corp	199,713
144,821	Foxconn Technology Co Ltd	252,730
305,765	Fubon Financial Holding Co Ltd	609,745
12,080	Fusheng Precision Co Ltd	75,052
11,560	Getac Technology Corp	25,473
237,000	Grand Pacific Petrochemical	124,950
2,000	Grape King Bio Ltd	9,652
7,000	Holtek Semiconductor Inc	13,822
1,177,318	Hon Hai Precision Industry Co Ltd	3,930,761
69,000	Huaku Development Co Ltd	193,890
30,279	Innodisk Corp	265,732
44,000	Inventec Corp	77,513
47,000	King’s Town Bank Co Ltd	54,479
31,000	Kung Long Batteries Industrial Co Ltd	129,396
30,000	Largan Precision Co Ltd	1,926,874
108,000	Lite-On Technology Corp ADR	461,707
1,807	Makalot Industrial Co Ltd	18,955
59,000	MediaTek Inc	1,301,154
5,408	Merry Electronics Co Ltd	14,609
246,000	Micro-Star International Co Ltd	1,230,137
194,000	Mitac Holdings Corp	245,941
45,280	Nan Ya Plastics Corp	93,973
77,903	Nantex Industry Co Ltd	88,934
17,000	Nichidenbo Corp	28,313
5,800	Nien Made Enterprise Co Ltd	54,358
110,000	Novatek Microelectronics Corp	1,375,098
9,000	Phison Electronics Corp	119,338
460,000	Pou Chen Corp	412,743
40,000	Primax Electronics Ltd	83,073
223,472	Radiant Opto-Electronics Corp	837,517
1,000	Raydium Semiconductor Corp	10,080
83,400	Ruentex Industries Ltd	162,943
31,760	Shin Zu Shing Co Ltd	82,345

31	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
50,000	Shinkong Insurance Co Ltd	90,099
48,900	Simplo Technology Co Ltd	471,594
6,945	Sinmag Equipment Corp	26,464
28,080	Syncmold Enterprise Corp	53,040
11,000	T3EX Global Holdings Corp	25,677
19,000	TaiDoc Technology Corp *	102,369
223,000	Taiwan Semiconductor Manufacturing Co Ltd	3,831,798
15,364	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	1,437,609
12,000	Taiwan Union Technology Corp	46,963
22,400	Teco Electric and Machinery Co Ltd	35,057
7,360	Test Research Inc	13,818
36,681	TOPBI International Holdings Ltd *	12,729
40,000	Transcend Information Inc	90,856
76,000	Tripod Technology Corp	450,124
12,000	TTY Biopharm Co Ltd	28,506
20,000	Tung Ho Steel Enterprise Corp	37,590
39,624	United Integrated Services Co Ltd	269,908
196,000	United Microelectronics Corp	279,839
15,400	United Microelectronics Corp Sponsored ADR	110,418
148,000	Universal Inc	105,379
339,850	Wan Hai Lines Ltd	482,402
81,000	Win Semiconductors Corp	345,909
727,000	Wistron Corp	2,657,805
4,000	Yageo Corp	60,765
1,224,000	Yang Ming Marine Transport Corp	1,621,238
804,895	Yuanta Financial Holding Co Ltd	615,884
6,000	Yulon Nissan Motor Co Ltd	35,070
9,669	Zeng Hsing Industrial Co Ltd	30,490
32,000	Zhen Ding Technology Holding Ltd	96,875

	Total Taiwan	37,440,947

	Thailand — 0.9%
1,583,100	AP Thailand Pcl NVDR	573,925
65,600	Bangchak Corp Pcl NVDR	72,541
457,700	Bangkok Bank Pcl NVDR	2,214,278
58,000	Bangkok Dusit Medical Services Pcl NVDR	46,362
136,900	Carabao Group Pcl NVDR	336,215
69,100	GFPT Pcl NVDR	21,507
150,500	Kasikornbank Pcl NVDR	560,633
6,042,400	Krung Thai Bank Pcl NVDR	3,328,612
53,632	Pruksa Holding Pcl NVDR	20,512
218,100	PTT Exploration & Production Pcl NVDR	987,388
36,600	Regional Container Lines Pcl NVDR	22,563
5,420,900	Sansiri Pcl NVDR	315,588
12,800	Siam Cement Pcl NVDR (The)	114,353
91,100	Somboon Advance Technology Pcl NVDR	49,401
196,600	Sri Trang Agro-Industry Pcl NVDR	81,922
154,700	Sri Trang Gloves Thailand Pcl NVDR	32,015
235,700	Srisawad Corp Pcl NVDR	343,277
23,760	Supalai Pcl (Foreign Registered)	14,717

Shares	Description	Value ($)

	Thailand — continued
105,700	Supalai Pcl NVDR	65,471
91,100	Thai Oil Pcl NVDR	133,986
136,500	Thai Union Group Pcl NVDR	55,728
88,000	Thai Vegetable Oil Pcl NVDR	58,787

	Total Thailand	9,449,781

	Turkey — 0.7%
2,346,575	Akbank TAS	2,524,323
15,510	Anadolu Efes Biracilik Ve Malt Sanayii AS	62,558
289,450	Aselsan Elektronik Sanayi Ve Ticaret AS	416,073
14,933	Dogus Otomotiv Servis ve Ticaret AS	159,424
324,739	Haci Omer Sabanci Holding AS	726,084
76,580	Is Yatirim Menkul Degerler AS	121,666
228,140	KOC Holding AS	1,210,546
232,535	Qua Granite Hayal *	60,466
1,665	Turk Traktor ve Ziraat Makineleri AS	56,688
376,428	Turkcell Iletisim Hizmetleri AS *	785,011
2,602,844	Yapi ve Kredi Bankasi AS	1,545,896

	Total Turkey	7,668,735

	United Arab Emirates — 0.0%
266,430	Abu Dhabi National Oil Co for Distribution PJSC	276,304
47,718	Emirates NBD Bank PJSC	212,334

	Total United Arab Emirates	488,638

	United Kingdom — 4.2%
217,582	3i Group Plc	5,479,029
54,388	Aberdeen Plc	113,457
3,173	AG Barr Plc	19,590
13,289	Anglo American Plc	353,377
91,851	Balfour Beatty Plc	380,288
4,859	Bank of Georgia Group Plc	214,354
352,294	Barclays Plc	656,203
51,436	Barclays Plc Sponsored ADR	386,284
356,497	Barratt Developments Plc	2,043,609
29,519	Bellway Plc	797,707
38,337	Berkeley Group Holdings Plc (The)	1,969,607
35,145	BP Plc Sponsored ADR (a)	1,306,691
73,501	British American Tobacco Plc (a)	2,434,672
44,318	British American Tobacco Plc Sponsored ADR (a)	1,471,358
1,985,636	BT Group Plc (a)	2,904,809
11,371	Burberry Group Plc	313,949
33,447	Centamin Plc	37,148
8,656	Central Asia Metals Plc	21,921
695,596	Centrica Plc (a)	1,335,102
79,864	Coca-Cola HBC AG	2,300,634
74,943	Compass Group Plc (a)	1,889,816
26,649	Crest Nicholson Holdings Plc	60,834
23,265	Evraz Plc * (e)	603
155,723	Ferrexpo Plc *	152,500
1,720	Galliford Try Holdings Plc	4,270

See accompanying notes to the financial statements.	32

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
19,945	GSK Plc	349,355
39,549	GSK Plc Sponsored ADR	1,389,356
336,226	HSBC Holdings Plc	2,480,409
3,564	HSBC Holdings Plc Sponsored ADR (a)	133,009
32,450	IG Group Holdings Plc	277,744
42,030	Imperial Brands Plc	951,626
17,373	International Personal Finance Plc	27,401
19,168	Investec Plc	113,219
533,873	ITV Plc	477,417
370,814	J Sainsbury Plc	1,268,092
4,789	Keller Group Plc	46,669
494,884	Kingfisher Plc	1,466,585
722,413	Lloyds Banking Group Plc	385,958
24,872	Marks & Spencer Group Plc *	71,338
4,385	Mondi Plc	72,838
62,388	Moneysupermarket.com Group plc	196,154
7,241	Morgan Advanced Materials Plc	24,085
6,762	Morgan Sindall Group Plc	168,683
77,520	OSB Group Plc	334,499
9,042	Paragon Banking Group Plc	60,268
40,562	Persimmon Plc	546,827
24,382	Plus500 Ltd	440,958
32,369	Premier Foods Plc	50,574
35,451	Redde Northgate Plc	144,133
71,034	Redrow Plc	426,990
11,124	Rio Tinto Plc (a)	685,067
6,783	Serica Energy Plc	21,461
58,612	Shell Plc (a)	1,792,077
15,165	Spirent Communications Plc	30,124
43,564	Standard Chartered Plc	391,976
405,705	Taylor Wimpey Plc	586,324
3,340	TBC Bank Group Plc	120,290
92,067	Tesco Plc	309,739
5,809	Unilever Plc Sponsored ADR (a)	296,375
22,253	Vesuvius Plc	124,117
940,967	Vodafone Group Plc (a)	872,326
224,574	Vodafone Group Plc Sponsored ADR (a)	2,093,030
1,218	Whitbread Plc	52,975
55,689	WPP Plc (a)	539,816

	Total United Kingdom	46,467,696

	United States — 18.5%
22,222	3M Co. (a)	2,370,421
1,987	Academy Sports & Outdoors, Inc.	108,431
151	Acuity Brands, Inc.	24,353
972	Adtalem Global Education, Inc. * (a)	42,622
1,494	Affiliated Managers Group, Inc.	200,211
2,248	Aflac, Inc. (a)	167,633
2,439	AGCO Corp.	315,924
1,231	Akamai Technologies, Inc. * (a)	129,366
1,117	Allison Transmission Holdings, Inc.	67,523
67,348	Ally Financial, Inc.	1,864,866
29,027	Alphabet, Inc. – Class A* (a)	3,952,607

Shares	Description	Value ($)

	United States — continued
16,025	Alphabet, Inc. – Class C* (a)	2,201,034
15,198	American Express Co. (a)	2,401,132
5,698	Archer-Daniels-Midland Co. (a)	451,851
15,037	Arrow Electronics, Inc. *	2,006,387
900	Aspen Technology, Inc. * (a)	174,600
52,600	AT&T, Inc. (a)	777,954
474	Atkore, Inc. *	72,982
798	AutoNation, Inc. *	125,358
4,000	Avnet, Inc.	203,000
62,918	Bank of America Corp. (a)	1,803,859
13,737	Bank of New York Mellon Corp. (The) (a)	616,379
17,432	Best Buy Co., Inc.	1,332,676
2,206	Biogen, Inc. *	589,796
3,938	Bio-Rad Laboratories, Inc. – Class A*	1,575,988
738	Booking Holdings, Inc. * (a)	2,291,512
80,151	BorgWarner, Inc.	3,266,153
20,832	Bristol-Myers Squibb Co. (a)	1,284,293
2,888	Brunswick Corp.	228,499
10,790	Builders FirstSource, Inc. *	1,564,982
23,552	Capital One Financial Corp. (a)	2,411,489
8,949	CarMax, Inc. *	730,954
25,688	Carrier Global Corp. (a)	1,475,776
1,200	Carter’s, Inc.	85,884
580	Caterpillar, Inc. (a)	163,055
17,651	CBRE Group, Inc. – Class A* (a)	1,501,218
21,650	Centene Corp. * (a)	1,334,723
19,015	Chesapeake Energy Corp.	1,677,313
15,210	Chevron Corp. (a)	2,450,331
3,550	Cigna Group (The) (a)	980,723
29,138	Cisco Systems, Inc. (a)	1,671,064
59,184	Citigroup, Inc. (a)	2,443,707
94,438	Cleveland-Cliffs, Inc. *	1,443,957
35,055	Cognizant Technology Solutions Corp. – Class A (a)	2,510,289
84,055	Comcast Corp. – Class A (a)	3,930,412
1,300	Commercial Metals Co.	73,177
1,358	ConocoPhillips (a)	161,643
1,638	Crane NXT Co.	97,232
3,556	Cummins, Inc. (a)	818,022
38,096	CVS Health Corp. (a)	2,482,716
23,366	Darling Ingredients, Inc. *	1,443,084
12,601	Dell Technologies, Inc. – Class C (a)	708,680
2,492	Devon Energy Corp.	127,316
295	Dick’s Sporting Goods, Inc.	34,320
21,393	Discover Financial Services (a)	1,926,868
8,503	DISH Network Corp. – Class A*	51,018
9,210	DR Horton, Inc. (a)	1,096,174
51,854	eBay, Inc. (a)	2,322,022
2,428	Elevance Health, Inc. (a)	1,073,200
1,077	Encore Wire Corp.	177,500
19,189	EOG Resources, Inc.	2,468,089
14,349	Expedia Group, Inc. * (a)	1,555,288
19,148	Exxon Mobil Corp. (a)	2,129,066
502	FedEx Corp. (a)	131,032

33	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,767	Ferguson Plc (a)	285,477
44,697	Fidelity National Financial, Inc.	1,850,456
1,025	FMC Corp. (a)	88,386
2,191	Foot Locker, Inc.	42,987
195,381	Ford Motor Co. (a)	2,369,972
11,693	Fortune Brands Innovations, Inc.	807,051
9,430	Fox Corp. – Class A (a)	311,756
55,682	Fox Corp. – Class B (a)	1,699,415
55,342	Franklin Resources, Inc. (a)	1,479,845
4,100	Gap, Inc. (The)	47,478
833	Garmin Ltd.	88,315
4,094	Generac Holdings, Inc. *	486,408
5,098	General Electric Co. (a)	583,517
62,812	General Motors Co. (a)	2,104,830
6,023	General Mills, Inc. (a)	407,516
10,361	Gilead Sciences, Inc. (a)	792,409
6,444	Goldman Sachs Group, Inc. (The) (a)	2,111,763
100	Graham Holdings Co. – Class B (a)	58,633
15,879	Green Plains, Inc. *	492,884
640	Group 1 Automotive, Inc.	169,229
10,000	H&R Block, Inc. (a)	399,800
1,741	Harley-Davidson, Inc.	58,759
5,633	Hartford Financial Services Group, Inc. (The)	404,562
3,147	Hasbro, Inc.	226,584
58,298	Hewlett Packard Enterprise Co.	990,483
9,149	Hilton Worldwide Holdings, Inc. (a)	1,359,999
700	HNI Corp.	22,932
82,189	HP, Inc. (a)	2,441,835
756	Humana, Inc. (a)	348,992
2,300	Huntsman Corp.	64,101
24,348	Incyte Corp. *	1,571,176
107,304	Intel Corp. (a)	3,770,663
14,992	Intercontinental Exchange, Inc. (a)	1,768,906
23,420	International Business Machines Corp. (a)	3,438,759
49,321	Invesco Ltd. (a)	785,190
11,004	Janus Henderson Group Plc	302,280
8,632	Jazz Pharmaceuticals Plc *	1,237,484
4,261	Johnson & Johnson (a)	688,918
303	Jones Lang LaSalle, Inc. *	52,358
17,849	JPMorgan Chase & Co. (a)	2,611,844
1,717	Kellogg Co. (a)	104,771
10,353	Kenvue, Inc. (a)	238,637
676	Keysight Technologies, Inc. *	90,111
96,470	Kinder Morgan, Inc.	1,661,213
4,561	Kohl’s Corp.	121,505
60,407	Kraft Heinz Co. (The) (a)	1,998,868
21,555	Kroger Co. (The) (a)	999,936
244	Kulicke & Soffa Industries, Inc.	12,622
6,580	Laboratory Corp. of America Holdings (a)	1,369,298
2,230	Lam Research Corp. (a)	1,566,352
23,673	Las Vegas Sands Corp. (a)	1,298,701
1,773	La-Z-Boy, Inc.	54,697
2,222	Lear Corp.	320,168

Shares	Description	Value ($)

	United States — continued
9,555	Lennar Corp. – Class A (a)	1,137,905
6,357	Liberty Global Plc – Class A*	117,223
21,764	Liberty Global Plc – Class C*	431,798
20,080	LyondellBasell Industries NV – Class A (a)	1,983,302
1,100	M&T Bank Corp.	137,555
15,667	Macy’s, Inc.	191,607
4,240	ManpowerGroup, Inc.	334,409
6,773	Marathon Petroleum Corp.	966,981
1,010	Markel Group, Inc. *	1,493,709
35,162	Match Group, Inc. *	1,648,043
500	Matson, Inc. (a)	43,940
16,827	Merck & Co., Inc. (a)	1,833,806
18,272	Meta Platforms, Inc. – Class A* (a)	5,406,502
10,273	MetLife, Inc. (a)	650,692
14,311	MGIC Investment Corp.	251,587
48,038	Micron Technology, Inc. (a)	3,359,778
15,493	Moderna, Inc. *	1,751,794
13,500	Mohawk Industries, Inc. *	1,368,765
11,466	Molson Coors Brewing Co. – Class B (a)	727,976
378	Morgan Stanley (a)	32,187
32,460	Mosaic Co. (The) (a)	1,261,071
346	NetApp, Inc.	26,538
916	Northern Trust Corp. (a)	69,680
13,717	NRG Energy, Inc. (a)	515,073
13,087	Nucor Corp. (a)	2,252,273
971	OneMain Holdings, Inc.	40,306
1,642	Oracle Corp. (a)	197,680
9,895	Otis Worldwide Corp. (a)	846,517
41,733	Ovintiv, Inc.	1,959,782
3,139	Owens Corning	451,733
12,771	PACCAR, Inc. (a)	1,050,926
94,453	Paramount Global – Class B	1,425,296
27,175	PayPal Holdings, Inc. * (a)	1,698,709
96,169	Pfizer, Inc. (a)	3,402,459
6,290	Phillips 66	718,066
6,967	Phinia, Inc. *	193,683
4,789	Pinterest, Inc. – Class A*	131,650
864	PNC Financial Services Group, Inc.	104,311
2,273	Principal Financial Group, Inc.	176,635
2,787	Procter & Gamble Co. (a)	430,146
14,280	PulteGroup, Inc.	1,171,817
3,452	PVH Corp.	288,587
25,326	QUALCOMM, Inc. (a)	2,900,587
14,759	Radian Group, Inc.	399,674
2,972	Regeneron Pharmaceuticals, Inc. * (a)	2,456,328
8,827	Regions Financial Corp.	161,887
969	Reliance Steel & Aluminum Co. (a)	276,126
1,264	Robert Half, Inc. (a)	93,485
13,349	RTX Corp. (a)	1,148,548
1,309	Schneider National, Inc. – Class B	37,843
555	Sensata Technologies Holding Plc	20,879
11,964	Skyworks Solutions, Inc.	1,300,965
7,039	State Street Corp. (a)	483,861
19,777	Steel Dynamics, Inc.	2,108,030

See accompanying notes to the financial statements.	34

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
1,782	Stewart Information Services Corp.	82,542
66,724	Synchrony Financial (a)	2,153,851
232	T. Rowe Price Group, Inc. (a)	26,037
700	Tapestry, Inc.	23,324
553	Target Corp. (a)	69,982
1,364	Taylor Morrison Home Corp. *	64,654
3,985	Texas Instruments, Inc. (a)	669,719
13,364	Textron, Inc.	1,038,516
602	Timken Co. (The)	46,005
1,400	TRI Pointe Homes, Inc. *	43,540
36,868	Tyson Foods, Inc. – Class A (a)	1,963,958
718	UFP Industries, Inc.	74,923
500	United Rentals, Inc. (a)	238,270
370	UnitedHealth Group, Inc. (a)	176,335
1,067	Universal Corp.	50,811
6,068	Universal Health Services, Inc. – Class B (a)	817,360
7,142	Unum Group	351,315
45,354	US Bancorp	1,656,782
1,440	Valero Energy Corp.	187,056
94,372	Verizon Communications, Inc. (a)	3,301,133
25,740	VF Corp.	508,622
182,838	Viatris, Inc.	1,965,509
55,469	Walgreens Boots Alliance, Inc.	1,403,920
35,920	Wells Fargo & Co. (a)	1,483,137
8,076	Western Union Co. (The)	99,739
32,809	Western Digital Corp. *	1,476,405
12,100	Westlake Corp.	1,584,858
5,791	Whirlpool Corp.	810,508
768	Williams-Sonoma, Inc.	108,442
3,200	Xerox Holdings Corp.	50,848
26,100	Zoom Video Communications, Inc. –Class A* (a)	1,853,883

	Total United States	202,613,259

	Vietnam — 0.2%
241,400	Duc Giang Chemicals JSC	875,134
21,900	IDICO Corp JSC	43,314
67,464	Saigon - Hanoi Commercial Joint Stock Bank *	34,801
62,300	Saigon Thuong Tin Commercial JSB *	84,326
122,100	SSI Securities Corp	168,928
128,300	Vietnam Dairy Products JSC	414,282
153,700	Vietnam Joint Stock Commercial Bank for Industry and Trade *	206,809
794,000	VNDirect Securities Corp *	772,719

	Total Vietnam	2,600,313

	TOTAL COMMON STOCKS (COST $918,923,663)	860,903,312

	PREFERRED STOCKS (g) — 1.9%

	Brazil — 1.3%
286,359	Bradespar SA	1,301,093

Shares	Description	Value ($)

	Brazil — continued
2,200	Cia de Ferro Ligas da Bahia	20,560
165,195	Cia Energetica de Minas Gerais	411,315
156,022	Gerdau SA	814,444
463,034	Gerdau SA Sponsored ADR	2,412,407
297,417	Itausa SA	554,949
165,495	Metalurgica Gerdau SA	395,019
663,213	Petroleo Brasileiro SA	4,277,627
296,555	Petroleo Brasileiro SA Sponsored ADR	3,837,422
4,000	Unipar Carbocloro SA – Class B	62,439

	Total Brazil	14,087,275

	Colombia — 0.0%
1,311	Bancolombia SA Sponsored ADR	35,004
297,879	Grupo Aval Acciones y Valores SA	37,139

	Total Colombia	72,143

	Germany — 0.4%
11,682	Bayerische Motoren Werke AG	1,122,425
1,760	Draegerwerk AG & Co KGaA	85,064
10,110	Henkel AG & Co KGaA (a)	774,737
5,007	Porsche Automobil Holding SE	268,561
15,592	Schaeffler AG	92,548
512	Villeroy & Boch AG	9,328
10,097	Volkswagen AG (a)	1,235,695

	Total Germany	3,588,358

	Russia — 0.0%
12,924	Bashneft PJSC (e)	1,917
56,000	Nizhnekamskneftekhim PJSC (e)	512
20,810	Sberbank of Russia PJSC (e) (f)	575
9,254,300	Surgutneftegas PJSC (e)	48,093
161	Transneft PJSC (e)	2,228

	Total Russia	53,325

	South Korea — 0.2%
2,160	Hyundai Motor Co GDR (Registered)	81,580
293	Hyundai Motor Co Ltd	22,549
2,725	LG Electronics Inc	96,464
51,889	Samsung Electronics Co Ltd	2,118,107
89	Samsung Electronics Co Ltd GDR (Registered) (a)	90,440

	Total South Korea	2,409,140

	TOTAL PREFERRED STOCKS (COST $24,385,171)	20,210,241

35	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares / Par Value†	Description	Value ($)

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
BRL4,136	Itausa SA *	2,289

	TOTAL RIGHTS/WARRANTS (COST $0)	2,289

	DEBT OBLIGATIONS — 19.4%

	United States — 19.4%
	U.S. Government — 15.1%
120,424,640	U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/28 (a)	115,922,829
20,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.34%, due 04/30/24	19,994,335
30,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24 (a)	30,007,234

	Total U.S. Government	165,924,398

	U.S. Government Agency — 4.3%
3,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 10/06/23	3,500,223
3,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.42%, due 03/06/24	3,502,090
16,000,000	Federal Home Loan Banks, 5.23%, due 03/22/24	15,956,393
15,000,000	Federal Home Loan Banks, 5.55%, due 08/12/24	14,954,486
9,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 09/04/24	9,501,343

	Total U.S. Government Agency	47,414,535

	Total United States	213,338,933

	TOTAL DEBT OBLIGATIONS (COST $214,027,380)	213,338,933

	MUTUAL FUNDS — 19.8%

	United States — 19.8%
	Affiliated Issuers — 19.8%
3,150,599	GMO Emerging Country Debt Fund, Class VI	58,412,100
1,643,661	GMO High Yield Fund, Class VI	28,714,751
2,847,951	GMO Opportunistic Income Fund, Class VI	69,860,248
1,693,171	GMO Resources Fund, Class VI	39,823,394
4,055,330	GMO U.S. Treasury Fund (h)	20,276,649

	Total Affiliated Issuers	217,087,142

	TOTAL MUTUAL FUNDS (COST $232,417,037)	217,087,142

	SHORT-TERM INVESTMENTS — 2.4%

	Money Market Funds — 0.2%
1,927,593	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (i)	1,927,593

Shares	Description	Value ($)

	Repurchase Agreements — 2.2%
24,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/23, maturing on 09/01/23 with a maturity value of $24,003,513 and an effective yield of 5.27%, collateralized by a U.S. Treasury Note with maturity date 08/15/26 and a market value of $24,448,713.	24,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $25,927,593)	25,927,593

	TOTAL INVESTMENTS — 121.9% (Cost $1,415,680,844)	1,337,469,510

	SECURITIES SOLD SHORT — (18.8)%

	Common Stocks — (18.6)%

	Australia — (0.5)%
(26,691)	ASX Ltd	(993,314)
(3,504)	Cochlear Ltd	(615,037)
(52,035)	IDP Education Ltd	(827,557)
(515,964)	Pilbara Minerals Ltd	(1,546,869)
(24,654)	Ramsay Health Care Ltd	(818,119)
(6,844)	WiseTech Global Ltd	(307,014)

	Total Australia	(5,107,910)

	Austria — (0.1)%
(15,009)	Verbund AG	(1,228,325)

	Belgium — (0.1)%
(29,792)	Anheuser-Busch InBev SA/NV	(1,691,053)

	Canada — (1.1)%
(30,547)	Agnico Eagle Mines Ltd	(1,481,835)
(37,282)	Algonquin Power & Utilities Corp	(281,852)
(83,200)	AltaGas Ltd	(1,626,809)
(3,407)	Brookfield Renewable Corp – Class A	(95,226)
(11,846)	Cameco Corp	(438,302)
(48,253)	Enbridge Inc	(1,692,715)
(12,046)	Franco-Nevada Corp	(1,734,142)
(35,352)	GFL Environmental Inc	(1,145,405)
(51,500)	Pembina Pipeline Corp	(1,600,620)
(25,001)	Restaurant Brands International Inc	(1,736,319)

	Total Canada	(11,833,225)

	Denmark — (0.1)%
(5,893)	Coloplast A/S – Class B	(671,187)
(33,766)	Tryg A/S	(644,231)

	Total Denmark	(1,315,418)

	Finland — (0.0)%
(9,156)	Elisa Oyj	(449,478)
(2,435)	Kone Oyj – Class B	(110,766)

	Total Finland	(560,244)

See accompanying notes to the financial statements.	36

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	France — (0.6)%
(44,832)	Accor SA	(1,603,340)
(8,095)	Aeroports de Paris	(1,065,364)
(291)	Euronext NV	(21,007)
(95,313)	Getlink SE	(1,595,291)
(893)	Hermes International SCA	(1,836,620)
(1,109)	Sartorius Stedim Biotech	(314,525)
(1,880)	Worldline SA*	(61,187)

	Total France	(6,497,334)

	Germany — (0.7)%
(1,735)	adidas AG	(346,254)
(39,864)	Delivery Hero SE*	(1,454,143)
(5,277)	Deutsche Boerse AG	(936,794)
(6,536)	MTU Aero Engines AG	(1,525,636)
(3,783)	Puma SE	(253,531)
(1,091)	Rational AG	(831,068)
(12,363)	Symrise AG	(1,288,779)
(396,823)	Telefonica Deutschland Holding AG	(754,423)
(8,932)	Zalando SE*	(277,656)

	Total Germany	(7,668,284)

	Ireland — (0.0)%
(983)	Flutter Entertainment Plc*	(178,999)

	Israel — (0.2)%
(10,713)	CyberArk Software Ltd*	(1,778,786)

	Italy — (0.6)%
(41,860)	Amplifon SPA	(1,359,334)
(6,007)	Ferrari NV (c)	(1,904,592)
(100)	Ferrari NV (c)	(31,774)
(102,165)	FinecoBank Banca Fineco SPA	(1,396,333)
(126,540)	Infrastrutture Wireless Italiane SPA	(1,565,601)

	Total Italy	(6,257,634)

	Japan — (2.0)%
(68,100)	Aeon Co Ltd	(1,411,316)
(62,400)	ANA Holdings Inc*	(1,408,688)
(42,900)	Asahi Intecc Co Ltd	(870,248)
(1,400)	BayCurrent Consulting Inc	(48,122)
(15,200)	GMO Payment Gateway Inc	(962,510)
(200)	Ibiden Co Ltd	(12,050)
(77,300)	Japan Airlines Co Ltd	(1,591,894)
(43,100)	Japan Exchange Group Inc	(751,998)
(23,800)	Keio Corp	(823,496)
(14,100)	Keisei Electric Railway Co Ltd	(539,916)
(8,700)	Kintetsu Group Holdings Co Ltd	(275,377)
(11,800)	Kobe Bussan Co Ltd	(293,987)
(11,000)	Lasertec Corp	(1,709,835)
(53,000)	M3 Inc	(1,056,438)
(90,500)	MonotaRO Co Ltd	(1,068,830)
(1,800)	Nidec Corp	(93,662)
(60,500)	Nippon Paint Holdings Co Ltd	(467,457)

Shares	Description	Value ($)

	Japan — continued
(63,300)	Odakyu Electric Railway Co Ltd	(941,245)
(50,100)	Oriental Land Co Ltd	(1,804,663)
(379,900)	Rakuten Group Inc	(1,478,206)
(15,700)	Shiseido Co Ltd	(637,094)
(155,900)	SoftBank Corp	(1,787,971)
(24,800)	Tobu Railway Co Ltd	(679,874)
(71,800)	Tokyu Corp	(907,309)

	Total Japan	(21,622,186)

	Netherlands — (0.4)%
(1,631)	Adyen NV*	(1,361,920)
(4,435)	IMCD NV	(610,842)
(35,687)	Just Eat Takeaway.com NV*	(501,258)
(76,335)	Universal Music Group NV	(1,892,588)

	Total Netherlands	(4,366,608)

	New Zealand — (0.2)%
(21,578)	Xero Ltd*	(1,746,601)

	Peru — (0.2)%
(21,651)	Southern Copper Corp	(1,746,370)

	Singapore — (0.3)%
(363,548)	Grab Holdings Ltd – Class A*	(1,370,576)
(11,730,000)	Sembcorp Marine Ltd*	(1,257,409)
(115,500)	Singapore Exchange Ltd	(822,233)

	Total Singapore	(3,450,218)

	Spain — (0.3)%
(45,420)	Cellnex Telecom SA*	(1,737,109)
(57,729)	Ferrovial SE	(1,831,005)

	Total Spain	(3,568,114)

	Sweden — (0.1)%
(15,639)	Beijer Ref AB	(179,257)
(14,017)	EQT AB	(281,760)
(8,613)	Evolution AB	(931,556)
(14,339)	H & M Hennes & Mauritz AB – Class B	(218,928)

	Total Sweden	(1,611,501)

	Switzerland — (0.2)%
(3)	Chocoladefabriken Lindt & Spruengli AG	(35,858)
(2)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(235,639)
(676)	Partners Group Holding AG	(728,664)
(7,062)	Straumann Holding AG (Registered)	(1,067,700)

	Total Switzerland	(2,067,861)

	United Kingdom — (1.0)%
(10,994)	Admiral Group Plc	(346,355)
(168,597)	Auto Trader Group Plc	(1,292,879)
(85,730)	Hargreaves Lansdown Plc	(824,996)

37	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
(191,239)	Informa Plc	(1,766,952)
(23,006)	InterContinental Hotels Group Plc	(1,730,404)
(17,994)	London Stock Exchange Group Plc	(1,861,554)
(195,267)	M&G Plc	(471,636)
(4,042)	Prudential Plc	(49,228)
(749,593)	Rolls-Royce Holdings Plc*	(2,102,848)
(4,716)	Severn Trent Plc	(143,215)
(3,763)	Spirax-Sarco Engineering Plc	(482,214)
(2,230)	Whitbread Plc	(96,990)
(46,419)	Wise Plc – Class A*	(375,737)

	Total United Kingdom	(11,545,008)

	United States — (9.9)%
(80,144)	AES Corp. (The)	(1,436,982)
(9,068)	Alnylam Pharmaceuticals, Inc.*	(1,793,832)
(39,414)	Altria Group, Inc.	(1,742,887)
(5,100)	American Tower Corp. (REIT)	(924,732)
(353)	Amgen, Inc.	(90,488)
(18,466)	Ares Management Corp. – Class A	(1,910,123)
(9,000)	Arthur J Gallagher & Co.	(2,074,320)
(728)	Automatic Data Processing, Inc.	(185,356)
(6,726)	Axon Enterprise, Inc.*	(1,432,033)
(14,094)	Bills Holdings, Inc.*	(1,625,038)
(1,941)	BioMarin Pharmaceutical, Inc.*	(177,369)
(18,926)	Bio-Techne Corp.	(1,483,798)
(9,053)	Boeing Co. (The)*	(2,028,144)
(2,150)	Broadcom, Inc.	(1,984,213)
(9,593)	Burlington Stores, Inc.*	(1,556,560)
(34,724)	Caesars Entertainment, Inc.*	(1,918,848)
(8,426)	Carnival Corp.*	(133,299)
(3,927)	Catalent, Inc.*	(196,232)
(25,100)	Ceridian HCM Holding, Inc.*	(1,820,252)
(2,334)	Charles Schwab Corp. (The)	(138,056)
(3,518)	Chewy, Inc. – Class A*	(84,362)
(935)	Chipotle Mexican Grill, Inc.*	(1,801,408)
(27,576)	Clarivate Plc*	(204,890)
(26,501)	Cloudflare, Inc. – Class A*	(1,723,360)
(681)	CoStar Group, Inc.*	(55,835)
(2,900)	Crown Castle, Inc. (REIT)	(291,450)
(14,523)	Dexcom, Inc.*	(1,466,533)
(1,025)	Dominion Energy, Inc.	(49,754)
(2,894)	Ecolab, Inc.	(531,946)
(12,300)	Equity LifeStyle Properties, Inc. (REIT)	(823,608)
(500)	Erie Indemnity Co. – Class A	(139,365)
(17,965)	Essential Utilities, Inc.	(662,909)
(19,201)	Exact Sciences Corp.*	(1,606,548)
(791)	Fair Isaac Corp.*	(715,531)
(8,812)	Fastenal Co.	(507,395)
(1,642)	Fiserv, Inc.*	(199,322)
(18,382)	Fortinet, Inc.*	(1,106,780)
(5,005)	Gartner, Inc.*	(1,750,148)
(11,814)	Hess Corp.	(1,825,263)
(3,519)	HubSpot, Inc.*	(1,923,204)

Shares	Description	Value ($)

	United States — continued
(2,328)	IDEXX Laboratories, Inc.*	(1,190,562)
(6,823)	Insulet Corp.*	(1,308,037)
(7,800)	IQVIA Holdings, Inc.*	(1,736,514)
(15,325)	Iron Mountain, Inc. (REIT)	(973,751)
(640)	Jack Henry & Associates, Inc.	(100,339)
(16,505)	Lamb Weston Holdings, Inc.	(1,607,752)
(4,350)	Lattice Semiconductor Corp.*	(423,081)
(24,254)	Liberty Media Corp.-Liberty Formula One – Class C*	(1,668,433)
(5,224)	Linde Plc	(2,021,897)
(19,702)	Live Nation Entertainment, Inc.*	(1,665,410)
(4,554)	MarketAxess Holdings, Inc.	(1,097,195)
(4,440)	Mastercard, Inc. – Class A	(1,832,122)
(189)	McDonald’s Corp.	(53,137)
(732)	McKesson Corp.	(301,818)
(465)	MercadoLibre, Inc.*	(638,147)
(4,819)	MongoDB, Inc.*	(1,837,485)
(119)	Monolithic Power Systems, Inc.	(62,024)
(3,708)	Moody’s Corp.	(1,248,854)
(401)	Motorola Solutions, Inc.	(113,712)
(3,600)	MSCI, Inc.	(1,957,032)
(40,526)	Newmont Corp.	(1,597,535)
(56,200)	NiSource, Inc.	(1,503,912)
(49,622)	Novocure Ltd.*	(1,094,661)
(154)	NVIDIA Corp.	(76,007)
(22,906)	Okta, Inc.*	(1,912,880)
(25,000)	ONEOK, Inc.	(1,630,000)
(92,266)	Palantir Technologies, Inc. – Class A*	(1,382,145)
(1,059)	Palo Alto Networks, Inc.*	(257,655)
(15,900)	Paychex, Inc.	(1,943,457)
(1,474)	Paylocity Holding Corp.*	(295,537)
(17,706)	Philip Morris International, Inc.	(1,700,838)
(3,668)	PTC, Inc.*	(539,820)
(6,206)	Repligen Corp.*	(1,079,285)
(29,145)	Rivian Automotive, Inc. – Class A*	(662,466)
(47,948)	ROBLOX Corp. – Class A*	(1,356,449)
(21,379)	Roku, Inc.*	(1,735,975)
(40,799)	Rollins, Inc.	(1,614,416)
(18,829)	Royal Caribbean Cruises Ltd.*	(1,862,941)
(2,172)	RPM International, Inc.	(216,635)
(1,797)	ServiceNow, Inc.*	(1,058,128)
(5,730)	Sherwin-Williams Co. (The)	(1,556,956)
(7,196)	Simon Property Group, Inc. (REIT)	(816,674)
(10,303)	Snowflake, Inc. – Class A*	(1,616,026)
(17,421)	Starbucks Corp.	(1,697,502)
(422)	STERIS Plc	(96,887)
(7,498)	Tesla, Inc.*	(1,935,084)
(63)	Texas Pacific Land Corp.	(118,739)
(74,457)	Toast, Inc. – Class A*	(1,650,712)
(5,076)	Trade Desk, Inc. (The) – Class A*	(406,232)
(2,274)	TransDigm Group, Inc.*	(2,055,355)
(5,565)	Twilio, Inc. – Class A*	(354,546)
(19,497)	UDR, Inc. (REIT)	(777,930)
(6,645)	Vail Resorts, Inc.	(1,503,896)

See accompanying notes to the financial statements.	38

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(2,873)	Watsco, Inc.	(1,047,352)
(58,300)	Williams Cos., Inc. (The)	(2,013,099)
(32,766)	Wolfspeed, Inc.*	(1,566,870)
(465)	Yum! Brands, Inc.	(60,162)
(4,105)	Zillow Group, Inc. – Class C*	(214,117)
(11,770)	Zscaler, Inc.*	(1,836,709)

	Total United States	(108,805,065)

	TOTAL COMMON STOCKS (PROCEEDS $193,279,947)	(204,646,744)

	PREFERRED STOCKS (g) — (0.2)%
	Germany — (0.2)%
(4,174)	Sartorius AG	(1,706,858)
(675)	Dr Ing hc F Porsche AG	(74,445)

	TOTAL PREFERRED STOCKS (PROCEEDS $1,733,329)	(1,781,303)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $195,013,276)	(206,428,047)

	Other Assets and Liabilities (net) — (3.1%)	(33,464,690)

	TOTAL NET ASSETS — 100.0%	$1,097,576,773

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2023

Alrosa PJSC	12/06/17	$4,239,436	0.0%	$25,797
Magnitogorsk Iron & Steel Works PJSC	09/08/17	1,550,653	0.0%	10,807
PhosAgro PJSC GDR	12/03/20	1,365	0.0%	17
Polyus PJSC	07/22/20	2,148,976	0.0%	12,435
Polyus PJSC GDR (Registered)	02/24/23	0	0.0%	1
Sberbank of Russia PJSC	09/09/20	12,774,954	0.0%	101,613
Sberbank of Russia PJSC	01/10/22	77,024	0.0%	575
Severstal PAO	02/02/21	7,249	0.0%	63
Severstal PJSC GDR (Registered)	03/16/20	1,679,360	0.0%	13,496

39	See accompanying notes to the financial statements.

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/29/2023	CITI	CAD	450,000	USD	339,892	6,720
09/29/2023	SSB	CAD	4,379,172	USD	3,324,388	82,133
09/05/2023	JPM	CLP	4,112,500	USD	5,040	216
09/05/2023	MSCI	CLP	210,000,000	USD	257,195	10,880
10/10/2023	BCLY	SEK	4,893,154	USD	449,197	1,515
09/05/2023	JPM	USD	4,816	CLP	4,112,500	7
09/05/2023	MSCI	USD	245,942	CLP	210,000,000	374
10/12/2023	SSB	CHF	3,572,004	USD	4,051,545	(8,320)
09/05/2023	JPM	CLP	50,000,000	USD	58,558	(89)
09/05/2023	MSCI	CLP	164,112,500	USD	192,201	(292)
09/27/2023	MSCI	RON	1,884,153	USD	413,246	(80)
09/29/2023	BCLY	USD	375,965	CAD	500,000	(5,775)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/29/2023	JPM	USD	3,273,191	CAD	4,329,172	(67,955)
10/12/2023	SSB	USD	60,869	CHF	52,004	(1,762)
10/12/2023	UBSA	USD	4,097,344	CHF	3,520,000	(96,587)
09/05/2023	JPM	USD	62,189	CLP	50,000,000	(3,542)
09/05/2023	MSCI	USD	202,611	CLP	164,112,500	(10,118)
09/27/2023	BCLY	USD	62,632	RON	284,153	(297)
09/27/2023	GS	USD	358,908	RON	1,600,000	(7,917)
10/10/2023	SSB	USD	9,093	SEK	93,154	(570)
10/10/2023	UBSA	USD	464,534	SEK	4,800,000	(25,374)

						$(126,833)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
191	U.S. Treasury Note 10 Yr. (CBT)	December 2023	21,206,969	226,104
283	U.S. Treasury Note 5 Yr. (CBT)	December 2023	30,258,890	206,464

			$51,465,859	$432,568

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (j)	1 Month Federal Funds Rate minus 0.40%	GS	USD	6,200,319	06/24/2024	Monthly	—	(3,906)	(3,906)
Total Return on Equity Basket (k)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	12,098,436	06/18/2024	Monthly	—	(225,771)	(225,771)

							$—	$(229,677)	$(229,677)

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

See accompanying notes to the financial statements.	40

GMO Benchmark-Free Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.
*	Non-income producing security.
(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).
(c)	Securities are traded on separate exchanges for the same entity.
(d)	Investment valued using significant unobservable inputs (Note 2).
(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	The security is restricted as to resale.
(g)	Preferred dividend rates are disclosed to the extent that a stated rate exists.
(h)	All or a portion of this security is purchased with collateral from securities loaned (Note 2).
(i)	The rate disclosed is the 7 day net yield as of August 31, 2023.
(j)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.
(k)	The following table represents the individual long and/or short positions within the custom equity basket swap as of August 31, 2023:

Shares	Description	% of Equity Basket	Value ($)

(786,000)	Air China Ltd – Class H	4.7%	(581,810)
(414,300)	Airports Of Thailand PC NVDR	6.9%	(857,414)
(146,000)	Alibaba Health Information Technology Ltd	0.7%	(86,197)
(327,000)	China Molybdenum Co Ltd – Class H	1.5%	(195,077)
(106,000)	China Southern Airlines Co Ltd – Class H	0.4%	(56,309)
(1,692)	Elisa Oyj	0.7%	(83,062)
(410,000)	Genscript Biotech Corp	7.7%	(956,999)
(892,500)	Gulf Energy Development Pcl NVDR	9.9%	(1,222,908)
(2,386)	Hanmi Pharm Co Ltd	4.3%	(531,356)
(16,042)	Hotel Shilla Co Ltd	8.7%	(1,068,626)
(8,341)	Kakao Corp	2.5%	(302,712)
(584,000)	Kingdee International Software Group Co Ltd	7.3%	(902,346)
(38,839)	Korea Aerospace Industries Ltd	12.0%	(1,483,400)
(83,100)	Microport Scientific Corp	1.2%	(142,301)
49,606	Nokia Oyj	(1.6%)	198,378
(39,600)	Nongfu Spring Co Lttd – Class H	1.8%	(222,410)
(1,876)	POSCO Chemical Co Ltd	5.2%	(636,723)
(21,900)	Rede D’Or Sao Luiz SA	1.0%	(126,746)
(2,625)	Samsung Biologics Co Ltd	11.9%	(1,462,445)
(212,948)	Samsung Heavy Industries Co Ltd	11.5%	(1,418,022)
38,077	Stora Enso Oyj – R Shares	(3.9%)	484,247
(7,549)	Yuhan Corp	3.4%	(415,540)
(172,000)	Zijin Mining Group Co Ltd – Class H	2.2%	(269,413)

	TOTAL COMMON STOCKS		$(12,339,191)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

41	See accompanying notes to the financial statements.

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	69.3%
Debt Obligations	25.6
Short-Term Investments	13.4
Preferred Stocks	1.6
Investment Funds	0.2
Swap Contracts	0.1
Futures Contracts	0.1
Rights/Warrants	0.1
Loan Assignments	0.0	^
Loan Participations	0.0	^
Forward Currency Contracts	0.0	^
Purchased Options	0.0	^
Written Options/Credit Linked Options	(0.0	)^
Reverse Repurchase Agreements	(0.0	)^
Securities Sold Short	(4.7)
Other	(5.7)

	100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

United States	17.9%
Other Emerging	2.7	†
Australia	2.1
Other Developed	(0.5	)‡
Euro Region	(1.0	)§
Sweden	(1.7)

	19.5%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

United States	24.1%
Japan	10.0
Other Developed	4.4	‡
France	3.9
United Kingdom	3.5
Taiwan	3.2
China	2.1
Other Emerging	1.8	†
South Korea	1.8
South Africa	1.6
Germany	1.5
Brazil	1.4
Netherlands	1.4
Spain	1.4
Mexico	1.2
India	1.1
Australia	1.0
Italy	1.0
European Union	0.1

	66.5%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.
§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.
^	Rounds to 0.0%.

42

GMO Global Asset Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.8%

	Affiliated Issuers — 99.8%
2,575,818	GMO Alternative Allocation Fund, Class VI	48,373,867
987,139	GMO Asset Allocation Bond Fund, Class VI	19,723,041
598,275	GMO Emerging Country Debt Fund, Class VI	11,092,022
1,718,439	GMO Emerging Markets ex-China Fund, Class VI	24,126,888
1,214,628	GMO Emerging Markets Fund, Class VI	26,782,551
1,989,578	GMO International Equity Fund, Class IV	45,123,638
1,772,284	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	24,634,744
778,087	GMO-Usonian Japan Value Creation Fund, Class VI	14,355,711
2,423,920	GMO Multi-Sector Fixed Income Fund, Class IV	40,915,771
410,567	GMO Opportunistic Income Fund, Class VI	10,071,195
479,897	GMO Quality Cyclicals Fund, Class VI	10,586,521
379,694	GMO Quality Fund, Class VI	10,699,771
461,333	GMO Small Cap Quality Fund, Class VI	11,427,216
1,396,885	GMO U.S. Equity Fund, Class VI	17,740,440
1,161,936	GMO U.S. Opportunistic Value Fund, Class VI	23,749,969
408,691	GMO U.S. Small Cap Value Fund, Class VI	7,168,433
31,917	GMO U.S. Treasury Fund	159,586

	TOTAL MUTUAL FUNDS (COST $385,245,179)	346,731,364

	SHORT-TERM INVESTMENTS — 0.2%

	Money Market Funds — 0.2%
541,653	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	541,653

	TOTAL SHORT-TERM INVESTMENTS (COST $541,653)	541,653

	TOTAL INVESTMENTS — 100.0% (Cost $385,786,832)	347,273,017
	Other Assets and Liabilities (net) — 0.0%	164,757

	TOTAL NET ASSETS — 100.0%	$347,437,774

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

43	See accompanying notes to the financial statements.

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	97.0%
Short-Term Investments	3.2
Preferred Stocks	1.2
Debt Obligations	0.2
Rights/Warrants	0.0 ^
Futures Contracts	(0.0)^
Other	(1.6)

100.0%

Country/Region Summary¤	% of Investments

United States	44.0%
Japan	14.0
France	7.0
United Kingdom	6.2
Other Emerging	4.7	†
Other Developed	4.3	‡
Switzerland	2.8
Spain	2.7
Netherlands	2.6
Germany	2.5
Taiwan	2.5
Italy	1.7
Australia	1.6
Canada	1.3
South Korea	1.1
Mexico	1.0

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

44

GMO Global Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
395,791	GMO Emerging Markets ex-China Fund, Class VI	5,556,902
923,074	GMO International Equity Fund, Class IV	20,935,324
514,533	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	7,152,010
159,129	GMO-Usonian Japan Value Creation Fund, Class VI	2,935,926
175,405	GMO Quality Cyclicals Fund, Class VI	3,869,445
395,717	GMO Quality Fund, Class VI	11,151,310
168,457	GMO Small Cap Quality Fund, Class VI	4,172,674
347,972	GMO U.S. Equity Fund, Class VI	4,419,238
510,279	GMO U.S. Opportunistic Value Fund, Class VI	10,430,109
107,687	GMO U.S. Small Cap Value Fund, Class VI	1,888,832

	TOTAL MUTUAL FUNDS (COST $70,544,177)	72,511,770

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
63,763	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	63,763

	TOTAL SHORT-TERM INVESTMENTS (COST $63,763)	63,763

	TOTAL INVESTMENTS — 100.1% (Cost $70,607,940)	72,575,533
	Other Assets and Liabilities (net) — (0.1%)	(39,339)

	TOTAL NET ASSETS — 100.0%	$72,536,194

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

45	See accompanying notes to the financial statements.

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	95.8%
Short-Term Investments	2.9
Preferred Stocks	2.3
Debt Obligations	0.2
Rights/Warrants	0.0	^
Investment Funds	0.0	^
Futures Contracts	(0.0	)^
Other	(1.2)

	100.0%

Country/Region Summary¤	% of Investments

United States	37.1%
Japan	12.2
France	5.9
Taiwan	5.5
United Kingdom	5.1
Other Developed	3.7	‡
Other Emerging	3.7	†
China	3.4
South Korea	2.6
South Africa	2.4
Switzerland	2.3
Spain	2.2
Brazil	2.1
Netherlands	2.1
Germany	2.0
India	1.9
Mexico	1.8
Italy	1.4
Australia	1.3
Canada	1.3

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

46

GMO Global Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
4,482,017	GMO Emerging Markets ex-China Fund, Class VI	62,927,517
3,306,985	GMO Emerging Markets Fund, Class VI	72,919,028
6,117,567	GMO International Equity Fund, Class IV	138,746,413
4,522,736	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	62,866,031
1,389,593	GMO-Usonian Japan Value Creation Fund, Class VI	25,637,982
1,396,699	GMO Quality Cyclicals Fund, Class VI	30,811,177
2,720,089	GMO Quality Fund, Class VI	76,652,114
1,351,425	GMO Small Cap Quality Fund, Class VI	33,474,802
2,506,670	GMO U.S. Equity Fund, Class VI	31,834,709
3,654,758	GMO U.S. Opportunistic Value Fund, Class VI	74,703,254
1,067,271	GMO U.S. Small Cap Value Fund, Class VI	18,719,931

	TOTAL MUTUAL FUNDS (COST $699,118,518)	629,292,958

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
200,591	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	200,591

	TOTAL SHORT-TERM INVESTMENTS (COST $200,591)	200,591

	TOTAL INVESTMENTS — 100.0% (Cost $699,319,109)	629,493,549
	Other Assets and Liabilities (net) — (0.0%)	(109,145)

	TOTAL NET ASSETS — 100.0%	$629,384,404

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

47	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	84.5%
Debt Obligations	29.9
Short-Term Investments	2.4
Preferred Stocks	2.1
Mutual Funds	0.3
Investment Funds	0.3
Rights/Warrants	0.0 ^
Swap Contracts	0.0 ^
Written Options	(0.0)^
Forward Currency Contracts	(0.1)
Futures Contracts	(0.1)
Securities Sold Short	(22.0)
Other	2.7

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

United States	6.9%
Australia	1.3
Euro Region	(0.6)§
Other Developed	(0.8)‡
Sweden	(1.0)

5.8%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

Japan	12.4%
United States	12.0
Other Developed	5.4‡
United Kingdom	4.7
France	4.2
Other Emerging	3.1†
China	2.9
Taiwan	2.7
South Korea	2.6
Brazil	2.3
India	2.2
Netherlands	1.6
South Africa	1.6
Spain	1.5
Germany	1.4
Italy	1.4
Sweden	1.3
Mexico	1.1

64.4%

Industry Group Summary	% of Equity Investments#

Banks	13.5%
Materials	10.9
Energy	10.1
Capital Goods	10.0
Technology Hardware & Equipment	8.0
Pharmaceuticals, Biotechnology & Life Sciences	6.2
Automobiles & Components	5.8
Financial Services	5.8
Food, Beverage & Tobacco	4.9
Consumer Durables & Apparel	4.5
Insurance	4.2
Semiconductors & Semiconductor Equipment	4.0
Media & Entertainment	3.5
Consumer Discretionary Distribution & Retail	2.3
Telecommunication Services	2.1
Consumer Staples Distribution & Retail	2.1
Transportation	1.5
Utilities	1.4
Real Estate Management & Development	1.3
Health Care Equipment & Services	1.3
Household & Personal Products	0.6
Commercial & Professional Services	0.4
Equity Real Estate Investment Trusts (REITs)	(0.2)
Software & Services	(1.0)
Consumer Services	(1.5)
Diversified Financials	(1.7)

100.0%

(a)	GMO Implementation SPC Ltd. is a 100% owned subsidiary of GMO Implementation Fund. As such, the holdings of GMO Implementation SPC Ltd. have been included with GMO Implementation Fund.

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

#

Equity investments may consist of common stocks and other stock-related securities, such as preferred stocks, if any. This table excludes exposure to derivative contracts, short-term investments, mutual funds and investment funds, if any. For a summary of these exposures, if any, see the Schedule of Investments.

^	Rounds to 0.0%.

48

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 84.5%

	Argentina — 0.0%
122,685	Adecoagro SA	1,408,424

	Australia — 1.9%
202,507	Accent Group Ltd	267,871
9,493	Ampol Ltd	216,241
127,242	ANZ Group Holdings Ltd	2,077,494
65,991	Aurizon Holdings Ltd (a)	155,538
658,144	Beach Energy Ltd	659,188
326,893	BHP Group Ltd (a)	9,397,561
453,761	BlueScope Steel Ltd	6,134,639
689,239	Brambles Ltd (a)	6,674,570
12,359	Brickworks Ltd	218,175
94,160	CSR Ltd	357,849
74,995	Dexus (REIT) (a)	374,758
465,918	Fortescue Metals Group Ltd (a)	6,414,474
1,070,271	GPT Group (The) (REIT) (a)	2,897,872
232,668	GrainCorp Ltd – Class A	1,095,842
391,714	Grange Resources Ltd	114,954
307,463	Helia Group Ltd	770,846
66,858	HomeCo Daily Needs (REIT) (a)	52,825
28,885	JB Hi-Fi Ltd (b)	852,021
449,614	Jupiter Mines Ltd	59,502
48,872	Lendlease Corp Ltd	246,096
22,644	McMillan Shakespeare Ltd (a)	260,661
1,824,744	Mirvac Group (REIT) (a)	2,844,971
291,568	Newcrest Mining Ltd	4,859,460
51,617	Nufarm Ltd	172,589
2,070,179	Origin Energy Ltd (a)	11,641,773
491,529	Perenti Ltd *	336,725
66,112	Rio Tinto Ltd (a)	4,788,255
1,133,073	Scentre Group (REIT) (a)	2,008,439
79,010	Southern Cross Media Group Ltd	39,548
1,000,924	Stockland (REIT) (a)	2,733,672
154,510	Sunrise Energy Metals Ltd *	95,250
134,832	Super Retail Group Ltd	1,128,821
15,720	Westpac Banking Corp	222,397

	Total Australia	70,170,877

	Austria — 0.1%
28,051	Erste Group Bank AG	1,000,687
73,223	OMV AG (b)	3,390,808
2,197	Raiffeisen Bank International AG *	31,534
1,869	Strabag SE	79,693

	Total Austria	4,502,722

	Belgium — 0.8%
218,563	Ageas SA/NV	8,692,311
27,105	Bekaert SA	1,285,224
3,217	Cie d’Entreprises CFE	28,134
11,958	Econocom Group SA (a)	36,115
39,624	KBC Group NV	2,599,734
2,021	Melexis NV	190,583

Shares	Description	Value ($)

	Belgium — continued
1,544	Orange Belgium SA *	22,615
330,729	Proximus SADP	2,499,655
8,696	Sofina SA	1,953,710
46,524	Solvay SA	5,387,366
79,480	UCB SA	7,129,121

	Total Belgium	29,824,568

	Brazil — 0.9%
122,200	Ambev SA	341,525
619,500	Banco do Brasil SA	5,892,196
4,700	Banco Santander Brasil SA	25,730
202,600	BB Seguridade Participacoes SA	1,242,917
71,100	CPFL Energia SA	490,315
63,700	EDP - Energias do Brasil SA *	309,750
249,035	Enauta Participacoes SA	789,039
45,200	Engie Brasil Energia SA	384,452
57,900	Itau Unibanco Holding SA	272,543
314,200	JBS SA	1,167,452
63,100	Lojas Renner SA	204,257
605,019	Petroleo Brasileiro SA Sponsored ADR	8,500,517
20,200	PRIO SA *	189,353
95,926	Sao Martinho SA	699,873
134,800	Ser Educacional SA *	168,226
37,260	SLC Agricola SA	302,622
85,200	Suzano SA	862,831
28,933	Telefonica Brasil SA ADR (a)	244,194
2,216,400	TIM SA	6,449,516
17,950	TIM SA ADR	263,147
21,500	Transmissora Alianca de Energia Eletrica SA	148,484
460,057	Ultrapar Participacoes SA	1,687,106
147,744	Vale SA	1,941,656

	Total Brazil	32,577,701

	Canada — 3.3%
17,000	Algoma Steel Group Inc (b)	130,092
87,600	Alimentation Couche-Tard Inc (a)	4,580,977
58,000	Anaergia Inc * (b)	16,097
56,200	ARC Resources Ltd	857,225
149,496	B2Gold Corp	461,943
18,884	Bank of Montreal	1,625,724
53,598	Bank of Nova Scotia (The)	2,542,689
24,407	Brookfield Asset Management Ltd – Class A (a)	843,262
96,273	Brookfield Corp – Class A (a)	3,283,872
967	BRP Inc	73,801
850,857	Canaccord Genuity Group Inc (b)	5,358,787
42,024	Canadian Imperial Bank of Commerce	1,664,571
200	Canadian Natural Resources Ltd	12,940
39,282	Canadian Solar Inc *	1,100,289
49,200	Canadian Tire Corp Ltd – Class A	5,836,856
20,900	Canfor Corp *	321,419
18,900	Cascades Inc	177,782

49	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Canada — continued
146,300	Celestica Inc * (b) (c)	3,410,635
43,900	Celestica Inc * (c)	1,023,309
1,835	CGI Inc * (a)	191,097
75,100	China Gold International Resources Corp Ltd	314,320
10,200	Cogeco Inc	377,442
5,500	DREAM Unlimited Corp – Class A (b)	86,497
141,800	Dundee Precious Metals Inc	915,110
10,900	Empire Co Ltd – Class A	283,955
36,266	Enerflex Ltd	223,844
16,100	Enerplus Corp	275,471
1,900	EQB Inc	109,385
1,000	Fairfax Financial Holdings Ltd (a)	824,652
80,900	Finning International Inc	2,540,399
71,700	First Quantum Minerals Ltd	1,926,221
2,200	George Weston Ltd (a)	243,983
9,925	Gildan Activewear Inc	295,963
60,000	Great-West Lifeco Inc (a)	1,724,245
5,100	Hydro One Ltd (a)	132,558
23,900	iA Financial Corp Inc	1,499,410
21,200	Imperial Oil Ltd (b) (c)	1,203,875
11,958	Imperial Oil Ltd (c)	681,128
22,000	Interfor Corp *	371,226
17,212	International Petroleum Corp *	162,137
502,400	Ivanhoe Mines Ltd – Class A*	4,469,248
110,972	Largo Inc *	363,008
109,600	Li-Cycle Holdings Corp * (a)	486,624
3,500	Linamar Corp	183,677
28,061	Logan Energy Corp *	21,598
75,400	Magna International Inc	4,435,163
488,200	Manulife Financial Corp (a) (c)	9,025,485
169,309	Manulife Financial Corp (a) (c)	3,128,830
38,100	Martinrea International Inc	385,173
1,423	Methanex Corp	60,549
71,627	Nutrien Ltd (a) (c)	4,535,422
59,100	Nutrien Ltd (a) (c)	3,743,612
8,200	OceanaGold Corp	17,721
53,100	Onex Corp	3,281,024
39,400	Parex Resources Inc	745,602
109,500	Power Corp of Canada (a)	2,990,342
167,200	Quebecor Inc – Class B (b)	3,822,386
724,783	Resolute Forest Products Inc * (d)	1,449,566
46,900	Russel Metals Inc	1,394,990
19,200	Sleep Country Canada Holdings Inc (b)	351,545
7,861	Spartan Delta Corp	24,551
32,300	Stella-Jones Inc	1,567,908
45,639	Sun Life Financial Inc (a)	2,226,270
34,800	Suncor Energy Inc (b)	1,178,801
178,600	Teck Resources Ltd – Class B (c)	7,386,152
90,628	Teck Resources Ltd – Class B (a) (c)	3,744,749
12,559	Teekay Tankers Ltd – Class A	510,900
43,483	Toronto-Dominion Bank (The)	2,652,898
21,500	Tourmaline Oil Corp	1,102,527
38,900	Vermilion Energy Inc	565,995

Shares	Description	Value ($)

	Canada — continued
4,000	Wajax Corp	83,244
78,700	West Fraser Timber Co Ltd (c)	5,949,096
16,500	West Fraser Timber Co Ltd (c)	1,247,400
24,200	Whitecap Resources Inc (b)	197,906

	Total Canada	121,035,150

	Chile — 0.1%
711,001	Cencosud SA	1,521,968
28,782	Cencosud Shopping SA	48,276
700	Cia Cervecerias Unidas SA Sponsored ADR	10,311
4,846,082	Colbun SA	760,308
33,544	Empresas CMPC SA	60,906
2,067,697	Enel Chile SA	139,331
391,927	Falabella SA	965,423
61,053	Inversiones La Construccion SA	385,840

	Total Chile	3,892,363

	China — 3.0%
282,000	361 Degrees International Ltd	148,387
1,436,000	3SBio Inc	1,200,885
21,174,000	Agricultural Bank of China Ltd – Class H	7,257,484
322,181	Alibaba Group Holding Ltd *	3,739,276
1,471,000	BAIC Motor Corp Ltd – Class H	406,724
2,158,000	Bank of China Ltd – Class H	731,383
1,979,871	Bank of Communications Co Ltd – Class H	1,133,180
338,000	Beijing Enterprises Holdings Ltd	1,266,314
684,000	China BlueChemical Ltd – Class H	169,975
6,460,000	China Cinda Asset Management Co Ltd – Class H	633,497
1,218,000	China Communications Services Corp Ltd – Class H	548,357
404,500	China Conch Venture Holdings Ltd	397,436
19,670,000	China Construction Bank Corp – Class H	10,524,450
1,741,000	China Dongxiang Group Co Ltd	59,840
2,342,000	China Energy Engineering Corp Ltd – Class H	271,364
1,907,000	China Everbright Environment Group Ltd	694,648
3,659,000	China Greenfresh Group Co Ltd * (e)	—
835,000	China High Speed Transmission Equipment Group Co Ltd *	271,230
975,000	China Hongqiao Group Ltd (b)	970,539
927,000	China Lesso Group Holdings Ltd	509,814
825,925	China Medical System Holdings Ltd	1,189,547
581,000	China Overseas Grand Oceans Group Ltd	227,628
1,011,000	China Overseas Land & Investment Ltd	2,131,276
13,338,000	China Petroleum & Chemical Corp – Class H	7,798,808
7,627,000	China Railway Group Ltd – Class H	4,034,915
468,000	China Railway Signal & Communication Corp Ltd – Class H	155,020
1,039,000	China Reinsurance Group Corp – Class H	67,484
2,056,000	China Resources Pharmaceutical Group Ltd	1,372,471
125,000	China Shineway Pharmaceutical Group Ltd	123,444

See accompanying notes to the financial statements.	50

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	China — continued
390,000	China South City Holdings Ltd * (b)	23,078
898,000	China State Construction International Holdings Ltd	998,795
280,000	China Water Affairs Group Ltd	214,677
4,237,600	China Zhongwang Holdings Ltd * (b) (e)	1
4,257,158	CITIC Ltd	4,224,803
1,281,500	COSCO Shipping Holdings Co Ltd – Class H	1,314,158
1,817,000	CRRC Corp Ltd – Class H	894,638
4,252,000	CSPC Pharmaceutical Group Ltd	3,195,836
2,732,313	Dongfeng Motor Group Co Ltd – Class H	1,002,267
176,000	Dongyue Group Ltd	151,025
6,700	ENN Energy Holdings Ltd	52,566
102,500	Fosun International Ltd	64,071
587,000	Fufeng Group Ltd	311,807
169,800	Goldwind Science & Technology Co Ltd	89,069
138,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd – Class H	387,045
1,200,200	Haier Smart Home Co Ltd – Class H	3,717,353
171,000	Henan Shenhuo Coal & Power Co Ltd – Class A	372,169
323,788	Kingboard Holdings Ltd	734,755
292,800	Legend Holdings Corp – Class H	261,731
7,104,000	Lenovo Group Ltd	8,029,835
90,400	Livzon Pharmaceutical Group Inc – Class H	286,957
760,000	Lonking Holdings Ltd	135,525
230,500	Luye Pharma Group Ltd * (b)	84,643
1,784,000	Metallurgical Corp of China Ltd – Class H	388,850
55,000	NetDragon Websoft Holdings Ltd	106,600
290,000	Nexteer Automotive Group Ltd	186,629
8,922,000	PetroChina Co Ltd – Class H	6,436,026
5,962,000	PICC Property & Casualty Co Ltd – Class H	6,856,052
547,500	Ping An Insurance Group Co of China Ltd – Class H	3,277,962
400,000	Poly Property Group Co Ltd	92,883
98,000	Road King Infrastructure Ltd *	23,972
797,200	Shanghai Pharmaceuticals Holding Co Ltd – Class H	1,310,707
1,787,500	Sino-Ocean Group Holding Ltd *	83,139
462,500	Sinopec Engineering Group Co Ltd – Class H	214,042
1,286,000	Sinopharm Group Co Ltd – Class H	3,731,873
1,070,000	Sinotruk Hong Kong Ltd	1,985,701
1,052,000	Skyworth Group Ltd	384,919
50,000	SSY Group Ltd	26,615
490,000	TCL Electronics Holdings Ltd *	191,586
137,738	Tencent Holdings Ltd	5,707,909
844,000	Tianjin Port Development Holdings Ltd	59,092
208,000	Tianneng Power International Ltd (b)	221,581
127,200	Tongcheng-Elong Holdings Ltd *	285,062
440,300	Western Mining Co Ltd – Class A	769,627
412,000	Yadea Group Holdings Ltd	792,131

	Total China	107,715,138

Shares	Description	Value ($)

	Colombia — 0.0%
31,647	Ecopetrol SA Sponsored ADR	369,637

	Czech Republic — 0.0%
159,950	Moneta Money Bank AS	595,797
627	Philip Morris CR AS	491,334

	Total Czech Republic	1,087,131

	Denmark — 0.8%
1,794	AP Moller – Maersk A/S – Class A (a)	3,206,019
3,302	AP Moller – Maersk A/S – Class B (a)	5,994,331
261,854	Danske Bank A/S	5,877,662
142,145	H Lundbeck A/S	720,060
20,111	ISS A/S (a)	356,980
5,433	Matas A/S	84,033
81,164	Pandora A/S	8,405,204
4,681	Rockwool A/S – B Shares	1,194,684
56,897	Vestas Wind Systems A/S *	1,314,611

	Total Denmark	27,153,584

	Egypt — 0.1%
50,854	Abou Kir Fertilizers & Chemical Industries	86,944
584,564	Commercial International Bank Egypt SAE	1,078,285
737,030	Eastern Co SAE	484,717
37,150	Misr Fertilizers Production Co SAE	287,089

	Total Egypt	1,937,035

	Finland — 0.6%
49,759	Kemira Oyj	787,590
87,483	Neste Oyj	3,200,396
2,176,067	Nokia Oyj	8,702,239
305,553	Outokumpu Oyj	1,423,522
2,910	Sanoma Oyj	22,398
229,774	Stora Enso Oyj – R Shares	2,922,166
3,097	TietoEVRY Oyj (a)	75,722
83,054	UPM-Kymmene Oyj	2,842,318
3,992	Valmet Oyj	101,511

	Total Finland	20,077,862

	France — 3.8%
56,808	ALD SA (a)	549,162
28,040	APERAM SA	793,370
217,211	ArcelorMittal SA	5,770,122
16,933	Arkema SA	1,769,483
139,117	AXA SA (a)	4,179,755
1,542	Axway Software SA (a)	39,624
12,268	Beneteau SA	186,525
135,179	BNP Paribas SA	8,741,707
1,626	Boiron SA	91,514
764	Caisse Regionale de Credit Agricole Mutuel Nord de France	11,598
161,858	Cie de Saint-Gobain SA	10,529,208
113,515	Cie Generale des Etablissements Michelin SCA	3,551,427
106,996	Coface SA	1,432,316

51	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	France — continued
17,592	Credit Agricole SA	221,752
22,960	Derichebourg SA (a)	125,338
489	Eiffage SA	48,329
64,479	Elis SA	1,230,583
5,289	Eramet SA (b)	405,045
34,869	Etablissements Maurel et Prom SA	166,780
989	HEXAOM *	16,405
39,690	Ipsen SA	5,141,614
20,962	IPSOS	1,049,010
5,443	Kering SA (a)	2,910,536
5,968	LVMH Moet Hennessy Louis Vuitton SE (a)	5,046,883
3,464	Mersen SA	157,429
8,437	Metropole Television SA	115,602
254,884	Orange SA (a)	2,861,496
103,743	Publicis Groupe SA	8,094,856
25,538	Quadient SA	525,870
108,056	Renault SA	4,359,979
82,296	Rexel SA	1,929,597
2,607	Rothschild & Co	109,207
42,282	Safran SA (a)	6,776,332
103,955	Sanofi	11,071,617
12,823	SMCP SA *	83,384
5,855	Societe BIC SA (a)	374,226
384,134	Societe Generale SA	10,882,963
104,635	STMicroelectronics NV	4,945,050
1,570	Synergie SE	54,976
126,379	Technip Energies NV	2,924,871
147,761	Television Francaise 1	1,198,573

332,308	TotalEnergies SE (a) (c)	20,845,313

2,651	TotalEnergies SE (c)	167,177
37,834	Valeo SE	735,428
43,894	Veolia Environnement SA (a)	1,369,358
407,858	Vivendi SE	3,714,714

	Total France	137,306,104

	Germany — 1.1%
19,265	1&1 AG	286,215
369	Amadeus Fire AG (a)	45,024
4,517	Aurubis AG	373,504
79,022	Bayer AG (Registered)	4,323,494
49,603	Bayerische Motoren Werke AG	5,217,199
30,395	Beiersdorf AG (a)	3,979,775
23,686	Continental AG	1,756,985
62,166	Deutz AG	291,677
561	Draegerwerk AG & Co KGaA	23,112
4,253	Elmos Semiconductor SE	307,433
104,998	Fresenius SE & Co KGaA (a)	3,366,152
728	Hamburger Hafen und Logistik AG (a)	8,003
15,868	Heidelberg Materials AG (a)	1,275,892
21,285	Henkel AG & Co KGaA	1,470,968
682	Hornbach Holding AG & Co KGaA	53,631
4,664	HUGO BOSS AG	351,108
75,901	Kloeckner & Co SE	647,902

Shares	Description	Value ($)

	Germany — continued
1,494	Krones AG	161,777
154,233	Mercedes-Benz Group AG (a)	11,285,967
165,184	ProSiebenSat.1 Media SE (b)	1,309,322
3,620	RTL Group SA *	133,730
7,602	SAF-Holland SE	94,657
13,896	Salzgitter AG	408,856
4,710	Siemens AG (Registered) (a)	707,587
4,172	Siltronic AG	332,616
37,751	Suedzucker AG	608,989
24,820	Talanx AG *	1,668,481
2,102	Traton SE	43,217
1,720	Volkswagen AG (a)	245,797
4,154	Wacker Neuson SE	91,754
1,076	Wuestenrot & Wuerttembergische AG	17,913

	Total Germany	40,888,737

	Greece — 0.1%
42,418	Jumbo SA	1,310,266
48,517	Mytilineos SA	1,967,613
9,909	OPAP SA	167,319
18,325	Terna Energy SA	329,854

	Total Greece	3,775,052

	Hong Kong — 0.7%
334,500	ASMPT Ltd	3,347,310
83,000	Bank of East Asia Ltd (The)	118,208
286,000	BOC Hong Kong Holdings Ltd	794,591
71,000	Chow Sang Sang Holdings International Ltd	84,956
904,000	CITIC Telecom International Holdings Ltd	351,382
135,000	CK Asset Holdings Ltd	744,898
223,500	CK Hutchison Holdings Ltd	1,218,074
1,170,000	CSI Properties Ltd	17,732
183,600	Dah Sing Banking Group Ltd	125,501
57,200	Dah Sing Financial Holdings Ltd	125,694
500,000	E-Commodities Holdings Ltd	89,723
130,000	First Pacific Co Ltd	55,345
363,827	Galaxy Entertainment Group Ltd *	2,404,788
254,000	Giordano International Ltd	97,459
4,000	Hang Lung Group Ltd	5,517
161,000	Health & Happiness H&H International Holdings Ltd	209,773
43,000	Henderson Land Development Co Ltd	118,084
723,000	HKT Trust & HKT Ltd – Class SS	770,476
701,000	IGG Inc *	328,737
211,500	Johnson Electric Holdings Ltd	283,216
290,000	K Wah International Holdings Ltd	87,250
40,500	Kerry Logistics Network Ltd	38,047
191,500	Kerry Properties Ltd	353,846
65,000	Luk Fook Holdings International Ltd	161,065
120,000	New World Development Co Ltd	254,805
221,000	NWS Holdings Ltd	251,640
100,000	Orient Overseas International Ltd (a)	1,341,129

See accompanying notes to the financial statements.	52

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Hong Kong — continued
443,000	Pacific Basin Shipping Ltd (a)	119,967
518,000	Pacific Textiles Holdings Ltd	110,220
264,000	PAX Global Technology Ltd	199,784
636,000	Shun Tak Holdings Ltd *	89,043
283,000	SITC International Holdings Co Ltd	527,826
108,500	SmarTone Telecommunications Holdings Ltd	60,462
92,000	Sun Hung Kai & Co Ltd	32,494
100,000	Sun Hung Kai Properties Ltd (a)	1,125,667
336,000	Swire Pacific Ltd – Class A	2,770,449
43,800	Swire Properties Ltd	91,532
88,500	Techtronic Industries Co Ltd	872,848
137,500	Texhong International Group Ltd	73,576
568,000	VSTECS Holdings Ltd	295,292
103,600	VTech Holdings Ltd	632,427
5,281,000	WH Group Ltd	2,719,689
114,000	Xinyi Glass Holdings Ltd	168,172
222,000	Yue Yuen Industrial Holdings Ltd	278,218

	Total Hong Kong	23,946,912

	Hungary — 0.3%
9,949	Magyar Telekom Telecommunications Plc	13,232
232,506	MOL Hungarian Oil & Gas Plc	1,758,217
161,682	OTP Bank Nyrt	6,592,961
61,542	Richter Gedeon Nyrt	1,540,976

	Total Hungary	9,905,386

	India — 2.6%
42,772	ACC Ltd	1,036,282
79,914	Apollo Tyres Ltd	374,480
64,791	Arvind Ltd	137,251
15	AU Small Finance Bank Ltd	131
51,164	Aurobindo Pharma Ltd	513,390
374	Bajaj Auto Ltd	20,808
23,171	Bandhan Bank Ltd	64,247
232	Bharat Electronics Ltd	374
53,522	Castrol India Ltd	94,229
31,551	City Union Bank Ltd	47,064
19,422	Cochin Shipyard Ltd	212,277
6,197	Colgate-Palmolive India Ltd	144,858
15,446	Coromandel International Ltd	203,618
3,210	Deepak Fertilisers & Petrochemicals Corp Ltd	23,477
22,656	Dhampur Bio Organics Ltd	45,060
17,305	Dhampur Sugar Mills Ltd	53,011
9,474	Dr Reddy’s Laboratories Ltd	642,259
32,744	Dr Reddy’s Laboratories Ltd ADR	2,225,937
4,278	EID Parry India Ltd	24,681
90,693	Engineers India Ltd	169,036
208,862	Exide Industries Ltd	675,022
4,370,413	GAIL India Ltd	6,085,190
18,189	GHCL Ltd	137,247
18,189	GHCL Textiles Ltd * (d)	16,742

Shares	Description	Value ($)

	India — continued
100,718	Glenmark Pharmaceuticals Ltd	934,414
11,124	Godawari Power and Ispat Ltd	82,989
26,212	Great Eastern Shipping Co Ltd (The)	241,779
16,377	Gujarat Narmada Valley Fertilizers & Chemicals Ltd	120,409
586,468	Gujarat State Fertilizers & Chemicals Ltd	1,244,648
198,343	HCL Technologies Ltd	2,812,711
125,685	HDFC Bank Ltd	2,388,372
44,300	HDFC Bank Ltd ADR	2,760,333
640,412	Hindalco Industries Ltd	3,560,461
3	Hindustan Aeronautics Ltd	142
80,552	Hindustan Petroleum Corp Ltd *	241,264
58,692	Hindustan Zinc Ltd	225,537
547,103	Indiabulls Housing Finance Ltd *	1,307,405
539,046	Indian Oil Corp Ltd	579,127
21,755	Indus Towers Ltd *	46,017
106,189	Infosys Ltd	1,841,512
49,500	Infosys Ltd Sponsored ADR (a)	859,815
86,133	IRCON International Ltd	118,576
2,590,538	ITC Ltd	13,745,248
44,245	Jio Financial Services Ltd *	128,268
184,607	Karnataka Bank Ltd (The)	494,373
7,721	Mahanagar Gas Ltd	95,161
117,299	Mahindra & Mahindra Ltd	2,233,538
198,996	Manappuram Finance Ltd	370,588
12,925	Muthoot Finance Ltd	196,611
642,298	National Aluminium Co Ltd	729,438
159,954	NBCC India Ltd	99,488
93,865	NCC Ltd	195,416
1,387,497	NMDC Ltd	2,063,016
201,205	NMDC Steel Ltd *	137,473
875,741	NTPC Ltd	2,317,733
6,691,470	Oil & Natural Gas Corp Ltd	14,050,394
222,445	Oil India Ltd	731,867
3,674	Oracle Financial Services Software Ltd	182,066
330,234	Petronet LNG Ltd	858,261
1,267,275	Power Finance Corp Ltd	3,950,080
22,337	Power Grid Corp of India Ltd	66,091
97,251	PTC India Ltd	163,547
1,825,764	REC Ltd	5,244,537
212,007	Redington Ltd	402,430
44,245	Reliance Industries Ltd	1,285,897
29,001	RITES Ltd	175,059
6	Shriram Finance Ltd	139
123,332	Sun Pharmaceutical Industries Ltd	1,655,753
67,754	Sun TV Network Ltd	505,429
10,732	Tata Consultancy Services Ltd	435,232
2,854,982	Tata Steel Ltd	4,258,094
55,698	Vardhman Textiles Ltd *	262,879
773,015	Vedanta Ltd	2,165,085
69,155	Welspun Corp Ltd	273,029
19,864	Wipro Ltd	98,217
11,281	Zensar Technologies Ltd	72,076

53	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — continued
161,275	Zydus Lifesciences Ltd	1,217,368

	Total India	93,172,063

	Indonesia — 0.4%
2,971,800	AKR Corporindo Tbk PT	273,039
1,238,600	Aneka Tambang Tbk	161,591
4,610,400	Astra International Tbk PT	1,950,682
8,166,000	Bank Central Asia Tbk PT	4,915,975
4,891,784	Bank Mandiri Persero Tbk PT	1,934,396
1,879,900	Bank Negara Indonesia Persero Tbk PT	1,132,087
3,007,300	Bank Pembangunan Daerah Jawa Timur Tbk PT	129,348
7,473,800	Bank Rakyat Indonesia Persero Tbk PT	2,722,676
1,397,200	Global Mediacom Tbk PT *	28,063
1,422,700	Indofood Sukses Makmur Tbk PT	662,872
7,260,800	Kalbe Farma Tbk PT	863,827
1,519,700	Medco Energi Internasional Tbk PT	106,787
5,089,000	Media Nusantara Citra Tbk PT	175,413
15,106,900	Panin Financial Tbk PT *	289,504
2,723,400	Perusahaan Gas Negara Tbk PT	245,692

	Total Indonesia	15,591,952

	Ireland — 0.4%
49,187	AIB Group Plc	223,877
524,506	Bank of Ireland Group Plc	5,222,909
23,177	CRH Plc	1,333,457
33,452	Glanbia Plc	556,055
4,137	Kingspan Group Plc	349,554
38,104	Origin Enterprises Plc	135,507
24,839	Permanent TSB Group Holdings Plc *	56,336
50,861	Ryanair Holdings Plc Sponsored ADR * (a)	5,047,954
57,521	Smurfit Kappa Group Plc	2,413,034

	Total Ireland	15,338,683

	Isle of Man — 0.0%
68,000	Lifezone Holdings Ltd *	972,400

	Israel — 0.5%
5,340	Check Point Software Technologies Ltd *	718,710
3,983	Delek Group Ltd	571,411
142,267	ICL Group Ltd	850,160
481,430	Oil Refineries Ltd	156,790
55,169	Teva Pharmaceutical Industries Ltd *	536,671
663,116	Teva Pharmaceutical Industries Ltd Sponsored ADR *	6,472,012
288,870	Tower Semiconductor Ltd * (f)	8,579,439

	Total Israel	17,885,193

	Italy — 1.5%
21,505	Anima Holding SPA	88,410
24,111	Arnoldo Mondadori Editore SPA	56,178
112,395	Assicurazioni Generali SPA (a)	2,328,036
50,895	Banca IFIS SPA	893,231

Shares	Description	Value ($)

	Italy — continued
1,485,539	Banco BPM SPA	7,087,874
751,750	BPER Banca	2,263,727
2,034	Buzzi Unicem SPA	60,807
60,809	Credito Emiliano SPA	507,914
779,685	Eni SPA	12,055,493
20,711	Esprinet SPA	130,279
47,342	IMMSI SPA	24,980
291,681	Intesa Sanpaolo SPA	778,905
381,954	Leonardo SPA	5,497,450
53,249	Mediobanca Banca di Credito Finanziario SPA	695,143
246,850	MFE-MediaForEurope NV – Class A	124,912
55,171	MFE-MediaForEurope NV – Class B (b)	39,489
59,314	OVS SPA	148,283
102,824	Piaggio & C SPA	392,403
23,768	Poste Italiane SPA (a)	263,847
675,419	Stellantis NV	12,537,972
12,390,182	Telecom Italia SPA *	3,843,826
12,801	Tenaris SA	204,430
5,497	Tenaris SA ADR	175,519
88,414	UniCredit SPA	2,154,040
6,329	Unieuro SPA (b)	70,660
675,738	Unipol Gruppo SPA	3,762,610

	Total Italy	56,186,418

	Japan — 14.7%
13,100	Aichi Corp	85,750
3,900	Amada Co Ltd	41,275
186,400	Amano Corp	4,063,107
5,900	AOKI Holdings Inc	42,275
10,400	Asahi Group Holdings Ltd (a)	404,616
90,300	Astellas Pharma Inc	1,366,272
22,300	Bandai Namco Holdings Inc (a)	517,300
9,100	Bando Chemical Industries Ltd	95,911
35,800	Bridgestone Corp (a)	1,389,962
64,000	Brother Industries Ltd	1,083,108
5,600	Canon Electronics Inc	71,213
103,100	Canon Inc (a)	2,537,709
23,600	Canon Marketing Japan Inc	619,188
8,200	Central Glass Co Ltd	165,026
4,000	Chiyoda Integre Co Ltd	76,819
73,800	Chugoku Marine Paints Ltd	722,356
204,100	Citizen Watch Co Ltd	1,250,050
471,500	Credit Saison Co Ltd	7,369,470
12,900	Dai Nippon Toryo Co Ltd	85,693
109,100	Daicel Corp	910,751
4,000	Dai-Dan Co Ltd	81,981
20,400	Daido Steel Co Ltd	843,267
4,100	Daiichi Jitsugyo Co Ltd	150,318
4,100	Daiken Corp	85,570
3,500	Daito Trust Construction Co Ltd	385,995
54,200	Daiwa House Industry Co Ltd	1,505,447
495,000	Daiwabo Holdings Co Ltd	10,033,623
488,300	Denka Co Ltd	9,204,395

See accompanying notes to the financial statements.	54

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
10,300	Ebara Corp	512,109
40,200	ENEOS Holdings Inc	150,956
198,500	EXEO Group Inc	4,223,158
2,400	FJ Next Holdings Co Ltd	17,301
363,500	Fuji Corp	5,992,099
44,700	Fuji Media Holdings Inc	466,655
157,400	FUJIFILM Holdings Corp	9,301,779
7,700	Fujitsu Ltd (a)	962,437
3,400	G-7 Holdings Inc	29,201
448,600	H.U. Group Holdings Inc	8,112,626
15,600	Hanwa Co Ltd	496,231
287,494	Haseko Corp (b)	3,569,475
73,400	Hitachi Construction Machinery Co Ltd	2,282,311
34,900	Hitachi Ltd (a)	2,319,531
123,500	Hogy Medical Co Ltd	2,709,753
240,800	Honda Motor Co Ltd (a)	7,781,784
40,851	Honda Motor Co Ltd Sponsored ADR (a)	1,320,713
11,100	Horiba Ltd	577,103
36,200	Hosiden Corp	450,213
85,700	Idemitsu Kosan Co Ltd	1,824,237
37,600	Inabata & Co Ltd	817,383
961,500	Inpex Corp	13,464,679
64,800	Isuzu Motors Ltd	829,540
348,900	ITOCHU Corp (a)	13,093,979
11,700	Itochu Enex Co Ltd	118,398
1,300	Itochu-Shokuhin Co Ltd	54,696
25,000	Itoki Corp	237,607
15,500	Jaccs Co Ltd	539,076
500	Japan Aviation Electronics Industry Ltd	10,526
50,400	Japan Petroleum Exploration Co Ltd	1,657,515
64,400	Japan Post Holdings Co Ltd (a)	493,732
392,600	Japan Tobacco Inc (a)	8,596,478
269,243	JSR Corp	7,514,850
19,800	Kaga Electronics Co Ltd	898,565
175,600	Kajima Corp	2,933,002
8,800	Kamei Corp	88,766
37,100	Kandenko Co Ltd	339,881
624,300	Kanematsu Corp	8,787,574
23,400	Kao Corp	903,886
91,500	Kawasaki Kisen Kaisha Ltd (a)	3,066,270
223,800	KDDI Corp (a)	6,652,996
509,000	Kirin Holdings Co Ltd	7,145,977
22,200	Kitz Corp	160,572
70,500	Komatsu Ltd (a)	2,006,303
8,245	Komeri Co Ltd	174,093
193,800	Konoike Transport Co Ltd	2,713,374
400	Krosaki Harima Corp	26,134
369,600	K’s Holdings Corp	3,406,987
161,700	Kyudenko Corp	4,975,629
7,000	Lawson Inc (b)	334,118
5,000	Life Corp	124,665
24,800	Macnica Holdings Inc	1,160,356
655,500	Macromill Inc	3,307,598
536,400	Mandom Corp	5,289,522

Shares	Description	Value ($)

	Japan — continued
305,400	Marubeni Corp (a)	4,989,808
275,600	Maruichi Steel Tube Ltd	7,162,050
5,400	Maruzen Showa Unyu Co Ltd	146,719
256,100	Maxell Ltd	2,775,587
278,300	Mazda Motor Corp	2,899,584
2,200	MCJ Co Ltd	17,976
1,600	Melco Holdings Inc	35,289
75,800	Mirarth Holdings Inc	243,461
142,400	Mitsubishi Corp (a)	7,023,867
784,400	Mitsubishi Electric Corp (a)	10,219,219
30,300	Mitsubishi Materials Corp	508,619
146,700	Mitsubishi Motors Corp	573,823
3,500	Mitsubishi Research Institute Inc (a)	120,569
1,494,200	Mitsubishi UFJ Financial Group Inc	11,920,246
128,600	Mitsui & Co Ltd (a)	4,789,747
2,100	Mitsui DM Sugar Holdings Co Ltd	43,073
249,600	Mitsui OSK Lines Ltd (a)	6,911,657
13,300	Mitsui-Soko Holdings Co Ltd (a)	379,054
34,100	MIXI Inc	569,159
212,500	Mizuho Financial Group Inc	3,501,792
7,200	Modec Inc *	81,805
144,700	Morinaga & Co Ltd	5,258,751
91,300	MS&AD Insurance Group Holdings Inc	3,278,731
157,900	NEC Corp (a)	8,323,046
305,900	NH Foods Ltd	9,490,160
25,000	Nichias Corp	522,879
6,600	Nichiha Corp	141,429
8,400	Nichireki Co Ltd	120,136
7,000	Nippn Corp	99,526
1,000	Nippon Densetsu Kogyo Co Ltd	14,645
10,400	Nippon Soda Co Ltd	384,644
72,300	Nippon Steel Corp (a)	1,709,774
2,755,200	Nippon Telegraph & Telephone Corp (a)	3,181,252
38,000	Nippon Television Holdings Inc	354,037
364,600	Nippon Yusen KK (a)	9,699,961
7,200	Nishi-Nippon Financial Holdings Inc	74,508
273,000	Nissan Motor Co Ltd	1,160,855
5,700	Nisshin Oillio Group Ltd (The)	163,511
3,800	Nissin Corp	67,281
16,800	Niterra Co Ltd	389,871
4,200	Nittetsu Mining Co Ltd	147,132
9,500	Nitto Denko Corp (a)	648,114
41,000	Nojima Corp	359,881
12,900	Nomura Real Estate Holdings Inc	324,608
3,100	Noritake Co Ltd	128,254
432,200	Obayashi Corp	3,914,326
15,900	Okamura Corp (a)	237,024
3,100	Omron Corp	149,583
51,800	Ono Pharmaceutical Co Ltd	978,602
4,100	Organo Corp	113,793
56,600	ORIX Corp (a)	1,055,289
5,900	Osaka Soda Co Ltd	282,662
51,800	Otsuka Holdings Co Ltd	1,967,971
417,400	Pacific Industrial Co Ltd	4,084,731

55	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
49,400	PAL GROUP Holdings Co Ltd	696,731
317,700	Panasonic Holdings Corp (a)	3,656,743
623,900	Penta-Ocean Construction Co Ltd	3,708,039
8,000	Proto Corp	65,079
36,700	Renesas Electronics Corp *	611,410
25,100	Ricoh Co Ltd	204,474
800	Rohm Co Ltd	66,726
43,000	San-A Co Ltd	1,450,463
9,900	San-Ai Oil Co Ltd	113,851
13,100	Sangetsu Corp	271,525
11,900	Sankyo Co Ltd	518,218
217,900	Sankyu Inc	7,597,213
5,200	Santen Pharmaceutical Co Ltd	48,260
65,500	Sanwa Holdings Corp	996,676
80,400	Secom Co Ltd (a)	5,627,015
201,000	Seiko Epson Corp	3,147,337
56,800	Sekisui Chemical Co Ltd	871,162
491,500	Sekisui House Ltd	10,016,471
7,500	Sekisui Jushi Corp	129,473
28,200	Shimamura Co Ltd	2,906,680
247,300	Shimizu Corp	1,663,820
9,100	Shin-Etsu Polymer Co Ltd	85,661
6,200	Shinnihon Corp	52,398
73,200	Shionogi & Co Ltd	3,214,895
2,000	Sinanen Holdings Co Ltd	55,064
9,300	Sinko Industries Ltd	128,615
61,000	SKY Perfect JSAT Holdings Inc	277,308
325,120	Sojitz Corp	6,985,073
13,300	Sompo Holdings Inc (a)	578,783
425,300	Stanley Electric Co Ltd	7,460,985
7,600	Star Micronics Co Ltd	98,068
2,800	Starts Corp Inc	58,757
204,900	Subaru Corp	3,938,870
599,600	SUMCO Corp	8,008,103
166,200	Sumitomo Chemical Co Ltd	460,096
408,000	Sumitomo Corp	8,391,094
43,700	Sumitomo Electric Industries Ltd	534,988
239,100	Sumitomo Forestry Co Ltd	6,728,549
8,700	Sumitomo Heavy Industries Ltd	217,754
18,300	Sumitomo Metal Mining Co Ltd	567,915
231,800	Sumitomo Mitsui Financial Group Inc	10,597,076
208,600	Sumitomo Mitsui Trust Holdings Inc	7,813,905
1,500	Sumitomo Seika Chemicals Co Ltd	46,557
12,800	Suzuki Motor Corp	502,943
647,900	T&D Holdings Inc	10,268,838
96,300	Taisei Corp	3,241,072
4,600	Takasago Thermal Engineering Co Ltd	92,523
5,500	Takeuchi Manufacturing Co Ltd	174,652
10,000	Tamron Co Ltd	308,751
11,400	TBS Holdings Inc	201,520
94,100	TDK Corp	3,424,968
456,100	Teijin Ltd	4,631,255
429,000	THK Co Ltd	7,834,498
21,900	Toho Holdings Co Ltd	438,245

Shares	Description	Value ($)

	Japan — continued
674,700	Tokai Carbon Co Ltd	5,328,943
1,500	Token Corp	78,954
290,400	Tokyo Gas Co Ltd (a)	6,720,018
138,300	Tokyo Seimitsu Co Ltd	7,616,750
215,400	Toppan Inc (a)	5,203,182
480,800	Tosei Corp	6,049,371
200,475	Toshiba Corp	6,335,619
209,900	Tosoh Corp	2,716,062
6,200	Towa Pharmaceutical Co Ltd	118,177
8,600	Toyo Construction Co Ltd	65,475
3,300	Toyo Ink SC Holdings Co Ltd	51,401
56,700	Toyota Industries Corp	4,003,500
82,300	Toyota Tsusho Corp	4,899,205
16,600	TV Asahi Holdings Corp	188,788
11,000	Unipres Corp	92,773
10,400	Wacoal Holdings Corp	228,723
4,100	Warabeya Nichiyo Holdings Co Ltd	76,642
23,800	YAMABIKO Corp	240,542
378,400	Yamaha Motor Co Ltd	9,791,577
23,300	Yamazen Corp	182,617
12,300	Yellow Hat Ltd	159,359
181,500	Yokogawa Bridge Holdings Corp	3,438,921
7,200	Yuasa Trading Co Ltd	211,320
155,800	Zenkoku Hosho Co Ltd	5,397,839

	Total Japan	534,935,820

	Kuwait — 0.0%
11,326	Humansoft Holding Co KSC	118,559

	Malaysia — 0.1%
144,700	AMMB Holdings Bhd	116,408
292,900	Hartalega Holdings Bhd	123,364
293,600	Hibiscus Petroleum Bhd	60,429
208,300	IOI Corp Bhd	180,980
369,700	Kossan Rubber Industries Bhd	102,801
294,000	KPJ Healthcare Bhd	73,600
169,200	MISC Bhd	262,293
354,800	Petronas Chemicals Group Bhd	544,488
7,500	Petronas Gas Bhd	27,655
102,000	PPB Group Bhd	345,533
30,000	RHB Bank Bhd	36,264
168,100	Telekom Malaysia Bhd	184,894
1,901,300	Top Glove Corp Bhd *	313,659

	Total Malaysia	2,372,368

	Mexico — 1.1%
386,115	Arca Continental SAB de CV	3,770,455
198,202	Banco del Bajio SA	623,998
26,344	Cemex SAB de CV Sponsored ADR*	209,962
11,486	Coca-Cola Femsa SAB de CV Sponsored ADR	973,324
1,136,700	Credito Real SAB de CV SOFOM ER * (e)	—
88,900	El Puerto de Liverpool SAB de CV – Class C1	552,884

See accompanying notes to the financial statements.	56

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Mexico — continued
612,619	Fomento Economico Mexicano SAB de CV	6,858,976
9,554	Fomento Economico Mexicano SAB de CV Sponsored ADR	1,075,016
68,700	Gentera SAB de CV	83,687
29,960	Grupo Aeroportuario del Centro Norte SAB de CV	347,473
38,267	Grupo Aeroportuario del Sureste SAB de CV – Class B	1,041,707
1,088	Grupo Aeroportuario del Sureste SAB de CV ADR	296,241
26,400	Grupo Bimbo SAB de CV – Series A	129,890
1,449,769	Grupo Financiero Banorte SAB de CV – Class O	12,306,095
29,255	Grupo Herdez SAB de CV – Series *	71,891
1,700,040	Grupo Mexico SAB de CV – Series B	8,126,053
42,351	Qualitas Controladora SAB de CV	333,184
67,500	Regional SAB de CV	497,308
196,849	Unifin Financiera SAB de CV * (e)	—
920,972	Wal-Mart de Mexico SAB de CV	3,630,846

	Total Mexico	40,928,990

	Netherlands — 2.0%
482,295	ABN AMRO Bank NV CVA GDR (b)	7,094,512
1,218,624	Aegon NV	6,245,440
18,407	AerCap Holdings NV *	1,132,399
3,530	Akzo Nobel NV (a)	286,578
9,884	ASR Nederland NV	432,174
9,661	Brunel International NV	130,235
16,510	Evander Gold Mines Ltd * (d)	179
170,420	EXOR NV	15,081,656
38,978	ForFarmers NV (b)	103,443
120,464	ING Groep NV	1,706,856
122,656	JDE Peet’s NV	3,414,063
403,913	Koninklijke Ahold Delhaize NV	13,211,996
442,010	Koninklijke Philips NV * (a)	9,932,663
44,164	Koninklijke Vopak NV	1,592,279
176,308	NN Group NV (b)	6,787,064
77,881	Randstad NV (a)	4,570,452
72,317	Signify NV	2,044,207
37,991	TomTom NV * (a)	301,491
14,072	Van Lanschot Kempen NV	416,702

	Total Netherlands	74,484,389

	New Zealand — 0.0%
350,196	Meridian Energy Ltd (a)	1,120,212

	Norway — 0.6%
67,369	Austevoll Seafood ASA	487,392
50,195	BW LPG Ltd	608,131
38,887	DNB Bank ASA	768,662
343,867	DNO ASA	320,475
607,026	Elkem ASA	1,253,545
467,342	Equinor ASA	14,352,639
139,926	Europris ASA	796,282

Shares	Description	Value ($)

	Norway — continued
90,555	Hoegh Autoliners ASA (a)	631,091
56,862	Odfjell Drilling Ltd *	193,174
15,675	Stolt-Nielsen Ltd (a)	389,777
8,161	Subsea 7 SA	106,334
11,971	TGS ASA	154,950
109,148	Wallenius Wilhelmsen ASA	882,904

	Total Norway	20,945,356

	Pakistan — 0.0%
456,246	Oil & Gas Development Co Ltd	140,178
43,862	Pakistan Oilfields Ltd	62,867
439,756	Pakistan Petroleum Ltd	95,267

	Total Pakistan	298,312

	Panama — 0.0%
494,873	BAC Holding International Corp	25,890

	Philippines — 0.0%
19,470	Manila Electric Co	118,248
3,393,024	Megaworld Corp	119,222

	Total Philippines	237,470

	Poland — 0.4%
15,769	Asseco Poland SA	280,121
105,282	Bank Polska Kasa Opieki SA	2,748,496
9,973	Budimex SA	1,085,018
75,238	Cyfrowy Polsat SA	247,252
3,276	KGHM Polska Miedz SA	90,337
90,437	Orange Polska SA	156,857
459,989	ORLEN SA	7,022,590
81,900	PGE Polska Grupa Energetyczna SA *	168,114
113,518	Powszechny Zaklad Ubezpieczen SA	1,136,866
1,844	Santander Bank Polska SA *	165,902
7,121	XTB SA	57,150

	Total Poland	13,158,703

	Portugal — 0.3%
451,016	EDP – Energias de Portugal SA	2,054,875
401,421	Galp Energia SGPS SA	5,540,482
160,374	Navigator Co SA (The)	586,817
23,211	REN - Redes Energeticas Nacionais SGPS SA	63,433
1,570,875	Sonae SGPS SA	1,654,811

	Total Portugal	9,900,418

	Qatar — 0.0%
212,279	Ooredoo QPSC	629,868
160,925	Qatar National Cement Co QSC	154,634

	Total Qatar	784,502

	Russia — 0.0%
10,221,010	Alrosa PJSC * (e) (g)	86,789

57	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Russia — continued
376,870,000	Federal Grid Co Unified Energy System PJSC * (e)	5,181
214,678	Fix Price Group Plc GDR* (e)	4,807
415,363	Gazprom Neft PJSC (e)	28,249
4,924,596	Gazprom PJSC * (e)	91,491
75,924	Globaltrans Investment Plc Sponsored GDR (Registered) * (e)	2,553
18,204,300	Inter RAO UES PJSC (e)	7,956
88,304	LSR Group PJSC (e)	6,891
4	LSR Group PJSC GDR (Registered) * (e)	—
192,855	LUKOIL PJSC (e)	137,387
5,760,219	Magnitogorsk Iron & Steel Works PJSC * (e) (g)	33,408
71,800	Mechel PJSC * (e)	1,546
12,797	MMC Norilsk Nickel PJSC * (e)	22,493
8	MMC Norilsk Nickel PJSC ADR * (e)	1
23,942	Mobile TeleSystems PJSC (e)	710
37,065	Mobile TeleSystems PJSC ADR* (e)	2,194
1,472,470	Moscow Exchange MICEX-RTS PJSC (e)	26,447
7,545,000	Mosenergo PJSC (e)	2,396
191,960	Novatek PJSC (e)	33,781
3,493,400	Novolipetsk Steel PJSC * (e)	73,668
6,115	PhosAgro PJSC (e)	4,661
118	PhosAgro PJSC GDR * (e) (g)	30
25,552	Polyus PJSC * (e) (g)	31,105
1	Polyus PJSC GDR (Registered) * (e) (g)	1
1,493	Ros Agro Plc GDR (Registered) * (c) (e)	193
1,208	Ros Agro Plc GDR (Registered) * (c) (e)	99
49,974,140	RusHydro PJSC (e)	5,164
8,073,970	Sberbank of Russia PJSC (e) (g)	223,081
7,395	Severstal PAO * (e) (g)	1,097
261,549	Severstal PJSC GDR (Registered) * (e) (g)	38,712
29,090	SFI PJSC * (e)	1,652
27,770,670	Surgutneftegas PJSC (e)	90,792
986,916	Tatneft PJSC (e)	60,723
725,480	Unipro PJSC * (e)	181
55,470	United Co Rusal International PJSC * (e)	243
752,312,000	VTB Bank PJSC * (e) (g)	2,268

	Total Russia	1,027,950

	Saudi Arabia — 0.1%
67,101	Almarai Co JSC	1,133,244
10,986	Co for Cooperative Insurance (The)	339,598
264,335	Emaar Economic City *	592,713
15,669	Etihad Etisalat Co	188,502
51,530	Jarir Marketing Co	202,755
1,213	Saudi Arabian Oil Co	11,295
247,289	Saudi Telecom Co	2,624,079

	Total Saudi Arabia	5,092,186

	Singapore — 0.6%
621,000	Asian Pay Television Trust	46,856
102,600	Bumitama Agri Ltd	41,727
888,700	ComfortDelGro Corp Ltd	834,407

Shares	Description	Value ($)

	Singapore — continued
66,024	DBS Group Holdings Ltd	1,625,091
122,400	First Real Estate Investment Trust	23,086
331,900	First Resources Ltd	380,177
3,955,300	Golden Agri-Resources Ltd	730,998
465,199	Japfa Ltd	80,858
888,300	Keppel Corp Ltd	4,557,136
222,500	Oversea-Chinese Banking Corp Ltd	2,064,424
242,500	Sasseur Real Estate Investment Trust	125,534
117,800	Sembcorp Industries Ltd	466,122
76,000	Sheng Siong Group Ltd	85,455
241,100	Silverlake Axis Ltd	50,820
230,000	StarHub Ltd	173,518
75,000	United Overseas Bank Ltd	1,575,552
19,600	UOL Group Ltd	96,225
52,000	Venture Corp Ltd	504,013
119,100	Wilmar International Ltd	332,919
315,300	Yangzijiang Financial Holding Ltd (b)	85,072
5,174,677	Yangzijiang Shipbuilding Holdings Ltd	6,467,088
452,600	Yanlord Land Group Ltd *	225,925

	Total Singapore	20,573,003

	South Africa — 1.6%
678,922	Absa Group Ltd	6,545,843
52,471	AECI Ltd	299,546
91,032	African Rainbow Minerals Ltd	859,670
131,374	Anglo American Platinum Ltd	4,581,575
54,813	AngloGold Ashanti Ltd Sponsored ADR	931,821
108,546	Aspen Pharmacare Holdings Ltd	990,342
33,492	Astral Foods Ltd	303,204
127,895	AVI Ltd	489,340
79,908	Barloworld Ltd	358,414
3,095	Bid Corp Ltd	69,494
183,216	Bidvest Group Ltd (The)	2,764,294
955	Capitec Bank Holdings Ltd	80,094
27,397	Clicks Group Ltd	396,645
50,720	Coronation Fund Managers Ltd	85,834
19,500	DRDGOLD Ltd Sponsored ADR	199,290
1,424,909	FirstRand Ltd	5,536,363
242,815	Foschini Group Ltd (The)	1,340,161
96,282	Gold Fields Ltd Sponsored ADR	1,216,042
1,002,727	Impala Platinum Holdings Ltd	5,162,167
57,507	Investec Ltd	337,371
192,263	Kumba Iron Ore Ltd	4,210,225
120,662	Lewis Group Ltd	237,827
78,808	Momentum Metropolitan Holdings	83,864
114,282	Motus Holdings Ltd	613,687
239,253	Mr Price Group Ltd	1,674,480
52,392	MTN Group Ltd	333,169
163,376	MultiChoice Group	678,807
6,997	Naspers Ltd – N Shares	1,187,631
139,153	Nedbank Group Ltd	1,592,831
146,233	Ninety One Ltd	309,274
891,344	Old Mutual Ltd	596,967

See accompanying notes to the financial statements.	58

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	South Africa — continued
26,901	Omnia Holdings Ltd	77,407
85,901	OUTsurance Group Ltd	182,178
299,649	Pepkor Holdings Ltd	258,423
117,365	Pick n Pay Stores Ltd	216,689
10,508	Remgro Ltd	88,129
65,074	Reunert Ltd	206,663
142,091	Sanlam Ltd	510,813
3,420	Santam Ltd	53,845
554,630	Sappi Ltd	1,175,722
48,151	Shoprite Holdings Ltd	672,007
1,472,586	Sibanye Stillwater Ltd	2,221,892
361,400	Sibanye Stillwater Ltd ADR	2,186,470
38,638	SPAR Group Ltd (The)	210,896
84,483	Tiger Brands Ltd	729,739
647,187	Truworths International Ltd	2,483,785
134,491	Vodacom Group Ltd	767,123
634,401	Woolworths Holdings Ltd	2,493,199
101,898	Zeda Ltd *	64,090

	Total South Africa	58,665,342

	South Korea — 2.5%
1,761	BGF retail Co Ltd	208,222
146,916	BNK Financial Group Inc	757,348
32,482	Cheil Worldwide Inc	463,031
14,411	CJ Corp	766,479
32,378	Coway Co Ltd	1,057,238
22,656	Daou Data Corp	254,336
7,260	DB Insurance Co Ltd	448,359
270,400	Dongwon Development Co Ltd	705,422
45,448	E-MART Inc	2,534,456
3,739	Fila Holdings Corp	107,060
60,743	GS Holdings Corp	1,724,062
81,513	Hana Financial Group Inc	2,435,822
11,389	Handsome Co Ltd	163,357
61,619	Hankook Tire & Technology Co Ltd	1,803,658
56,159	HDC Hyundai Development Co-Engineering & Construction	437,962
42,542	Humasis Co Ltd *	80,838
14,737	Hyundai Glovis Co Ltd	1,921,579
2,982	Hyundai Home Shopping Network Corp	98,377
14,119	Hyundai Marine & Fire Insurance Co Ltd	322,836
29,403	Hyundai Mobis Co Ltd	5,133,322
12,366	INTOPS Co Ltd	276,130
85,709	JB Financial Group Co Ltd	628,999
2,703	KB Financial Group Inc ADR	109,120
8,504	KC Co Ltd	112,850
662	KC Tech Co Ltd	10,930
1,538	KCC Glass Corp	48,674
228,019	Kia Corp	13,821,150
649	KIWOOM Securities Co Ltd	50,652
49,512	KT Skylife Co Ltd	237,784
202,183	KT&G Corp	13,283,679
14,643	Kumho Petrochemical Co Ltd	1,380,627
23,897	LG Corp	1,482,526

Shares	Description	Value ($)

	South Korea — continued
100,749	LG Electronics Inc	7,497,893
23,195	LOTTE Fine Chemical Co Ltd	1,058,841
5,172	LOTTE Himart Co Ltd	38,694
23,629	LX International Corp	541,785
524	MegaStudyEdu Co Ltd	20,399
39,449	Mirae Asset Securities Co Ltd	198,557
6,650	NH Investment & Securities Co Ltd	51,778
140	NongShim Co Ltd	48,523
7,153	Orion Corp	658,773
1,956	POSCO Holdings Inc	855,248
100,823	POSCO Holdings Inc Sponsored ADR	11,066,332
1,647	S-1 Corp	69,489
129,525	Samsung Electronics Co Ltd	6,550,888
1,527	Samsung Electronics Co Ltd GDR
	(Registered) (a)	1,924,611
7,663	Samsung Securities Co Ltd	216,280
25,556	SD Biosensor Inc	241,707
18,398	SK Networks Co Ltd	100,293
81,274	SK Square Co Ltd *	2,768,995
1,152	SNT Motiv Co Ltd	42,630
839	Soulbrain Co Ltd	144,209
162	Taekwang Industrial Co Ltd	74,240
8,186	TKG Huchems Co Ltd	137,038
288	Unid Co Ltd	12,647
356,893	Woori Financial Group Inc	3,210,800
75,945	Woori Technology Investment Co Ltd *	200,919
16,763	Youngone Corp	680,337

	Total South Korea	91,278,791

	Spain — 1.9%
403,126	Acerinox SA	4,048,343
70,936	Amadeus IT Group SA (a)	4,867,163
5,951	Applus Services SA (a)	61,104
53,381	Atresmedia Corp de Medios de
	Comunicacion SA	212,052
2,374,532	Banco Bilbao Vizcaya Argentaria SA	18,734,796
7,499,898	Banco de Sabadell SA	8,674,087
3,393,985	Banco Santander SA	13,248,786
57,274	Cia de Distribucion Integral Logista
	Holdings SA (a)	1,552,134
1,514	Faes Farma SA	5,296
18,320	Gestamp Automocion SA	81,892
8,732	Iberdrola SA (a)	103,585
213,014	Industria de Diseno Textil SA (a)	8,160,853
84,757	Prosegur Cia de Seguridad SA	147,914
568,503	Repsol SA	8,786,840
12,611	Solaria Energia y Medio Ambiente SA * (a)	187,397

	Total Spain	68,872,242

	Sweden — 0.7%
22,727	AcadeMedia AB	104,773
81,920	Betsson AB – Class B* (a)	916,622
19,873	Boliden AB	528,433
125,151	Fabege AB	1,071,182

59	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
670,797	Fastighets AB Balder – B Shares*	3,206,156
57,169	Investor AB – B Shares (a)	1,100,379
241,417	Kinnevik AB – Class B* (b)	2,834,776
153,304	Nordea Bank Abp	1,679,484
21,700	Peab AB – Class B	88,060
36,906	Skandinaviska Enskilda Banken AB – Class A	427,873
91,699	Skanska AB – B Shares	1,342,335
627,681	SSAB AB – A Shares	3,600,614
53,229	SSAB AB – B Shares	294,602
49,572	Svenska Cellulosa AB SCA – Class B	659,901
299,470	Svenska Handelsbanken AB – A Shares	2,498,794
784,138	Telefonaktiebolaget LM Ericsson – B Shares	4,024,185
21,630	Volvo AB – A Shares	442,416
57,316	Volvo AB – B Shares (a)	1,155,125
90,707	Volvo Car AB – Class B* (b)	344,382

	Total Sweden	26,320,092

	Switzerland — 1.4%
6,714	ABB Ltd (Registered) (a)	255,321
193,476	Adecco Group AG (Registered) (a)	8,322,388
827	Galenica AG (a)	65,630
2,287	Holcim Ltd (a)	151,240
116,054	Logitech International SA (Registered) (c)	8,028,906
1,784	Logitech International SA (Registered) (c)	122,775
6,653	Mobilezone Holding AG (Registered)	103,788
41,693	Novartis AG (Registered) (a)	4,196,055
74,288	Novartis AG Sponsored ADR (a)	7,464,458
1,655	Roche Holding AG	515,795
60,750	Roche Holding AG – Genusschein (a)	17,829,409
795	Swiss Life Holding AG (Registered) (a)	497,881
985	Swisscom AG (Registered) (a)	599,756
7,202	u-blox Holding AG	642,029
21,633	UBS Group AG (Registered) (a)	572,987
316	Zurich Insurance Group AG (a)	148,170

	Total Switzerland	49,516,588

	Taiwan — 3.2%
214,000	Acer Inc	245,368
5,898	Advantech Co Ltd	63,470
280,235	AmTRAN Technology Co Ltd	107,226
219,418	ASE Technology Holding Co Ltd ADR	1,803,616
64,000	Asia Cement Corp	80,169
285,672	Asustek Computer Inc	3,599,179
36,000	Aten International Co Ltd	92,474
1,331,000	Catcher Technology Co Ltd	7,530,732
520,490	Chicony Electronics Co Ltd	1,687,699
742,000	Chipbond Technology Corp	1,624,270
166,000	ChipMOS Technologies Inc	199,651
101,540	Chong Hong Construction Co Ltd	230,253
823,000	Compal Electronics Inc	821,721
140,080	Coretronic Corp	347,003

Shares	Description	Value ($)

	Taiwan — continued
253,000	Delta Electronics Inc	2,734,144
1,650,000	Evergreen Marine Corp Taiwan Ltd	5,510,221
262,000	Farglory Land Development Co Ltd	457,061
643,230	First Financial Holding Co Ltd	530,871
130,709	FLEXium Interconnect Inc	372,400
35,000	Formosa Advanced Technologies Co Ltd	43,184
374,000	Formosa Plastics Corp	933,658
442,000	Foxconn Technology Co Ltd	771,343
839,148	Fubon Financial Holding Co Ltd	1,673,397
4,000	Fusheng Precision Co Ltd	24,852
63,000	Getac Technology Corp	138,825
756,000	Grand Pacific Petrochemical	398,576
3,723,406	Hon Hai Precision Industry Co Ltd	12,431,493
197,000	Huaku Development Co Ltd	553,569
14,279	Innodisk Corp	125,314
184,000	Inventec Corp	324,144
183,000	King’s Town Bank Co Ltd	212,120
148,000	Kung Long Batteries Industrial Co Ltd	617,762
94,000	Largan Precision Co Ltd	6,037,540
511,000	Lite-On Technology Corp ADR	2,184,557
5,000	Makalot Industrial Co Ltd	52,450
180,000	MediaTek Inc	3,969,621
707,000	Micro-Star International Co Ltd	3,535,393
429,000	Mitac Holdings Corp	543,859
124,000	Nan Ya Plastics Corp	257,348
295,502	Nantex Industry Co Ltd	337,344
6,000	Nien Made Enterprise Co Ltd	56,233
361,000	Novatek Microelectronics Corp	4,512,823
9,000	Phison Electronics Corp	119,338
1,445,566	Pou Chen Corp	1,297,059
264,000	Primax Electronics Ltd	548,279
705,263	Radiant Opto-Electronics Corp	2,643,148
10,000	Raydium Semiconductor Corp	100,795
233,000	Ruentex Industries Ltd	455,223
137,280	Shin Zu Shing Co Ltd	355,930
128,000	Shinkong Insurance Co Ltd	230,654
45,500	Silicon Motion Technology Corp ADR * (f)	2,471,105
160,000	Simplo Technology Co Ltd	1,543,048
8,000	Soft-World International Corp	24,217
3,300	Sporton International Inc	26,540
286,000	Syncmold Enterprise Corp	540,222
43,000	Synnex Technology International Corp	82,417
28,000	T3EX Global Holdings Corp	65,359
24,311	Tah Hsin Industrial Corp	54,022
61,000	TaiDoc Technology Corp *	328,659
27,000	Taiwan Hon Chuan Enterprise Co Ltd	88,370
278,000	Taiwan Semiconductor Manufacturing Co Ltd	4,776,860
122,325	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR (a)	11,445,950
104,000	Taiwan Union Technology Corp	407,013
109,699	TOPBI International Holdings Ltd *	38,069
10,000	Topkey Corp	52,789
305,000	Transcend Information Inc	692,775

See accompanying notes to the financial statements.	60

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Taiwan — continued
231,000	Tripod Technology Corp	1,368,141
30,000	Tung Ho Steel Enterprise Corp	56,384
127,681	United Integrated Services Co Ltd	869,730
652,000	United Microelectronics Corp	930,892
304,000	Universal Inc	216,454
944,400	Wan Hai Lines Ltd	1,340,535
253,000	Win Semiconductors Corp	1,080,433
2,187,000	Wistron Corp	7,995,350
17,000	Yageo Corp	258,251
3,780,000	Yang Ming Marine Transport Corp	5,006,763
232,000	Youngtek Electronics Corp	414,758
2,325,365	Yuanta Financial Holding Co Ltd	1,779,307
53,000	Zhen Ding Technology Holding Ltd	160,450

	Total Taiwan	117,638,222

	Thailand — 0.8%
4,984,700	AP Thailand Pcl NVDR	1,807,116
197,300	Bangchak Corp Pcl NVDR	218,174
1,394,500	Bangkok Bank Pcl NVDR	6,746,365
270,500	Bangkok Dusit Medical Services Pcl NVDR	216,222
425,100	Carabao Group Pcl NVDR	1,044,009
226,000	GFPT Pcl NVDR	70,341
483,200	Kasikornbank Pcl NVDR	1,799,985
19,189,300	Krung Thai Bank Pcl NVDR	10,570,920
159,808	Pruksa Holding Pcl (Foreign Registered)	61,121
565,380	Pruksa Holding Pcl NVDR	216,238
618,300	PTT Exploration & Production Pcl NVDR	2,799,185
116,700	Regional Container Lines Pcl NVDR	71,943
14,212,300	Sansiri Pcl NVDR	827,395
38,800	Siam Cement Pcl NVDR (The)	346,632
207,800	Somboon Advance Technology Pcl NVDR	112,684
564,100	Sri Trang Agro-Industry Pcl NVDR	235,058
522,300	Sri Trang Gloves Thailand Pcl NVDR	108,090
732,000	Srisawad Corp Pcl NVDR	1,066,096
460,400	Supalai Pcl NVDR	285,175
272,400	Thai Oil Pcl NVDR	400,635
317,000	Thai Union Group Pcl NVDR	129,419
208,230	Thai Vegetable Oil Pcl NVDR	139,104

	Total Thailand	29,271,907

	Turkey — 0.7%
7,299,329	Akbank TAS	7,852,238
15,498	Anadolu Efes Biracilik Ve Malt Sanayii AS	62,510
834,468	Aselsan Elektronik Sanayi Ve Ticaret AS	1,199,516
35,001	Dogus Otomotiv Servis ve Ticaret AS	373,669
1,114,203	Haci Omer Sabanci Holding AS	2,491,246
263,729	Is Yatirim Menkul Degerler AS	418,996
708,030	KOC Holding AS	3,756,915
128,827	Koza Anadolu Metal Madencilik Isletmeleri AS *	315,389
363,123	Qua Granite Hayal *	94,423
1,084,019	Turkcell Iletisim Hizmetleri AS *	2,260,637

Shares	Description	Value ($)

	Turkey — continued
9,076,792	Yapi ve Kredi Bankasi AS	5,390,938

	Total Turkey	24,216,477

	Ukraine — 0.0%
36,516	Kernel Holding SA *	97,461

	United Arab Emirates — 0.0%
668,769	Abu Dhabi National Oil Co for Distribution PJSC	693,553
165,684	Emirates NBD Bank PJSC	737,255

	Total United Arab Emirates	1,430,808

	United Kingdom — 4.5%
694,700	3i Group Plc	17,493,549
54,184	Abcam Plc ADR Sponsored ADR*	1,225,642
171,813	Aberdeen Plc	358,414
215,341	Anglo American Plc	5,726,275
278,407	Balfour Beatty Plc	1,152,679
16,420	Bank of Georgia Group Plc	724,366
1,127,574	Barclays Plc	2,100,284
145,632	Barclays Plc Sponsored ADR	1,093,696
1,116,377	Barratt Developments Plc	6,399,600
96,072	Bellway Plc	2,596,204
127,305	Berkeley Group Holdings Plc (The)	6,540,440
611,164	BP Plc (a)	3,776,556
109,236	BP Plc Sponsored ADR (a)	4,061,394
160,362	British American Tobacco Plc (a)	5,311,885
203,528	British American Tobacco Plc Sponsored ADR (a)	6,757,130
6,559,788	BT Group Plc	9,596,388
33,104	Burberry Group Plc (a)	913,989
63,405	Centamin Plc	70,421
2,164,663	Centrica Plc (a)	4,154,777
256,883	Coca-Cola HBC AG	7,400,003
233,243	Compass Group Plc (a)	5,881,621
49,556	Crest Nicholson Holdings Plc	113,126
30,601	Evraz Plc * (e)	793
714,155	Ferrexpo Plc *	699,376
823,662	Glencore Plc (a)	4,386,160
52,094	GSK Plc	912,475
122,134	GSK Plc Sponsored ADR	4,290,567
16,686	Halfords Group Plc	38,602
158,069	Harbour Energy Plc	500,076
1,020,392	HSBC Holdings Plc	7,527,643
10,093	HSBC Holdings Plc Sponsored ADR (a)	376,671
115,743	IG Group Holdings Plc	990,662
133,347	Imperial Brands Plc	3,019,187
27,836	International Personal Finance Plc	43,904
49,321	Investec Plc	291,323
1,734,569	ITV Plc	1,551,141
1,169,554	J Sainsbury Plc	3,999,585
11,440	Keller Group Plc	111,482
1,718,628	Kingfisher Plc	5,093,140
2,282,001	Lloyds Banking Group Plc	1,219,188

61	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued
37,865	Marks & Spencer Group Plc *	108,604
11,160	Mondi Plc	185,377
192,029	Moneysupermarket.com Group plc	603,759
24,849	Morgan Sindall Group Plc	619,876
228,099	OSB Group Plc	984,247
12,499	Paragon Banking Group Plc	83,311
126,769	Persimmon Plc	1,709,007
80,558	Plus500 Ltd	1,456,921
47,642	Premier Foods Plc	74,436
48,441	Reach Plc	44,990
129,085	Redde Northgate Plc	524,822
220,810	Redrow Plc	1,327,302
33,984	Rio Tinto Plc (a)	2,092,892
32,504	Serica Energy Plc	102,841
311,113	Shell Plc (a)	9,512,361
122,037	Standard Chartered Plc	1,098,053
1,496,695	Taylor Wimpey Plc	2,163,020
10,766	TBC Bank Group Plc	387,736
276,463	Tesco Plc	930,099
13,574	Unilever Plc Sponsored ADR (a)	692,545
70,780	Vesuvius Plc	394,779
2,985,263	Vodafone Group Plc (a)	2,767,496
803,937	Vodafone Group Plc Sponsored ADR (a)	7,492,693
142,584	WPP Plc	1,382,123

	Total United Kingdom	165,239,704

	United States — 24.1%
72,834	3M Co. (a)	7,769,203
6,821	Academy Sports & Outdoors, Inc.	372,222
232,896	Activision Blizzard, Inc. (a)	21,424,103
456	Acuity Brands, Inc.	73,544
3,210	Adtalem Global Education, Inc. * (a)	140,759
45,998	Aemetis, Inc. *	230,450
4,595	Affiliated Managers Group, Inc.	615,776
6,930	Aflac, Inc. (a)	516,771
14,485	AGCO Corp.	1,876,242
5,124	Akamai Technologies, Inc. * (a)	538,481
347,305	Albertsons Cos., Inc. – Class A (f)	7,779,632
10,300	Alcoa Corp.	309,824
3,480	Allison Transmission Holdings, Inc.	210,366
242,390	Ally Financial, Inc. (a)	6,711,779
91,615	Alphabet, Inc. – Class A* (a)	12,475,215
49,636	Alphabet, Inc. – Class C* (a)	6,817,505
80,535	Amedisys, Inc. *	7,550,156
70,913	Ameresco, Inc. – Class A*	3,084,006
93,323	American Equity Investment Life Holding Co. *	5,009,579
47,313	American Express Co. (a)	7,474,981
1,888,723	Anchor Hocking Holdings, Inc. * (e)	1,548,753
17,565	Archer-Daniels-Midland Co. (a)	1,392,904
54,858	Arrow Electronics, Inc. *	7,319,703
2,000	Aspen Technology, Inc. * (a)	388,000
162,775	AT&T, Inc. (a)	2,407,442
1,554	Atkore, Inc. *	239,269

Shares	Description	Value ($)

	United States — continued
2,897	AutoNation, Inc. *	455,090
12,159	Avnet, Inc.	617,069
193,972	Bank of America Corp. (a)	5,561,177
42,334	Bank of New York Mellon Corp. (The) (a)	1,899,527
55,803	Best Buy Co., Inc. (a)	4,266,139
6,660	Biogen, Inc. *	1,780,618
15,279	Bio-Rad Laboratories, Inc. – Class A*	6,114,656
2,178	Booking Holdings, Inc. * (a)	6,762,755
257,464	BorgWarner, Inc.	10,491,658
64,090	Bristol-Myers Squibb Co. (a)	3,951,148
99,576	Bruin Blocker LLC * (e)	1,197
8,569	Brunswick Corp.	677,979
38,802	Builders FirstSource, Inc. *	5,627,842
11,800	California Resources Corp.	658,912
83,480	Capital One Financial Corp. (a)	8,547,517
71,080	Capri Holdings Ltd. *	3,730,989
28,342	CarMax, Inc. * (a)	2,314,975
92,378	Carrier Global Corp. (a)	5,307,116
3,800	Carter’s, Inc.	271,966
1,787	Caterpillar, Inc. (a)	502,379
60,925	CBRE Group, Inc. – Class A* (a)	5,181,671
78,402	Centene Corp. * (a)	4,833,483
70,849	Chesapeake Energy Corp.	6,249,590
47,294	Chevron Corp. (a)	7,619,063
10,944	Cigna Group (The) (a)	3,023,389
88,021	Cisco Systems, Inc. (a)	5,048,004
203,638	Citigroup, Inc. (a)	8,408,213
178,741	Clean Energy Fuels Corp. *	761,437
367,681	Cleveland-Cliffs, Inc. *	5,621,842
125,381	Cognizant Technology Solutions Corp. – Class A (a)	8,978,533
277,621	Comcast Corp. – Class A (a)	12,981,558
3,541	Commercial Metals Co.	199,323
4,187	ConocoPhillips (a)	498,379
8,900	Corteva, Inc. (a)	449,539
5,049	Crane NXT Co.	299,709
10,968	Cummins, Inc. (a)	2,523,079
130,990	CVS Health Corp. (a)	8,536,618
155,999	Darling Ingredients, Inc. * (a)	9,634,498
1,000	Deere & Co. (a)	410,940
43,170	Dell Technologies, Inc. – Class C (a)	2,427,881
82,812	Denbury, Inc. *	7,583,923
7,173	Devon Energy Corp.	366,469
1,090	Dick’s Sporting Goods, Inc.	126,811
73,768	Discover Financial Services (a)	6,644,284
398,904	DISH Network Corp. – Class A*	2,393,424
34,167	DR Horton, Inc. (a)	4,066,556
6,934	Dropbox, Inc. – Class A* (a)	192,696
186,669	eBay, Inc. (a)	8,359,038
7,531	Elevance Health, Inc. (a)	3,328,777
3,061	Encore Wire Corp.	504,483
4,100	Enphase Energy, Inc. *	518,773
59,602	EOG Resources, Inc.	7,666,009
49,894	Expedia Group, Inc. * (a)	5,408,011

See accompanying notes to the financial statements.	62

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
59,032	Exxon Mobil Corp. (a)	6,563,768
1,892	FedEx Corp. (a)	493,850
5,447	Ferguson Plc (a)	880,017
165,580	Fidelity National Financial, Inc.	6,855,012
2,900	First Solar, Inc. *	548,448
3,160	FMC Corp. (a)	272,487
4,653	Foot Locker, Inc.	91,292
669,365	Ford Motor Co. (a)	8,119,397
43,618	Fortune Brands Innovations, Inc.	3,010,514
51,280	Fox Corp. – Class A	1,695,317
186,861	Fox Corp. – Class B	5,702,998
206,822	Franklin Resources, Inc. (a)	5,530,420
38,500	Freeport-McMoRan, Inc. (a)	1,536,535
13,700	Gap, Inc. (The)	158,646
2,567	Garmin Ltd. (a)	272,153
201,500	GCI Liberty, Inc. * (b) (d)	—
13,627	Generac Holdings, Inc. *	1,619,024
16,023	General Electric Co. (a)	1,833,993
222,554	General Motors Co. (a)	7,457,785
18,568	General Mills, Inc. (a)	1,256,311
31,942	Gilead Sciences, Inc. (a)	2,442,924
84,900	Globus Medical, Inc. – Class A* (a) (f)	4,593,090
20,290	Goldman Sachs Group, Inc. (The) (a)	6,649,236
255,436	GrafTech International Ltd.	904,243
285	Graham Holdings Co. – Class B (a)	167,104
153,765	Green Plains, Inc. *	4,772,866
2,120	Group 1 Automotive, Inc.	560,570
30,669	H&R Block, Inc. (a)	1,226,147
4,309	Harley-Davidson, Inc.	145,429
17,641	Hartford Financial Services Group, Inc. (The) (a)	1,266,977
9,275	Hasbro, Inc.	667,800
36,178	HEICO Corp. – Class A	4,899,587
28,600	Hess Corp.	4,418,700
181,421	Hewlett Packard Enterprise Co.	3,082,343
28,472	Hilton Worldwide Holdings, Inc. (a)	4,232,363
1,800	HNI Corp. (a)	58,968
36,157	Horizon Therapeutics Plc *	4,076,340
299,070	HP, Inc. (a)	8,885,370
2,247	Humana, Inc. (a)	1,037,283
8,900	Huntsman Corp.	248,043
82,600	Incyte Corp. *	5,330,178
362,588	Intel Corp. (a)	12,741,342
46,832	Intercontinental Exchange, Inc. (a)	5,525,708
79,193	International Business Machines Corp. (a)	11,627,908
172,238	Invesco Ltd. (a)	2,742,029
33,925	Janus Henderson Group Plc	931,920
31,417	Jazz Pharmaceuticals Plc *	4,503,941
12,977	Johnson & Johnson (a)	2,098,121
530	Jones Lang LaSalle, Inc. *	91,584
55,028	JPMorgan Chase & Co. (a)	8,052,247
5,294	Kellogg Co. (a)	323,040
31,543	Kenvue, Inc. (a)	727,066
2,343	Keysight Technologies, Inc. *	312,322

Shares	Description	Value ($)

	United States — continued
365,060	Kinder Morgan, Inc.	6,286,333
14,450	Kohl’s Corp.	384,948
967,551	Kosmos Energy Ltd. *	7,043,771
210,571	Kraft Heinz Co. (The) (a)	6,967,794
61,264	Kroger Co. (The) (a)	2,842,037
858	Kulicke & Soffa Industries, Inc.	44,384
23,723	Laboratory Corp. of America Holdings (a)	4,936,756
6,927	Lam Research Corp. (a)	4,865,525
73,771	Las Vegas Sands Corp. (a)	4,047,077
5,149	La-Z-Boy, Inc.	158,847
6,228	Lear Corp.	897,393
34,026	Lennar Corp. – Class A (a)	4,052,156
136,946	Liberty Broadband Corp. – Class C*	12,812,668
450,329	Liberty Global Plc – Class A*	8,304,067
76,615	Liberty Global Plc – Class C*	1,520,042
41,543	Liberty Media Corp.-Liberty Formula One – Class A*	2,519,583
1,778	Liberty Media Corp.-Liberty Live – Class A*	59,225
78,809	Livent Corp. *	1,692,029
69,688	LyondellBasell Industries NV – Class A (a)	6,883,084
3,400	M&T Bank Corp.	425,170
42,414	Macy’s, Inc.	518,723
13,072	ManpowerGroup, Inc. (a)	1,030,989
21,739	Marathon Petroleum Corp.	3,103,677
3,158	Markel Group, Inc. *	4,670,429
136,419	Match Group, Inc. *	6,393,959
1,400	Matson, Inc. (a)	123,032
51,876	Merck & Co., Inc. (a)	5,653,446
60,806	Meta Platforms, Inc. – Class A* (a)	17,991,887
31,645	MetLife, Inc. (a)	2,004,394
42,924	MGIC Investment Corp.	754,604
163,195	Micron Technology, Inc.	11,413,858
53,585	Moderna, Inc. *	6,058,856
48,100	Mohawk Industries, Inc. *	4,876,859
34,595	Molson Coors Brewing Co. – Class B (a)	2,196,437
1,164	Morgan Stanley (a)	99,115
155,624	Mosaic Co. (The) (a)	6,045,992
13,571	National Instruments Corp.	808,832
1,066	NetApp, Inc.	81,762
74,018	New Relic, Inc. * (a)	6,299,672
1,858	Nordstrom, Inc.	30,137
2,040	Northern Trust Corp. (a)	155,183
45,245	NRG Energy, Inc. (a)	1,698,950
47,383	Nucor Corp. (a)	8,154,614
3,315	OneMain Holdings, Inc.	137,606
5,063	Oracle Corp. (a)	609,535
30,915	Otis Worldwide Corp. (a)	2,644,778
144,985	Ovintiv, Inc.	6,808,496
9,679	Owens Corning	1,392,905
46,517	PACCAR, Inc. (a)	3,827,884
355,277	Paramount Global – Class B	5,361,130
99,177	PayPal Holdings, Inc. * (a)	6,199,554
755,227	Pershing Square Tontine Holdings Ltd. * (d)	75,523

63	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
321,472	Pfizer, Inc. (a)	11,373,679
19,391	Phillips 66	2,213,677
21,728	Phinia, Inc. *	604,038
8,865	Pinterest, Inc. – Class A*	243,699
2,663	PNC Financial Services Group, Inc.	321,504
319,308	PNM Resources, Inc.	14,148,537
8,300	PotlatchDeltic Corp. (REIT) (a)	392,258
7,314	Principal Financial Group, Inc. (a)	568,371
8,592	Procter & Gamble Co. (a)	1,326,089
53,069	PulteGroup, Inc. (a)	4,354,842
10,642	PVH Corp.	889,671
85,399	QUALCOMM, Inc. (a)	9,780,747
45,501	Radian Group, Inc.	1,232,167
10,666	Regeneron Pharmaceuticals, Inc. * (a)	8,815,342
27,214	Regions Financial Corp.	499,105
3,090	Reliance Steel & Aluminum Co. (a)	880,526
3,859	Robert Half, Inc. (a)	285,412
95,337	RPT Realty (REIT)	1,081,122
41,414	RTX Corp. (a)	3,563,261
3,522	Schneider National, Inc. – Class B (a)	101,821
51,269	Seagen, Inc. *	10,565,003
1,737	Sensata Technologies Holding Plc	65,346
42,914	Skyworks Solutions, Inc.	4,666,468
17,400	SolarEdge Technologies, Inc. *	2,828,718
348,000	Spirit Airlines, Inc. (f)	5,742,000
116,593	Sportsman’s Warehouse Holdings, Inc. *	560,812
22,077	State Street Corp. (a)	1,517,573
73,273	Steel Dynamics, Inc.	7,810,169
5,346	Stewart Information Services Corp.	247,627
183,583	Sunrun, Inc. *	2,869,402
241,246	Synchrony Financial (a)	7,787,421
118,267	Syneos Health, Inc. *	5,053,549
716	T. Rowe Price Group, Inc. (a)	80,357
3,619	Tapestry, Inc.	120,585
1,706	Target Corp. (a)	215,894
3,417	Taylor Morrison Home Corp. *	161,966
12,562	Texas Instruments, Inc. (a)	2,111,170
54,472	Textron, Inc.	4,233,019
1,886	Timken Co. (The)	144,128
3,700	TRI Pointe Homes, Inc. *	115,070
121,435	Triton International Ltd	10,189,611
5,869	TRU TAJ Liquidation Unit Trust / TRU TAJ Finance, Inc. * (e)	59
160,204	TRU TAJ LLC / TRU Taj Finance, Inc. * (e)	493,962
139,104	Tyson Foods, Inc. – Class A (a)	7,410,070
2,858	UFP Industries, Inc.	298,232
1,544	United Rentals, Inc. (a)	735,778
1,142	UnitedHealth Group, Inc. (a)	544,254
2,872	Universal Corp.	136,765
22,148	Universal Health Services, Inc. – Class B (a)	2,983,336
22,018	Unum Group	1,083,065
141,138	US Bancorp	5,155,771
700	USANA Health Sciences, Inc. *	45,003

Shares	Description	Value ($)

	United States — continued
8,130	Valero Energy Corp.	1,056,087
326,621	Verizon Communications, Inc. (a)	11,425,203
62,328	VF Corp.	1,231,601
671,462	Viatris, Inc.	7,218,216
48,611	VMware, Inc. – Class A* (a)	8,204,565
40,900	W&T Offshore, Inc. *	166,872
189,616	Walgreens Boots Alliance, Inc. (a)	4,799,181
113,305	Wells Fargo & Co. (a)	4,678,363
30,736	Western Union Co. (The)	379,590
120,800	Western Digital Corp. *	5,436,000
40,892	Westlake Corp. (a)	5,356,034
2,141	Westmoreland Mining Holdings * (d)	8,564
21,680	Whirlpool Corp.	3,034,333
2,422	Williams-Sonoma, Inc.	341,986
8,700	Xerox Holdings Corp.	138,243
92,151	Zoom Video Communications, Inc. –
	Class A* (a)	6,545,486

	Total United States	880,538,215

	Vietnam — 0.2%
565,800	Duc Giang Chemicals JSC	2,051,162
32,300	PetroVietnam Ca Mau Fertilizer JSC	41,489
96,600	PetroVietnam Technical Services Corp	142,421
521,222	Saigon - Hanoi Commercial Joint Stock Bank *	268,874
347,200	Saigon Thuong Tin Commercial JSB *	469,950
656,200	SSI Securities Corp	907,869
247,300	Vietnam Dairy Products JSC	798,534
340,700	Vietnam Joint Stock Commercial Bank for Industry and Trade *	458,425
2,698,600	VNDirect Securities Corp *	2,626,271

	Total Vietnam	7,764,995

	TOTAL COMMON STOCKS (COST $3,384,168,914)	3,083,576,064

	PREFERRED STOCKS (h) — 2.1%

	Brazil — 1.4%
1,921,057	Bradespar SA	8,728,462
5,700	Cia de Ferro Ligas da Bahia	53,270
515,200	Cia Energetica de Minas Gerais	1,282,785
406,150	Gerdau SA	2,120,128
1,431,963	Gerdau SA Sponsored ADR	7,460,527
776,600	Itausa SA	1,449,053
425,200	Metalurgica Gerdau SA	1,014,906
2,401,000	Petroleo Brasileiro SA	15,486,100
997,580	Petroleo Brasileiro SA Sponsored ADR	12,908,685
14,500	Unipar Carbocloro SA – Class B	226,341

	Total Brazil	50,730,257

	Chile — 0.1%
17,622	Embotelladora Andina SA – Class B	44,439

See accompanying notes to the financial statements.	64

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Chile — continued
25,700	Sociedad Quimica y Minera de Chile SA
	Sponsored ADR	1,608,563

	Total Chile	1,653,002

	Colombia — 0.0%
883	Bancolombia SA Sponsored ADR	23,576

	Germany — 0.3%
41,971	Bayerische Motoren Werke AG	4,032,639
1,377	Draegerwerk AG & Co KGaA	66,553
28,802	Henkel AG & Co KGaA (a)	2,207,121
15,275	Porsche Automobil Holding SE	819,306
58,160	Schaeffler AG	345,216
3,461	Villeroy & Boch AG	63,055
34,698	Volkswagen AG (a)	4,246,425

	Total Germany	11,780,315

	Russia — 0.0%
15,222	Bashneft PJSC (e)	2,258
79,750	Nizhnekamskneftekhim PJSC (e)	728
49,530	Sberbank of Russia PJSC (e) (g)	1,368
20,862,000	Surgutneftegas PJSC (e)	108,417
12,313	Tatneft PJSC (e)	751
337	Transneft PJSC (e)	4,664

	Total Russia	118,186

	South Korea — 0.3%
5,895	Hyundai Motor Co GDR (Registered)	222,647
1,313	Hyundai Motor Co Ltd	101,047
6,750	LG Electronics Inc	238,947
219,488	Samsung Electronics Co Ltd	8,959,491
1,358	Samsung Electronics Co Ltd GDR (Registered)	1,379,976

	Total South Korea	10,902,108

	Taiwan — 0.0%
10,864	Chailease Holding Co Ltd	33,163

	United States — 0.0%
1,288,200	NII Holdings, Inc. * (d)	450,870

	TOTAL PREFERRED STOCKS (COST $88,916,221)	75,691,477

	RIGHTS/WARRANTS — 0.0%

	Brazil — 0.0%
BRL10,800	Itausa SA, Expires 09/22/23*	5,976

	Canada — 0.0%
222,285	Clementia Pharmaceuticals Inc * (d)	222

Shares / Par Value†	Description	Value ($)

	United States — 0.0%
408,963	Bristol-Myers Squibb Co. CVR * (d)	920,167
50,914	Contra Abiomed, Inc. * (d)	89,099

	Total United States	1,009,266

	TOTAL RIGHTS/WARRANTS (COST $1,235,833)	1,015,464

	INVESTMENT FUNDS — 0.3%

	United States — 0.3%
4,418,828	Altaba, Inc.* (d)	10,163,304

	TOTAL INVESTMENT FUNDS (COST $5,265,823)	10,163,304

	DEBT OBLIGATIONS — 29.9%

	Netherlands — 0.0%
	Corporate Debt — 0.0%
EUR 566,348	Evander Gold Mines Ltd, Variable Rate, 10.00%, due 04/19/26 (e) (i)	61

	United States — 29.9%
	Bank Loans — 0.0%
259,066	American Consolidated Natural Resources, Inc., 2020 Exit Term Loan, Variable Rate, 3 mo. LIBOR plus 9.00%, 17.50%, due 09/16/25 (d)	259,067
633,158	Envision Healthcare Corp., 2018 1st Lien Term Loan, Variable Rate, 3 mo. LIBOR plus 3.75%, 9.29%, due 10/10/25 (d) (i)	4,242
829,483	Envision Healthcare Corp., 2022 Third Out Term Loan, Variable Rate, 3 mo. SOFR plus 3.75%, 8.99%, due 03/31/27 (d) (i)	2,903

	Total Bank Loans	266,212

	U.S. Government — 25.1%
100,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.14%, 5.55%, due 10/31/24	100,104,673
90,000,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.17%, 5.58%, due 04/30/25 (a)	90,032,182
391,786,920	U.S. Treasury Inflation-Indexed Notes, 1.25%, due 04/15/28 (a)	377,140,824
100,000,000	U.S. Treasury Note, Variable Rate, USBM - 0.08%, 5.34%, due 04/30/24	99,969,239
52,105,000	U.S. Treasury Note, Variable Rate, USBM + 0.04%, 5.45%, due 07/31/24	52,117,565
194,335,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61%, due 01/31/25 (a) (j)	194,624,330

	Total U.S. Government	913,988,813

	U.S. Government Agency — 4.8%
30,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 10/06/23	30,001,910

65	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value† / Shares	Description	Value ($)

	United States — continued
	U.S. Government Agency — continued
28,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.42%, due 03/06/24	28,517,018
62,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	62,329,661
15,000,000	Federal Home Loan Banks, 5.55%, due 08/12/24	14,954,486
40,500,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 09/04/24	40,505,728

	Total U.S. Government Agency	176,308,803

	Total United States	1,090,563,828

	TOTAL DEBT OBLIGATIONS (COST $1,093,382,806)	1,090,563,889

	MUTUAL FUNDS — 0.3%

	United States — 0.3%
	Affiliated Issuers — 0.3%
2,646,100	GMO U.S. Treasury Fund	13,230,501

	TOTAL MUTUAL FUNDS (COST $13,232,513)	13,230,501

	SHORT-TERM INVESTMENTS — 2.4%

	Money Market Funds — 0.1%
391,326	State Street Global Advisors Liquidity Plc - U.S. Treasury Liquidity Fund – Class D Shares, 5.26% (j)	391,326
4,386,484	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (k)	4,386,484

	Total Money Market Funds	4,777,810

	Repurchase Agreements — 2.3%
82,035,800	Daiwa Capital Markets America, Inc. Repurchase Agreement, dated 08/31/23, maturing on 09/01/23 with a maturity value of $82,047,877 and an effective yield of 5.30%, collateralized by a U.S. Treasury Bill with maturity date 08/08/24 and a market value of $83,728,597.	82,035,800

	TOTAL SHORT-TERM INVESTMENTS (COST $86,813,610)	86,813,610

	TOTAL INVESTMENTS — 119.5% (Cost $4,673,015,720)	4,361,054,309

	SECURITIES SOLD SHORT — (22.0)%

	Common Stocks — (21.8)%

	Australia — (0.5)%
(95,701)	ASX Ltd	(3,561,544)
(12,538)	Cochlear Ltd	(2,200,725)
(194,260)	IDP Education Ltd	(3,089,482)

Shares	Description	Value ($)

	Australia — continued
(1,937,207)	Pilbara Minerals Ltd	(5,807,781)
(88,218)	Ramsay Health Care Ltd	(2,927,427)
(19,951)	WiseTech Global Ltd	(894,978)

	Total Australia	(18,481,937)

	Austria — (0.1)%
(56,349)	Verbund AG	(4,611,560)

	Belgium — (0.2)%
(109,994)	Anheuser-Busch InBev SA/NV	(6,243,480)

	Canada — (1.2)%
(95,861)	Agnico Eagle Mines Ltd	(4,650,217)
(135,300)	Algonquin Power & Utilities Corp	(1,022,868)
(303,300)	AltaGas Ltd	(5,930,422)
(598)	Brookfield Asset Management Ltd – Class A	(20,661)
(27,193)	Brookfield Infrastructure Corp – Class A	(1,056,448)
(11,397)	Brookfield Renewable Corp – Class A	(318,546)
(32,496)	Cameco Corp	(1,202,352)
(181,800)	Enbridge Inc	(6,377,544)
(46,111)	Franco-Nevada Corp	(6,638,140)
(118,221)	GFL Environmental Inc	(3,830,360)
(192,300)	Pembina Pipeline Corp	(5,976,684)
(92,568)	Restaurant Brands International Inc	(6,428,848)

	Total Canada	(43,453,090)

	Denmark — (0.1)%
(21,087)	Coloplast A/S – Class B	(2,401,718)
(129,510)	Tryg A/S	(2,470,958)

	Total Denmark	(4,872,676)

	Finland — (0.1)%
(39,772)	Elisa Oyj	(1,952,449)
(9,343)	Kone Oyj – Class B	(425,006)

	Total Finland	(2,377,455)

	France — (0.6)%
(169,182)	Accor SA	(6,050,505)
(31,078)	Aeroports de Paris	(4,090,104)
(343,644)	Getlink SE	(5,751,703)
(3,230)	Hermes International SCA	(6,643,094)
(3,869)	Sartorius Stedim Biotech	(1,097,291)
(7,823)	Worldline SA*	(254,609)

	Total France	(23,887,306)

	Germany — (0.8)%
(3,120)	adidas AG	(622,658)
(149,670)	Delivery Hero SE*	(5,459,603)
(19,400)	Deutsche Boerse AG	(3,443,964)
(23,034)	MTU Aero Engines AG	(5,376,606)
(15,046)	Puma SE	(1,008,361)
(3,926)	Rational AG	(2,990,626)

See accompanying notes to the financial statements.	66

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Germany — continued
(46,436)	Symrise AG	(4,840,715)
(1,588,042)	Telefonica Deutschland Holding AG	(3,019,117)
(31,959)	Zalando SE*	(993,462)

	Total Germany	(27,755,112)

	Ireland — (0.0)%
(3,518)	Flutter Entertainment Plc*	(640,608)

	Israel — (0.2)%
(40,223)	CyberArk Software Ltd*	(6,678,627)

	Italy — (0.6)%
(149,979)	Amplifon SPA	(4,870,318)
(21,731)	Ferrari NV	(6,890,077)
(382,345)	FinecoBank Banca Fineco SPA	(5,225,675)
(434,160)	Infrastrutture Wireless Italiane SPA	(5,371,592)

	Total Italy	(22,357,662)

	Japan — (2.2)%
(252,100)	Aeon Co Ltd	(5,224,562)
(219,200)	ANA Holdings Inc*	(4,948,468)
(174,800)	Asahi Intecc Co Ltd	(3,545,905)
(7,100)	BayCurrent Consulting Inc	(244,046)
(58,000)	GMO Payment Gateway Inc	(3,672,738)
(276,800)	Japan Airlines Co Ltd	(5,700,340)
(145,500)	Japan Exchange Group Inc	(2,538,647)
(80,900)	Keio Corp	(2,799,194)
(52,700)	Keisei Electric Railway Co Ltd	(2,017,983)
(28,400)	Kintetsu Group Holdings Co Ltd	(898,932)
(42,100)	Kobe Bussan Co Ltd	(1,048,888)
(42,200)	Lasertec Corp	(6,559,550)
(178,500)	M3 Inc	(3,558,005)
(323,700)	MonotaRO Co Ltd	(3,822,985)
(6,400)	Nidec Corp	(333,021)
(221,100)	Nippon Paint Holdings Co Ltd	(1,708,342)
(227,200)	Odakyu Electric Railway Co Ltd	(3,378,370)
(184,500)	Oriental Land Co Ltd	(6,645,913)
(1,418,200)	Rakuten Group Inc	(5,518,272)
(59,300)	Shiseido Co Ltd	(2,406,348)
(563,000)	SoftBank Corp	(6,456,880)
(106,600)	Tobu Railway Co Ltd	(2,922,362)
(275,800)	Tokyu Corp	(3,485,181)

	Total Japan	(79,434,932)

	Netherlands — (0.4)%
(5,869)	Adyen NV*	(4,900,740)
(303)	ASML Holding NV	(199,231)
(14,836)	IMCD NV	(2,043,395)
(134,674)	Just Eat Takeaway.com NV*	(1,891,625)
(269,357)	Universal Music Group NV	(6,678,217)

	Total Netherlands	(15,713,208)

Shares	Description	Value ($)

	New Zealand — (0.2)%
(81,018)	Xero Ltd*	(6,557,889)

	Peru — (0.2)%
(77,462)	Southern Copper Corp	(6,248,085)

	Singapore — (0.3)%
(1,305,245)	Grab Holdings Ltd – Class A*	(4,920,774)
(42,214,100)	Sembcorp Marine Ltd*	(4,525,181)
(414,400)	Singapore Exchange Ltd	(2,950,073)

	Total Singapore	(12,396,028)

	Spain — (0.4)%
(173,858)	Cellnex Telecom SA*	(6,649,279)
(213,934)	Ferrovial SE	(6,785,399)

	Total Spain	(13,434,678)

	Sweden — (0.2)%
(55,145)	Beijer Ref AB	(632,083)
(46,971)	EQT AB	(944,178)
(32,501)	Evolution AB	(3,515,208)
(51,301)	H & M Hennes & Mauritz AB – Class B	(783,263)

	Total Sweden	(5,874,732)

	Switzerland — (0.2)%
(9)	Chocoladefabriken Lindt & Spruengli AG (Registered)	(1,060,375)
(2,553)	Partners Group Holding AG	(2,751,891)
(26,650)	Straumann Holding AG (Registered)	(4,029,200)

	Total Switzerland	(7,841,466)

	United Kingdom — (1.1)%
(48,413)	Admiral Group Plc	(1,525,203)
(580,768)	Auto Trader Group Plc	(4,453,595)
(340,701)	Hargreaves Lansdown Plc	(3,278,632)
(718,010)	Informa Plc	(6,634,050)
(85,098)	InterContinental Hotels Group Plc	(6,400,674)
(69,102)	London Stock Exchange Group Plc	(7,148,887)
(548,884)	M&G Plc	(1,325,741)
(2,697,437)	Rolls-Royce Holdings Plc*	(7,567,173)
(16,875)	Severn Trent Plc	(512,458)
(12,293)	Spirax-Sarco Engineering Plc	(1,575,301)
(4,161)	Whitbread Plc	(180,976)
(134,326)	Wise Plc – Class A*	(1,087,298)

	Total United Kingdom	(41,689,988)

	United States — (12.2)%
(285,597)	AES Corp. (The)	(5,120,754)
(33,300)	Alnylam Pharmaceuticals, Inc.*	(6,587,406)
(140,600)	Altria Group, Inc.	(6,217,332)
(17,600)	American Tower Corp. (REIT)	(3,191,232)
(69,332)	Ares Management Corp. – Class A	(7,171,702)
(32,645)	Arthur J Gallagher & Co.	(7,524,020)
(1,206)	Automatic Data Processing, Inc.	(307,060)

67	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(23,825)	Axon Enterprise, Inc.*	(5,072,581)
(52,915)	Bills Holdings, Inc.*	(6,101,099)
(72,680)	Bio-Techne Corp.	(5,698,112)
(32,181)	Boeing Co. (The)*	(7,209,509)
(14,325)	Broadcom, Inc.	(13,220,399)
(36,796)	Burlington Stores, Inc.*	(5,970,519)
(123,108)	Caesars Entertainment, Inc.*	(6,802,948)
(9,986)	Catalent, Inc.*	(499,000)
(90,205)	Ceridian HCM Holding, Inc.*	(6,541,667)
(33,741)	Charter Communications, Inc. – Class A*	(14,782,607)
(3,601)	Chipotle Mexican Grill, Inc.*	(6,937,831)
(132,500)	Clarivate Plc*	(984,475)
(99,499)	Cloudflare, Inc. – Class A*	(6,470,420)
(10,263)	Crown Castle, Inc. (REIT)	(1,031,432)
(54,526)	Dexcom, Inc.*	(5,506,035)
(136,217)	EchoStar Corp. – Class A*	(2,367,451)
(8,071)	Ecolab, Inc.	(1,483,531)
(43,800)	Equity LifeStyle Properties, Inc. (REIT)	(2,932,848)
(1,200)	Erie Indemnity Co. – Class A	(334,476)
(57,426)	Essential Utilities, Inc.	(2,119,019)
(72,090)	Exact Sciences Corp.*	(6,031,770)
(69,565)	Exxon Mobil Corp.	(7,734,932)
(1,841)	Fair Isaac Corp.*	(1,665,350)
(31,527)	Fastenal Co.	(1,815,325)
(1,899)	Fiserv, Inc.*	(230,520)
(67,822)	Fortinet, Inc.*	(4,083,563)
(18,309)	Gartner, Inc.*	(6,402,291)
(1)	Globus Medical, Inc. – Class A*	(54)
(29,158)	HEICO Corp.	(4,919,246)
(45,369)	Hess Corp.	(7,009,510)
(12,919)	HubSpot, Inc.*	(7,060,492)
(8,404)	IDEXX Laboratories, Inc.*	(4,297,890)
(26,156)	Insulet Corp.*	(5,014,367)
(31,800)	IQVIA Holdings, Inc.*	(7,079,634)
(57,539)	Iron Mountain, Inc. (REIT)	(3,656,028)
(2,100)	Jack Henry & Associates, Inc.	(329,238)
(57,670)	Kimco Realty Corp.	(1,092,270)
(63,000)	Lamb Weston Holdings, Inc.	(6,136,830)
(11,993)	Lattice Semiconductor Corp.*	(1,166,439)
(403,519)	Liberty Global Plc – Class C*	(8,005,817)
(132,449)	Liberty Media Corp.-Liberty Formula One – Class C*	(9,111,167)
(1,589)	Liberty Media Corp.-Liberty Live – Class C*	(53,470)
(19,614)	Linde Plc	(7,591,403)
(72,819)	Live Nation Entertainment, Inc.*	(6,155,390)
(17,829)	MarketAxess Holdings, Inc.	(4,295,541)
(1,932)	Marsh & McLennan Cos., Inc.	(376,721)
(17,500)	Mastercard, Inc. – Class A	(7,221,200)
(2,129)	McKesson Corp.	(877,829)
(1,624)	MercadoLibre, Inc.*	(2,228,713)
(17,694)	MongoDB, Inc.*	(6,746,722)
(13,027)	Moody’s Corp.	(4,387,494)
(1,489)	Motorola Solutions, Inc.	(422,236)

Shares	Description	Value ($)

	United States — continued
(13,500)	MSCI, Inc.	(7,338,870)
(271,328)	Newmont Corp.	(10,695,750)
(227,700)	NiSource, Inc.	(6,093,252)
(179,457)	Novocure Ltd.*	(3,958,821)
(87,682)	Okta, Inc.*	(7,322,324)
(100,760)	ONEOK, Inc.	(6,569,552)
(339,547)	Palantir Technologies, Inc. – Class A*	(5,086,414)
(58,976)	Paychex, Inc.	(7,208,636)
(4,700)	Paylocity Holding Corp.*	(942,350)
(63,871)	Philip Morris International, Inc.	(6,135,448)
(9,695)	PTC, Inc.*	(1,426,813)
(19,458)	Repligen Corp.*	(3,383,941)
(75,319)	Rivian Automotive, Inc. – Class A*	(1,712,001)
(158,300)	ROBLOX Corp. – Class A*	(4,478,307)
(76,424)	Roku, Inc.*	(6,205,629)
(153,183)	Rollins, Inc.	(6,061,451)
(70,152)	Royal Caribbean Cruises Ltd.*	(6,940,839)
(7,772)	RPM International, Inc.	(775,179)
(6,691)	ServiceNow, Inc.*	(3,939,862)
(20,494)	Sherwin-Williams Co. (The)	(5,568,630)
(27,800)	Simon Property Group, Inc. (REIT)	(3,155,022)
(36,862)	Snowflake, Inc. – Class A*	(5,781,805)
(166,767)	Sovos Brands, Inc.*	(3,735,581)
(62,086)	Starbucks Corp.	(6,049,660)
(26,983)	Tesla, Inc.*	(6,963,773)
(259,320)	Toast, Inc. – Class A*	(5,749,124)
(10,545)	Trade Desk, Inc. (The) – Class A*	(843,916)
(8,472)	TransDigm Group, Inc.*	(7,657,417)
(17,223)	Twilio, Inc. – Class A*	(1,097,277)
(67,359)	UDR, Inc. (REIT)	(2,687,624)
(23,800)	Vail Resorts, Inc.	(5,386,416)
(10,039)	Watsco, Inc.	(3,659,717)
(209,449)	Williams Cos., Inc. (The)	(7,232,274)
(117,954)	Wolfspeed, Inc.*	(5,640,560)
(1,466)	Yum! Brands, Inc.	(189,671)
(14,686)	Zillow Group, Inc. – Class C*	(766,022)
(45,261)	Zscaler, Inc.*	(7,062,979)

	Total United States	(446,887,824)

	TOTAL COMMON STOCKS (PROCEEDS $769,488,930)	(797,438,343)

	PREFERRED STOCKS (h) — (0.2)%

	Germany — (0.2)%
(15,583)	Sartorius AG	(6,369,861)

	TOTAL PREFERRED STOCKS (PROCEEDS $6,224,980)	(6,369,861)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $775,713,910)	(803,808,204)

	Other Assets and Liabilities (net) — 2.5%	92,769,220

	TOTAL NET ASSETS — 100.0%	$3,650,015,325

See accompanying notes to the financial statements.	68

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Additional information on each restricted security is as follows:

Issuer Description	Acquisition Date	Acquisition Cost	Value as a Percentage of Fund’s Net Assets	Value as of August 31, 2023

Alrosa PJSC	12/06/17	$15,372,968	0.0%	$86,789
Magnitogorsk Iron & Steel Works PJSC	06/16/21	4,815,566	0.0%	33,408
PhosAgro PJSC GDR	10/15/21	2,792	0.0%	30
Polyus PJSC	06/27/20	5,699,094	0.0%	31,105
Polyus PJSC GDR (Registered)	07/27/20	0	0.0%	1
Sberbank of Russia PJSC	09/09/20	29,636,901	0.0%	223,081
Sberbank of Russia PJSC	01/10/22	183,324	0.0%	1,368
Severstal PAO	02/02/21	126,125	0.0%	1,097
Severstal PJSC GDR (Registered)	10/23/17	5,003,828	0.0%	38,712
VTB Bank PJSC	01/09/20	587,690	0.0%	2,268

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/25/2023	BCLY	AUD	45,805,022	USD	31,324,451	1,623,193
11/08/2023	MSCI	AUD	25,598,783	USD	16,799,826	174,698
09/29/2023	CITI	CAD	5,360,000	USD	4,048,488	80,046
11/06/2023	JPM	CAD	9,798,114	USD	7,345,152	87,084
09/29/2023	SSB	CAD	26,010,000	USD	19,744,642	487,334
10/31/2023	BCLY	CHF	735,189	USD	844,869	7,590
10/31/2023	JPM	CHF	53,790,564	USD	63,161,392	1,901,388
10/12/2023	JPM	CHF	4,300,000	USD	4,900,793	13,504
09/29/2023	SSB	CHF	51,470,785	USD	60,216,651	1,797,667
10/31/2023	SSB	CHF	1,475,622	USD	1,690,133	9,604
09/05/2023	MSCI	CLP	800,000,000	USD	979,792	41,447
10/02/2023	MSCI	CLP	1,020,000,000	USD	1,196,481	3,758
09/05/2023	JPM	COP	6,281,529,900	USD	1,536,954	1,315
09/05/2023	MSCI	COP	1,080,000,000	USD	268,924	4,898
10/17/2023	MSCI	CZK	18,711,617	USD	876,617	34,975
09/29/2023	BCLY	EUR	808,609	USD	901,886	24,060
10/31/2023	CITI	EUR	2,270,000	USD	2,485,624	17,529
10/31/2023	GS	EUR	2,400,000	USD	2,648,468	39,028
10/31/2023	JPM	EUR	3,320,000	USD	3,610,171	446
09/29/2023	JPM	EUR	2,033,856	USD	2,221,624	13,670
10/31/2023	SSB	EUR	6,610,000	USD	7,279,723	92,891
09/29/2023	SSB	EUR	1,177,621	USD	1,283,792	5,367
09/14/2023	CITI	HUF	280,000,000	USD	798,587	3,880
09/14/2023	DB	HUF	355,000,000	USD	1,021,539	13,965
11/02/2023	MSCI	IDR	9,272,984,600	USD	612,495	4,150
11/29/2023	DB	ILS	3,087,392	USD	818,181	3,378
11/15/2023	MSCI	INR	28,000,000	USD	337,866	32
09/07/2023	BOA	JPY	60,000	USD	422	9

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/07/2023	CITI	JPY	1,716,053,550	USD	12,379,010	580,743
09/07/2023	MSCI	JPY	730,199,700	USD	5,110,822	90,530
10/23/2023	MSCI	JPY	452,504,083	USD	3,134,499	507
11/02/2023	GS	KRW	700,000,000	USD	531,496	1,556
09/18/2023	UBSA	KRW	673,984,993	USD	534,511	25,554
10/03/2023	JPM	MXN	10,042,080	USD	597,374	11,313
09/25/2023	BOA	NOK	717,968	USD	69,934	2,360
10/17/2023	BCLY	NOK	20,900,000	USD	2,088,789	120,487
09/25/2023	BCLY	NOK	47,546,179	USD	4,730,257	255,228
09/25/2023	GS	NOK	18,539,941	USD	1,857,800	112,828
09/25/2023	JPM	NOK	9,531,617	USD	940,311	43,199
09/25/2023	MSCI	NOK	28,718,489	USD	2,852,093	149,119
09/29/2023	UBSA	NZD	482,087	USD	301,562	14,078
11/22/2023	DB	PLN	8,550,000	USD	2,082,014	17,006
11/22/2023	GS	PLN	1,450,000	USD	351,409	1,203
11/22/2023	MSCI	PLN	1,050,000	USD	254,871	1,274
09/27/2023	BCLY	RON	1,000,000	USD	220,626	1,257
10/10/2023	BCLY	SEK	88,972,704	USD	8,312,463	172,196
10/10/2023	CITI	SEK	20,000,000	USD	1,932,127	102,292
10/16/2023	JPM	SEK	8,622,398	USD	795,675	6,591
10/16/2023	SSB	SEK	35,841,758	USD	3,370,211	90,132
09/22/2023	BCLY	THB	22,200,000	USD	635,307	262
11/28/2023	MSCI	TWD	107,115,523	USD	3,400,493	18,522
09/25/2023	DB	USD	1,949,280	AUD	3,036,658	19,773
09/29/2023	BCLY	USD	1,105,672	CAD	1,500,000	4,899
09/18/2023	BCLY	USD	2,614,224	CAD	3,539,254	5,756
10/02/2023	MSCI	USD	1,059,003	CLP	909,726,000	4,773
09/05/2023	JPM	USD	1,532,380	COP	6,281,529,900	3,259

69	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Forward Currency Contracts — continued

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/05/2023	MSCI	USD	2,060,276	COP	8,441,529,900	3,415
10/17/2023	GS	USD	330,752	CZK	7,400,000	2,098
10/18/2023	DB	USD	1,321,677	GBP	1,050,000	8,663
11/02/2023	GS	USD	234,207	IDR	3,600,000,000	1,967
11/02/2023	SSB	USD	391,743	IDR	6,000,000,000	1,880
11/15/2023	MSCI	USD	902,208	INR	74,806,560	372
11/15/2023	SSB	USD	482,276	INR	40,000,000	345
10/17/2023	BCLY	USD	2,788,471	NOK	29,700,000	8,590
09/29/2023	BCLY	USD	2,476,085	NZD	4,157,121	2,943
09/29/2023	MSCI	USD	1,837,139	NZD	3,100,003	11,495
09/22/2023	BCLY	USD	617,654	PHP	35,000,000	692
10/10/2023	GS	USD	619,738	SEK	6,800,000	2,405
09/22/2023	MSCI	USD	712,609	THB	25,201,044	8,283
09/29/2023	GS	ZAR	6,200,000	USD	331,336	3,725
09/29/2023	MSCI	ZAR	30,000,000	USD	1,605,856	20,639
11/08/2023	BOA	AUD	2,710,000	USD	1,733,822	(26,187)
11/08/2023	MSCI	AUD	940,969	USD	609,320	(1,792)
11/08/2023	SSB	AUD	5,207,338	USD	3,372,614	(9,292)
10/03/2023	MSCI	BRL	936,599	USD	186,946	(1,336)
10/12/2023	SSB	CHF	41,882,875	USD	47,505,643	(97,550)
09/05/2023	JPM	CLP	1,040,000,000	USD	1,214,848	(5,001)
09/05/2023	MSCI	CLP	1,919,726,000	USD	2,232,799	(18,907)
10/02/2023	MSCI	COP	4,080,000,000	USD	986,699	(1,430)
09/05/2023	MSCI	COP	7,361,529,900	USD	1,795,846	(3,820)
10/31/2023	CITI	EUR	3,020,000	USD	3,273,772	(9,773)
09/14/2023	DB	HUF	210,000,000	USD	591,142	(4,888)
11/15/2023	SSB	INR	17,000,000	USD	203,880	(1,233)
10/23/2023	DB	JPY	5,779,513,805	USD	39,897,494	(130,757)
10/23/2023	MSCI	JPY	1,767,987,014	USD	12,206,586	(38,289)
11/02/2023	BCLY	KRW	350,000,000	USD	261,813	(3,157)
11/02/2023	GS	KRW	470,000,000	USD	352,542	(3,275)
11/02/2023	JPM	KRW	510,000,000	USD	385,909	(191)
11/02/2023	SSB	KRW	990,000,000	USD	742,819	(6,667)
11/29/2023	CITI	NZD	2,770,000	USD	1,638,411	(13,632)
09/29/2023	DB	NZD	133,799	USD	79,678	(110)
11/29/2023	JPM	NZD	20,040,000	USD	11,875,143	(76,819)
11/28/2023	MSCI	PEN	400,000	USD	107,569	(122)
09/22/2023	MSCI	PHP	27,000,000	USD	476,788	(222)
11/22/2023	CITI	PLN	2,000,000	USD	481,618	(1,425)
09/27/2023	MSCI	RON	21,923,094	USD	4,808,329	(930)
11/22/2023	JPM	SGD	2,926,457	USD	2,166,300	(6,771)
11/22/2023	SSB	SGD	710,000	USD	525,420	(1,798)
09/22/2023	BCLY	THB	20,700,000	USD	585,990	(6,147)
09/22/2023	CITI	THB	11,400,000	USD	323,677	(2,427)
09/25/2023	JPM	USD	7,717,710	AUD	11,696,938	(133,088)
09/25/2023	MSCI	USD	6,171,039	AUD	9,029,049	(316,351)
09/25/2023	SSB	USD	1,154,733	AUD	1,766,345	(9,386)
10/03/2023	JPM	USD	11,119,381	BRL	53,198,454	(425,056)
10/03/2023	MSCI	USD	7,658,513	BRL	36,571,699	(306,615)
09/18/2023	BOA	USD	860,951	CAD	1,136,673	(19,514)
09/29/2023	BCLY	USD	5,148,214	CAD	6,860,000	(69,200)

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/18/2023	BCLY	USD	8,881,475	CAD	11,717,048	(207,775)
09/29/2023	JPM	USD	38,484,398	CAD	50,900,042	(798,978)
09/18/2023	JPM	USD	8,376,755	CAD	11,099,046	(160,539)
09/18/2023	MSCI	USD	4,803,520	CAD	6,324,309	(121,866)
10/31/2023	SSB	USD	109,557	CHF	95,430	(876)
10/12/2023	UBSA	USD	24,793,590	CHF	21,300,000	(584,459)
10/31/2023	UBSA	USD	24,887	CHF	21,726	(143)
09/05/2023	JPM	USD	783,582	CLP	630,000,000	(44,635)
09/05/2023	MSCI	USD	3,071,146	CLP	2,499,726,000	(139,140)
10/02/2023	JPM	USD	1,524,273	COP	6,281,529,900	(2,960)
10/17/2023	GS	USD	739,843	CZK	16,400,000	(2,176)
09/29/2023	BCLY	USD	1,308,832	EUR	1,194,773	(11,787)
09/29/2023	DB	USD	1,516,600	EUR	1,377,695	(20,975)
09/25/2023	JPM	USD	6,478,139	GBP	5,020,561	(117,492)
10/18/2023	JPM	USD	2,881,958	GBP	2,270,000	(5,891)
10/18/2023	MSCI	USD	20,755,448	GBP	15,830,000	(698,997)
09/25/2023	SSB	USD	28,557,320	GBP	22,111,146	(544,277)
09/14/2023	MSCI	USD	1,407,085	HUF	494,351,113	(4,000)
11/02/2023	SSB	USD	590,931	IDR	9,000,000,000	(496)
11/29/2023	CITI	USD	686,536	ILS	2,600,000	(362)
09/07/2023	BOA	USD	320,817	JPY	45,553,260	(7,628)
09/21/2023	BCLY	USD	13,170,927	JPY	1,911,209,971	(1,560)
09/07/2023	JPM	USD	1,043,567	JPY	143,220,000	(58,897)
09/07/2023	MSCI	USD	1,164,984	JPY	160,138,440	(63,995)
09/21/2023	SSB	USD	2,634,801	JPY	382,000,000	(2,595)
09/18/2023	MSCI	USD	1,517,946	KRW	1,950,539,003	(45,007)
11/02/2023	MSCI	USD	1,353,123	KRW	1,719,581,441	(51,301)
11/02/2023	SSB	USD	418,096	KRW	540,000,000	(9,285)
10/03/2023	BCLY	USD	7,891,812	MXN	133,261,141	(114,622)
10/18/2023	MSCI	USD	3,353,791	MXN	57,581,232	(2,456)
10/03/2023	MSCI	USD	7,902,342	MXN	133,261,142	(125,152)
10/17/2023	BCLY	USD	17,578,493	NOK	175,922,042	(1,010,660)
09/25/2023	BCLY	USD	8,226,684	NOK	86,383,503	(96,301)
10/24/2023	BCLY	USD	2,478,294	NOK	26,268,307	(3,969)
10/17/2023	DB	USD	1,322,396	NOK	13,900,000	(13,334)
10/24/2023	GS	USD	2,381,650	NOK	25,142,103	(13,407)
10/24/2023	SSB	USD	6,370,932	NOK	67,371,335	(24,936)
09/25/2023	UBSA	USD	44,126,105	NOK	440,014,491	(2,712,101)
10/24/2023	UBSA	USD	41,680,669	NOK	440,014,491	(233,807)
09/29/2023	SSB	USD	601,389	NZD	987,215	(12,680)
09/27/2023	BCLY	USD	582,085	RON	2,650,000	(756)
09/27/2023	CITI	USD	470,294	RON	2,100,000	(9,618)
09/27/2023	GS	USD	2,175,880	RON	9,700,000	(47,995)
10/10/2023	BCLY	USD	6,876,467	SEK	71,800,000	(307,362)
10/16/2023	BCLY	USD	1,259,487	SEK	13,703,093	(5,441)
10/16/2023	SSB	USD	1,042,128	SEK	11,360,976	(2,422)
10/10/2023	UBSA	USD	2,806,560	SEK	29,000,000	(153,300)
10/16/2023	UBSA	USD	1,415,232	SEK	15,424,410	(3,659)
09/29/2023	BCLY	USD	542,468	ZAR	10,200,000	(3,494)
09/29/2023	GS	USD	3,974,260	ZAR	70,091,520	(270,583)

						$(2,208,190)

See accompanying notes to the financial statements.	70

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
526	CAC40 10 Euro	September 2023	41,690,706	(23,645)
59	CBOE Volatility Index(j)	September 2023	887,584	(139,776)
68	Coffee(j)	December 2023	3,939,750	35,092
2,212	Corn(j)	December 2023	52,894,450	(4,755,493)
101	Cotton(j)	December 2023	4,434,910	324,269
79	DAX Index	September 2023	34,211,183	(626,030)
59	E-mini Russell 2000 Index	September 2023	5,609,720	(156,858)
541	FTSE 100 Index	September 2023	51,033,607	(977,815)
104	FTSE MIB Index	September 2023	16,239,972	669,845
587	Iron Ore(j)	October 2023	6,701,192	567,471
34	Live Cattle Futures(j)	October 2023	2,459,220	(4,402)
416	MSCI Singapore	September 2023	8,738,010	160,595
56	NYMEX Platinum Futures(j)	October 2023	2,728,320	89,000
1,287	OMX Stockholm 30 Index	September 2023	25,683,002	(10,963)
148	RBOB Gasoline(j)	September 2023	15,949,634	(253,775)
12	S&P 500 E-Mini	September 2023	2,709,600	(7,081)
503	Soybean(j)	November 2023	34,424,063	3,461,326
4	TOPIX Index	September 2023	639,048	(2,853)
254	U.S. Treasury Note 10 Yr. (CBT)	December 2023	28,201,938	301,019
881	U.S. Treasury Note 5 Yr. (CBT)	December 2023	94,198,172	642,737

			$433,374,081	$(707,337)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
41	Canadian Government Bond 10 Yr.	December 2023	3,620,271	(17,226)
291	Cocoa(j)	December 2023	10,586,580	(646,681)
155	Copper(j)	December 2023	14,810,250	(39,249)
337	Eurex Swiss Market New Index	September 2023	42,306,715	45,461
66	Euro Bund	September 2023	9,532,027	(6,583)
41	Euro Bund	December 2023	5,896,514	(21,736)
296	FTSE Taiwan Index	September 2023	16,918,781	(108,406)
104	Gold 100 OZ(j)	December 2023	20,445,360	329,705
106	Hang Seng Index	September 2023	12,352,702	(248,771)
342	IFSC NIFTY 50 Index	September 2023	13,303,116	(21,782)
110	KOSPI 200 Index	September 2023	6,959,093	146,939
45	Lean Hogs(j)	October 2023	1,485,900	(22,669)
274	Natural Gas(j)	September 2023	7,584,320	218,604
85	NY Harbor ULSD Futures(j)	September 2023	11,113,767	(113,684)
265	S&P/TSX 60	September 2023	47,700,784	121,239
206	Silver(j)	December 2023	25,556,360	(1,675,831)
1,170	Soybean Oil(j)	December 2023	43,860,960	(870,577)
208	SPI 200 Futures	September 2023	24,371,926	(155,239)
202	Sugar(j)	September 2023	5,669,574	(13,628)
188	WCE Canola Futures(j)	November 2023	2,250,379	(81,879)
456	Wheat(j)	December 2023	13,725,600	1,439,547
241	WTI Crude(j)	September 2023	20,154,830	(767,383)

			$360,205,809	$(2,509,829)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

Written Options

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value ($)

Equity Options – Calls
Globus Medical, Inc.(f)	62.50	09/15/23	(541)	USD (2,926,810)	(108,200)
Globus Medical, Inc.(f)	60.00	09/15/23	(308)	USD (1,666,280)	(10,780)
Spirit Airlines, Inc.(f)	17.50	09/15/23	(2,035)	USD (3,357,750)	(46,805)
Albertsons Cos., Inc.(f)	22.00	01/19/24	(216)	USD (483,840)	(31,968)
Spirit Airlines, Inc.(f)	17.50	01/19/24	(1,445)	USD (2,384,250)	(380,035)
Tower Semiconductor Ltd.(f)	32.00	01/19/24	(716)	USD (2,126,520)	(143,200)
Silicon Motion Technology Corp.(f)	60.00	03/15/24	(455)	USD (2,471,105)	(232,050)

			Total Equity Options – Calls		(953,038)

		TOTAL WRITTEN OPTIONS
			(Premiums $1,541,590)		$(953,038)

71	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts

Centrally Cleared Interest Rate Swaps

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

4.26%	3 Month AUD BBSW	AUD	218,242,000	09/20/2025	Quarterly	(3,745)	(471,041)	(467,296)
3 Month AUD BBSW	4.43%	AUD	85,500,000	09/20/2025	Quarterly	—	361,408	361,408
CAD - CORRA - OIS - COMPOUND	4.18%	CAD	84,153,000	09/20/2025	Annually	(71,345)	(715,976)	(644,631)
4.52%	CAD - CORRA - OIS - COMPOUND	CAD	23,500,000	09/20/2025	Annually	—	88,091	88,091
4.70%	CAD - CORRA - OIS - COMPOUND	CAD	29,500,000	09/20/2025	Annually	—	38,385	38,385
CHF - SARON - OIS - COMPOUND	1.80%	CHF	44,190,000	09/20/2025	Annually	(50,999)	46,759	97,758
CHF - SARON - OIS - COMPOUND	1.85%	CHF	9,000,000	09/20/2025	Annually	—	20,298	20,298
CHF - SARON - OIS - COMPOUND	1.87%	CHF	16,500,000	09/20/2025	Annually	—	44,612	44,612
1.98%	CHF - SARON - OIS - COMPOUND	CHF	11,000,000	09/20/2025	Annually	(1,646)	(56,155)	(54,509)
EUR - EuroSTR - COMPOUND	3.65%	EUR	34,000,000	09/20/2025	Annually	44,840	219,164	174,324
3.19%	EUR - EuroSTR - COMPOUND	EUR	67,023,000	09/20/2025	Annually	(14,631)	212,546	227,177
3.44%	EUR - EuroSTR - COMPOUND	EUR	11,000,000	09/20/2025	Annually	(545)	(22,395)	(21,850)
3.37%	EUR - EuroSTR - COMPOUND	EUR	12,500,000	09/20/2025	Annually	—	(6,830)	(6,830)
GBP - SONIA - COMPOUND	5.09%	GBP	30,252,000	09/20/2025	Annually	1,640	(274,873)	(276,513)
GBP - SONIA - COMPOUND	5.13%	GBP	17,500,000	09/20/2025	Annually	—	(141,691)	(141,691)
GBP - SONIA - COMPOUND	5.86%	GBP	24,500,000	09/20/2025	Annually	—	218,273	218,273
5.94%	GBP - SONIA - COMPOUND	GBP	25,000,000	09/20/2025	Annually	—	(273,897)	(273,897)
3.59%	3 Month SEK STIBOR	SEK	430,000,000	09/20/2025	Quarterly	—	258,403	258,403
4.14%	3 Month SEK STIBOR	SEK	455,000,000	09/20/2025	Quarterly	—	(159,403)	(159,403)
3.82%	3 Month SEK STIBOR	SEK	175,000,000	09/20/2025	Quarterly	—	34,576	34,576
3.81%	3 Month SEK STIBOR	SEK	155,000,000	09/20/2025	Quarterly	—	33,710	33,710
3 Month SEK STIBOR	3.55%	SEK	1,354,463,000	09/20/2025	Quarterly	(34,747)	(911,959)	(877,212)
3 Month SEK STIBOR	3.92%	SEK	175,000,000	09/20/2025	Quarterly	7,103	(6,219)	(13,322)
USD - SOFR - COMPOUND	4.63%	USD	40,000,000	09/20/2025	Annually	105,729	(68,858)	(174,587)
USD - SOFR - COMPOUND	4.67%	USD	11,000,000	09/20/2025	Annually	—	(10,259)	(10,259)
USD - SOFR - COMPOUND	4.76%	USD	8,000,000	09/20/2025	Annually	—	4,844	4,844
4.12%	USD - SOFR - COMPOUND	USD	72,654,000	09/20/2025	Annually	(123,960)	833,531	957,491
4.03%	USD - SOFR - COMPOUND	USD	25,000,000	09/20/2025	Annually	—	326,918	326,918
6 Month AUD BBSW	4.42%	AUD	50,139,000	09/20/2033	Semi-Annually	(43,043)	125,899	168,942
6 Month AUD BBSW	4.55%	AUD	72,100,000	09/20/2033	Semi-Annually	(36,281)	703,430	739,711
6 Month AUD BBSW	4.60%	AUD	9,600,000	09/20/2033	Semi-Annually	—	117,097	117,097
4.54%	6 Month AUD BBSW	AUD	20,000,000	09/20/2033	Semi-Annually	—	(182,134)	(182,134)
CAD - CORRA - OIS - COMPOUND	3.40%	CAD	5,300,000	09/20/2033	Annually	—	(109,094)	(109,094)
CAD - CORRA - OIS - COMPOUND	3.56%	CAD	4,000,000	09/20/2033	Annually	—	(42,699)	(42,699)
CAD - CORRA - OIS - COMPOUND	3.57%	CAD	6,700,000	09/20/2033	Annually	—	(70,303)	(70,303)
CAD - CORRA - OIS - COMPOUND	3.73%	CAD	6,900,000	09/20/2033	Annually	—	(4,238)	(4,238)
3.38%	CAD - CORRA - OIS - COMPOUND	CAD	18,769,000	09/20/2033	Annually	(17,925)	403,060	420,985
3.58%	CAD - CORRA - OIS - COMPOUND	CAD	8,000,000	09/20/2033	Annually	—	77,883	77,883

See accompanying notes to the financial statements.	72

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

	CAD - CORRA - OIS -
3.61%	COMPOUND	CAD	7,000,000	09/20/2033	Annually	—	54,360	54,360
CHF - SARON - OIS - COMPOUND	1.83%	CHF	53,072,000	09/20/2033	Annually	(190,895)	733,863	924,758
CHF - SARON - OIS - COMPOUND	1.92%	CHF	2,400,000	09/20/2033	Annually	11,683	53,927	42,244
1.84%	CHF - SARON - OIS - COMPOUND	CHF	9,561,000	09/20/2033	Annually	27,063	(139,809)	(166,872)
1.88%	CHF - SARON - OIS - COMPOUND	CHF	9,200,000	09/20/2033	Annually	—	(173,995)	(173,995)
1.92%	CHF - SARON - OIS - COMPOUND	CHF	9,700,000	09/20/2033	Annually	—	(222,016)	(222,016)
1.91%	CHF - SARON - OIS - COMPOUND	CHF	13,300,000	09/20/2033	Annually	(51,456)	(288,690)	(237,234)
1.73%	CHF - SARON - OIS - COMPOUND	CHF	8,000,000	09/20/2033	Annually	—	(24,075)	(24,075)
1.77%	CHF - SARON - OIS - COMPOUND	CHF	2,000,000	09/20/2033	Annually	—	(14,180)	(14,180)
1.79%	CHF - SARON - OIS - COMPOUND	CHF	3,500,000	09/20/2033	Annually	—	(34,152)	(34,152)
1.82%	CHF - SARON - OIS - COMPOUND	CHF	3,200,000	09/20/2033	Annually	—	(38,758)	(38,758)
1.83%	CHF - SARON - OIS - COMPOUND	CHF	4,700,000	09/20/2033	Annually	—	(61,351)	(61,351)
1.85%	CHF - SARON - OIS - COMPOUND	CHF	4,100,000	09/20/2033	Annually	—	(62,742)	(62,742)
EUR - EuroSTR - COMPOUND	2.77%	EUR	14,917,000	09/20/2033	Annually	42,483	(94,577)	(137,060)
EUR - EuroSTR - COMPOUND	2.79%	EUR	2,500,000	09/20/2033	Annually	2,077	(10,327)	(12,404)
EUR - EuroSTR - COMPOUND	2.88%	EUR	3,000,000	09/20/2033	Annually	—	12,708	12,708
EUR - EuroSTR - COMPOUND	2.88%	EUR	2,800,000	09/20/2033	Annually	—	10,413	10,413
EUR - EuroSTR - COMPOUND	3.02%	EUR	17,400,000	09/20/2033	Annually	88,512	296,173	207,661
EUR - EuroSTR - COMPOUND	3.06%	EUR	8,400,000	09/20/2033	Annually	—	173,383	173,383
2.77%	EUR - EuroSTR - COMPOUND	EUR	36,021,000	09/20/2033	Annually	(86,443)	244,297	330,740
2.81%	EUR - EuroSTR - COMPOUND	EUR	7,300,000	09/20/2033	Annually	—	19,519	19,519
3.01%	EUR - EuroSTR - COMPOUND	EUR	7,600,000	09/20/2033	Annually	(27,858)	(119,717)	(91,859)
3.04%	EUR - EuroSTR - COMPOUND	EUR	5,300,000	09/20/2033	Annually	—	(98,684)	(98,684)
GBP - SONIA - COMPOUND	4.10%	GBP	20,954,000	09/20/2033	Annually	51,544	(413,047)	(464,591)
GBP - SONIA - COMPOUND	4.45%	GBP	4,200,000	09/20/2033	Annually	—	62,940	62,940
GBP - SONIA - COMPOUND	4.46%	GBP	5,800,000	09/20/2033	Annually	—	95,303	95,303
GBP - SONIA - COMPOUND	4.47%	GBP	4,100,000	09/20/2033	Annually	—	68,595	68,595
4.11%	GBP - SONIA - COMPOUND	GBP	6,765,000	09/20/2033	Annually	(22,519)	127,619	150,138
4.12%	GBP - SONIA - COMPOUND	GBP	4,000,000	09/20/2033	Annually	—	73,265	73,265
4.33%	GBP - SONIA - COMPOUND	GBP	9,400,000	09/20/2033	Annually	—	(28,866)	(28,866)
4.34%	GBP - SONIA - COMPOUND	GBP	7,900,000	09/20/2033	Annually	—	(30,955)	(30,955)
4.23%	GBP - SONIA - COMPOUND	GBP	5,600,000	09/20/2033	Annually	—	38,360	38,360
4.19%	GBP - SONIA - COMPOUND	GBP	3,900,000	09/20/2033	Annually	—	43,241	43,241
4.24%	GBP - SONIA - COMPOUND	GBP	11,600,000	09/20/2033	Annually	—	73,677	73,677
4.50%	3 Month NZD Bank Bill Rate	NZD	59,325,000	09/20/2033	Quarterly	(11,605)	579,584	591,189
3 Month NZD Bank Bill Rate	4.41%	NZD	13,300,000	09/20/2033	Quarterly	—	(187,187)	(187,187)
3 Month NZD Bank Bill Rate	4.49%	NZD	19,900,000	09/20/2033	Quarterly	—	(204,771)	(204,771)
3 Month NZD Bank Bill Rate	4.62%	NZD	17,600,000	09/20/2033	Quarterly	10,157	(70,127)	(80,284)
3 Month SEK STIBOR	2.99%	SEK	96,000,000	09/20/2033	Quarterly	—	(142,541)	(142,541)
2.93%	3 Month SEK STIBOR	SEK	299,821,000	09/20/2033	Quarterly	31,587	566,012	534,425

73	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

Centrally Cleared Interest Rate Swaps — continued

Fund Pays	Fund Receives	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

3.02%	3 Month SEK STIBOR	SEK	42,000,000	09/20/2033	Quarterly	(1,218)	50,493	51,711
3.31%	3 Month SEK STIBOR	SEK	409,000,000	09/20/2033	Quarterly	46,331	(402,610)	(448,941)
3.34%	3 Month SEK STIBOR	SEK	24,000,000	09/20/2033	Quarterly	—	(30,055)	(30,055)
3 Month SEK STIBOR	3.01%	SEK	38,000,000	09/20/2033	Quarterly	—	(49,087)	(49,087)
3 Month SEK STIBOR	3.06%	SEK	34,000,000	09/20/2033	Quarterly	—	(31,976)	(31,976)
3 Month SEK STIBOR	3.24%	SEK	102,000,000	09/20/2033	Quarterly	—	47,011	47,011
USD - SOFR - COMPOUND	3.35%	USD	5,700,000	09/20/2033	Annually	—	(207,358)	(207,358)
USD - SOFR - COMPOUND	3.45%	USD	16,360,000	09/20/2033	Annually	102,134	(473,032)	(575,166)
3.63%	USD - SOFR - COMPOUND	USD	9,100,000	09/20/2033	Annually	(55,057)	122,781	177,838
3.84%	USD - SOFR - COMPOUND	USD	2,600,000	09/20/2033	Annually	—	(8,748)	(8,748)
3.99%	USD - SOFR - COMPOUND	USD	1,800,000	09/20/2033	Annually	—	(28,057)	(28,057)

						$(273,035)	$496,897	$769,932

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

1 Month Federal Funds Rate minus 0.02%	Total Return on MSCI World Daily Total Return Net Value Index	JPM	USD	2,370,733	12/15/2023	Monthly	—	20,428	20,428
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.07%	JPM	USD	3,703,868	12/15/2023	Monthly	—	6,755	6,755
1 Month Federal Funds Rate plus 0.03%	Total Return on MSCI World Daily Total Return Net Value Index	GS	USD	16,505,961	04/30/2024	Monthly	—	(26,331)	(26,331)
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate minus 0.02%	GS	USD	15,483,395	04/30/2024	Monthly	—	83,924	83,924
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,935,710	05/13/2024	Monthly	—	45,601	45,601
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	8,247,129	05/13/2024	Monthly	—	42,638	42,638
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	11,591,517	05/22/2024	Monthly	—	256,260	256,260
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	11,624,521	05/22/2024	Monthly	—	(231,788)	(231,788)
1 Month Federal Funds Rate plus 0.07%	Total Return on MSCI World Daily Total Return Net Growth Index	UBSA	USD	6,296,686	08/09/2024	Monthly	2,834	(17,192)	(20,026)

See accompanying notes to the financial statements.	74

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts — continued

OTC Total Return Swaps — continued

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.11%	UBSA	USD	5,409,179	08/09/2024	Monthly	(2,452)	91,535	93,987
Total Return on Equity Basket (l)	1 Month Federal Funds Rate minus 0.40%	GS	USD	21,383,450	06/24/2024	Monthly	—	(8,065)	(8,065)
Total Return on Equity Basket (m)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	44,165,634	06/18/2024	Monthly	—	(830,380)	(830,380)

							$382	$(566,615)	$(566,997)

75	See accompanying notes to the financial statements.

GMO Implementation Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security is out on loan (Note 2).

(c)	Securities are traded on separate exchanges for the same entity.

(d)	Investment valued using significant unobservable inputs (Note 2).

(e)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(f)	All or a portion of this investment is held in connection with one or more holdings within the Fund.

(g)	The security is restricted as to resale.

(h)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(i)	Security is in default.

(j)	All or a portion of this security or derivative is owned by GMO Implementation SPC Ltd., which is a 100% owned subsidiary of GMO Implementation Fund.

(k)	The rate disclosed is the 7 day net yield as of August 31, 2023.

(l)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

(m)	The following table represents the individual long and/or short positions within the custom equity basket swap as of August 31, 2023:

Shares	Description	% of Equity Basket	Value ($)

(3,010,000)	Air China Ltd – Class H	4.9%	(2,228,050)
(1,563,300)	Airports Of Thailand PC NVDR	7.2%	(3,235,325)
(754,000)	Alibaba Health Information Technology Ltd	1.0%	(445,156)
(1,095,000)	China Molybdenum Co Ltd – Class H	1.5%	(653,239)
(626,000)	China Southern Airlines Co Ltd – Class H	0.7%	(332,542)
(1,422,000)	Genscript Biotech Corp	7.4%	(3,319,153)
(3,412,900)	Gulf Energy Development Pcl NVDR	10.4%	(4,676,371)
(6,832)	Hanmi Pharm Co Ltd	3.4%	(1,521,469)
(57,102)	Hotel Shilla Co Ltd	8.4%	(3,803,808)
(38,852)	Kakao Corp	3.1%	(1,410,019)
(2,117,000)	Kingdee International Software Group Co Ltd	7.3%	(3,271,005)
(147,262)	Korea Aerospace Industries Ltd	12.5%	(5,624,462)
(327,700)	Microport Scientific Corp	1.2%	(561,155)
182,346	Nokia Oyj	(1.6%)	729,214
(148,200)	Nongfu Spring Co Lttd – Class H	1.8%	(832,351)
(6,562)	POSCO Chemical Co Ltd	4.9%	(2,227,172)
(90,300)	Rede D’Or Sao Luiz SA	1.2%	(522,611)
(9,769)	Samsung Biologics Co Ltd	12.1%	(5,442,523)
(767,926)	Samsung Heavy Industries Co Ltd	11.4%	(5,113,625)
142,868	Stora Enso Oyj – R Shares	(4.0%)	1,816,933
(28,963)	Yuhan Corp	3.5%	(1,594,289)
(500,000)	Zijin Mining Group Co Ltd – Class H	1.7%	(783,177)

	TOTAL COMMON STOCKS		$(45,051,355)

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

See accompanying notes to the financial statements.	76

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary	% of Total Net Assets

Common Stocks	96.4%
Short-Term Investments	5.0
Preferred Stocks	1.8
Debt Obligations	0.3
Rights/Warrants	0.0
Futures Contracts	(0.0)^
Other	(3.5)

100.0%

Country/Region Summary¤	% of Investments

Japan	26.7%
France	13.5
United Kingdom	11.1
Netherlands	6.1
Switzerland	5.5
Spain	5.4
Other Emerging	4.5	†
Germany	4.1
Italy	3.8
Australia	3.5
Other Developed	3.4	‡
Taiwan	2.2
Singapore	2.1
Norway	2.0
Canada	1.9
Belgium	1.7
Hong Kong	1.4
South Korea	1.1

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

77

GMO International Developed Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 100.0%

	Affiliated Issuers — 100.0%
1,388,728	GMO Emerging Markets ex-China Fund, Class VI	19,497,744
7,552,505	GMO International Equity Fund, Class IV	171,290,816
3,173,544	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	44,112,253
544,222	GMO-Usonian Japan Value Creation Fund, Class VI	10,040,902

	TOTAL MUTUAL FUNDS (COST $248,305,402)	244,941,715

	SHORT-TERM INVESTMENTS — 0.0%

	Money Market Funds — 0.0%
122,412	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	122,412

	TOTAL SHORT-TERM INVESTMENTS (COST $122,412)	122,412

	TOTAL INVESTMENTS — 100.0% (Cost $248,427,814)	245,064,127
	Other Assets and Liabilities (net) — (0.0%)	(48,714)

	TOTAL NET ASSETS — 100.0%	$245,015,413

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

See accompanying notes to the financial statements.	78

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	93.8%
Preferred Stocks	4.2
Short-Term Investments	4.1
Debt Obligations	0.3
Rights/Warrants	0.0^
Investment Funds	0.0^
Futures Contracts	(0.1)
Other	(2.3)

100.0%

Country/Region Summary¤	% of Investments

Japan	19.0%
France	9.0
Taiwan	8.2
China	7.8
United Kingdom	7.4
South Korea	4.2
Netherlands	4.0
South Africa	4.0
Spain	3.6
Switzerland	3.6
Brazil	3.4
India	3.0
Other Emerging	3.0	†
Germany	2.8
Italy	2.5
Australia	2.3
Mexico	2.3
Other Developed	2.3	‡
Hong Kong	1.5
Singapore	1.4
Norway	1.3
Canada	1.3
Belgium	1.1
Vietnam	1.0

	100.0%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments and includes exposure through the use of derivative financial instruments, if any. The table excludes exposure through forward currency contracts, if any.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Investments.
‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Investments.
^	Rounds to 0.0%.

79

GMO International Equity Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	MUTUAL FUNDS — 99.9%

	Affiliated Issuers — 99.9%
2,103,906	GMO Emerging Markets ex-China Fund, Class VI	29,538,843
4,939,363	GMO Emerging Markets Fund, Class VI	108,912,953
7,626,323	GMO International Equity Fund, Class IV	172,965,013
3,214,975	GMO International Opportunistic Value
	Fund (formerly GMO Tax-Managed
	International Equities Fund), Class III	44,688,144
816,488	GMO-Usonian Japan Value Creation Fund, Class VI	15,064,211

	TOTAL MUTUAL FUNDS (COST $441,106,238)	371,169,164

	SHORT-TERM INVESTMENTS — 0.1%

	Money Market Funds — 0.1%
243,257	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (a)	243,257

	TOTAL SHORT-TERM INVESTMENTS (COST $243,257)	243,257

	TOTAL INVESTMENTS — 100.0% (Cost $441,349,495)	371,412,421
	Other Assets and Liabilities (net) — (0.0%)	(52,029)

	TOTAL NET ASSETS — 100.0%	$371,360,392

Notes to Schedule of Investments:

(a)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

See accompanying notes to the financial statements.	80

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Investment Concentration Summary(a)

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Short-Term Investments	176.5%
Debt Obligations	49.2
Forward Currency Contracts	2.2
Swap Contracts	0.2
Futures Contracts	(0.5)#
Other	(127.6)

100.0%

(a)	GMO Alternative Asset SPC Ltd. is a 100% owned subsidiary of GMO SGM Major Markets Fund. As such, the holdings of GMO Alternative Asset SPC Ltd. have been included with GMO SGM Major Markets Fund.
&

In the table, derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). The exposure the Fund has to futures contracts based on notional amounts is 35.2% of net assets.

#	Some or all is comprised of commodity exposure. See the Consolidated Schedule of Investments.

81

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Par Value† / Shares		Description†	Value ($)

		DEBT OBLIGATIONS — 49.2%

		United States — 49.2%
		U.S. Government — 49.2%
	500,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.14%, 5.55%, due 10/31/24 (a)	500,524
	17,300,000	U.S. Treasury Floating Rate Notes, Variable Rate, USBM + 0.17%, 5.58%, due 04/30/25 (a) (b)	17,306,186

		Total U.S. Government	17,806,710

		Total United States	17,806,710

		TOTAL DEBT OBLIGATIONS (COST $17,810,070)	17,806,710

		SHORT-TERM INVESTMENTS — 176.5%

		Sovereign and Sovereign Agency Issuers — 30.8%
JPY	179,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/11/23	1,230,315
JPY	443,000,000	Japan Treasury Discount Bill, Zero Coupon, due 09/19/23	3,044,937
JPY	150,000,000	Japan Treasury Discount Bill, Zero Coupon, due 10/30/23	1,031,155
JPY	450,000,001	Japan Treasury Discount Bill, Zero Coupon, due 11/06/23	3,093,527
JPY	400,000,000	Japan Treasury Discount Bill, Zero Coupon, due 11/13/23	2,749,855

		Total Sovereign and Sovereign Agency Issuers	11,149,789

		Money Market Funds — 145.7%
	956,523	State Street Global Advisors Liquidity PLC - U.S. Treasury Liquidity Fund, 5.26% (b)	956,523
	51,830,134	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (c)	51,830,134

		Total Money Market Funds	52,786,657

		TOTAL SHORT-TERM INVESTMENTS (COST $64,194,384)	63,936,446

		TOTAL INVESTMENTS — 225.7% (Cost $82,004,454)	81,743,156

		Other Assets and Liabilities (net) — (125.7%)	(45,526,755)

		TOTAL NET ASSETS — 100.0%	$36,216,401

See accompanying notes to the financial statements.	82

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Forward Currency Contracts

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/25/2023	BCLY	AUD	10,516,122	USD	7,191,608	372,660
10/31/2023	BCLY	CHF	591,827	USD	680,119	6,110
10/31/2023	JPM	CHF	13,476,894	USD	15,832,742	484,426
09/29/2023	SSB	CHF	13,063,809	USD	15,283,599	456,266
10/31/2023	SSB	CHF	7,613	USD	8,719	50
10/31/2023	UBSA	CHF	361,965	USD	414,614	2,385
09/29/2023	JPM	EUR	6,005,865	USD	6,560,333	40,367
09/29/2023	SSB	EUR	34,749	USD	37,882	158
09/25/2023	SSB	GBP	7,256,371	USD	9,221,555	28,317
11/06/2023	BCLY	JPY	450,000,000	USD	3,197,222	73,645
11/13/2023	BCLY	JPY	400,000,000	USD	2,820,051	40,423
09/11/2023	BBH	JPY	179,000,000	USD	1,301,638	70,203
10/30/2023	BBH	JPY	150,000,000	USD	1,095,585	55,548
09/19/2023	MSCI	JPY	443,000,000	USD	3,183,293	131,746
10/23/2023	MSCI	JPY	75,511,000	USD	523,065	85
09/29/2023	UBSA	NZD	150,295	USD	94,015	4,389
09/25/2023	DB	USD	781,171	AUD	1,215,161	6,773
09/25/2023	SSB	USD	315,044	AUD	489,445	2,326
10/23/2023	MSCI	USD	7,808,496	JPY	1,131,900,000	30,914
09/29/2023	BCLY	USD	809,048	NZD	1,358,317	962
09/29/2023	MSCI	USD	1,101,864	NZD	1,859,294	6,894

Settlement Date	Counter- party	Currency Sold		Currency Purchased		Net Unrealized Appreciation (Depreciation)($)

09/18/2023	BCLY	CAD	8,059,878	USD	5,953,324	(13,107)
10/23/2023	DB	JPY	1,533,467,972	USD	10,585,930	(34,693)
10/23/2023	MSCI	JPY	252,845,000	USD	1,746,007	(5,169)
09/29/2023	DB	NZD	3,101,235	USD	1,846,807	(2,561)
09/25/2023	BOA	USD	2,200,192	AUD	3,392,937	(117)
09/25/2023	JPM	USD	1,238,878	AUD	1,890,131	(13,265)
09/25/2023	MSCI	USD	1,269,222	AUD	1,857,040	(65,065)
09/18/2023	BOA	USD	3,889,443	CAD	5,135,046	(88,157)
09/18/2023	BCLY	USD	2,479,390	CAD	3,270,867	(58,088)
09/18/2023	JPM	USD	2,859,173	CAD	3,788,928	(54,368)
09/18/2023	MSCI	USD	1,260,352	CAD	1,659,378	(31,975)
10/31/2023	JPM	USD	19,678,124	CHF	17,205,646	(83,275)
10/31/2023	SSB	USD	24,241	CHF	21,115	(194)
09/29/2023	BCLY	USD	9,940,585	EUR	8,912,486	(265,192)
09/29/2023	DB	USD	1,167	EUR	1,060	(16)
09/25/2023	CITI	USD	412,199	GBP	323,122	(2,830)
09/25/2023	JPM	USD	1,980,637	GBP	1,535,319	(35,513)
09/25/2023	SSB	USD	12,244,281	GBP	9,480,410	(233,365)
09/29/2023	SSB	USD	1,159,839	NZD	1,903,943	(24,455)

						$803,242

Futures Contracts

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Buys
57	CAC40 10 Euro	September 2023	4,517,814	13,215
113	Corn(b)	December 2023	2,702,112	(324,808)
8	DAX Index	September 2023	3,464,424	17,314
11	E-mini Russell 2000 Index	September 2023	1,045,880	(22,457)
19	Euro Bund	December 2023	2,732,531	18,348
58	FTSE 100 Index	September 2023	5,471,255	(24,475)
55	MSCI Singapore	September 2023	1,155,266	21,232
5	S&P 500 E-Mini	September 2023	1,129,000	(2,914)
37	Soybean(b)	November 2023	2,532,188	192,158
4	TOPIX Index	September 2023	639,048	(2,879)
5	UK Gilt Long Bond	December 2023	605,340	5,697

			$25,994,858	$(109,569)

Number of Contracts +	Type	Expiration Date	Notional Amount ($)	Value/Net Unrealized Appreciation (Depreciation) ($)

Sales
11	Canadian Government
	Bond 10 Yr.	December 2023	971,292	(9,882)
40	Euro Bund	September 2023	5,776,986	(25,932)
24	FTSE Taiwan Index	September 2023	1,371,793	(4,334)
10	Gold 100 OZ(b)	December 2023	1,965,900	34,964
10	Hang Seng Index	September 2023	1,165,349	(23,092)
159	Mini MSCI Emerging Markets	September 2023	7,785,435	288,215
26	S&P/TSX 60	September 2023	4,680,077	24,480
20	Silver(b)	December 2023	2,481,200	(168,644)
20	SPI 200 Futures	September 2023	2,343,454	(48,716)
50	U.S. Treasury Note 10 Yr. (CBT)	December 2023	5,551,563	(50,210)
24	WTI Crude(b)	September 2023	2,007,120	(93,604)

			$36,100,169	$(76,755)

+	Buys - Fund is long the futures contract.
Sales - Fund is short the futures contract.

83	See accompanying notes to the financial statements.

GMO SGM Major Markets Fund

(A Series of GMO Trust)

Consolidated Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	7,700,102	05/13/2024	Monthly	—	44,247	44,247
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	7,254,625	05/13/2024	Monthly	—	37,506	37,506
1 Month Federal Funds Rate minus 0.06%	Total Return on MSCI World Daily Total Return Net Value Index	UBSA	USD	2,548,833	05/22/2024	Monthly	—	56,349	56,349
Total Return on MSCI World Daily Total Return Net Growth Index	1 Month Federal Funds Rate plus 0.02%	UBSA	USD	2,766,422	05/22/2024	Monthly	—	(55,161)	(55,161)

							$—	$82,941	$82,941

As of August 31, 2023, for the above contracts and/or agreements, the Fund had sufficient cash and/or securities to cover commitments or collateral requirements, if any, of the relevant broker or exchange.

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	All or a portion of this security or derivative is owned by GMO Alternative Asset SPC Ltd., which is a 100% owned subsidiary of GMO SGM Major Markets Fund.

(c)	The rate disclosed is the 7 day net yield as of August 31, 2023.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

See accompanying notes to the financial statements.	84

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Investment Concentration Summary

August 31, 2023 (Unaudited)

Asset Class Summary&	% of Total Net Assets

Common Stocks	84.3%
Debt Obligations	16.7
Short-Term Investments	16.0
Preferred Stocks	2.1
Loan Assignments	0.0^
Swap Contracts	0.0^
Rights/Warrants	0.0^
Investment Funds	0.0^
Futures Contracts	0.0^
Loan Participations	0.0^
Written Options/Credit Linked Options	0.0^
Purchased Options	0.0^
Forward Currency Contracts	(0.0)^
Reverse Repurchase Agreements	(0.0)^
Securities Sold Short	(16.6)
Other	(2.5)

100.0%

Country/Region Summary¤	Debt Obligations as a % of Total Net Assets

United States	6.1%
Other Emerging	3.1	†
Australia	1.1
Euro Region	(0.6	)§
Other Developed	(1.0	)‡

	8.7%

Country/Region Summary¤	Equity Investments as a % of Total Net Assets

United States	22.4%
Japan	10.3
Other Developed	5.2	‡
Taiwan	4.0
France	3.8
United Kingdom	2.9
China	2.5
South Korea	2.3
Other Emerging	2.1	†
Netherlands	1.9
South Africa	1.9
Brazil	1.8
India	1.7
Switzerland	1.7
Spain	1.6
Mexico	1.4
Australia	1.1
Canada	1.0
Euro Region	0.2§

	69.8%

&

The table incorporates aggregate indirect asset class exposure associated with investments in other funds of GMO Trust (“underlying funds”). Derivative financial instruments, if any, are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation).

¤

The table incorporates aggregate indirect country exposure associated with investments in the underlying funds. The table excludes short-term investments. The table includes exposure through the use of certain derivative financial instruments and excludes exposure through certain currency linked derivatives such as forward currency contracts and currency options. The table is based on duration adjusted net exposures (both investments and derivatives), taking into account the market value of securities and the notional amounts of swaps and other derivative financial instruments. Duration is based on GMO’s models. The greater the duration of a bond, the greater its contribution to the concentration percentage. Credit default swap exposures are factored into the duration-adjusted exposure using the reference security and applying the same methodology to that security. The table is not normalized, thus, due to the exclusions listed above and negative exposures, which may be attributable to derivatives or short sales, if any, the tables may not total to 100%.

†	“Other Emerging” is comprised of emerging countries that each represent between (1.0)% and 1.0% of Total Net Assets.

§	“Euro Region” is comprised of derivative financial instruments attributed to the Eurozone and not a particular country.

‡	“Other Developed” is comprised of developed countries that each represent between (1.0)% and 1.0% of Total Net Assets.

^	Rounds to 0.0%.

85

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 21.3%

	Australia — 0.5%
3,467	Aurizon Holdings Ltd (a)	8,172
16,457	BlueScope Steel Ltd (a)	222,491
24,794	Brambles Ltd (a)	240,105
12,007	Fortescue Metals Group Ltd (a)	165,305
44,850	GPT Group (The) (REIT) (a)	121,436
83,063	Mirvac Group (REIT) (a)	129,504
44,089	Scentre Group (REIT) (a)	78,150
42,562	Stockland (REIT) (a)	116,243

	Total Australia	1,081,406

	Belgium — 0.3%
5,649	Ageas SA/NV (a)	224,662
459	Sofina SA (a)	103,123
3,202	UCB SA (a)	287,210

	Total Belgium	614,995

	Brazil — 0.1%
5,100	Banco do Brasil SA	48,507
4,600	Petroleo Brasileiro SA Sponsored ADR (a)	64,630
1,284	Telefonica Brasil SA ADR (a)	10,837
1,107	Vale SA	14,548

	Total Brazil	138,522

	Canada — 1.0%
2,700	Alimentation Couche-Tard Inc (a)	141,194
967	Brookfield Asset Management Ltd – Class A (a)	33,410
4,265	Brookfield Corp – Class A (a)	145,479
2,000	Canadian Tire Corp Ltd – Class A (a)	237,271
700	iA Financial Corp Inc (a)	43,916
2,700	Magna International Inc (a)	158,819
9,200	Manulife Financial Corp (a) (b)	170,083
7,400	Manulife Financial Corp (a) (b)	136,752
2,752	Nutrien Ltd (a)	174,257
2,300	Onex Corp (a)	142,116
7,300	Quebecor Inc – Class B (a)	166,886
4,500	Teck Resources Ltd – Class B (a) (b)	186,101
1,461	Teck Resources Ltd – Class B (a) (b)	60,368
3,200	West Fraser Timber Co Ltd (a) (b)	241,895
400	West Fraser Timber Co Ltd (a) (b)	30,240

	Total Canada	2,068,787

	China — 0.4%
14,093	Alibaba Group Holding Ltd *	163,565
78,000	Bank of Communications Co Ltd – Class H	44,643
15,000	Beijing Enterprises Holdings Ltd	56,198
12,500	China Conch Venture Holdings Ltd	12,282
114,000	China Construction Bank Corp – Class H	60,996
46,500	China Overseas Land & Investment Ltd	98,026
152,000	China Railway Group Ltd – Class H	80,413
286,000	China Zhongwang Holdings Ltd * (c)	—

Shares	Description	Value ($)

	China — continued
110,000	CITIC Ltd	109,164
32,000	COSCO Shipping Holdings Co Ltd – Class H	32,816
60,000	Dongfeng Motor Group Co Ltd – Class H	22,009
9,000	Kingboard Holdings Ltd	20,423
9,900	Shanghai Pharmaceuticals Holding Co Ltd – Class H	16,277
8,000	Sinopharm Group Co Ltd – Class H	23,215
1,529	Tencent Holdings Ltd	63,362

	Total China	803,389

	Denmark — 0.4%
49	AP Moller – Maersk A/S – Class A (a)	87,567
112	AP Moller – Maersk A/S – Class B (a)	203,321
12,003	Danske Bank A/S (a)	269,423
2,923	Pandora A/S (a)	302,701
159	Rockwool A/S – B Shares (a)	40,580

	Total Denmark	903,592

	Finland — 0.2%
3,119	Neste Oyj (a)	114,102
65,530	Nokia Oyj (a)	262,059
6,647	Stora Enso Oyj – R Shares (a)	84,534

	Total Finland	460,695

	France — 0.8%
9,781	ArcelorMittal SA	259,828
3,244	BNP Paribas SA (a)	209,782
580	Cie de Saint-Gobain SA (a)	37,730
211	Kering SA (a)	112,828
261	LVMH Moet Hennessy Louis Vuitton SE (a)	220,717
1,914	Publicis Groupe SA (a)	149,345
2,957	Renault SA (a)	119,313
1,854	Safran SA (a)	297,132
9,024	Societe Generale SA (a)	255,660
5,933	Vivendi SE (a)	54,037

	Total France	1,716,372

	Germany — 0.3%
530	Bayerische Motoren Werke AG (a)	55,745
1,331	Beiersdorf AG (a)	174,275
859	Continental AG (a)	63,719
2,702	Fresenius SE & Co KGaA (a)	86,624
564	Heidelberg Materials AG (a)	45,349
2,724	Mercedes-Benz Group AG (a)	199,328

	Total Germany	625,040

	Hong Kong — 0.1%
16,230	Galaxy Entertainment Group Ltd *	107,275
4,500	Orient Overseas International Ltd (a)	60,351

	Total Hong Kong	167,626

See accompanying notes to the financial statements.	86

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	India — 0.4%
75,186	GAIL India Ltd	104,686
5,777	Hindalco Industries Ltd	32,118
9,472	Hindustan Petroleum Corp Ltd *	28,370
25,377	Indian Oil Corp Ltd	27,264
43,451	NTPC Ltd	114,997
106,213	Oil & Natural Gas Corp Ltd	223,020
127,914	Tata Steel Ltd	190,779

	Total India	721,234

	Ireland — 0.1%
2,190	Ryanair Holdings Plc Sponsored ADR * (a)	217,358

	Israel — 0.2%
269	Check Point Software Technologies Ltd *	36,204
5,573	Teva Pharmaceutical Industries Ltd *	54,213
27,646	Teva Pharmaceutical Industries Ltd Sponsored ADR * (a)	269,825

	Total Israel	360,242

	Italy — 0.2%
17,269	Stellantis NV (a)	320,569
587,352	Telecom Italia SPA * (a)	182,215

	Total Italy	502,784

	Japan — 1.7%
400	FUJIFILM Holdings Corp (a)	23,638
10,800	Honda Motor Co Ltd (a)	349,017
21,900	Inpex Corp (a)	306,684
7,800	ITOCHU Corp (a)	292,729
4,300	Kawasaki Kisen Kaisha Ltd (a)	144,098
2,200	Mitsubishi Corp (a)	108,515
10,600	Mitsui OSK Lines Ltd (a)	293,524
1,400	NEC Corp (a)	73,795
11,800	Nippon Yusen KK (a)	313,932
21,300	Obayashi Corp (a)	192,909
1,100	Renesas Electronics Corp * (a)	18,326
14,700	Sekisui House Ltd (a)	299,577
14,400	Shimizu Corp (a)	96,882
2,100	Shionogi & Co Ltd (a)	92,230
7,600	Subaru Corp (a)	146,098
15,400	Sumitomo Corp (a)	316,723
4,400	Taisei Corp (a)	148,086
2,700	TDK Corp (a)	98,272
8,800	Tosoh Corp (a)	113,870
600	Toyota Tsusho Corp (a)	35,717
4,200	Yamaha Motor Co Ltd (a)	108,680

	Total Japan	3,573,302

	Mexico — 0.3%
26,835	Fomento Economico Mexicano SAB de CV	300,449
44,275	Grupo Mexico SAB de CV – Series B	211,631

	Total Mexico	512,080

Shares	Description	Value ($)

	Netherlands — 0.8%
52,055	Aegon NV (a)	266,781
838	AerCap Holdings NV *	51,554
3,051	EXOR NV (a)	270,004
2,737	ING Groep NV (a)	38,781
6,158	JDE Peet’s NV (a)	171,405
5,891	Koninklijke Ahold Delhaize NV (a)	192,695
13,553	Koninklijke Philips NV * (a)	304,557
6,106	NN Group NV (a)	235,053

	Total Netherlands	1,530,830

	New Zealand — 0.0%
12,318	Meridian Energy Ltd (a)	39,403

	Norway — 0.1%
3,572	Equinor ASA (a)	109,700

	Poland — 0.1%
9,263	ORLEN SA	141,417

	Portugal — 0.0%
20,973	EDP – Energias de Portugal SA	95,555

	Russia — 0.0%
2,505	LUKOIL PJSC (c)	1,785
5,410	Novatek PJSC (c)	952

	Total Russia	2,737

	South Africa — 0.1%
7,025	Bidvest Group Ltd (The)	105,991

	South Korea — 0.4%
826	E-MART Inc	46,063
3,721	Kia Corp	225,545
1,631	LG Corp	101,184
1,178	LG Electronics Inc	87,668
45	POSCO Holdings Inc	19,676
2,400	POSCO Holdings Inc Sponsored ADR (a)	263,424
2,735	SK Square Co Ltd *	93,181

	Total South Korea	836,741

	Spain — 0.5%
3,107	Amadeus IT Group SA (a)	213,182
39,438	Banco Bilbao Vizcaya Argentaria SA (a)	311,162
75,774	Banco Santander SA (a)	295,792
5,679	Industria de Diseno Textil SA (a)	217,570

	Total Spain	1,037,706

	Sweden — 0.2%
29,827	Fastighets AB Balder – B Shares* (a)	142,562
2,739	Investor AB – B Shares (a)	52,720
10,867	Kinnevik AB – Class B* (a)	127,603
3,780	Skanska AB – B Shares (a)	55,333

87	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Sweden — continued
2,725	Svenska Cellulosa AB SCA – Class B (a)	36,275

	Total Sweden	414,493

	Switzerland — 0.4%
6,670	Adecco Group AG (Registered) (a)	286,910
4,311	Logitech International SA (Registered) (a) (b)	298,246
500	Logitech International SA (Registered) (a) (b)	34,410
53	Roche Holding AG (a)	16,518
809	Roche Holding AG – Genusschein (a)	237,432

	Total Switzerland	873,516

	Thailand — 0.1%
21,200	Kasikornbank Pcl NVDR	78,973
263,800	Krung Thai Bank Pcl NVDR	145,321

	Total Thailand	224,294

	Turkey — 0.1%
60,102	Haci Omer Sabanci Holding AS	134,382
222,835	Yapi ve Kredi Bankasi AS	132,347

	Total Turkey	266,729

	United Kingdom — 0.9%
5,040	3i Group Plc (a)	126,915
5,969	Berkeley Group Holdings Plc (The) (a)	306,664
161,351	BT Group Plc (a)	236,042
2,961	Coca-Cola HBC AG (a)	85,297
10,255	Compass Group Plc (a)	258,597
52,595	Kingfisher Plc (a)	155,865
5,545	Persimmon Plc (a)	74,754
6,513	Shell Plc (a)	199,137
72,474	Taylor Wimpey Plc (a)	104,739
28,118	Vodafone Group Plc Sponsored ADR (a)	262,060

	Total United Kingdom	1,810,070

	United States — 10.6%
2,188	3M Co. (a)	233,394
331	Akamai Technologies, Inc. * (a)	34,785
9,962	Ally Financial, Inc. (a)	275,848
2,443	Alphabet, Inc. – Class A* (a)	332,663
811	Alphabet, Inc. – Class C* (a)	111,391
1,344	American Express Co. (a)	212,339
2,234	Arrow Electronics, Inc. * (a)	298,083
200	Aspen Technology, Inc. * (a)	38,800
1,896	Best Buy Co., Inc. (a)	144,949
634	Bio-Rad Laboratories, Inc. – Class A* (a)	253,727
105	Booking Holdings, Inc. * (a)	326,028
9,896	BorgWarner, Inc. (a)	403,262
1,766	Builders FirstSource, Inc. * (a)	256,141
2,955	Capital One Financial Corp. (a)	302,562
1,212	CarMax, Inc. * (a)	98,996
4,046	Carrier Global Corp. (a)	232,443

Shares	Description	Value ($)

	United States — continued
2,612	CBRE Group, Inc. – Class A* (a)	222,151
3,410	Centene Corp. * (a)	210,226
3,132	Chesapeake Energy Corp. (a)	276,274
1,065	Chevron Corp. (a)	171,572
5,700	Citigroup, Inc. (a)	235,353
16,638	Cleveland-Cliffs, Inc. * (a)	254,395
4,300	Cognizant Technology Solutions Corp. – Class A (a)	307,923
7,000	Comcast Corp. – Class A (a)	327,320
177	Cummins, Inc. (a)	40,717
3,888	CVS Health Corp. (a)	253,381
3,221	Darling Ingredients, Inc. * (a)	198,929
2,530	Dell Technologies, Inc. – Class C (a)	142,287
2,628	Discover Financial Services (a)	236,704
2,224	DISH Network Corp. – Class A* (a)	13,344
1,440	DR Horton, Inc. (a)	171,389
5,900	eBay, Inc. (a)	264,202
1,901	EOG Resources, Inc. (a)	244,507
2,271	Expedia Group, Inc. * (a)	246,154
87	FedEx Corp. (a)	22,709
6,700	Fidelity National Financial, Inc. (a)	277,380
24,100	Ford Motor Co. (a)	292,333
1,900	Fortune Brands Innovations, Inc. (a)	131,138
1,875	Fox Corp. – Class A (a)	61,988
7,200	Fox Corp. – Class B (a)	219,744
8,400	Franklin Resources, Inc. (a)	224,616
721	Generac Holdings, Inc. * (a)	85,662
695	General Electric Co. (a)	79,550
8,300	General Motors Co. (a)	278,133
375	Goldman Sachs Group, Inc. (The) (a)	122,891
2,172	Green Plains, Inc. * (a)	67,419
4,554	Hewlett Packard Enterprise Co. (a)	77,372
1,196	Hilton Worldwide Holdings, Inc. (a)	177,785
9,000	HP, Inc. (a)	267,390
4,127	Incyte Corp. * (a)	266,315
10,000	Intel Corp. (a)	351,400
2,092	Intercontinental Exchange, Inc. (a)	246,835
2,100	International Business Machines Corp. (a)	308,343
6,965	Invesco Ltd. (a)	110,883
1,586	Jazz Pharmaceuticals Plc * (a)	227,369
16,718	Kinder Morgan, Inc. (a)	287,884
7,657	Kraft Heinz Co. (The) (a)	253,370
1,060	Kroger Co. (The) (a)	49,173
1,111	Laboratory Corp. of America Holdings (a)	231,199
276	Lam Research Corp. (a)	193,862
3,212	Las Vegas Sands Corp. (a)	176,210
1,414	Lennar Corp. – Class A (a)	168,393
1,288	Liberty Global Plc – Class A* (a)	23,751
3,385	Liberty Global Plc – Class C* (a)	67,158
2,970	LyondellBasell Industries NV – Class A (a)	293,347
580	Marathon Petroleum Corp. (a)	82,807
136	Markel Group, Inc. * (a)	201,133
6,298	Match Group, Inc. * (a)	295,187
1,672	Meta Platforms, Inc. – Class A* (a)	494,728

See accompanying notes to the financial statements.	88

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
7,488	Micron Technology, Inc. (a)	523,711
2,535	Moderna, Inc. * (a)	286,632
2,100	Mohawk Industries, Inc. * (a)	212,919
1,574	Molson Coors Brewing Co. – Class B (a)	99,933
5,085	Mosaic Co. (The) (a)	197,552
2,059	NRG Energy, Inc. (a)	77,315
1,800	Nucor Corp. (a)	309,780
1,320	Otis Worldwide Corp. (a)	112,926
6,455	Ovintiv, Inc. (a)	303,127
1,694	PACCAR, Inc. (a)	139,399
15,076	Paramount Global – Class B (a)	227,497
4,394	PayPal Holdings, Inc. * (a)	274,669
8,036	Pfizer, Inc. (a)	284,314
959	Phinia, Inc. * (a)	26,660
836	Pinterest, Inc. – Class A* (a)	22,982
2,257	PulteGroup, Inc. (a)	185,209
2,316	QUALCOMM, Inc. (a)	265,251
400	Regeneron Pharmaceuticals, Inc. * (a)	330,596
1,783	RTX Corp. (a)	153,409
1,828	Skyworks Solutions, Inc. (a)	198,777
2,725	Steel Dynamics, Inc. (a)	290,458
9,486	Synchrony Financial (a)	306,208
543	Texas Instruments, Inc. (a)	91,257
2,200	Textron, Inc. (a)	170,962
5,197	Tyson Foods, Inc. – Class A (a)	276,844
97	United Rentals, Inc. (a)	46,224
1,068	Universal Health Services, Inc. – Class B (a)	143,860
4,013	US Bancorp (a)	146,595
312	Valero Energy Corp. (a)	40,529
8,967	Verizon Communications, Inc. (a)	313,666
24,200	Viatris, Inc. (a)	260,150
6,830	Walgreens Boots Alliance, Inc. (a)	172,867
4,884	Wells Fargo & Co. (a)	201,660
5,640	Western Digital Corp. * (a)	253,800
2,048	Westlake Corp. (a)	268,247
887	Whirlpool Corp. (a)	124,145
4,000	Zoom Video Communications, Inc. – Class A* (a)	284,120

	Total United States	21,711,946

	TOTAL COMMON STOCKS (COST $41,778,759)	43,668,552

	PREFERRED STOCKS (d) — 0.3%

	Brazil — 0.1%
24,987	Bradespar SA	113,530
4,000	Petroleo Brasileiro SA	25,800
14,400	Petroleo Brasileiro SA Sponsored ADR (a)	186,336

	Total Brazil	325,666

	Germany — 0.2%
1,287	Bayerische Motoren Werke AG (a)	123,657
785	Porsche Automobil Holding SE (a)	42,105

Shares / Par Value†	Description	Value ($)

	Germany — continued
1,520	Volkswagen AG (a)	186,021

	Total Germany	351,783

	TOTAL PREFERRED STOCKS (COST $626,839)	677,449

	DEBT OBLIGATIONS — 4.2%

	United States — 4.2%
	U.S. Government — 2.5%
5,000,000	U.S. Treasury Note, Variable Rate, USBM + 0.20%, 5.61%, due 01/31/25 (a)	5,007,444

	U.S. Government Agency — 1.7%
1,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.10%, 5.40%, due 10/06/23	1,000,064
1,000,000	Federal Home Loan Banks, Variable Rate, SOFR + 0.12%, 5.42%, due 03/06/24	1,000,597
1,500,000	Federal Home Loan Banks, 5.23%, due 03/22/24	1,495,912

	Total U.S. Government Agency	3,496,573

	Total United States	8,504,017

	TOTAL DEBT OBLIGATIONS (COST $8,502,647)	8,504,017

	MUTUAL FUNDS — 80.6%

	United States — 80.6%
	Affiliated Issuers — 80.6%
419,243	GMO Emerging Country Debt Fund, Class VI	7,772,769
1,214,434	GMO Emerging Markets ex-China Fund, Class VI	17,050,657
778,744	GMO Emerging Markets Fund, Class VI	17,171,304
1,309,549	GMO International Equity Fund, Class IV	29,700,573
1,226,672	GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	17,050,734
529,802	GMO-Usonian Japan Value Creation Fund, Class VI	9,774,851
1,131,643	GMO Multi-Sector Fixed Income Fund, Class IV	19,102,140
267,201	GMO Quality Fund, Class VI	7,529,720
341,936	GMO Small Cap Quality Fund, Class VI	8,469,753
835,893	GMO U.S. Equity Fund, Class VI	10,615,837
848,460	GMO U.S. Opportunistic Value Fund, Class VI	17,342,512
638,389	GMO U.S. Treasury Fund	3,191,945

	Total Affiliated Issuers	164,772,795

	TOTAL MUTUAL FUNDS (COST $170,833,279)	164,772,795

	SHORT-TERM INVESTMENTS — 10.1%

89	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Money Market Funds — 0.3%
575,687	State Street Institutional Treasury Money Market Fund – Premier Class, 5.22% (e)	575,687

	Repurchase Agreements — 9.8%
20,000,000	Nomura Securities International, Inc. Repurchase Agreement, dated 08/31/23, maturing on 09/01/23 with a maturity value of $20,002,928 and an effective yield of 5.27%, collateralized by a U.S. Treasury Note with maturity date 08/15/26 and a market value of $20,373,263.	20,000,000

	TOTAL SHORT-TERM INVESTMENTS (COST $20,575,687)	20,575,687

	TOTAL INVESTMENTS — 116.5% (Cost $242,317,211)	238,198,500

	SECURITIES SOLD SHORT — (16.6)%

	Common Stocks — (16.4)%

	Australia — (0.4)%
(4,131)	ASX Ltd	(153,736)
(484)	Cochlear Ltd	(84,954)
(9,138)	IDP Education Ltd	(145,329)
(86,969)	Pilbara Minerals Ltd	(260,735)
(3,988)	Ramsay Health Care Ltd	(132,338)
(779)	WiseTech Global Ltd	(34,945)

	Total Australia	(812,037)

	Austria — (0.1)%
(2,362)	Verbund AG	(193,304)

	Belgium — (0.1)%
(4,837)	Anheuser-Busch InBev SA/NV	(274,558)

	Canada — (0.9)%
(4,300)	Agnico Eagle Mines Ltd	(208,593)
(7,884)	Algonquin Power & Utilities Corp	(59,603)
(12,100)	AltaGas Ltd	(236,591)
(942)	Brookfield Renewable Corp – Class A	(26,329)
(1,916)	Cameco Corp	(70,892)
(7,373)	Enbridge Inc	(258,645)
(1,984)	Franco-Nevada Corp	(285,617)
(5,904)	GFL Environmental Inc	(191,289)
(8,100)	Pembina Pipeline Corp	(251,748)
(4,000)	Restaurant Brands International Inc	(277,800)

	Total Canada	(1,867,107)

	Denmark — (0.1)%
(953)	Coloplast A/S – Class B	(108,543)
(5,884)	Tryg A/S	(112,262)

	Total Denmark	(220,805)

Shares	Description	Value ($)

	Finland — (0.1)%
(1,468)	Elisa Oyj	(72,066)
(419)	Kone Oyj – Class B	(19,060)

	Total Finland	(91,126)

	France — (0.5)%
(7,842)	Accor SA	(280,456)
(1,525)	Aeroports de Paris	(200,702)
(38)	Euronext NV	(2,743)
(13,476)	Getlink SE	(225,553)
(146)	Hermes International SCA	(300,276)
(185)	Sartorius Stedim Biotech	(52,468)

	Total France	(1,062,198)

	Germany — (0.6)%
(254)	adidas AG	(50,691)
(6,166)	Delivery Hero SE*	(224,921)
(866)	Deutsche Boerse AG	(153,736)
(1,001)	MTU Aero Engines AG	(233,654)
(675)	Puma SE	(45,237)
(184)	Rational AG	(140,162)
(2,084)	Symrise AG	(217,246)
(70,965)	Telefonica Deutschland Holding AG	(134,915)
(1,286)	Zalando SE*	(39,976)

	Total Germany	(1,240,538)

	Ireland — (0.0)%
(159)	Flutter Entertainment Plc*	(28,953)

	Israel — (0.2)%
(1,800)	CyberArk Software Ltd*	(298,872)

	Italy — (0.5)%
(6,384)	Amplifon SPA	(207,310)
(208)	DiaSorin SPA	(21,964)
(876)	Ferrari NV (b)	(277,746)
(123)	Ferrari NV (b)	(39,082)
(17,820)	FinecoBank Banca Fineco SPA	(243,554)
(19,965)	Infrastrutture Wireless Italiane SPA	(247,014)

	Total Italy	(1,036,670)

	Japan — (1.8)%
(11,100)	Aeon Co Ltd	(230,038)
(11,300)	ANA Holdings Inc*	(255,099)
(7,800)	Asahi Intecc Co Ltd	(158,227)
(400)	East Japan Railway Co	(22,616)
(2,400)	GMO Payment Gateway Inc	(151,975)
(12,900)	Japan Airlines Co Ltd	(265,659)
(7,600)	Japan Exchange Group Inc	(132,603)
(3,700)	Keio Corp	(128,023)
(1,800)	Keisei Electric Railway Co Ltd	(68,925)
(900)	Kintetsu Group Holdings Co Ltd	(28,487)
(1,500)	Kobe Bussan Co Ltd	(37,371)
(2,000)	Lasertec Corp	(310,879)

See accompanying notes to the financial statements.	90

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	Japan — continued
(8,500)	M3 Inc	(169,429)
(15,200)	MonotaRO Co Ltd	(179,516)
(700)	Nidec Corp	(36,424)
(10,500)	Nippon Paint Holdings Co Ltd	(81,129)
(10,700)	Odakyu Electric Railway Co Ltd	(159,105)
(8,500)	Oriental Land Co Ltd	(306,180)
(58,300)	Rakuten Group Inc	(226,848)
(2,600)	Shiseido Co Ltd	(105,506)
(23,900)	SoftBank Corp	(274,102)
(3,400)	Tobu Railway Co Ltd	(93,209)
(12,700)	Tokyu Corp	(160,485)

	Total Japan	(3,581,835)

	Netherlands — (0.4)%
(272)	Adyen NV*	(227,126)
(58)	ASML Holding NV	(38,137)
(748)	IMCD NV	(103,024)
(6,105)	Just Eat Takeaway.com NV*	(85,750)
(12,991)	Universal Music Group NV	(322,088)

	Total Netherlands	(776,125)

	New Zealand — (0.1)%
(3,637)	Xero Ltd*	(294,392)

	Peru — (0.1)%
(3,500)	Southern Copper Corp	(282,310)

	Singapore — (0.3)%
(57,153)	Grab Holdings Ltd – Class A*	(215,467)
(1,943,400)	Sembcorp Marine Ltd*	(208,325)
(18,700)	Singapore Exchange Ltd	(133,123)

	Total Singapore	(556,915)

	Spain — (0.3)%
(7,689)	Cellnex Telecom SA*	(294,069)
(9,802)	Ferrovial SE	(310,893)

	Total Spain	(604,962)

	Sweden — (0.1)%
(2,457)	Beijer Ref AB	(28,163)
(2,267)	EQT AB	(45,570)
(1,452)	Evolution AB	(157,044)
(2,319)	H & M Hennes & Mauritz AB – Class B	(35,406)

	Total Sweden	(266,183)

	Switzerland — (0.2)%
(5)	Chocoladefabriken Lindt & Spruengli AG	(59,764)
(114)	Partners Group Holding AG	(122,881)
(1,259)	Straumann Holding AG (Registered)	(190,348)

	Total Switzerland	(372,993)

Shares	Description	Value ($)

	United Kingdom — (0.9)%
(2,205)	Admiral Group Plc	(69,466)
(25,277)	Auto Trader Group Plc	(193,836)
(14,090)	Hargreaves Lansdown Plc	(135,591)
(32,236)	Informa Plc	(297,844)
(3,478)	InterContinental Hotels Group Plc	(261,599)
(2,983)	London Stock Exchange Group Plc	(308,604)
(32,298)	M&G Plc	(78,011)
(128,837)	Rolls-Royce Holdings Plc*	(361,429)
(762)	Severn Trent Plc	(23,140)
(605)	Spirax-Sarco Engineering Plc	(77,528)
(666)	Whitbread Plc	(28,967)
(6,780)	Wise Plc – Class A*	(54,880)

	Total United Kingdom	(1,890,895)

	United States — (8.7)%
(457)	AECOM	(40,102)
(12,789)	AES Corp. (The)	(229,307)
(1,500)	Alnylam Pharmaceuticals, Inc.*	(296,730)
(6,375)	Altria Group, Inc.	(281,903)
(700)	American Tower Corp. (REIT)	(126,924)
(3,144)	Ares Management Corp. – Class A	(325,215)
(1,500)	Arthur J Gallagher & Co.	(345,720)
(1,158)	Axon Enterprise, Inc.*	(246,550)
(2,376)	Bills Holdings, Inc.*	(273,953)
(3,255)	Bio-Techne Corp.	(255,192)
(1,500)	Boeing Co. (The)*	(336,045)
(361)	Broadcom, Inc.	(333,163)
(1,695)	Burlington Stores, Inc.*	(275,031)
(5,400)	Caesars Entertainment, Inc.*	(298,404)
(2,580)	Carnival Corp.*	(40,816)
(451)	Catalent, Inc.*	(22,536)
(4,078)	Ceridian HCM Holding, Inc.*	(295,737)
(157)	Chipotle Mexican Grill, Inc.*	(302,483)
(7,314)	Clarivate Plc*	(54,343)
(4,467)	Cloudflare, Inc. – Class A*	(290,489)
(451)	CoStar Group, Inc.*	(36,978)
(600)	Crown Castle, Inc. (REIT)	(60,300)
(2,400)	Dexcom, Inc.*	(242,352)
(345)	Ecolab, Inc.	(63,414)
(1,800)	Equity LifeStyle Properties, Inc. (REIT)	(120,528)
(100)	Erie Indemnity Co. – Class A	(27,873)
(2,549)	Essential Utilities, Inc.	(94,058)
(3,236)	Exact Sciences Corp.*	(270,756)
(98)	Fair Isaac Corp.*	(88,650)
(926)	Fastenal Co.	(53,319)
(302)	Fiserv, Inc.*	(36,660)
(2,942)	Fortinet, Inc.*	(177,138)
(824)	Gartner, Inc.*	(288,136)
(2,140)	Hess Corp.	(330,630)
(600)	HubSpot, Inc.*	(327,912)
(396)	IDEXX Laboratories, Inc.*	(202,518)
(1,134)	Insulet Corp.*	(217,399)
(1,533)	IQVIA Holdings, Inc.*	(341,292)

91	See accompanying notes to the financial statements.

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

(showing percentage of total net assets)

August 31, 2023 (Unaudited)

Shares	Description	Value ($)

	United States — continued
(2,700)	Iron Mountain, Inc. (REIT)	(171,558)
(161)	Jack Henry & Associates, Inc.	(25,242)
(1,234)	Keurig Dr Pepper, Inc.	(41,524)
(2,351)	Lamb Weston Holdings, Inc.	(229,011)
(542)	Lattice Semiconductor Corp.*	(52,715)
(4,100)	Liberty Media Corp.-Liberty Formula One – Class C*	(282,039)
(900)	Linde Plc	(348,336)
(3,321)	Live Nation Entertainment, Inc.*	(280,724)
(899)	MarketAxess Holdings, Inc.	(216,596)
(700)	Mastercard, Inc. – Class A	(288,848)
(128)	McKesson Corp.	(52,777)
(62)	MercadoLibre, Inc.*	(85,086)
(800)	MongoDB, Inc.*	(305,040)
(33)	Monolithic Power Systems, Inc.	(17,200)
(589)	Moody’s Corp.	(198,375)
(108)	Motorola Solutions, Inc.	(30,626)
(619)	MSCI, Inc.	(336,501)
(6,615)	Newmont Corp.	(260,763)
(9,463)	NiSource, Inc.	(253,230)
(7,741)	Novocure Ltd.*	(170,766)
(3,500)	Okta, Inc.*	(292,285)
(4,353)	ONEOK, Inc.	(283,816)
(14,836)	Palantir Technologies, Inc. – Class A*	(222,243)
(2,732)	Paychex, Inc.	(333,932)
(200)	Paylocity Holding Corp.*	(40,100)
(2,900)	Philip Morris International, Inc.	(278,574)
(520)	PTC, Inc.*	(76,528)
(996)	Repligen Corp.*	(173,214)
(3,967)	Rivian Automotive, Inc. – Class A*	(90,170)
(6,800)	ROBLOX Corp. – Class A*	(192,372)
(3,705)	Roku, Inc.*	(300,846)
(6,604)	Rollins, Inc.	(261,320)
(3,247)	Royal Caribbean Cruises Ltd.*	(321,258)
(487)	RPM International, Inc.	(48,573)
(318)	ServiceNow, Inc.*	(187,248)
(914)	Sherwin-Williams Co. (The)	(248,352)

Shares	Description	Value ($)

	United States — continued
(1,200)	Simon Property Group, Inc. (REIT)	(136,188)
(1,666)	Snowflake, Inc. – Class A*	(261,312)
(2,800)	Starbucks Corp.	(272,832)
(100)	STERIS Plc	(22,959)
(189)	Sysco Corp.	(13,164)
(1,159)	Tesla, Inc.*	(299,115)
(11,993)	Toast, Inc. – Class A*	(265,885)
(694)	Trade Desk, Inc. (The) – Class A*	(55,541)
(400)	TransDigm Group, Inc.*	(361,540)
(938)	Twilio, Inc. – Class A*	(59,760)
(9)	Uber Technologies, Inc.*	(425)
(3,200)	UDR, Inc. (REIT)	(127,680)
(1,000)	Vail Resorts, Inc.	(226,320)
(424)	Watsco, Inc.	(154,569)
(9,700)	Williams Cos., Inc. (The)	(334,941)
(5,472)	Wolfspeed, Inc.*	(261,671)
(664)	Zillow Group, Inc. – Class C*	(34,634)
(1,978)	Zscaler, Inc.*	(308,667)

	Total United States	(17,845,547)

	TOTAL COMMON STOCKS (PROCEEDS $33,792,554)	(33,598,325)

	PREFERRED STOCKS (d) — (0.2)%
	Germany — (0.2)%
(658)	Sartorius AG	(269,073)
(113)	Dr Ing hc F Porsche AG	(12,463)

	TOTAL PREFERRED STOCKS (PROCEEDS $285,852)	(281,536)

	TOTAL SECURITIES SOLD SHORT (PROCEEDS $34,078,406)	(33,879,861)

	Other Assets and Liabilities (net) — 0.1%	170,043

	TOTAL NET ASSETS — 100.0%	$204,488,682

A summary of outstanding financial instruments at August 31, 2023 is as follows:

Swap Contracts

OTC Total Return Swaps

Fund Pays	Fund Receives	Counterparty	Notional Amount		Expiration Date	Periodic Payment Frequency	Premiums Paid/ (Received) ($)	Value ($)	Net Unrealized Appreciation/ (Depreciation) ($)

Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.40%	MORD	USD	1,905,704	06/18/2024	Monthly	—	(36,654)	(36,654)
Total Return on Equity Basket (f)	1 Month Federal Funds Rate minus 0.40%	GS	USD	974,154	06/24/2024	Monthly	—	(2,088)	(2,088)

							$—	$(38,742)	$(38,742)

See accompanying notes to the financial statements.	92

GMO Strategic Opportunities Allocation Fund

(A Series of GMO Trust)

Schedule of Investments — (Continued)

August 31, 2023 (Unaudited)

Notes to Schedule of Investments:

†	Denominated in U.S. Dollar, unless otherwise indicated.

*	Non-income producing security.

(a)

All or a portion of this security has been pledged to cover margin requirements on futures and/or cleared swap contracts, collateral on securities sold short, OTC swap contracts, forward currency contracts, and/or written options, if any (Note 4).

(b)	Securities are traded on separate exchanges for the same entity.

(c)

Investment valued at fair value using methods determined in good faith by the Trustees of GMO Trust or persons acting at their direction pursuant to procedures approved by the Trustees. Investment valued using significant unobservable inputs (Note 2).

(d)	Preferred dividend rates are disclosed to the extent that a stated rate exists.

(e)	The rate disclosed is the 7 day net yield as of August 31, 2023.

(f)	Periodic payments made/received are based on the total return of the referenced entity. Custom equity basket swap which has a notional amount of less than 1% of the Fund’s total net assets.

For a listing of definitions of acronyms, counterparty abbreviations and currency abbreviations used throughout the Schedule of Investments as well as the derivative tables, if any, please refer to page 94.

93	See accompanying notes to the financial statements.

GMO Trust Funds

August 31, 2023 (Unaudited)

Portfolio Abbreviations:

144A - Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,

normally to qualified institutional investors.

ADR - American Depositary Receipt

AUD BBSW - Bank Bill Swap Reference Rate denominated in Australian Dollar.

CORRA - Canadian Overnight Repo Rate Average

CVA - Certificaaten van aandelen (Share Certificates)

CVR - Contingent Value Right

EuroSTR - Euro Short-Term Rate

Foreign Registered - Shares issued to foreign investors in markets that have foreign ownership limits.

GDR - Global Depositary Receipt

JSC - Joint-Stock Company

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

NZD Bank Bill Rate - Bank Bill Rate denominated in New Zealand Dollar.

OIS - Overnight Indexed Swaps

PJSC - Private Joint-Stock Company

QPSC - Qatar Private Stock Company

QSC - Qatari Shareholding Company

REIT - Real Estate Investment Trust

SARON - Swiss Average Rate Overnight

SEK STIBOR - Stockholm Interbank Offered Rate denominated in Swedish Krona.

SOFOM - Sociedades Financieras de Objeto Multi (Multi-purpose Financial Company)

SOFR - Secured Overnight Financing Rate

SONIA - Sterling Overnight Interbank Average Rate

TBA - To Be Announced - Delayed Delivery Security

USBM - U.S. Treasury 3 Month Bill Money Market Yield

The rates shown on variable rate notes are the current interest rates at August 31, 2023, which are subject to change based on the terms of the security.

Counterparty Abbreviations:

BBH - Brown Brothers Harriman & Co	MORD - Morgan Stanley Capital

BCLY - Barclays Bank PLC	Services LLC

BOA - Bank of America, N.A.	MSCI - Morgan Stanley & Co.

CGMI - Citigroup Global Markets Inc.	International PLC

CITI - Citibank N.A.	SSB - State Street Bank and Trust Company

DB - Deutsche Bank AG	UBSA - UBS AG

GS - Goldman Sachs International
JPM - JPMorgan Chase Bank, N.A.

MLCS - Merrill Lynch Capital Services, Inc.

Currency Abbreviations:

AUD - Australian Dollar	KRW - South Korean Won

BRL - Brazilian Real	MXN - Mexican Peso

CAD - Canadian Dollar	NOK - Norwegian Krone

CHF - Swiss Franc	NZD - New Zealand Dollar

CLP - Chilean Peso	PEN - Peruvian Sol

COP - Colombian Peso	PHP - Philippines Peso

CZK - Czech Republic Koruna	PLN - Polish Zloty

EUR - Euro	RON - Romanian New Leu

GBP - British Pound	SEK - Swedish Krona

HUF - Hungarian Forint	SGD - Singapore Dollar

IDR - Indonesian Rupiah	THB - Thai Baht

ILS - Israeli Shekel	TWD - Taiwan New Dollar

INR - Indian Rupee	USD - United States Dollar

JPY - Japanese Yen	ZAR - South African Rand

See accompanying notes to the financial statements.	94

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited)

	Consolidated	Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$5,572,761	$4,116,307,995	$217,087,142	$346,731,364
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	254,930,438	3,855,113	1,096,382,368	541,653
Repurchase agreements, at value (Note 2)(d)	33,093,988	—	24,000,000	—
Foreign currency, at value (Note 2)(e)	165,401	—	649,931	—
Cash	—	4	27,450	1
Receivable for investments sold	1,073,796	94,440,000	3,407,446	—
Receivable for Fund shares sold	31,522	274,247	—	—
Receivable for closed swap contracts (Note 4)	339,953	—	—	—
Dividends and interest receivable	674,739	11,066	4,163,433	3,313
Dividend withholding tax receivable	38,415	—	260,013	—
Foreign capital gains tax refund receivable (Note 2)	—	—	114,146	—
Unrealized appreciation on open forward currency contracts (Note 4)	1,808,637	—	101,845	—
Receivable from liquidated underlying funds (Note 2)	451,446	—	—	294,253
Receivable for variation margin on open cleared swap contracts (Note 4)	24,886	—	—	—
Due from broker (Note 2)	1,559,282	—	19,578	—
Receivable for variation margin on open futures contracts (Note 4)	5,085	—	68,977	—
Receivable for open OTC swap contracts (Note 4)	3,072,304	—	—	—
Interest receivable for open OTC swap contracts (Note 4)	666,051	—	—	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	62,272	252,111	52,812	11,976

Total assets	303,570,976	4,215,140,536	1,346,335,141	347,582,560

Liabilities:
Investments sold short, at value (Note 2)(f)	65,518,943	—	206,428,047	—
Due to custodian	79,503	—	—	—
Payable for cash collateral from securities loaned (Note 2)	14,864	—	20,355,512	—
Payable for investments purchased	40,066,820	60,000,000	3,114,363	764
Payable for Fund shares repurchased	27,733	34,974,928	16,800,000	74,100
Accrued foreign capital gains tax payable (Note 2)	25,302	—	962,634	—
Payable to affiliate for (Note 5):
Management fee	119,249	2,292,018	—	—
Supplemental support fee – Class MF	—	87,278	—	—
Shareholder service fee	29,081	350,475	—	—
Payable for variation margin on open futures contracts (Note 4)	132,712	—	—	—
Payable for closed swap contracts (Note 4)	161,950	—	—	—
Unrealized depreciation on open forward currency contracts (Note 4)	1,789,441	—	228,678	—
Interest payable for open OTC swap contracts (Note 4)	451,317	—	—	—
Payable for open OTC swap contracts (Note 4)	1,101,558	—	229,677	—
Payable to Trustees and related expenses	934	21,304	6,383	1,919
Interest and dividend payable for short sales	110,885	—	163,571	—
Written options outstanding, at value (Note 4)(g)	526,134	—	—	—
Accrued expenses	178,368	200,179	469,503	68,003

Total liabilities	110,334,794	97,926,182	248,758,368	144,786

Net assets	$193,236,182	$4,117,214,354	$1,097,576,773	$347,437,774

(a) Cost of investments – affiliated issuers:	$5,576,730	$4,214,178,396	$232,417,037	$385,245,179
(b) Cost of investments – unaffiliated issuers:	$254,308,903	$3,855,113	$1,159,263,807	$541,653
(c) Includes securities on loan at value (Note 2):	$12,634	$—	$19,792,240	$—
(d) Cost of investments – repurchase agreements:	$33,093,988	$—	$24,000,000	$—
(e) Cost of foreign currency:	$148,477	$—	$653,693	$—
(f) Proceeds from securities sold short:	$64,910,406	$—	$195,013,276	$—
(g) Premiums on written options:	$1,091,889	$—	$—	$—

95	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	Consolidated	Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$197,336,335	$4,564,952,440	$1,441,074,301	$604,766,275
Distributable earnings (accumulated loss)	(4,100,153)	(447,738,086)	(343,497,528)	(257,328,501)

	$193,236,182	$4,117,214,354	$1,097,576,773	$347,437,774

Net assets attributable to:

Class III	$—	$1,376,430,833	$1,097,576,773	$313,768,874

Class IV	$—	$1,138,827,888	$—	$—

Class VI	$49,156,957	$—	$—	$—

Class MF	$—	$1,023,577,769	$—	$—

Class R6	$5,365	$283,199,886	$—	$20,455,619

Class I	$144,073,860	$295,177,978	$—	$13,213,281

Shares outstanding:

Class III	—	53,523,616	59,513,890	10,052,733

Class IV	—	44,278,912	—	—

Class VI	2,617,174	—	—	—

Class MF	—	39,760,232	—	—

Class R6	284	11,021,974	—	655,786

Class I	7,730,879	11,491,807	—	423,415

Net asset value per share:

Class III	$—	$25.72	$18.44	$31.21

Class IV	$—	$25.72	$—	$—

Class VI	$18.78	$—	$—	$—

Class MF	$—	$25.74	$—	$—

Class R6	$18.87	$25.69	$—	$31.19

Class I	$18.64	$25.69	$—	$31.21

See accompanying notes to the financial statements.	96

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity	Consolidated	Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$72,511,770	$629,292,958	$13,230,501	$244,941,715
Investments in unaffiliated issuers, at value (Note 2)(b)(c)	63,763	200,591	4,265,788,008	122,412
Repurchase agreements, at value (Note 2)(d)	—	—	82,035,800	—
Foreign currency, at value (Note 2)(e)	—	—	2,204,997	—
Cash	—	—	213,229	—
Receivable for investments sold	—	—	13,515,707	—
Receivable for Fund shares sold	—	784	60,000,000	70,610
Receivable for closed swap contracts (Note 4)	—	—	2,360,416	—
Dividends and interest receivable	289	1,133	16,835,505	587
Dividend withholding tax receivable	—	—	905,616	—
Foreign capital gains tax refund receivable (Note 2)	—	—	33,061	—
EU tax reclaims receivable (Note 2)	—	—	377,296	—
Unrealized appreciation on open forward currency contracts (Note 4)	—	—	8,421,115	—
Due from broker (Note 2)	—	—	67,457,153	—
Receivable for open OTC swap contracts (Note 4)	—	—	547,141	—
Interest receivable for open OTC swap contracts (Note 4)	—	—	130,419	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	4,112	10,415	99,710	8,106

Total assets	72,579,934	629,505,881	4,534,155,674	245,143,430

Liabilities:
Investments sold short, at value (Note 2)(f)	—	—	803,808,204	—
Due to broker (Note 2)	—	—	2,953	—
Payable for cash collateral from securities loaned (Note 2)	—	—	13,395,576	—
Payable for investments purchased	—	—	13,035,850	45,000
Payable for Fund shares repurchased	—	25,133	34,440,000	25,107
Accrued foreign capital gains tax payable (Note 2)	—	—	2,896,127	—
Payable for variation margin on open futures contracts (Note 4)	—	—	546,274	—
Payable for variation margin on open cleared swap contracts (Note 4)	—	—	166,963	—
Payable for closed swap contracts (Note 4)	—	—	1,230,474	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	—	10,629,305	—
Interest payable for open OTC swap contracts (Note 4)	—	—	133,317	—
Payable for open OTC swap contracts (Note 4)	—	—	1,113,756	—
Payable to Trustees and related expenses	348	7,196	18,776	644
Interest and dividend payable for short sales	—	—	736,409	—
Written options outstanding, at value (Note 4)(g)	—	—	953,038	—
Accrued expenses	43,392	89,148	1,033,327	57,266

Total liabilities	43,740	121,477	884,140,349	128,017

Net assets	$72,536,194	$629,384,404	$3,650,015,325	$245,015,413

(a) Cost of investments – affiliated issuers:	$70,544,177	$699,118,518	$13,232,513	$248,305,402
(b) Cost of investments – unaffiliated issuers:	$63,763	$200,591	$4,577,747,407	$122,412
(c) Includes securities on loan at value (Note 2):	$—	$—	$17,015,184	$—
(d) Cost of investments – repurchase agreements:	$—	$—	$82,035,800	$—
(e) Cost of foreign currency:	$—	$—	$2,248,140	$—
(f) Proceeds from securities sold short:	$—	$—	$775,713,910	$—
(g) Premiums on written options:	$—	$—	$1,541,590	$—

97	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

	Global			International
	Developed	Global		Developed
	Equity	Equity	Consolidated	Equity
	Allocation	Allocation	Implementation	Allocation
	Fund	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$142,959,250	$828,117,692	$4,696,148,567	$413,453,057
Distributable earnings (accumulated loss)	(70,423,056)	(198,733,288)	(1,046,133,242)	(168,437,644)

	$72,536,194	$629,384,404	$3,650,015,325	$245,015,413

Net assets attributable to:

Core Class	$—	$—	$3,650,015,325	$—

Class III	$72,536,194	$587,028,209	$—	$237,207,122

Class R6	$—	$37,058,083	$—	$7,808,291

Class I	$—	$5,298,112	$—	$—

Shares outstanding:

Core Class	—	—	288,043,583	—

Class III	3,114,753	22,358,685	—	14,662,643

Class R6	—	1,411,687	—	482,726

Class I	—	201,985	—	—

Net asset value per share:

Core Class	$—	$—	$12.67	$—

Class III	$23.29	$26.26	$—	$16.18

Class R6	$—	$26.25	$—	$16.18

Class I	$—	$26.23	$—	$—

See accompanying notes to the financial statements.	98

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

		Consolidated
	International	SGM	Strategic
	Equity	Major	Opportunities
	Allocation	Markets	Allocation
	Fund	Fund	Fund
Assets:
Investments in affiliated issuers, at value (Notes 2 and 10)(a)	$371,169,164	$—	$164,772,795
Investments in unaffiliated issuers, at value (Note 2)(b)	243,257	81,743,156	53,425,705
Repurchase agreements, at value (Note 2)(c)	—	—	20,000,000
Foreign currency, at value (Note 2)(d)	—	8	87,876
Cash	—	12,287,942	2,467
Receivable for investments sold	5,000,000	12,000,000	—
Collateral on investments sold short (Note 2)	—	—	1
Dividends and interest receivable	1,011	106,231	215,019
Dividend withholding tax receivable	—	—	31,746
Unrealized appreciation on open forward currency contracts (Note 4)	—	1,814,647	—
Due from broker (Note 2)	—	1,210,583	—
Receivable for variation margin on open futures contracts (Note 4)	—	263,246	—
Receivable for open OTC swap contracts (Note 4)	—	138,102	—
Interest receivable for open OTC swap contracts (Note 4)	—	20,559	—
Receivable for expenses reimbursed and/or waived by GMO (Note 5)	12,971	19,667	17,655

Total assets	376,426,403	109,604,141	238,553,264

Liabilities:
Investments sold short, at value (Note 2)(e)	—	—	33,879,861
Due to broker (Note 2)	—	114	—
Payable for investments purchased	—	—	14,497
Payable for Fund shares repurchased	5,000,000	72,023,222	—
Accrued foreign capital gains tax payable (Note 2)	—	—	21,358
Payable to affiliate for (Note 5):
Management fee	—	69,460	—
Shareholder service fee	—	4,955	—
Payable for variation margin on open futures contracts (Note 4)	—	61,725	—
Unrealized depreciation on open forward currency contracts (Note 4)	—	1,011,405	—
Interest payable for open OTC swap contracts (Note 4)	—	21,041	—
Payable for open OTC swap contracts (Note 4)	—	55,161	38,742
Payable to Trustees and related expenses	2,352	1,383	793
Interest and dividend payable for short sales	—	—	25,581
Accrued expenses	63,659	139,274	83,750

Total liabilities	5,066,011	73,387,740	34,064,582

Net assets	$371,360,392	$36,216,401	$204,488,682

(a) Cost of investments – affiliated issuers:	$441,106,238	$—	$170,833,279
(b) Cost of investments – unaffiliated issuers:	$243,257	$82,004,454	$51,483,932
(c) Cost of investments – repurchase agreements:	$—	$—	$20,000,000
(d) Cost of foreign currency:	$—	$9	$88,384
(e) Proceeds from securities sold short:	$—	$—	$34,078,406

99	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Assets and Liabilities — August 31, 2023 (Unaudited) — (Continued)

		Consolidated
	International	SGM	Strategic
	Equity	Major	Opportunities
	Allocation	Markets	Allocation
	Fund	Fund	Fund
Net assets consist of:
Paid-in capital	$581,516,572	$141,143,122	$212,820,338
Distributable earnings (accumulated loss)	(210,156,180)	(104,926,721)	(8,331,656)

	$371,360,392	$36,216,401	$204,488,682

Net assets attributable to:

Class III	$159,149,637	$1,821,293	$204,488,682

Class VI	$—	$30,664,491	$—

Class R6	$212,210,755	$—	$—

Class I	$—	$3,730,617	$—

Shares outstanding:

Class III	5,952,763	77,219	12,571,393

Class VI	—	1,307,076	—

Class R6	7,939,908	—	—

Class I	—	158,548	—

Net asset value per share:

Class III	$26.74	$23.59	$16.27

Class VI	$—	$23.46	$—

Class R6	$26.73	$—	$—

Class I	$—	$23.53	$—

See accompanying notes to the financial statements.	100

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2023 (Unaudited)

	Consolidated	Benchmark-		Global
	Alternative	Free	Benchmark-	Asset
	Allocation	Allocation	Free	Allocation
	Fund	Fund	Fund	Fund
Investment Income:
Interest	$2,518,941	$6,032	$6,013,663	$782
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	1,862,483	67,695	23,298,868	14,467
Dividends from affiliated issuers (Note 10)	83,688	39,552,008	3,104,450	2,627,037
Securities lending income from affiliated issuers (net)	—	—	92,174	—
Other income (Note 2)	30,836	—	915	20,079

Total investment income	4,495,948	39,625,735	32,510,070	2,662,365

Expenses:
Management fee (Note 5)	695,080	13,837,987	—	—
Shareholder service fee – Class III (Note 5)	—	1,112,259	—	—
Shareholder service fee – Class IV (Note 5)	—	572,767	—	—
Shareholder service fee – Class VI (Note 5)	13,240	—	—	—
Shareholder service fee – Class R6 (Note 5)	5	215,440	—	—
Shareholder service fee – Class I (Note 5)	156,511	222,801	—	—
Supplemental support fee – Class MF (Note 5)	—	522,487	—	—
Audit and tax fees	79,608	16,808	62,274	19,523
Custodian, fund accounting agent and transfer agent fees	246,763	224,158	490,087	43,201
Dividend expense on short sales	619,772	—	2,107,762	—
Legal fees	5,763	50,316	15,798	4,966
Registration fees	21,541	15,588	1,007	13,666
Trustees’ fees and related expenses (Note 5)	5,423	122,658	33,384	9,865
Interest expense and borrowing costs for investments sold short (Note 2)	187,904	—	638,945	—
Miscellaneous	36,141	27,494	72,188	5,559 *

Total expenses	2,067,751	16,940,763	3,421,445	96,780
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(280,582)	(177,032)	(390,573)	(79,852)
Indirectly incurred management fees waived or borne by GMO (Note 5)	(16,225)	(1,233,176)	—	—
Indirectly incurred shareholder service fees waived or borne by GMO (Note 5)	(1,623)	(150,786)	—	—

Net expenses	1,769,321	15,379,769	3,030,872	16,928

Net investment income (loss)	2,726,627	24,245,966	29,479,198	2,645,437

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	(2,441,285)	25,481	2,907,834	16,999
Investments in affiliated issuers	15,851	(95,558,622)	(26,078,076)	(2,190,970)
Investments in securities sold short	1,091,656	—	3,601,558	—
Realized gain distributions from affiliated issuers (Note 10)	—	10,297,913	4,171,262	2,134,715
Futures contracts	(2,585,912)	—	(2,850,560)	—
Written options	482,705	—	—	—
Swap contracts	325,392	—	(360,027)	—
Forward currency contracts	3,446,728	—	12,388	—
Foreign currency and foreign currency related transactions	286,381	—	142,874	—

Net realized gain (loss)	621,516	(85,235,228)	(18,452,747)	(39,256)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	5,900,295	—	32,566,848	—
Investments in affiliated issuers	302,310	211,083,215	23,437,265	14,333,818
Investments in securities sold short	(5,109,287)	—	(17,461,761)	—
Futures contracts	(1,184,939)	—	432,568	—
Written options	610,494	—	—	—
Swap contracts	(699,006)	—	(903,637)	—
Forward currency contracts	(453,234)	—	(12,722)	—
Foreign currency and foreign currency related transactions	12,029	—	105,032	—

Net change in unrealized appreciation (depreciation)	(621,338)	211,083,215	38,163,593	14,333,818

Net realized and unrealized gain (loss)	178	125,847,987	19,710,846	14,294,562

Net increase (decrease) in net assets resulting from operations	$2,726,805	$150,093,953	$49,190,044	$16,939,999

(a) Withholding tax:	$142,113	$—	$2,343,903	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$1,803	$—	$370,936	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$17,777	$—	$534,143	$—

*	Includes $4,139 of printing expenses.

101	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2023 (Unaudited) — (Continued)

	Global				International
	Developed		Global		Developed
	Equity		Equity	Consolidated	Equity
	Allocation		Allocation	Implementation	Allocation
	Fund		Fund	Fund	Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$630,729		$5,729,134	$—	$3,742,753
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	1,147		6,803	82,532,510	2,971
Interest	48		320	28,478,257	404
Securities lending income from affiliated issuers (net)	—		—	276,162	—
Other income (Note 2)	—		—	277,976	—

Total investment income	631,924		5,736,257	111,564,905	3,746,128

Expenses:
Audit and tax fees	15,059		14,173	142,529	16,078
Custodian, fund accounting agent and transfer agent fees	6,987		43,230	855,105	24,962
Dividend expense on short sales	—		—	8,266,176	—
Legal fees	974		11,347	50,738	2,972
Registration fees	980		8,393	777	5,172
Trustees’ fees and related expenses (Note 5)	1,967		22,525	106,194	6,341
Interest expense and borrowing costs for investments sold short (Note 2)	—		—	702,143	—
Miscellaneous	3,090	*	5,698 **	128,391	3,598 ***

Total expenses	29,057		105,366	10,252,053	59,123
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(27,047)		(79,285)	(848,555)	(52,574)
Indirectly incurred management fees waived or borne by GMO (Note 5)	—		—	(3,727)	—

Net expenses	2,010		26,081	9,399,771	6,549

Net investment income (loss)	629,914		5,710,176	102,165,134	3,739,579

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—		—	(845,415)	—
Investments in affiliated issuers	806,918		(7,451,124)	38,947	(2,905,475)
Investments in securities sold short	—		—	24,359,925	—
Realized gain distributions from affiliated issuers (Note 10)	699,566		5,216,798	—	—
Futures contracts	—		—	(26,388,101)	—
Written options	—		—	(951,317)	—
Swap contracts	—		—	(2,078,330)	—
Forward currency contracts	—		—	11,304,559	—
Foreign currency and foreign currency related transactions	—		—	971,840	—

Net realized gain (loss)	1,506,484		(2,234,326)	6,412,108	(2,905,475)

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—		—	121,617,930	—
Investments in affiliated issuers	3,549,676		42,538,554	503	14,945,524
Investments in securities sold short	—		—	(78,740,297)	—
Futures contracts	—		—	(3,472,777)	—
Written options	—		—	48,881	—
Swap contracts	—		—	(1,710,973)	—
Forward currency contracts	—		—	(1,427,267)	—
Foreign currency and foreign currency related transactions	—		—	334,111	—

Net change in unrealized appreciation (depreciation)	3,549,676		42,538,554	36,650,111	14,945,524

Net realized and unrealized gain (loss)	5,056,160		40,304,228	43,062,219	12,040,049

Net increase (decrease) in net assets resulting from operations	$5,686,074		$46,014,404	$145,227,353	$15,779,628

(a) Withholding tax:	$—		$—	$7,583,810	$—
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—		$—	$990,906	$—
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—		$—	$1,738,097	$—

*	Includes $ 2,653 of printing expenses.
**	Includes $ 4,274 of printing expenses.
***	Includes $ 2,749 of printing expenses.

See accompanying notes to the financial statements.	102

GMO Trust Funds

Statements of Operations — Six Months Ended August 31, 2023 (Unaudited) — (Continued)

			Consolidated
	International		SGM	Strategic
	Equity		Major	Opportunities
	Allocation		Markets	Allocation
	Fund		Fund	Fund
Investment Income:
Dividends from affiliated issuers (Note 10)	$5,346,562		$—	$1,333,560
Dividends from unaffiliated issuers (Net of withholding tax) (Note 2)(a)	7,053		52,257	1,259,889
Interest	—		2,535,917	737,454
Other income	—		—	38

Total investment income	5,353,615		2,588,174	3,330,941

Expenses:
Management fee (Note 5)	—		502,952	—
Shareholder service fee – Class III (Note 5)	—		2,018	—
Shareholder service fee – Class VI (Note 5)	—		30,639	—
Shareholder service fee – Class I (Note 5)	—		3,177	—
Audit and tax fees	14,783		46,871	24,564
Custodian, fund accounting agent and transfer agent fees	39,287		66,864	72,328
Dividend expense on short sales	—		—	330,914
Legal fees	5,945		4,500	2,548
Registration fees	7,104		11,165	1,071
Trustees’ fees and related expenses (Note 5)	12,136		4,007	5,563
Interest expense and borrowing costs for investments sold short (Note 2)	—		—	100,853
Miscellaneous	5,094	*	16,537	30,760 **

Total expenses	84,349		688,730	568,601
Fees and expenses reimbursed and/or waived by GMO (Note 5)	(71,859)		(133,837)	(123,361)

Net expenses	12,490		554,893	445,240

Net investment income (loss)	5,341,125		2,033,281	2,885,701

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(b)	—		(849,724)	258,114
Investments in affiliated issuers	1,164,922		—	129,323
Investments in securities sold short	—		—	994,446
Realized gain distributions from affiliated issuers (Note 10)	—		—	1,066,864
Futures contracts	—		(3,737,635)	—
Swap contracts	—		(603,787)	(22,549)
Forward currency contracts	—		1,569,671	—
Foreign currency and foreign currency related transactions	—		(141,518)	29,058

Net realized gain (loss)	1,164,922		(3,762,993)	2,455,256

Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax) (Note 2)(c)	—		195,889	724,246
Investments in affiliated issuers	17,460,040		—	7,156,260
Investments in securities sold short	—		—	(3,267,721)
Futures contracts	—		(342,360)	—
Swap contracts	—		(305,735)	(138,005)
Forward currency contracts	—		802,243	—
Foreign currency and foreign currency related transactions	—		(6,456)	1,188

Net change in unrealized appreciation (depreciation)	17,460,040		343,581	4,475,968

Net realized and unrealized gain (loss)	18,624,962		(3,419,412)	6,931,224

Net increase (decrease) in net assets resulting from operations	$23,966,087		$(1,386,131)	$9,816,925

(a) Withholding tax:	$—		$—	$122,798
(b) Foreign capital gains tax (benefit) on net realized gain (loss):	$—		$—	$4,838
(c) Foreign capital gains tax (benefit) on change in net unrealized appreciation (depreciation):	$—		$—	$6,807

*	Includes $4,293 of printing expenses.
**	Includes $23,277 of pricing expenses.

103	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets

	Consolidated Alternative Allocation Fund		Benchmark- Free Allocation Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,726,627	$2,749,638	$24,245,966	$142,228,479
Net realized gain (loss)	621,516	1,353,300	(85,235,228)	(70,891,296)
Change in net unrealized appreciation (depreciation)	(621,338)	360,528	211,083,215	(86,441,325)

Net increase (decrease) in net assets from operations	2,726,805	4,463,466	150,093,953	(15,104,142)

Distributions to shareholders:
Class III	—	—	(4,297,447)	(44,436,242)
Class IV	—	—	(3,444,461)	(39,436,017)
Class VI	—	(566,438)	—	—
Class MF	—	—	(3,160,669)	(34,154,940)
Class R6	—	(239)	(867,088)	(8,404,776)
Class I	—	(1,316,125)	(751,176)	(8,571,449)

Total distributions	—	(1,882,802)	(12,520,841)	(135,003,424)

Net share transactions (Note 9):
Class III	—	—	(218,049,440)	(129,056,156)
Class IV	—	—	(80,148,890)	(169,185,506)
Class VI	(876,668)	(81,621,079)	—	—
Class MF	—	—	(90,038,483)	(248,623,598)
Class R6	772	(17,370)	(8,309,419)	16,445,267
Class I	(4,286,737)	(4,435,177)	(27,478,469)	(39,451,537)

Increase (decrease) in net assets resulting from net share transactions	(5,162,633)	(86,073,626)	(424,024,701)	(569,871,530)

Total increase (decrease) in net assets	(2,435,828)	(83,492,962)	(286,451,589)	(719,979,096)
Net assets:
Beginning of period	195,672,010	279,164,972	4,403,665,943	5,123,645,039

End of period	$193,236,182	$195,672,010	$4,117,214,354	$4,403,665,943

See accompanying notes to the financial statements.	104

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Benchmark- Free Fund		Global Asset Allocation Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$29,479,198	$65,558,866	$2,645,437	$10,865,500
Net realized gain (loss)	(18,452,747)	42,873,591	(39,256)	(41,709,405)
Change in net unrealized appreciation (depreciation)	38,163,593	(121,879,629)	14,333,818	(3,797,081)

Net increase (decrease) in net assets from operations	49,190,044	(13,447,172)	16,939,999	(34,640,986)

Distributions to shareholders:
Class III	(8,569,120)	(68,892,922)	(2,109,397)	(11,238,011)
Class R6	—	—	(136,286)	(752,848)
Class I	—	—	(89,040)	(538,596)

Total distributions	(8,569,120)	(68,892,922)	(2,334,723)	(12,529,455)

Net share transactions (Note 9):
Class III	(95,756,752)	(378,801,075)	(5,669,865)	(234,701,495)
Class R6	—	—	(843,845)	(3,363,652)
Class I	—	—	(773,329)	1,374,379

Increase (decrease) in net assets resulting from net share transactions	(95,756,752)	(378,801,075)	(7,287,039)	(236,690,768)

Total increase (decrease) in net assets	(55,135,828)	(461,141,169)	7,318,237	(283,861,209)
Net assets:
Beginning of period	1,152,712,601	1,613,853,770	340,119,537	623,980,746

End of period	$1,097,576,773	$1,152,712,601	$347,437,774	$340,119,537

105	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Global Developed Equity Allocation Fund		Global Equity Allocation Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$629,914	$2,303,093	$5,710,176	$47,256,857
Net realized gain (loss)	1,506,484	(172,374)	(2,234,326)	(81,844,614)
Change in net unrealized appreciation (depreciation)	3,549,676	(6,335,293)	42,538,554	(72,183,025)

Net increase (decrease) in net assets from operations	5,686,074	(4,204,574)	46,014,404	(106,770,782)

Distributions to shareholders:
Class III	(1,117,957)	(5,431,769)	(5,360,658)	(97,936,959)
Class R6	—	—	(334,383)	(441,589)
Class I	—	—	(47,600)	(388,226)

Total distributions	(1,117,957)	(5,431,769)	(5,742,641)	(98,766,774)

Net share transactions (Note 9):
Class III	975,623	(10,181,077)	(10,844,200)	(807,493,688)
Class R6	—	—	428,098	28,794,936
Class I	—	—	(39,793)	2,971,667

Increase (decrease) in net assets resulting from net share transactions	975,623	(10,181,077)	(10,455,895)	(775,727,085)

Total increase (decrease) in net assets	5,543,740	(19,817,420)	29,815,868	(981,264,641)
Net assets:
Beginning of period	66,992,454	86,809,874	599,568,536	1,580,833,177

End of period	$72,536,194	$66,992,454	$629,384,404	$599,568,536

See accompanying notes to the financial statements.	106

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Consolidated Implementation Fund		International Developed Equity Allocation Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$102,165,134	$167,669,277	$3,739,579	$8,550,826
Net realized gain (loss)	6,412,108	155,743,646	(2,905,475)	(1,196,973)
Change in net unrealized appreciation (depreciation)	36,650,111	(306,158,237)	14,945,524	(13,717,635)

Net increase (decrease) in net assets from operations	145,227,353	17,254,686	15,779,628	(6,363,782)

Distributions to shareholders:
Core Class	(31,134,806)	(132,069,652)	—	—
Class III	—	—	(167,365)	(8,863,788)
Class R6	—	—	(5,545)	(323,823)

Total distributions	(31,134,806)	(132,069,652)	(172,910)	(9,187,611)

Net share transactions (Note 9):
Core Class	(199,960,414)	(830,527,741)	—	—
Class III	—	—	2,974,838	11,806,790
Class R6	—	—	(765,986)	368,329

Increase (decrease) in net assets resulting from net share transactions	(199,960,414)	(830,527,741)	2,208,852	12,175,119

Total increase (decrease) in net assets	(85,867,867)	(945,342,707)	17,815,570	(3,376,274)
Net assets:
Beginning of period	3,735,883,192	4,681,225,899	227,199,843	230,576,117

End of period	$3,650,015,325	$3,735,883,192	$245,015,413	$227,199,843

107	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	International Equity Allocation Fund		Consolidated SGM Major Markets Fund

	Six Months Ended		Six Months Ended
	August 31, 2023	Year Ended	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$5,341,125	$24,960,732	$2,033,281	$1,780,762
Net realized gain (loss)	1,164,922	(12,463,356)	(3,762,993)	(3,146,509)
Change in net unrealized appreciation (depreciation)	17,460,040	(69,591,970)	343,581	3,926,242

Net increase (decrease) in net assets from operations	23,966,087	(57,094,594)	(1,386,131)	2,560,495

Distributions to shareholders:
Class III	(1,367,477)	(13,246,154)	(463,657)	(1,493,076)
Class VI	—	—	(20,162,474)	(12,535,348)
Class R6	(1,780,998)	(10,107,910)	—	—
Class I	—	—	(698,175)	(1,088,498)

Total distributions	(3,148,475)	(23,354,064)	(21,324,306)	(15,116,922)

Net share transactions (Note 9):
Class III	(138,457,158)	(103,571,918)	(1,044,921)	(27,325,604)
Class VI	—	—	(68,690,723)	(77,087,194)
Class R6	(3,142,254)	(3,154,572)	—	—
Class I	—	—	(281,735)	(14,477,458)

Increase (decrease) in net assets resulting from net share transactions	(141,599,412)	(106,726,490)	(70,017,379)	(118,890,256)

Total increase (decrease) in net assets	(120,781,800)	(187,175,148)	(92,727,816)	(131,446,683)
Net assets:
Beginning of period	492,142,192	679,317,340	128,944,217	260,390,900

End of period	$371,360,392	$492,142,192	$36,216,401	$128,944,217

See accompanying notes to the financial statements.	108

GMO Trust Funds

Statements of Changes in Net Assets — (Continued)

	Strategic Opportunities Allocation Fund

	Six Months Ended
	August 31, 2023	Year Ended
	(Unaudited)	February 28, 2023
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$2,885,701	$7,928,464
Net realized gain (loss)	2,455,256	1,106,379
Change in net unrealized appreciation (depreciation)	4,475,968	(19,594,468)

Net increase (decrease) in net assets from operations	9,816,925	(10,559,625)

Distributions to shareholders:
Class III	(1,052,624)	(18,348,413)

Total distributions	(1,052,624)	(18,348,413)

Net share transactions (Note 9):
Class III	6,220,804	(18,040,407)

Increase (decrease) in net assets resulting from net share transactions	6,220,804	(18,040,407)

Total increase (decrease) in net assets	14,985,105	(46,948,445)
Net assets:
Beginning of period	189,503,577	236,452,022

End of period	$204,488,682	$189,503,577

109	See accompanying notes to the financial statements.

GMO Trust Funds

Statements of Cash Flows — Six Months Ended August 31, 2023

	Consolidated Alternative Allocation Fund (Unaudited)	Benchmark- Free Fund (Unaudited)	Consolidated Implementation Fund (Unaudited)	Strategic Opportunities Allocation Fund (Unaudited)
Cash flows from operating activities:
Net increase (decrease) in net assets resulting from operations	$2,726,805	$49,190,044	$145,227,353	$9,816,925

Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net change in unrealized (appreciation) depreciation	621,338	(38,163,593)	(36,650,111)	(4,475,968)
Net realized (gain) loss	(621,516)	18,452,747	(6,412,108)	(2,455,256)
Cost of purchase of investments held long	(392,579,870)	(624,226,604)	(2,360,641,925)	(64,210,561)
Cost of purchase of investments held short	(44,241,361)	(82,098,591)	(364,823,573)	(9,750,286)
Proceeds from sale of investments held long	375,310,363	807,184,740	2,407,473,016	64,337,877
Proceeds of sales to securities sold short	34,541,991	40,360,448	206,991,415	7,039,020
Net accretion of discount and amortization of premium	5,532,781	(468,129)	28,188,819	(4,251)
Short-term investments, net	17,070,289	69,069,447	217,533,058	206,866
Realized gain distributions from affiliated issuers	—	4,171,262	—	1,066,864
Cash flows related to derivative transactions:
Futures contracts	(3,862,588)	(2,486,969)	(30,418,872)	—
Written option contracts	347,858	—	(2,788,085)	—
Swap contracts	4,640,790	(327,669)	(343,136)	(22,549)
Forward currency contracts	3,446,728	12,388	11,304,559	—
Foreign currency and foreign currency related transactions	298,410	247,906	1,305,951	30,246
Change in assets and liabilities:
(Increase) decrease in due from broker	(1,103,541)	1,171,603	34,043,506	—
(Increase) decrease in dividends and interest receivable	265,525	(565,782)	(370,473)	568,828
(Increase) decrease in dividend tax withholding	(11,690)	(34,935)	(292,748)	(4,713)
(Increase) decrease in receivable for expenses reimbursed and/or waived by GMO	39,693	26,417	148,099	23,136
(Increase) decrease in interest receivable for open OTC swap contracts	107,373	—	(2,408)	—
(Increase) decrease in receivable for closed swap contracts	(339,483)	2,960	(2,351,235)	395
(Increase) decrease in foreign capital gains tax refund receivable	—	(11,382)	(29,109)	2,409
(Increase) decrease in receivable from liquidated underlying funds	(30,805)	—	—	—
(Increase) decrease in EU tax reclaims receivable	—	—	1,051,626	—
Increase (decrease) in payable to affiliate for:
Management fee	9,656	—	—	—
Shareholder service fee	2,328	—	—	—
Increase (decrease) in due to custodian	79,503	—	(844,333)	—
Increase (decrease) in due to broker	—	—	2,668	—
Increase (decrease) in dividends and interest payable	37,588	(74,878)	(194,809)	(6,317)
Increase (decrease) in payable for closed swap contracts	161,950	(1,785)	1,230,474	—
Increase (decrease) in payable to Trustees and related expenses	199	1,631	3,816	55
Increase (decrease) in interest payable for OTC swap contracts^	(16,175)	—	(29,070)	—
Increase (decrease) in accrued foreign capital gains tax payable	33	3,097	—	169
Increase (decrease) in payable for cash collateral from securities loaned	14,864	19,022,256	12,071,383	—
Increase (decrease) in accrued expenses	(39,120)	(32,791)	(42,316)	(38,824)

Net cash provided by (used in) operating activities	2,409,916	260,423,838	260,341,432	2,124,065

Cash flows from financing activities:
Proceeds from shares sold	7,812,047	27,330,001	158,600,384	13,275,000
Shares repurchased	(13,288,753)	(287,489,545)	(418,700,604)	(15,004,474)
Cash distributions paid	—	(236,328)	—	(367,346)

Net cash provided by (used in) financing activities	(5,476,706)	(260,395,872)	(260,100,220)	(2,096,820)

Net increase (decrease) in cash	(3,066,790)	27,966	241,212	27,245
Cash, beginning of period	3,232,191	649,415	2,177,014	63,098

Cash, end of period	$165,401	$677,381	$2,418,226	$90,343

Cash paid during the period for:
^ Interest on swap contracts	$907,457	$—	$—	$—

See accompanying notes to the financial statements.	110

GMO Trust Funds

Financial Highlights

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND

	Class VI Shares

	Six Months Ended August 31,		Year Ended			Period from May 1, 2019 (commencement of operations) through
	2023		February 28,			February 29,
	(Unaudited)		2023	2022	2021	2020

Net asset value, beginning of period	$18.49		$18.08	$18.99	$19.45	$20.00

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.28		0.26	0.05	(0.02)	0.15
Net realized and unrealized gain (loss)	0.01		0.32	(0.23)	0.03 (b)	(0.18)

Total from investment operations	0.29		0.58	(0.18)	0.01	(0.03)

Less distributions to shareholders:
From net investment income	—		—	—	(0.47)	(0.06)
From net realized gains	—		(0.17)	(0.73)	—	(0.46)

Total distributions	—		(0.17)	(0.73)	(0.47)	(0.52)

Net asset value, end of period	$18.78		$18.49	$18.08	$18.99	$19.45

Total Return(c)	1.57	%**	3.25%	(0.99)%	0.01%	(0.21	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$49,157		$49,257	$130,896	$230,386	$200,812
Net operating expenses to average daily net assets(d)	0.81	%*	0.81%	0.80%	0.76%	0.77	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.85	%*	0.61%	0.51%	0.49%	0.29	%*
Total net expenses to average daily net assets(d)	1.66	%*	1.42%	1.31%	1.25%	1.05	%*
Net investment income (loss) to average daily net assets(a)	3.06	%*	1.44%	0.29%	(0.10)%	0.88	%*
Portfolio turnover rate(f)	195	%**	337%	572%	410%	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.31	%*	0.35%	0.17%	0.15%	0.27	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	N/A	572%	411%	250%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

111	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2023		Year Ended February 28,			Period from July 31, 2020 (commencement of operations) through February 28,
	(Unaudited)		2023	2022		2021

Net asset value, beginning of period	$18.58		$18.18	$18.95		$19.33

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.27		0.23	(0.00	)(b)	(0.03)
Net realized and unrealized gain (loss)	0.02		0.34	(0.04)		0.07	(c)

Total from investment operations	0.29		0.57	(0.04)		0.04

Less distributions to shareholders:
From net investment income	—		—	—		(0.42)
From net realized gains	—		(0.17)	(0.73)		—

Total distributions	—		(0.17)	(0.73)		(0.42)

Net asset value, end of period	$18.87		$18.58	$18.18		$18.95

Total Return(d)	1.56	%**	3.17%	(0.23)%		0.16	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5		$4	$22		$478
Net operating expenses to average daily net assets(e)	0.98	%*	0.98%	0.97%		0.93	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(f)	0.85	%*	0.61%	0.58%		0.53	%*
Total net expenses to average daily net assets(e)	1.83	%*	1.59%	1.55%		1.46	%*
Net investment income (loss) to average daily net assets(a)	2.96	%*	1.27%	0.01%		(0.26	)%*
Portfolio turnover rate(g)	195	%**	337%	572%		410	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(h)	0.29	%*	0.35%	0.13%		0.16	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(d)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(g)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	N/A	N/A	572%	411%

(h)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	112

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED ALTERNATIVE ALLOCATION FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2023		Year Ended February 28,			Period from September 4, 2019 (commencement of operations) through February 29,
	(Unaudited)		2023	2022	2021	2020

Net asset value, beginning of period	$18.37		$18.01	$18.96	$19.44	$20.18

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.26		0.23	0.01	(0.09)	0.10
Net realized and unrealized gain (loss)	0.01		0.30	(0.23)	0.04 (b)	(0.33)

Total from investment operations	0.27		0.53	(0.22)	(0.05)	(0.23)

Less distributions to shareholders:
From net investment income	—		—	—	(0.43)	(0.05)
From net realized gains	—		(0.17)	(0.73)	—	(0.46)

Total distributions	—		(0.17)	(0.73)	(0.43)	(0.51)

Net asset value, end of period	$18.64		$18.37	$18.01	$18.96	$19.44

Total Return(c)	1.47	%**	2.98%	(1.21)%	(0.30)%	(1.20	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$144,074		$146,410	$148,247	$268,473	$34,229
Net operating expenses to average daily net assets(d)	1.08	%*	1.08%	1.07%	1.02%	1.02	%*
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(e)	0.85	%*	0.60%	0.50%	0.51%	0.23	%*
Total net expenses to average daily net assets(d)	1.93	%*	1.68%	1.57%	1.53%	1.25	%*
Net investment income (loss) to average daily net assets(a)	2.80	%*	1.31%	0.06%	(0.44)%	0.98	%*
Portfolio turnover rate(f)	195	%**	337%	572%	410%	243	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(g)	0.32	%*	0.37%	0.19%	0.15%	0.24	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of the Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(f)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	N/A	N/A	572%	411%	250%

(g)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

113	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$24.89		$25.56	$25.97	$25.53	$26.36	$27.76

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.14		0.73	0.57	0.40	0.83	0.82
Net realized and unrealized gain (loss)	0.76		(0.63)	(0.35)	0.98	(0.75)	(1.30)

Total from investment operations	0.90		0.10	0.22	1.38	0.08	(0.48)

Less distributions to shareholders:
From net investment income	(0.07)		(0.77)	(0.63)	(0.78)	(0.90)	(0.90)
From net realized gains	—		—	—	(0.16)	(0.01)	(0.02)

Total distributions	(0.07)		(0.77)	(0.63)	(0.94)	(0.91)	(0.92)

Net asset value, end of period	$25.72		$24.89	$25.56	$25.97	$25.53	$26.36

Total Return(b)	3.63	%**	0.50%	0.86%	5.60%	0.11%	(1.55)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,376,431		$1,546,717	$1,726,440	$2,227,712	$3,785,568	$4,642,211
Net expenses to average daily net assets(c)	0.74	%*	0.74%	0.75%	0.70%	0.66%	0.65%
Net investment income (loss) to average daily net assets(a)	1.12	%*	3.00%	2.15%	1.59%	3.12%	3.07%
Portfolio turnover rate	6	%**	19%	7%	20%	10%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.08%	0.06%	0.11%	0.15%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$—	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	114

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class IV Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$24.89		$25.56	$25.96	$25.53	$26.35	$27.75

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.15		0.80	0.49	0.43	0.83	0.88
Net realized and unrealized gain (loss)	0.76		(0.68)	(0.25)	0.96	(0.73)	(1.35)

Total from investment operations	0.91		0.12	0.24	1.39	0.10	(0.47)

Less distributions to shareholders:
From net investment income	(0.08)		(0.79)	(0.64)	(0.80)	(0.91)	(0.91)
From net realized gains	—		—	—	(0.16)	(0.01)	(0.02)

Total distributions	(0.08)		(0.79)	(0.64)	(0.96)	(0.92)	(0.93)

Net asset value, end of period	$25.72		$24.89	$25.56	$25.96	$25.53	$26.35

Total Return(b)	3.65	%**	0.55%	0.93%	5.61%	0.21%	(1.50)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,138,828		$1,182,069	$1,388,080	$1,965,528	$2,085,324	$2,737,619
Net expenses to average daily net assets(c)	0.69	%*	0.69%	0.70%	0.66%	0.61%	0.60%
Net investment income (loss) to average daily net assets(a)	1.16	%*	3.26%	1.85%	1.73%	3.12%	3.29%
Portfolio turnover rate	6	%**	19%	7%	20%	10%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.08%	0.06%	0.10%	0.15%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$—	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

115	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class MF Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$24.91		$25.58	$25.99	$25.55	$26.38	$27.77

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.15		0.75	0.60	0.38	0.83	0.77
Net realized and unrealized gain (loss)	0.76		(0.64)	(0.37)	1.01	(0.74)	(1.23)

Total from investment operations	0.91		0.11	0.23	1.39	0.09	(0.46)

Less distributions to shareholders:
From net investment income	(0.08)		(0.78)	(0.64)	(0.79)	(0.91)	(0.91)
From net realized gains	—		—	—	(0.16)	(0.01)	(0.02)

Total distributions	(0.08)		(0.78)	(0.64)	(0.95)	(0.92)	(0.93)

Net asset value, end of period	$25.74		$24.91	$25.58	$25.99	$25.55	$26.38

Total Return(b)	3.65	%**	0.54%	0.91%	5.64%	0.16%	(1.47)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,023,578		$1,079,756	$1,370,527	$1,716,252	$2,827,442	$3,926,518
Net expenses to average daily net assets(c)	0.69	%*	0.69%	0.70%	0.65%	0.61%	0.60%
Net investment income (loss) to average daily net assets(a)	1.17	%*	3.05%	2.25%	1.54%	3.12%	2.88%
Portfolio turnover rate	6	%**	19%	7%	20%	10%	18%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.08%	0.06%	0.11%	0.15%	0.15%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$—	$0.00 (e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	116

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2023		Year Ended February 28,		Period from May 1, 2020 (commencement of operations) through February 28,
	(Unaudited)		2023	2022	2021

Net asset value, beginning of period	$24.87		$25.54	$25.95	$23.95

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.15		0.77	0.55	0.24
Net realized and unrealized gain (loss)	0.75		(0.66)	(0.33)	2.72

Total from investment operations	0.90		0.11	0.22	2.96

Less distributions to shareholders:
From net investment income	(0.08)		(0.78)	(0.63)	(0.80)
From net realized gains	—		—	—	(0.16)

Total distributions	(0.08)		(0.78)	(0.63)	(0.96)

Net asset value, end of period	$25.69		$24.87	$25.54	$25.95

Total Return(b)	3.60	%**	0.51%	0.86%	12.55	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$283,200		$281,802	$273,491	$310,687
Net expenses to average daily net assets(c)	0.74	%*	0.74%	0.75%	0.74	%*
Net investment income (loss) to average daily net assets(a)	1.19	%*	3.16%	2.06%	1.16	%*
Portfolio turnover rate	6	%**	19%	7%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.07	%*	0.08%	0.06%	0.08	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

117	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE ALLOCATION FUND (continued)

	Class I Shares

	Six Months Ended August 31,		Year Ended			Period from August 8, 2019 (commencement of operations) through
	2023		February 28,			February 29,
	(Unaudited)		2023	2022	2021	2020

Net asset value, beginning of period	$24.86		$25.53	$25.95	$25.52	$26.24

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.13		0.70	0.63	0.33	1.10
Net realized and unrealized gain (loss)	0.77		(0.62)	(0.44)	1.02	(0.93)

Total from investment operations	0.90		0.08	0.19	1.35	0.17

Less distributions to shareholders:
From net investment income	(0.07)		(0.75)	(0.61)	(0.76)	(0.89)
From net realized gains	—		—	—	(0.16)	—

Total distributions	(0.07)		(0.75)	(0.61)	(0.92)	(0.89)

Net asset value, end of period	$25.69		$24.86	$25.53	$25.95	$25.52

Total Return(b)	3.60	%**	0.38%	0.77%	5.47%	0.48	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$295,178		$313,322	$365,107	$324,819	$98,453
Net expenses to average daily net assets(c)	0.84	%*	0.84%	0.85%	0.81%	0.74	%*
Net investment income (loss) to average daily net assets(a)	1.01	%*	2.85%	2.38%	1.30%	7.22	%*
Portfolio turnover rate	6	%**	19%	7%	20%	10	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:(d)	0.08	%*	0.09%	0.07%	0.10%	0.15	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Ratio includes indirect fees waived or borne by GMO.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	118

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

BENCHMARK-FREE FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$17.79		$18.85	$19.48	$18.88	$19.56	$20.91

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.48		0.86	0.63	0.52	0.72	0.58
Net realized and unrealized gain (loss)	0.31		(0.98)	(0.39)	0.71	(0.59)	(1.21)

Total from investment operations	0.79		(0.12)	0.24	1.23	0.13	(0.63)

Less distributions to shareholders:
From net investment income	(0.14)		(0.94)	(0.87)	(0.63)	(0.81)	(0.72)

Total distributions	(0.14)		(0.94)	(0.87)	(0.63)	(0.81)	(0.72)

Net asset value, end of period	$18.44		$17.79	$18.85	$19.48	$18.88	$19.56

Total Return(b)	4.45	%**	(0.40)%	1.21%	6.64%	0.41%	(2.80)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,097,577		$1,152,713	$1,613,854	$2,158,496	$2,583,930	$3,165,731
Net operating expenses to average daily net assets(c)	0.05	%*	0.06%	0.03%	0.04%	0.02%	0.02%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.49	%*	0.35%	0.26%	0.08%	0.03%	0.04%
Total net expenses to average daily net assets(c)	0.54	%*	0.41%	0.29%	0.12%	0.05%	0.06%
Net investment income (loss) to average daily net assets(a)	5.25	%*	4.85%	3.19%	2.86%	3.64%	2.92%
Portfolio turnover rate(e)	55	%**	107%	138%	145%	50%	59%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.07	%*	0.06%	0.07%	0.05%	0.04%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$—	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019

Portfolio turnover rate including transactions in USTF	62%	114%	145%	151%	52%	59%

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

119	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$29.92		$32.86		$34.92		$31.50		$31.47		$33.31

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.24		0.82		0.96		0.88		1.08		1.02
Net realized and unrealized gain (loss)	1.26		(2.67)		(0.90)		3.91		0.29		(1.74)

Total from investment operations	1.50		(1.85)		0.06		4.79		1.37		(0.72)

Less distributions to shareholders:
From net investment income	(0.21)		(1.09)		(2.12)		(1.37)		(1.34)		(1.12)

Total distributions	(0.21)		(1.09)		(2.12)		(1.37)		(1.34)		(1.12)

Net asset value, end of period	$31.21		$29.92		$32.86		$34.92		$31.50		$31.47

Total Return(b)	5.00	%**	(5.48)%		(0.10)%		15.39%		4.12%		(1.96)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$313,769		$306,276		$585,212		$692,580		$1,539,522		$1,909,728
Net expenses to average daily net assets(c)	0.01	%*	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.53	%*	2.72%		2.68%		2.78%		3.32%		3.17%
Portfolio turnover rate(e)	8	%**	31%		27%		30%		27%		21%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%		0.03%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$—		$0.00	(f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019

Portfolio turnover rate including transactions in USTF	9%	32%	31%	41%	28%	24%

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	120

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31,		Year Ended					Period from September 30, 2019 (commencement of operations) through
	2023		February 28,					February 29,
	(Unaudited)		2023		2022		2021	2020

Net asset value, beginning of period	$29.90		$32.84		$34.93		$31.50	$32.56

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.23		0.84		0.51		0.93	0.86
Net realized and unrealized gain (loss)	1.27		(2.69)		(0.48)		3.87	(0.71)

Total from investment operations	1.50		(1.85)		0.03		4.80	0.15

Less distributions to shareholders:
From net investment income	(0.21)		(1.09)		(2.12)		(1.37)	(1.21)

Total distributions	(0.21)		(1.09)		(2.12)		(1.37)	(1.21)

Net asset value, end of period	$31.19		$29.90		$32.84		$34.93	$31.50

Total Return(b)	5.01	%**	(5.48)%		(0.19)%		15.42%	0.22	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$20,456		$20,440		$26,148		$183,052	$17,888
Net expenses to average daily net assets(c)	0.01	%*	0.00	%(d)	0.00	%(d)	0.01%	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.52	%*	2.80%		1.44%		2.78%	6.23	%*
Portfolio turnover rate(e)	8	%**	31%		27%		30%	27	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%*	0.05%		0.02%		0.02%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020

Portfolio turnover rate including transactions in USTF	9%	32%	31%	41%	28%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

121	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL ASSET ALLOCATION FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2023		Year Ended February 28,		Period from January 6, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023	2022	2021

Net asset value, beginning of period	$29.92		$32.87	$34.92	$34.71

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.22		1.07	0.87	(0.01)
Net realized and unrealized gain (loss)	1.27		(2.96)	(0.84)	0.22

Total from investment operations	1.49		(1.89)	0.03	0.21

Less distributions to shareholders:
From net investment income	(0.20)		(1.06)	(2.08)	—

Total distributions	(0.20)		(1.06)	(2.08)	—

Net asset value, end of period	$31.21		$29.92	$32.87	$34.92

Total Return(b)	4.97	%**	(5.60)%	(0.18)%	0.61	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$13,213		$13,403	$12,621	$20,497
Net expenses to average daily net assets(c)	0.11	%*	0.10%	0.10%	0.11%
Net investment income (loss) to average daily net assets(a)	1.46	%*	3.59%	2.41%	(0.10	)%*
Portfolio turnover rate(d)	8	%**	31%	27%	30	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.06	%*	0.08%	0.03%	0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021

Portfolio turnover rate including transactions in USTF	9%	32%	31%	41%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	122

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019

Net asset value, beginning of period	$21.80		$24.43	$25.79		$20.87		$21.20		$22.88

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.20		0.65	1.00		0.75		0.25		0.57
Net realized and unrealized gain (loss)	1.65		(1.78)	0.94		5.12		0.42		(1.67)

Total from investment operations	1.85		(1.13)	1.94		5.87		0.67		(1.10)

Less distributions to shareholders:
From net investment income	(0.36)		(0.66)	(2.08)		(0.95)		(0.74)		(0.58)
From net realized gains	—		(0.84)	(1.22)		—		(0.26)		—

Total distributions	(0.36)		(1.50)	(3.30)		(0.95)		(1.00)		(0.58)

Net asset value, end of period	$23.29		$21.80	$24.43		$25.79		$20.87		$21.20

Total Return(b)	8.48	%**	(3.94)%	6.80%		28.41%		2.87%		(4.58)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$72,536		$66,992	$86,810		$88,154		$73,383		$447,874
Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.80	%*	3.00%	3.61%		3.39%		1.16%		2.62%
Portfolio turnover rate	10	%**	37%	19%		25%		21%		6%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.08	%*	0.10%	0.05%		0.06%		0.03%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$—		$—		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

123	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019

Net asset value, beginning of period	$24.57		$28.45	$29.91		$24.37		$24.63		$26.86

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.24		0.87	1.18		0.88		0.83		0.65
Net realized and unrealized gain (loss)	1.69		(2.92)	(0.28)		5.75		(0.16)		(2.18)

Total from investment operations	1.93		(2.05)	0.90		6.63		0.67		(1.53)

Less distributions to shareholders:
From net investment income	(0.24)		(1.01)	(2.35)		(1.09)		(0.93)		(0.70)
From net realized gains	—		(0.82)	(0.01)		—		—		—

Total distributions	(0.24)		(1.83)	(2.36)		(1.09)		(0.93)		(0.70)

Net asset value, end of period	$26.26		$24.57	$28.45		$29.91		$24.37		$24.63

Total Return(b)	7.84	%**	(6.66)%	2.49%		27.51%		2.36%		(5.43)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$587,028		$560,287	$1,571,153		$1,638,868		$1,456,064		$1,637,744
Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	1.85	%*	3.51%	3.69%		3.44%		3.26%		2.56%
Portfolio turnover rate	13	%**	35%	20%		20%		20%		11%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.02%	0.01%		0.01%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$—		$—		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	124

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2023		Year Ended February 28,			Period from July 15, 2020 (commencement of operations) through February 28,
	(Unaudited)		2023	2022		2021

Net asset value, beginning of period	$24.57		$28.46	$29.91		$25.19

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.24		0.69	1.19		0.81
Net realized and unrealized gain (loss)	1.68		(2.75)	(0.28)		4.96

Total from investment operations	1.92		(2.06)	0.91		5.77

Less distributions to shareholders:
From net investment income	(0.24)		(1.01)	(2.35)		(1.05)
From net realized gains	—		(0.82)	(0.01)		—

Total distributions	(0.24)		(1.83)	(2.36)		(1.05)

Net asset value, end of period	$26.25		$24.57	$28.46		$29.91

Total Return(b)	7.80	%**	(6.69)%	2.52%		23.14	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$37,058		$34,289	$7,065		$6,781
Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets(a)	1.85	%*	2.77%	3.74%		4.70	%*
Portfolio turnover rate	13	%**	35%	20%		20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.03%	0.01%		0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

125	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

GLOBAL EQUITY ALLOCATION FUND (continued)

	Class I Shares

	Six Months Ended August 31, 2023		Year Ended February 28,		Period from August 17, 2020 (commencement of operations) through February 28,
	(Unaudited)		2023	2022	2021

Net asset value, beginning of period	$24.56		$28.44	$29.91	$26.14

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.22		0.90	1.17	0.90
Net realized and unrealized gain (loss)	1.68		(2.97)	(0.31)	3.91

Total from investment operations	1.90		(2.07)	0.86	4.81

Less distributions to shareholders:
From net investment income	(0.23)		(0.99)	(2.32)	(1.04)
From net realized gains	—		(0.82)	(0.01)	—

Total distributions	(0.23)		(1.81)	(2.33)	(1.04)

Net asset value, end of period	$26.23		$24.56	$28.44	$29.91

Total Return(b)	7.73	%**	(6.74)%	2.37%	18.64	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$5,298		$4,992	$2,615	$2,233
Net expenses to average daily net assets(c)	0.11	%*	0.11%	0.10%	0.10	%*
Net investment income (loss) to average daily net assets(a)	1.75	%*	3.66%	3.67%	5.95	%*
Portfolio turnover rate	13	%**	35%	20%	20	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.03	%*	0.02%	0.01%	0.01	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	126

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND

	Core Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$12.28		$12.54		$12.70		$12.74		$13.22		$14.09

Income (loss) from investment operations:
Net investment income (loss)†	0.34	(a)	0.50	(a)(b)	0.38	(a)	0.35	(a)	0.49	(a)	0.40
Net realized and unrealized gain (loss)	0.16		(0.33)		(0.13)		(0.11)		(0.43)		(0.69)

Total from investment operations	0.50		0.17		0.25		0.24		0.06		(0.29)

Less distributions to shareholders:
From net investment income	(0.11)		(0.43)		(0.41)		(0.28)		(0.54)		(0.58)

Total distributions	(0.11)		(0.43)		(0.41)		(0.28)		(0.54)		(0.58)

Net asset value, end of period	$12.67		$12.28		$12.54		$12.70		$12.74		$13.22

Total Return(c)	4.04	%**	1.52	%(d)	2.02%		1.95%		0.25%		(1.88)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,650,015		$3,735,883		$4,681,226		$5,970,367		$7,114,306		$8,965,578
Net operating expenses to average daily net assets	0.02	%*	0.02	%(e)	0.00	%(e)(f)	0.01	%(e)	0.00	%(e)(f)	0.00	%(f)
Interest and/or dividend expenses to average daily net assets(g)	0.48	%*	0.36%		0.32%		0.15%		0.06%		0.10%
Total net expenses to average daily net assets	0.50	%(e)*	0.38	%(e)	0.32	%(e)	0.16	%(e)	0.06	%(e)	0.10%
Net investment income (loss) to average daily net assets	5.51	%(a)*	4.15	%(a)	2.95	%(a)	2.89	%(a)	3.65	%(a)	2.95%
Portfolio turnover rate	69	%(h)**	118	%(h)	194	%(h)	189	%(h)	97	%(h)	112%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.05	%(i)*	0.06%		0.06	%(i)	0.06	%(i)	0.05	%(i)	0.04%
Purchase premiums and redemption fees consisted of the following per share amounts: (Note 2)†	$—		$—		$—		$—		$—		$0.00	(j)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

Net investment income per share includes income received for EU reclaims, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, if any, in connection with certain Fund holdings (Note 2). Excluding the net EU reclaim amount below, the net investment income to average daily net assets ratio would have been:

February 28, 2023
$15,309,005
3.77%

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)

EU tax reclaim payments and related interest received during the year, net of IRS closing agreement fees and non-recurring contingent legal fees attributed to EU tax reclaims, had a positive impact to total return, adding the below to the class’s total return (Note 2):

February 28, 2023
0.39%

127	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED IMPLEMENTATION FUND (continued)

(e)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(f)	Rounds to less than 0.01%.
(g)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(h)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019

Portfolio turnover rate including transactions in USTF	73%	125%	200%	196%	100%	N/A

(i)	Ratio includes indirect fees waived or borne by GMO.
(j)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	128

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND

	Class III Shares
	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023		2022		2021		2020		2019

Net asset value, beginning of period	$15.14		$16.35		$16.95		$14.52		$14.75		$17.32

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.25	(b)	0.61		1.05		0.61		0.49		0.51
Net realized and unrealized gain (loss)	0.80		(1.18)		(0.51)		2.56		(0.12)		(2.56)

Total from investment operations	1.05		(0.57)		0.54		3.17		0.37		(2.05)

Less distributions to shareholders:
From net investment income	(0.01)		(0.60)		(1.09)		(0.74)		(0.60)		(0.52)
From net realized gains	—		(0.04)		(0.05)		0.00		0.00		0.00

Total distributions	(0.01)		(0.64)		(1.14)		(0.74)		(0.60)		(0.52)

Net asset value, end of period	$16.18		$15.14		$16.35		$16.95		$14.52		$14.75

Total Return(c)	6.94	%**	(3.23)%		2.88%		22.02%		2.14%		(11.57)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$237,207		$219,167		$222,308		$217,129		$297,463		$572,830
Net expenses to average daily net assets(d)	0.01	%*	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)	0.00	%(e)
Net investment income (loss) to average daily net assets(a)	3.14	%*	4.14%		5.82%		4.20%		3.25%		3.25%
Portfolio turnover rate	18	%**	9%		18%		17%		11%		8%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.08%		0.05%		0.03%		0.02%		0.02%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—		$—		$—		$—		$0.00	(b)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

129	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (continued)

	Class R6 Shares
	Six Months Ended August 31, 2023		Year Ended February 28,				Period from January 22, 2021 (commencement of operations) through February 28,
	(Unaudited)		2023		2022		2021

Net asset value, beginning of period	$15.14		$16.35		$16.95		$17.08

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.24		0.61		1.02		(0.00	)(b)
Net realized and unrealized gain (loss)	0.81		(1.18)		(0.48)		(0.13)

Total from investment operations	1.05		(0.57)		0.54		(0.13)

Less distributions to shareholders:
From net investment income	(0.01)		(0.60)		(1.09)		—
From net realized gains	—		(0.04)		(0.05)		—

Total distributions	(0.01)		(0.64)		(1.14)		—

Net asset value, end of period	$16.18		$15.14		$16.35		$16.95

Total Return(c)	6.94	%**	(3.23)%		2.88%		(0.76	)%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,808		$8,033		$8,268		$8,254
Net expenses to average daily net assets(d)	0.01	%*	0.00	%(e)	0.00	%(e)	0.01	%*
Net investment income (loss) to average daily net assets(a)	3.00	%*	4.13%		5.66%		(0.01	)%*
Portfolio turnover rate	18	%**	9%		18%		17	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.08%		0.05%		0.05	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)	Rounds to less than $0.01.
(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	130

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022		2021		2020		2019

Net asset value, beginning of period	$25.48		$29.43	$32.31		$27.45		$28.09		$32.62

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.32		1.24	1.64		1.24		1.02		0.91
Net realized and unrealized gain (loss)	1.17		(3.96)	(2.59)		4.91		(0.46)		(4.47)

Total from investment operations	1.49		(2.72)	(0.95)		6.15		0.56		(3.56)

Less distributions to shareholders:
From net investment income	(0.23)		(1.23)	(1.93)		(1.29)		(1.20)		(0.97)

Total distributions	(0.23)		(1.23)	(1.93)		(1.29)		(1.20)		(0.97)

Net asset value, end of period	$26.74		$25.48	$29.43		$32.31		$27.45		$28.09

Total Return(b)	5.81	%**	(9.05)%	(3.37)%		22.67%		1.62%		(10.69)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$159,150		$286,725	$437,139		$598,701		$646,622		$929,967
Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)	0.00	%(d)
Net investment income (loss) to average daily net assets(a)	2.41	%*	4.81%	4.90%		4.40%		3.55%		3.09%
Portfolio turnover rate	14	%**	11%	18%		16%		7%		8%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.02%		0.02%		0.01%		0.01%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—		$—		$—		$0.00	(e)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
(e)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

131	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

INTERNATIONAL EQUITY ALLOCATION FUND (continued)

	Class R6 Shares

	Six Months Ended August 31, 2023		Year Ended February 28,					Period from August 30, 2019 (commencement of operations) through February 29,
	(Unaudited)		2023	2022		2021		2020

Net asset value, beginning of period	$25.47		$29.42	$32.30		$27.44		$27.07

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.38		1.30	1.74		1.29		1.14
Net realized and unrealized gain (loss)	1.11		(4.02)	(2.69)		4.86		0.33

Total from investment operations	1.49		(2.72)	(0.95)		6.15		1.47

Less distributions to shareholders:
From net investment income	(0.23)		(1.23)	(1.93)		(1.29)		(1.10)

Total distributions	(0.23)		(1.23)	(1.93)		(1.29)		(1.10)

Net asset value, end of period	$26.73		$25.47	$29.42		$32.30		$27.44

Total Return(b)	5.81	%**	(9.05)%	(3.37)%		22.68%		5.04	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$212,211		$205,417	$242,178		$262,853		$210,223
Net expenses to average daily net assets(c)	0.01	%*	0.01%	0.00	%(d)	0.00	%(d)	0.00	%(d)*
Net investment income (loss) to average daily net assets(a)	2.89	%*	5.08%	5.20%		4.56%		7.83	%*
Portfolio turnover rate	14	%**	11%	18%		16%		7	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.04	%*	0.03%	0.02%		0.02%		0.02	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)	Rounds to less than 0.01%.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	132

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$28.53		$29.30	$32.07	$31.13	$32.17	$31.87

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.45		(0.18)	(0.24)	(0.09)	0.27	0.31
Net realized and unrealized gain (loss)	(0.66)		1.16	(0.39)	1.81	(0.83)	0.11	(b)

Total from investment operations	(0.21)		0.98	(0.63)	1.72	(0.56)	0.42

Less distributions to shareholders:
From net investment income	(1.43)		(0.49)	(0.71)	(0.03)	(0.48)	(0.12)
From net realized gains	(3.30)		(1.26)	(1.43)	(0.75)	—	—

Total distributions	(4.73)		(1.75)	(2.14)	(0.78)	(0.48)	(0.12)

Net asset value, end of period	$23.59		$28.53	$29.30	$32.07	$31.13	$32.17

Total Return(c)	(0.47	)%**	3.86%	(2.00)%	5.48%	(1.74)%	1.32%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,821		$3,366	$32,796	$30,126	$18,527	$45,409
Net expenses to average daily net assets(d)	1.02	%*	1.01%	1.00%	1.01%	1.01%	1.00%
Net investment income (loss) to average daily net assets(a)	3.34	%*	(0.67)%	(0.81)%	(0.27)%	0.85%	0.97%
Portfolio turnover rate	55	%**	69%	81%	76%	46%	49	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.22	%*	0.13%	0.10%	0.07%	0.05%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	N/A	75%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

133	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class VI Shares

	Six Months Ended August 31,
	2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$28.40		$29.27	$32.03	$31.07	$32.11	$31.78

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.46		0.31	(0.22)	(0.06)	0.25	0.33
Net realized and unrealized gain (loss)	(0.65)		0.69	(0.38)	1.80	(0.77)	0.13	(b)

Total from investment operations	(0.19)		1.00	(0.60)	1.74	(0.52)	0.46

Less distributions to shareholders:
From net investment income	(1.45)		(0.61)	(0.73)	(0.03)	(0.52)	(0.13)
From net realized gains	(3.30)		(1.26)	(1.43)	(0.75)	—	—

Total distributions	(4.75)		(1.87)	(2.16)	(0.78)	(0.52)	(0.13)

Net asset value, end of period	$23.46		$28.40	$29.27	$32.03	$31.07	$32.11

Total Return(c)	(0.43	)%**	3.96%	(1.92)%	5.56%	(1.65)%	1.47%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$30,664		$120,827	$206,841	$314,087	$831,870	$1,161,238
Net expenses to average daily net assets(d)	0.93	%*	0.92%	0.91%	0.91%	0.91%	0.91%
Net investment income (loss) to average daily net assets(a)	3.45	%*	1.13%	(0.71)%	(0.17)%	0.79%	1.04%
Portfolio turnover rate	55	%**	69%	81%	76%	46%	49	%(e)
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.22	%*	0.15%	0.09%	0.07%	0.04%	0.04%

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The amount shown for a share outstanding does not correspond with the aggregate net realized and unrealized gain (loss) on investments due to the timing of purchases and redemptions of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(d)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	N/A	N/A	N/A	N/A	N/A	75%

†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	134

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

CONSOLIDATED SGM MAJOR MARKETS FUND (continued)

	Class I Shares

	Six Months Ended August 31,		Year Ended		Period from September 23, 2020 (commencement of operations) through
	2023		February 28,		February 28,
	(Unaudited)		2023	2022	2021

Net asset value, beginning of period	$28.48		$29.23	$32.06	$32.37

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.43		(0.07)	(0.28)	(0.04)
Net realized and unrealized gain (loss)	(0.66)		1.02	(0.40)	0.48

Total from investment operations	(0.23)		0.95	(0.68)	0.44

Less distributions to shareholders:
From net investment income	(1.42)		(0.44)	(0.72)	—
From net realized gains	(3.30)		(1.26)	(1.43)	(0.75)

Total distributions	(4.72)		(1.70)	(2.15)	(0.75)

Net asset value, end of period	$23.53		$28.48	$29.23	$32.06

Total Return(b)	(0.55	)%**	3.76%	(2.16)%	1.30	%**
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$3,731		$4,751	$20,753	$13,842
Net expenses to average daily net assets(c)	1.12	%*	1.11%	1.10%	1.11	%*
Net investment income (loss) to average daily net assets(a)	3.26	%*	(0.25)%	(0.93)%	(0.28	)%*
Portfolio turnover rate	55	%**	69%	81%	76	%**
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.28	%*	0.19%	0.15%	0.14	%*

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

135	See accompanying notes to the financial statements.

GMO Trust Funds

Financial Highlights — (Continued)

(For a share outstanding throughout each period)

STRATEGIC OPPORTUNITIES ALLOCATION FUND

	Class III Shares

	Six Months Ended August 31, 2023		Year Ended February 28/29,
	(Unaudited)		2023	2022	2021	2020	2019

Net asset value, beginning of period	$15.57		$17.91	$21.56	$18.98	$19.48	$22.08

Income (loss) from investment operations:
Net investment income (loss)(a) †	0.23		0.63	0.59	0.54	0.67	0.62
Net realized and unrealized gain (loss)	0.55		(1.46)	0.32	2.93	(0.11)	(1.45)

Total from investment operations	0.78		(0.83)	0.91	3.47	0.56	(0.83)

Less distributions to shareholders:
From net investment income	(0.08)		(0.85)	(1.22)	(0.71)	(0.77)	(0.67)
From net realized gains	—		(0.66)	(3.34)	(0.18)	(0.29)	(1.10)

Total distributions	(0.08)		(1.51)	(4.56)	(0.89)	(1.06)	(1.77)

Net asset value, end of period	$16.27		$15.57	$17.91	$21.56	$18.98	$19.48

Total Return(b)	5.03	%**	(4.08)%	3.57%	18.66%	2.57%	(3.45)%
Ratios/Supplemental Data:
Net assets, end of period (000’s)	$204,489		$189,504	$236,452	$579,796	$773,438	$915,148
Net operating expenses to average daily net assets(c)	0.01	%*	0.02%	0.01%	0.01%	0.01%	0.01%
Interest and/or dividend expenses and/or borrowing costs to average daily net assets(d)	0.43	%*	0.32%	0.26%	0.07%	0.03%	0.03%
Total net expenses to average daily net assets(c)	0.44	%*	0.34%	0.27%	0.08%	0.04%	0.04%
Net investment income (loss) to average daily net assets(a)	2.85	%*	3.91%	2.71%	2.85%	3.35%	3.01%
Portfolio turnover rate(e)	28	%**	74%	95%	61%	36%	35%
Fees and expenses reimbursed and/or waived by GMO to average daily net assets:	0.12	%*	0.15%	0.14%	0.07%	0.03%	0.03%
Purchase premiums and redemption fees consisted of the following per share amounts (Note 2):†	$—		$—	$—	$—	$—	$0.00 (f)

(a)	Net investment income is affected by the timing of the declaration of dividends by the other GMO Funds and/or other investment companies in which the Fund invests, if any.
(b)

The total returns would have been lower had certain expenses not been reimbursed and/or waived during the periods shown, if applicable, and assumes the effect of reinvested distributions, if any. Calculation excludes purchase premiums and redemption fees which are borne by the shareholder purchasing or redeeming Fund shares, if any.

(c)	Net expenses exclude expenses incurred indirectly through investment in the underlying funds, if any (Note 5).
(d)

Interest and dividend expense and/or borrowing costs incurred as a result of cash collateral on derivatives, entering into reverse repurchase agreements, securities sold short or margin on cleared swap contracts, if any, is included in the Fund’s net expenses. Income earned on investing proceeds from reverse repurchase agreements, if any, is included in interest income.

(e)

The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund (“USTF”) which is used as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate including transactions in USTF during the period and/or year ended:

	August 31, 2023	February 28, 2023	February 28, 2022	February 28, 2021	February 29, 2020	February 28, 2019
Portfolio turnover rate including transactions in USTF	33%	72%	122%	80%	41%	38%

(f)	Rounds to less than $0.01.
†	Calculated using average shares outstanding throughout the period.
*	Annualized.
**	Not annualized.

See accompanying notes to the financial statements.	136

GMO Trust Funds

Notes to Financial Statements

August 31, 2023 (Unaudited)

1.	Organization

Each of Alternative Allocation Fund, Benchmark-Free Allocation Fund, Benchmark-Free Fund, Global Asset Allocation Fund, Global Developed Equity Allocation Fund, Global Equity Allocation Fund, Implementation Fund, International Developed Equity Allocation Fund, International Equity Allocation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (each a “Fund” and collectively the “Funds”) is a series of GMO Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts on June 24, 1985. The Declaration of Trust permits the Trustees of the Trust (“Trustees”) to create an unlimited number of series of shares (Funds) and to subdivide Funds into classes. The Funds are advised and managed by Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”).

The Funds may invest in GMO U.S. Treasury Fund and in money market funds unaffiliated with GMO.

Many of the Funds may invest primarily in other GMO Funds and Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund may also invest in GMO Alternative Allocation SPC Ltd., GMO Implementation SPC Ltd. and GMO Alternative Asset SPC Ltd. (each a “wholly-owned subsidiary”), respectively. These GMO Funds and wholly-owned subsidiaries are referenced herein as “underlying funds”. As a result, the Funds are exposed to all of the risks of the underlying funds in which they invest. Several of the underlying funds themselves invest a substantial portion of their assets in other GMO Funds. The financial statements of the underlying funds should be read in conjunction with the Funds’ financial statements. The financial statements are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov or on GMO’s website at www.gmo.com.

The following table provides information about the Funds’ principal investment objectives and benchmarks (if any):

Fund Name	Benchmark	Investment Objective
Alternative Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Allocation Fund	Not Applicable	Positive total return
Benchmark-Free Fund	Not Applicable	Positive total return
Global Asset Allocation Fund	GMO Global Asset Allocation Index (65% MSCI ACWI, 35% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark
Global Developed Equity Allocation Fund	MSCI World Index	Total return greater than its benchmark
Global Equity Allocation Fund	MSCI ACWI	Total return greater than its benchmark
Implementation Fund	Not Applicable	Positive total return, not relative return
International Developed Equity Allocation Fund	MSCI EAFE Index	Total return greater than its benchmark
International Equity Allocation Fund	MSCI ACWI ex USA	Total return greater than its benchmark
SGM Major Markets Fund	Not Applicable	Long-term total return
Strategic Opportunities Allocation Fund	GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series), 25% Bloomberg U.S. Aggregate Index)	Total return greater than its benchmark

Benchmark-Free Fund and Implementation Fund currently limit subscriptions.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and have been consistently followed by the Funds in preparing these financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. dollars.

137

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Basis of presentation and principles of consolidation: Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund

Alternative Allocation Fund, Implementation Fund and SGM Major Markets Fund include the accounts of their wholly-owned subsidiaries and the accompanying financial statements have been consolidated for those accounts. The consolidated financial statements include all of the assets and liabilities of each wholly-owned subsidiary. All interfund accounts and transactions have been eliminated in consolidation.

Portfolio valuation

Shares of the underlying funds and other open-end registered investment companies are valued at their most recent net asset value. Direct investments held by the Funds and underlying funds are valued as follows: Exchange-traded securities (other than exchange-traded options) for which market quotations are readily available are valued at (i) the last sale price or (ii) official closing price or (iii) most recent quoted price published by the exchange (if no reported last sale or official closing price) or (iv) the quoted price provided by a pricing source (in the event GMO deems the private market to be a more reliable indicator of market value than the exchange). Exchange-traded options are valued at the last sale price, provided that price is between the closing bid and ask prices. If the last sale price is not within that range, then they will be valued at the closing bid price for long positions and the closing ask price for short positions. Cleared derivatives are valued using the closing price quoted (which may be based on a model) by the relevant clearing house. If an updated quote for a cleared derivative is not available when a Fund calculates its net asset value, the derivative will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house. Over-the-counter (“OTC”) derivatives are generally valued at the price determined by an industry standard model. Unlisted non-fixed income securities for which market quotations are readily available are generally valued at the most recent quoted price.

The foregoing valuation methodologies are modified for equities that trade in non-U.S. securities markets that close before the close of the New York Stock Exchange (“NYSE”) due to time zone differences, including the value of equities that underlie futures, options and other derivatives (to the extent the market for those derivatives closes prior to the close of the NYSE). In those cases, the price will generally be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees that are intended to reflect valuation changes through the NYSE close. These securities listed on foreign exchanges (including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE)) are classified as Level 2 (levels defined below) and are described in the disclosures of the underlying funds.

Typically, the Funds and the underlying funds value fixed income securities at the most recent price supplied by a pricing source determined by GMO. GMO evaluates pricing sources on an ongoing basis and may change a pricing source at any time. GMO monitors erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and has discretion to override a price supplied by a source (e.g., by taking a price supplied by another source) when it believes that the price supplied is not reliable. Alternative pricing sources are often but not always available for securities held by the Funds and the underlying funds.

“Quoted price” typically means the bid price for securities held long and the ask price for securities sold short. If a market quotation for a security does not involve a bid or an ask, the “quoted price” may be the price provided by a market participant or other third-party pricing source in accordance with the market practice for that security. If an updated quoted price for a security is not available when a Fund calculates its net asset value, the Fund will generally use the last quoted price so long as GMO believes that the last quoted price continues to represent that security’s fair value.

In the case of derivatives, prices determined by a model may reflect an estimate of the average of bid and ask prices, regardless of whether a Fund has a long position or a short position.

If quotations are not readily available or circumstances make an existing valuation methodology or procedure unreliable, derivatives and other securities are valued at fair value as determined in good faith by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Because of the uncertainty inherent in fair value pricing, the price determined for a particular security may be materially different from the value realized upon its sale. The Funds and/or the underlying funds classify such securities as Level 3 (levels defined below). For the period ended August 31, 2023, the Funds did not reduce the value of any of their OTC derivatives contracts, if any, based on the creditworthiness of their counterparties. See Note 4 “Derivative financial instruments” for a further discussion on valuation of derivatives.

138

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

U.S. GAAP requires the Funds to disclose the fair value of their investments in a three-level hierarchy (Levels 1, 2 and 3). The valuation hierarchy is based upon the relative observability of inputs to the valuation of the Funds’ investments. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the fair value hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to the liquidity of investments, could cause a security to be reclassified between levels.

The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities; certain U.S. government obligations; derivatives actively traded on a national securities exchange (such as some futures and options); and shares of open-end mutual funds (even if their investments are valued using Level 2 or Level 3 inputs).

Level 2 – Valuations determined using other significant direct or indirect observable inputs.

The types of assets and liabilities categorized in Level 2 generally include certain U.S. government agency securities, mortgage-backed securities, asset-backed securities, certain sovereign debt obligations, and corporate bonds valued using vendor prices or broker quotes; cleared derivatives and certain OTC derivatives such as swaps, options, swaptions, and forward currency contracts valued using industry standard models; certain restricted securities valued at the most recent available market or quoted price; certain securities that are valued at the local price; certain debt obligations, such as collateralized loan obligations, that have yet to begin trading that are valued at cost; and certain foreign equity securities that are adjusted based on inputs from an independent pricing service approved by the Trustees, including the value of equity securities that underlie futures, options and other derivatives (to the extent the market for such instruments closes prior to the close of the NYSE) to reflect estimated valuation changes through the NYSE close.

Level 3 – Valuations based primarily on inputs that are unobservable and significant.

The types of assets and liabilities categorized in Level 3 generally include, but are not limited to, certain debt securities (such as asset-backed, mortgage-backed, loans and sovereign debt) and derivatives even though they may be valued using broker quotes; certain debt securities and derivatives adjusted by a specified discount for liquidity or other considerations; securities whose trading has been suspended or that have been de-listed from their current primary trading exchange valued at the most recent available market or quoted price; securities in default or bankruptcy proceedings for which there is no current market quotation valued at the most recent available market or quoted price; potential litigation recoveries and interests related to bankruptcy proceedings; certain equity securities valued off the last traded price with a discount for liquidity; certain equity securities that are valued based on the last traded exchange price adjusted for the movement in a relevant index; certain securities that are valued using a price from a comparable security related to the same issuer; and certain recently acquired equity securities that have yet to begin trading that are valued at cost.

The following is a summary of the respective levels assigned to the Funds’ direct securities and derivatives, if any, as of August 31, 2023:

Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$7,248,646	$—	$7,248,646
Belgium	—	847,850	—	847,850
Brazil	160,593	67,530	—	228,123
Canada	4,173,107	—	352,512	4,525,619
China	—	832,551	0§	832,551
Denmark	—	1,246,827	—	1,246,827
Finland	—	487,124	—	487,124
France	—	1,571,706	—	1,571,706

139

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Germany	$—	$580,749	$—	$580,749
Hong Kong	—	80,468	—	80,468
India	—	1,011,800	—	1,011,800
Israel	3,314,567	39,631	—	3,354,198
Italy	—	681,645	—	681,645
Japan	27,513	19,184,149	—	19,211,662
Netherlands	91,911	1,974,699	—	2,066,610
New Zealand	—	57,991	—	57,991
Norway	—	261,383	—	261,383
Poland	—	210,377	—	210,377
Portugal	—	128,710	—	128,710
South Africa	—	161,573	—	161,573
South Korea	390,855	962,468	—	1,353,323
Spain	—	912,987	—	912,987
Sweden	—	680,417	—	680,417
Switzerland	—	1,225,549	—	1,225,549
Taiwan	858,098	—	—	858,098
Thailand	—	393,409	—	393,409
Turkey	—	394,178	—	394,178
United Kingdom	784,482	1,262,528	—	2,047,010
United States	76,836,162	—	15,395	76,851,557

TOTAL COMMON STOCKS	86,637,288	42,506,945	367,907	129,512,140

Preferred Stocks
Brazil	254,918	—	—	254,918
Germany	—	555,850	—	555,850

TOTAL PREFERRED STOCKS	254,918	555,850	—	810,768

Rights/Warrants
United States	—	—	462,947	462,947

TOTAL RIGHTS/WARRANTS	—	—	462,947	462,947

Investment Funds
United States	—	—	2,301,895	2,301,895

TOTAL INVESTMENT FUNDS	—	—	2,301,895	2,301,895

Debt Obligations
United States	62,633,257	43,932,387	—	106,565,644

TOTAL DEBT OBLIGATIONS	62,633,257	43,932,387	—	106,565,644

Mutual Funds
United States	5,572,761	—	—	5,572,761

TOTAL MUTUAL FUNDS	5,572,761	—	—	5,572,761

Short-Term Investments	1,486,717	46,841,562	—	48,328,279
Purchased Options	—	42,753	—	42,753

Total Investments	156,584,941	133,879,497	3,132,749	293,597,187

140

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,808,637	$—	$1,808,637
Futures Contracts
Equity Risk	25,505	188,772	—	214,277
Interest Rate Risk	23,905	—	—	23,905
Physical Commodity Contract Risk	1,185,466	—	—	1,185,466
Swap Contracts
Credit Risk	—	2,908,949	—	2,908,949
Equity Risk	—	68,803	—	68,803
Interest Rate Risk	—	946,243	—	946,243

Total	$157,819,817	$139,800,901	$3,132,749	$300,753,467

Liability Valuation Inputs
Common Stocks
Australia	$—	$(1,163,937)	$—	$(1,163,937)
Austria	—	(283,328)	—	(283,328)
Belgium	—	(389,387)	—	(389,387)
Canada	(3,026,616)	—	—	(3,026,616)
Denmark	—	(343,442)	—	(343,442)
Finland	—	(137,038)	—	(137,038)
France	—	(1,465,286)	—	(1,465,286)
Germany	—	(1,826,876)	—	(1,826,876)
Ireland	—	(78,847)	—	(78,847)
Israel	(415,100)	—	—	(415,100)
Italy	(27,008)	(1,389,883)	—	(1,416,891)
Japan	—	(4,924,214)	—	(4,924,214)
Netherlands	—	(988,317)	—	(988,317)
New Zealand	—	(402,856)	—	(402,856)
Peru	(395,234)	—	—	(395,234)
Singapore	(333,962)	(512,397)	—	(846,359)
Spain	—	(834,851)	—	(834,851)
Sweden	—	(407,169)	—	(407,169)
Switzerland	—	(486,157)	—	(486,157)
United Kingdom	—	(2,630,140)	—	(2,630,140)
United States	(42,657,377)	—	—	(42,657,377)

TOTAL COMMON STOCKS	(46,855,297)	(18,264,125)	—	(65,119,422)

Preferred Stocks
Germany	—	(399,521)	—	(399,521)

TOTAL PREFERRED STOCKS	—	(399,521)	—	(399,521)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(1,789,441)	—	(1,789,441)
Futures Contracts
Equity Risk	(169,242)	(409,752)	—	(578,994)
Interest Rate Risk	(293,540)	—	—	(293,540)
Physical Commodity Contract Risk	(1,702,236)	—	—	(1,702,236)

141

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Alternative Allocation Fund (continued)
Liability Valuation Inputs (continued)
Derivatives^ (continued)
Written Options
Credit Risk	$—	$(159,687)	$—	$(159,687)
Equity Risk	(366,447)	—	—	(366,447)
Swap Contacts
Credit Risk	—	(2,783,358)	—	(2,783,358)
Equity Risk	—	(103,321)	—	(103,321)
Interest Rate Risk	—	(807,751)	—	(807,751)

Total	$(49,386,762)	$(24,716,956)	$—	$(74,103,718)

Benchmark-Free Allocation Fund
Asset Valuation Inputs
Mutual Funds	$4,116,307,995	$—	$—	$4,116,307,995
Short-Term Investments	3,855,113	—	—	3,855,113

Total Investments	4,120,163,108	—	—	4,120,163,108

Total	$4,120,163,108	$—	$—	$4,120,163,108

Benchmark-Free Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$15,738,515	$—	$15,738,515
Austria	—	1,098,637	—	1,098,637
Belgium	—	8,801,066	—	8,801,066
Brazil	2,266,603	6,327,891	—	8,594,494
Canada	32,013,019	127,741	15,800	32,156,560
Chile	25,291	1,431,246	—	1,456,537
China	—	34,425,866	—	34,425,866
Colombia	156,045	—	—	156,045
Czech Republic	—	373,878	—	373,878
Denmark	—	7,413,634	—	7,413,634
Egypt	—	708,349	—	708,349
Finland	—	6,015,960	—	6,015,960
France	1,641,434	41,063,077	—	42,704,511
Germany	—	12,711,051	—	12,711,051
Greece	—	1,212,665	0§	1,212,665
Hong Kong	—	7,504,061	—	7,504,061
Hungary	—	2,913,541	—	2,913,541
India	1,869,737	27,526,926	3,694	29,400,357
Indonesia	—	4,899,659	—	4,899,659
Ireland	1,618,470	3,175,401	—	4,793,871
Israel	1,932,717	167,066	—	2,099,783
Italy	157,979	17,064,901	—	17,222,880
Japan	350,392	163,520,299	—	163,870,691
Kuwait	—	134,209	—	134,209
Malaysia	—	784,642	—	784,642
Mexico	12,704,429	—	0§	12,704,429
Netherlands	328,086	22,180,097	—	22,508,183

142

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
New Zealand	$—	$268,579	$—	$268,579
Norway	—	5,453,051	—	5,453,051
Pakistan	—	38,350	—	38,350
Panama	15,584	—	—	15,584
Philippines	—	8,190	—	8,190
Poland	—	4,108,925	—	4,108,925
Portugal	—	1,257,314	—	1,257,314
Qatar	—	227,014	—	227,014
Russia	—	—	381,129	381,129
Saudi Arabia	—	1,760,149	—	1,760,149
Singapore	—	6,423,100	—	6,423,100
South Africa	1,455,677	16,399,838	—	17,855,515
South Korea	3,045,445	27,292,112	—	30,337,557
Spain	—	20,523,827	—	20,523,827
Sweden	—	7,827,172	—	7,827,172
Switzerland	2,535,407	12,749,006	—	15,284,413
Taiwan	2,110,892	35,330,055	—	37,440,947
Thailand	—	9,449,781	—	9,449,781
Turkey	—	7,668,735	—	7,668,735
United Arab Emirates	—	488,638	—	488,638
United Kingdom	7,076,103	39,390,990	603	46,467,696
United States	202,613,259	—	—	202,613,259
Vietnam	—	2,600,313	—	2,600,313

TOTAL COMMON STOCKS	273,916,569	586,585,517	401,226	860,903,312

Preferred Stocks
Brazil	6,249,829	7,837,446	—	14,087,275
Colombia	72,143	—	—	72,143
Germany	—	3,588,358	—	3,588,358
Russia	—	—	53,325	53,325
South Korea	—	2,409,140	—	2,409,140

TOTAL PREFERRED STOCKS	6,321,972	13,834,944	53,325	20,210,241

Rights/Warrants
Brazil	2,289	—	—	2,289

TOTAL RIGHTS/WARRANTS	2,289	—	—	2,289

Debt Obligations
United States	97,416,104	115,922,829	—	213,338,933

TOTAL DEBT OBLIGATIONS	97,416,104	115,922,829	—	213,338,933

Mutual Funds
United States	217,087,142	—	—	217,087,142

TOTAL MUTUAL FUNDS	217,087,142	—	—	217,087,142

Short-Term Investments	1,927,593	24,000,000	—	25,927,593

Total Investments	596,671,669	740,343,290	454,551	1,337,469,510

143

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Benchmark-Free Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$101,845	$—	$101,845
Futures Contracts
Interest Rate Risk	432,568	—	—	432,568

Total	$597,104,237	$740,445,135	$454,551	$1,338,003,923

Liability Valuation Inputs
Common Stocks
Australia	$—	$(5,107,910)	$—	$(5,107,910)
Austria	—	(1,228,325)	—	(1,228,325)
Belgium	—	(1,691,053)	—	(1,691,053)
Canada	(11,833,225)	—	—	(11,833,225)
Denmark	—	(1,315,418)	—	(1,315,418)
Finland	—	(560,244)	—	(560,244)
France	—	(6,497,334)	—	(6,497,334)
Germany	—	(7,668,284)	—	(7,668,284)
Ireland	—	(178,999)	—	(178,999)
Israel	(1,778,786)	—	—	(1,778,786)
Italy	(31,774)	(6,225,860)	—	(6,257,634)
Japan	—	(21,622,186)	—	(21,622,186)
Netherlands	—	(4,366,608)	—	(4,366,608)
New Zealand	—	(1,746,601)	—	(1,746,601)
Peru	(1,746,370)	—	—	(1,746,370)
Singapore	(1,370,576)	(2,079,642)	—	(3,450,218)
Spain	—	(3,568,114)	—	(3,568,114)
Sweden	—	(1,611,501)	—	(1,611,501)
Switzerland	—	(2,067,861)	—	(2,067,861)
United Kingdom	—	(11,545,008)	—	(11,545,008)
United States	(108,805,065)	—	—	(108,805,065)

TOTAL COMMON STOCKS	(125,565,796)	(79,080,948)	—	(204,646,744)

Preferred Stocks
Germany	—	(1,781,303)	—	(1,781,303)

TOTAL PREFERRED STOCKS	—	(1,781,303)	—	(1,781,303)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(228,678)	—	(228,678)
Swap Contacts
Equity Risk	—	(229,677)	—	(229,677)

Total	$(125,565,796)	$(81,320,606)	$—	$(206,886,402)

144

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Global Asset Allocation Fund
Asset Valuation Inputs
Mutual Funds	$346,731,364	$—	$—	$346,731,364
Short-Term Investments	541,653	—	—	541,653

Total Investments	347,273,017	—	—	347,273,017

Total	$347,273,017	$—	$—	$347,273,017

Global Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$72,511,770	$—	$—	$72,511,770
Short-Term Investments	63,763	—	—	63,763

Total Investments	72,575,533	—	—	72,575,533

Total	$72,575,533	$—	$—	$72,575,533

Global Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$629,292,958	$—	$—	$629,292,958
Short-Term Investments	200,591	—	—	200,591

Total Investments	629,493,549	—	—	629,493,549

Total	$629,493,549	$—	$—	$629,493,549

Consolidated Implementation Fund
Asset Valuation Inputs
Common Stocks
Argentina	$1,408,424	$—	$—	$1,408,424
Australia	—	70,170,877	—	70,170,877
Austria	—	4,502,722	—	4,502,722
Belgium	—	29,824,568	—	29,824,568
Brazil	9,007,858	23,569,843	—	32,577,701
Canada	119,109,127	476,457	1,449,566	121,035,150
Chile	10,311	3,882,052	—	3,892,363
China	—	107,715,137	1	107,715,138
Colombia	369,637	—	—	369,637
Czech Republic	—	1,087,131	—	1,087,131
Denmark	—	27,153,584	—	27,153,584
Egypt	—	1,937,035	—	1,937,035
Finland	—	20,077,862	—	20,077,862
France	4,945,050	132,361,054	—	137,306,104
Germany	—	40,888,737	—	40,888,737
Greece	—	3,775,052	—	3,775,052
Hong Kong	—	23,946,912	—	23,946,912
Hungary	—	9,905,386	—	9,905,386
India	5,846,085	87,309,236	16,742	93,172,063
Indonesia	—	15,591,952	—	15,591,952
Ireland	5,047,954	10,290,729	—	15,338,683
Isle of Man	972,400	—	—	972,400
Israel	15,770,161	2,115,032	—	17,885,193

145

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
Italy	$175,519	$56,010,899	$—	$56,186,418
Japan	1,320,713	533,615,107	—	534,935,820
Kuwait	—	118,559	—	118,559
Malaysia	—	2,372,368	—	2,372,368
Mexico	40,928,990	—	0§	40,928,990
Netherlands	1,132,399	73,351,811	179	74,484,389
New Zealand	—	1,120,212	—	1,120,212
Norway	—	20,945,356	—	20,945,356
Pakistan	—	298,312	—	298,312
Panama	25,890	—	—	25,890
Philippines	—	237,470	—	237,470
Poland	—	13,158,703	—	13,158,703
Portugal	—	9,900,418	—	9,900,418
Qatar	—	784,502	—	784,502
Russia	—	—	1,027,950	1,027,950
Saudi Arabia	—	5,092,186	—	5,092,186
Singapore	—	20,573,003	—	20,573,003
South Africa	4,533,623	54,131,719	—	58,665,342
South Korea	11,175,452	80,103,339	—	91,278,791
Spain	—	68,872,242	—	68,872,242
Sweden	—	26,320,092	—	26,320,092
Switzerland	7,587,233	41,929,355	—	49,516,588
Taiwan	15,720,671	101,917,551	—	117,638,222
Thailand	—	29,271,907	—	29,271,907
Turkey	—	24,216,477	—	24,216,477
Ukraine	—	97,461	—	97,461
United Arab Emirates	—	1,430,808	—	1,430,808
United Kingdom	25,990,338	139,248,573	793	165,239,704
United States	878,410,157	—	2,128,058	880,538,215
Vietnam	—	7,764,995	—	7,764,995

TOTAL COMMON STOCKS	1,149,487,992	1,929,464,783	4,623,289	3,083,576,064

Preferred Stocks
Brazil	20,369,212	30,361,045	—	50,730,257
Chile	1,608,563	44,439	—	1,653,002
Colombia	23,576	—	—	23,576
Germany	—	11,780,315	—	11,780,315
Russia	—	—	118,186	118,186
South Korea	—	10,902,108	—	10,902,108
Taiwan	—	33,163	—	33,163
United States	—	—	450,870	450,870

TOTAL PREFERRED STOCKS	22,001,351	53,121,070	569,056	75,691,477

Rights/Warrants
Brazil	5,976	—	—	5,976
Canada	—	—	222	222
United States	—	—	1,009,266	1,009,266

TOTAL RIGHTS/WARRANTS	5,976	—	1,009,488	1,015,464

146

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Implementation Fund (continued)
Asset Valuation Inputs (continued)
Investment Funds
United States	$—	$—	$10,163,304	$10,163,304

TOTAL INVESTMENT FUNDS	—	—	10,163,304	10,163,304

Debt Obligations
Netherlands	—	—	61	61
United States	713,156,792	377,140,824	266,212	1,090,563,828

TOTAL DEBT OBLIGATIONS	713,156,792	377,140,824	266,273	1,090,563,889

Mutual Funds
United States	13,230,501	—	—	13,230,501

TOTAL MUTUAL FUNDS	13,230,501	—	—	13,230,501

Short-Term Investments	4,386,484	82,427,126	—	86,813,610

Total Investments	1,902,269,096	2,442,153,803	16,631,410	4,361,054,309

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	8,421,115	—	8,421,115
Futures Contracts
Equity Risk	121,239	1,022,840	—	1,144,079
Interest Rate Risk	943,756	—	—	943,756
Physical Commodity Contract Risk	6,465,014	—	—	6,465,014
Swap Contracts
Equity Risk	—	547,141	—	547,141
Interest Rate Risk	—	7,716,411	—	7,716,411

Total	$1,909,799,105	$2,459,861,310	$16,631,410	$4,386,291,825

Liability Valuation Inputs
Common Stocks
Australia	$—	$(18,481,937)	$—	$(18,481,937)
Austria	—	(4,611,560)	—	(4,611,560)
Belgium	—	(6,243,480)	—	(6,243,480)
Canada	(43,453,090)	—	—	(43,453,090)
Denmark	—	(4,872,676)	—	(4,872,676)
Finland	—	(2,377,455)	—	(2,377,455)
France	—	(23,887,306)	—	(23,887,306)
Germany	—	(27,755,112)	—	(27,755,112)
Ireland	—	(640,608)	—	(640,608)
Israel	(6,678,627)	—	—	(6,678,627)
Italy	—	(22,357,662)	—	(22,357,662)
Japan	—	(79,434,932)	—	(79,434,932)
Netherlands	—	(15,713,208)	—	(15,713,208)
New Zealand	—	(6,557,889)	—	(6,557,889)
Peru	(6,248,085)	—	—	(6,248,085)
Singapore	(4,920,774)	(7,475,254)	—	(12,396,028)
Spain	—	(13,434,678)	—	(13,434,678)
Sweden	—	(5,874,732)	—	(5,874,732)
Switzerland	—	(7,841,466)	—	(7,841,466)
United Kingdom	—	(41,689,988)	—	(41,689,988)

147

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated Implementation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
United States	$(446,887,824)	$—	$—	$(446,887,824)

TOTAL COMMON STOCKS	(508,188,400)	(289,249,943)	—	(797,438,343)

Preferred Stocks
Germany	—	(6,369,861)	—	(6,369,861)

TOTAL PREFERRED STOCKS	—	(6,369,861)	—	(6,369,861)

Derivatives^
Forward Currency Contracts
Foreign Currency Risk	—	(10,629,305)	—	(10,629,305)
Futures Contracts
Equity Risk	(303,715)	(2,175,504)	—	(2,479,219)
Interest Rate Risk	(45,545)	—	—	(45,545)
Physical Commodity Contract Risk	(9,245,251)	—	—	(9,245,251)
Written Options
Equity Risk	(953,038)	—	—	(953,038)
Swap Contacts
Equity Risk	—	(1,113,756)	—	(1,113,756)
Interest Rate Risk	—	(7,219,514)	—	(7,219,514)

Total	$(518,735,949)	$(316,757,883)	$—	$(835,493,832)

International Developed Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$244,941,715	$—	$—	$244,941,715
Short-Term Investments	122,412	—	—	122,412

Total Investments	245,064,127	—	—	245,064,127

Total	$245,064,127	$—	$—	$245,064,127

International Equity Allocation Fund
Asset Valuation Inputs
Mutual Funds	$371,169,164	$—	$—	$371,169,164
Short-Term Investments	243,257	—	—	243,257

Total Investments	371,412,421	—	—	371,412,421

Total	$371,412,421	$—	$—	$371,412,421

Consolidated SGM Major Markets Fund
Asset Valuation Inputs
Debt Obligations
United States	$17,806,710	$—	$—	$17,806,710

TOTAL DEBT OBLIGATIONS	17,806,710	—	—	17,806,710

Short-Term Investments	51,830,134	12,106,312	—	63,936,446

Total Investments	69,636,844	12,106,312	—	81,743,156

148

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Consolidated SGM Major Markets Fund (continued)
Asset Valuation Inputs (continued)
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$1,814,647	$—	$1,814,647
Futures Contracts
Equity Risk	312,695	51,761	—	364,456
Interest Rate Risk	24,045	—	—	24,045
Physical Commodity Contract Risk	227,122	—	—	227,122
Swap Contracts
Equity Risk	—	138,102	—	138,102

Total	$70,200,706	$14,110,822	$—	$84,311,528

Liability Valuation Inputs
Derivatives^
Forward Currency Contracts
Foreign Currency Risk	$—	$(1,011,405)	$—	$(1,011,405)
Futures Contracts
Equity Risk	(25,371)	(103,496)	—	(128,867)
Interest Rate Risk	(86,024)	—	—	(86,024)
Physical Commodity Contract Risk	(587,056)	—	—	(587,056)
Swap Contacts
Equity Risk	—	(55,161)	—	(55,161)

Total	$(698,451)	$(1,170,062)	$—	$(1,868,513)

Strategic Opportunities Allocation Fund
Asset Valuation Inputs
Common Stocks
Australia	$—	$1,081,406	$—	$1,081,406
Belgium	—	614,995	—	614,995
Brazil	75,467	63,055	—	138,522
Canada	2,068,787	—	—	2,068,787
China	—	803,389	0§	803,389
Denmark	—	903,592	—	903,592
Finland	—	460,695	—	460,695
France	—	1,716,372	—	1,716,372
Germany	—	625,040	—	625,040
Hong Kong	—	167,626	—	167,626
India	—	721,234	—	721,234
Ireland	217,358	—	—	217,358
Israel	306,029	54,213	—	360,242
Italy	—	502,784	—	502,784
Japan	—	3,573,302	—	3,573,302
Mexico	512,080	—	—	512,080
Netherlands	51,554	1,479,276	—	1,530,830
New Zealand	—	39,403	—	39,403
Norway	—	109,700	—	109,700
Poland	—	141,417	—	141,417
Portugal	—	95,555	—	95,555
Russia	—	—	2,737	2,737

149

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total

Strategic Opportunities Allocation Fund (continued)
Asset Valuation Inputs (continued)
Common Stocks (continued)
South Africa	$—	$105,991	$—	$105,991
South Korea	263,424	573,317	—	836,741
Spain	—	1,037,706	—	1,037,706
Sweden	—	414,493	—	414,493
Switzerland	34,410	839,106	—	873,516
Thailand	—	224,294	—	224,294
Turkey	—	266,729	—	266,729
United Kingdom	262,060	1,548,010	—	1,810,070
United States	21,711,946	—	—	21,711,946

TOTAL COMMON STOCKS	25,503,115	18,162,700	2,737	43,668,552

Preferred Stocks
Brazil	186,336	139,330	—	325,666
Germany	—	351,783	—	351,783

TOTAL PREFERRED STOCKS	186,336	491,113	—	677,449

Debt Obligations
United States	8,504,017	—	—	8,504,017

TOTAL DEBT OBLIGATIONS	8,504,017	—	—	8,504,017

Mutual Funds
United States	164,772,795	—	—	164,772,795

TOTAL MUTUAL FUNDS	164,772,795	—	—	164,772,795

Short-Term Investments	575,687	20,000,000	—	20,575,687

Total Investments	199,541,950	38,653,813	2,737	238,198,500

Total	$199,541,950	$38,653,813	$2,737	$238,198,500

Liability Valuation Inputs
Common Stocks
Australia	$—	$(812,037)	$—	$(812,037)
Austria	—	(193,304)	—	(193,304)
Belgium	—	(274,558)	—	(274,558)
Canada	(1,867,107)	—	—	(1,867,107)
Denmark	—	(220,805)	—	(220,805)
Finland	—	(91,126)	—	(91,126)
France	—	(1,062,198)	—	(1,062,198)
Germany	—	(1,240,538)	—	(1,240,538)
Ireland	—	(28,953)	—	(28,953)
Israel	(298,872)	—	—	(298,872)
Italy	(39,082)	(997,588)	—	(1,036,670)
Japan	—	(3,581,835)	—	(3,581,835)
Netherlands	—	(776,125)	—	(776,125)
New Zealand	—	(294,392)	—	(294,392)
Peru	(282,310)	—	—	(282,310)
Singapore	(215,467)	(341,448)	—	(556,915)
Spain	—	(604,962)	—	(604,962)
Sweden	—	(266,183)	—	(266,183)
Switzerland	—	(372,993)	—	(372,993)

150

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Description	Level 1	Level 2	Level 3	Total
Strategic Opportunities Allocation Fund (continued)
Liability Valuation Inputs (continued)
Common Stocks (continued)
United Kingdom	$—	$(1,890,895)	$—	$(1,890,895)
United States	(17,845,547)	—	—	(17,845,547)

TOTAL COMMON STOCKS	(20,548,385)	(13,049,940)	—	(33,598,325)

Preferred Stocks
Germany	—	(281,536)	—	(281,536)

TOTAL PREFERRED STOCKS	—	(281,536)	—	(281,536)

Derivatives^
Swap Contacts
Equity Risk	—	(38,742)	—	(38,742)

Total	$(20,548,385)	$(13,370,218)	$—	$(33,918,603)

The risks referenced in the tables above are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Derivative financial instruments” sections below for a further discussion of risks.

^

In the tables above derivatives are based on market values, rather than the notional amounts of derivatives, except for forward currency contracts which are based on unrealized appreciation/(depreciation). Excludes purchased options, if any, which are included in investments.

§	Represents the interest in securities that were determined to have a value of zero at August 31, 2023.

The underlying funds held at period end are classified above as Level 1. Certain underlying funds invest in securities and/or derivatives which may have been fair valued using methods determined in good faith by or at the direction of the Trustees or which may have been valued using significant unobservable inputs. For a summary of the levels assigned to the underlying funds’ direct securities and derivatives, if any, please refer to the underlying funds’ Notes to Financial Statements which are available on the SEC’s website at www.sec.gov or on GMO’s website at www.gmo.com.

As of August 31, 2023, Alternative Allocation Fund’s Level 3 holdings include investments valued using unadjusted prices supplied by a third-party pricing source (e.g., broker quotes, vendors).

The following is a reconciliation of securities and derivatives, if any, for Funds in which significant unobservable inputs (Level 3) were used in determining value:

	Balances as of February 28, 2023	Purchases/ Closing of Options	Sales/ Writing of Options	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2023
Consolidated Alternative Allocation Fund
Common Stocks
Canada	$ —	$250,284	$ —	$—	$ —	$102,228	$—	$—	$ 352,512	$102,228
China	419,007	79,447	(199,477)	—	(860,362)	561,385	—	—	—	—
United States	15,395	—	—	—	—	—	—	—	15,395	—

151

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Balances as of February 28, 2023	Purchases/ Closing of Options	Sales/ Writing of Options	Accrued Discounts/ Premiums	Total Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balances as of August 31, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of August 31, 2023
Consolidated Alternative Allocation Fund (continued)
Rights/Warrants
United States	$384,887	$—	$—	$—	$—	$78,060	$—	$—	$462,947	$78,060
Investment Funds
United States	2,331,920	—	—	—	—	(30,025)	—	—	2,301,895	(30,025)

Total Investments	$3,151,209	$329,731	$(199,477)	$—	$(860,362)	$711,648	$—	$—	$3,132,749	$150,263

Derivatives
Written Options	(69,960)	—	—	—	69,960	—	—	—	—	—

Total	$3,081,249	$329,731	$(199,477)	$—	$(790,402)	$711,648	$—	$—	$3,132,749	$150,263

The following table summarizes the quantitative inputs used in the valuation of investments classified within Level 3 of the fair value hierarchy for the period ended August 31, 2023.

Quantitative information about Level 3 Fair Value Measurements*

Investment Type	Total Fair Value ($)	Valuation Methodology	Unobservable Inputs	Range (Weighted Average)
Consolidated Alternative Allocation Fund
Common Stock	—	Fair Value	Discount for lack of liquidity/marketability	$0 (N/A)

*

The table does not include Level 3 securities or derivatives that are valued by pricing vendors or brokers. As of August 31, 2023, the value of these securities and/or derivatives for Consolidated Alternative Allocation Fund was $3,132,749. The inputs for these investments are not readily available or cannot be reasonably estimated.

Cash

Cash and foreign currency, if any, in the Statements of Assets and Liabilities consist of cash balances held with the custodian.

Due to/from broker

Due to/from broker in the Statements of Assets and Liabilities includes collateral on swap contracts, futures contracts, option contracts and forward currency contracts, if any, and may include marked-to-market amounts related to foreign currency or cash owed.

Foreign currency translation

The market values of foreign securities, currency holdings and related assets and liabilities are typically translated into U.S. dollars at the close of regular trading on the NYSE, generally at 4:00 pm Eastern time. Income and expenses denominated in foreign currencies are typically translated into U.S. dollars at the close of regular trading on the NYSE. Fluctuations in the value of currency holdings and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains or losses. Realized gains or losses and unrealized appreciation or depreciation on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not separated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Loan assignments and participations

Certain Funds may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties by corporate, governmental or other borrower. Such “loans” may include bank loans, promissory notes, and loan participations, or in the case of suppliers of goods or services, trade claims or other receivables. A loan is

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often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness a Fund has direct recourse against the borrower, it may have to rely on the agent to enforce its rights against the borrower. When investing in a loan participation, (i) a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower and (ii) a Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk both of the party from whom it purchased the loan participation and the borrower and that Fund may have minimal control over the terms of any loan modification. Loan assignments and participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Rights and warrants

The Funds may purchase or otherwise receive warrants or rights. Warrants and rights generally give the holder the right to receive, upon exercise, a security of the issuer at a set price. Funds typically use warrants and rights in a manner similar to their use of purchased options on securities, as described in the section entitled “Options” in Note 4 “Derivative financial instruments”. Risks associated with the use of warrants and rights are generally similar to risks associated with the use of purchased options. However, warrants and rights often do not have standardized terms, and may have longer maturities and may be less liquid than exchange-traded options. In addition, the terms of warrants or rights may limit a Fund’s ability to exercise the warrants or rights at such times and in such quantities as the Fund would otherwise wish. Rights and/or warrants outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Repurchase agreements

The Funds may enter into repurchase agreements with banks and brokers. Under a repurchase agreement a Fund acquires a security for a relatively short period for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Fund, through its custodian, takes possession of securities it acquired under the repurchase agreement. The value of the securities acquired may be less than the amount owed to the Fund by the seller. If the seller in a repurchase agreement transaction defaults or enters into insolvency proceedings and the value of the securities subject to the repurchase agreement is insufficient, the Fund’s recovery of cash from the seller may be delayed and, even if the Fund is able to dispose of the securities, the Fund may incur a loss equal to the difference between the cash it paid and the value of the securities. Repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Fund Name	Counterparty	Value ($)	Value (with associated collateral) ($)	Weighted Average Maturity (days)
Consolidated Alternative Allocation Fund	Daiwa Capital Markets America, Inc.	33,093,988	33,776,877	1.0
Benchmark-Free Fund	Nomura Securities International, Inc.	24,000,000	24,448,713	1.0
Consolidated Implementation Fund	Daiwa Capital Markets America, Inc.	82,035,800	83,728,597	1.0
Strategic Opportunities Allocation Fund	Nomura Securities International, Inc.	20,000,000	20,373,263	1.0

Reverse repurchase agreements

The Funds may enter into reverse repurchase agreements with banks and brokers to enhance return. Under a reverse repurchase agreement a Fund sells portfolio assets subject to an agreement by that Fund to repurchase the same assets at an agreed upon price and date. A Fund can use the proceeds received from entering into a reverse repurchase agreement to make additional investments, which generally causes the Fund’s portfolio to behave as if it were leveraged. If the buyer in a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund may be unable to recover the securities it sold and as a result may realize a loss on the transaction if the securities it sold are worth more than the purchase price it originally received from the buyer. Reverse repurchase agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Inflation-indexed bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation/deflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation/deflation into the principal value of the bond. Many other issuers adjust the coupon accruals for inflation related changes.

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The market price of inflation-indexed bonds normally changes when real interest rates change. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e. stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e. nominal interest rate minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. Coupon payments received by a Fund from inflation-indexed bonds are generally included in the Fund’s gross income for the period in which they accrue. In addition, any increase/decrease in the principal amount of an inflation-indexed bond is generally included in the Fund’s gross income even though principal is not paid until maturity. Inflation-indexed bonds outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Securities lending

The Funds may make secured loans of their portfolio securities amounting to not more than one-third of their total assets. Securities loans are required to be collateralized by cash or securities in an amount equal to the securities loaned (marked to market daily). Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the following business day. Funds participating in securities lending receive compensation for lending their securities and/or net investment income earned on the investment of cash collateral, net of fee rebates paid to the borrower and fees paid to the lending agent. Cash collateral received is generally invested in GMO U.S. Treasury Fund. State Street Bank and Trust Company serves as the Funds’ lending agent.

A Fund that lends its portfolio securities bears the risk of delay in the recovery of loaned securities, including possible impairment of the Fund’s ability to vote the securities, the inability to invest proceeds from the sales of such securities and of loss of rights in the collateral should the borrower fail financially. A Fund also bears the risk that the value of investments made with collateral may decline and bears the risk of total loss with respect to the investment of collateral.

At August 31, 2023, securities on loan at value and collateral from securities on loan are listed below:

Fund Name	Value of securities on loan ($)	Cash collateral ($)	Non-cash collateral ($)*	Total collateral ($)
Consolidated Alternative Allocation Fund	12,634	14,864	—	14,864
Benchmark-Free Fund	19,792,240	20,355,512	3,266,601	23,622,113
Consolidated Implementation Fund	17,015,184	13,395,576	4,962,284	18,357,860

*	Non-cash collateral is comprised of U.S. Treasuries and Agencies. The Fund cannot repledge non-cash collateral; therefore, they are excluded from the Statements of Assets and Liabilities.

In addition, some Funds may loan their portfolio securities through an “enhanced custody” program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales. Under the program, a Fund borrows securities from the custodian and sells short those borrowed securities. The Fund may utilize various ways of collateralizing its obligation to return the borrowed securities, including by pledging securities held in the Fund’s custodial account to the custodian. For its participation in the enhanced custody program, the Fund will pay the custodian a securities borrow fee and a financing charge.

Information regarding the value of the securities loaned and the value of cash collateral at period end is included in the Statements of Assets and Liabilities.

Short sales

Certain Funds may enter into short sales transactions. A short sale is a transaction in which a Fund sells securities it may not own in anticipation of a decline in the fair market value of the securities. Securities sold in short sale transactions and the dividend and/or interest payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities. A Fund is obligated to deliver securities at the trade price at the time the short position is closed. Possible losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. Some Funds may also loan their portfolio securities through an enhanced custody program offered by the Funds’ custodian to facilitate the borrowing of securities for the Funds’ short sales (see Securities lending above). Short sales outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

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Municipal obligations

Municipal obligations are issued by or on behalf of states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia to obtain funds for various public purposes. Municipal notes are generally used to provide for short-term capital needs, such as to finance working capital needs of municipalities or to provide various interim or construction financing, and generally have maturities of one year or less. Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: “general obligation” bonds and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The basic security behind general obligation bonds is the issuer’s pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue bonds have been issued to fund a wide variety of capital projects. The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies also may be used to make principal and interest payments on the issuer’s obligations. Municipal obligations at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Trade claims

Certain Funds may purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings. Trade claims generally include claims of suppliers for goods delivered and not paid, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. Trade claims are illiquid instruments which generally do not pay interest and there can be no guarantee that the debtor will ever be able to satisfy the obligation on the trade claim. Such claims are typically unsecured and may be subordinated to other unsecured obligations of a debtor, and generally are subject to defenses of the debtor with respect to the underlying transaction giving rise to the trade claim. Trade claims outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Taxes and distributions

Each Fund has elected to be treated or intends to elect to be treated and intends to qualify each tax year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Each Fund intends to distribute its net investment income, if any, and its net realized short-term and long-term capital gains, if any, after giving effect to any available capital loss carryforwards for U.S. federal income tax purposes. Therefore, each Fund makes no provision for U.S. federal income or excise taxes.

Alternative Allocation SPC Ltd., Alternative Asset SPC Ltd. and Implementation SPC Ltd. are wholly-owned subsidiaries of Alternative Allocation Fund, SGM Major Markets Fund and Implementation Fund, respectively, and each has elected to be treated as a (non-U.S.) corporation for U.S. federal income tax purposes.

The policy of each Fund is to declare and pay dividends of its net investment income, if any, at least annually, although the Funds are permitted to, and will from time to time, declare and pay dividends of net investment income, if any, more frequently. Each Fund also intends to distribute net realized short-term and long-term capital gains, if any, at least annually. In addition, each Fund may, from time to time at their discretion, make unscheduled distributions in advance of large redemptions by shareholders or as otherwise deemed appropriate by a Fund. Typically, all distributions are reinvested in additional shares of each Fund, at net asset value, unless GMO or its agents receive and process a shareholder election to receive cash distributions. Distributions to shareholders are recorded by each Fund on the ex-dividend date.

Taxes on foreign interest and dividend income are generally withheld in accordance with the applicable country’s tax treaty with the United States. The foreign withholding rates applicable to a Fund’s investments in certain jurisdictions may be higher if a significant portion of the Fund is held by non-U.S. shareholders and/or if certain investments are made by a Fund’s wholly-owned subsidiary. Certain Funds have previously filed for and/or may file for additional tax refunds with respect to certain taxes withheld by certain countries. Generally, the amount of such refunds that a Fund reasonably determines are collectible and free from significant contingencies are reflected in a Fund’s net asset value and are reflected as Dividends from unaffiliated issuers in the Statements of Operations. In certain circumstances, a Fund’s receipt of such refunds may cause the Fund and/or its shareholders to be liable for U.S. federal income taxes, interest charges and related fees.

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As a result of court cases involving several countries across the European Union, certain Funds and/or underlying funds have filed tax reclaims in addition to treaty-based claims, in respect of previously withheld taxes on dividends earned (“EU tax reclaims”). These filings are subject to various administrative proceedings by each local jurisdiction’s tax authority, as well as judicial proceedings. EU tax reclaim and associated interest entitlements that have been recognized, if any, are reflected as Other income in the Statements of Operations. As a result of its entitlements to EU tax reclaims and related interest amounts, a Fund may incur contingent legal fees. Such fees are presented within Legal fees in the Statements of Operations. Related receivables, if any, are reflected as EU tax reclaims receivable in the Statements of Assets and Liabilities. Receivables resulting from EU tax reclaims pursued by liquidated underlying funds, if any, are reflected as Receivable from liquidated underlying funds in the Statements of Assets and Liabilities. Generally, unless GMO believes that recovery amounts are collectible and free from significant contingencies, recoveries will not be reflected in a Fund’s net asset value. EU tax reclaims and related interest entitlements recognized by a Fund, if any, reduce the amount of foreign taxes, if any, that a Fund may elect to pass-through to its shareholders from a U.S. federal tax perspective. In certain circumstances and to the extent that EU tax reclaims recognized by a Fund were previously passed-through as foreign tax credits to its U.S. taxable shareholders, a Fund may enter into a closing agreement with the U.S. Internal Revenue Service. Doing so will enable a Fund to quantify and remit its tax liability related to any recoveries (on behalf of its shareholders).

Each Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based charges imposed by certain countries in which it invests. Transaction-based charges are generally calculated as a percentage of the transaction amount. Taxes related to capital gains realized during the period ended August 31, 2023, if any, are reflected as part of Net realized gain (loss) in the Statements of Operations. Changes in tax liabilities related to capital gain taxes on unrealized investment gains, if any, are reflected as part of Change in net unrealized appreciation (depreciation) in the Statements of Operations.

Foreign taxes paid by each Fund may be treated, to the extent permissible by the Code (and other applicable U.S. federal tax guidance) and if that Fund so elects, as if paid by U.S. shareholders of that Fund.

Income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences that arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will likely reverse at some time in the future.

Distributions in excess of a Fund’s tax basis earnings and profits, if significant, are reported in the Funds’ financial statements as a return of capital.

As of February 28, 2023, certain Funds elected to defer to March 1, 2023, late-year ordinary losses and post-October capital losses. The Funds’ loss deferrals are as follows:

Fund Name	Late-Year Ordinary Loss Deferral ($)	Post-October Capital Losses Deferral ($)
Consolidated Alternative Allocation Fund	—	(1,148,688)
Benchmark-Free Allocation Fund	(5,083,479)	(35,232,984)
Benchmark-Free Fund	—	(14,766,029)
Global Asset Allocation Fund	—	(14,650,740)
Global Developed Equity Allocation Fund	—	(3,432,919)
Global Equity Allocation Fund	—	(93,686,841)
Consolidated Implementation Fund	—	—
International Developed Equity Allocation Fund	(1,435)	—
International Equity Allocation Fund	(2,780)	(1,680,583)
Consolidated SGM Major Markets Fund	—	—
Strategic Opportunities Allocation Fund	—	(6,082,865)

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As of February 28, 2023, certain Funds had capital loss carryforwards available to offset future realized gains, if any, to the extent permitted by the Code. Net capital losses are carried forward without expiration and generally retain their short-term and/or long-term tax character, as applicable. Utilization of the capital loss carryforwards, post-October capital losses, late-year ordinary losses, and losses realized subsequent to February 28, 2023, if any, could be subject to further limitations imposed by the Code related to share ownership activity. The Funds’ capital loss carryforwards are as follows:

Fund Name	Short-Term ($)	Long-Term ($)
Consolidated Alternative Allocation Fund	—	—
Benchmark-Free Allocation Fund	(1,503,482)	(132,989,737)
Benchmark-Free Fund	(86,270,326)	(128,709,072)
Global Asset Allocation Fund	(2,005,315)	(191,297,746)
Global Developed Equity Allocation Fund	—	(68,273,826)
Global Equity Allocation Fund	(1,252,771)	(14,819,261)
Consolidated Implementation Fund	(427,965,003)	(307,957,016)
International Developed Equity Allocation Fund	—	(134,339,489)
International Equity Allocation Fund	(1,541,558)	(118,343,264)
Consolidated SGM Major Markets Fund	—	—
Strategic Opportunities Allocation Fund	—	—

As of August 31, 2023, the approximate total cost, aggregate investment-level gross/net unrealized appreciation (depreciation) in the value of total investments (including total securities sold short, if any), and the net unrealized appreciation (depreciation) of outstanding financial instruments for U.S. federal income tax purposes were as follows:

	Total Investments				Outstanding Financial Instruments
Fund Name	Aggregate Cost ($)	Gross Unrealized Appreciation ($)	Gross Unrealized (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)	Net Unrealized Appreciation (Depreciation) ($)
Consolidated Alternative Allocation Fund	232,650,663	9,817,549	(14,389,968)	(4,572,419)	(1,644,310)
Benchmark-Free Allocation Fund	4,339,550,823	365,454	(219,753,169)	(219,387,715)	—
Benchmark-Free Fund	1,229,326,870	87,882,628	(186,168,035)	(98,285,407)	76,058
Global Asset Allocation Fund	398,928,799	4,649,992	(56,305,774)	(51,655,782)	—
Global Developed Equity Allocation Fund	73,273,882	1,100,085	(1,798,434)	(698,349)	—
Global Equity Allocation Fund	714,929,210	15,479,134	(100,914,795)	(85,435,661)	—
Consolidated Implementation Fund	3,953,740,941	304,791,969	(701,286,805)	(396,494,836)	(1,713,880)
International Developed Equity Allocation Fund	263,906,833	2,698,606	(21,541,312)	(18,842,706)	—
International Equity Allocation Fund	453,061,377	1,372,232	(83,021,188)	(81,648,956)	—
Consolidated SGM Major Markets Fund*	200,831,596	966	(119,089,406)	(119,088,440)	1,059,793
Strategic Opportunities Allocation Fund	210,995,219	16,929,638	(23,606,218)	(6,676,580)	(38,742)

*

$124,725,574, ($117,245,380) and ($117,245,380) of the Fund’s Aggregate Cost ($), Gross Unrealized (Depreciation) ($) and Net Unrealized Appreciation (Depreciation) ($), respectively, relate to the Fund’s wholly-owned subsidiary.

The Funds are subject to authoritative guidance related to the accounting and disclosure of uncertain tax positions under U.S. GAAP. A Fund may recognize an income tax liability related to an uncertain tax position under U.S. GAAP when the uncertain tax position has a less than 50% probability that it would be sustained upon examination by the tax authorities, based on technical merits. United States and non-U.S. tax rules (including the interpretation and application of tax laws) are subject to change. The Funds file tax returns and/or adopt certain tax positions in various jurisdictions. Non-U.S. taxes are provided for based on the Funds’ understanding of the

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prevailing tax rules of the non-U.S. markets in which they invest. Recently enacted tax rules, including interpretations of tax laws and tax legislation/initiatives currently under consideration in various jurisdictions, including the U.S., might affect the way the Funds and their investors are taxed prospectively and/or retroactively. Prior to the expiration of the relevant statutes of limitations, if any, the Funds are subject to examination by U.S. federal, state, local and non-U.S. jurisdictions with respect to the tax returns they have filed and the tax positions they have adopted. The Funds’ U.S. federal income tax returns are generally subject to examination by the Internal Revenue Service for a period of three years after they are filed. State, local and/or non-U.S. tax returns and/or other filings may be subject to examination for different periods, depending upon the tax rules of each applicable jurisdiction. As of August 31, 2023, each Fund has determined that no tax liability is required to be accrued in its financial statements related to uncertain tax positions for any tax years which are subject to examination.

Security transactions and related investment income

Security transactions are accounted for in the financial statements on trade date. For purposes of daily net asset value calculations, the Funds’ policy is that security transactions are generally accounted for on the following business day. GMO may override that policy and a Fund may account for security transactions on trade date if it experiences significant purchases or redemptions or engages in significant portfolio transactions. Dividend income, net of applicable foreign withholding taxes, if any, is recorded on the ex-dividend date or, if later, when a Fund is informed of the ex-dividend date. Income dividends and capital gain distributions from underlying funds, if any, are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and is adjusted for the amortization of premiums and accretion of discounts. Principal on inflation-indexed securities is adjusted for inflation/deflation and any increase or decrease is recorded as interest income or investment loss. Coupon income is not recognized on securities for which collection is not expected. Paydown gains and losses on mortgage-related and other asset-backed securities, if any, are recorded as components of interest income in the Statements of Operations. Non-cash dividends, if any, are recorded at the fair market value of the asset received. In determining the net gain or loss on securities sold, the Funds use the identified cost basis.

During the period ended August 31, 2023, the Funds did not recognize dividends or foreign withholding taxes on local Russian shares, if any, due to restrictions imposed by the Russian government on dividend payments received by foreign shareholders like the Funds. At this time, no assurance can be given regarding the future payment of outstanding dividends by Russian issuers, the time period during which such Russia’s restrictions will remain in place or on the future ability of foreign shareholders to claim or otherwise gain control over or access to dividends paid.

Expenses and class allocations

Most of the expenses of the Trust are directly attributable to an individual Fund. Generally, common expenses are allocated among the Funds based on, among other things, the nature and type of expense and the relative size of the Funds. Investment income, common expenses, purchase premiums and redemption fees, if any, and realized and unrealized gains and losses are allocated among the classes of shares of the Funds, if applicable, based on the relative net assets of each class. Shareholder service fees and supplemental support fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. In addition, the Funds may incur fees and expenses indirectly as a shareholder in the underlying funds. Because the underlying funds have different expense and fee levels and the Funds may own different proportions of the underlying funds at different times, the amount of fees and expenses indirectly incurred by a Fund will vary (see Note 5).

Custodian, Fund Accounting Agent and Transfer Agent

State Street Bank and Trust Company (“State Street”) serves as the Funds’ custodian, fund accounting agent and transfer agent. Cash balances maintained at the custodian and transfer agent are held in a Demand Deposit Account and interest income earned, if any, is shown as interest income in the Statements of Operations.

Purchases and redemptions of Fund shares

Purchase premiums and redemption fees (if applicable) are paid to and retained by a Fund to help offset estimated portfolio transaction costs and other related costs (e.g., bid to ask spreads, stamp duties, and transfer fees) incurred by the Fund (directly or indirectly through investments in underlying funds or a wholly-owned subsidiary) as a result of an investor’s purchase or redemption by allocating estimated transaction costs to the purchasing or redeeming shareholder. Purchase premiums and redemption fees are paid to and retained by a Fund for the benefit of non-transacting shareholders. Purchase premiums are not charged on reinvestments of dividends or other distributions. Redemption fees apply to all shares of a Fund regardless of how the shares were acquired (e.g., by direct purchase or by reinvestment of dividends or other distributions).

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Such fees are recorded as a component of the Funds’ net share transactions. A Fund may impose a new purchase premium and redemption fee or modify existing purchase premium and redemption fees at any time.

If GMO determines that any portion of a cash purchase or redemption, as applicable, is offset by a corresponding cash redemption or purchase occurring on the same day, it ordinarily will waive or reduce the purchase premium or redemption fee with respect to that portion.

GMO also may waive or reduce the purchase premium or redemption fee for a purchase or redemption of a Fund’s shares if the Fund will not incur transaction costs or will incur reduced transaction costs. For example, GMO may reduce the purchase premium to the extent that securities are used to purchase a Fund’s shares (taking into account transaction costs, stamp duties or transfer fees), and GMO may reduce redemption fees to the extent a Fund uses portfolio securities to redeem its shares (taking into account transaction costs, stamp duties or transfer fees).

As of August 31, 2023, none of the Funds charge a purchase premium or redemption fee. Historical information on purchase premiums and redemption fees are provided in the table below.

Benchmark-Free Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
Benchmark-Free Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Global Asset Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.15% of the amount invested or redeemed.
Global Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
Global Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.18% of the amount invested or redeemed.
Implementation Fund	For the period from June 30, 2015 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.
International Developed Equity Allocation Fund	For the period from March 10, 2014 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.08% of the amount invested or redeemed.
International Equity Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.25% of the amount invested or redeemed.
Strategic Opportunities Allocation Fund	For the period from June 30, 2016 to June 30, 2018, the premium on cash purchases and the fee on cash redemptions were each 0.20% of the amount invested or redeemed.

Recently-issued accounting guidance

In June 2022, the Financial Accounting Standards Board (“FASB”) issued a new Accounting Standards Update 2022-03, “Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions” (“ASU 2022-03”). The amendments in ASU 2022-03 apply to all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. The amendments in ASU 2022-03 clarify guidance for fair value measurement of an equity security subject to a contractual sale restriction and establish new disclosure requirements for such equity securities. The amendments in ASU 2022-03 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023 with early adoption permitted. GMO is currently evaluating the impact, if any, of the new disclosure requirements on the financial statements.

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3.	Investment and other risks

The following chart identifies selected risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

Market Risk – Equities	X	X	X	X	X	X	X	X	X	X	X
Management and Operational Risk	X	X	X	X	X	X	X	X	X	X	X
Non-U.S. Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Derivatives and Short Sales Risk	X	X	X	X	X	X	X	X	X	X	X
Currency Risk	X	X	X	X	X	X	X	X	X	X	X
Market Risk – Fixed Income	X	X	X	X	X	X	X	X	X	X	X
Fund of Funds Risk	X	X	X	X	X	X	X	X	X	X	X
Leveraging Risk	X	X	X	X	X	X	X	X	X	X	X
Futures Contracts Risk	X	X	X	X			X			X	X
Credit Risk	X	X	X	X	X	X	X	X	X	X	X
Counterparty Risk	X	X	X	X	X	X	X	X	X	X	X
Smaller Company Risk	X	X	X	X	X	X	X	X	X		X
Illiquidity Risk	X	X	X	X	X	X	X	X	X	X	X
Commodities Risk	X	X	X	X			X			X	X
Market Disruption and Geopolitical Risk	X	X	X	X	X	X	X	X	X	X	X
Focused Investment Risk	X	X	X	X	X	X	X	X	X	X	X
Event-Driven Risk	X	X					X				X
Market Risk – Asset-Backed Securities		X	X	X			X			X	X
Large Shareholder Risk	X	X	X	X	X	X	X	X	X	X	X
Non-Diversified Funds	X	X	X	X	X	X		X	X	X	X

Investing in mutual funds involves many risks. The risks of investing in a particular Fund depend on the types of investments in its portfolio and the investment strategies GMO employs on its behalf. This section does not describe every possible risk of investing in the Funds. Particular Funds could be subject to additional risks because of the types of investments they make and market conditions, which can change over time. Please see the Funds’ prospectus for more information regarding the risks of investing in the Funds.

Funds that invest in other GMO Funds, other investment companies or in a wholly-owned subsidiary (collectively, “Underlying Funds”) are exposed to the risks to which the Underlying Funds in which it invests are exposed, as well as the risk that the Underlying Funds will not perform as expected. Therefore, unless otherwise noted, the selected risks summarized below include both direct and indirect risks, and references in this section to investments made by a Fund include those made both directly and indirectly by the Fund.

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An investment in a Fund is not a bank deposit and, therefore, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

• MARKET RISK — EQUITIES. The market price of an equity in a Fund’s portfolio may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If a Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, a Fund runs the risk that the market price of the equity will not appreciate or will decline. A Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations and interest rates than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

• MANAGEMENT AND OPERATIONAL RISK. A Fund runs the risk that GMO’s investment techniques will fail to produce intended results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. A Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

• NON-U.S. INVESTMENT RISK. The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, non-U.S. securities issuers often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, a Fund is subject to taxation by countries other than the United States, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Funds need a license to invest directly in securities traded in many non-U.S. securities markets, and a Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose a Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. The risks above (such as substantial price fluctuations and market instability, illiquidity and lack of regulation) and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities and often are more volatile than the economies of developed countries.

• DERIVATIVES AND SHORT SALES RISK. The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, leveraging risk, commodities risk and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. A Fund typically creates short investment exposure selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. Specifically, the net asset value of a Fund’s shares will be adversely affected if the equities or other assets that are the subject of a Fund’s short exposures appreciate in value. The risk of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

• CURRENCY RISK. Fluctuations in exchange rates can adversely affect the market value of a Fund’s foreign currency holdings and investments denominated in foreign currencies.

• MARKET RISK – FIXED INCOME. The market price of a fixed income investment can decline due to market-related factors, including rising interest rates or inflation rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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• FUND OF FUNDS RISK. A Fund is indirectly exposed to all of the risks of an investment (if any) in its wholly-owned subsidiary and the underlying funds in which it invests, including the risk that its wholly-owned subsidiary (if any) and those underlying funds will not perform as expected.

• LEVERAGING RISK. The use of derivatives, short sales and securities lending can create leverage. Leverage increases a Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

• FUTURES CONTRACTS RISK. The loss to a Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts increases the volatility of the Fund’s net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and a Fund may be unable when it wishes to effect closing transactions to terminate its exposure under that contract. When a Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund’s investments that are subject to the hedge. In addition, a Fund may be unable to recover or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. futures contracts.

• CREDIT RISK. A Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner or at all. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and are subject to substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses in its effort to be repaid. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its original investment or may be required to accept cash or instruments worth less than its original investment.

• COUNTERPARTY RISK. A Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s margin or collateral or otherwise honor its obligations.

• SMALLER COMPANY RISK. Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

• ILLIQUIDITY RISK. Low trading volume, lack of a market maker, large position size or legal restrictions increase the risk that a Fund or an underlying fund is limited or prevented from selling particular securities or closing derivative positions at desirable prices.

• COMMODITIES RISK. Commodity prices can be extremely volatile, and exposure to commodities can cause the net asset value of a Fund’s shares to decline or fluctuate significantly in a rapid and unpredictable manner.

• MARKET DISRUPTION AND GEOPOLITICAL RISK. Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) often disrupt securities markets and adversely affect the general economy or particular economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

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• FOCUSED INVESTMENT RISK. Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

• EVENT-DRIVEN RISK. If a Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and a Fund may experience losses even if a transaction is consummated.

• MARKET RISK — ASSET BACKED SECURITIES. The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including investor uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by a Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, and creditworthiness of any credit-support provider), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected a Fund to receive when the Fund purchased the asset-backed security.

• LARGE SHAREHOLDER RISK. To the extent that a large number of shares of a Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

• NON-DIVERSIFIED FUNDS. Alternative Allocation Fund is a non-diversified investment company under the 1940 Act and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund was a diversified investment company. In addition, some of the Funds may invest a portion of its assets in shares of underlying funds that are not diversified.

4.	Derivative financial instruments

During the period ended August 31, 2023, only Consolidated Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, Consolidated SGM Major Markets Fund, and Strategic Opportunities Allocation Fund held derivative financial instruments directly. For a listing of derivative financial instruments, if any, held by the underlying funds, please refer to the underlying funds’ Schedule of Investments. The derivative information provided below only pertains to direct investments made by Alternative Allocation Fund, Benchmark-Free Fund, Implementation Fund, SGM Major Markets Fund and Strategic Opportunities Allocation Fund (or their respective wholly-owned subsidiary, if any).

Derivatives are financial contracts whose value depends on, or is derived from, the value of underlying assets, reference rates, or indices that are used to increase, decrease or adjust elements of the investment exposures of a Fund’s portfolio. Derivatives may relate to securities, interest rates, currencies, currency exchange rates, inflation rates, commodities and indices, and include foreign currency contracts, swap contracts, reverse repurchase agreements, and other exchange-traded and OTC contracts.

Consolidated Alternative Allocation Fund may use derivatives in some or all of the ways described below.

Use of Derivatives by Benchmark-Free Fund, Consolidated Implementation Fund and Strategic Opportunities Allocation Fund

The Funds may use derivatives to gain long or short investment exposure to securities, commodities or other assets. For example, a Fund may use derivatives instead of investing directly in equity securities, including using equity derivatives to maintain equity exposure when it holds cash by “equitizing” its cash balances using futures contracts or other types of derivatives. The Funds also may use exchange-traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets and may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

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The Funds may use derivatives such as futures, options, and swap contracts, in an attempt to reduce their investment exposures (which may result in a reduction below zero). A Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Funds may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency. Implementation Fund uses exchange-traded futures and forward contracts as an integral part of its investment program.

The Funds may use derivatives in an attempt to adjust elements of their investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if a Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In adjusting investment exposures, each Fund also may use currency derivatives, seeking currency exposure that is different (in some cases, significantly different) from the currency exposure represented by its portfolio. Each Fund’s foreign currency exposure may differ significantly from the currency exposure represented by its investments.

The Funds may use derivatives to effect transactions intended as substitutes for securities lending.

Each of the Funds is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of their derivative positions, the Funds may have gross investment exposures in excess of their net assets (i.e. the Funds may be leveraged) and therefore are subject to heightened risk of loss. Each Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

Use of Derivatives by Consolidated SGM Major Markets Fund

The Fund may use derivatives to gain long and/or short investment exposure to securities, currencies, commodities, or other assets. In particular, the Fund may use exchange traded futures and forward foreign exchange contracts to gain exposure to a range of global equity, bond, currency, and commodity markets. The Fund also may use currency derivatives (including forward currency contracts, futures contracts, swap contracts and options) to gain exposure to a given currency.

The Fund may use derivatives in an attempt to adjust its investment exposures. For example, the Fund may use credit default swaps to take a short position with respect to the likelihood of default by an issuer. The Fund also may use currency derivatives in an attempt to reduce (which may result in a reduction below zero) some aspect of the currency exposure in its portfolio. For these purposes, the Fund may use an instrument denominated in a different currency that GMO believes is highly correlated with the relevant currency.

The Fund may use derivatives, such as futures, options, and swap contracts, in an attempt to adjust elements of its investment exposures to individual commodities, various securities, sectors, markets, indices and currencies without actually having to sell existing investments or make new direct investments. For example, if the Fund holds a large proportion of a certain type of security or commodity and GMO believes that another security or commodity will outperform such security or commodity, the Fund might use a short futures contract on an appropriate index (to synthetically “sell” a portion of the Fund’s portfolio) in combination with a long futures contract on another index (to synthetically “buy” exposure to that index). Long and short swap contracts and contracts for differences also may be used for these purposes. Derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased. In addition, GMO may alter the interest rate exposure of debt instruments by employing interest rate swaps. Such a strategy is designed to maintain the Fund’s exposure to the credit of an issuer through the debt instrument but adjust the Fund’s interest rate exposure through the swap. With these swaps, the Fund and its counterparties exchange interest rate exposure, such as fixed versus variable rates and shorter duration versus longer duration exposure. In adjusting its investment exposure, the Fund also may use currency derivatives in an attempt to adjust its currency exposure, seeking currency exposure that is different (in some cases, significantly different) from the currencies in which their equities are traded.

The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund will typically have gross investment exposures in excess of its net assets (i.e. the Fund will be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

***

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Certain derivatives transactions that may be used by the Funds, including certain interest rate swaps and certain credit default index swaps, are required to be transacted through a central clearing organization. The Funds hold cleared derivatives transactions, if any, through clearing members, who are members of derivatives clearing houses. Certain other derivatives, including futures and certain options, are transacted on exchanges. The Funds hold exchange-traded derivatives through clearing brokers that are typically members of the exchanges. In contrast to bilateral derivatives transactions, following a period of advance notice to the Fund, clearing brokers generally can require termination of existing cleared or exchange-traded derivatives transactions at any time and increases in margin above the margin that it required at the beginning of a transaction. Clearing houses and exchanges also have broad rights to increase margin requirements for existing transactions and to terminate transactions. Any such increase or termination could interfere with the ability of a Fund to pursue its investment strategy. Also, a Fund is subject to execution risk if it enters into a derivatives transaction that is required to be cleared (or that GMO expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. In that case, the transaction might have to be terminated, and the Fund could lose some or all of the benefit of any increase in the value of the transaction after the time of the transaction.

The use of derivatives involves risks that are in addition to, and potentially greater than, the risks associated with investing directly in securities and other more traditional assets. See “Investment and other risks” above for further information.

For Funds that held derivatives during the period ended August 31, 2023, the following table shows how the Fund used these derivatives (marked with an X):

Type of Derivative and Objective for Use	Consolidated Alternative Allocation Fund	Benchmark- Free Fund	Consolidated Implementation Fund	Consolidated SGM Major Markets Fund	Strategic Opportunities Allocation Fund
Forward currency contracts
Adjust currency exchange rate risk				X
Adjust exposure to foreign currencies	X	X	X	X
Manage against anticipated currency exchange rate changes	X		X
Futures contracts
Adjust exposure to certain securities markets	X	X	X	X
Adjust interest rate exposure	X			X
Maintain the diversity and liquidity of the portfolio	X	X	X	X
Substitute for direct investment				X
Options (Purchased)
Adjust exposure to foreign currencies		X	X
Substitute for direct equity investment	X		X
Options (Written)
Adjust exposure to foreign currencies		X
Substitute for direct equity investment	X		X
Swap contracts
Achieve exposure to a reference entity’s credit	X		X
Adjust exposure to certain markets				X
Adjust interest rate exposure	X	X	X	X
Substitute for direct investment in securities	X	X	X		X

Forward currency contracts

The Funds may enter into forward currency contracts, including forward cross currency contracts. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date (or to pay or receive the amount of the change in relative values of the two currencies). The market price of a forward currency contract fluctuates with changes in forward currency

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exchange rates. The value of each of the Fund’s forward currency contracts is marked-to-market daily using rates supplied by a quotation service and changes in value are recorded by each Fund as unrealized gains or losses. Realized gains or losses on the contracts are equal to the difference between the value of the contract at the time it was opened and the value at the time it was settled.

These contracts involve market risk in excess of the unrealized gain or loss. Forward currency contracts expose a Fund to the market risk of unfavorable movements in currency values and the risk that the counterparty will be unable or unwilling to meet the terms of the contracts. Most forward currency contracts are collateralized. Forward currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Futures contracts

The Funds may purchase and sell futures contracts. A futures contract is a contract that obligates the holder to buy or sell an asset at a predetermined delivery price at a specified time in the future. Some futures contracts are net (cash) settled. Upon entering into a futures contract, a Fund is required to deposit cash, U.S. government and agency obligations or other liquid assets with the futures clearing broker in accordance with the initial margin requirements of the broker or exchange. Futures contracts are generally valued at the settlement price established at the close of business each day by the board of trade or exchange on which they are traded (and if the futures are traded outside the U.S. and the market for such futures is closed prior to the close of the NYSE due to time zone differences, the values will be adjusted, to the extent practicable and available, based on inputs from an independent pricing service approved by the Trustees to reflect estimated valuation changes through the NYSE close). The value of each of the Fund’s futures contracts is marked-to-market daily and an appropriate payable or receivable for the change in value (“variation margin”) is recorded by each Fund. The payable or receivable is settled on the following business day. Gains or losses are recognized but not accounted for as realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin as recorded in the Statements of Assets and Liabilities. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, thereby effectively preventing liquidation of unfavorable positions. Futures contracts expose the Funds to the risk that they may not be able to enter into a closing transaction due to an illiquid market. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

Options

The Funds may purchase call and put options. A call option gives the holder the right to buy an asset; a put option gives the holder the right to sell an asset. “Quanto” options are cash-settled options in which the underlying asset (often an index) is denominated in a currency other than the currency in which the option is settled. By purchasing options a Fund alters its exposure to the underlying asset by, in the case of a call option, entitling it to purchase the underlying asset at a set price from the writer of the option and, in the case of a put option, entitling it to sell the underlying asset at a set price to the writer of the option. A Fund pays a premium for a purchased option. That premium, if any, which is disclosed in the Schedule of Investments, is subsequently reflected in the marked-to-market value of the option. The potential loss associated with purchasing put and call options is limited to the premium paid. Purchased option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

The Funds may write (i.e. sell) call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they may invest. Writing options alters a Fund’s exposure to the underlying asset by, in the case of a call option, obligating that Fund to sell the underlying asset at a set price to the option-holder and, in the case of a put option, obligating that Fund to purchase the underlying asset at a set price from the option-holder. In some cases (e.g., index options), settlement will be in cash, based on a formula price. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and is subsequently included in the marked-to-market value of the option. As a writer of an option, a Fund has no control over whether it will be required to sell (call) or purchase (put) the underlying asset and as a result bears the risk of an unfavorable change in the price of the asset underlying the option. In the event that a Fund writes call options without an offsetting exposure (e.g., call options on an asset that the Fund does not own), it bears an unlimited risk of loss if the price of the underlying asset increases during the term of the option. OTC options expose a Fund to the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. Written option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

When an option contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an

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addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction in the cost of investments purchased. Gains and losses from the expiration or closing of written option contracts are separately disclosed in the Statements of Operations.

In a credit linked option contract, one party makes payments to another party in exchange for the option to exercise a contract where the buyer has the right to receive a specified return if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities and a specified decrease in the value of the related collateral occurs. A writer of a credit linked option receives periodic payments in return for its obligation to pay an agreed-upon value to the other party if they exercise their option in the case of a credit event. If no credit event occurs, the seller has no payment obligation and will keep the premiums received.

Swap contracts

The Funds may directly or indirectly use various swap contracts, including, without limitation, swaps on securities and securities indices, total return swaps, interest rate swaps, basis swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, municipal swaps, dividend swaps, volatility swaps, correlation swaps and other types of available swaps. A swap contract is an agreement to exchange the return generated by one asset for the return generated by another asset. Some swap contracts are net settled. When entering into a swap contract and during the term of the transaction, a Fund and/or the swap counterparty may post or receive cash or securities as collateral.

Initial upfront payments received or made upon entering into a swap contract are included in the fair market value of the swap. The Funds do not amortize upfront payments. Net periodic payments made or received to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors) are recorded as realized gains or losses in the Statements of Operations. A liquidation payment received or made at the termination of the swap contract is recorded as realized gain or loss in the Statements of Operations. The periodic frequency of payments received may differ from periodic payment frequencies made and their frequencies could be monthly, quarterly, semiannually, annually or at maturity.

Interest rate swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive interest (e.g., an exchange of floating rate interest payments for fixed rate interest payments with respect to the notional amount of principal). Basis swaps are interest rate swaps that involve the exchange of two floating interest rate payments and may involve the exchange of two different currencies.

Inflation swaps involve the exchange of a floating rate linked to an index for a fixed rate interest payment with respect to a notional amount or principal.

Total return swap contracts involve a commitment by one party to pay interest to the other party in exchange for a payment to it from the other party based on the return of a reference asset (e.g., a security, basket of securities, or futures contract), both based on notional amounts. To the extent the return of the reference asset exceeds or falls short of the interest payments, one party is entitled to receive a payment from or obligated to make a payment to the other party.

In a credit default swap contract, one party makes payments to another party in exchange for the right to receive a specified return (or to put a security) if a credit event (e.g., default or similar event) occurs with respect to a reference entity or entities. A seller of credit default protection receives periodic payments in return for its obligation to pay the principal amount of a debt security (or other agreed-upon value) to the other party upon the occurrence of a credit event. If no credit event occurs, the seller has no payment obligations so long as there is no early termination.

For credit default swap contracts on asset-backed securities, a credit event may be triggered by various occurrences, which may include an issuer’s failure to pay interest or principal on a reference security, a breach of a material representation or covenant, an agreement by the holders of an asset-backed security to a maturity extension, or a write-down on the collateral underlying the security. For credit default swap contracts on corporate or sovereign issuers, a credit event may be triggered by such occurrences as the issuer’s bankruptcy, failure to pay interest or principal, repudiation/moratorium and/or restructuring.

Correlation swaps involve receiving a stream of payments based on the actual average correlation between or among the price movements of two or more underlying variables over a period of time, in exchange for making a regular stream of payments based on a fixed “strike” correlation level (or vice versa), where both payment streams are based on a notional amount. The underlying variables may include, without limitation, commodity prices, exchange rates, interest rates and stock indices.

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Variance swap contracts involve an agreement by two parties to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price chosen is generally fixed at a level such that the fair value of the swap is zero. As a result, no money changes hands at the initiation of the contract. At the expiration date, the amount payable by one party to the other is the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. A receiver of the realized price variance would be entitled to receive a payment when the realized price variance of the underlying asset is greater than the strike price and would be obligated to make a payment when that variance is less than the strike price. A payer of the realized price variance would be obligated to make a payment when the realized price variance of the underlying asset is greater than the strike price and would be entitled to receive a payment when that variance is less than the strike price. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

Forward starting dividend swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in a dividend index point. A Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the relevant dividend index point based on a notional amount. For example, if a Fund took a long position on a dividend index swap, the Fund would receive payments if the relevant index point increased in value and would be obligated to pay if that index point decreased in value.

Future swap contracts involve an exchange by the parties of their respective commitments to pay or rights to receive the changes in an index. The Fund gains exposure by either paying or receiving an amount in respect of an increase or decrease in the change of the index based on a notional amount. For example, if the Fund took a long position on a future swap, the Fund would receive payments if the relevant index increased in value and would be obligated to pay if that index decreased in value.

Generally, the Funds price their OTC swap contracts daily using industry standard models that may incorporate quotations from market makers or pricing vendors and record the change in value, if any, as unrealized gain or loss in the Statements of Operations. Gains or losses are realized upon the termination of the swap contracts or reset dates, as appropriate. Cleared swap contracts are valued using the quote (which may be based on a model) published by the relevant clearing house. If an updated quote for a cleared swap contract is not available by the time that a Fund calculates its net asset value on any business day, then that swap contract will generally be valued using an industry standard model, which may differ from the model used by the relevant clearing house.

The values assigned to swap contracts may differ significantly from the values realized upon termination, and the differences could be material. Entering into swap contracts involves counterparty credit, legal, and documentation risk that is generally not reflected in the value assigned to the swap contract. Such risks include the possibility that the counterparty defaults on its obligations to perform or disagrees as to the meaning of contractual terms, that a Fund has amounts on deposit in excess of amounts owed by that Fund, or that any collateral the other party posts is insufficient or not timely received by a Fund. Credit risk is particularly acute in economic environments in which financial services firms are exposed to systemic risks of the type evidenced by the insolvency of Lehman Brothers in 2008 and subsequent market disruptions. Swap contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Schedule of Investments.

* * *

As provided by U.S. GAAP, the table below is based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. Changes to market values of reference asset(s) will tend to have a greater impact on the Funds (with correspondingly greater risk) the greater the notional amount. For further information on notional amounts, see the Schedule of Investments.

The following is a summary of the valuations of derivative instruments categorized by risk exposure.

The Effect of Derivative Instruments on the Statements of Assets and Liabilities as of August 31, 2023 and the Statements of Operations for the period ended August 31, 2023^:

The risks referenced in the tables below are not intended to be inclusive of all risks. Please see the “Investment and other risks” and “Portfolio valuation” sections for a further discussion of risks.

168

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	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Consolidated Alternative Allocation Fund
Asset Derivatives
Investments, at value (purchased options)	$42,753	$—	$—	$—	$—	$42,753
Unrealized Appreciation on Forward Currency Contracts	—	—	—	1,808,637	—	1,808,637
Unrealized Appreciation on Futures Contracts¤	—	1,185,466	214,277	—	23,905	1,423,648
Swap Contracts, at value¤	2,908,949	—	68,803	—	946,243	3,923,995

Total	$2,951,702	$1,185,466	$283,080	$1,808,637	$970,148	$7,199,033

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,789,441)	$—	$(1,789,441)
Unrealized Depreciation on Futures Contracts¤	—	(1,702,236)	(578,994)	—	(293,540)	(2,574,770)
Written Options, at value	(159,687)	—	(366,447)	—	—	(526,134)
Swap Contracts, at value¤	(2,783,358)	—	(103,321)	—	(807,751)	(3,694,430)

Total	$(2,943,045)	$(1,702,236)	$(1,048,762)	$(1,789,441)	$(1,101,291)	$(8,584,775)

Net Realized Gain (Loss) on
Investments (purchased options)	$189,417	$—	$—	$—	$—	$189,417
Futures Contracts	—	24,231	(3,905,876)	—	1,295,733	(2,585,912)
Written Options	85,929	—	396,776	—	—	482,705
Swap Contracts	(138,252)	—	(92,540)	—	556,184	325,392
Forward Currency Contracts	—	—	—	3,446,728	—	3,446,728

Total	$137,094	$24,231	$(3,601,640)	$3,446,728	$1,851,917	$1,858,330

Change in Net Appreciation (Depreciation) on
Investments (purchased options)	$(67,562)	$—	$—	$—	$—	$(67,562)
Futures Contracts	—	(579,195)	(205,440)	—	(400,304)	(1,184,939)
Written Options	212,908	—	397,586	—	—	610,494
Swap Contracts	(118,960)	—	(317,551)	—	(262,495)	(699,006)
Forward Currency Contracts	—	—	—	(453,234)	—	(453,234)

Total	$26,386	$(579,195)	$(125,405)	$(453,234)	$(662,799)	$(1,794,247)

Benchmark-Free Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$101,845	$—	$101,845
Unrealized Appreciation on Futures Contracts¤	—	—	—	—	432,568	432,568

Total	$—	$—	$—	$101,845	$432,568	$534,413

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(228,678)	$—	$(228,678)
Swap Contracts, at value¤	—	—	(229,677)	—	—	(229,677)

Total	$—	$—	$(229,677)	$(228,678)	$—	$(458,355)

Net Realized Gain (Loss) on
Futures Contracts	$—	$—	$—	$—	$(2,850,560)	$(2,850,560)
Swap Contracts	—	—	(207,954)	—	(152,073)	(360,027)
Forward Currency Contracts	—	—	—	12,388	—	12,388

Total	$—	$—	$(207,954)	$12,388	$(3,002,633)	$(3,198,199)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$—	$—	$—	$432,568	$432,568
Swap Contracts	—	—	(959,966)	—	56,329	(903,637)
Forward Currency Contracts	—	—	—	(12,722)	—	(12,722)

Total	$—	$—	$(959,966)	$(12,722)	$488,897	$(483,791)

169

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August 31, 2023 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Consolidated Implementation Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$8,421,115	$—	$8,421,115
Unrealized Appreciation on Futures Contracts¤	—	6,465,014	1,144,079	—	943,756	8,552,849
Swap Contracts, at value¤	—	—	547,141	—	7,716,411	8,263,552

Total	$—	$6,465,014	$1,691,220	$8,421,115	$8,660,167	$25,237,516

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(10,629,305)	$—	$(10,629,305)
Unrealized Depreciation on Futures Contracts¤	—	(9,245,251)	(2,479,219)	—	(45,545)	(11,770,015)
Written Options, at value	—	—	(953,038)	—	—	(953,038)
Swap Contracts, at value¤	—	—	(1,113,756)	—	(7,219,514)	(8,333,270)

Total	$—	$(9,245,251)	$(4,546,013)	$(10,629,305)	$(7,265,059)	$(31,685,628)

Net Realized Gain (Loss) on
Futures Contracts	$—	$6,046	$(17,961,319)	$—	$(8,432,828)	$(26,388,101)
Written Options	—	—	(951,317)	—	—	(951,317)
Swap Contracts	(731,267)	—	(961,904)	—	(385,159)	(2,078,330)
Forward Currency Contracts	—	—	—	11,304,559	—	11,304,559

Total	$(731,267)	$6,046	$(19,874,540)	$11,304,559	$(8,817,987)	$(18,113,189)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(3,064,103)	$(715,482)	$—	$306,808	$(3,472,777)
Written Options	—	—	48,881	—	—	48,881
Swap Contracts	691,158	—	(3,501,416)	—	1,099,285	(1,710,973)
Forward Currency Contracts	—	—	—	(1,427,267)	—	(1,427,267)

Total	$691,158	$(3,064,103)	$(4,168,017)	$(1,427,267)	$1,406,093	$(6,562,136)

Consolidated SGM Major Markets Fund
Asset Derivatives
Unrealized Appreciation on Forward Currency Contracts	$—	$—	$—	$1,814,647	$—	$1,814,647
Unrealized Appreciation on Futures Contracts¤	—	227,122	364,456	—	24,045	615,623
Swap Contracts, at value¤	—	—	138,102	—	—	138,102

Total	$—	$227,122	$502,558	$1,814,647	$24,045	$2,568,372

Liability Derivatives
Unrealized Depreciation on Forward Currency Contracts	$—	$—	$—	$(1,011,405)	$—	$(1,011,405)
Unrealized Depreciation on Futures Contracts¤	—	(587,056)	(128,867)	—	(86,024)	(801,947)
Swap Contracts, at value¤	—	—	(55,161)	—	—	(55,161)

Total	$—	$(587,056)	$(184,028)	$(1,011,405)	$(86,024)	$(1,868,513)

Net Realized Gain (Loss) on
Futures Contracts	$—	$477,633	$(4,646,122)	$—	$430,854	$(3,737,635)
Swap Contracts	—	—	(603,787)	—	—	(603,787)
Forward Currency Contracts	—	—	—	1,569,671	—	1,569,671

Total	$—	$477,633	$(5,249,909)	$1,569,671	$430,854	$(2,771,751)

Change in Net Appreciation (Depreciation) on
Futures Contracts	$—	$(482,458)	$469,895	$—	$(329,797)	$(342,360)
Swap Contracts	—	—	(305,735)	—	—	(305,735)
Forward Currency Contracts	—	—	—	802,243	—	802,243

Total	$—	$(482,458)	$164,160	$802,243	$(329,797)	$154,148

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August 31, 2023 (Unaudited)

	Credit Contracts	Commodity Contracts	Equity Contracts	Foreign Currency Contracts	Interest Rate Contracts	Total

Strategic Opportunities Allocation Fund
Liability Derivatives
Swap Contracts, at value¤	$—	$—	$(38,742)	$—	$—	$(38,742)

Total	$—	$—	$(38,742)	$—	$—	$(38,742)

Net Realized Gain (Loss) on
Swap Contracts	$—	$—	$(22,549)	$—	$—	$(22,549)

Total	$—	$—	$(22,549)	$—	$—	$(22,549)

Change in Net Appreciation (Depreciation) on
Swap Contracts	$—	$—	$(138,005)	$—	$—	$(138,005)

Total	$—	$—	$(138,005)	$—	$—	$(138,005)

^

Because the Funds recognize changes in value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these tables.

¤

The table includes cumulative unrealized appreciation/depreciation of futures and value of cleared swap contracts, if any, as reported in the Schedule of Investments. Period end variation margin on open futures and cleared swap contracts, if any, is reported within the Statements of Assets and Liabilities.

Certain Funds are party to International Swaps and Derivatives Association, Inc. Master Agreements, Global Master Repurchase Agreements, Master Securities Loan Agreements or other similar types of agreements (collectively, “Master Agreements”) that generally govern the terms of OTC derivative transactions, repurchase agreements, reverse repurchase agreements and securities loans. The Master Agreements may include collateral posting terms and set-off provisions that apply in the event of a default and/or termination event. Upon the occurrence of such an event, including the bankruptcy or insolvency of the counterparty, the Master Agreements may permit the non-defaulting party to calculate a single net payment to close out applicable transactions. However, there is no guarantee that the terms of a Master Agreement will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset. Additionally, the set-off and netting provisions of a Master Agreement may not extend to the obligations of the counterparty’s affiliates or across varying types of transactions. Because no such event has occurred, the Funds do not presently have a legally enforceable right of set-off and these amounts have not been offset in the Statements of Assets and Liabilities, but have been presented separately in the table below. Termination events may also include a decline in the net assets of a Fund below a certain level over a specified period of time and may entitle a counterparty to elect an early termination of all the transactions under the Master Agreement with that counterparty. Such an election by one or more of the counterparties could have a material adverse impact on a Fund’s operations. An estimate of the aggregate net payment, if any, that may need to be paid by a Fund (or may be received by a Fund) in such an event is represented by the Net Amounts in the tables below. For more information about other uncertainties and risks, see “Investments and other risks” above.

For financial reporting purposes, in the Statements of Assets and Liabilities any cash collateral that has been pledged to cover obligations of the Funds is reported as Due from broker and any cash collateral received from the counterparty is reported as Due to broker. Any non-cash collateral pledged by the Funds is noted in the Schedules of Investments. The tables below show the potential effect of netting arrangements made available by the Master Agreements on the financial position of the Funds. For financial reporting purposes, the Funds’ Statements of Assets and Liabilities generally show derivative assets and derivative liabilities (regardless of whether they are subject to netting arrangements) on a gross basis, which reflects the full risks and exposures of the Fund prior to netting. See Note 2 for information on repurchase agreements, reverse repurchase agreements and securities loans held by the Funds at August 31, 2023, if any.

The tables above present the Funds’ derivative assets and liabilities by type of financial instrument. The following tables present the Funds’ OTC and/or exchange-traded derivative assets and liabilities by counterparty net of amounts that may be available for offset under the Master Agreements by the terms of the agreement and net of the related collateral received or pledged by the Funds as of August 31, 2023:

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Consolidated Alternative Allocation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets

Bank of America, N.A.	$1,147	$—	$(1,147)	$—

Barclays Bank PLC	417,888	—	(376,310)	41,578

Citibank N.A.	561,614	(499,000)	(55,648)	6,966

Citigroup Global Markets Inc.	390,166	—	(390,166)	—

Deutsche Bank AG	13,121	—	(13,121)	—

Goldman Sachs International	224,139	(52,445)	(171,694)	—	*

JPMorgan Chase Bank, N.A.	1,936,266	(1,479,766)	(456,500)	—	*

Merrill Lynch Capital Services, Inc.	560,588	(124,657)	(435,931)	—	*

Morgan Stanley & Co. International PLC	383,550	(13,379)	(370,171)	—	*

State Street Bank and Trust Company	370,528	(242,617)	(127,911)	—	*

UBS AG	64,687	—	(64,687)	—

Total	$4,923,694	$(2,411,864)	$(2,463,286)	$48,544

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Bank of America, N.A.	$(11,798)	$—	$1,147	$(10,651)

Barclays Bank PLC	(376,310)	—	376,310	—

Citibank N.A.	(55,648)	—	55,648	—

Citigroup Global Markets Inc.	(397,732)	7,566	390,166	— *

Deutsche Bank AG	(31,939)	—	13,121	(18,818)

Goldman Sachs International	(171,694)	—	171,694	—

JPMorgan Chase Bank, N.A.	(456,500)	—	456,500	—

Merrill Lynch Capital Services, Inc.	(435,931)	—	435,931	—

Morgan Stanley & Co. International PLC	(370,171)	—	370,171	—

Morgan Stanley & Co. LLC	(366,447)	366,447	—	— *

Morgan Stanley Capital Services LLC	(57,585)	—	—	(57,585)

State Street Bank and Trust Company	(127,911)	—	127,911	—

UBS AG	(557,467)	492,780	64,687	— *

Total	$(3,417,133)	$866,793	$2,463,286	$(87,054)

Benchmark-Free Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets

Barclays Bank PLC	$1,515	$—	$(1,515)	$—

Citibank N.A.	6,720	—	—	6,720

JPMorgan Chase Bank, N.A.	223	—	(223)	—

Morgan Stanley & Co. International PLC	11,254	(764)	(10,490)	—	*

State Street Bank and Trust Company	82,133	—	(10,652)	71,481

Total	$101,845	$(764)	$(22,880)	$78,201

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Benchmark-Free Fund (Continued)

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Barclays Bank PLC	$(6,072)	$4,557	$1,515	$—	*

Goldman Sachs International	(11,823)	—	—	(11,823)

JPMorgan Chase Bank, N.A.	(71,586)	—	223	(71,363)

Morgan Stanley & Co. International PLC	(10,490)	—	10,490	—

Morgan Stanley Capital Services LLC	(225,771)	225,771	—	—	*

State Street Bank and Trust Company	(10,652)	—	10,652	—

UBS AG	(121,961)	—	—	(121,961)

Total	$(458,355)	$230,328	$22,880	$(205,147)

Consolidated Implementation Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets

Bank of America, N.A.	$2,369	$—	$(2,369)	$—

Barclays Bank PLC	2,227,153	(384,922)	(1,842,231)	—	*

Citibank N.A.	784,490	(747,253)	(37,237)	—	*

Deutsche Bank AG	62,785	—	(62,785)	—

Goldman Sachs International	248,734	—	(248,734)	—

JPMorgan Chase Bank, N.A.	2,108,952	—	(1,836,318)	272,634

Morgan Stanley & Co. International PLC	572,887	—	(572,887)	—

State Street Bank and Trust Company	2,485,220	(788,690)	(723,493)	973,037

UBS AG	475,666	—	(475,666)	—

Total	$8,968,256	$(1,920,865)	$(5,801,720)	$1,245,671

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Bank of America, N.A.	$(53,329)	$50,960	$2,369	$—	*

Barclays Bank PLC	(1,842,231)	—	1,842,231	—

Citibank N.A.	(37,237)	—	37,237	—

Deutsche Bank AG	(170,064)	—	62,785	(107,279)

Goldman Sachs International	(371,832)	—	248,734	(123,098)

JPMorgan Chase Bank, N.A.	(1,836,318)	—	1,836,318	—

Morgan Stanley & Co. International PLC	(1,941,728)	1,099,719	572,887	(269,122)

Morgan Stanley & Co. LLC	(953,038)	953,038	—	—	*

Morgan Stanley Capital Services LLC	(830,380)	830,380	—	—	*

State Street Bank and Trust Company	(723,493)	—	723,493	—

UBS AG	(3,936,449)	3,460,783	475,666	—	*

Total	$(12,696,099)	$6,394,880	$5,801,720	$(499,499)

173

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August 31, 2023 (Unaudited)

Consolidated SGM Major Markets Fund

Counterparty	Gross Derivative Assets Subject to Master Agreements	Collateral Received	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Assets

Barclays Bank PLC	$493,800	$(157,413)	$(336,387)	$— *

Brown Brothers Harriman & Co.	125,751	—	—	125,751

Deutsche Bank AG	6,773	—	(6,773)	—

JPMorgan Chase Bank, N.A.	524,793	(334,382)	(186,421)	3,990

Morgan Stanley & Co. International PLC	169,639	(10,000)	(102,209)	57,430

State Street Bank and Trust Company	487,117	(187,568)	(258,014)	41,535

UBS AG	144,876	—	(55,161)	89,715

Total	$1,952,749	$(689,363)	$(944,965)	$318,421

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Bank of America, N.A.	$(88,274)	$—	$—	$(88,274)

Barclays Bank PLC	(336,387)	—	336,387	—

Citibank N.A.	(2,830)	—	—	(2,830)

Deutsche Bank AG	(37,270)	—	6,773	(30,497)

JPMorgan Chase Bank, N.A.	(186,421)	—	186,421	—

Morgan Stanley & Co. International PLC	(102,209)	—	102,209	—

State Street Bank and Trust Company	(258,014)	—	258,014	—

UBS AG	(55,161)	—	55,161	—

Total	$(1,066,566)	$—	$944,965	$(121,601)

Strategic Opportunities Allocation Fund

Counterparty	Gross Derivative Liabilities Subject to Master Agreement	Collateral Pledged	Derivative Assets/Liabilities Available for Offset	Net Amount of Derivative Liabilities

Goldman Sachs International	$(2,088)	$—	$—	$(2,088)

Morgan Stanley Capital Services LLC	(36,654)	36,654	—	— *

Total	$(38,742)	$36,654	$—	$(2,088)

*	The actual collateral received and/or pledged is more than the amount shown.

The average derivative activity of notional amounts (forward currency contracts, futures contracts and swap contracts) and principal amounts or number of contracts (options) outstanding, based on absolute values, at each month-end, was as follows for the period ended August 31, 2023:

Fund Name	Forward Currency Contracts ($)	Futures Contracts ($)	Options (Principal)	Options (Contracts)	Swap Contracts ($)
Consolidated Alternative Allocation Fund	179,724,021	162,720,845	124,327,530	2,352	369,398,137
Benchmark-Free Fund	53,424,380	45,252,435	2,233,333	—	119,660,237
Consolidated Implementation Fund	1,100,015,250	749,351,688	26,225,000	8,139	1,957,293,108
Consolidated SGM Major Markets Fund	119,826,650	165,808,023	—	—	35,249,330
Strategic Opportunities Allocation Fund	—	—	—	—	2,704,423

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5.	Fees and other transactions with affiliates

GMO receives a management fee for the services it provides to certain Funds. Management fees are paid monthly at the annual rate equal to the percentage of each Fund’s average daily net assets set forth in the table below:

	Alternative Allocation Fund	Benchmark- Free Allocation Fund	Benchmark- Free Fund	Global Asset Allocation Fund	Global Developed Equity Allocation Fund	Global Equity Allocation Fund	Implementation Fund	International Developed Equity Allocation Fund	International Equity Allocation Fund	SGM Major Markets Fund	Strategic Opportunities Allocation Fund

Management Fee	0.73%	0.65%	—	—	—	—	—	—	—	0.85%	—

In addition, each class of shares of certain Funds pays GMO directly or indirectly a shareholder service or supplemental support fee. Shareholder service fees are paid to GMO for providing client services and reporting, such as performance information, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports, and assistance in maintaining and correcting client-related information. Class MF shares of Benchmark-Free Allocation Fund are subject to a supplemental support fee payable to GMO for providing supplemental support services to Class MF shareholders and their investment advisers. Those supplemental support services include, without limitation, (i) providing and presenting (a) educational and explanatory information about the Fund and its asset allocation strategy as requested or directed by an investor or its investment adviser; (b) similar educational and explanatory information about the strategies of the GMO Funds in which the Fund invests; (c) information for inclusion in the quarterly or other periodic reports of the investor; (ii) responding to information requests relating to oversight functions of the investor’s board of directors in areas including pricing, compliance, and taxation; (iii) providing access to and setting up meetings with GMO’s Chief Investment Strategist and Head of GMO’s Asset Allocation Team and other investment professionals of GMO; (iv) assisting with inquiries from an investor’s investment adviser; and (v) providing such other assistance as may be requested from time to time by an investor or its agent, so long as that assistance is not primarily intended to result in the sale of Fund shares.

Shareholder service and/or supplemental support fees are paid monthly at the annual rate equal to the percentage of each applicable Class’s average daily net assets set forth in the table below:

Fund Name	Class II	Class III	Class IV	Class V	Class VI	Class MF	Class R6	Class I
Alternative Allocation Fund	0.22%*	0.15%*	0.105%*	0.085%*	0.055%		0.22%	0.22%
Benchmark-Free Allocation Fund		0.15%	0.10%			0.10%	0.15%	0.15%
SGM Major Markets Fund		0.15%	0.10%*		0.055%		0.15%*	0.15%

*	Class is offered but has no shareholders as of August 31, 2023.

For certain Funds, GMO does not charge the Fund a management fee or shareholder service fee, but it receives management and/or shareholder service fees from the underlying funds in which the Fund invests. Because those fees vary from fund to fund, the levels of indirect net expenses set forth below are affected by GMO’s asset allocation decisions.

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For each Fund, other than Alternative Allocation Fund, GMO has contractually agreed to reimburse the Fund for its “Specified Operating Expenses” (as defined below). For Implementation Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.01% of the Funds’ average daily net assets. For SGM Major Markets Fund, GMO has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceed 0.02% of the Funds’ average daily net assets.

Subject to the exclusions noted below, “Specified Operating Expenses” means: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Funds by or at the direction of GMO, organizational and start-up expenses, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. In the case of Benchmark-Free Fund, “Specified Operating Expenses” does not include the Fund’s direct custody expenses attributable to its holdings of emerging market securities.

For Alternative Allocation Fund, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed the following amounts for each class of shares, in each case representing the average daily net assets for the indicated class of shares: 0.99% for Class II shares; 0.92% for Class III shares; 0.875% for Class IV shares; 0.855% for Class V shares; 0.825% for Class VI shares; 0.99% for Class R6 shares; and 0.99% for Class I shares (each, an “Expense Cap”). Fees and expenses of the “non-interested” Trustees and legal counsel to the “non-interested” Trustees, investment-related costs (such as brokerage commissions, interest, and acquired fund fees and expenses), payments out of assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries, taxes, litigation and indemnification expenses, judgments, and other extraordinary or non-recurring expenses not incurred in the ordinary course of the Fund’s business (collectively, “Excluded Expenses”), are excluded from the Expense Cap. GMO is permitted to recover from the Fund, on a class-by-class basis, expenses it has borne or reimbursed pursuant to an Expense Cap (whether through reduction of its fees or otherwise) to the extent that the Fund’s total annual fund operating expenses (excluding Excluded Expenses) later fall below that Expense Cap set forth above or any lower expense limit in effect when GMO seeks to recover the expenses. The Fund, however, is not obligated to pay any such amount more than three years after GMO bore or reimbursed an expense. Any such recovery will not cause the Fund to exceed the Expense Caps set forth above or any lower expense limits as is in effect at the time GMO seeks to recover expenses.

For the period ended August 31, 2023, GMO did not recoup any previously recorded waivers and/or reimbursements.

On August 31, 2023, the waivers and/or reimbursements subject to possible future recoupment are as follows:

	Expiring the year ending February 29, 2024	Expiring the year ending February 28, 2025	Expiring the year ending February 28, 2026	Expiring the year ending February 28, 2027
Alternative Allocation Fund, Class VI	$136,191	$245,810	$214,691	$69,206
Alternative Allocation Fund, Class R6	$235	$185	$41	$7
Alternative Allocation Fund, Class I	$145,615	$264,576	$466,588	$204,260

For each Fund, other than Benchmark-Free Allocation Fund, that pays GMO a management fee and shareholder service fee, GMO has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. Management fees and shareholder service fees will not be waived below zero.

For Benchmark-Free Allocation Fund, GMO has contractually agreed to waive or reduce the Fund’s management, shareholder service, and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust. In addition, GMO has contractually agreed to reduce the rate of the supplemental support fees charged to the Fund’s Class MF shares based on the net assets attributable to Class MF shares as of the last business day of the preceding month

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based on the following schedule: 0.10% on the first $6 billion of net assets, 0.05% on the next $2 billion, 0.03% on the next $2 billion, and 0.01% thereafter; provided, however, that the effective rate charged at any time will not be reduced to less than 0.06% of Class MF’s average daily net assets. The rate will be calculated before giving effect to any reduction or waiver. This reduction will continue through at least June 30, 2024, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent that amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries from Class I assets exceed 0.10% of such Fund’s average daily net assets attributable to Class I assets.

These contractual waivers and reimbursements will continue through at least June 30, 2024 for each Fund unless the Funds’ Board of Trustees authorizes their modification or termination or reduces the fee rates paid to GMO under the Fund’s management contract or servicing and supplemental support agreement.

Sub-Transfer Agent/Recordkeeping Payments

Class II, III, IV, V, VI, MF and R6 shares are not subject to payments to third parties for sub-transfer agent/recordkeeping and other administrative services. GMO may, on a case-by-case basis, make payments for sub-transfer agent, recordkeeping and other administrative services provided by financial intermediaries for the benefit of shareholders of these classes. Any such payments are made by GMO out of its own resources and are not an additional charge to a Fund or the holders of Class II, III, IV, V, VI, MF or Class R6 shares. These payments may create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

Class I shares are subject to payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of holders of Class I shares through an account maintained by a third-party platform or intermediary. These services are not primarily intended to result in the sale of Fund shares but instead to provide ongoing services with respect to holders of Class I shares through a third-party platform or intermediary. Because payments for sub-transfer agency, recordkeeping and other administrative services are paid out of a Fund’s Class I assets on an ongoing basis, over time they will increase the cost of an investment in Class I shares. In addition, GMO may, on a case-by-case basis, make payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries with respect to shareholders of Class I shares. Any such payments will be made by GMO out of its own resources and will not be an additional charge to a Fund or the holders of Class I shares. Any such payments will create a conflict of interest by influencing a financial intermediary to recommend a Fund over another investment.

The Funds’ portion of the fees paid by the Trust to the Trust’s independent Trustees and their legal counsel and any agents unaffiliated with GMO during the period ended August 31, 2023 is shown in the table below and is included in the Statements of Operations.

Fund Name	Independent Trustees and their legal counsel ($)
Consolidated Alternative Allocation Fund	5,423
Benchmark-Free Allocation Fund	122,658
Benchmark-Free Fund	33,384
Global Asset Allocation Fund	9,865
Global Developed Equity Allocation Fund	1,967
Global Equity Allocation Fund	22,525
Consolidated Implementation Fund	106,194
International Developed Equity Allocation Fund	6,341
International Equity Allocation Fund	12,136
Consolidated SGM Major Markets Fund	4,007
Strategic Opportunities Allocation Fund	5,563

177

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Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Certain Funds incur fees and expenses indirectly as a shareholder in the underlying funds. For the period ended August 31, 2023, the Funds below had annualized indirect fees and expenses greater than 0.01% of the Fund’s average daily net assets.

Fund Name	Total Indirect Expenses
Consolidated Alternative Allocation Fund	0.021%
Benchmark-Free Allocation Fund	0.509%*
Benchmark-Free Fund	0.109%
Global Asset Allocation Fund	0.678%*
Global Developed Equity Allocation Fund	0.529%
Global Equity Allocation Fund	0.565%
International Developed Equity Allocation Fund	0.620%
International Equity Allocation Fund	0.671%
Strategic Opportunities Allocation Fund	0.412%

*	Includes indirect interest and dividend expense on reverse repurchase agreements and short sales, respectively, and borrowing costs for investments sold short.

The Funds are permitted to purchase or sell securities from or to other GMO Trust funds under specified conditions outlined in procedures adopted by the Trustees. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another GMO Trust fund complies with rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effectuated at the current market price. During the period ended August 31, 2023, the Funds did not engage in these transactions.

6.	Purchases and sales of securities

Cost of purchases and proceeds from sales of securities, excluding short-term investments and including GMO U.S. Treasury Fund, if applicable, for the period ended August 31, 2023 are noted in the table below:

	Purchases ($)	Purchases ($)	Sales ($)	Sales ($)

Fund Name	U.S. Government Securities	Investments (Non-U.S. Government Securities)	U.S. Government Securities	Investments (Non-U.S. Government Securities)
Consolidated Alternative Allocation Fund	229,011,497	133,294,871	178,190,708	114,038,694
Benchmark-Free Allocation Fund	—	268,431,127	—	670,235,604
Benchmark-Free Fund	131,087,127	523,259,339	147,997,120	539,249,095
Global Asset Allocation Fund	—	29,507,266	—	34,093,665
Global Developed Equity Allocation Fund	—	8,330,297	—	7,160,000
Global Equity Allocation Fund	—	85,331,589	—	80,510,000
Consolidated Implementation Fund	633,149,876	1,900,549,610	634,040,099	1,750,507,009
International Developed Equity Allocation Fund	—	49,059,237	—	43,288,480
International Equity Allocation Fund	—	56,676,353	—	195,940,544
Consolidated SGM Major Markets Fund	45,301,091	—	127,471,664	—
Strategic Opportunities Allocation Fund	—	69,395,483	51,000	59,657,051

7.	Guarantees

In the normal course of business the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, GMO is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

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August 31, 2023 (Unaudited)

8.	Principal shareholders as of August 31, 2023

Fund Name	Number of shareholders that held more than 10% of the outstanding shares of the Fund	Percentage of outstanding shares of the Fund held by those shareholders owning greater than 10% of the outstanding shares of the Fund
Alternative Allocation Fund	3‡	88.11%
Benchmark-Free Allocation Fund	1	24.84%
Benchmark-Free Fund	3	43.84%
Global Asset Allocation Fund	1	21.87%
Global Developed Equity Allocation Fund	2	99.81%
Global Equity Allocation Fund	3	63.59%
Implementation Fund	1‡	100.00%
International Developed Equity Allocation Fund	2	95.87%
International Equity Allocation Fund	3	84.91%
SGM Major Markets Fund	2‡	88.13%
Strategic Opportunities Allocation Fund	3	85.29%

‡	One of the shareholders is another fund of the Trust.

9.	Share transactions

The Declaration of Trust permits each Fund to issue an unlimited number of shares of beneficial interest (without par value). Transactions in the Funds’ shares were as follows:

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Consolidated Alternative Allocation Fund

Class VI:

Shares sold	14,469	$260,000	248,004	$4,519,995

Shares issued to shareholders in reinvestment of distributions	—	—	32,535	566,438

Shares repurchased	(61,422)	(1,136,668)	(4,855,485)	(86,707,512)

Net increase (decrease)	(46,953)	$(876,668)	(4,574,946)	$(81,621,079)

Class R6:

Shares sold	42	$772	296	$5,338

Shares issued to shareholders in reinvestment of distributions	—	—	14	239

Shares repurchased	—	—	(1,299)	(22,947)

Net increase (decrease)	42	$772	(989)	$(17,370)

Class I:

Shares sold	410,355	$7,466,682	2,656,932	$47,445,755

Shares issued to shareholders in reinvestment of distributions	—	—	40,690	704,752

Shares repurchased	(649,699)	(11,753,419)	(2,957,606)	(52,585,684)

Net increase (decrease)	(239,344)	$(4,286,737)	(259,984)	$(4,435,177)

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August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Benchmark-Free Allocation Fund

Class III:

Shares sold	1,388,654	$35,328,001	6,170,726	$153,112,114

Shares issued to shareholders in reinvestment of distributions	154,405	3,982,112	1,700,038	41,055,923

Shares repurchased	(10,165,869)	(257,359,553)	(13,268,957)	(323,224,193)

Net increase (decrease)	(8,622,810)	$(218,049,440)	(5,398,193)	$(129,056,156)

Class IV:

Shares sold	678,059	$17,111,775	6,932,185	$170,895,298

Shares issued to shareholders in reinvestment of distributions	84,271	2,173,361	1,108,221	26,763,533

Shares repurchased	(3,977,621)	(99,434,026)	(14,851,062)	(366,844,337)

Net increase (decrease)	(3,215,291)	$(80,148,890)	(6,810,656)	$(169,185,506)

Class MF:

Shares sold	197,654	$4,915,150	2,625,655	$65,056,569

Shares issued to shareholders in reinvestment of distributions	122,459	3,160,669	1,413,113	34,154,940

Shares repurchased	(3,902,383)	(98,114,302)	(14,268,897)	(347,835,107)

Net increase (decrease)	(3,582,270)	$(90,038,483)	(10,230,129)	$(248,623,598)

Class R6:

Shares sold	920,191	$23,198,791	3,970,400	$97,481,607

Shares issued to shareholders in reinvestment of distributions	33,628	866,589	348,177	8,401,511

Shares repurchased	(1,264,006)	(32,374,799)	(3,693,731)	(89,437,851)

Net increase (decrease)	(310,187)	$(8,309,419)	624,846	$16,445,267

Class I:

Shares sold	705,625	$17,800,814	4,738,564	$116,465,587

Shares issued to shareholders in reinvestment of distributions	24,144	621,955	304,924	7,357,817

Shares repurchased	(1,840,084)	(45,901,238)	(6,742,198)	(163,274,941)

Net increase (decrease)	(1,110,315)	$(27,478,469)	(1,698,710)	$(39,451,537)

Benchmark-Free Fund

Class III:

Shares sold	1,537,985	$27,330,001	1,484,656	$24,689,894

Shares issued to shareholders in reinvestment of distributions	449,207	8,332,792	3,920,225	67,377,050

Shares repurchased	(7,276,818)	(131,419,545)	(26,235,497)	(470,868,019)

Net increase (decrease)	(5,289,626)	$(95,756,752)	(20,830,616)	$(378,801,075)

Global Asset Allocation Fund

Class III:

Shares sold	5,253	$160,982	473,497	$14,575,090

Shares issued to shareholders in reinvestment of distributions	62,496	1,971,733	357,538	10,298,498

Shares repurchased	(252,519)	(7,802,580)	(8,400,721)	(259,575,083)

Net increase (decrease)	(184,770)	$(5,669,865)	(7,569,686)	$(234,701,495)

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Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Global Asset Allocation Fund (continued)

Class R6:

Shares sold	7,968	$244,837	64,764	$1,982,932

Shares issued to shareholders in reinvestment of distributions	1,881	59,307	11,108	319,734

Shares repurchased	(37,721)	(1,147,989)	(188,328)	(5,666,318)

Net increase (decrease)	(27,872)	$(843,845)	(112,456)	$(3,363,652)

Class I:

Shares sold	18,461	$559,464	466,367	$13,525,172

Shares issued to shareholders in reinvestment of distributions	2,726	85,992	18,361	528,965

Shares repurchased	(45,794)	(1,418,785)	(420,725)	(12,679,758)

Net increase (decrease)	(24,607)	$(773,329)	64,003	$1,374,379

Global Developed Equity Allocation Fund

Class III:

Shares issued to shareholders in reinvestment of distributions	41,756	$984,595	259,677	$5,190,290

Shares repurchased	(407)	(8,972)	(739,254)	(15,371,367)

Net increase (decrease)	41,349	$975,623	(479,577)	$(10,181,077)

Global Equity Allocation Fund

Class III:

Shares sold	133,746	$3,345,000	1,532,903	$37,757,925

Shares issued to shareholders in reinvestment of distributions	166,756	4,447,374	3,990,115	92,127,935

Shares repurchased	(741,648)	(18,636,574)	(37,940,588)	(937,379,548)

Net increase (decrease)	(441,146)	$(10,844,200)	(32,417,570)	$(807,493,688)

Class R6:

Shares sold	10,436	$265,845	1,173,061	$29,466,929

Shares issued to shareholders in reinvestment of distributions	12,543	334,383	19,127	441,589

Shares repurchased	(6,829)	(172,130)	(44,928)	(1,113,582)

Net increase (decrease)	16,150	$428,098	1,147,260	$28,794,936

Class I:

Shares sold	10,973	$276,337	170,599	$4,396,674

Shares issued to shareholders in reinvestment of distributions	1,744	46,469	16,381	377,718

Shares repurchased	(14,035)	(362,599)	(75,618)	(1,802,725)

Net increase (decrease)	(1,318)	$(39,793)	111,362	$2,971,667

Consolidated Implementation Fund

Core Class:

Shares sold	17,585,846	$218,600,384	27,254,347	$330,599,610

Shares issued to shareholders in reinvestment of distributions	2,449,631	31,134,806	11,299,681	132,069,652

Shares repurchased	(36,100,431)	(449,695,604)	(107,765,470)	(1,293,197,003)

Net increase (decrease)	(16,064,954)	$(199,960,414)	(69,211,442)	$(830,527,741)

181

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	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

International Developed Equity Allocation Fund

Class III:

Shares sold	339,260	$5,373,622	2,054,507	$30,234,734

Shares issued to shareholders in reinvestment of distributions	5,927	98,207	368,396	5,246,314

Shares repurchased	(159,599)	(2,496,991)	(1,541,811)	(23,674,258)

Net increase (decrease)	185,588	$2,974,838	881,092	$11,806,790

Class R6:

Shares sold	23,568	$366,819	28,805	$427,463

Shares issued to shareholders in reinvestment of distributions	335	5,545	22,740	323,823

Shares repurchased	(71,837)	(1,138,350)	(26,596)	(382,957)

Net increase (decrease)	(47,934)	$(765,986)	24,949	$368,329

International Equity Allocation Fund

Class III:

Shares sold	223,053	$5,950,721	1,109,511	$28,343,983

Shares issued to shareholders in reinvestment of distributions	44,996	1,236,049	513,528	12,524,610

Shares repurchased	(5,569,538)	(145,643,928)	(5,222,926)	(144,440,511)

Net increase (decrease)	(5,301,489)	$(138,457,158)	(3,599,887)	$(103,571,918)

Class R6:

Shares sold	53,966	$1,429,762	318,017	$8,752,419

Shares issued to shareholders in reinvestment of distributions	64,858	1,780,998	414,604	10,107,910

Shares repurchased	(244,595)	(6,353,014)	(898,761)	(22,014,901)

Net increase (decrease)	(125,771)	$(3,142,254)	(166,140)	$(3,154,572)

Consolidated SGM Major Markets Fund

Class III:

Shares sold	1	$15	207,587	$5,795,420

Shares issued to shareholders in reinvestment of distributions	3,262	75,812	1,124	29,625

Shares repurchased	(44,038)	(1,120,748)	(1,210,226)	(33,150,649)

Net increase (decrease)	(40,775)	$(1,044,921)	(1,001,515)	$(27,325,604)

Class VI:

Shares sold	—	$—	597	$16,927

Shares issued to shareholders in reinvestment of distributions	872,457	20,162,474	475,727	12,534,788

Shares repurchased	(3,820,223)	(88,853,197)	(3,289,239)	(89,638,909)

Net increase (decrease)	(2,947,766)	$(68,690,723)	(2,812,915)	$(77,087,194)

Class I:

Shares sold	2,012	$50,469	101,479	$2,869,440

Shares issued to shareholders in reinvestment of distributions	27,951	648,179	39,730	1,043,505

Shares repurchased	(38,240)	(980,383)	(684,304)	(18,390,403)

Net increase (decrease)	(8,277)	$(281,735)	(543,095)	$(14,477,458)

182

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Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

	Six Months Ended August 31, 2023 (Unaudited)		Year Ended February 28, 2023

	Shares	Amount	Shares	Amount

Strategic Opportunities Allocation Fund

Class III:

Shares sold	849,872	$13,275,000	1,043,303	$16,819,874

Shares issued to shareholders in reinvestment of distributions	41,862	685,278	819,400	12,262,878

Shares repurchased	(490,737)	(7,739,474)	(2,895,646)	(47,123,159)

Net increase (decrease)	400,997	$6,220,804	(1,032,943)	$(18,040,407)

10.	Investments in affiliated companies and other Funds of the Trust

An affiliated company for the purposes of this disclosure is a company in which a Fund has or had direct ownership of at least 5% of the issuer’s voting securities or an investment in other funds of GMO Trust. A summary of the Funds’ transactions involving companies that are or were affiliates during the period ended August 31, 2023 is set forth below:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Consolidated Alternative Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,754,599	$—	$499,999	$83,688	$—	$15,851	$302,310	$5,572,761

Benchmark-Free Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$225,439,211	$1,639,311	$52,000,000	$1,639,310	$—	$(27,062,491)	$35,766,910	$183,782,941
GMO High Yield Fund, Class VI	90,670,017	—	48,000,000	—	—	(1,273,700)	4,094,978	45,491,295
GMO Implementation Fund	3,734,452,836	249,716,012	449,695,604	31,134,806	—	(39,668,631)	154,707,583	3,649,512,196
GMO Opportunistic Income Fund, Class VI	263,438,935	2,272,126	60,540,000	2,272,126	—	(5,662,995)	9,833,450	209,341,516
GMO SGM Major Markets Fund, Class VI	88,586,880	14,803,678	60,000,000	4,505,766	10,297,913	(21,890,805)	6,680,294	28,180,047

Totals	$4,402,587,879	$268,431,127	$670,235,604	$39,552,008	$10,297,913	$(95,558,622)	$211,083,215	$4,116,307,995

Benchmark-Free Fund
GMO Emerging Country Debt Fund, Class VI	$83,120,284	$521,025	$28,000,000	$521,025	$—	$(15,378,662)	$18,149,453	$58,412,100
GMO High Yield Fund, Class VI	63,734,779	—	36,500,000	—	—	(1,404,118)	2,884,090	28,714,751
GMO Opportunistic Income Fund, Class VI	68,635,629	—	—	766,669	—	—	1,224,619	69,860,248
GMO Resources Fund, Class VI	41,081,249	1,129,241	—	337,900	791,341	—	(2,387,096)	39,823,394
GMO SGM Major Markets Fund, Class VI	29,075,472	4,858,777	28,185,243	1,478,856	3,379,921	(9,315,205)	3,566,199	—
GMO U.S. Treasury Fund	1,230,461	80,758,060	61,731,781	—	—	19,909	—	20,276,649

Totals	$286,877,874	$87,267,103	$154,417,024	$3,104,450	$4,171,262	$(26,078,076)	$23,437,265	$217,087,142

183

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Asset Allocation Fund
GMO Alternative Allocation Fund, Class VI	$48,411,511	$260,000	$1,055,000	$—	$—	$(83,080)	$840,436	$48,373,867
GMO Asset Allocation Bond Fund, Class VI	20,113,672	437,420	480,000	437,420	—	(34,764)	(313,287)	19,723,041
GMO Emerging Country Debt Fund, Class VI	10,468,900	98,939	—	98,939	—	—	524,183	11,092,022
GMO Emerging Markets ex-China Fund, Class VI	23,354,081	334,164	805,919	334,164	—	(311,895)	1,556,457	24,126,888
GMO Emerging Markets Fund, Class VI	25,997,689	331,360	—	331,360	—	—	453,502	26,782,551
GMO High Yield Fund, Class VI	6,868,538	—	7,135,397	—	—	(9,519)	276,378	—
GMO International Equity Fund, Class IV	61,754,726	826,158	19,877,916	826,157	—	(1,689,876)	4,110,546	45,123,638
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	24,177,833	264,818	42,436	—	16,488	705,241	24,634,744
GMO-Usonian Japan Value Creation Fund, Class VI	13,795,046	172,526	904,782	172,526	—	(80,819)	1,373,740	14,355,711
GMO Multi-Sector Fixed Income Fund, Class IV	40,659,884	—	410,000	—	—	(107,832)	773,719	40,915,771
GMO Opportunistic Income Fund, Class VI	10,403,498	109,309	630,000	109,310	—	(54,420)	242,808	10,071,195
GMO Quality Cyclicals Fund, Class VI	10,368,785	559,963	385,582	76,534	483,429	45,618	(2,263)	10,586,521
GMO Quality Fund, Class VI	9,574,699	21,496	673,165	21,497	—	82,470	1,694,271	10,699,771
GMO Small Cap Quality Fund, Class VI	10,654,800	349,980	836,437	6,643	343,339	137,094	1,121,779	11,427,216
GMO U.S. Equity Fund, Class VI	16,671,178	1,000,409	372,957	48,122	952,285	(67,328)	509,138	17,740,440
GMO U.S. Opportunistic Value Fund, Class VI	23,008,064	453,210	—	97,548	355,662	—	288,695	23,749,969
GMO U.S. Small Cap Value Fund, Class VI	7,061,808	22,965	61,692	22,964	—	(33,126)	178,478	7,168,433
GMO U.S. Treasury Fund	8,036	351,534	200,000	1,417	—	19	(3)	159,586

Totals	$339,174,915	$29,507,266	$34,093,665	$2,627,037	$2,134,715	$(2,190,970)	$14,333,818	$346,731,364

Global Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$5,208,340	$75,743	$—	$75,743	$—	$—	$272,819	$5,556,902
GMO International Equity Fund, Class IV	26,045,425	393,658	6,600,000	393,658	—	718,966	377,275	20,935,324
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	6,913,730	—	13,729	—	—	238,280	7,152,010
GMO-Usonian Japan Value Creation Fund, Class VI	2,653,243	34,113	—	34,113	—	—	248,570	2,935,926

184

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*		Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Global Developed Equity Allocation Fund (continued)
GMO Quality Cyclicals Fund, Class VI	$3,852,762	$211,000	$210,000	$28,839		$182,161	$22,796	$(7,113)	$3,869,445
GMO Quality Fund, Class VI	9,468,743	21,879	100,000	21,879		—	24,066	1,736,622	11,151,310
GMO Small Cap Quality Fund, Class VI	3,836,577	130,614	250,000	2,479		128,134	41,090	414,393	4,172,674
GMO U.S. Equity Fund, Class VI	4,067,439	245,886	—	11,828		234,058	—	105,913	4,419,238
GMO U.S. Opportunistic Value Fund, Class VI	10,040,826	262,782	—	42,570		155,213	—	126,501	10,430,109
GMO U.S. Small Cap Value Fund, Class VI	1,811,524	40,892	—	5,891		—	—	36,416	1,888,832

Totals	$66,984,879	$8,330,297	$7,160,000	$630,729		$699,566	$806,918	$3,549,676	$72,511,770

Global Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$57,572,405	$2,847,735	$572,000	$857,735		$—	$(274,084)	$3,353,461	$62,927,517
GMO Emerging Markets Fund, Class VI	66,864,262	5,513,801	630,000	902,170		—	(352,221)	1,523,186	72,919,028
GMO International Equity Fund, Class IV	193,720,044	3,757,246	66,471,000	2,700,826		—	(7,334,344)	15,074,467	138,746,413
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	61,305,323	535,000	120,785		—	23,829	2,071,879	62,866,031
GMO-Usonian Japan Value Creation Fund, Class VI	23,544,917	647,893	743,000	297,893		—	(120,317)	2,308,489	25,637,982
GMO Quality Cyclicals Fund, Class VI	28,770,184	1,951,098	—	218,001		1,377,009	—	89,895	30,811,177
GMO Quality Fund, Class VI	71,537,500	1,488,300	9,341,000	158,300		—	549,413	12,417,901	76,652,114
GMO Small Cap Quality Fund, Class VI	29,750,989	1,341,749	1,235,000	19,430		1,004,271	220,084	3,396,980	33,474,802
GMO U.S. Equity Fund, Class VI	29,699,442	2,050,632	693,000	86,615		1,714,017	(159,548)	937,183	31,834,709
GMO U.S. Opportunistic Value Fund, Class VI	70,821,461	3,128,843	190,000	307,595		1,121,501	7,044	935,906	74,703,254
GMO U.S. Small Cap Value Fund, Class VI	17,102,735	1,298,969	100,000	59,784		—	(10,980)	429,207	18,719,931

Totals	$589,383,939	$85,331,589	$80,510,000	$5,729,134		$5,216,798	$(7,451,124)	$42,538,554	$629,292,958

Consolidated Implementation Fund
GMO U.S. Treasury Fund	$1,119,668	$164,201,064	$152,129,681	$—	**	$—	$38,947	$503	$13,230,501

International Developed Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$18,016,158	$842,090	$325,226	$263,771		$—	$(132,199)	$1,096,921	$19,497,744
GMO International Equity Fund, Class IV	199,942,022	5,139,021	42,841,000	3,291,589		—	(2,760,066)	11,810,839	171,290,816

185

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

International Developed Equity Allocation Fund (continued)
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	$—	$42,961,459	$18,000	$70,726	$—	$81	$1,168,713	$44,112,253
GMO-Usonian Japan Value Creation Fund, Class VI	9,172,729	116,667	104,254	116,667	—	(13,291)	869,051	10,040,902

Totals	$227,130,909	$49,059,237	$43,288,480	$3,742,753	$—	$(2,905,475)	$14,945,524	$244,941,715

International Equity Allocation Fund
GMO Emerging Markets ex-China Fund, Class VI	$39,608,956	$638,566	$12,502,776	$413,217	$—	$(3,084,655)	$4,878,752	$29,538,843
GMO Emerging Markets Fund, Class VI	140,917,055	4,713,299	39,538,735	1,366,460	—	(6,364,750)	9,186,084	108,912,953
GMO International Equity Fund, Class IV	291,592,810	6,378,268	136,185,726	3,304,637	—	10,922,215	257,446	172,965,013
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	44,242,765	968,821	82,765	—	41,968	1,372,232	44,688,144
GMO-Usonian Japan Value Creation Fund, Class VI	19,689,572	703,455	6,744,486	179,483	—	(349,856)	1,765,526	15,064,211

Totals	$491,808,393	$56,676,353	$195,940,544	$5,346,562	$—	$1,164,922	$17,460,040	$371,169,164

Strategic Opportunities Allocation Fund
GMO Emerging Country Debt Fund, Class VI	$6,386,651	$1,019,331	$—	$69,332	$—	$—	$366,787	$7,772,769
GMO Emerging Markets ex-China Fund, Class VI	16,871,485	245,357	1,000,000	245,357	—	(353,180)	1,286,995	17,050,657
GMO Emerging Markets Fund, Class VI	16,668,100	212,447	—	212,447	—	—	290,757	17,171,304
GMO High Yield Fund, Class VI	—	5,000,000	5,105,758	—	—	105,758	—	—
GMO International Equity Fund, Class IV	24,591,450	5,546,229	1,530,000	440,470	—	97,188	995,706	29,700,573
GMO International Opportunistic Value Fund (formerly GMO Tax-Managed International Equities Fund), Class III	—	17,242,935	1,000,000	42,935	—	73,171	734,628	17,050,734
GMO-Usonian Japan Value Creation Fund, Class VI	10,075,534	113,576	1,300,000	113,576	—	75,821	809,920	9,774,851
GMO Multi-Sector Fixed Income Fund, Class IV	10,765,156	8,200,000	—	—	—	—	136,984	19,102,140
GMO Quality Fund, Class VI	7,408,770	14,641	1,200,000	14,640	—	154,494	1,151,815	7,529,720
GMO Small Cap Quality Fund, Class VI	7,332,851	249,642	—	4,739	244,903	—	887,260	8,469,753
GMO U.S. Equity Fund, Class VI	9,770,751	590,664	—	28,413	562,252	—	254,422	10,615,837

186

GMO Trust Funds

Notes to Financial Statements — (Continued)

August 31, 2023 (Unaudited)

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income*	Distributions of Realized Gains*	Net Realized Gain (Loss)	Net Increase/ Decrease in Unrealized Appreciation/ Depreciation	Value, end of period

Strategic Opportunities Allocation Fund (continued)
GMO U.S. Opportunistic Value Fund, Class VI	$16,800,764	$330,939	$—	$71,230	$259,709	$—	$210,809	$17,342,512
GMO U.S. Treasury Fund	4,095,276	10,090,421	11,000,000	90,421	—	(23,929)	30,177	3,191,945

Totals	$130,766,788	$48,856,182	$22,135,758	$1,333,560	$1,066,864	$129,323	$7,156,260	$164,772,795

*

The table above includes estimated sources of all distributions paid by the underlying funds during the period March 1, 2023 through August 31, 2023. The actual tax characterization of distributions paid by the underlying funds will be determined at the end of the fiscal year ending February 29, 2024.

**

Excludes income from investment of cash collateral from securities lending in GMO U.S. Treasury Fund. Income (net of fee rebates paid to the borrower and fees paid to the lending agent) from investment of cash collateral from securities lending in GMO U.S. Treasury Fund was $53,466 and $123,817 in Benchmark-Free Fund and Consolidated Implementation Fund, respectively, during the period.

11.	Subsequent events

The Board of Trustees of GMO Trust approved the termination of GMO SGM Major Markets Fund and the Fund liquidated on October 10, 2023.

187

GMO Trust Funds

Board Review of Investment Management Agreements

August 31, 2023 (Unaudited)

GMO Alternative Allocation Fund

Approval of renewal of management agreement for GMO Alternative Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

188

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Allocation Fund

Approval of renewal of management agreement for GMO Benchmark-Free Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing and supplemental support fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds. The Trustees noted in particular that, while the Fund may invest in other GMO funds (“underlying GMO funds”) that pay management fees, GMO offsets against the fees it receives from the Fund the management fees, shareholder servicing fees and most other expenses borne by those underlying GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

189

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Benchmark-Free Fund

Approval of renewal of management agreement for GMO Benchmark-Free Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

190

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Asset Allocation Fund

Approval of renewal of management agreement for GMO Global Asset Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

191

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Developed Equity Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In

192

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Global Equity Allocation Fund

Approval of renewal of management agreement for GMO Global Equity Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting

193

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Implementation Fund

Approval of renewal of management agreement for GMO Implementation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

194

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees considered the fact that the Fund does not pay GMO any fees.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Developed Equity Allocation Fund

Approval of renewal of management agreement for GMO International Developed Equity Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

195

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees reviewed information comparing the management fees indirectly borne by the Fund as a result of its investing in other GMO funds to the fees shown on GMO’s fee schedule for its separately managed account with an investment strategy similar to that of the Fund. The Trustees noted the differences in the services provided by GMO to the Fund and to that other account, as well as the enterprise, regulatory, and other risks borne by GMO in managing the Fund as compared to the risks borne by GMO in managing that other account. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

196

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO International Equity Allocation Fund

Approval of renewal of management agreement for GMO International Equity Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

197

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO SGM Major Markets Fund

Approval of renewal of management agreement for GMO SGM Major Markets Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of a composite of accounts with similar objectives managed by GMO and the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

The Trustees also considered the fees payable to GMO under the Fund’s management and shareholder servicing and supplemental support agreements. The Trustees reviewed information comparing the management fee payable by the Fund to the management fees of non-GMO funds in a peer group selected by a third-party data service. The Trustees also considered the shareholder servicing fees charged by GMO to different share classes of the Fund in light of the services provided to each class by GMO.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

198

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels. The Trustees noted that the Fund’s management fee did not have any breakpoints and GMO’s reasons for not including breakpoints.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fee charged under that agreement was reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

GMO Strategic Opportunities Allocation Fund

Approval of renewal of management agreement for GMO Strategic Opportunities Allocation Fund (the “Fund”). At a meeting on June 22, 2023, the Trustees of GMO Trust (the “Trust”) approved the renewal for an additional twelve-month period beginning on June 30, 2023 of the management agreements between Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) and the Trust, on behalf of the Fund and other series of the Trust (collectively, the “GMO funds”).

Throughout the year the Trustees considered information relevant to the renewal of the Fund’s management agreement at and apart from Board meetings. The Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) also requested information specifically for that purpose.

At a meeting on May 30, 2023, the Trustees discussed at length with representatives of GMO the investment performance of the Fund and the other GMO funds. Following that meeting the Independent Trustees and their independent legal counsel met privately to discuss the extensive materials GMO had provided them at their request. At that meeting, the Independent Trustees asked their independent legal counsel to request additional information from GMO, which they received before and at the June 22, 2023 meeting of the Trustees. Prior to and at the June 22 meeting, the Independent Trustees considered that additional information. At the June 22 meeting, representatives of GMO answered the Trustees’ questions, and at the end of the meeting the Independent Trustees met privately once again with their independent legal counsel.

Using various metrics, the Trustees considered the Fund’s investment performance, as well as the performance of the other GMO funds. The Trustees discussed how a fund with investment strategies similar to those used by GMO in managing the Fund would be expected to perform in various market conditions and considered whether the Fund’s performance had met those expectations. The Trustees noted that the Fund is not currently offered as a standalone investment and the investment strategies it pursues are intended to complement the investment strategies of other GMO funds or accounts. In addition, the Trustees considered the Fund’s performance in light of various risk and performance measures and as compared to the performance of non-GMO funds and accounts in peer groups selected by third-party data services.

The Trustees considered the Fund’s expenses and its expense ratio (annual operating expenses per share as a percentage of average annual net asset value per share) as compared to the expense ratios of non-GMO funds in a peer group selected by a third-party data service. In considering the Fund’s expense ratio, the Trustees took into account GMO’s undertaking to reimburse a portion of the Fund’s operating expenses.

199

GMO Trust Funds

Board Review of Investment Management Agreements — (Continued)

August 31, 2023 (Unaudited)

The Trustees noted that GMO does not charge a management fee or shareholder servicing and supplemental support fee and instead that the Fund indirectly bears the management and shareholder servicing fees paid to GMO by the other GMO funds in which the Fund invests. The Trustees noted that they had approved the management and shareholder servicing and supplemental support agreements between GMO and the other GMO funds in which the Fund may invest and had concluded that the fees payable to GMO under those agreements were reasonable.

The Trustees also considered the non-investment management services GMO provides to the Fund, including but not limited to valuation, legal and compliance, board support, accounting, operational, operational risk management, and technology services.

The Trustees also considered information provided to them by GMO regarding its profits from managing the Fund and the Trust overall. The Trustees reviewed GMO’s methodology in preparing that information and noted that it was substantially consistent with the methodology used in the prior year. They also noted that other methods of calculating profitability could produce different results. The Trustees took note of “fallout benefits” realized by GMO from its management of the Fund and the other GMO funds.

The Trustees considered whether the fees payable by the Fund to GMO reflected possible economies of scale to GMO at the Fund’s recent asset levels.

The Trustees also considered the experience and sophistication of GMO and its personnel (including, among others, management and investment-management personnel and legal, tax, accounting, compliance, and risk-management personnel). In addition, the Trustees considered the resources GMO employed in managing the Fund, GMO’s organization, its reputation and relationship with Fund shareholders, its risk-management policies, its proxy voting policies, and other aspects of GMO’s business relevant to the nature and quality of its services to the Fund.

After reviewing these and other factors, the Trustees concluded that the nature, extent and quality of GMO’s services to the Fund supported their approval of the Fund’s management agreement and that the fees charged under the management agreements (and sub-advisory agreement, as applicable) of the other GMO funds in which the Fund may invest were reasonable.

In the Trustees’ deliberations, each Trustee weighed specific factors as that Trustee thought appropriate. Following their deliberations, the Independent Trustees voting separately, and then all Trustees voting together, approved the renewal of the Fund’s management agreement for another year.

200

GMO Trust Funds

Liquidity Risk Management Program

August 31, 2023 (Unaudited)

Rule 22e-4 under the Investment Company Act of 1940, as amended, requires open-end registered investment companies (other than money market funds) to adopt and implement a written liquidity risk management program that is reasonably designed to assess and manage liquidity risk. Each Fund has adopted a Liquidity Risk Management Program (the “Program”) that is designed to assess and manage liquidity risk, defined as the risk that the Fund could not meet redemption requests without significant dilution of the remaining shareholders’ interests in the Fund. The Program includes the following elements, among others:

• Monitoring of factors material to liquidity risk for each Fund;

• Classification of each Fund’s portfolio investments into one of four liquidity categories: highly liquid, moderately liquid, less liquid, and illiquid;

• Oversight of third parties providing services in support of the Program;

• Determination and review of a highly liquid investment minimum for any Fund that does not primarily hold assets that are highly liquid investments;

• A restriction on each Fund acquiring an illiquid investment if immediately after the acquisition the Fund would have more than 15% of its net assets invested in illiquid investments;

• Periodic reporting to the Board of Trustees, including a written report at least annually that addresses the operation of the Program and assesses its adequacy and effectiveness.

The GMO Trust Board of Trustees reviewed a written report from GMO dated April 15, 2023 addressing the Program’s operation, adequacy and effectiveness.

201

GMO Trust Funds

Fund Expenses

August 31, 2023 (Unaudited)

Expense Examples: The following information is in relation to expenses for the six month period ended August 31, 2023.

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including direct and/or indirect management fees, direct and/or indirect shareholder services fees, and supplemental support fees to Class MF and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, March 1, 2023 through August 31, 2023.

Actual Expenses

This section of the table for each class below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $10,000,000 account value divided by $1,000 = 10,000), then multiply the result by the number under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

This section of the table for each class below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual			Hypothetical
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio
Alternative Allocation Fund

Class VI	$1,000.00	$1,015.70	$8.51	$1,000.00	$1,016.69	$8.52	1.68%

Class R6	$1,000.00	$1,015.60	$9.37	$1,000.00	$1,015.84	$9.37	1.85%

Class I	$1,000.00	$1,014.70	$9.88	$1,000.00	$1,015.33	$9.88	1.95%

Benchmark-Free Allocation Fund

Class III	$1,000.00	$1,036.30	$6.40	$1,000.00	$1,018.85	$6.34	1.25%

Class IV	$1,000.00	$1,036.50	$6.14	$1,000.00	$1,019.10	$6.09	1.20%

Class MF	$1,000.00	$1,036.50	$6.14	$1,000.00	$1,019.10	$6.09	1.20%

Class R6	$1,000.00	$1,036.00	$6.40	$1,000.00	$1,018.85	$6.34	1.25%

Class I	$1,000.00	$1,036.00	$6.91	$1,000.00	$1,018.35	$6.85	1.35%

Benchmark-Free Fund

Class III	$1,000.00	$1,044.50	$3.34	$1,000.00	$1,021.87	$3.30	0.65%

Global Asset Allocation Fund

Class III	$1,000.00	$1,050.00	$3.56	$1,000.00	$1,021.67	$3.51	0.69%

Class R6	$1,000.00	$1,050.10	$3.56	$1,000.00	$1,021.67	$3.51	0.69%

Class I	$1,000.00	$1,049.70	$4.07	$1,000.00	$1,021.17	$4.01	0.79%

Global Developed Equity Allocation Fund

Class III	$1,000.00	$1,084.80	$2.83	$1,000.00	$1,022.42	$2.75	0.54%

Global Equity Allocation Fund

Class III	$1,000.00	$1,078.40	$3.03	$1,000.00	$1,022.22	$2.95	0.58%

Class R6	$1,000.00	$1,078.00	$3.03	$1,000.00	$1,022.22	$2.95	0.58%

Class I	$1,000.00	$1,077.30	$3.55	$1,000.00	$1,021.72	$3.46	0.68%

202

GMO Trust Funds

Fund Expenses — (Continued)

August 31, 2023 (Unaudited)

	Actual			Hypothetical
	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During the Period*	Annualized Expense Ratio

Implementation Fund

Core Class	$1,000.00	$1,040.40	$2.56	$1,000.00	$1,022.62	$2.54	0.50%

International Developed Equity Allocation Fund

Class III	$1,000.00	$1,069.40	$3.28	$1,000.00	$1,021.97	$3.20	0.63%

Class R6	$1,000.00	$1,069.40	$3.28	$1,000.00	$1,021.97	$3.20	0.63%

International Equity Allocation Fund

Class III	$1,000.00	$1,058.10	$3.52	$1,000.00	$1,021.72	$3.46	0.68%

Class R6	$1,000.00	$1,058.10	$3.52	$1,000.00	$1,021.72	$3.46	0.68%

SGM Major Markets Fund

Class III	$1,000.00	$995.30	$5.12	$1,000.00	$1,020.01	$5.18	1.02%

Class VI	$1,000.00	$995.70	$4.67	$1,000.00	$1,020.46	$4.72	0.93%

Class I	$1,000.00	$994.50	$5.62	$1,000.00	$1,019.51	$5.69	1.12%

Strategic Opportunities Allocation Fund

Class III	$1,000.00	$1,050.30	$4.38	$1,000.00	$1,020.86	$4.32	0.85%

*

Expenses are calculated using each class’s annualized net expense ratio (including indirect expenses incurred) for the six months ended August 31, 2023, multiplied by the average account value over the period, multiplied by 184 days in the period, divided by 366 days in the year.

203

SR-083123-AA

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this registrant.

Item 6. Schedule of Investments.

The complete schedule of investments for each series of the registrant is included as part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and Principal Financial Officer have concluded as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this registrant.

Item 13. Exhibits.

(a)(1) Not applicable to this filing.

(a)(2) Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

(a)(3) Not applicable to this registrant.

(b)

Certifications by the Principal Executive Officer and Principal Financial Officer of the registrant pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GMO Trust

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Chief Executive Officer

Date: November 1, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Tara Pari
Tara Pari, Principal Executive Officer

Date: November 1, 2023

By (Signature and Title):	/s/ Betty Maganzini
Betty Maganzini, Principal Financial Officer

Date: November 1, 2023